UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-04415

COLLEGE RETIREMENT EQUITIES FUND
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Item 1. Reports to Stockholders.

2008 SEMIANNUAL REPORT

COLLEGE
RETIREMENT
EQUITIES FUND

JUNE 30, 2008
Financial statements (unaudited)

Stock

Global Equities

Growth

Equity Index

Bond Market

Inflation-Linked Bond

Social Choice

Money Market

SIGN UP FOR ELECTRONIC DELIVERY AT

www.tiaa-cref.org

PERFORMANCE OVERVIEW AS OF JUNE 30, 2008

		Total return	Average annual total return

	Inception date	1 year	5 years	10 years	Since inception

EQUITIES
CREF Stock	8/1/1952	–11.53%	10.02%	3.91%	10.23%
CREF Global Equities	5/1/1992	–9.96	11.82	3.54	8.66	*
CREF Growth	4/29/1994	–2.93	7.16	0.19	7.33	*
CREF Equity Index	4/29/1994	–13.08	7.90	3.19	9.27	*

FIXED INCOME
CREF Bond Market	3/1/1990	5.53	3.36	5.37	6.87	*
CREF Inflation-Linked Bond	5/1/1997	14.61	5.48	7.36	6.98	*

EQUITIES & FIXED INCOME
CREF Social Choice	3/1/1990	–5.07	6.28	4.33	9.11	*

MONEY MARKET
CREF Money Market†	4/1/1988	3.77	3.03	3.50	4.67	*

NET ANNUALIZED YIELD		NET ANNUALIZED YIELD
(30-day period ended 6/30/2008)		(7-day period ended 6/24/2008)

	Effective			Current	Effective
CREF Bond Market	4.58%	CREF Money Market†		1.78%	1.80%

*

The performance shown is computed from the inception date of the account (the date on which the account became publicly available). Previously, performance for this account was computed from the day prior to the inception date.

†

As with all the CREF variable annuity accounts, the funds you invest in the CREF Money Market Account are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return.

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

UNDERSTANDING YOUR CREF REPORT

This report contains information about the eight CREF accounts and describes the accounts’ results for the six months ended on June 30, 2008. The report contains five main sections:

•	The performance overview on the inside front cover shows the accounts’ returns over a variety of time periods.
•

The report to CREF participants from Edward Grzybowski, the chief investment officer of TIAA-CREF Investment Management, LLC, the accounts’ investment adviser, explains how returns among various types of investments differed during the six-month period.

•	The account performance section compares each account’s investment returns with those of that account’s benchmark index and Morningstar peer group.
•

The summary portfolios of investments list the industries or types of securities in which each account had investments as of June 30, 2008, and the largest individual holdings the account held on that date.

•	The financial statements provide detailed information about the operations and financial condition of each account.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at www.tiaa-cref.org, or call 877 518-9161. We urge you to read the prospectus carefully before investing.

REPORT TO CREF PARTICIPANTS

Global stock markets entered 2008 having completed five consecutive years of impressive gains. The MSCI World IndexSM, which tracks stock performance in 23 developed nations, including the United States, posted an average annual return of 17% over that time—a cumulative rate of 119%.

However, stock prices started to drop in the second half of 2007, and that slide continued and intensified during the first half of 2008.

Investor sentiment changed because of concerns about the U.S. economy and about the rising price of oil—which climbed above $140 per barrel in June. In the second quarter of 2008, gross domestic product was estimated as growing at an annual rate of 1.9%—significantly below the nation’s long-term growth rate.

For the first six months of 2008, the broad U.S. stock market, as measured by the Russell 3000® Index, lost 11.1%. Foreign stocks, as measured by the MSCI EAFE®+Canada Index, fell 9.8%, in dollars.

Bonds fared better than stocks; bond returns were positive for the six months. The Lehman Brothers U.S. Aggregate Index, which measures the broad U.S. investment-grade, fixed-rate bond market, returned just 1.1%—far below its historical norm for a six-month period.

Seven CREF accounts outperform their peers in a down market

When markets decline, the performance of an investment account in relation to its peers takes on even greater importance. During the first half of 2008, seven of the eight CREF accounts performed better than the average return of their peers, as defined by their respective Morningstar categories—or, in the case of the Money Market Account, better than the average U.S. money market fund.

In absolute terms, the best result came from the Inflation-Linked Bond Account, which earned 4.7% for the six-month period, slightly lagging its benchmark but topping the account’s Morningstar category.

Despite the turmoil in the credit markets, the Bond Market Account remained in positive territory with a return of 0.4%—less than its benchmark’s but more than a full percentage point ahead of its Morningstar category.

Among our accounts that invest exclusively in stocks, the Growth Account held up best. While it posted a 9.7% loss and trailed its benchmark, this account too outperformed its Morningstar peers.

The Stock Account’s loss of 10.9% placed it slightly behind its composite benchmark but ahead of its Morningstar category.

2	2008 Semiannual Report ▪ College Retirement Equities Fund

Edward J. Grzybowski
Chief Investment Officer
TIAA-CREF Investment Management, LLC

The Global Equities Account declined 11%, lagging its benchmark but also outperforming its peers.

The Equity Index Account was the only stock account that trailed both its benchmark and its Morningstar category.

The Social Choice Account, which invests in both stocks and bonds, was helped by its fixed-income holdings. The account lost 5.9%—in line with its benchmark but ahead of its Morningstar peers.

The Money Market Account’s 1.3% return was above the money market average, as measured by iMoneyNet.

During the six-month period, the CREF accounts incurred higher-than-anticipated expenses. This reflects expenses associated with improving transaction processing and service-related initiatives, which are now substantially completed, as well as declines in the global financial markets, which lowered the value of the accounts’ assets, against which expenses are assessed. Please note that the accounts’ expenses remain in the lowest quartile of their respective Morningstar categories.

Pursuing consistent growth in a difficult market

While no investment strategy can guarantee against loss, diversifying your assets can limit your losses when declines occur in one investment area or asset class but not in others. It can also help ensure that, when a given area does well, you will be able to share in its rewards.

That is why TIAA-CREF offers a range of savings and investment options that extends beyond stocks and bonds, including the TIAA Traditional Annuity, which celebrates its 90th anniversary this year, and the TIAA Real Estate Account.

Our goal is to give you options that can be combined to create a broadly diversified retirement strategy with the potential for consistent growth. Of course, the right mix depends on your financial needs, time horizon and attitude toward risk.

If you would like help finding the combination that’s best for you, please visit our website or call us.

/s/ Edward J. Grzybowski

Edward J. Grzybowski

Chief Investment Officer

TIAA-CREF Investment Management, LLC

College Retirement Equities Fund ▪ 2008 Semiannual Report	3

MORE INFORMATION FOR CREF PARTICIPANTS

Portfolio listings

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. The account files complete portfolio listings with the SEC, and they are available to participants.

You can obtain a complete list of CREF’s holdings (called “CREF Statements of Investments”) as of the most recently completed fiscal quarter (currently for the period ended June 30, 2008) in the following ways:

•	By visiting our website at www.tiaa-cref.org; or
•	By calling us at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	At the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at www.tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2776 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2776.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day investment management of the accounts.

4	2008 Semiannual Report ▪ College Retirement Equities Fund

SPECIAL TERMS

Agency securities are bonds issued by U.S. government entities such as Fannie Mae.

Annuities are insurance contracts designed for retirement savings or for other long-term goals. They offer several payment options, including lifetime income. Payments from variable annuities are not guaranteed and will vary depending on investment returns.

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or MSCI EAFE®+Canada Index, whose performance can be used as a standard by which to judge the performance of a variable annuity.*

Commercial paper refers to short-term debt obligations issued to investors by banks, corporations or other borrowers. Maturities range from 1 to 270 days.

Emerging markets are countries with relatively low per capita income levels and above-average economic growth rates or prospects for growth.

Expense ratio is a measure of the annual amount that investors pay for the management of an annuity account. It is expressed as a percentage of the account’s average net assets and does not include front-end or back-end sales charges, if any, or trading costs.

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by Ginnie Mae, Fannie Mae or other federal entities.

Overweight holding is a security that forms a larger percentage of an account, in terms of market capitalization, than that security’s percentage of the benchmark.

Peer groups are groupings of variable annuities or funds with similar objectives whose performance can be compared with that of an individual variable annuity or fund with a similar objective.

Portfolio turnover rate is calculated by dividing the market value of securities bought and sold during a given period by the average value of the account’s assets during that period.

Price/earnings ratio (P/E) is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Relative performance is the return of an account in relation to that of its benchmark.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other marketable investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security that forms a smaller percentage of an account, in terms of market capitalization, than that security’s percentage of the benchmark.

*

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. EAFE (which stands for Europe, Australasia, Far East) is a trademark of MSCI, Inc.

College Retirement Equities Fund ▪ 2008 Semiannual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES

As a participant in any of the CREF accounts, you incur only one of two potential types of costs.

•	You incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.
•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, distribution (12b-1) fees, and mortality and expense risk charges.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each account. The examples are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

The examples assume $1,000 was invested on January 1, 2008, and held for six months until June 30, 2008.

Actual expenses

The first line in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

Simply divide your beginning accumulation by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in this account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other accounts.

6	2008 Semiannual Report ▪ College Retirement Equities Fund

CREF STOCK ACCOUNT U.S. AND FOREIGN STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2008

The CREF Stock Account returned –10.92% for the period, compared with the –10.77% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE®+Canada Index, the MSCI EAFE+Canada Small Cap Index and the MSCI Emerging Markets IndexSM. The average return of the account’s peers, as defined by the Morningstar Large Blend category, was
–11.18%. The Morningstar category included 2,180 funds as of June 30, 2008.

Stocks tumble amid global volatility

Both U.S. and foreign stocks posted losses in the first six months of 2008. The Russell 3000 Index, which measures the broad U.S. stock market, fell 11.05%, and the MSCI EAFE+Canada Index, which measures stocks in 22 developed foreign nations, lost 9.76% in U.S. dollars.

The dollar’s continued fall against the euro and pound cushioned foreign stock losses for U.S. investors, particularly in the first quarter of 2008. For the period, the dollar’s relative weakness trimmed the 13.97% drop of the EAFE+Canada index in local terms, to a loss of 9.76% in dollars.

The MSCI Emerging Markets Index, which tracks stocks in 25 emerging markets, fell 11.76% in dollars during the period.

Stock choices yield mixed results

The account’s negative return was generally in line with that of the broad U.S. stock market, but slightly larger than the loss posted by foreign markets. The account trailed its composite benchmark, reflecting mixed results from stock selections.

Among the primary detractors from the account’s return were larger-than-benchmark weightings in drug-maker Merck, Italian car maker Fiat and investment bank Bear Stearns. The account was also hampered by underweight positions in ExxonMobil, Chevron and ArcelorMittal, a steel producer based in Luxembourg.

These negative effects were partly offset by successful positions that included overweights in French steel pipe producer Vallourec and in three U.S. energy companies: XTO Energy, Occidental Petroleum and Denbury Resources. Underweights in Bank of America and insurer American International Group also helped.

The account’s annualized expense ratio for the period was 0.66%, an increase from the 0.52% expense ratio for the year ended December 31, 2007. This reflects investments in service-related initiatives, now substantially completed, and declines in the global financial markets, which lowered the value of the account’s assets, against which expenses are assessed.

College Retirement Equities Fund ▪ 2008 Semiannual Report	7

CREF STOCK ACCOUNT U.S. AND FOREIGN STOCKS

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks.

PRINCIPAL INVESTMENT RISKS

The account is subject to market risk, company risk, foreign investment risk and small-cap/mid-cap risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The account’s composite benchmark is a weighted average of four indexes: the Russell 3000®Index, which measures the performance of the broad U.S. stock market; the MSCI EAFE®+Canada Index, which measures stocks in 22 developed nations outside the United States; the MSCI Emerging Markets IndexSM, which measures stocks in 25 emerging-market nations; and the MSCI EAFE+Canada Small Cap Index, which measures small-cap stocks in 22 developed nations outside the United States. (You cannot invest directly in these indexes.)

PERFORMANCE AS OF JUNE 30, 2008

	Total return		Average annual total return		Cumulative total return

	6 months	1 year	5 years	10 years	5 years	10 years

CREF Stock Account	–10.92%	–11.53%	10.02%	3.91%	61.30%	46.80%

CREF Composite Benchmark	–10.77	–11.52	10.33	4.23	63.55	51.31

Benchmark components (percentage of composite index)
Russell 3000 Index (74.3%)	–11.05	–12.69	8.37	3.51	49.50	41.24
MSCI EAFE+Canada Index (22.6%)	–9.76	–8.81	17.30	6.35	122.28	85.25
MSCI Emerging Markets Index (2.7%)	–11.76	4.63	29.75	—	267.71	—
MSCI EAFE+Canada Small Cap Index (0.4%)	–9.79	–17.40	19.11	—	139.69	—

Morningstar Large Blend	–11.18	–12.27	7.64	3.32	45.41	42.94

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. EAFE is a trademark of MSCI, Inc. MSCI Emerging Markets Index is a service mark of MSCI, Inc.

8	2008 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on July 1, 1998, would have grown to $14,680 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the two main components of the account’s composite benchmark and its peer group during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1998

*	Partial year

College Retirement Equities Fund ▪ 2008 Semiannual Report	9

CREF STOCK ACCOUNT U.S. AND FOREIGN STOCKS

EXPENSE EXAMPLE

Six months ended June 30, 2008

	Starting	Ending	Expenses paid*
	account value	account value	(1/1/08–
CREF Stock Account	(1/1/08)	(6/30/08)	6/30/08)

Actual return	$1,000.00	$890.80	$3.10
5% annual hypothetical return	1,000.00	1,021.54	3.32

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	8/1/1952
Net assets	$116.69 billion
Number of holdings	7,856
Portfolio turnover rate	25%
Weighted median market capitalization	$32.7 billion
P/E ratio (weighted 12-month trailing average)	15.3
Dividend yield	2.33%

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	67.22
$4 billion–$15 billion	19.12
Under $4 billion	13.66

Total	100.00

HOLDINGS BY COUNTRY

% of portfolio investments

United States	73.4
United Kingdom	4.4
Japan	4.1
Germany	2.4
France	2.3
Canada	2.1
Switzerland	1.7
54 other nations	9.5
Short-term investments	0.1

Total	100.0

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	20.0
Consumer products & services	17.3
Financial	17.2
Technology	17.2
Energy	13.5
Health care	10.1
Utilities	4.6
Short-term investments	0.1

Total	100.0

10	2008 Semiannual Report ▪ College Retirement Equities Fund

CREF GLOBAL EQUITIES ACCOUNT FOREIGN AND U.S. STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2008

The CREF Global Equities Account returned –11.01% for the period, compared with the –10.57% return of its benchmark, the MSCI World IndexSM, and the –11.11% average return of its peers, as defined by the Morningstar World Stock category, which included 638 funds as of June 30, 2008.

Global stocks post double-digit loss

After climbing 9.04% in 2007, global stocks gave back all of that gain and more in the first half of 2008. Soaring energy and commodity prices, along with concerns about economic growth, drove stocks lower.

The dollar’s falling value against the euro and pound cushioned foreign stock losses for U.S. investors. For the period, the MSCI World Index fell 12.81% in terms of local currencies, versus 10.57% in dollars.

European stocks lose the most

During the period, the benchmark’s European segment dropped 12.4% in dollar terms. The three largest components of the European segment—British, French and German stocks—fell 11.2%, 12.0% and 13.9%, respectively. In the Pacific segment, Japanese stocks lost 5.5%, while other Pacific stocks declined 11.7%. North American stocks, representing more than half of the benchmark’s market capitalization at the end of the period, fell 10.2%.

Stock selections limit return

The global market downturn made it difficult for the account’s managers to add value through individual stock selections. Among the detractors were larger-than-benchmark weightings in drugmaker Merck, Dutch chemical company Akzo Nobel and Germany’s Deutsche Post. Underweights that hurt performance included Australian mining company BHP Billiton; ArcelorMittal, a steel producer based in Luxembourg; and Chevron.

Negative results like these more than offset the positive effects of other stocks, including overweights in two British companies—food service giant Compass Group and mining company Anglo American—and in French steel pipe producer Vallourec. A nonbenchmark holding in Russian fertilizer company Uralkali also helped. Favorable underweights included Bank of America and insurer American International Group.

The account’s annualized expense ratio for the period was 0.70%, an increase from the 0.56% expense ratio for the year ended December 31, 2007. This reflects investments in service-related initiatives, now substantially completed, and declines in the global financial markets, which lowered the value of the account’s assets, against which expenses are assessed.

College Retirement Equities Fund ▪ 2008 Semiannual Report	11

CREF GLOBAL EQUITIES ACCOUNT FOREIGN AND U.S. STOCKS

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio that consists primarily of foreign and domestic common stocks.

PRINCIPAL INVESTMENT RISKS

The account is subject to market risk, company risk, foreign investment risk and small-cap/mid-cap risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The MSCI World IndexSM is an aggregate of 23 country indexes in developed markets, including the United States. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2008

	Total return		Average annual total return		Cumulative total return

	6 months	1 year	5 years	10 years	5 years	10 years

CREF Global Equities Account	–11.01%	–9.96%	11.82%	3.54%	74.93%	41.67%

MSCI World Index	–10.57	–10.68	11.98	4.17	76.16	50.57

Morningstar World Stock	–11.11	–10.19	12.98	5.79	85.32	83.71

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

MSCI World Index is a service mark of MSCI, Inc.

12	2008 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on July 1, 1998, would have grown to $14,167 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1998

*	Partial year

College Retirement Equities Fund ▪ 2008 Semiannual Report	13

CREF GLOBAL EQUITIES ACCOUNT FOREIGN AND U.S. STOCKS

EXPENSE EXAMPLE

Six months ended June 30, 2008

	Starting	Ending	Expenses paid*
	account value	account value	(1/1/08–
CREF Global Equities Account	(1/1/08)	(6/30/08)	6/30/08)

Actual return	$1,000.00	$889.90	$3.29
5% annual hypothetical return	1,000.00	1,021.34	3.52

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	5/1/1992
Net assets	$15.32 billion
Number of holdings	2,129
Portfolio turnover rate	30%
Weighted median market capitalization	$37.8 billion
P/E ratio (weighted 12-month trailing average)	14.2
Dividend yield	2.73%

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	73.19
$4 billion–$15 billion	20.20
Under $4 billion	6.61

Total	100.00

HOLDINGS BY COUNTRY

% of portfolio investments

United States	46.1
United Kingdom	10.6
Japan	7.9
France	5.7
Germany	5.2
Canada	4.3
Switzerland	4.0
Australia	2.7
37 other nations	13.5

Total	100.0

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	22.0
Financial	19.9
Consumer products & services	17.1
Technology	14.8
Energy	12.3
Health care	9.1
Utilities	4.8

Total	100.0

14	2008 Semiannual Report ▪ College Retirement Equities Fund

CREF GROWTH ACCOUNT LARGE-CAP GROWTH STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2008

The CREF Growth Account returned –9.67% for the period, compared with the –9.06% return of its benchmark, the Russell 1000® Growth Index, and the –10.38% average return of its peers, as defined by the Morningstar Large Growth category, which included 1,875 funds as of June 30, 2008.

Large-cap growth fares better than large-cap value

For the period, large-cap growth stocks held up better than large-cap value issues, which lost 13.57%, as measured by the Russell 1000 Value Index. For the twelve months ended June 30, 2008, large-cap growth stocks fell 5.96%—far less than the 18.78% decline of large-cap value stocks.

For the ten years ended June 30, however, the Russell 1000 Growth Index posted an average annual return of 0.96%, versus 4.91% for the Russell 1000 Value Index.

Most benchmark sectors decline

Ten of the benchmark’s twelve industry sectors had negative returns, and seven posted double-digit losses. The two largest sectors—technology (down 12.3%) and consumer discretionary (down 12.2%)—were among the biggest detractors from performance. Together these sectors made up almost 40% of the benchmark’s market capitalization at the end of June.

Stock selections trim returns

The account declined more than its benchmark largely because of overweight holdings that underperformed, including Hologic, a maker of medical imaging systems, drugmaker Merck and International Game Technology. A nonbenchmark position in Renewable Energy, a Norwegian solar energy company, also hurt performance.

The negative effects of such holdings were partially mitigated by several successful overweights, including agricultural giant Monsanto and energy provider Denbury Resources. Underweights in UnitedHealth Group and Microsoft also helped.

On June 30, 2008, foreign securities made up 5.29% of the account’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

The account’s annualized expense ratio for the period was 0.74%, an increase from the 0.55% expense ratio for the year ended December 31, 2007. This reflects investments in service-related initiatives, now substantially completed, and declines in the global financial markets, which lowered the value of the account’s assets, against which expenses are assessed.

College Retirement Equities Fund ▪ 2008 Semiannual Report	15

CREF GROWTH ACCOUNT LARGE-CAP GROWTH STOCKS

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.

PRINCIPAL INVESTMENT RISKS

The account is subject to market risk, company risk, foreign investment risk, small-cap/mid-cap risk and growth investing style risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000® Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios. You cannot invest directly in these indexes.

PERFORMANCE AS OF JUNE 30, 2008

	Total return		Average annual total return		Cumulative total return

	6 months	1 year	5 years	10 years	5 years	10 years

CREF Growth Account	–9.67%	–2.93%	7.16%	0.19%	41.36%	1.95%

Russell 1000 Growth Index	–9.06	–5.96	7.32	0.96	42.39	9.99

Morningstar Large Growth	–10.38	–6.02	7.81	2.61	46.75	35.35

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

16	2008 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on July 1, 1998, would have grown to $10,195 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1998

*	Partial year

College Retirement Equities Fund ▪ 2008 Semiannual Report	17

CREF GROWTH ACCOUNT LARGE-CAP GROWTH STOCKS

EXPENSE EXAMPLE

Six months ended June 30, 2008

CREF Growth Account	Starting account value (1/1/08)	Ending account value (6/30/08)	Expenses paid* (1/1/08– 6/30/08)

Actual return	$1,000.00	$903.30	$3.50
5% annual hypothetical return	1,000.00	1,021.14	3.72

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	4/29/1994
Net assets	$12.39 billion
Number of holdings	685
Portfolio turnover rate	43%
Weighted median market capitalization	$35.1 billion
P/E ratio (weighted 12-month trailing average)	19.7
Dividend yield	1.10%

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	73.95
$4 billion–$15 billion	21.82
Under $4 billion	4.23

Total	100.00

PORTFOLIO COMPOSITION

% of portfolio investments

Technology	28.3
Manufacturing & materials	19.4
Consumer products & services	18.5
Health care	13.3
Energy	11.5
Financial	6.5
Utilities	1.6
Short-term investments	0.9

Total	100.0

18	2008 Semiannual Report ▪ College Retirement Equities Fund

CREF EQUITY INDEX ACCOUNT U.S. STOCKS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2008

The CREF Equity Index Account returned –11.27% for the period, compared with the –11.05% return of its benchmark, the Russell 3000® Index, and the –11.18% average return of its peers, as defined by the Morningstar Large Blend category, which included 2,180 funds as of June 30, 2008.

Broad market slump intensifies

After declining 1.84% in the second half of 2007, U.S. stocks, as measured by the Russell 3000 Index, posted a double-digit loss for the first half of 2008. The index fell 9.52% in the year’s first quarter on investor concerns about deteriorating conditions in the credit markets and soaring energy prices. Stocks rebounded in April and May, but June’s 8.25% decline was the largest monthly loss for U.S. stocks since September 2002.

For the six months, growth lost less than value, and mid caps (down 7.57%) held up better than both large caps (down 11.20%) and small caps (down 9.37%).

Domestic equities were largely in line with foreign stocks, which fell 10.96% in dollar terms, as measured by the MSCI EAFE® Index. For the ten years ended June 30, 2008, the average annual return of the Russell 3000 Index was 3.51%, versus 5.83% for the EAFE.

Only energy sectors are spared

For the period, ten of the benchmark’s twelve industry sectors retreated, with seven posting double-digit losses. The three largest sectors—financials, technology and consumer discretionary—fell 26.1%, 12.7% and 12.4%, respectively. Only the “other energy” and integrated oils sectors advanced, gaining 24.8% and 1.8%, respectively.

Largest stocks generally fare poorly

In descending order according to capitalization size, the five largest stocks in the benchmark performed as follows: ExxonMobil, –6.4%; General Electric, –26.9%; Microsoft, –23.2%; Chevron, 5.8%; and AT&T, –18.7%.

For the period, the account’s return, minus the effects of expenses and of some cash holdings for liquidity, was similar to that of its benchmark. The account had a risk profile similar to that of its benchmark.

The account’s annualized expense ratio for the period was 0.61%, an increase from the 0.47% expense ratio for the year ended December 31, 2007. This reflects investments in service-related initiatives, now substantially completed, and declines in the global financial markets, which lowered the value of the account’s assets, against which expenses are assessed.

College Retirement Equities Fund ▪ 2008 Semiannual Report	19

CREF EQUITY INDEX ACCOUNT U.S. STOCKS

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

PRINCIPAL INVESTMENT RISKS

The account is subject to market risk, company risk, foreign investment risk, small-cap/mid-cap risk and index risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2008

	Total return		Average annual total return		Cumulative total return

	6 months	1 year	5 years	10 years	5 years	10 years

CREF Equity Index Account	–11.27%	–13.08%	7.90%	3.19%	46.32%	36.90%

Russell 3000 Index	–11.05	–12.69	8.37	3.51	49.50	41.24

Morningstar Large Blend	–11.18	–12.27	7.64	3.32	45.41	42.94

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

20	2008 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on July 1, 1998, would have grown to $13,690 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1998

*	Partial year
College Retirement Equities Fund ▪ 2008 Semiannual Report	21

CREF EQUITY INDEX ACCOUNT U.S. STOCKS

EXPENSE EXAMPLE

Six months ended June 30, 2008

CREF Equity Index Account	Starting account value (1/1/08)	Ending account value (6/30/08)	Expenses paid* (1/1/08– 6/30/08)

Actual return	$1,000.00	$887.30	$2.86
5% annual hypothetical return	1,000.00	1,021.79	3.07

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	4/29/1994
Net assets	$10.15 billion
Number of holdings	2,958
Portfolio turnover rate	4%
Weighted median market capitalization	$32.3 billion
P/E ratio (weighted 12-month
trailing average)	16.9
Dividend yield	1.91%

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	66.41
$4 billion–$15 billion	18.86
Under $4 billion	14.73

Total	100.00

PORTFOLIO COMPOSITION

% of portfolio investments

Technology	19.0
Consumer products & services	17.6
Manufacturing & materials	17.6
Financial	15.0
Energy	14.2
Health care	11.3
Utilities	4.6
Short-term investments	0.7

Total	100.0

22	2008 Semiannual Report ▪ College Retirement Equities Fund

CREF BOND MARKET ACCOUNT INTERMEDIATE-TERM BONDS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2008

The CREF Bond Market Account returned 0.36% for the period, compared with the 1.13% gain of its benchmark, the Lehman Brothers U.S. Aggregate Index, and the –0.73% average return of its peers, as defined by the Morningstar Intermediate-Term Bond category, which included 1,163 funds as of June 30, 2008.

Bonds weather second-quarter loss

For the period, the Federal Reserve cut the federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) four times, lowering it from 4.25% at the beginning of the year to 2.00%. The Fed’s actions were part of a larger effort to stimulate the economy and stabilize the financial markets.

The Lehman Brothers U.S. Aggregate Index, which measures the broad U.S. investment-grade, fixed-rate bond market, endured a bumpy ride; it rose 2.17% in the first quarter, but lost 1.02% in the second.

A short-lived rally in stocks set off a rally in corporate bonds and asset-backed securities in April and May, but in June investors resumed their recent preference for U.S. Treasuries because of their higher credit quality and greater liquidity. Treasuries were the best-performing component of the Lehman index during the period, returning 2.23%.

Treasury yields fall

As investor demand for Treasuries rose, the price of Treasury bonds climbed, sending yields lower. The 2-year Treasury yield declined from 3.05% at the beginning of January to 2.63% at the end of the second quarter. Meanwhile, the 10-year Treasury yield remained relatively flat—moving down from 4.04% to 3.99% at the end of the period.

Sector allocations limit returns

The account trailed its benchmark primarily because of an underweight in U.S. Treasuries and an overweight in asset-backed securities, whose returns lagged those of government securities. Reduced liquidity in the mortgage-backed sector also hurt.

Although thousands of downgrades were reported in the asset-backed sector during the period, the account’s asset-backed holdings experienced very few of them, and the underlying assets in those securities performed well.

The account’s annualized expense ratio for the period was 0.62%, an increase from the 0.51% expense ratio for the year ended December 31, 2007. This reflects investments in service-related initiatives, now substantially completed, and declines in the global financial markets, which lowered the value of the account’s assets, against which expenses are assessed.

College Retirement Equities Fund ▪ 2008 Semiannual Report	23

CREF BOND MARKET ACCOUNT INTERMEDIATE-TERM BONDS

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

PRINCIPAL INVESTMENT RISKS

The account is subject to income volatility risk, credit risk, call risk, interest-rate risk, prepayment risk, extension risk and illiquid security risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Lehman Brothers U.S. Aggregate Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2008

	Total return		Average annual total return		Cumulative total return

	6 months	1 year	5 years	10 years	5 years	10 years

CREF Bond Market Account	0.36%	5.53%	3.36%	5.37%	17.98%	68.74%

Lehman Brothers U.S. Aggregate Index	1.13	7.12	3.85	5.68	20.82	73.82

Morningstar Intermediate-Term Bond	–0.73	3.38	2.88	4.77	15.69	59.52

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

24	2008 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on July 1, 1998, would have grown to $16,874 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1998

*	Partial year

College Retirement Equities Fund ▪ 2008 Semiannual Report	25

CREF BOND MARKET ACCOUNT INTERMEDIATE-TERM BONDS

EXPENSE EXAMPLE

Six months ended June 30, 2008

	Starting	Ending	Expenses paid*
	account value	account value	(1/1/08–
CREF Bond Market Account	(1/1/08)	(6/30/08)	6/30/08)

Actual return	$1,000.00	$1,003.60	$3.09
5% annual hypothetical return	1,000.00	1,021.74	3.12

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	3/1/1990
Net assets	$8.28 billion
Number of issues	756
Portfolio turnover rate	71%
Average quality	Aa1
Option-adjusted duration	4.53 years
Average coupon	5.37%
Average yield to maturity	5.68%
Average maturity	6.79 years

PORTFOLIO COMPOSITION

% of portfolio investments

Mortgage-backed securities and commercial mortgage-backed securities	41.8
Corporate bonds	15.9
U.S. Treasury securities	15.3
Asset-backed securities	7.6
U.S. agency securities	6.6
Foreign government and corporate bonds denominated in U.S. dollars	6.6
Preferred stock	0.8
Short-term investments	5.4

Total	100.0

26	2008 Semiannual Report ▪ College Retirement Equities Fund

CREF INFLATION-LINKED BOND ACCOUNT INFLATION-LINKED BONDS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2008

The CREF Inflation-Linked Bond Account returned 4.72% for the period, compared with the 4.88% gain of its benchmark, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index, and the 4.13% average return of its peers, as defined by the Morningstar Inflation-Protected Bond category, which included 162 funds as of June 30, 2008.

The Fed reduces short-term rates

In the first half of 2008, the Federal Reserve lowered the federal funds rate four times. (The federal funds rate is the interest rate commercial U.S. banks charge one another for overnight loans.) At the end of the period, the rate stood at 2.00%—its lowest level since November 2004.

The Fed took these actions to address continuing difficulties in the subprime lending and housing markets and to stabilize the financial markets. At the same time, inflation accelerated. Consumer prices rose at an annual rate of 5.5% during the period, up from 4.1% for all of 2007. Against this inflation backdrop, the Fed refrained from lowering rates further.

TIPS top the broader bond market

TIPS produced positive inflation-adjusted returns during the period—one of the few asset groups to do so. The broader bond market, as measured by the Lehman Brothers U.S. Aggregate Index returned just 1.13%, failing to keep pace with inflation.

TIPS gained 5.18% in the first quarter of 2008, amid expectations that lowered interest rates would increase inflation. However, the Fed kept rates steady after April, and TIPS posted a 0.28% second-quarter loss.

The account leads peers, lags index

The account’s six-month return was superior to the average return of similar inflation-linked bond funds but slightly lower than that of its benchmark. The account’s return includes a deduction for expenses, while the benchmark’s return does not.

During the period, the account’s managers kept its maturity allocation and its overall duration—a measure of sensitivity to interest-rate changes—close to those of the benchmark to help the account more closely track its benchmark’s performance.

The account’s annualized expense ratio for the period was 0.57%, an increase from the 0.50% expense ratio for the year ended December 31, 2007. This reflects investments in service-related initiatives, now substantially completed, and declines in the global financial markets, which lowered the value of the account’s assets, against which expenses are assessed.

College Retirement Equities Fund ▪ 2008 Semiannual Report	27

CREF INFLATION-LINKED BOND ACCOUNT INFLATION-LINKED BONDS

INVESTMENT OBJECTIVE

This variable annuity account seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds—fixed-income securities whose returns are designed to track a specified inflation index over the life of the bond.

PRINCIPAL INVESTMENT RISKS

The account is subject to income volatility risk, credit risk, call risk, interest-rate risk, prepayment risk, extension risk and the risks of inflation-indexed bonds. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index measures the performance of fixed-income securities with fixed-rate coupon payments whose payments are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U). You cannot invest directly in this index.

PERFORMANCE AS OF JUNE 30, 2008

	Total return		Average annual total return		Cumulative total return

	6 months	1 year	5 years	10 years	5 years	10 years

CREF Inflation-Linked Bond Account	4.72%	14.61%	5.48%	7.36%	30.60%	103.50%

Lehman Brothers U.S. Treasury Inflation-Protected Securities Index	4.88	15.09	5.97	7.79	33.68	111.78

Morningstar Inflation-Protected Bond	4.13	12.99	5.00	6.73	27.65	93.16

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

28	2008 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on July 1, 1998, would have grown to $20,350 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1998

*	Partial year

College Retirement Equities Fund ▪ 2008 Semiannual Report	29

CREF INFLATION-LINKED BOND ACCOUNT INFLATION-LINKED BONDS

EXPENSE EXAMPLE

Six months ended June 30, 2008

	Starting	Ending	Expenses paid*
	account value	account value	(1/1/08–
CREF Inflation-Linked Bond Account	(1/1/08)	(6/30/08)	6/30/08)

Actual return	$1,000.00	$1,047.20	$2.90
5% annual hypothetical return	1,000.00	1,021.99	2.87

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	5/1/1997
Net assets	$6.64 billion
Number of issues	26
Portfolio turnover rate	7%
Average quality	AAA
Option-adjusted duration	7.76 years
Average coupon	2.37%
Average yield to maturity	5.14%
Average maturity	9.12 years

HOLDINGS BY MATURITY

% of portfolio investments

1–10-year bonds	71.9
10–20-year bonds	20.1
Over-20-year bonds	7.5
Short-term investments	0.5

Total	100.0

30	2008 Semiannual Report ▪ College Retirement Equities Fund

CREF SOCIAL CHOICE ACCOUNT SOCIALLY SCREENED STOCKS AND BONDS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2008

The CREF Social Choice Account returned –5.91% for the period, compared with the –5.96% return of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE®+Canada Index and the Lehman Brothers U.S. Aggregate Index.

The average return of the account’s peers, as defined by the Morningstar Moderate Allocation category, was –7.02%. The Morningstar category included 1,216 funds as of June 30, 2008. Neither the benchmark nor the Morningstar category screens investments according to social criteria, as the account does.

Exclusion of major stocks lifts return

Because of its social screens, the account did not invest in several stocks that were included in the Russell 3000 Index. The net effect of these exclusions was to increase the account’s return relative to that of its composite benchmark.

The avoidance of three major financial companies helped the most: Lehman Brothers (down 68.8%), American International Group (down 53.6%) and Citigroup (down 40.6%). Avoiding General Electric also aided returns.

These positive contributions were partly offset by the exclusion of Chevron, ExxonMobil, ConocoPhillips and Wal-Mart.

Strategies help limit risk

Because of the exclusion of some stocks in the Russell 3000, the account’s managers use statistical techniques to help ensure that the account’s risk characteristics resemble those of the index.

One method is to overweight or underweight certain stocks versus the index. Overweight positions that helped included three energy companies: Apache, Devon Energy and EOG Resources. Overweights that hurt included WellPoint and Merck.

Bonds boost account’s return

During the period, the account’s fixed-income component generated a higher return than its equity counterpart, reflecting the general outperformance of bonds versus stocks. In relative terms, the bond segment slightly lagged the Lehman index, primarily because of an underweight in U.S. Treasuries, the top-performing sector in the index.

The account’s annualized expense ratio for the period was 0.62%, an increase from the 0.48% expense ratio for the year ended December 31, 2007. This reflects investments in service-related initiatives, now substantially completed, and declines in the global financial markets, which lowered the value of the account’s assets, against which expenses are assessed.

College Retirement Equities Fund ▪ 2008 Semiannual Report	31

CREF SOCIAL CHOICE ACCOUNT SOCIALLY SCREENED STOCKS AND BONDS

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria.

PRINCIPAL INVESTMENT RISKS

The account is subject to market risk, company risk, the risks of socially screened investing, foreign investment risk, small-cap/mid-cap risk, income volatility risk, credit risk, call risk, interest-rate risk, prepayment risk and extension risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000® Index, which measures the performance of the broad U.S. stock market; the Lehman Brothers U.S. Aggregate Index, which measures the performance of the U.S. investment-grade, fixed-rate bond market; and the MSCI EAFE® +Canada Index, which measures stocks in 22 developed nations outside the United States. You cannot invest directly in these indexes.

PERFORMANCE AS OF JUNE 30, 2008

	Total return		Average annual total return		Cumulative total return

	6 months	1 year	5 years	10 years	5 years	10 years

CREF Social Choice Account	–5.91%	–5.07%	6.28%	4.33%	35.62%	52.91%

CREF Social Choice Composite Benchmark	–5.96	–4.56	6.83	4.78	39.21	59.51

Benchmark components (percentage of composite index)
Russell 3000 Index (47%)	–11.05	–12.69	8.37	3.51	49.50	41.24
Lehman Brothers U.S. Aggregate Index (40%)	1.13	7.12	3.85	5.68	20.82	73.82
MSCI EAFE+Canada Index (13%)	–9.76	–8.81	17.30	6.35	122.28	85.25

Morningstar Moderate Allocation	–7.02	–6.54	6.69	4.21	38.68	53.33

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. EAFE is a trademark of MSCI, Inc.

32	2008 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on July 1, 1998, would have grown to $15,291 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the two main components of the account’s composite benchmark and its peer group during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1998

*	Partial year

College Retirement Equities Fund ▪ 2008 Semiannual Report	33

CREF SOCIAL CHOICE ACCOUNT SOCIALLY SCREENED STOCKS AND BONDS

EXPENSE EXAMPLE

Six months ended June 30, 2008

	Starting	Ending	Expenses paid*
	account value	account value	(1/1/08–
CREF Social Choice Account	(1/1/08)	(6/30/08)	6/30/08)

Actual return	$1,000.00	$940.90	$2.99
5% annual hypothetical return	1,000.00	1,021.74	3.12

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	3/1/1990
Net assets	$8.61 billion
Portfolio turnover rate	43%

Equity segment
Number of holdings	1,023
Weighted median market capitalization	$23.6 billion
P/E ratio (weighted 12-month trailing average)	16.7
Dividend yield	1.81%

Fixed-income segment
Number of issues	561
Average quality	Aa1
Option-adjusted duration	4.46 years
Average coupon	5.42%
Average yield to maturity	5.54%
Average maturity	6.87 years

PORTFOLIO COMPOSITION

% of portfolio investments

Equities	56.2
Long-term bonds	38.4
Short-term investments	5.4

Total	100.0

HOLDINGS BY COMPANY SIZE

Equity segment	% of equity investments

Over $15 billion	66.30
$4 billion–$15 billion	23.09
Under $4 billion	10.61

Total	100.00

34	2008 Semiannual Report ▪ College Retirement Equities Fund

CREF MONEY MARKET ACCOUNT CASH EQUIVALENTS

PERFORMANCE IN THE SIX MONTHS ENDED JUNE 30, 2008

The CREF Money Market Account returned 1.34% for the period, compared with the 1.27% gain of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds.

The Fed brings rates down

While economic growth was subdued during the first part of 2008, soaring oil and commodity prices rekindled inflation concerns. But continued problems in the credit and housing markets made it unlikely that the Fed would seek to reduce inflationary pressure by raising short-term rates.

In fact, in the first half of 2008, the Federal Reserve lowered the federal funds rate four times. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) The rate stood at 2.00% on June 30, 2008.

LIBOR declines in the first half

LIBOR fell during the period in response to the Fed’s reduction in short-term rates and in anticipation that rates would remain low. (LIBOR, a measure of the interest rate that banks charge one another for loans in the London market, is the most widely used benchmark for short-term rates.)

LIBOR for one-month deposits dropped from 4.60% on December 31, 2007, to 2.46% at the end of the period; for twelve-month deposits, LIBOR fell from 4.22% to 3.31%.

The account stays the course

The account maintained its investments in longer-maturity securities to benefit from their higher yields. On June 24, 2008, the account’s weighted average maturity was 55 days, versus 45 days for the average iMoneyNet fund.

At the end of the period, 48.6% of the account’s portfolio was invested in commercial paper, down from 51.3% six months earlier. (Commercial paper can offer higher returns without significant additional risk.) U.S. agency securities remained at 33.2% of the portfolio, while certificates of deposit rose from 11.3% to 16.1%. The rest of the portfolio included floating-rate securities, banker’s acceptances, bank notes and asset-backed securities.

On June 30, 2008, foreign securities made up 16.59% of the account’s total portfolio investments.

The account’s annualized expense ratio for the period was 0.56%, an increase from the 0.45% expense ratio for the year ended December 31, 2007. This reflects investments in service-related initiatives, now substantially completed, and declines in the global financial markets, which lowered the value of the account’s assets, against which expenses are assessed.

College Retirement Equities Fund ▪ 2008 Semiannual Report	35

CREF MONEY MARKET ACCOUNT CASH EQUIVALENTS

INVESTMENT OBJECTIVE

This variable annuity account seeks high current income consistent with maintaining liquidity and preserving capital.

PRINCIPAL INVESTMENT RISKS

The account is subject to current income risk, income volatility risk, credit risk, call risk, interest-rate risk, prepayment risk, extension risk and foreign investment risk. An investment in the CREF Money Market Account, as in the other CREF variable annuity accounts, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For a detailed discussion of risk, please see the prospectus.

NET ANNUALIZED YIELD FOR THE 7 DAYS ENDED JUNE 24, 2008*

	Current yield	Effective yield

CREF Money Market Account	1.78%	1.80%

iMoneyNet Money Fund Report AveragesTM—All Taxable	1.84	1.86

The current yield more closely reflects current earnings than does the total return.

*     iMoneyNet reports its 7-day yields as of Tuesday of each week.

PERFORMANCE AS OF JUNE 30, 2008

	Total return		Average annual total return		Cumulative total return

	6 months	1 year	5 years	10 years	5 years	10 years

CREF Money Market Account	1.34%	3.77%	3.03%	3.50%	16.12%	41.16%

iMoneyNet Money Fund Report Averages—All Taxable	1.27	3.56	2.83	3.23	14.98	37.52

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

36	2008 Semiannual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on July 1, 1998, would have grown to $14,116 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the average iMoneyNet fund during the same period.

CALENDAR YEAR TOTAL RETURN SINCE 1998

* Partial year

College Retirement Equities Fund ▪ 2008 Semiannual Report	37

CREF MONEY MARKET ACCOUNT CASH EQUIVALENTS

EXPENSE EXAMPLE

Six months ended June 30, 2008

CREF Money Market Account	Starting account value (1/1/08)	Ending account value (6/30/08)	Expenses paid* (1/1/08– 6/30/08)

Actual return	$1,000.00	$1,013.40	$2.80
5% annual hypothetical return	1,000.00	1,022.04	2.82

*      “Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half-year.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	4/1/1988
Net assets	$12.65 billion

PORTFOLIO COMPOSITION

% of portfolio investments

Commercial paper	48.6
U.S. agency securities	33.2
Certificates of deposit	16.1
Floating-rate securities	0.9
Banker’s acceptances	0.9
Bank notes	0.2
Asset-backed securities	0.1

Total	100.0

38       2008 Semiannual Report ▪ College Retirement Equities Fund

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF STOCK ACCOUNT ▪ JUNE 30, 2008

Shares		Company		Value (000)	% of net assets

GOVERNMENT BONDS
U.S. TREASURY SECURITIES				$343	0.00	%**

		TOTAL GOVERNMENT BONDS	(Cost $322)	343	0.00	**

MUTUAL FUNDS
1,598,400	a,m,v*	First NIS Regional Fund SICAV		16	0.00	**
	e*	Other		281,790	0.24

		TOTAL MUTUAL FUNDS	(Cost $333,941)	281,806	0.24

PREFERRED STOCKS
CHEMICALS AND ALLIED PRODUCTS				210	0.00	**

COMMUNICATIONS e				1,202	0.00	**

INSTRUMENTS AND RELATED PRODUCTS				3,752	0.01

REAL ESTATE m,v*				21	0.00	**

TRANSPORTATION BY AIR *				1	0.00	**

TRANSPORTATION EQUIPMENT				46,786	0.04

		TOTAL PREFERRED STOCKS	(Cost $75,898)	51,972	0.05

COMMON STOCKS
ADMINISTRATION OF ECONOMIC PROGRAMS m,v*				6,712	0.01

AGRICULTURAL PRODUCTION-CROPS e*				4,319	0.00	**

AGRICULTURAL PRODUCTION-LIVESTOCK e				15,716	0.01

AGRICULTURAL SERVICES e*				41,205	0.04

AMUSEMENT AND RECREATION SERVICES
10,775,829		Walt Disney Co		336,206	0.29
	e,v*	Other		486,725	0.42

				822,931	0.71

APPAREL AND ACCESSORY STORES e*				511,185	0.44

APPAREL AND OTHER TEXTILE PRODUCTS e*				188,782	0.16

AUTO REPAIR, SERVICES AND PARKING e*				95,959	0.08

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*				170,091	0.15

BUILDING MATERIALS AND GARDEN SUPPLIES e*				431,299	0.37

BUSINESS SERVICES
1,522,000	*	Google, Inc (Class A)		801,211	0.69
431,900	a	Information Development Co		2,762	0.00	**
16,201	a,e	Intelligent Wave, Inc		2,926	0.00	**
50,072,265		Microsoft Corp		1,377,488	1.18
26,958,843	*	Oracle Corp		566,136	0.49
	e,v*	Other		4,115,549	3.52

				6,866,072	5.88

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	39

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED) continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2008

Shares		Company	Value (000)	% of net assets

CHEMICALS AND ALLIED PRODUCTS
13,529,514		Abbott Laboratories	$716,658	0.61%
7,095,698	*	Amgen, Inc	334,633	0.29
4,241,445	*	Genentech, Inc	321,926	0.28
19,910,724		Merck & Co, Inc	750,435	0.64
3,727,030		Monsanto Co	471,246	0.40
7,401,956		Novartis AG.	407,346	0.35
35,862,860		Pfizer, Inc	626,524	0.54
16,979,165		Procter & Gamble Co	1,032,503	0.89
6,963,875		Wyeth	333,987	0.29
	b,e,m,v*	Other	6,254,842	5.35

			11,250,100	9.64

COAL MINING e*			608,032	0.52

COMMUNICATIONS
33,261,220		AT&T, Inc	1,120,571	0.96
18,072,516		Verizon Communications, Inc	639,767	0.55
	e,m,v*	Other	3,656,739	3.13

			5,417,077	4.64

DEPOSITORY INSTITUTIONS
19,294,906	e	Banco Santander Central Hispano S.A.	352,018	0.30
24,248,891		Bank of America Corp	578,821	0.50
32,136,612		Citigroup, Inc	538,610	0.46
22,096,440		JPMorgan Chase & Co	758,129	0.65
21,778,043		Wells Fargo & Co	517,229	0.44
	e,m,v*	Other	5,992,043	5.14

			8,736,850	7.49

EATING AND DRINKING PLACES
6,213,197		McDonald’s Corp	349,306	0.30
	e,v*	Other	590,268	0.51

			939,574	0.81

EDUCATIONAL SERVICES e*			109,202	0.09

ELECTRIC, GAS, AND SANITARY SERVICES
4,893,058		Exelon Corp	440,179	0.38
	e,m,v*	Other	5,164,621	4.42

			5,604,800	4.80

40	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2008

Shares		Company	Value (000)	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
5,639,787	*	Apple Computer, Inc	$944,326	0.81%
36,016,494	*	Cisco Systems, Inc	837,744	0.72
6,402,090		Honeywell International, Inc	321,897	0.28
35,946,146		Intel Corp	772,123	0.66
10,856,576		Qualcomm, Inc	481,706	0.41
	e,m,v*	Other	3,871,541	3.32

			7,229,337	6.20

ENGINEERING AND MANAGEMENT SERVICES
12,156	a,e*	Digital Garage, Inc	14,101	0.01
	e*	Other	1,128,225	0.97

			1,142,326	0.98

ENVIRONMENTAL QUALITY AND HOUSING e*			278	0.00	**

FABRICATED METAL PRODUCTS b,e,v*			645,324	0.55

FISHING, HUNTING, AND TRAPPING e*			639	0.00	**

FOOD AND KINDRED PRODUCTS
14,028,107		Coca-Cola Co	729,181	0.62
11,505,552		PepsiCo, Inc	731,638	0.63
	e,m,v*	Other	2,642,898	2.27

			4,103,717	3.52

FOOD STORES	e,m,v*		682,981	0.59

FORESTRY e			96,323	0.08

FURNITURE AND FIXTURES e,m*			195,043	0.17

FURNITURE AND HOME FURNISHINGS STORES e*			136,746	0.12

GENERAL BUILDING CONTRACTORS e*			495,751	0.42

GENERAL MERCHANDISE STORES
16,157,694		Wal-Mart Stores, Inc	908,062	0.78
	e*	Other	835,511	0.71

			1,743,573	1.49

HEALTH SERVICES
3,689,329	a*	Healthsouth Corp	61,354	0.05
	e,v*	Other	965,065	0.83

			1,026,419	0.88

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			206,486	0.18

HOLDING AND OTHER INVESTMENT OFFICES e,m,v*			2,118,069	1.82

HOTELS AND OTHER LODGING PLACES e,v*			385,923	0.33

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	41

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2008

Shares		Company	Value (000)	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT
64,072,542		General Electric Co	$1,710,096	1.47%
16,429,178		Hewlett-Packard Co	726,334	0.62
7,896,461		International Business Machines Corp	935,968	0.80
	e,m,v*	Other	3,646,356	3.12

			7,018,754	6.01

INSTRUMENTS AND RELATED PRODUCTS
16,459,634		Johnson & Johnson	1,059,013	0.91
6,952,542		Medtronic, Inc	359,794	0.31
21,967,242	a,m,v*	MPM Bioventures II	10,426	0.01
4,126,206	a,m,v*	Skyline Venture Partners Qualified II	1,759	0.00	**
	e,m,v*	Other	2,878,631	2.46

			4,309,623	3.69

INSURANCE AGENTS, BROKERS AND SERVICE e*			516,317	0.44

INSURANCE CARRIERS
13,504,240		American International Group, Inc	357,322	0.31
	e*	Other	4,184,211	3.58

			4,541,533	3.89

JUSTICE, PUBLIC ORDER AND SAFETY e*			7,180	0.01

LEATHER AND LEATHER PRODUCTS e*			177,281	0.15

LEGAL SERVICES e*			45,152	0.04

LOCAL AND INTERURBAN PASSENGER TRANSIT e*			22,575	0.02

LUMBER AND WOOD PRODUCTS e*			23,110	0.02

METAL MINING
5,492,566		Anglo American plc	385,766	0.33
	e,m,v*	Other	2,097,682	1.80

			2,483,448	2.13

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			285,071	0.24

MISCELLANEOUS REPAIR SERVICES			50	0.00	**

MISCELLANEOUS RETAIL
9,615,351		CVS Corp	380,479	0.33
	e,m,v*	Other	888,281	0.76

			1,268,760	1.09

MOTION PICTURES e*			826,308	0.71

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS e*			7	0.00	**

NONDEPOSITORY INSTITUTIONS e,g,m,v*			1,030,385	0.88

NONMETALLIC MINERALS, EXCEPT FUELS e*			52,782	0.05

42	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2008

Shares		Company	Value (000)	% of net assets

OIL AND GAS EXTRACTION
6,139,162		Schlumberger Ltd	$659,530	0.57%
6,549,588		XTO Energy, Inc	448,712	0.38
	b,e,m,v*	Other	4,829,314	4.14

			5,937,556	5.09

PAPER AND ALLIED PRODUCTS e,m,v*			389,322	0.33

PERSONAL SERVICES e*			110,832	0.10

PETROLEUM AND COAL PRODUCTS
3,824,216		Apache Corp	531,566	0.46
36,079,147		BP plc	418,181	0.36
11,649,525		Chevron Corp	1,154,817	0.99
7,829,800		ConocoPhillips	739,055	0.63
2,729,717		Devon Energy Corp	328,003	0.28
27,430,203		Exxon Mobil Corp	2,417,424	2.07
8,105,820		Occidental Petroleum Corp	728,389	0.62
	e,v*	Other	2,617,636	2.25

			8,935,071	7.66

PIPELINES, EXCEPT NATURAL GAS e*			141,001	0.12

PRIMARY METAL INDUSTRIES e,m,v*			1,627,725	1.39

PRINTING AND PUBLISHING e*			434,120	0.37

RAILROAD TRANSPORTATION e*			1,036,746	0.89

REAL ESTATE e,m,v*			647,115	0.55

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			576,706	0.49

SECURITY AND COMMODITY BROKERS
60,780	a	Daishin Securities Co Ltd	1,299	0.00	**
2,666,898		Goldman Sachs Group, Inc	466,440	0.40
	e,m,v*	Other	2,133,396	1.83

			2,601,135	2.23

SOCIAL SERVICES e*			5,443	0.00	**

SPECIAL TRADE CONTRACTORS e*			78,000	0.07

STONE, CLAY, AND GLASS PRODUCTS e,m,v*			583,815	0.50

TEXTILE MILL PRODUCTS e*			18,778	0.02

TOBACCO PRODUCTS
14,521,738		Philip Morris International, Inc	717,229	0.61
	e,m*	Other	550,035	0.48

			1,267,264	1.09

TRANSPORTATION BY AIR b,e,m,v*			400,011	0.34

TRANSPORTATION EQUIPMENT
5,686,310		Boeing Co	373,704	0.32
5,307,933		United Technologies Corp	327,499	0.28
	b,e,v*	Other	2,741,721	2.35

			3,442,924	2.95

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	43

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF STOCK ACCOUNT ▪ JUNE 30, 2008

Shares	Company	Value (000)	% of net assets

TRANSPORTATION SERVICES e*	$190,673	0.16%

TRUCKING AND WAREHOUSING e*	615,277	0.53

WATER TRANSPORTATION e*	436,706	0.37

WHOLESALE TRADE-DURABLE GOODS e*	953,507	0.82

WHOLESALE TRADE-NONDURABLE GOODS e,v*	1,077,680	0.92

TOTAL COMMON STOCKS	(Cost $116,620,426)	116,144,584	99.53

WARRANTS
CHEMICALS AND ALLIED PRODUCTS m,v	—	^	0.00	**

ELECTRIC, GAS, AND SANITARY SERVICES m*	960	0.00	**

GENERAL BUILDING CONTRACTORS *	29	0.00	**

HOLDING AND OTHER INVESTMENT OFFICES e*	1	0.00	**

HOTELS AND OTHER LODGING PLACES *	1	0.00	**

LUMBER AND WOOD PRODUCTS v*	33	0.00	**

MISCELLANEOUS RETAIL m,v*	56	0.00	**

NONDEPOSITORY INSTITUTIONS m,v*	1,579	0.00	**

REAL ESTATE *	72	0.00	**

WHOLESALE TRADE-DURABLE GOODS v*	3	0.00	**

TOTAL WARRANTS	(Cost $28,758)	2,734	0.00	**

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES +	93,230	0.08

VARIABLE NOTES	96,219	0.08

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
8,572,234,763	z	Stock Separate Collateral	8,572,235	7.35

8,572,235	7.35

TOTAL SHORT-TERM INVESTMENTS	(Cost $8,765,465)	8,761,684	7.51

TOTAL PORTFOLIO	(Cost $125,824,810)	125,243,123	107.33

OTHER ASSETS & LIABILITIES, NET	(8,550,587)	(7.33)

NET ASSETS	$116,692,536	100.00%

44	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF STOCK ACCOUNT ▪ JUNE 30, 2008

The following abbreviations are used in portfolio descriptions:

plc	Public Limited Company
SICAV	Societe d’Investissement A Capital Variable
______________
*	Non-income producing.
**	Percentage represents less than 0.01%.
+	Notes mature 07/01/08.
^	Amount represents less than $1,000.
a	Affiliated Holding.
b	In bankruptcy.
e	All or a portion of these securities are out on loan.
g

Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At June 30, 2008, the value of these securities amounted to $17,638 or 0.02% of net assets.

m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.
z

Stock Separate Collateral is invested in 14% Certificates of Deposit, 5% Commercial Paper, 29% Repurchase Agreements, 41% Variable Rate Securities and 11% State Street Navigator Securities Lending Prime Portfolio.

______________

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration. The grouped categories can carry footnotes which can pertain to only a portion of the securities within that group.

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	45

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

CREF STOCK ACCOUNT ▪ JUNE 30, 2008

Country	Value	% of market value

DOMESTIC
UNITED STATES	$94,245,181,148	75.25%

TOTAL DOMESTIC	94,245,181,148	75.25

FOREIGN
AFGHANISTAN	9,350,966	0.01
ARGENTINA	25,904,179	0.02
AUSTRALIA	1,445,797,123	1.15
AUSTRIA	159,762,415	0.13
BAHAMAS	1,810,329	0.00
BELGIUM	198,587,545	0.16
BERMUDA	259,362,266	0.21
BRAZIL	681,800,481	0.54
CANADA	2,466,262,073	1.97
CAYMAN ISLANDS	6,495,823	0.01
CHILE	34,919,143	0.03
CHINA	616,431,848	0.49
COLOMBIA	13,180,051	0.01
CZECH REPUBLIC	47,545,259	0.04
DENMARK	138,647,796	0.11
EGYPT	21,537,786	0.02
FINLAND	307,035,960	0.25
FRANCE	2,714,845,003	2.17
GERMANY	2,851,103,745	2.28
GHANA	168,538	0.01
GREECE	117,319,574	0.09
HONG KONG	497,596,716	0.40
HUNGARY	22,690,716	0.03
INDIA	231,374,121	0.18
INDONESIA	58,687,811	0.05
IRELAND	99,095,840	0.08
ISLE OF MAN	12,544,113	0.01
ISRAEL	139,306,289	0.11
ITALY	889,674,020	0.71

Country	Value	% of market value

JAPAN	$4,815,307,740	3.84%
JERSEY, C.I.	221,582	0.00
JORDAN	2,289,172	0.00
KAZAKHSTAN	19,433,741	0.02
KOREA, REPUBLIC OF	433,276,709	0.35
LIECHTENSTEIN	233,109	0.00
LUXEMBOURG	3,729,697	0.00
MALAYSIA	163,860,753	0.13
MEXICO	159,649,627	0.13
MOROCCO	9,880,453	0.01
NETHERLAND ANTILLES	2,758,067	0.00
NETHERLANDS	582,366,663	0.46
NEW ZEALAND	30,909,511	0.02
NORWAY	168,741,178	0.13
PAKISTAN	5,370,594	0.00
PANAMA	62,486,363	0.05
PERU	20,685,718	0.02
PHILIPPINES	41,019,455	0.03
POLAND	49,596,684	0.04
PORTUGAL	50,744,649	0.04
PUERTO RICO	3,754,438	0.00
RUSSIA	560,740,959	0.45
SINGAPORE	388,805,817	0.31
SOUTH AFRICA	273,516,060	0.22
SPAIN	907,322,731	0.72
SWEDEN	454,429,667	0.36
SWITZERLAND	1,971,827,470	1.57
TAIWAN	431,080,018	0.34
THAILAND	100,425,727	0.08
TURKEY	43,411,478	0.03
UNITED KINGDOM	5,171,228,234	4.13

TOTAL FOREIGN	30,997,941,593	24.75

TOTAL PORTFOLIO	$125,243,122,741	100.00%

46	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2008

Shares		Company		Value (000)	% of net assets

PREFERRED STOCKS
COMMUNICATIONS e				$219	0.00	%**

CHEMICALS AND ALLIED PRODUCTS				1,922	0.01

ELECTRIC, GAS, AND SANITARY SERVICES				6,548	0.04

FOOD AND KINDRED PRODUCTS				2,126	0.02

HOLDING AND OTHER INVESTMENT OFFICES *				2,265	0.02

INDUSTRIAL MACHINERY AND EQUIPMENT				962	0.01

INSTRUMENTS AND RELATED PRODUCTS				1,743	0.01

INSURANCE AGENTS, BROKERS AND SERVICE				469	0.00	**

PRIMARY METAL INDUSTRIES				3,105	0.02

REAL ESTATE m,v*				23	0.00	**

STONE, CLAY, AND GLASS PRODUCTS				1,094	0.01

TRANSPORTATION EQUIPMENT e				5,093	0.03

TOTAL PREFERRED STOCKS			(Cost $24,595)	25,569	0.17

COMMON STOCKS
ADMINISTRATION OF ECONOMIC PROGRAMS				334	0.00	**

AGRICULTURAL SERVICES				4,256	0.03

AMUSEMENT AND RECREATION SERVICES
110,807		Nintendo Co Ltd		62,836	0.41
	e*	Other		52,666	0.34

				115,502	0.75

APPAREL AND ACCESSORY STORES e*				68,719	0.45

APPAREL AND OTHER TEXTILE PRODUCTS e				20,914	0.14

AUTO REPAIR, SERVICES AND PARKING e*				5,812	0.04

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*				20,332	0.13

BUILDING MATERIALS AND GARDEN SUPPLIES e				31,391	0.21

BUSINESS SERVICES
139,476	*	Google, Inc (Class A)		73,423	0.48
4,451,294		Microsoft Corp		122,455	0.80
	e*	Other		477,544	3.12

				673,422	4.40

CHEMICALS AND ALLIED PRODUCTS
1,490,508		Abbott Laboratories		78,952	0.52
1,165,823		Akzo Nobel NV		79,782	0.52
1,807,607		Avon Products, Inc		65,110	0.42
3,633,612		Merck & Co, Inc		136,951	0.89
2,143,262		Novartis AG.		117,948	0.77
1,330,611		Procter & Gamble Co		80,914	0.53

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	47

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2008

Shares		Company	Value (000)	% of net assets

CHEMICALS AND ALLIED PRODUCTS — continued
514,077		Roche Holding AG.	$92,417	0.60%
	e,g,v*	Other	937,347	6.12

			1,589,421	10.37

COAL MINING e*			47,636	0.31

COMMUNICATIONS
2,913,640		AT&T, Inc	98,161	0.64
10,777,265	e	TeliaSonera AB	79,676	0.52
	e,v*	Other	614,399	4.01

			792,236	5.17

DEPOSITORY INSTITUTIONS
6,122,210		Banco Santander Central Hispano S.A.	111,694	0.73
5,611,662		HSBC Holdings plc	86,406	0.56
2,318,435		JPMorgan Chase & Co	79,546	0.52
12,838,119		UniCredito Italiano S.p.A	78,092	0.51
	e,v*	Other	1,040,270	6.79

			1,396,008	9.11

EATING AND DRINKING PLACES
15,782,715		Compass Group plc	118,717	0.78
	e*	Other	71,430	0.46

			190,147	1.24

EDUCATIONAL SERVICES *			4,254	0.03

ELECTRIC, GAS, AND SANITARY SERVICES
478,993	e	E.ON AG.	96,538	0.63
1,132,256		Suez S.A.	76,753	0.50
	e*	Other	590,430	3.85

			763,721	4.98

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
478,055	*	Apple Computer, Inc	80,046	0.52
3,259,705	*	Cisco Systems, Inc	75,821	0.50
2,906,240		Intel Corp	62,426	0.41
	e*	Other	567,789	3.70

			786,082	5.13

ENGINEERING AND MANAGEMENT SERVICES e*			80,079	0.52

FABRICATED METAL PRODUCTS e*			58,240	0.38

FISHING, HUNTING, AND TRAPPING e*			2	0.00	**

FOOD AND KINDRED PRODUCTS
2,869,020		Nestle S.A.	129,640	0.85
1,099,742		PepsiCo, Inc	69,933	0.46
	e*	Other	354,888	2.31

			554,461	3.62

FOOD STORES e*			139,122	0.91

FORESTRY			16,765	0.11

48	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2008

Shares		Company	Value (000)	% of net assets

FURNITURE AND FIXTURES e			$15,123	0.10%

FURNITURE AND HOME FURNISHINGS STORES e*			15,145	0.10

GENERAL BUILDING CONTRACTORS e*			72,523	0.47

GENERAL MERCHANDISE STORES
1,789,895		Wal-Mart Stores, Inc	100,592	0.66
	e*	Other	102,622	0.67

			203,214	1.33

HEALTH SERVICES e,v*			111,016	0.72

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			41,111	0.27

HOLDING AND OTHER INVESTMENT OFFICES
1,102,778	e	iShares MSCI EAFE Index Fund	75,761	0.49
614,329	e	SPDR Trust Series 1	78,622	0.51
	e*	Other	229,091	1.50

			383,474	2.50

HOTELS AND OTHER LODGING PLACES e,v*			95,274	0.62

INDUSTRIAL MACHINERY AND EQUIPMENT
391,219	e	Alstom RGPT	89,709	0.59
5,722,005		General Electric Co	152,720	1.00
1,487,334		Hewlett-Packard Co	65,755	0.43
800,431		International Business Machines Corp	94,875	0.62
	e*	Other	368,378	2.39

			771,437	5.03

INSTRUMENTS AND RELATED PRODUCTS
1,567,659		Johnson & Johnson	100,863	0.66
	e*	Other	261,406	1.70

			362,269	2.36

INSURANCE AGENTS, BROKERS AND SERVICE
1,603,203		AON Corp	73,651	0.48
	e	Other	54,650	0.36

			128,301	0.84

INSURANCE CARRIERS
527,931		Allianz AG.	92,865	0.61
	e*	Other	558,532	3.64

			651,397	4.25

JUSTICE, PUBLIC ORDER AND SAFETY e*			1	0.00	**

LEATHER AND LEATHER PRODUCTS e*			25,297	0.17

LEGAL SERVICES e*			4,108	0.03

LOCAL AND INTERURBAN PASSENGER TRANSIT e			2,687	0.02

LUMBER AND WOOD PRODUCTS			1,313	0.01

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	49

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2008

Shares		Company	Value (000)	% of net assets

METAL MINING
2,284,090		Anglo American plc	$160,421	1.05%
1,836,353		BHP Billiton Ltd	78,156	0.51
658,521		Rio Tinto plc	79,304	0.52
	e*	Other	304,382	1.98

			622,263	4.06

MISCELLANEOUS MANUFACTURING INDUSTRIES e			29,907	0.19

MISCELLANEOUS RETAIL e*			122,721	0.80

MOTION PICTURES	e*		65,377	0.43

NONDEPOSITORY INSTITUTIONS e,g,m*			118,379	0.77

NONMETALLIC MINERALS, EXCEPT FUELS e			2,661	0.02

OIL AND GAS EXTRACTION
3,235,838		BG Group plc	84,092	0.55
	e,v*	Other	567,008	3.70

			651,100	4.25

PAPER AND ALLIED PRODUCTS e*			37,779	0.25

PERSONAL SERVICES			8,905	0.06

PETROLEUM AND COAL PRODUCTS
8,702,567		BP plc	100,868	0.66
964,212		Chevron Corp	95,582	0.62
2,368,267		Exxon Mobil Corp	208,715	1.37
919,996		Occidental Petroleum Corp	82,671	0.54
1,556,254		Royal Dutch Shell plc (A Shares)	63,794	0.42
1,038,644		Total S.A.	88,408	0.58
	e*	Other	482,764	3.14

			1,122,802	7.33

PIPELINES, EXCEPT NATURAL GAS e*			28,388	0.19

PRIMARY METAL INDUSTRIES
275,015	e	Vallourec	96,181	0.63
	e*	Other	151,349	0.99

			247,530	1.62

PRINTING AND PUBLISHING e*			70,299	0.46

RAILROAD TRANSPORTATION e			107,664	0.70

REAL ESTATE e,m,v*			152,384	0.99

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
905,239		Bayer AG.	76,165	0.50
	e*	Other	24,135	0.15

			100,300	0.65

SECURITY AND COMMODITY BROKERS e,v*			239,665	1.56

SPECIAL TRADE CONTRACTORS			223	0.00	**

50	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2008

Shares		Company		Value (000)		% of net assets

STONE, CLAY, AND GLASS PRODUCTS e*				$87,363		0.57%

TEXTILE MILL PRODUCTS e				3,233		0.02

TOBACCO PRODUCTS
1,482,544		Philip Morris International, Inc		73,223		0.48
	e*	Other		68,223		0.44

				141,446		0.92

TRANSPORTATION BY AIR e*				36,180		0.24

TRANSPORTATION EQUIPMENT
888,134		Siemens AG.		98,459		0.64
1,466,325	e	Toyota Motor Corp		69,216		0.45
	e*	Other		338,714		2.21

				506,389		3.30

TRANSPORTATION SERVICES e*				8,867		0.06

TRUCKING AND WAREHOUSING
3,928,895		Deutsche Post AG.		102,580		0.67
	e	Other		50,607		0.33

				153,187		1.00

WATER TRANSPORTATION e*				85,143		0.56

WHOLESALE TRADE-DURABLE GOODS e*				113,815		0.74

WHOLESALE TRADE-NONDURABLE GOODS e*				117,125		0.76

		TOTAL COMMON STOCKS	(Cost $15,905,329)	15,223,641		99.35

RIGHTS / WARRANTS
DEPOSITORY INSTITUTIONS v*				—	^	0.00	**

INDUSTRIAL MACHINERY AND EQUIPMENT e*				44		0.00	**

INSURANCE AGENTS, BROKERS AND SERVICE *				87		0.00	**

NONDEPOSITORY INSTITUTIONS *				1,038		0.01

PRIMARY METAL INDUSTRIES m,v				—	^	0.00	**

REAL ESTATE *				72		0.00	**

		TOTAL RIGHTS / WARRANTS	(Cost $930)	1,241		0.01

SHORT-TERM INVESTMENTS
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
1,602,988,846	z	Global Separate Collateral		1,601,989		10.45

	TOTAL SHORT-TERM INVESTMENTS		(Cost $1,601,989)	1,601,989		10.45

		TOTAL PORTFOLIO	(Cost $17,532,843)	16,852,440		109.98

	OTHER ASSETS & LIABILITIES, NET			(1,529,096)		(9.98)

		NET ASSETS		$15,323,344		100.00%

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	51

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2008

______________

The following abbreviations are used in portfolio descriptions:

plc	Public Limited Company
SPDR	Standard & Poor’s Depository Receipt
______________
*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan.
g

Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $13,421,871 or 0.09% of net assets.

At June 30, 2008, the value of these securities amounted to $13,421,871 or 0.09% of net assets.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.
z

Global Separate Collateral is invested in 19% Certificates of Deposit, 3% Commercial Paper, 29% Repurchase Agreements, 41% Variable Rate Securities and 8% State Street Navigator Securities Lending Prime Portfolio.

______________

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration. The grouped categories can carry footnotes which can pertain to only a portion of the securities within that group.

52	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

CREF GLOBAL EQUITIES ACCOUNT ▪ JUNE 30, 2008

Country	Value	% of market value

DOMESTIC
UNITED STATES	$8,626,561,537	51.19%

TOTAL DOMESTIC	8,626,561,537	51.19

FOREIGN
AFGHANISTAN	5,859,250	0.04
AUSTRALIA	406,091,665	2.41
AUSTRIA	35,473,420	0.21
BELGIUM	40,021,989	0.24
BERMUDA	20,880,102	0.12
BRAZIL	78,607,114	0.47
CANADA	661,347,487	3.92
CHINA	96,330,100	0.57
CZECH REPUBLIC	1,776,235	0.01
DENMARK	60,997,066	0.36
EGYPT	606,470	0.00
FINLAND	82,095,559	0.49
FRANCE	868,232,800	5.15
GERMANY	795,059,857	4.72
GREECE	36,598,747	0.22
HONG KONG	115,340,239	0.68
INDIA	30,908,272	0.18
INDONESIA	16,984,832	0.10
IRELAND	19,872,892	0.12
ISLE OF MAN	3,830,516	0.02
ISRAEL	35,149,210	0.21

Country	Value	% of market value

ITALY	$228,928,421	1.36%
JAPAN	1,204,492,771	7.15
KOREA, REPUBLIC OF	39,350,181	0.23
LUXEMBOURG	1,998,975	0.01
MALAYSIA	43,962,182	0.26
MEXICO	1,360,794	0.01
NETHERLANDS	222,213,643	1.32
NEW ZEALAND	1,901,851	0.01
NORWAY	57,281,309	0.34
PANAMA	5,244,826	0.03
PERU	2,627,839	0.02
PHILIPPINES	32,416,318	0.19
PORTUGAL	14,553,614	0.09
RUSSIA	40,043,279	0.24
SINGAPORE	140,663,221	0.83
SOUTH AFRICA	12,195,295	0.07
SPAIN	259,386,416	1.54
SWEDEN	155,302,297	0.92
SWITZERLAND	614,296,624	3.65
TAIWAN	65,676,142	0.39
THAILAND	47,196,014	0.28
UNITED ARAB EMIRATES	2,055,400	0.01
UNITED KINGDOM	1,620,667,099	9.62

TOTAL FOREIGN	8,225,878,333	48.81

TOTAL PORTFOLIO	$16,852,439,870	100.00%

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	53

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF GROWTH ACCOUNT ▪  JUNE 30, 2008

			Value	% of net
Shares		Company	(000)	assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES
158,935		Nintendo Co Ltd	$90,128	0.73%
	e*	Other	52,867	0.42

			142,995	1.15

APPAREL AND ACCESSORY STORES e*			75,229	0.61

APPAREL AND OTHER TEXTILE PRODUCTS e			16,353	0.13

AUTO REPAIR, SERVICES AND PARKING *			1,323	0.01

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			23,310	0.19

BUILDING MATERIALS AND GARDEN SUPPLIES			30,207	0.24

BUSINESS SERVICES
1,806,763	*	Adobe Systems, Inc	71,168	0.57
2,337,489	*	eBay, Inc	63,884	0.52
503,071	*	Google, Inc (Class A)	264,827	2.14
248,817	e	Mastercard, Inc (Class A)	66,066	0.53
10,969,335	d	Microsoft Corp	301,766	2.43
7,442,286	*	Oracle Corp	156,288	1.26
	e*	Other	568,249	4.59

			1,492,248	12.04

CHEMICALS AND ALLIED PRODUCTS
2,907,190		Abbott Laboratories	153,994	1.24
2,599,505		Avon Products, Inc	93,634	0.76
1,605,593		Colgate-Palmolive Co	110,947	0.90
1,323,550	*	Genentech, Inc	100,457	0.81
3,001,337	*	Gilead Sciences, Inc	158,921	1.28
2,762,424		Merck & Co, Inc	104,116	0.84
1,560,905		Monsanto Co	197,361	1.59
1,250,010		Procter & Gamble Co	76,013	0.61
2,072,407		Teva Pharmaceutical Industries Ltd (ADR)	94,916	0.77
	e*	Other	442,904	3.58

			1,533,263	12.38

COAL MINING	e*		119,331	0.96

COMMUNICATIONS
1,497,697	*	American Tower Corp (Class A)	63,278	0.51
	e*	Other	114,814	0.93

			178,092	1.44

DEPOSITORY INSTITUTIONS e*			109,047	0.88

EATING AND DRINKING PLACES
1,281,787		McDonald’s Corp	72,062	0.58
	e*	Other	81,868	0.66

			153,930	1.24

EDUCATIONAL SERVICES e*			14,050	0.11

54	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GROWTH ACCOUNT ▪ JUNE 30, 2008

			Value	% of net
Shares		Company	(000)	assets

ELECTRIC, GAS, AND SANITARY SERVICES e*			$220,694	1.78%

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
1,537,274	*	Apple Computer, Inc	257,401	2.08
10,008,860	*	Cisco Systems, Inc	232,806	1.88
9,737,455		Intel Corp	209,161	1.69
4,636,197		Qualcomm, Inc	205,708	1.66
688,784	*	Research In Motion Ltd	80,519	0.65
	e*	Other	444,385	3.58

			1,429,980	11.54

ENGINEERING AND MANAGEMENT SERVICES
1,885,491	*	Celgene Corp	120,426	0.97
	e*	Other	138,772	1.12

			259,198	2.09

FABRICATED METAL PRODUCTS e*			53,739	0.43

FOOD AND KINDRED PRODUCTS
1,757,254		Coca-Cola Co	91,342	0.74
1,893,363		PepsiCo, Inc	120,399	0.97
	e*	Other	92,966	0.75

			304,707	2.46

FOOD STORES	e*		40,036	0.32

FORESTRY			367	0.00	**

FURNITURE AND FIXTURES e			2,554	0.02

FURNITURE AND HOME FURNISHINGS STORES e*			25,859	0.21

GENERAL BUILDING CONTRACTORS *			17,746	0.14

GENERAL MERCHANDISE STORES
2,671,419		TJX Cos, Inc	84,070	0.68
3,117,351		Wal-Mart Stores, Inc	175,195	1.41
	e*	Other	118,697	0.96

			377,962	3.05

HEALTH SERVICES	e*		173,986	1.40

HEAVY CONSTRUCTION, EXCEPT BUILDING *			9,489	0.08

HOLDING AND OTHER INVESTMENT OFFICES e*			86,332	0.70

HOTELS AND OTHER LODGING PLACES e*			35,598	0.29

INDUSTRIAL MACHINERY AND EQUIPMENT
4,342,394		Hewlett-Packard Co	191,977	1.55
1,815,708		International Business Machines Corp	215,216	1.74
	e,m,v*	Other	451,128	3.64

			858,321	6.93

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	55

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GROWTH ACCOUNT ▪ JUNE 30, 2008

			Value	% of net
Shares		Company	(000)	assets

INSTRUMENTS AND RELATED PRODUCTS
1,220,172		Allergan, Inc	$63,510	0.51%
2,687,071		Emerson Electric Co	132,876	1.07
1,147,202		Johnson & Johnson	73,811	0.60
	e*	Other	522,642	4.22

			792,839	6.40

INSURANCE AGENTS, BROKERS AND SERVICE			500	0.00	**

INSURANCE CARRIERS
1,438,152		Aflac, Inc	90,316	0.73
	*	Other	128,407	1.04

			218,723	1.77

LEATHER AND LEATHER PRODUCTS *			20,458	0.17

LEGAL SERVICES	*		3,088	0.03

METAL MINING
896,573		Anglo American plc	62,970	0.51
	e*	Other	120,419	0.97

			183,389	1.48

MISCELLANEOUS MANUFACTURING INDUSTRIES *			26,177	0.21

MISCELLANEOUS RETAIL
1,367,237	*	Amazon.com, Inc	100,259	0.81
3,106,541		CVS Corp	122,926	0.99
2,588,606		Staples, Inc	61,479	0.49
	e*	Other	70,123	0.57

			354,787	2.86

MOTION PICTURES	*		45,036	0.36

NONDEPOSITORY INSTITUTIONS e*			55,567	0.45

OIL AND GAS EXTRACTION
3,380,611	*	Denbury Resources, Inc	123,392	1.00
1,423,178	e*	Nabors Industries Ltd	70,063	0.57
1,248,796	*	National Oilwell Varco, Inc	110,793	0.89
1,581,295		Schlumberger Ltd	169,879	1.37
1,006,302		XTO Energy, Inc	68,942	0.56
	e*	Other	384,623	3.10

			927,692	7.49

PAPER AND ALLIED PRODUCTS			11,632	0.09

PERSONAL SERVICES e			7,330	0.06

PETROLEUM AND COAL PRODUCTS
1,171,948		Exxon Mobil Corp	103,284	0.83
1,280,011		Occidental Petroleum Corp	115,022	0.93
	e*	Other	219,219	1.77

			437,525	3.53

PRIMARY METAL INDUSTRIES e*			218,036	1.76

56	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF GROWTH ACCOUNT ▪ JUNE 30, 2008

Shares		Company		Value (000)	% of net assets

PRINTING AND PUBLISHING *				$12,059	0.10%

RAILROAD TRANSPORTATION
965,625		Union Pacific Corp		72,905	0.59
	e*	Other		80,667	0.65

				153,572	1.24

REAL ESTATE e*				5,578	0.05

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS *				43,610	0.35

SECURITY AND COMMODITY BROKERS
5,135,875		Charles Schwab Corp		105,491	0.85
	e*	Other		180,809	1.46

				286,300	2.31

SPECIAL TRADE CONTRACTORS *				4,036	0.03

STONE, CLAY, AND GLASS PRODUCTS e*				61,480	0.50

TOBACCO PRODUCTS
2,524,109		Philip Morris International, Inc		124,666	1.01
	*	Other		47,424	0.38

				172,090	1.39

TRANSPORTATION BY AIR e*				1,899	0.02

TRANSPORTATION EQUIPMENT
1,563,488		Boeing Co		102,752	0.83
	e*	Other		198,476	1.60

				301,228	2.43

TRANSPORTATION SERVICES				18,516	0.15

TRUCKING AND WAREHOUSING e				43,284	0.35

WATER TRANSPORTATION e*				7,832	0.06

WHOLESALE TRADE-DURABLE GOODS e*				20,368	0.17

WHOLESALE TRADE-NONDURABLE GOODS e*				62,902	0.51

		TOTAL COMMON STOCKS	(Cost $11,989,813)	12,283,479	99.14

Principal		Issuer

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
$113,400,000		Federal Home Loan Bank (FHLB)	0.000%, 07/01/08	113,400	0.92

				113,400	0.92

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	57

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF GROWTH ACCOUNT ▪ JUNE 30, 2008

Shares	Company		Value (000)	% of net assets

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
394,572,207	State Street Navigator Securities Lending Prime Portfolio		$394,572	3.18%

			394,572	3.18

	TOTAL SHORT-TERM INVESTMENTS	(Cost $507,972)	507,972	4.10

	TOTAL PORTFOLIO	(Cost $12,497,785)	12,791,451	103.24

	OTHER ASSETS & LIABILITIES, NET		(401,212)	(3.24)

	NET ASSETS		$12,390,239	100.00%

______________

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt.
plc	Public Limited Company
______________
*	Non-income producing.
**	Percentage represents less than 0.01%.
d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on futures contracts in the amount of $5,887,953.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.
______________

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration. The grouped categories can carry footnotes which can pertain to only a portion of the securities within that group.

58	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

CREF GROWTH ACCOUNT ▪ JUNE 30, 2008

Country	Value	% of market value

DOMESTIC
UNITED STATES	$12,135,243,847	94.87%

TOTAL DOMESTIC	12,135,243,847	94.87

FOREIGN
BERMUDA	39,386,283	0.31
BRAZIL	56,204,310	0.45
CANADA	117,673,361	0.92
CHINA	9,250,040	0.07
FRANCE	48,650,119	0.38
GERMANY	12,789,002	0.10
ISRAEL	94,916,241	0.74
JAPAN	90,127,759	0.70
NORWAY	11,489,187	0.09
PANAMA	3,191,483	0.02
RUSSIA	1,052,020	0.01
SOUTH AFRICA	33,945,078	0.27
SWITZERLAND	13,133,911	0.10
UNITED KINGDOM	124,398,005	0.97

TOTAL FOREIGN	656,206,799	5.13

TOTAL PORTFOLIO	$12,791,450,646	100.00%

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	59

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2008

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AGRICULTURAL PRODUCTION-CROPS e*			$534	0.01%

AGRICULTURAL PRODUCTION-LIVESTOCK e			1,144	0.01

AGRICULTURAL SERVICES e*			222	0.00	**

AMUSEMENT AND RECREATION SERVICES
1,369,578		Walt Disney Co	42,731	0.42
	e,v*	Other	16,425	0.16

			59,156	0.58

APPAREL AND ACCESSORY STORES e*			49,718	0.49

APPAREL AND OTHER TEXTILE PRODUCTS e*			16,248	0.16

AUTO REPAIR, SERVICES AND PARKING e*			7,824	0.08

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*			14,938	0.15

BUILDING MATERIALS AND GARDEN SUPPLIES e*			54,523	0.54

BUSINESS SERVICES
170,230	*	Google, Inc (Class A)	89,612	0.88
5,770,739	d	Microsoft Corp	158,753	1.56
2,799,570	*	Oracle Corp	58,791	0.58
	e,v*	Other	440,969	4.35

			748,125	7.37

CHEMICALS AND ALLIED PRODUCTS
1,107,042		Abbott Laboratories	58,640	0.58
782,687	*	Amgen, Inc	36,912	0.36
668,253	*	Gilead Sciences, Inc	35,384	0.35
1,542,891		Merck & Co, Inc	58,152	0.57
394,488		Monsanto Co	49,879	0.49
4,863,180		Pfizer, Inc	84,960	0.84
2,194,534		Procter & Gamble Co	133,450	1.31
958,385		Wyeth	45,964	0.45
	e*	Other	458,472	4.53

COAL MINING e*			961,813	9.48

COMMUNICATIONS			52,928	0.52

4,270,420		AT&T, Inc	143,870	1.42
2,016,214		Comcast Corp (Class A)	38,248	0.38
2,049,152		Verizon Communications, Inc	72,540	0.71
	e*	Other	166,258	1.64

			420,916	4.15

DEPOSITORY INSTITUTIONS
3,194,164		Bank of America Corp	76,245	0.75
3,908,232		Citigroup, Inc	65,502	0.65
2,478,257		JPMorgan Chase & Co	85,029	0.84
1,248,899		US Bancorp	34,832	0.34

60	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2008

Shares		Company	Value (000)	% of net assets

DEPOSITORY INSTITUTIONS — continued
2,373,928		Wells Fargo & Co	$56,381	0.56%
	e,v*	Other	254,816	2.50

			572,805	5.64

EATING AND DRINKING PLACES
813,410		McDonald’s Corp	45,730	0.45
	e*	Other	42,503	0.42

			88,233	0.87

EDUCATIONAL SERVICES e*			13,697	0.13

ELECTRIC, GAS, AND SANITARY SERVICES
471,520		Exelon Corp	42,418	0.42
	e,m,v*	Other	429,806	4.23

			472,224	4.65

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
633,025	*	Apple Computer, Inc	105,994	1.04
4,246,356	*	Cisco Systems, Inc	98,770	0.97
4,117,570		Intel Corp	88,445	0.87
1,163,508		Qualcomm, Inc	51,625	0.51
	e*	Other	317,090	3.13

			661,924	6.52

ENGINEERING AND MANAGEMENT SERVICES e*			110,978	1.09

FABRICATED METAL PRODUCTS e*			57,456	0.57

FISHING, HUNTING, AND TRAPPING *			68	0.00	**

FOOD AND KINDRED PRODUCTS
1,667,681		Coca-Cola Co	86,686	0.85
1,140,164		PepsiCo, Inc	72,503	0.71
	e*	Other	205,880	2.04

			365,069	3.60

FOOD STORES e*			33,707	0.33

FORESTRY			10,123	0.10

FURNITURE AND FIXTURES e			23,708	0.23

FURNITURE AND HOME FURNISHINGS STORES e*			15,484	0.15

GENERAL BUILDING CONTRACTORS e*			19,307	0.19

GENERAL MERCHANDISE STORES
1,612,874		Wal-Mart Stores, Inc	90,644	0.89
	e*	Other	78,250	0.77

			168,894	1.66

HEALTH SERVICES e*			117,784	1.16

HEAVY CONSTRUCTION, EXCEPT BUILDING e*			9,567	0.09

HOLDING AND OTHER INVESTMENT OFFICES e*			232,458	2.29

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	61

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2008

Shares		Company	Value (000)	% of net assets

HOTELS AND OTHER LODGING PLACES e*			$28,899	0.28%

INDUSTRIAL MACHINERY AND EQUIPMENT
7,164,865		General Electric Co	191,230	1.88
1,771,996		Hewlett-Packard Co	78,340	0.77
984,058		International Business Machines Corp	116,640	1.15
	e,m,v*	Other	305,466	3.01

			691,676	6.81

INSTRUMENTS AND RELATED PRODUCTS
2,025,735		Johnson & Johnson	130,336	1.28
811,238		Medtronic, Inc	41,982	0.41
	e*	Other	333,237	3.29

			505,555	4.98

INSURANCE AGENTS, BROKERS AND SERVICE e*			42,137	0.42

INSURANCE CARRIERS
1,666,770		American International Group, Inc	44,103	0.43
	e*	Other	314,256	3.10

			358,359	3.53

JUSTICE, PUBLIC ORDER AND SAFETY e*			898	0.01

LEATHER AND LEATHER PRODUCTS e*			10,386	0.10

LEGAL SERVICES e*			2,765	0.03

LOCAL AND INTERURBAN PASSENGER TRANSIT e*			147	0.00	**

LUMBER AND WOOD PRODUCTS e*			2,057	0.02

METAL MINING e*			72,739	0.72

MISCELLANEOUS MANUFACTURING INDUSTRIES e*			32,972	0.32

MISCELLANEOUS RETAIL
1,027,486		CVS Corp	40,658	0.40
	e*	Other	89,018	0.88

			129,676	1.28

MOTION PICTURES
2,560,275		Time Warner, Inc	37,892	0.37
	e*	Other	56,763	0.56

			94,655	0.93

NONDEPOSITORY INSTITUTIONS e*			95,081	0.94

NONMETALLIC MINERALS, EXCEPT FUELS e*			7,388	0.07

OIL AND GAS EXTRACTION
855,867		Schlumberger Ltd	91,946	0.91
228,816		Transocean, Inc	34,869	0.34
	e,m,v*	Other	416,889	4.11

			543,704	5.36

PAPER AND ALLIED PRODUCTS e*			41,740	0.41

62	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2008

			Value	% of net
Shares		Company	(000)	assets

PERSONAL SERVICES e*			$13,743	0.14%

PETROLEUM AND COAL PRODUCTS
1,487,083		Chevron Corp	147,415	1.45
1,108,802		ConocoPhillips	104,660	1.03
320,756		Devon Energy Corp	38,542	0.38
3,798,020		Exxon Mobil Corp	334,720	3.31
590,489		Occidental Petroleum Corp	53,061	0.52
	e*	Other	178,130	1.75

			856,528	8.44

PIPELINES, EXCEPT NATURAL GAS			13,072	0.13

PRIMARY METAL INDUSTRIES e*			126,253	1.24

PRINTING AND PUBLISHING e*			38,049	0.38

RAILROAD TRANSPORTATION e*			86,352	0.85

REAL ESTATE e*			9,670	0.10

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			29,996	0.30

SECURITY AND COMMODITY BROKERS
283,374		Goldman Sachs Group, Inc	49,562	0.49
	e*	Other	189,259	1.86

			238,821	2.35

SOCIAL SERVICES e*			576	0.01

SPECIAL TRADE CONTRACTORS e*			8,401	0.08

STONE, CLAY, AND GLASS PRODUCTS
506,236		3M Co	35,229	0.35
	e*	Other	11,951	0.12

			47,180	0.47

TEXTILE MILL PRODUCTS e			250	0.00	**

TOBACCO PRODUCTS
1,512,683		Philip Morris International, Inc	74,711	0.74
	e*	Other	46,507	0.45

			121,218	1.19

TRANSPORTATION BY AIR e*			33,397	0.33

TRANSPORTATION EQUIPMENT
540,142		Boeing Co	35,498	0.35
699,577		United Technologies Corp	43,164	0.43
	e*	Other	149,048	1.46

			227,710	2.24

TRANSPORTATION SERVICES e*			19,788	0.20

TRUCKING AND WAREHOUSING e*			40,221	0.40

WATER TRANSPORTATION e*			28,885	0.28

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	63

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF EQUITY INDEX ACCOUNT ▪ JUNE 30, 2008

			Value	% of net
Shares	Company		(000)	assets

WHOLESALE TRADE-DURABLE GOODS e*			$38,020	0.37%

WHOLESALE TRADE-NONDURABLE GOODS e*			58,782	0.58

	TOTAL COMMON STOCKS	(Cost $8,334,538)	10,059,321	99.10

Principal	Issuer

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$60,220,000	Federal Home Loan Bank Discount Notes	0.000%, 07/01/08	60,220	0.59
	Other		15,340	0.15

			75,560	0.74

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
895,414,440	State Street Navigator Securities Lending Prime Portfolio		895,414	8.82

			895,414	8.82

	TOTAL SHORT-TERM INVESTMENTS	(Cost $970,975)	970,974	9.56

	TOTAL PORTFOLIO	(Cost $9,305,513)	11,030,295	108.66

	OTHER ASSETS & LIABILITIES, NET		(879,366)	(8.66)

	NET ASSETS		$10,150,929	100.00%

______________
*	Non-income producing.
**	Percentage represents less than 0.01%.
d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts in the amount of $4,130,685.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.
______________

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration. The group categories can carry footnotes which can pertain to only a portion of the securities within that group.

64	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2008

Principal		Issuer		Rating†	Value (000)	% of net assets

BONDS
CORPORATE BONDS
AMUSEMENT AND RECREATION SERVICES					$10,266	0.12%

ASSET BACKED
$28,400,000		Citicorp Mortgage Securities, Inc
		Series 2006-1 (Class A3)	5.706%, 07/25/36	Aaa	27,891	0.34
45,000,000		Household Automotive Trust
		Series 2006-3 (Class A4)	5.340%, 09/17/13	Aaa	45,192	0.54
40,000,000		Hyundai Auto Receivables Trust
		Series 2006-B (Class A4)	5.150%, 05/15/13	Aaa	40,558	0.49
30,800,000		Nissan Auto Lease Trust
		Series 2006-A (Class A3)	5.110%, 03/15/10	Aaa	31,081	0.38
	i,m,v	Other			532,880	6.44

					677,602	8.19

BUILDING MATERIALS AND GARDEN SUPPLIES					11,459	0.14

BUSINESS SERVICES g					30,178	0.36

CHEMICALS AND ALLIED PRODUCTS					53,135	0.64

COMMUNICATIONS g					198,246	2.39

DEPOSITORY INSTITUTIONS
34,600,000	g	BA Covered Bond Issuer	5.500%, 06/14/12	Aaa	35,901	0.43
26,500,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750%, 07/20/17	Aaa	27,975	0.34
45,000,000	g	Depfa ACS Bank	5.125%, 03/16/37	Aaa	42,742	0.52
	g,i	Other			262,309	3.17

					368,927	4.46

EATING AND DRINKING PLACES					2,780	0.03

ELECTRIC, GAS, AND SANITARY SERVICES g					135,597	1.64

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT					14,013	0.17

FOOD AND KINDRED PRODUCTS g					67,715	0.82

FOOD STORES					18,697	0.23

FORESTRY					2,684	0.03

GENERAL BUILDING CONTRACTORS					3,075	0.04

GENERAL MERCHANDISE STORES					24,009	0.29

HEALTH SERVICES g					5,842	0.07

HOLDING AND OTHER INVESTMENT OFFICES g					23,620	0.29

HOTELS AND OTHER LODGING PLACES					1,721	0.02

INDUSTRIAL MACHINERY AND EQUIPMENT					24,960	0.30

INSTRUMENTS AND RELATED PRODUCTS					12,988	0.16

INSURANCE CARRIERS g,i					73,228	0.88

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	65

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2008

Principal		Issuer		Rating†	Value (000)	% of net assets

METAL MINING g,h					$27,840	0.34%

MISCELLANEOUS MANUFACTURING INDUSTRIES g					1,772	0.02

MISCELLANEOUS RETAIL					8,463	0.10

MOTION PICTURES					21,966	0.27

NONDEPOSITORY INSTITUTIONS g,h,i					133,176	1.61

NONMETALLIC MINERALS, EXCEPT FUELS					1,900	0.02

OIL AND GAS EXTRACTION g					113,269	1.37

OTHER MORTGAGE BACKED SECURITIES g,i					528,708	6.39

PAPER AND ALLIED PRODUCTS g					14,364	0.17

PETROLEUM AND COAL PRODUCTS					6,728	0.08

PIPELINES, EXCEPT NATURAL GAS g,i					27,320	0.33

PRIMARY METAL INDUSTRIES g					21,689	0.26

PRINTING AND PUBLISHING					25,500	0.31

RAILROAD TRANSPORTATION g					21,175	0.26

REAL ESTATE g,i					1,277	0.02

SECURITY AND COMMODITY BROKERS g,i					114,578	1.38

TOBACCO PRODUCTS					5,194	0.06

TRANSPORTATION BY AIR					4,535	0.05

TRANSPORTATION EQUIPMENT g					22,533	0.27

WHOLESALE TRADE-DURABLE GOODS g					7,230	0.09

WHOLESALE TRADE-NONDURABLE GOODS					8,803	0.11

		TOTAL CORPORATE BONDS	(Cost $2,988,485)		2,878,762	34.78

GOVERNMENT BONDS
AGENCY SECURITIES
$31,850,000		Federal Farm Credit Bank (FFCB)	2.625%, 04/21/11	Aaa	31,085	0.37
36,399,000		Federal Home Loan Mortgage Corp (FHLMC)	5.875%, 03/21/11	Aa2	38,324	0.46
54,500,000		(FHLMC)	3.750%, 06/28/13	Aaa	53,501	0.65
55,450,000		(FHLMC)	5.125%, 11/17/17	Aaa	56,967	0.69
70,000,000		Federal National Mortgage Association (FNMA)	5.100%, 09/10/09	Aaa	70,294	0.85
	j,m	Other			317,932	3.84

					568,103	6.86

FOREIGN GOVERNMENT BONDS
30,000,000	g	Hypothekenbank in Essen AG.	5.000%, 01/20/12	Aaa	30,966	0.37
	g	Other			224,249	2.71

					255,215	3.08

66	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2008

Principal		Issuer		Value (000)	% of net assets

MORTGAGE BACKED SECURITIES
$27,865,450		Federal Home Loan Mortgage Corp (FHLMC)	6.000%, 09/15/16	$28,780	0.35%
31,190,063	i	FHLMC	5.721%, 06/01/37	31,679	0.38
55,239,935		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%, 06/01/21	53,728	0.65
50,025,875		FGLMC	7.000%, 12/01/33	52,877	0.64
71,670,246		FGLMC	5.000%, 01/01/34	69,118	0.83
59,152,452		FGLMC	5.500%, 01/01/37	58,367	0.70
33,516,854		FGLMC	5.500%, 04/01/37	33,051	0.40
50,525,773		FGLMC	5.500%, 05/01/37	49,823	0.60
31,000,000	h	Federal National Mortgage Association (FNMA)	5.000%, 03/18/19	30,651	0.37
29,835,471		FNMA	6.000%, 01/01/33	30,301	0.37
51,761,980		FNMA	5.000%, 11/01/33	49,935	0.60
68,820,193		FNMA	5.000%, 08/01/34	66,411	0.80
80,021,189		FNMA	5.500%, 02/01/35	79,344	0.96
29,219,923		FNMA	5.500%, 04/01/35	28,918	0.35
32,407,720		FNMA	5.500%, 09/01/35	32,134	0.39
32,894,208	i	FNMA	5.986%, 07/01/36	33,531	0.40
59,774,179	i	FNMA	5.851%, 11/01/36	60,854	0.74
53,526,474		FNMA	5.500%, 02/01/37	52,856	0.64
37,621,674		FNMA	5.500%, 03/01/37	37,131	0.45
58,714,482		FNMA	6.000%, 06/01/37	59,306	0.72
58,698,277		FNMA	6.000%, 08/01/37	58,826	0.71
31,802,582		FNMA	6.500%, 10/01/37	32,779	0.40
83,726,195		FNMA	5.500%, 02/01/38	82,626	1.00
104,000,000		FNMA	6.500%, 08/25/38	106,762	1.29
96,000,000		Government National Mortgage Association (GNMA)	5.500%, 08/15/38	95,220	1.15
	d,h,i	Other		1,715,116	20.72

				3,030,124	36.61

MUNICIPAL BONDS				1,979	0.03

U.S. TREASURY SECURITIES
306,072,000		United States Treasury Bond	8.000%, 11/15/21	415,134	5.02
58,400,000		United States Treasury Bond	5.250%, 02/15/29	63,359	0.77
193,323,639	k	United States Treasury Inflation Indexed Bonds	0.875%, 04/15/10	196,662	2.38
47,964,721	k	United States Treasury Inflation Indexed Bonds	2.375%, 04/15/11	50,824	0.61
35,725,000		United States Treasury Note	2.625%, 05/31/10	35,747	0.43
120,009,000		United States Treasury Note	2.750%, 02/28/13	117,159	1.42
206,309,000		United States Treasury Note	2.500%, 03/31/13	199,040	2.41
69,378,000		United States Treasury Note	3.125%, 04/30/13	68,798	0.83
54,964,000		United States Treasury Note	4.750%, 08/15/17	58,227	0.70
27,883,000		United States Treasury Note	3.875%, 05/15/18	27,650	0.33
	j	Other		83,797	1.01

				1,316,397	15.91

		TOTAL GOVERNMENT BONDS	(Cost $5,152,586)	5,171,818	62.49

		TOTAL BONDS	(Cost $8,141,071)	8,050,580	97.27

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	67

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2008

Shares		Company		Value (000)	% of net assets

PREFERRED STOCKS
DEPOSITORY INSTITUTIONS				$2,680	0.03%
NONDEPOSITORY INSTITUTIONS
2,176,309		Federal National Mortgage Association (FNMA)		49,946	0.61
	i	Other		13,515	0.16

				63,461	0.77

		TOTAL PREFERRED STOCKS	(Cost $71,662)	66,141	0.80

TIAA-CREF MUTUAL FUNDS
461,852	a	TIAA-CREF Institutional High-Yield Fund II		4,268	0.05

		TOTAL TIAA-CREF MUTUAL FUNDS	(Cost $4,349)	4,268	0.05

Principal	Issuer

SHORT-TERM INVESTMENTS
BANKER’S ACCEPTANCE			14,725	0.18

BANK NOTE			24,999	0.30

COMMERCIAL PAPER			291,273	3.52

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
$48,750,000	Federal Home Loan Mortgage Corp (FHLMC)	0.000%, 09/12/08	48,513	0.59
	Other		83,950	1.01

			132,463	1.60

	TOTAL SHORT-TERM INVESTMENTS	(Cost $463,667)	463,460	5.60

	TOTAL PORTFOLIO	(Cost $8,680,749)	8,584,449	103.72

	OTHER ASSETS & LIABILITIES, NET		(307,697)	(3.72)

	NET ASSETS		$8,276,752	100.00%

68	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF BOND MARKET ACCOUNT ▪ JUNE 30, 2008

______________
†	As provided by Moody’s Investors Service.
a	Affiliated Holding
d	All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
g

Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $338,954,741 or 4.10% of net assets.

h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2008.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index for All Urban Consumers (“CPI-U”).
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.
______________

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration. The group categories can carry footnotes which can pertain to only a portion of the securities within that group.

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	69

PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF INFLATION-LINKED BOND ACCOUNT ▪ JUNE 30, 2008

Principal		Issuer		Value (000)	% of net assets

GOVERNMENT BONDS
U.S.TREASURY SECURITIES
$395,511,084	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/25	$414,792	6.24%
257,251,731	k	United States Treasury Inflation Indexed Bonds	2.000%, 01/15/26	255,061	3.84
208,428,496	k	United States Treasury Inflation Indexed Bonds	2.375%, 01/15/27	218,508	3.29
114,824,640	k	United States Treasury Inflation Indexed Bonds	1.750%, 01/15/28	109,245	1.65
263,627,600	k	United States Treasury Inflation Indexed Bonds	3.625%, 04/15/28	328,979	4.95
302,833,921	k	United States Treasury Inflation Indexed Bonds	3.875%, 04/15/29	393,518	5.92
79,813,578	k	United States Treasury Inflation Indexed Bonds	3.375%, 04/15/32	100,434	1.51
180,720,463	k	United States Treasury Inflation Indexed Note	4.250%, 01/15/10	193,823	2.92
423,845,420	k	United States Treasury Inflation Indexed Note	0.875%, 04/15/10	431,164	6.49
182,608,860	k	United States Treasury Inflation Indexed Note	3.500%, 01/15/11	198,787	2.99
261,633,256	k	United States Treasury Inflation Indexed Note	2.375%, 04/15/11	277,229	4.17
100,450,401	k	United States Treasury Inflation Indexed Note	3.375%, 01/15/12	110,888	1.67
205,972,424	k	United States Treasury Inflation Indexed Note	2.000%, 04/15/12	217,301	3.27
345,075,631	k	United States Treasury Inflation Indexed Note	3.000%, 07/15/12	378,963	5.71
113,503,955	k	United States Treasury Inflation Indexed Note	0.625%, 04/15/13	113,087	1.70
323,698,727	k	United States Treasury Inflation Indexed Note	1.875%, 07/15/13	342,210	5.15
330,054,828	k	United States Treasury Inflation Indexed Note	2.000%, 01/15/14	350,400	5.28
303,632,582	k	United States Treasury Inflation Indexed Note	2.000%, 07/15/14	322,443	4.85
297,711,733	k	United States Treasury Inflation Indexed Note	1.625%, 01/15/15	307,457	4.63
261,256,525	k	United States Treasury Inflation Indexed Note	1.875%, 07/15/15	273,564	4.12
255,547,738	k	United States Treasury Inflation Indexed Note	2.000%, 01/15/16	269,164	4.05
251,389,540	k	United States Treasury Inflation Indexed Note	2.500%, 07/15/16	274,682	4.14
225,416,073	k	United States Treasury Inflation Indexed Note	2.375%, 01/15/17	243,995	3.67
202,493,020	k	United States Treasury Inflation Indexed Note	2.625%, 07/15/17	223,660	3.37
200,892,069	k	United States Treasury Inflation Indexed Note	1.625%, 01/15/18	204,078	3.07

				6,553,432	98.65

		TOTAL GOVERNMENT BONDS	(Cost $6,279,466)	6,553,432	98.65

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
30,320,000		Federal Home Loan Bank (FHLB)	0.000%, 07/01/08	30,320	0.46

				30,320	0.46

		TOTAL SHORT-TERM INVESTMENTS	(Cost $30,320)	30,320	0.46

		TOTAL PORTFOLIO	(Cost $6,309,786)	6,583,752	99.11

		OTHER ASSETS & LIABILITIES, NET		59,207	0.89

		NET ASSETS		$6,642,959	100.00%

______________
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index for All Urban Consumers (“CPI-U”).
______________

Cost amounts are in thousands.

70	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2008

Principal	Issuer	Value (000)	% of net assets

BONDS
CORPORATE BONDS
AMUSEMENT AND RECREATION SERVICES		$1,987	0.02%

ASSET BACKED i,m,v		276,042	3.21

BUILDING MATERIALS AND GARDEN SUPPLIES		9,553	0.11

CHEMICALS AND ALLIED PRODUCTS		26,405	0.31

COMMUNICATIONS		40,979	0.48

DEPOSITORY INSTITUTIONS e,g,i		175,619	2.04

EATING AND DRINKING PLACES		1,220	0.01

ELECTRIC, GAS, AND SANITARY SERVICES e,g		99,134	1.15

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT		3,531	0.04

FABRICATED METAL PRODUCTS		6,046	0.07

FOOD AND KINDRED PRODUCTS		20,665	0.24

FOOD STORES		5,233	0.06

FURNITURE AND FIXTURES		3,886	0.04

GENERAL BUILDING CONTRACTORS		7,147	0.08

GENERAL MERCHANDISE STORES		4,828	0.06

HEALTH SERVICES		1,486	0.02

HOLDING AND OTHER INVESTMENT OFFICES		14,527	0.17

INDUSTRIAL MACHINERY AND EQUIPMENT g		21,484	0.25

INSTRUMENTS AND RELATED PRODUCTS		27,368	0.32

INSURANCE CARRIERS g,i		62,245	0.72

MISCELLANEOUS MANUFACTURING INDUSTRIES		5,108	0.06

MISCELLANEOUS RETAIL g		6,672	0.08

MOTION PICTURES		13,380	0.16

NONDEPOSITORY INSTITUTIONS g,i		18,249	0.21

NONMETALLIC MINERALS, EXCEPT FUELS		2,533	0.03

OIL AND GAS EXTRACTION g		41,522	0.48

OTHER MORTGAGE BACKED SECURITIES g,i		248,584	2.89

PAPER AND ALLIED PRODUCTS		6,886	0.08

PETROLEUM AND COAL PRODUCTS		7,512	0.09

PIPELINES, EXCEPT NATURAL GAS		2,558	0.03

PRIMARY METAL INDUSTRIES		5,082	0.06

PRINTING AND PUBLISHING		2,509	0.03

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	71

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2008

Principal		Issuer		Value (000)	% of net assets

RAILROAD TRANSPORTATION g				$12,107	0.14%

REAL ESTATE g,i				730	0.01

SECURITY AND COMMODITY BROKERS i				18,434	0.21

SOCIAL SERVICES				5,172	0.06

STONE, CLAY, AND GLASS PRODUCTS e				6,498	0.08

TRANSPORTATION BY AIR e,i				9,294	0.11

TRANSPORTATION EQUIPMENT g				9,754	0.11

TRANSPORTATION SERVICES g				1,496	0.02

TRUCKING AND WAREHOUSING				4,765	0.06

WHOLESALE TRADE-DURABLE GOODS				2,890	0.03

WHOLESALE TRADE-NONDURABLE GOODS				15,897	0.18

		TOTAL CORPORATE BONDS	(Cost $1,310,765)	1,257,017	14.61

GOVERNMENT BONDS
AGENCY SECURITIES g,j,m				193,880	2.25

FOREIGN GOVERNMENT BONDS e,g				78,566	0.91

MORTGAGE BACKED SECURITIES
$25,920,156		Federal National Mortgage Association (FNMA)	5.000%, 10/01/25	25,242	0.29
28,502,183		FNMA	5.000%, 03/01/34	27,496	0.32
28,740,004		FNMA	5.500%, 02/01/35	28,497	0.33
28,811,162		FNMA	5.500%, 04/01/35	28,486	0.33
32,313,228	i	FNMA	5.733%, 09/01/36	33,051	0.38
32,034,555	i	FNMA	5.880%, 01/01/37	32,500	0.38
37,109,342		FNMA	6.500%, 03/01/38	38,245	0.44
50,000,000		FNMA	6.500%, 08/25/38	51,328	0.60
34,000,000		Government National Mortgage Association (GNMA)	5.500%, 08/15/38	33,724	0.39
	i	Other		1,105,663	12.86

				1,404,232	16.32

MUNICIPAL BONDS				108,274	1.26

U.S. TREASURY SECURITIES
65,800,000		United States Treasury Bond	8.000%, 11/15/21	89,246	1.04
73,579,077	k	United States Treasury Inflation Indexed Bonds	0.875%, 04/15/10	74,850	0.87
35,011,021	k	United States Treasury Inflation Indexed Bonds	2.375%, 04/15/11	37,098	0.43
82,328,000		United States Treasury Note	3.125%, 04/30/13	81,640	0.95
42,295,000		United States Treasury Note	4.750%, 08/15/17	44,806	0.52
	j	Other		111,785	1.29

				439,425	5.10

		TOTAL GOVERNMENT BONDS	(Cost $2,220,707)	2,224,377	25.84

		TOTAL BONDS	(Cost $3,531,472)	3,481,394	40.45

72	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2008

Shares		Company		Value (000)	% of net assets

PREFERRED STOCKS
COMMUNICATIONS	e			$4,176	0.05%
DEPOSITORY INSTITUTIONS e				1,680	0.02
NONDEPOSITORY INSTITUTIONS i				30,930	0.36

		TOTAL PREFERRED STOCKS	(Cost $40,454)	36,786	0.43

COMMON STOCKS
AGRICULTURAL SERVICES				1,846	0.02

AMUSEMENT AND RECREATION SERVICES
1,083,838		Walt Disney Co		33,816	0.39

				33,816	0.39

APPAREL AND ACCESSORY STORES e*				27,140	0.32

APPAREL AND OTHER TEXTILE PRODUCTS e*				3,904	0.05

AUTO REPAIR, SERVICES AND PARKING e*				3,019	0.04

AUTOMOTIVE DEALERS AND SERVICE STATIONS e*				4,985	0.06

BUILDING MATERIALS AND GARDEN SUPPLIES				36,409	0.42

BUSINESS SERVICES
71,666	*	Google, Inc (Class A)		37,726	0.44
	e,v*	Other		236,651	2.75

				274,377	3.19

CHEMICALS AND ALLIED PRODUCTS
548,530	*	Amgen, Inc		25,869	0.30
263,202		Praxair, Inc		24,804	0.29
1,163,625		Procter & Gamble Co		70,760	0.82
525,250		Wyeth		25,191	0.29
	e*	Other		353,601	4.11

				500,225	5.81

COMMUNICATIONS
1,256,534		Verizon Communications, Inc		44,481	0.52
	e*	Other		190,846	2.21

				235,327	2.73

DEPOSITORY INSTITUTIONS
1,721,812		Bank of America Corp		41,100	0.48
1,047,141		US Bancorp		29,205	0.34
1,570,328		Wells Fargo & Co		37,295	0.43
	e,v*	Other		266,038	3.09

				373,638	4.34

EATING AND DRINKING PLACES
660,450		McDonald’s Corp		37,131	0.43
	e*	Other		14,831	0.17

				51,962	0.60

EDUCATIONAL SERVICES e*				1,761	0.02

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	73

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2008

Shares		Company	Value (000)	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES e*			$330,368	3.84%

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
2,141,705	*	Cisco Systems, Inc	49,816	0.58
2,286,989		Intel Corp	49,125	0.57
686,667		Qualcomm, Inc	30,467	0.35
	e*	Other	127,111	1.48

			256,519	2.98

ENGINEERING AND MANAGEMENT SERVICES e*			31,705	0.37

FABRICATED METAL PRODUCTS e			38,749	0.45

FOOD AND KINDRED PRODUCTS
730,409		PepsiCo, Inc	46,447	0.54
	e*	Other	134,060	1.56

			180,507	2.10

FOOD STORES	e*		26,109	0.30

FORESTRY			5,468	0.06

FURNITURE AND FIXTURES e			21,649	0.25

FURNITURE AND HOME FURNISHINGS STORES e*			3,803	0.04

GENERAL BUILDING CONTRACTORS e*			15,825	0.18

GENERAL MERCHANDISE STORES e*			59,637	0.69

HEALTH SERVICES e*			28,549	0.33

HEAVY CONSTRUCTION, EXCEPT BUILDING *			7,251	0.09

HOLDING AND OTHER INVESTMENT OFFICES e*			85,475	0.99

HOTELS AND OTHER LODGING PLACES e*			17,137	0.20

INDUSTRIAL MACHINERY AND EQUIPMENT
1,060,202		Hewlett-Packard Co	46,872	0.54
543,338		International Business Machines Corp	64,402	0.75
	e*	Other	159,279	1.85

			270,553	3.14

INSTRUMENTS AND RELATED PRODUCTS
608,527		Emerson Electric Co	30,092	0.35
1,091,229		Johnson & Johnson	70,210	0.82
646,150		Medtronic, Inc	33,438	0.39
	e*	Other	154,264	1.79

			288,004	3.35

INSURANCE AGENTS, BROKERS AND SERVICE e*			28,882	0.34

INSURANCE CARRIERS e*			215,816	2.51

LEATHER AND LEATHER PRODUCTS e*			4,601	0.05

LEGAL SERVICES	*		876	0.01

LOCAL AND INTERURBAN PASSENGER TRANSIT			869	0.01

74	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2008

Shares		Company	Value (000)	% of net assets

LUMBER AND WOOD PRODUCTS e*			$399	0.01%

METAL MINING	e*		43,844	0.51

MISCELLANEOUS MANUFACTURING INDUSTRIES e			16,195	0.19

MISCELLANEOUS RETAIL e*			69,170	0.80

MOTION PICTURES
2,033,859		Time Warner, Inc	30,101	0.35
	e*	Other	17,323	0.20

			47,424	0.55

NONDEPOSITORY INSTITUTIONS e*			51,812	0.60

NONMETALLIC MINERALS, EXCEPT FUELS e			7,296	0.09

OIL AND GAS EXTRACTION
213,754		Transocean, Inc	32,574	0.38
387,069		XTO Energy, Inc	26,518	0.31
	e*	Other	260,140	3.02

			319,232	3.71

PAPER AND ALLIED PRODUCTS e*			38,982	0.45

PERSONAL SERVICES e			1,777	0.02

PETROLEUM AND COAL PRODUCTS
252,127		Apache Corp	35,046	0.41
314,658		Devon Energy Corp	37,809	0.44
199,188		EOG Resources, Inc	26,133	0.30
	e*	Other	180,653	2.10

			279,641	3.25

PIPELINES, EXCEPT NATURAL GAS			20,641	0.24

PRIMARY METAL INDUSTRIES e*			114,865	1.34

PRINTING AND PUBLISHING e*			38,684	0.45

RAILROAD TRANSPORTATION e*			48,268	0.56

REAL ESTATE	e*		27,510	0.32

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS e*			24,109	0.28

SECURITY AND COMMODITY BROKERS
187,595		Goldman Sachs Group, Inc	32,810	0.38
	e*	Other	109,313	1.27

			142,123	1.65

SOCIAL SERVICES	e*		335	0.00	**

SPECIAL TRADE CONTRACTORS e*			2,322	0.03

STONE, CLAY, AND GLASS PRODUCTS
453,471		3M Co	31,557	0.37
	e*	Other	15,754	0.18

			47,311	0.55

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	75

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2008

Shares	Company		Value (000)	% of net assets

TEXTILE MILL PRODUCTS			$31	0.00	%**

TRANSPORTATION BY AIR e,v*			35,376	0.41

TRANSPORTATION EQUIPMENT e*			84,708	0.99

TRANSPORTATION SERVICES *			3,506	0.04

TRUCKING AND WAREHOUSING
465,534	United Parcel Service, Inc (Class B)		28,617	0.33
	Other		9,519	0.11

			38,136	0.44

WATER TRANSPORTATION e*			8,276	0.10

WHOLESALE TRADE-DURABLE GOODS e*			47,530	0.55

WHOLESALE TRADE-NONDURABLE GOODS e*			26,353	0.31

	TOTAL COMMON STOCKS	(Cost $4,397,001)	5,052,617	58.71

WARRANTS
INSURANCE AGENTS, BROKERS AND SERVICE *			54	0.00	**

	TOTAL WARRANTS	(Cost $0)	54	0.00	**

Principal	Issuer

SHORT-TERM INVESTMENTS
BANKER’S ACCEPTANCE
$32,437,900	Wachovia Bank NA	0.000%, 09/12/08–09/22/08	32,228	0.37
	Other	0.000%, 08/11/08	23,322	0.27

			55,550	0.64

COMMERCIAL PAPER
25,700,000	McGraw-Hill, Inc	0.000%, 08/04/08	25,628	0.30
25,000,000	Stanley Works	0.000%, 07/22/08	24,955	0.29
	Other		24,974	0.29

			75,557	0.88

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
144,254,000	Federal Home Loan Bank (FHLB)	0.000%, 070/9/08–11/14/08	143,903	1.67
84,714,000	Federal Home Loan Mortgage Corp (FHLMC)	0.000%, 07/02/08–12/22/08	84,330	0.98
132,918,000	Federal National Mortgage Association (FNMA)	0.000%, 07/21/08–10/20/08	132,223	1.54

			360,456	4.19

	TOTAL SHORT-TERM INVESTMENTS	(Cost $491,779)	491,563	5.71

	TOTAL PORTFOLIO	(Cost $8,460,706)	9,062,414	105.30

	OTHER ASSETS & LIABILITIES, NET		(456,064)	(5.30)

	NET ASSETS		$8,606,350	100.00%

76	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF SOCIAL CHOICE ACCOUNT ▪ JUNE 30, 2008

______________
*	Non-income producing.
**	Percentage represents less than 0.01%.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At June 30, 2008, the value of these securities amounted to $147,095,007 or 1.71% of net assets.

i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2008.
j	Zero coupon.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index for All Urban Consumers (“CPI-U”).
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

______________

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration. The grouped categories can carry footnotes which can pertain to only a portion of the securities within that group.

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	77

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

CREF MONEY MARKET ACCOUNT ▪ JUNE 30, 2008

Principal		Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
ASSET BACKED				$840	0.01%

BANKER’S ACCEPTANCES
$78,561,000		Wachovia Bank NA	0.000%, 07/08/08–10/21/08	78,219	0.62
		Other		35,648	0.28

				113,867	0.90

BANK NOTES				25,000	0.20

CERTIFICATES OF DEPOSIT
139,000,000		Abbey National Treasury	2.550–2.620%, 07/18/08–09/15/08	138,965	1.10
195,000,000		American Express Bank FSB	2.690–4.080%, 07/07/08–09/30/08	195,010	1.54
94,000,000		Banco Bilbao Vizcaya Argentaria S.A.	2.945%, 07/23/08	94,021	0.74
170,000,000		Bank of Montreal	2.650–2.850%, 07/08/08–09/24/08	169,964	1.35
135,000,000		Bank of Nova Scotia	2.530–2.830%, 07/22/08–09/18/08	134,954	1.07
165,000,000		Calyon	2.590–2.800%, 07/30/08–10/01/08	164,937	1.31
90,000,000		Canadian Imperial Bank	2.635–2.680%, 08/19/08–08/20/08	89,988	0.71
115,000,000	i	Deutsche Bank AG.	2.240–2.720%, 07/15/08–11/03/08	114,989	0.91
170,000,000		Dexia Credit Local S.A.	2.630–2.730%, 07/08/08–09/02/08	169,959	1.34
100,000,000		Lloyds Bank plc	2.660–2.720%, 10/02/08–10/06/08	99,923	0.79
119,700,000		Rabobank USA Financial Corp	2.540–2.900%, 07/14/08–09/18/08	119,677	0.95
195,000,000		Royal Bank of Canada	2.710–5.290%, 07/24/08–02/02/09	195,226	1.54
105,000,000		Societe Generale North America, Inc	2.500–2.920%, 07/01/08–09/25/08	105,000	0.83
144,070,000		Toronto Dominion Bank	2.500–2.950%, 07/28/08–08/27/08	144,071	1.14
		Other		94,975	0.75

				2,031,659	16.07

COMMERCIAL PAPER
72,270,000		Abbey National LLC	0.000%, 10/30/08–12/17/08	71,421	0.56
281,781,000		American Honda Finance Corp	0.000%, 07/02/08–09/04/08	281,036	2.22
155,736,000		Bank of America Corp	0.000%, 07/01/08–09/09/08	155,036	1.23
85,000,000		Barclays U.S. Funding LLC	0.000%, 09/29/08–11/18/08	84,247	0.67
114,265,000		Cafco LLC	0.000%, 07/01/08–08/13/08	114,148	0.90
120,000,000		Canadian Imperial Holding, Inc	0.000%, 07/08/08–09/19/08	119,796	0.95
139,945,000		Ciesco LLC	0.000%, 07/01/08–08/21/08	139,609	1.10
170,000,000		Citigroup Funding, Inc	0.000%, 07/18/08–09/26/08	169,472	1.34
134,730,000		Danske Corp	0.000%, 07/11/08–08/21/08	134,541	1.06
66,200,000		Dexia Delaware LLC	0.000%, 08/05/08–10/10/08	65,820	0.52
179,892,000		Edison Asset Securitization LLC	0.000%, 07/15/08–10/03/08	179,010	1.42
290,830,000		General Electric Capital Corp	0.000%, 07/02/08–01/09/09	289,170	2.29
340,748,000		Govco LLC	0.000%, 07/08/08–12/17/08	338,670	2.68
220,000,000		HSBC Finance Corp	0.000%, 08/12/08–09/16/08	218,932	1.73
207,825,000		ING US Funding LLC	0.000%, 07/01/08–09/15/08	207,318	1.64
71,925,000		Johnson & Johnson	0.000%, 07/16/08–07/17/08	71,855	0.57
189,325,000		JPMorgan Chase & Co	0.000%, 07/17/08–11/17/08	188,633	1.49
289,380,000		Kitty Hawk Funding Corp	0.000%, 07/10/08–09/19/08	288,471	2.28
75,750,000		Lloyds Bank plc	0.000%, 07/07/08–10/17/08	75,437	0.60
185,056,000		Nestle Capital Corp	0.000%, 07/07/08–03/10/09	184,569	1.46
164,390,000		Private Export Funding Corp	0.000%, 07/01/08–10/07/08	163,893	1.30
142,845,000		Procter & Gamble International	0.000%, 07/02/08–08/28/08	142,391	1.13

78	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

CREF MONEY MARKET ACCOUNT ▪ JUNE 30, 2008

Principal		Issuer		Value (000)	% of net assets

$141,385,000		Rabobank USA Financial Corp	0.000%, 07/18/08–09/30/08	$140,749	1.11%
290,420,000		Ranger Funding Co LLC	0.000%, 07/10/08–09/24/08	289,329	2.29
79,545,000		Royal Bank of Canada	0.000%, 09/05/08–09/10/08	79,125	0.62
208,900,000		Royal Bank of Scotland	0.000%, 07/09/08–10/16/08	208,136	1.65
137,104,000		Svensk Exportkredit AB	0.000%, 07/21/08–10/30/08	136,447	1.08
100,000,000		Toronto Dominion Holding	0.000%, 07/10/08–11/06/08	99,380	0.78
314,500,000	i	Toyota Motor Credit Corp	0.000%, 07/15/08–07/10/09	313,096	2.47
145,454,000		Unilever Capital Corp	0.000%, 07/01/08–12/01/08	144,493	1.14
244,594,000		Wells Fargo & Co	0.000%, 07/08/08–08/14/08	244,255	1.93
293,228,000		Yorktown Capital LLC	0.000%, 07/02/08–09/19/08	292,305	2.31
		Other		545,869	4.32

				6,176,659	48.84

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
1,196,485,000		Federal Home Loan Bank (FHLB)	0.000%, 07/01/08–12/15/08	1,192,301	9.43
1,500,837,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000%, 07/03/08–03/30/09	1,495,280	11.83
1,298,212,000		Federal National Mortgage Association (FNMA)	0.000%, 07/02/08–12/10/08	1,292,825	10.22

				3,980,406	31.48

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES i				205,540	1.62

VARIABLE NOTES	i			74,830	0.59

		TOTAL SHORT-TERM INVESTMENTS	(Cost $12,612,579)	12,608,801	99.71

		TOTAL PORTFOLIO	(Cost $12,612,579)	12,608,801	99.71

		OTHER ASSETS & LIABILITIES, NET		36,237	0.29

		NET ASSETS		$12,645,038	100.00%

______________

The following abbreviations are used in portfolio descriptions:

LLC	Limited Liability Company
plc	Public Limited Company
______________
i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2008.
______________

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration. The grouped categories can carry footnotes which can pertain to only a portion of the securities within that group.

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	79

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND ▪ JUNE 30, 2008

(amounts in thousands, except amounts per accumulation unit)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account	Money Market Account

ASSETS
Portfolio investments, at cost
Unaffiliated issuers	$125,744,229	$17,532,843	$12,497,785	$9,305,513	$8,676,400	$6,309,786	$8,460,706	$12,612,579
Affiliated issuers	80,581	—	—	—	4,349	—	—	—

Total portfolio investments, at cost	125,824,810	17,532,843	12,497,785	9,305,513	8,680,749	6,309,786	8,460,706	12,612,579

Portfolio investments, at value:
Unaffiliated issuers	125,205,253	16,852,440	12,791,451	11,030,295	8,580,181	6,583,752	9,062,414	12,608,801
Affiliated issuers	37,870	—	—	—	4,268	—	—	—

Total portfolio investments, at value*	$125,243,123	$16,852,440	$12,791,451	$11,030,295	$8,584,449	$6,583,752	$9,062,414	$12,608,801
Cash	3,740	—	10	1,646	4	5	—	10
Cash – foreign**	60,120	39,321	1,588	—	—	—	1,362	—
Dividends and interest receivable	195,270	32,342	10,512	13,758	67,853	55,744	34,288	10,605
Receivable from securities sold	2,952,922	129,972	1,012,541	178,267	348,408	—	553,498	—
Amounts due from TIAA	87	1,160	5,979	2,212	7,370	23,716	2,218	25,690
Receivable for variation margin on open futures	—	—	87	—	—	—	—	—
Other	1,376	507	1	95	—	—	—	16

Total assets	128,456,638	17,055,742	13,822,169	11,226,273	9,008,084	6,663,217	9,653,780	12,645,122

LIABILITIES
Payable for collateral for securities loaned - Note 1	8,572,235	1,601,989	394,572	895,414	—	—	344,475	—
Amount due to banks	—	5,769	—	—	—	—	418	—
Amount due to investment advisor	7,679	1,048	829	626	466	318	516	—
Accumulation withdrawals payable	2,763	417	113	—	56	—	22	—
Payable for securities purchased	3,181,425	123,175	1,036,416	179,141	730,354	19,937	701,916	—
Payable for variation margin on open futures contracts	—	—	—	41	—	—	—	—
Other	—	—	—	122	456	3	83	84

Total liabilities	11,764,102	1,732,398	1,431,930	1,075,344	731,332	20,258	1,047,430	84

NET ASSETS:
Accumulation Fund	$101,770,315	$14,956,082	$12,198,068	$9,940,405	$8,088,030	$6,448,124	$8,345,784	$12,386,912
Annuity Fund	14,922,221	367,262	192,171	210,524	188,722	194,835	260,566	258,126

Total net assets	$116,692,536	$15,323,344	$12,390,239	$10,150,929	$8,276,752	$6,642,959	$8,606,350	$12,645,038

Accumulation units outstanding	436,928	151,042	178,544	112,359	95,615	119,431	67,426	490,987

Net asset value per accumulation unit	$232.93	$99.02	$68.32	$88.45	$84.59	$54.00	$123.79	$25.23

* Includes securities loaned of:	$8,171,327	$1,534,448	$380,310	$858,758	—	—	$333,499	—
** Cost:	$60,153	$39,395	$1,588	—	—	—	$1,366	—

80	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	81

STATEMENTS OF OPERATIONS (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND ▪ JUNE 30, 2008

						Inflation-
	Stock	Global Equities	Growth	Equity Index	Bond Market	Linked Bond	Social Choice	Money Market
(amounts in thousands)	Account	Account	Account	Account	Account	Account	Account	Account

INVESTMENT INCOME
Interest	$80,276	$15,710	$4,261	$5,917	$205,801	$211,404	$93,939	$202,273
Dividends:
Unaffiliated issuers	1,558,480	268,278	74,225	100,850	3,264	—	66,022	—
Affiliated issuers	757	—	—	—	169	—	—	—
Foreign taxes withheld:
Unaffiliated issuers	(72,346)	(19,788)	—	—	—	—	—	—
Affiliated issuers	(196)	—	—	—	—	—	—	—

Total income	1,566,971	264,200	78,486	106,767	209,234	211,404	159,961	202,273

EXPENSES – NOTE 2:
Administrative	270,229	34,744	27,179	23,403	16,566	11,346	18,856	25,383
Distribution	57,355	7,370	5,794	4,944	3,556	2,535	4,042	5,526
Investment Advisory	73,097	13,164	13,027	3,424	4,779	3,216	4,051	3,777
Mortality and expense risk charges	3,074	400	316	265	202	152	221	313

Total expenses	403,755	55,678	46,316	32,036	25,103	17,249	27,170	34,999

Net investment income (loss)	1,163,216	208,522	32,170	74,731	184,131	194,155	132,791	167,274

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS – NOTE 3
Net realized gain (loss) on:
Portfolio investments	1,173,055	(155,056)	(202,124)	81,954	(3,400)	1,608	421,862	1
Futures transactions	—	—	(12,441)	(1,995)	—	—	—	—
Foreign currency transactions	(5,681)	266	(90)	—	—	—	(775)	—

Net realized gain (loss) on total investments	1,167,374	(154,790)	(214,655)	79,959	(3,400)	1,608	421,087	1

Net change in unrealized appreciation (depreciation) on:
Portfolio investments	(16,903,795)	(1,977,395)	(1,160,870)	(1,448,197)	(157,750)	44,391	(1,097,291)	(1,830)
Futures transactions	—	—	(4,048)	(2,868)	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(1,053)	(935)	71	—	—	—	35	—

Net change in unrealized appreciation (depreciation) on total investments	(16,904,848)	(1,978,330)	(1,164,847)	(1,451,065)	(157,750)	44,391	(1,097,256)	(1,830)

Net realized and unrealized gain (loss) on total investments	(15,737,474)	(2,133,120)	(1,379,502)	(1,371,106)	(161,150)	45,999	(676,169)	(1,829)

Net increase (decrease) in net assets resulting from operations	$(14,574,258)	$(1,924,598)	$(1,347,332)	$(1,296,375)	$22,981	$240,154	$(543,378)	$165,445

82	2008 Semiannual Report n College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund n 2008 Semiannual Report	83

STATEMENTS OF CHANGES IN NET ASSETS

COLLEGE RETIREMENT EQUITIES FUND

	Stock Account		Global Equities Account		Growth Account

	For the	For the	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended	Six Months Ended	Year Ended
(amounts in thousands)	June 30, 2008	December 31, 2007	June 30, 2008	December 31, 2007	June 30, 2008	December 31, 2007

	(unaudited)		(unaudited)		(unaudited)
FROM OPERATIONS
Net investment income	$1,163,216	$1,958,419	$208,522	$257,298	$32,170	$76,245
Net realized gain (loss) on total investments	1,167,374	15,385,173	(154,790)	1,643,795	(214,655)	1,937,857
Net change in unrealized appreciation (depreciation) on total investments	(16,904,848)	(6,955,623)	(1,978,330)	(338,263)	(1,164,847)	(67,567)

Net increase (decrease) in net assets resulting from operations	(14,574,258)	10,387,969	(1,924,598)	1,562,830	(1,347,332)	1,946,535

FROM PARTICIPANT TRANSACTIONS
Premiums	1,919,010	3,996,363	515,645	1,031,127	458,180	926,819
Net transfers from (to) TIAA	(463,647)	(701,077)	(76,661)	(17,603)	(31,247)	(3,857)
Net transfers from (to) other CREF Accounts and affiliated mutual funds	(1,952,514)	(3,739,742)	(364,008)	(97,013)	(360,465)	(469,091)
Annuity payments	(1,029,580)	(2,191,070)	(33,576)	(71,212)	(15,605)	(33,219)
Withdrawals and death benefits	(1,766,345)	(4,289,204)	(254,740)	(621,044)	(196,636)	(469,333)

Net increase (decrease) in net assets resulting from participant transactions	(3,293,076)	(6,924,730)	(213,340)	224,255	(145,773)	(48,681)

Net increase (decrease) in net assets	(17,867,334)	3,463,239	(2,137,938)	1,787,085	(1,493,105)	1,897,854
NET ASSETS
Beginning of period	134,559,870	131,096,631	17,461,282	15,674,197	13,883,344	11,985,490

End of period	$116,692,536	$134,559,870	$15,323,344	$17,461,282	$12,390,239	$13,883,344

(amounts not in thousands)
ACCUMULATION UNITS
Credited for premiums	7,702,587	14,678,238	4,786,990	9,088,302	6,423,968	12,779,334
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(18,507,775)	(36,432,903)	(6,868,245)	(7,259,809)	(8,551,423)	(13,931,829)
Outstanding:
Beginning of period	447,733,651	469,488,316	153,123,325	151,294,832	180,671,026	181,823,521

End of period	436,928,463	447,733,651	151,042,070	153,123,325	178,543,571	180,671,026

84	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	85

STATEMENTS OF CHANGES IN NET ASSETS	continued

COLLEGE RETIREMENT EQUITIES FUND

	Equity Index Account		Bond Market Account		Inflation-Linked Bond Account

(amounts in thousands)	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007	For the Six Months Ended June 30, 2008	For the Year Ended December 31, 2007

	(unaudited)		(unaudited)		(unaudited)
FROM OPERATIONS
Net investment income	$74,731	$163,726	$184,131	$338,624	$194,155	$200,877
Net realized gain (loss) on total investments	79,959	365,181	(3,400)	(3,387)	1,608	(1,279)
Net change in unrealized appreciation (depreciation) on total investments	(1,451,065)	9,272	(157,750)	77,700	44,391	230,933

Net increase (decrease) in net assets resulting from operations	(1,296,375)	538,179	22,981	412,937	240,154	430,531

FROM PARTICIPANT TRANSACTIONS
Premiums	389,226	813,145	278,858	514,311	213,314	300,702
Net transfers from (to) TIAA	(45,209)	(28,010)	16,066	68,347	(8,638)	37,858
Net transfers from (to) other CREF Accounts and affiliated mutual funds	(175,465)	(614,320)	444,839	641,514	1,492,961	533,761
Annuity payments	(21,868)	(49,756)	(21,146)	(40,655)	(18,480)	(34,839)
Withdrawals and death benefits	(172,931)	(468,257)	(144,642)	(311,491)	(106,185)	(181,942)

Net increase (decrease) in net assets resulting from participant transactions	(26,247)	(347,198)	573,975	872,026	1,572,972	655,540

Net increase (decrease) in net assets	(1,322,622)	190,981	596,956	1,284,963	1,813,126	1,086,071
NET ASSETS
Beginning of period	11,473,551	11,282,570	7,679,796	6,394,833	4,829,833	3,743,762

End of period	$10,150,929	$11,473,551	$8,276,752	$7,679,796	$6,642,959	$4,829,833

(amounts not in thousands)
ACCUMULATION UNITS
Credited for premiums	4,044,974	7,739,115	3,151,029	5,917,963	3,811,494	5,797,664
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(4,293,624)	(11,011,546)	3,548,293	4,794,011	25,093,310	7,246,452
Outstanding:
Beginning of period	112,607,693	115,880,124	88,915,388	78,203,414	90,525,872	77,481,756

End of period	112,359,043	112,607,693	95,614,710	88,915,388	119,430,676	90,525,872

86	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	87

STATEMENTS OF CHANGES IN NET ASSETS	concluded

COLLEGE RETIREMENT EQUITIES FUND

	Social Choice Account		Money Market Account

	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
(amounts in thousands)	June 30, 2008	December 31, 2007	June 30, 2008	December 31, 2007

	(unaudited)		(unaudited)
FROM OPERATIONS
Net investment income	$132,791	$255,980	$167,274	$514,618
Net realized gain (loss) on total investments	421,087	237,494	1	51
Net change in unrealized appreciation (depreciation) on total investments	(1,097,256)	(70,626)	(1,830)	(1,665)

Net increase (decrease) in net assets resulting from operations	(543,378)	422,848	165,445	513,004

FROM PARTICIPANT TRANSACTIONS
Premiums	294,039	612,268	645,309	1,284,524
Net transfers from (to) TIAA	(42,160)	(18,036)	(335,128)	330,603
Net transfers from (to) other CREF Accounts and affiliated mutual funds	(153,757)	(212,989)	865,329	1,370,895
Annuity payments	(19,705)	(41,743)	(36,050)	(72,381)
Withdrawals and death benefits	(125,730)	(298,203)	(581,552)	(1,075,477)

Net increase (decrease) in net assets resulting from participant transactions	(47,313)	41,297	557,908	1,838,164

Net increase (decrease) in net assets	(590,691)	464,145	723,353	2,351,168
NET ASSETS
Beginning of period	9,197,041	8,732,896	11,921,685	9,570,517

End of period	$8,606,350	$9,197,041	$12,645,038	$11,921,685

(amounts not in thousands)
ACCUMULATION UNITS
Credited for premiums	2,226,118	4,461,911	23,412,988	46,265,833
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(2,573,119)	(4,074,193)	(1,175,008)	29,569,160
Outstanding:
Beginning of period	67,772,603	67,384,885	468,748,860	392,913,867

End of period	67,425,602	67,772,603	490,986,840	468,748,860

88	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	89

FINANCIAL HIGHLIGHTS

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Stock Account

	6/30/08		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

	(unaudited)
FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$2.958		$4.754	$4.329	$3.819	$3.564	$2.796
Expenses	0.653		0.992	1.095	0.901	0.717	0.746

Net investment income	2.305		3.762	3.234	2.918	2.847	2.050
Net realized and unrealized gain (loss) on investments	(30.864)		15.589	32.372	11.478	19.297	39.127

Net change in accumulation unit value	(28.559)		19.351	35.606	14.396	22.144	41.177
Accumulation unit value:
Beginning of year	261.490		242.139	206.533	192.137	169.993	128.816

End of period	$232.931		$261.490	$242.139	$206.533	$192.137	$169.993

TOTAL RETURN*	(10.92	)%(b)	7.99%	17.24%	7.49%	13.03%	31.97%
RATIOS TO AVERAGE NET ASSETS
Expenses	0.66	%(a)	0.52%	0.49%	0.46%	0.41%	0.52%
Net investment income	1.90	%(a)	1.44%	1.44%	1.49%	1.63%	1.43%
SUPPLEMENTAL DATA
Portfolio turnover rate	25	%(b)	49%	51%	58%	58%	47%
Accumulation units outstanding at end of period†	437		448	469	484	495	499
Accumulation fund net assets†	$101,770		$117,078	$113,675	$99,968	$95,028	$84,879
Net assets at end of period†	$116,693		$134,560	$131,097	$115,864	$110,782	$99,624

*	Based on per accumulation data.
†	Millions
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.

90	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Global Equities Account

	6/30/08		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

	(unaudited)
FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$1.620		$2.069	$1.716	$1.641	$1.462	$1.249
Expenses	0.274		0.409	0.481	0.397	0.323	0.325

Net investment income	1.346		1.660	1.235	1.244	1.139	0.924
Net realized and unrealized gain (loss) on investments	(13.600)		8.522	14.969	6.205	8.064	16.227

Net change in accumulation unit value	(12.254)		10.182	16.204	7.449	9.203	17.151
Accumulation unit value:
Beginning of year	111.273		101.091	84.887	77.438	68.235	51.084

End of period	$99.019		$111.273	$101.091	$84.887	$77.438	$68.235

TOTAL RETURN*	(11.01	)%(b)	10.07%	19.09%	9.62%	13.49%	33.57%
RATIOS TO AVERAGE NET ASSETS
Expenses	0.70	%(a)	0.56%	0.52%	0.50%	0.46%	0.57%
Net investment income	2.62	%(a)	1.53%	1.35%	1.57%	1.62%	1.60%
SUPPLEMENTAL DATA
Portfolio turnover rate	30	%(b)	108%	137%	137%	74%	140%
Accumulation units outstanding at end of period†	151		153	151	139	130	117
Accumulation fund net assets†	$14,956		$17,039	$15,293	$11,803	$10,050	$7,985
Net assets at end of period†	$15,323		$17,461	$15,674	$12,101	$10,311	$8,204

*	Based on per accumulation data.
†	Millions
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	91

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Growth Account

	6/30/08		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

	(unaudited)
FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$0.361		$0.694	$0.625	$0.520	$0.672	$0.606
Expenses	0.183		0.272	0.321	0.291	0.249	0.265

Net investment income	0.178		0.422	0.304	0.229	0.423	0.341
Net realized and unrealized gain (loss) on investments	(7.491)		10.416	3.066	2.935	3.005	11.572

Net change in accumulation unit value	(7.313)		10.838	3.370	3.164	3.428	11.913
Accumulation unit value:
Beginning of year	75.638		64.800	61.430	58.266	54.838	42.925

End of period	$68.325		$75.638	$64.800	$61.430	$58.266	$54.838

TOTAL RETURN*	(9.67	)%(b)	16.73%	5.49%	5.43%	6.25%	27.75%
RATIOS TO AVERAGE NET ASSETS
Expenses	0.74	%(a)	0.55%	0.52%	0.50%	0.45%	0.54%
Net investment income	0.51	%(a)	0.60%	0.49%	0.39%	0.77%	0.70%
SUPPLEMENTAL DATA
Portfolio turnover rate	43	%(b)	127%	109%	87%	65%	76%
Accumulation units outstanding at end of period†	179		181	182	194	196	197
Accumulation fund net assets†	$12,198		$13,666	$11,780	$11,918	$11,435	$10,828
Net assets at end of period†	$12,390		$13,883	$11,985	$12,128	$11,654	$11,042

*	Based on per accumulation data.
†	Millions
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.

92	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Equity Index Account

	6/30/08		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

	(unaudited	)
FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$0.905		$1.806	$1.636	$1.441	$1.400	$1.073
Expenses	0.250		0.383	0.385	0.325	0.256	0.278

Net investment income	0.655		1.423	1.251	1.116	1.144	0.795
Net realized and unrealized gain (loss) on investments	(11.885)		3.050	11.332	3.320	6.954	15.521

Net change in accumulation unit value	(11.230)		4.473	12.583	4.436	8.098	16.316
Accumulation unit value:
Beginning of year	99.683		95.210	82.627	78.191	70.093	53.777

End of period	$88.453		$99.683	$95.210	$82.627	$78.191	$70.093

TOTAL RETURN*	(11.27	)%(b)	4.70%	15.23%	5.67%	11.55%	30.34%
RATIOS TO AVERAGE NET ASSETS
Expenses	0.61	%(a)	0.47%	0.43%	0.41%	0.36%	0.46%
Net investment income	1.42	%(a)	1.39%	1.39%	1.40%	1.60%	1.33%
SUPPLEMENTAL DATA
Portfolio turnover rate	4	%(b)	9%	10%	7%	3%	3%
Accumulation units outstanding at end of period†	112		113	116	117	113	104
Accumulation fund net assets†	$9,940		$11,225	$11,033	$9,658	$8,813	$7,262
Net assets at end of period†	$10,151		$11,474	$11,283	$9,877	$9,019	$7,432

*	Based on per accumulation data.
†	Millions
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	93

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Bond Market Account

	6/30/08		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

	(unaudited)
FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$2.148		$4.260	$3.990	$3.437	$3.265	$2.946
Expenses	0.213		0.315	0.373	0.342	0.292	0.347

Net investment income	1.935		3.945	3.617	3.095	2.973	2.599
Net realized and unrealized gain (loss) on investments	(1.630)		0.806	(0.467)	(1.414)	0.015	0.377

Net change in accumulation unit value	0.305		4.751	3.150	1.681	2.988	2.976
Accumulation unit value:
Beginning of year	84.283		79.532	76.382	74.701	71.713	68.737

End of period	$84.588		$84.283	$79.532	$76.382	$74.701	$71.713

TOTAL RETURN*	0.36	%(b)	5.97%	4.12%	2.25%	4.17%	4.33%
RATIOS TO AVERAGE NET ASSETS
Expenses	0.62	%(a)	0.51%	0.48%	0.45%	0.40%	0.49%
Net investment income	4.57	%(a)	4.86%	4.69%	4.09%	4.07%	3.69%
SUPPLEMENTAL DATA
Portfolio turnover rate	71	%(b)	174%	219%	275%	100%	164%
Accumulation units outstanding at end of period†	96		89	78	74	70	73
Accumulation fund net assets†	$8,088		$7,494	$6,219	$5,627	$5,247	$5,243
Net assets at end of period†	$8,277		$7,680	$6,395	$5,797	$5,416	$5,409

*	Based on per accumulation data.
†	Millions
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.

94	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Inflation-Linked Bond Account

	6/30/08		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

	(unaudited)
FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$1.809		$2.618	$1.560	$2.657	$2.028	$1.764
Expenses	0.122		0.186	0.228	0.194	0.166	0.193

Net investment income	1.687		2.432	1.332	2.463	1.862	1.571
Net realized and unrealized gain (loss) on investments	0.748		2.695	(1.339)	(1.316)	1.497	1.395

Net change in accumulation unit value	2.435		5.127	(0.007)	1.147	3.359	2.966
Accumulation unit value:
Beginning of year	51.563		46.436	46.443	45.296	41.937	38.971

End of period	$53.998		$51.563	$46.436	$46.443	$45.296	$41.937

TOTAL RETURN*	4.72	%(b)	11.04%	(0.01)%	2.53%	8.01%	7.61%
RATIOS TO AVERAGE NET ASSETS
Expenses	0.57	%(a)	0.50%	0.49%	0.43%	0.39%	0.48%
Net investment income	6.41	%(a)	5.00%	2.83%	5.47%	4.34%	3.93%
SUPPLEMENTAL DATA
Portfolio turnover rate	7	%(b)	13%	23%	24%	110%	240%
Accumulation units outstanding at end of period†	119		91	77	83	73	57
Accumulation fund net assets†	$6,448		$4,668	$3,597	$3,844	$3,290	$2,411
Net assets at end of period†	$6,643		$4,830	$3,744	$4,000	$3,425	$2,522

*	Based on per accumulation data.
†	Millions
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	95

FINANCIAL HIGHLIGHTS	continued

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Social Choice Account

	6/30/08		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

	(unaudited)
FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$2.243		$4.165	$3.687	$2.987	$2.883	$2.418
Expenses	0.332		0.492	0.535	0.465	0.377	0.422

Net investment income	1.911		3.673	3.152	2.522	2.506	1.996
Net realized and unrealized gain (loss) on investments	(9.684)		2.371	8.412	2.877	6.473	14.293

Net change in accumulation unit value	(7.773)		6.044	11.564	5.399	8.979	16.289
Accumulation unit value:
Beginning of year	131.566		125.522	113.958	108.559	99.580	83.291

End of period	$123.793		$131.566	$125.522	$113.958	$108.559	$99.580

TOTAL RETURN*	(5.91	)%(b)	4.81%	10.15%	4.97%	9.02%	19.56%
RATIOS TO AVERAGE NET ASSETS
Expenses	0.62	%(a)	0.48%	0.45%	0.42%	0.37%	0.47%
Net investment income	3.02	%(a)	2.81%	2.65%	2.29%	2.46%	2.22%
SUPPLEMENTAL DATA
Portfolio turnover rate	43	%(b)	60%	84%	97%	37%	41%
Accumulation units outstanding at end of period†	67		68	67	66	62	57
Accumulation fund net assets†	$8,346		$8,917	$8,458	$7,539	$6,765	$5,687
Net assets at end of period†	$8,606		$9,197	$8,733	$7,794	$7,002	$5,893

*	Based on per accumulation data.
†	Millions
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.

96	2008 Semiannual Report ▪ College Retirement Equities Fund	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

COLLEGE RETIREMENT EQUITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Money Market Account

	6/30/08		12/31/07	12/31/06	12/31/05	12/31/04	12/31/03

	(unaudited)
FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD
Investment income	$0.398		$1.258	$1.169	$0.726	$0.307	$0.264
Expenses	0.062		0.092	0.098	0.090	0.078	0.097

Net investment income	0.336		1.166	1.071	0.636	0.229	0.167
Net realized and unrealized gain (loss) on investments	(0.003)		(0.004)	—	0.003	(0.006)	(0.004)

Net change in accumulation unit value	0.333		1.162	1.071	0.639	0.223	0.163
Accumulation unit value:
Beginning of year	24.896		23.734	22.663	22.024	21.801	21.638

End of period	$25.229		$24.896	$23.734	$22.663	$22.024	$21.801

TOTAL RETURN*	1.34	%(b)	4.90%	4.73%	2.90%	1.02%	0.75%
RATIOS TO AVERAGE NET ASSETS
Expenses	0.56	%(a)	0.45%	0.43%	0.41%	0.36%	0.45%
Net investment income	2.68	%(a)	4.79%	4.64%	2.86%	1.05%	0.77%
SUPPLEMENTAL DATA
Accumulation units outstanding at end of period†	491		469	393	317	298	306
Accumulation fund net assets†	$12,387		$11,670	$9,327	$7,176	$6,554	$6,665
Net assets at end of period†	$12,645		$11,922	$9,571	$7,406	$6,781	$6,908

*	Based on per accumulation data.
†	Millions
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.

See notes to financial statements	College Retirement Equities Fund ▪ 2008 Semiannual Report	97

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND

Note 1—significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing its employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”). The Stock Account commenced operations on July 1, 1952; the Global Equities and Equity Index Accounts commenced operations on April 1, 1992; the Growth Account commenced operations on April 4, 1994; the Social Choice and Bond Market Accounts commenced operations on March 1, 1990; the Inflation-Linked Bond Account commenced operations on January 13, 1997; and the Money Market Account commenced operations on April 1, 1988. The financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP), which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price, or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Account), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Money market instruments in the Money Market Account with a remaining maturity of 60 days or less are valued on an amortized cost basis, or at market value if market value is materially different from amortized cost. Investments in registered investment companies are valued at their net asset value on the valuation date. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Stock and bond

98	2008 Semiannual Report ▪ College Retirement Equities Fund

index futures and options, which are traded commodities exchange, are valued at the last sales price as of the close of such commodities exchanges.

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts.

Accounting for investments and Investment Income: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are based on the identified cost basis.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the current Accounts invest.

Mortgage dollar roll transactions: The Accounts may enter into mortgage dollar rolls in which the Accounts sell mortgage-backed securities for delivery and contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Account forgoes principal and interest paid on the securities. The Accounts’ policy is to record the dollar rolls using “to be announced” mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar rolls commitments. In addition, the Accounts may receive compensation that is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a

College Retirement Equities Fund ▪ 2008 Semiannual Report	99

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

security subject to such a contract while it is the holder. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Accounts engage in dollar rolls for the purpose of enhancing their yields.

Cash: The Accounts may hold cash in their accounts with the custodian. The Accounts, throughout the period, may have a cash overdraft balance. A fee is incurred on this overdraft.

Repurchase agreements: The Accounts may enter into repurchase agreements with qualified institutions. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually-agreed upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Foreign currency transactions and translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Forward foreign currency contracts: The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Accounts are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract.

Forward foreign currency contracts will be used primarily to protect the Accounts from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A

100	2008 Semiannual Report ▪ College Retirement Equities Fund

continued

forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of assets and liabilities. There were no open forward foreign currency contracts for the period ended June 30, 2008.

Securities lending: The Accounts may lend portfolio securities to qualified financial institutions and brokers. By lending such securities, the Accounts attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral. Such income is reflected separately on the Statement of Operations. Under the lending arrangement with State Street Bank & Trust Company (“State Street”), each Account receives a fee. The Stock and Global Equities Account (international lending only) are guaranteed a fee regardless of their securities lending activity. The other Accounts, (excluding the Money Market Account), will receive a specified percentage of the securities lending income generated by State Street. The value of the loaned securities and the liability related to return the cash collateral received are reflected on the Statements of Assets and Liabilities.

These loans are secured by collateral equal to 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of securities loaned for foreign securities. The cash collateral for the Stock and Global Equity Accounts (domestic securities only) is invested in the Stock Separate Collateral Account and the Global Separate Collateral Account, respectively, which are both managed by State Street. The Growth, Equity Index, Bond Market, Inflation-Linked Bond, and Social Choice (fixed income securities only) Accounts are invested in the State Street Navigator Securities Lending Portfolio. The cash collateral for the Stock and Global Equities Accounts (international securities) along with the Social Choice Account (equities only) is invested in short term instruments by TIAA-CREF Investment Management, LLC.

Futures contracts: The Accounts may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

College Retirement Equities Fund ▪ 2008 Semiannual Report	101

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Accounts to greater risk that such transactions may not be consummated.

Treasury Inflation-Indexed Securities: The Social Choice Account, Bond Market Account and Inflation-Linked Bond Account may invest in Treasury Inflation-Indexed Securities (“TIIS”), which are specially structured bonds in which the principal amount is adjusted periodically for inflation, as measured by the U.S. Consumer Price Index for All Urban Consumers (“CPI-U”). The adjustments for interest income due to inflation are reflected in the interest income on the Statements of operations.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Federal income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

Transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. An Account’s maximum exposure under these

102	2008 Semiannual Report ▪ College Retirement Equities Fund

continued

arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ Trust organizational documents, the Trustees and Officers of CREF are indemnified against certain liabilities that may arise out of their duties to CREF. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be remote.

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Account Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a framework for measure fair value under U.S. generally accepted accounting principles (“GAAP”) and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Application of SFAS 157 is effective for the Accounts reporting as of June 30, 2008.

Various inputs are used in determining the value of the Accounts’ investments. These inputs are summarized in the three broad levels below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Accounts’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Accounts as of June 30, 2008:

College Retirement Equities Fund ▪ 2008 Semiannual Report	103

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Investments in Securities	Other Financial Instruments*

Stock Account
Level 1	$95,244,786,063	$—
Level 2	29,981,502,529
Level 3	16,834,149

Total	$125,243,122,741	$—

Global Equities Account
Level 1	$8,909,847,413	$—
Level 2	7,942,592,457
Level 3	—

Total	$16,852,439,870	$—

Growth Account
Level 1	$12,363,542,687	$(4,047,652)
Level 2	427,907,959
Level 3	—

Total	$12,791,450,646	$(4,047,652)

Equity Index Account
Level 1	$10,954,735,346	$(2,868,054)
Level 2	75,559,942
Level 3	341

Total	$11,030,295,629	$(2,868,054)

Bond Market Account
Level 1	$70,408,488	$—
Level 2	8,514,040,164
Level 3	—

Total	$8,584,448,652	$—

Inflation-Linked Bond Account
Level 1	$—	$—
Level 2	6,583,751,912
Level 3	—

Total	$6,583,751,912	$—

Social Choice Account
Level 1	$3,981,260,669	$—
Level 2	5,081,153,048
Level 3	—

Total	$9,062,413,717	$—

Money Market Account
Level 1	$—	$—
Level 2	12,608,801,306
Level 3	—

Total	$12,608,801,306	$—

•

Other financial instruments are derivative instruments not reflected in the Statement of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

104	2008 Semiannual Report ▪ College Retirement Equities Fund

continued

Note 2—management agreements

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“Investment Management”) in accordance with an Investment Management Service Agreement. Investment Management is a registered investment adviser and a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services and distribution functions, pursuant to a 12b-1 plan, for the CREF Accounts are provided by TIAA-CREF Individual & Institutional Services, LLC (“Services”) in accordance with a Principal Underwriting and Administrative Services Agreement with CREF. Services, a wholly-owned subsidiary of TIAA, is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”).

The services provided by Investment Management and Services are provided at cost. Investment Management and Services receive fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted quarterly.

The Trustees of the Accounts, all of whom are independent, receive remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees also participate in a long-term compensation plan. Amounts deferred may be invested notionally in certain TIAA-CREF products selected by the trustees.

TIAA deducts a mortality and expense charge from CREF in an amount equal to 0.005% on an annual basis of the net assets of each Account pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement. Under the terms of this agreement, TIAA guarantees that CREF participants transferring funds to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. There were no payments made by TIAA under this agreement for the six months ended June 30, 2008.

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 3—investments

At June 30, 2008, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for each of the Accounts, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Stock Account	$14,837,745,807	$15,419,441,667	$(581,695,860)
Global Equities Account	$1,386,874,568	$2,067,277,661	$(680,403,093)
Growth Account	$1,089,928,362	$796,262,660	$293,665,702
Equity Index Account	$3,028,896,495	$1,304,114,306	$1,724,782,189
Bond Market Account	$73,626,921	$169,926,749	$(96,299,828)
Inflation-Linked Bond Account	$281,147,859	$7,182,391	$273,965,468
Social Choice Account	$1,137,411,968	$535,704,424	$601,707,544
Money Market Account	$269,552	$4,047,345	$(3,777,793)

At June 30, 2008, Equity Index Account held the following open futures contracts:

	Number of Contracts	Market Value	Expiration Date	Unrealized (Depreciation)

Equity Index Account
E-mini S&P 500 Index	898	$57,521,390	September 2008	$(2,336,190)
E-mini Mid 400 Index	88	$7,226,560	September 2008	$(272,376)
E-mini Russell 2000 Index	104	$7,193,680	September 2008	$(259,488)

				$(2,868,054)

106	2008 Semiannual Report ▪ College Retirement Equities Fund

continued

At June 30, 2008, Growth Account held the following open futures contracts:

	Number of Contracts	Market Value	Expiration Date	Unrealized (Depreciation)

Growth Account
E-mini S&P 500 Index	1,264	$80,965,520	September 2008	$(4,047,652)

Companies in which the Accounts held 5% or more of the outstanding voting shares are considered “affiliated companies” of the Accounts pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities may be deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows:

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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	continued

Issue	Value at December 31, 2007	Purchase Cost	Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at June 30, 2008	Value at June 30, 2008

Stock Account
Daishin Securities Co	$6,450,000	$—	$—	$—	$599,118	$184,757	1,000,000	$5,880,882
Digital Garage, Inc	22,772,663	—	150,980	(54,529)	—	—	12,156	14,101,108
First NIS Regional Fund SICAV	15,984	—	—	—	—	—	1,598,400	15,984
HealthSouth Corp	94,039,659	1,168,346	17,045,411	(4,618,270)	—	—	—	*
Information Development Co	2,493,627	—	—	(6,038)	82,623	5,784	431,900	2,761,785
Intelligent Wave, Inc	4,234,608	—	—	—	74,897	5,243	16,201	2,926,185
MPM Bioventures II	12,086,377	—	—	—	—	—	21,967,242	10,425,653
Skyline Venture Partners	3,695,430	—	—	—	—	—	4,126,206	1,759,002

		$1,168,346	$17,196,391	$(4,678,837)	$756,638	$195,784		$37,870,599

Bond Market Account
TIAA-CREF Institutional High-Yield Fund II	$4,305,350	$169,422	$—	$—	$169,422	$—	461,852	$4,267,509

		$169,422	$—	$—	$169,422	$—		$4,267,509

*	Not an Affiliate as of June 30, 2008.

Purchases and sales of portfolio securities, excluding short-term government securities and money market instruments, for the Accounts for the six months ended June 30, 2008, were as follows:

	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account

Purchases:
Non-Government	$31,525,499,642	$4,973,452,468	$5,475,369,758	$473,466,238	$1,238,772,798	$—	$2,180,154,430
Government	—	—	—	—	5,000,173,391	2,007,555,690	1,671,907,359

Total Purchases	$31,525,499,642	$4,973,452,468	$5,475,369,758	$473,466,238	$6,238,946,189	$2,007,555,690	$3,852,061,789

Sales:
Non-Government	$33,568,649,945	$4,903,052,094	$5,539,468,975	$490,819,534	$1,169,975,624	$—	$2,263,646,871
Government	—	—	—	—	4,187,415,378	400,528,506	1,409,161,284

Total Sales	$33,568,649,945	$4,903,052,094	$5,539,468,975	$490,819,534	$5,357,391,002	$400,528,506	$3,672,808,155

108	2008 Semiannual Report ▪ College Retirement Equities Fund	College Retirement Equities Fund ▪ 2008 Semiannual Report	109

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	concluded

Note 4—line of credit

Each of the Accounts, except the Bond Market and Money Market Accounts, participate in a $1.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Investment Management, or an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating Account. Interest associated with any borrowing under the facility is charged to the Accounts at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. The Accounts are not liable for borrowings under the facility by affiliated accounts or mutual funds. For the six months ended June 30, 2008, there were no borrowings under this credit facility by the Accounts.

Note 5—new accounting pronouncement

In March 2008, FASB issued Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133” (“SFAS 161”). SFAS 161 requires enhanced disclosures about an account’s derivative and hedging activities thereby improving the transparency of the financial reporting. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the financial statements.

110	2008 Semiannual Report ▪ College Retirement Equities Fund

BOARD APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT

The Board of Trustees of CREF (the “Board” or the “Trustees”) is responsible for overseeing CREF’s corporate policies and for adhering to fiduciary standards under the Investment Company Act of 1940, as amended (the “1940 Act”), and other applicable laws. Among its duties, the Board is responsible for determining annually whether to renew the investment management agreement (the “Agreement”) between each CREF Account and TIAA-CREF Investment Management, LLC (“TCIM”). Under the Agreement, TCIM is responsible for providing investment management services for each Account.

Most investment companies that are registered under the 1940 Act enter into investment management agreements that are subject to Section 15(c) of the 1940 Act. This provision provides in part that, after an initial period, an investment advisory agreement with a registered investment company will remain in effect only if its board of directors or trustees annually renews that agreement. CREF’s Agreement with TCIM is not subject to this requirement due to its unique “at cost” structure under which TCIM provides services to CREF on an at-cost basis. Nevertheless, the Board determined that it would conduct an annual review of the Agreement, as described below, in a manner generally consistent with relevant 1940 Act requirements.

OVERVIEW OF THE RENEWAL PROCESS

The Board held a meeting on April 2, 2008, at which it considered the annual renewal of the Agreement using its previously-established process. As part of that process, the Board delegated certain duties to its Operations Committee. Among these duties, the Operations Committee works with management and legal counsel to the Trustees to develop additional guidelines and specific requests relating to the types of information to be provided to the Committee and to all Trustees in connection with the proposed contract renewals, and then to help evaluate the information provided in response to those guidelines. During a series of meetings held prior to April 2, 2008, the Operations Committee reviewed such guidelines and requests in consultation with management representatives and input from other Trustees and legal counsel to the Trustees and legal counsel to management, and then evaluated the information produced in accordance with those guidelines.

During these meetings, the Operations Committee also reviewed the type of costs reimbursable under the Agreement for services provided by TCIM pursuant to the Agreement. The Committee requested on behalf of the Board, and management provided, assurance that the costs charged to the Accounts for the most recent fiscal year were of the types for which reimbursement is authorized under the Agreement.

Among other matters, the Operations Committee reviewed guidelines it had developed regarding reports to be provided to all Trustees with respect to each Account by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a

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BOARD APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT

leading source of independent data used by independent directors and trustees of investment companies during their annual advisory contract renewal processes.

As a result of instructions by the Operations Committee on behalf of the Board, Lipper produced, among other information, extensive performance and expense comparison data regarding each Account, including data relating to each Account’s management costs, total expense ratios, short-term and long-term investment performance and, as applicable, brokerage commission costs and portfolio turnover rates. Lipper also compared much of this data for each Account against a universe of investment companies and against a more selective peer group of mutual funds underlying variable insurance products with similar investment objectives and strategies and, in the case of the investment performance data, against one or more appropriate broad-based benchmark indices. In each case, Lipper summarized the methodologies employed by it to provide the data contained in its reports. In addition, Lipper represented to the Board that its reports were designed specifically to provide the Board with the cost, expense and performance information that is necessary to help the Board comply with standards established by Section 15 of the 1940 Act.

In advance of the Board meeting held on April 2, 2008, independent legal counsel for the Trustees requested on behalf of the Board, and TCIM provided, extensive information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Account. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to each Account’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, and a narrative analysis of each Account’s performance relative to its applicable benchmarks and peer groups, together with an explanation of any special events that had a material impact on performance during the prior year; (2) a comparison of each Account’s costs under the Agreement as compared to any other comparable accounts managed by TCIM or its affiliates, if any; (3) any “fall-out” benefits that accrued to TCIM or its affiliates due to their relationship with the Accounts aside from TCIM’s direct fee payments pursuant to the Agreement; (4) information regarding TCIM’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, disaster recovery plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of interest confronted by TCIM in connection with rendering services to the Accounts; (5) a copy of the Agreement and certain related service agreements between the Accounts and affiliates of TCIM; (6) a copy of TCIM’s SEC Form ADV registration statement (which was presented to the Trustees’ counsel only); and (7) proposed narrative explanations of reasons why the Board should renew the Agreement for each Account.

112	2008 Semiannual Report ▪ College Retirement Equities Fund

continued

In considering whether to renew the Agreement for each Account, the Board, with assistance from its Operations Committee, reviewed various factors with respect to each Account, including: (1) the nature, extent and quality of services provided by TCIM to each Account; (2) the investment performance of each Account; (3) the costs of the services provided to each Account by TCIM and its affiliates; (4) comparisons of services and fees with contracts entered into by TCIM with other clients, if any; and (5) any other benefits derived or anticipated to be derived by TCIM or its affiliates from their relationship with CREF. As a general matter, the Trustees viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement for each Account.

In reaching its decisions regarding the renewal of each Fund’s Agreement, the Board took into account the information described above, other information provided to the Board in connection with this process, and relevant information provided to the Board and to its Committees on an ongoing basis in connection with the Board’s general oversight duties with respect to CREF. In addition, the Board received and considered information from Kirkpatrick & Lockhart Preston Gates Ellis LLP, its independent legal counsel, as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the Board considered the Agreement for each Account at the same meeting on April 2, 2008, the Board received and considered Account-specific information on an Account-by-Account basis and made its renewal determinations on an Account-by-Account basis. In deciding whether to renew the Agreement for each Account, each Trustee may have accorded different weight to different factors and, thus, each Trustee may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Account.

At its meeting on April 2, 2008, the Board voted unanimously to renew the Agreement for each Account. Set forth below are the general factors the Board considered for all of the Accounts, followed by an outline of the specific factors the Board considered for each particular Account.

THE NATURE, EXTENT AND QUALITY OF SERVICES

The Board considered that TCIM is an experienced investment adviser and that it or its affiliates have managed the Accounts since their operations commenced. Under the Agreement, TCIM is responsible for: managing the assets of the Accounts, including conducting research, recommending investments and placing orders to buy and sell securities for the Accounts’ investment portfolios; active daily monitoring of the investment portfolios by various personnel with specific responsibility for the particular types of investments in question; and reporting on the investment performance of the Accounts to the Board on a regular basis. The Board considered that TCIM has carried out these responsibilities in a professional manner.

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BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

The Board also considered, among other factors, the performance of each Account, as discussed below. In the course of its review of the quality of TCIM’s services, the Board examined the investment performance of each Account and concluded that it was reasonable when compared with Account benchmarks and peer groups of mutual funds that underlie variable insurance products, and that, in the case of any underperforming Accounts, TCIM represented that it had taken or was planning to implement affirmative steps to enhance the investment performance. In addition, with respect to such underperforming Accounts, the Board discussed with management several alternative potential means for enhancing investment performance, including, for example, potential increases in the resources devoted to portfolio management activities and potential adjustments to the allocation of assets between quantitative and more active management styles.

The Board also considered the nature and quality of non-portfolio management services provided by TCIM and its affiliates. In this regard, the Board considered its ongoing efforts to review the performance of certain affiliated and unaffiliated CREF service providers, including improvements in services provided by those firms or outsourcing efforts to other firms.

INVESTMENT PERFORMANCE

The Board considered the investment performance of each Account, as applicable, over one-, two-, three-, four-, five- and ten-year periods. The Board also considered each Account’s performance as compared to its peer groups and benchmark indices. In this regard, the Board considered that most of the Accounts achieved performance that compares favorably to their benchmarks (after considering the effect of expenses incurred to operate the Accounts) and, with some exceptions, ranked in the top three performance quintiles versus their peer groups of mutual funds that underlie variable insurance products. (For additional detail regarding each Account’s performance, see the Account-by-Account synopsis below.) As noted above, the Board also considered that in those cases in which any Accounts had underperformed their benchmarks or peer groups of mutual funds that underlie variable insurance products, TCIM had taken reasonable remedial actions or represented that it was in the process of taking such actions, and the Board had identified additional potential remedial actions to be considered by management. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Account was reasonable. The Board also considered its ongoing efforts to review best execution and portfolio turnover practices of TCIM with respect to certain Accounts to assess whether those practices continue to be in the best interests of those Accounts.

COST AND PROFITABILITY

The Board considered the amounts charged by TCIM to each Account during 2007, including investment advisory costs paid to TCIM, expressed in dollar terms and as

114	2008 Semiannual Report ▪ College Retirement Equities Fund

continued

a percentage of assets, as well as a reconciliation and analysis of those expenses. The Board considered that TCIM charges expenses “at cost” and these charges are adjusted quarterly to reflect the actual expenses incurred with respect to each Account during the most recent quarter. The Board also considered the rationale for TCIM’s anticipated costs in providing services to CREF and considered whether these anticipated costs are reasonable in relation to the nature and quality of the services provided by TCIM. The Board did not consider the profitability of TCIM’s services to each Account because TCIM provides its services on an at cost basis under the arrangement outlined in the Agreement.

Among other considerations, the Board acknowledged the reasonableness of permitting payments to TCIM that are reasonably needed for TCIM to maintain and improve the quality of services provided to CREF. In this connection, the Board noted its ongoing efforts to examine the level of personnel and other resources available to portfolio management functions so as to assess whether sufficient resources are being devoted to these functions. The Board also considered the reasons for increases in Account expenses that were unrelated to direct portfolio management services.

FEES CHARGED BY OTHER ADVISERS

The Board considered information regarding fees paid to other advisers for managing similar funds that underlie variable insurance products, as analyzed by Lipper. The Board determined that the anticipated management expenses charged to the Accounts under CREF’s at cost arrangement were lower than the management fee rates charged by many or most comparable mutual funds that underlie variable insurance products. Based on all factors considered, the Board determined that the anticipated expenses for each Account under the at cost arrangement were reasonable in relation to those charged by appropriate groups of comparable mutual funds that underlie variable insurance products.

ECONOMIES OF SCALE

The Board considered that certain economies of scale are already integrated into each Account’s cost structure due to the “at cost” arrangement pursuant to which TCIM renders investment advisory services to CREF. The Board also considered that, in certain circumstances, an increase in CREF assets can result in additional expenses being allocated to CREF pursuant to the cost allocation methodologies that are used to calculate payments to be made by CREF pursuant to the at cost arrangement.

FEE COMPARISON WITH CLIENTS OF AFFILIATED INVESTMENT ADVISERS

The Board considered that CREF is the only client of TCIM and, thus, TCIM has no comparable client accounts. The Board also considered information regarding portfolios managed by Teachers Advisors, Inc. (“TAI”), TCIM’s affiliated

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BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENT

investment adviser which provides advisory services to other affiliated investment companies. The Board considered that TAI is a for-profit company and, as a result, it renders services to comparable accounts at higher fee rates than the costs charged by TCIM to CREF. In addition, the Board considered that TCIM and its affiliates render somewhat different services to CREF as compared to services rendered by TAI and its affiliates regarding the portfolios that TAI manages.

OTHER BENEFITS

The Board also considered additional benefits to the Accounts and to TCIM and its affiliates arising from the Agreement. For example, TCIM and its affiliates may benefit from the advisory relationship with the Accounts to the extent this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. Also, certain Accounts managed by TCIM are managed in the same manner and by the same personnel as certain of the other affiliated TIAA-CREF mutual funds, resulting in certain economies of scale.

ACCOUNT-BY-ACCOUNT FACTORS

The Trustees considered the following specific factors (among others) during their determination to renew the Agreement with respect to each Account. If an Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Lipper. All periods referenced below end as of December 31, 2007. Under the Morningstar rating system, 5 stars is the highest rating category and 1 star is the lowest rating category.

CREF STOCK ACCOUNT

•

The Account is operated as an at cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are currently expected to be 0.125% of average daily net assets for 2008.

•

The Account’s pro forma management costs (including investment management and net administrative expenses) and total expenses were in the 1st quintile of the group of comparable funds selected by Lipper for expense comparison purposes (“Expense Group”) and the universe of comparable funds identified by Lipper for expense comparison purposes (“Expense Universe”).

•

For the one-, two-, three- and five-year periods, the Account was in the 2nd quintile of the group of comparable funds selected by Lipper for performance comparison purposes (“Performance Group”) and was in the 4th quintile of its Performance Group for the ten-year period.

•	For the one-, three-, four- and five-year periods, the Account was in the 2nd quintile of the universe of comparable funds identified by Lipper for expense

116	2008 Semiannual Report ▪ College Retirement Equities Fund

continued

comparison purposes (“Performance Universe”) and was in the 3rd quintile of its Performance Group for the ten-year period.

•	The Account received an Overall Morningstar Rating of 4 stars.

CREF GLOBAL EQUITIES ACCOUNT

•	The Account is operated as an at cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are currently expected to be 0.18% of average daily net assets for 2008.
•	The Account’s pro forma management costs (including investment management and net administrative expenses) and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-year period, the Account was in the 2nd quintile of its Performance Universe.
•	For the two-, three-, four- and five-year periods, the Account was in the 3rd quintile of its Performance Universe.
•	The Account received an Overall Morningstar Rating of 3 stars.
•	TCIM adopted a team management approach for this Account following the departure from TCIMF of the lead portfolio manager.

CREF GROWTH ACCOUNT

•	The Account is operated as an at cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are currently expected to be 0.16% of average daily net assets for 2008.
•	The Account’s pro forma management costs (including investment management and net administrative expenses) and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one-, two-, three-, four-, and five-year periods, the Account was in the 1st, 2nd, 2nd, 4th and 4th quintile, respectively, of its Performance Group.
•	For the one-, two-, three-, four-, five- and ten-year periods, the Account was in the 2nd, 2nd, 3rd, 4th, 3rd and 5th quintile, respectively, of its Performance Universe.
•	The Account received an Overall Morningstar Rating of 3 stars.
•

Susan Hirsch assumed the role of lead manager and Andrea Mitroff was added to the portfolio management team following the departure of Greg Luttrell from TCIM. In addition, the Account was restructured so as to increase the proportion of the Account’s assets to be managed based on index weightings.

CREF EQUITY INDEX ACCOUNT

•

The Account is operated as an at cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are currently expected to be 0.075% of average daily net assets for 2008.

•	The Account’s pro forma management costs (including investment management and net administrative expenses) were in the 3rd quintile of its Expense Group

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BOARD APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT

and Expense Universe and the Account’s total expenses are in the 2nd quintile of its Expense Group and Expense Universe.

•	For the one-, two- and three-year periods, the Account was in the 2nd quintile of its Performance Group and the 3rd quintile of its Performance Universe.
•	For the four- and ten-year periods, the Account was in the 4th quintile of its Performance Universe.
•	The Account received an Overall Morningstar Rating of 4 stars.

CREF SOCIAL CHOICE ACCOUNT

•	The Account is operated as an at cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are currently expected to be 0.09% of average daily net assets for 2008.
•	The Account’s pro forma management costs (including investment management and net administrative expenses) and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one- and three-year periods, the Account was in the 2nd quintile of its Performance Group; and for the two- and four-year periods, it was in the 5th quintile of its Performance Group.
•

For the one- and four-year periods, the Account was in the 4th quintile of its Performance Universe; and for the three-, five- and ten-year periods, it was in the 3rd quintile of its Performance Universe.

•	The Account received an Overall Morningstar Rating of 3 stars.
•	In 2007, TCIM was authorized to increase the Account’s exposure to international securities by investing up to 13% of the Account’s assets in such securities effective during 2008.

CREF INFLATION-LINKED BOND ACCOUNT

•	The Account is operated as an at cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are currently expected to be 0.11% of average daily net assets for 2008.
•	The Account’s pro forma management costs (including investment management and net administrative expenses) and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one- and two-year periods, the Account was in the 1st and 2nd quintile, respectively, of its Performance Group and Performance Universe.
•	For the four-, five- and ten-year periods, the Account was in the 1st quintile of its Performance Universe.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF BOND MARKET ACCOUNT

•	The Account is operated as an at cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are currently expected to be 0.11% of average daily net assets for 2008.

118	2008 Semiannual Report ▪ College Retirement Equities Fund

concluded

•	The Account’s pro forma management costs (including investment management and net administrative expenses) and total expenses were in the 1st quintile of its Expense Group and Expense Universe.
•	For the one- and two-year periods, the Account was in the 2nd quintile of its Performance Group and in the 3rd quintile of its Performance Group for the three- and four-year periods.
•	For the one-, two-, three-, four-, five- and ten-year periods, the Account was in the 3rd quintile of its Performance Universe.
•	The Account received an Overall Morningstar Rating of 3 stars.

CREF MONEY MARKET ACCOUNT

•

The Account is operated as an at cost arrangement, with no profits to TCIM. The Account’s pro forma investment management costs are currently expected to be 0.065% of average daily net assets for 2008.

•

The Account’s pro forma management costs (including investment management and net administrative expenses) were in the 3rd quintile of its Expense Group and Expense Universe and the Account’s total expenses are in the 2nd quintile of its Expense Group and Expense Universe.

•	For the one-, two-, three-, four- and five-year periods, the Account was in the 2nd quintile of its Performance Group.
•	For the one- and two-year periods, the Account was in 2nd quintile of its Performance Universe and in the 1st quintile of its Performance Universe for the three-, four-, five- and ten-year periods
•	Money market funds are not rated by Morningstar.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement with respect to each Account.

College Retirement Equities Fund ▪ 2008 Semiannual Report	119

[This page intentionally left blank.]

HOW TO REACH US

TIAA-CREF WEBSITE

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

www.tiaa-cref.org

24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

TELEPHONE COUNSELING CENTER

Retirement saving and planning, income options and payments, and tax reporting

800 842-2776

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

PLANNING AND SERVICE CENTER

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. ET, Monday–Friday

INSURANCE PLANNING CENTER

After-tax annuities and life insurance

877 825-0411

8 a.m. to 8 p.m. ET, Monday–Friday

FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS

800 842-2755

8 a.m. to 10 p.m. ET, Monday–Friday

9 a.m. to 6 p.m. ET, Saturday

TIAA-CREF BROKERAGE SERVICES

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. ET, Monday–Friday

TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. ET, Monday–Friday

ADVISOR SERVICES

888 842-0318

8 a.m. to 7:30 p.m. ET, Monday–Friday

For historical and current performance information for CREF variable annuity accounts, for the TIAA Real Estate Account, or for any of our products, visit our website at www.tiaa-cref.org, or call 800 842-2776. A Form 10-K Annual Report and Form 10-Q Quarterly Reports for the TIAA Real Estate Account are available on request.

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. Please call 877 518-9161, or visit www.tiaa-cref.org, for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed. TIAA-CREF Individual & Institutional Services, LLC and Teachers Personal Investors Services, Inc., members FINRA/SIPC, distribute securities products. TIAA-CREF Investment Management, LLC serves as investment manager to CREF. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Trust Company, FSB provides trust services.

©2008 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF),

New York, NY 10017-3206

730 Third Avenue

New York, NY 10017-3206

Printed on recycled paper	A10939 (8/08)
C41960

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2008

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

GOVERNMENT BONDS - 0.00% **

U.S. TREASURY SECURITIES - 0.00%
$ 325,000		United States Treasury Note	5.000%	02/15/11	$343
		TOTAL U.S. TREASURY SECURITIES			343

		TOTAL GOVERNMENT BONDS			343
		(Cost $322)

SHARES

MUTUAL FUNDS - 0.24%
400,000	e	Financial Select Sector SPDR Fund			8,104
1,598,400	a,m,v*	First NIS Regional Fund SICAV			16
500,000	e	iShares MSCI Canada Index Fund			16,620
830,000	e	iShares MSCI EAFE Index Fund			57,021
1,888,440		iShares MSCI Japan Index Fund			23,568
368,000	e	iShares Russell 2000 Index Fund			25,403
41,943	*	LMS Capital plc			58
1,180,000	e	SPDR Trust Series 1			151,016
		TOTAL MUTUAL FUNDS			281,806
		(Cost $333,941)

PREFERRED STOCKS - 0.05%

CHEMICALS AND ALLIED PRODUCTS - 0.00% **
886		Inverness Medical Innovations, Inc			210
		TOTAL CHEMICALS AND ALLIED PRODUCTS			210

COMMUNICATIONS - 0.00% **
120,277	e	ProSiebenSat.1 Media AG.			1,202
		TOTAL COMMUNICATIONS			1,202

INSTRUMENTS AND RELATED PRODUCTS - 0.01%
43,423		Fresenius SE			3,752
		TOTAL INSTRUMENTS AND RELATED PRODUCTS			3,752

REAL ESTATE - 0.00% **
9,247,920	m,v*	Ayala Land, Inc			21
		TOTAL REAL ESTATE			21

TRANSPORTATION BY AIR - 0.00% **
4,533	*	Malaysian Airline System BHD			1
		TOTAL TRANSPORTATION BY AIR			1

TRANSPORTATION EQUIPMENT - 0.04%
303,846		Porsche AG.			46,786
		TOTAL TRANSPORTATION EQUIPMENT			46,786

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
		TOTAL PREFERRED STOCKS	$51,972
		(Cost $75,898)

COMMON STOCKS - 99.53%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.01%
7,520		Bureau Veritas S.A.	446
170,117		Centrais Eletricas Brasileiras S.A.	2,764
189,681		Centrais Eletricas Brasileiras S.A.	3,502
885	m,v*	Centrais Eletricas Brasileiras S.A.	-	^
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	6,712

AGRICULTURAL PRODUCTION-CROPS - 0.00% **
240,784	e*	Chiquita Brands International, Inc	3,653
7,300		Cresud S.A. (ADR)	108
17,176		Griffin Land & Nurseries, Inc	527
44,000		PT Gudang Garam Tbk	31
		TOTAL AGRICULTURAL PRODUCTION-CROPS	4,319

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
96,063	e	Cal-Maine Foods, Inc	3,169
724,218	e	Pilgrim's Pride Corp	9,408
2,024	e	Seaboard Corp	3,139
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	15,716

AGRICULTURAL SERVICES - 0.04%
92,362	e	AWB Ltd	213
25,500	e*	Black Earth Farming Ltd	192
62,985	e*	Cadiz, Inc	1,015
59,372		Calavo Growers, Inc	727
1,889,475	e	Chaoda Modern Agriculture	2,390
9,797		Hanfeng Evergreen, Inc	126
5,500	e	Hokuto Corp	133
412,263	e	Yara International ASA	36,409
		TOTAL AGRICULTURAL SERVICES	41,205

AMUSEMENT AND RECREATION SERVICES - 0.71%
33,723		888 Holdings plc	96
196	e	Accordia Golf Co Ltd	209
2,623,866	*	Activision, Inc	89,395
53,326		Arena Leisure plc	37
304,299	e	Aristocrat Leisure Ltd	1,869
7,200		Aruze Corp	213
347,152	*	Bally Technologies, Inc	11,734
683,000		Berjaya Sports Toto BHD	1,017
7,800		Betsson AB	91
7,845	e*	bwin Interactive Entertainment	218
2,654,000		China Travel International Inv HK	719
48,200		Churchill Downs, Inc	1,681
4,396	*	Codere S.A.	99
3,051		CTS Eventim AG.	122

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,396,866		Dore Holdings Ltd	$305
77,436	e	Dover Downs Gaming & Entertainment, Inc	497
22,623		Dover Motorsports, Inc	115
6,110	*	Euro Disney SCA	83
42		Fields Corp	74
3,609	*	Fiera Milano S.p.A.	35
15,000		Fuji Kyuko Co Ltd	56
19,050,959	e*	Galaxy Entertainment Group Ltd	12,380
6,285,000	*	Gallant Venture Ltd	3,270
11,995	*	GameLoft	56
1,908		GL Events	59
16,975		Great Canadian Gaming Corp	151
3,442	*	Groupe Partouche	40
12,699	*	Gruppo Coin S.p.A.	63
13,500	e	Heiwa Corp	143
91,462		IG Group Holdings plc	599
187,227		International Speedway Corp (Class A)	7,307
26,539		Intralot S.A.-Integrated Lottery Systems & Services	456
3,382,156		Ladbrokes plc	17,185
183,966	*	Leapfrog Enterprises, Inc	1,531
7,129,000		Leisure & Resorts World Corp	371
184,891	e*	Life Time Fitness, Inc	5,464
407,474	e*	Live Nation, Inc	4,311
19,352	e	Lottomatica S.p.A.	577
15,872		Luminar Group Holdings plc	84
279,068	e*	Marvel Entertainment, Inc	8,969
2,420	*	Meetic	56
500,000	e*	Melco PBL Entertainment Macau Ltd (ADR)	4,660
23,000	e	Mizuno Corp	134
1,348	e*	MTR Gaming Group, Inc	6
1,526	e*	Multimedia Games, Inc	7
8,493,900		NagaCorp Ltd	2,325
357,344		Nintendo Co Ltd	202,640
416,574		OPAP S.A.	14,575
37,600	e	Oriental Land Co Ltd	2,246
2,419	e	Pacific Golf Group International Holdings KK	2,419
16,039		Paddy Power plc	505
420	*	Parken Sport & Entertainment AS	114
44,443	*	PartyGaming plc	232
392,616	*	Penn National Gaming, Inc	12,623
688,139	e*	Pinnacle Entertainment, Inc	7,219
143,202	e	Publishing & Broadcasting Ltd	453
116,014		Rank Group plc	185
4,785,700		Resorts World BHD	3,815
27,143,800	*	Rexcapital Financial Holdings Ltd	2,719
152		Round One Corp	169
136,700	e	Sega Sammy Holdings, Inc	1,197
474,340	e*	Six Flags, Inc	545
5,100		SkiStar AB	73
347,452	e	Sky City Entertainment Group Ltd	810
15,769	e*	Snai S.p.A.	84
87,591	e	Speedway Motorsports, Inc	1,785
107,461	*	Sportingbet plc	73

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,178,987	e	TABCORP Holdings Ltd	$11,085
186,800		Tanjong plc	785
1,293,979	e	Tattersall's Ltd	2,919
50,000	e	Tokyo Dome Corp	235
90,322	e*	Town Sports International Holdings, Inc	844
2,789		Trigano S.A.	62
281	e	USJ Co Ltd	179
10,500	e	Valor Co Ltd	99
19,963	e*	Vocento S.A.	247
10,775,829		Walt Disney Co	336,206
461,968	e	Warner Music Group Corp	3,298
513,944	v*	Westwood One, Inc	622
101,972		William Hill plc	647
1,022,974	e*	WMS Industries, Inc	30,454
114,761	e	World Wrestling Entertainment, Inc	1,775
12,000		Yomiuri Land Co Ltd	39
7,300		Yoshimoto Kogyo Co Ltd	85
		TOTAL AMUSEMENT AND RECREATION SERVICES	822,931

APPAREL AND ACCESSORY STORES - 0.44%
375,897		Abercrombie & Fitch Co (Class A)	23,561
852		Adolfo Dominguez S.A.	19
476,186	*	Aeropostale, Inc	14,919
734,606		American Eagle Outfitters, Inc	10,013
660,650	*	AnnTaylor Stores Corp	15,829
25,089		Aoyama Trading Co Ltd	463
760,000	*	Apac Resources Ltd	86
190,399	e	Bebe Stores, Inc	1,830
2,187,000	e	Belle International Holdings Ltd	1,973
257,913	e	Brown Shoe Co, Inc	3,495
110,699	e	Buckle, Inc	5,062
642,969		Burberry Group plc	5,783
79,022	*	Cache, Inc	846
329,532	*	Carter's, Inc	4,554
202,837	e*	Casual Male Retail Group, Inc	619
209,233		Cato Corp (Class A)	2,979
2,343		Charles Voegele Holding AG.	183
185,730	*	Charlotte Russe Holding, Inc	3,299
676,758	e*	Charming Shoppes, Inc	3,106
1,006,619	*	Chico's FAS, Inc	5,406
135,924	*	Children's Place Retail Stores, Inc	4,907
6,700	e	Chiyoda Co Ltd	98
202,314	e	Christopher & Banks Corp	1,376
75,023	e*	Citi Trends, Inc	1,700
390,026	e*	Collective Brands, Inc	4,536
272,788	e*	Dress Barn, Inc	3,650
82,897	e*	DSW, Inc (Class A)	977
35,800	e	Fast Retailing Co Ltd	3,396
304,601	e	Finish Line, Inc (Class A)	2,650
577,671		Foot Locker, Inc	7,192
8,803		Forzani Group Ltd/The	128
189,607		Foschini Ltd	713
5,039,012		Gap, Inc	84,000

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
678,586	e	Giordano International Ltd	$278
106,000		Glorious Sun Enterprises Ltd	52
866,250	*	Hanesbrands, Inc	23,510
616,028	e	Hennes & Mauritz AB (B Shares)	33,235
4,090	e	Honeys Co Ltd	38
262,006	*	HOT Topic, Inc	1,417
56,061	e	Inditex S.A.	2,570
108,000		IT Ltd	27
509,396	e*	J Crew Group, Inc	16,815
154,217	e*	Jo-Ann Stores, Inc	3,552
105,753	e*	JOS A Bank Clothiers, Inc	2,829
40,202		Just Group Ltd	120
17,100		KappAhl Holding AB	116
1,732,678	*	Kohl's Corp	69,376
1,408,000	*	LeRoi Holdings Ltd	45
1,197,166		Limited Brands, Inc	20,172
8,881		Lotte Shopping Co Ltd	2,645
3,980		Macintosh Retail Group NV	87
200,394	*	New York & Co, Inc	1,830
14,800	e	Nishimatsuya Chain Co Ltd	132
994,622	e	Nordstrom, Inc	30,137
410,092	*	Pacific Sunwear Of California, Inc	3,498
850		Pal Co Ltd	10
998,500	e	Ports Design Ltd	2,864
13,772		Reitmans Canada Ltd	203
5,900	e	Right On Co Ltd	63
11,400	e	rnb Retail and Brands AB	30
1,098,114		Ross Stores, Inc	39,005
53,457	e*	Shoe Carnival, Inc	630
37,851		Specialty Fashion Group Ltd	31
53,462		Sports Direct International plc	96
242,700		Stage Stores, Inc	2,832
29,239		Syms Corp	398
155,261	e	Talbots, Inc	1,799
366,923		Truworths International Ltd	1,073
135,308	e*	Tween Brands, Inc	2,227
173,647	e*	Under Armour, Inc (Class A)	4,452
10,500	e	United Arrows Ltd	69
628,492	*	Urban Outfitters, Inc	19,603
651,449	e*	Wet Seal, Inc (Class A)	3,107
666,071		Woolworths Holdings Ltd	864
		TOTAL APPAREL AND ACCESSORY STORES	511,185

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
7,416	e	Aeffe S.p.A.	18
2,055,700	e	Asics Corp	22,468
43,000		Atsugi Co Ltd	59
21,074		Benetton Group S.p.A.	245
615,000	e	C C Land Holdings Ltd	383
108,000		China Ting Group Holdings Ltd	17
79,487	e	Columbia Sportswear Co	2,921
4,048	*	Companhia de Tecidos Norte de Minas - Coteminas	20
11,200	e	Daidoh Ltd	109

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
15,736,114	e	Debenhams plc	$13,972
12,000	e	Descente Ltd	64
3,160	e*	Escada AG.	67
1,001		Gamma Holding NV	56
3,056		Gerry Weber International AG.	96
80,521	e*	G-III Apparel Group Ltd	994
440,202		Guess ?, Inc	16,486
284,861	e	Gunze Ltd	1,285
182,595	*	Gymboree Corp	7,317
16,051	e	Hermes International	2,520
4,138		Hugo Boss AG.	153
319,628		Jones Apparel Group, Inc	4,395
630,500	e	Li Ning Co Ltd	1,461
19		Link Theory Holdings Co Ltd	31
367,766	e	Liz Claiborne, Inc	5,204
96,099	e*	Lululemon Athletica, Inc	2,793
170,797	e*	Maidenform Brands, Inc	2,306
3,699	e	Mariella Burani S.p.A.	90
229,414	e	Mitsubishi Rayon Co Ltd	724
11,000	e	New Wave Group AB (B Shares)	69
35,124		Nisshinbo Industries, Inc	418
312,400	e	Onward Kashiyama Co Ltd	3,285
303,721		Phillips-Van Heusen Corp	11,122
435,285	e	Polo Ralph Lauren Corp	27,327
759,657	*	Quiksilver, Inc	7,460
12,000	*	Renown, Inc	32
3,900	e	Sanei-International Co Ltd	61
27,000	e	Sanyo Shokai Ltd	140
36,700		Shimamura Co Ltd	2,263
64,500		Stella International Holdings Ltd	116
7,768		Ten Cate NV	276
28,394		Tokyo Style Co Ltd	255
244,197	e	Toyobo Co Ltd	481
83,161	e*	True Religion Apparel, Inc	2,216
488,964		VF Corp	34,804
43,428	e	Wacoal Holdings Corp	519
265,134	*	Warnaco Group, Inc	11,684
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	188,782

AUTO REPAIR, SERVICES AND PARKING - 0.08%
450,813		Aisin Seiki Co Ltd	14,809
56,075	e*	Amerco, Inc	2,674
57,500	*	Avis Europe plc	25
20,159		Dechra Pharmaceuticals plc	169
133,260	e*	Dollar Thrifty Automotive Group, Inc	1,259
451,742	e*	Exide Technologies	7,571
88,426	*	Federal Mogul Corp (Class A)	1,426
17,022		Genus plc	271
6,000	e	Haldex AB	90
36,997		Helphire plc	116
1,755,990	*	Hertz Global Holdings, Inc	16,858
31,000		Ichikoh Industries Ltd	73
42,000	e	Kayaba Industry Co Ltd	183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
27,000		Koito Manufacturing Co Ltd	$375
85,300		Localiza Rent A CAR	942
86,666	e*	Midas, Inc	1,170
95,902		Monro Muffler, Inc	1,486
208,829	e	NOK Corp	3,323
19,700		Northgate plc	138
25,600	e	Park24 Co Ltd	155
225,564		Ryder System, Inc	15,537
2,577		Sixt AG.	102
3,411		Sixt AG.	118
94,650	e	Standard Chartered plc	2,800
107,521	*	Standard Parking Corp	1,957
103,629	e	Sumitomo Rubber Industries, Inc	775
3,042,653	e	T RAD Co Ltd	15,824
217,867	*	Wright Express Corp	5,403
70,000		Yokohama Rubber Co Ltd	330
		TOTAL AUTO REPAIR, SERVICES AND PARKING	95,959

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
687,205		Advance Auto Parts	26,684
52,033	*	America's Car-Mart, Inc	932
177,337	e	Asbury Automotive Group, Inc	2,279
512,877	e*	Autonation, Inc	5,139
418,440	*	Autozone, Inc	50,635
3,700		Bilia AB (A Shares)	27
9,979		Brembo S.p.A.	103
95,598	e	Canadian Tire Corp Ltd	4,959
880,616	e*	Carmax, Inc	12,496
315,980	*	Copart, Inc	13,530
235,880	e*	CSK Auto Corp	2,472
331,000	e	Fuji Heavy Industries Ltd	1,624
1,520	e	Gulliver International Co Ltd	40
55,201		Halfords Group plc	295
1,752,668		Inchcape plc	11,094
851	e	Lithia Motors, Inc (Class A)	4
55,686		Lookers plc	84
86,134	e*	MarineMax, Inc	618
55,055		MOL Hungarian Oil and Gas plc	7,413
32,000		Nippon Sharyo Ltd	77
28,000		Nissan Shatai Co Ltd	220
9,600	e	Nissin Kogyo Co Ltd	146
440,657	*	O'Reilly Automotive, Inc	9,849
281,753		Pendragon plc	84
185,139	e	Penske Auto Group, Inc	2,729
1,834		Rodriguez Group	27
192,736	e*	Rush Enterprises, Inc (Class A)	2,315
157,878	e	Sonic Automotive, Inc (Class A)	2,035
6,623		Super Group Ltd	4
508,153	e	Suzuki Motor Corp	12,035
44,000	e	Toyo Tire & Rubber Co Ltd	140
740	e*	TravelCenters of America LLC	2
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	170,091

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.37%
386,000	e	Anhui Conch Cement Co Ltd	$2,586
91,857	e*	Builders FirstSource, Inc	488
401,167	e*	Central Garden and Pet Co (Class A)	1,645
3,000		Dalhoff Larsen & Horneman AS (Class B)	44
22,000		DCM Japan Holdings Co Ltd	158
586,397	e	Fastenal Co	25,309
58,260		Grafton Group plc	338
8,765,888		Home Depot, Inc	205,297
11,500	e	Keiyo Co Ltd	55
881,757		Kingfisher plc	1,955
9,064,438		Lowe's Cos, Inc	188,087
49,815	*	Lumber Liquidators, Inc	648
19,000	e	Nice Holdings, Inc	42
24,000	e	Nichias Corp	74
5,100		Nichiha Corp	45
15,442	e	Praktiker Bau- und Heimwerkermaerkte AG.	326
44,574		RONA Inc	537
64,000		Sankyo-Tateyama Holdings, Inc	75
10,000		Takiron Co Ltd	28
329,394		Travis Perkins plc	3,511
9,000		Wood One Co Ltd	51
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	431,299

BUSINESS SERVICES - 5.88%
2,376,535	*	3Com Corp	5,038
75,479	e*	3D Systems Corp	717
273,566	e	Aaron Rents, Inc	6,109
254,182		ABM Industries, Inc	5,656
10,054		Absolute Software Corp	103
1,600	e*	Acacia Research (Acacia Technologies)	7
3,977,040		Accenture Ltd (Class A)	161,945
63	e*	Access Co Ltd	113
7,530	e	Acciona S.A.	1,780
195,692	e*	ACI Worldwide, Inc	3,442
8	*	Acrodea, Inc	18
354,094	*	Actuate Corp	1,385
424,858		Acxiom Corp	4,882
108,597	e	Adecco S.A.	5,368
136,402		Administaff, Inc	3,804
4,109,237	*	Adobe Systems, Inc	161,863
116,857	e*	Advent Software, Inc	4,216
266,442		Aegis Group plc	569
4,400	e	Aeon Delight Co Ltd	90
1,306,492	*	Affiliated Computer Services, Inc (Class A)	69,884
75,106		Aggreko plc	1,093
288,040	e	Aircastle Ltd	2,422
65,295	*	AirMedia Group, Inc (ADR)	943
708,936	*	Akamai Technologies, Inc	24,664
369,392	*	Alliance Data Systems Corp	20,889
111,647	e	Alpha Systems, Inc	2,790
23,232	e*	Altran Technologies S.A.	196
23,232	e*	Altran Technologies S.A.	4

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
881,073	*	Amdocs Ltd	$25,921
218,904	e*	American Reprographics Co	3,645
114,881		American Software, Inc (Class A)	648
217,051	*	AMN Healthcare Services, Inc	3,673
91,509		Anite plc	78
111,840	*	Ansoft Corp	4,071
360,218	*	Ansys, Inc	16,973
151,419	e	Arbitron, Inc	7,192
12,678	e*	ArcSight, Inc	112
501,221	e*	Ariba, Inc	7,373
885,633	e*	Art Technology Group, Inc	2,834
12,854	e	Asatsu-DK, Inc	356
39,590		Asseco Poland S.A.	1,058
70,598	e	Asset Acceptance Capital Corp	863
108,978	*	athenahealth, Inc	3,352
56,287	e	Atos Origin S.A.	3,101
1,468,197	*	Autodesk, Inc	49,640
2,587,689		Automatic Data Processing, Inc	108,424
1,255,983	*	Autonomy Corp plc	22,514
186,740	e	Autostrade S.p.A.	5,640
273,413		Aveva Group plc	8,351
637,208	*	Avis Budget Group, Inc	5,333
279,488	*	Avocent Corp	5,198
13,420		Axon Group plc	121
50,803		B2W Companhia Global Do Varejo	1,860
61,306	e*	Bankrate, Inc	2,395
1,283,185	e,v*	BearingPoint, Inc	1,052
3,311		Bechtle AG.	93
91,862	*	BGC Partners, Inc (Class A)	694
247,542		Blackbaud, Inc	5,297
161,181	*	Blackboard, Inc	6,162
182,674	e*	Blue Coat Systems, Inc	2,578
1,109,971	*	BMC Software, Inc	39,959
4,694	e*	Borland Software Corp	6
113,399	*	Bottomline Technologies, Inc	1,103
341,164	e*	BPZ Energy, Inc	10,030
307,715		Brady Corp (Class A)	10,625
190,704		Brink's Co	12,476
2,675		Brunel International	60
22,747	*	Bull S.A.	82
1,807,816		CA, Inc	41,742
24,996		Cabcharge Australia Ltd	196
221,387	*	CACI International, Inc (Class A)	10,133
1,151,402	*	Cadence Design Systems, Inc	11,629
39,913	*	CAI International, Inc	694
152,806	*	Callidus Software, Inc	764
35,230	e	Cam Finanziaria S.p.A.	40
184,400	e	Capcom Co Ltd	5,390
75,184	*	Capella Education Co	4,485
507,966	e*	Cavium Networks, Inc	10,667
254,314	e*	CBIZ, Inc	2,022
1,598		Cegid Group	48
7,000		Century Leasing System, Inc	75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
270,868	e*	Cerner Corp	$12,238
544,026	*	CGI Group, Inc	5,421
420,350	*	Check Point Software Technologies	9,950
1,292,000	*	China LotSynergy Holdings Ltd	50
290,692	*	ChoicePoint, Inc	14,011
174,055	*	Chordiant Software, Inc	870
353,941	*	Ciber, Inc	2,198
49,300		Cintra Concesiones de Infraestructuras de Transporte S.A.	550
771,871	*	Citrix Systems, Inc	22,701
38,591	e*	Clayton Holdings, Inc	230
159,955	e*	Clear Channel Outdoor Holdings, Inc (Class A)	2,852
54,794	*	Clinical Data, Inc	782
299,358	*	CMGI, Inc	3,173
285,403	e*	Cogent Communications Group, Inc	3,824
264,840	e*	Cogent, Inc	3,011
246,554	e	Cognex Corp	5,683
1,289,810	*	Cognizant Technology Solutions Corp (Class A)	41,932
4,637		ComBOTS AG.	70
259,997	*	Commvault Systems, Inc	4,326
141,717		Compass Diversified Trust	1,620
76,265	e*	Compellent Technologies, Inc	865
48,622		Computacenter plc	116
47,162		Computer Programs & Systems, Inc	817
1,259,359	*	Computer Sciences Corp	58,988
1,106,959		Computershare Ltd	9,757
1,363,974	*	Compuware Corp	13,012
132,096	*	COMSYS IT Partners, Inc	1,205
244,716	e*	Concur Technologies, Inc	8,132
32,473		Connaught plc	273
108,370	e*	Constant Contact, Inc	2,043
702,650	*	Convergys Corp	10,441
978,000		COSCO Pacific Ltd	1,606
103,126	e*	CoStar Group, Inc	4,584
9,117		CPL Resources plc	28
7,464		Cramo Oyj	123
3,781		CryptoLogic Ltd	55
122,000		CSE Global Ltd	95
285,312	*	CSG Systems International, Inc	3,144
4,547	e	CSK Holdings Corp	90
165,284		Ctrip.com International Ltd (ADR)	7,567
140		CyberAgent, Inc	174
377,490	*	Cybersource Corp	6,315
18,637	e	Dassault Systemes S.A.	1,131
193,838	e*	Data Domain, Inc	4,522
227,563	e*	DealerTrack Holdings, Inc	3,211
67,923	e*	Deltek, Inc	515
310,058		Deluxe Corp	5,525
356	e	Dena Co Ltd	2,097
1,404	e	Dentsu, Inc	2,979
29,300		Detica Group plc	154
2,293		Devoteam S.A.	77
130,536	e*	Dice Holdings, Inc	1,078
106,542	*	Digimarc Corp	1,509

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
224,945	e*	Digital River, Inc	$8,678
106,014	*	DivX, Inc	778
122,125	*	Double-Take Software, Inc	1,678
210,777	e*	DST Systems, Inc	11,603
14,400		Duskin Co Ltd	249
948,568	e*	DynCorp International, Inc (Class A)	14,371
11,267	e	eAccess Ltd	5,803
655,741	e*	Earthlink, Inc	5,672
6,850,198	*	eBay, Inc	187,216
10,759	*	Ebix, Inc	836
158,482	e*	Echelon Corp	1,727
315,978	e*	Eclipsys Corp	5,801
1,040		Econtext, Inc	568
13,400		EDB Business Partner ASA	76
108,371		Electro Rent Corp	1,359
1,481,051	*	Electronic Arts, Inc	65,803
2,287,415		Electronic Data Systems Corp	56,362
96,647	e*	Elpida Memory, Inc	3,100
119,335	e	Emeco Holdings Ltd	122
21,000	*	Ementor ASA	140
1,600		Engineering Ingegneria Informatica S.p.A.	56
31	e	en-japan, Inc	52
365,944	*	Entrust, Inc	1,076
341,798	e*	Epicor Software Corp	2,362
190,263	e*	EPIQ Systems, Inc	2,702
593,107		Equifax, Inc	19,940
136,495	e*	Equinix, Inc	12,178
9,642		Euromoney Institutional Investor plc	64
448,935	e*	Evergreen Energy, Inc	781
2,676		Exact Holding NV	80
94,573	e*	ExlService Holdings, Inc	1,327
908,002	*	Expedia, Inc	16,689
1,677,648		Experian Group Ltd	12,408
342,750	e*	F5 Networks, Inc	9,741
204,272	e	Factset Research Systems, Inc	11,513
290,929	e	Fair Isaac Corp	6,043
184,464	e*	FalconStor Software, Inc	1,306
1,093	e	Fidec Corp	545
872,860		Fidelity National Information Services, Inc	32,217
8,298		Fidessa Group plc	142
2,742	e	Fimalac	190
60,935	e*	First Advantage Corp (Class A)	966
7,555	*	FirstService Corp	108
1,068,205	*	Fiserv, Inc	48,464
13,494		Fluidra S.A.	100
101,982	e*	Focus Media Holding Ltd (ADR)	2,827
83,303	*	Forrester Research, Inc	2,572
24,184		F-Secure Oyj	103
101,346		FTD Group, Inc	1,351
7,500	e	FUJI SOFT, Inc	132
2,448,990		Fujitsu Ltd	18,186
47		Fullcast Co Ltd	17
64		Future Architect, Inc	39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
21,197		Fuyo General Lease Co Ltd	$669
7,524		Garda World Security Corp	105
354,926	e*	Gartner, Inc	7,354
3,314	*	General de Alquiler de Maquinaria	76
145,276	*	Gerber Scientific, Inc	1,653
261,569	*	Getty Images, Inc	8,875
162,197	e	Gevity HR, Inc	873
234,201	e*	Global Cash Access, Inc	1,607
131,250	e*	Global Sources Ltd	1,992
68,399	*	Global Traffic Network, Inc	611
12,800	e	GMO internet, Inc	53
490	e	Goodwill Group, Inc	24
1,522,000	*	Google, Inc (Class A)	801,211
28	e	Gourmet Navigator, Inc	58
350,000	*	Gravity Co Ltd (ADR)	473
2,186		Grenkeleasing AG.	73
3,244,685		Group 4 Securicor plc	13,033
34,700	e	Gruppo Editoriale L'Espresso S.p.A.	85
51,608	*	Guidance Software, Inc	493
109,658	e*	H&E Equipment Services, Inc	1,318
242,901	*	Hackett Group, Inc	1,394
65,680	e	Hakuhodo DY Holdings, Inc	3,506
80,042	e	Havas S.A.	293
338,862		Hays plc	608
170,668		HCL Technologies Ltd	1,004
227,579	e	Healthcare Services Group	3,461
132,625	e	Heartland Payment Systems, Inc	3,130
109,001	e	Heidrick & Struggles International, Inc	3,013
285,000	*	Hi Sun Technology China Ltd	51
5,200		Hitachi Information Systems Ltd	121
4,600	e	Hitachi Systems & Services Ltd	80
710,233	e*	HLTH Corp	8,040
137,154	*	HMS Holdings Corp	2,945
81,372		Hogg Robinson Group plc	81
41,225	e*	HSW International, Inc	120
138,818	*	Hudson Highland Group, Inc	1,453
292,561	*	Hypercom Corp	1,287
83,718	e*	i2 Technologies, Inc	1,041
56,366	*	IBA Health Group Ltd	31
4,900		IBJ Leasing Co Ltd	88
38,408	e*	ICT Group, Inc	315
5,083	e	IDS Scheer AG.	60
198,295	e	IFIL - Investments S.p.A.	1,281
125,206	*	iGate Corp	1,018
180,494	*	IHS, Inc (Class A)	12,562
663	e	Imergent, Inc	8
1,539,491		IMS Health, Inc	35,870
111,000	*	Indofood Agri Resources Ltd	208
239,533	e	Indra Sistemas S.A.	6,210
246,238		infoGROUP, Inc	1,081
552,838	*	Informatica Corp	8,315
431,900	a	Information Development Co	2,762
226,441		Infospace, Inc	1,886

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
453,828		Infosys Technologies Ltd	$18,420
181,190		Infosys Technologies Ltd (ADR)	7,875
141,954	e*	Innerworkings, Inc	1,698
159,748		Innovation Group plc	49
768	e*	Innovative Solutions & Support, Inc	5
47,024	e	Integral Systems, Inc	1,820
58		Intelligence Ltd	43
16,201	a,e	Intelligent Wave, Inc	2,926
207,506		Interactive Data Corp	5,215
83,936	e*	Interactive Intelligence, Inc	977
273,056	e*	Internap Network Services Corp	1,278
113,997	*	Internet Brands, Inc	756
243,731	e*	Internet Capital Group, Inc	1,884
461	e	Internet Initiative Japan, Inc	1,705
3,038,456	*	Interpublic Group of Cos, Inc	26,131
306,311	*	Interwoven, Inc	3,679
1,336,068	*	Intuit, Inc	36,835
168,096	*	inVentiv Health, Inc	4,671
3,149	e*	Ipass, Inc	7
26,676	e	Iress Market Technology Ltd	160
822,163	*	Iron Mountain, Inc	21,828
632,529	*	IT Holdings Corp	12,718
60,495		ITE Group plc	203
413,885		Jack Henry & Associates, Inc	8,956
42,816	e	JC Decaux S.A.	1,085
238,207	*	JDA Software Group, Inc	4,312
174,429	e	JSR Corp	3,466
2,415,370	*	Juniper Networks, Inc	53,573
524	e	Kakaku.com, Inc	1,561
148,962		Kelly Services, Inc (Class A)	2,879
136,244	*	Kenexa Corp	2,567
91,266	e*	Keynote Systems, Inc	1,176
210,310	*	Kforce, Inc	1,786
795,442	*	Kinetic Concepts, Inc	31,746
480	e*	KK DaVinci Advisors	332
152,612	e*	Knot, Inc	1,493
68,010	e	Konami Corp	2,379
16,068		Kontron AG.	220
267,916	*	Korn/Ferry International	4,214
314,211	e*	Lamar Advertising Co (Class A)	11,321
20,465		Lavendon Group plc	101
692,310	*	Lawson Software, Inc	5,033
11,600	*	LBI International AB	39
139,591	e*	Limelight Networks, Inc	533
3,458	e*	Lionbridge Technologies	9
50,850	e*	Liquidity Services, Inc	586
1,157,178		LogicaCMG plc	2,478
44,135	*	LoJack Corp	351
65,763	e*	Longtop Financial Technologies Ltd (ADR)	1,089
9,686		MacDonald Dettwiler & Associates Ltd	359
372	e	Macromill, Inc	543
213,023	e*	Magma Design Automation, Inc	1,293
137,145	*	Manhattan Associates, Inc	3,254

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
495,512		Manpower, Inc	$28,859
133,237	*	Mantech International Corp (Class A)	6,411
129,190	e	Marchex, Inc (Class B)	1,592
439,528		Mastercard, Inc (Class A)	116,703
810,487	*	McAfee, Inc	27,581
11,300	e	Meitec Corp	320
490,956	*	Mentor Graphics Corp	7,757
695,024		Michael Page International plc	3,219
48,303		Micro Focus International plc	251
50,072,265		Microsoft Corp	1,377,488
66,724	*	MicroStrategy, Inc (Class A)	4,320
169,270	e*	Midway Games, Inc	372
135,108		Misys plc	400
239,196		Mitsubishi UFJ Lease & Finance Co Ltd	10,393
503	e*	Mixi Inc	3,171
312	e	Monex Beans Holdings, Inc	212
73,956	e*	Monotype Imaging Holdings, Inc	901
529,324	*	Monster Worldwide, Inc	10,909
9,686		Morgan Sindall plc	144
7,050	e	Moshi Moshi Hotline, Inc	179
607,093	e*	Move, Inc	1,415
589,969	*	MPS Group, Inc	6,271
210,864	e*	MSC.Software Corp	2,315
33,232	e	MYOB Ltd	38
419,764	*	NAVTEQ Corp	32,322
38,839	*	NCI, Inc (Class A)	889
678,334	*	NCR Corp	17,094
2,337,628		NEC Corp	12,274
6,700		NEC Fielding Ltd	85
8,000		NEC Networks & System Integration Corp	101
22,456	*	Neowiz Games Corp	611
226,652	*	Ness Technologies, Inc	2,294
244,182	e*	NetFlix, Inc	6,366
157,579	*	Netscout Systems, Inc	1,683
38,048	e*	NetSuite, Inc	779
1,446	e*	Network Equipment Technologies, Inc	5
32,578	*	NHN Corp	5,677
224,662		NIC, Inc	1,534
3,000		Nippon Kanzai Co Ltd	80
119,838		Nippon System Development Co Ltd	1,360
365,401		Nippon Systemware Co Ltd	1,769
4,200		Nishio Rent All Co Ltd	56
511,555		Nomura Research Institute Ltd	11,994
1,804,528	*	Novell, Inc	10,629
5,300		NS Solutions Corp	117
1,940	e	NTT Data Corp	7,595
721,889	*	Nuance Communications, Inc	11,312
1,600	e	OBIC Business Consultants Ltd	70
21,475	e	Obic Co Ltd	3,611
1,823,557		Omnicom Group, Inc	81,841
331,982	e*	Omniture, Inc	6,165
272,984	*	On Assignment, Inc	2,189
131,300	e*	Online Resources Corp	1,096

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
13,986	e*	Open Text Corp	$448
783,537	e*	OpenTV Corp (Class A)	1,026
68,927	*	Opnet Technologies, Inc	620
15	e	OPT, Inc	43
26,958,843	*	Oracle Corp	566,136
208,459	e	Oracle Corp Japan	8,499
9,800		Otsuka Corp	677
714,566	*	Parametric Technology Corp	11,912
68		Pasona Group, Inc	42
275,000		PCA Corp	2,464
119,983		PC-Tel, Inc	1,151
95,864		Pegasystems, Inc	1,290
116,855	*	PeopleSupport, Inc	993
178,129	e*	Perficient, Inc	1,721
521,048	*	Perot Systems Corp (Class A)	7,821
283,520	*	Phase Forward, Inc	5,095
17,346		Phoenix IT Group Ltd	103
163,006	*	Phoenix Technologies Ltd	1,793
268,000		Pico Far East Holdings Ltd	41
85,502	e*	Portfolio Recovery Associates, Inc	3,206
420,342	*	Premiere Global Services, Inc	6,129
259,520	*	Progress Software Corp	6,636
23,862	e	Promotora de Informaciones S.A.	254
68,359	*	PROS Holdings, Inc	768
5,751		Prosegur Cia de Seguridad S.A.	249
31,881	e*	Protection One, Inc	268
151,288		Public Power Corp	5,247
428,799	e	Publicis Groupe S.A.	13,835
623		PubliGroupe AG.	159
72,352	e	QAD, Inc	490
92,571	e	Quality Systems, Inc	2,710
459,605	*	Quest Software, Inc	6,807
139,645	*	Radiant Systems, Inc	1,498
159,112	e*	Radisys Corp	1,442
18,140	e	Rakuten, Inc	9,158
20,258		Ramirent Oyj	210
27,672	e	Randstad Holdings NV	963
237,293	e*	Raser Technologies, Inc	2,311
575,336	e*	RealNetworks, Inc	3,797
782,008	e*	Red Hat, Inc	16,180
205,546		Regus Group plc	330
48,038	e	Renaissance Learning, Inc	539
415,123	e*	Rent-A-Center, Inc	8,539
20,500	e	Rightmove plc	110
163,168	e*	RightNow Technologies, Inc	2,231
107,624	*	Riskmetrics Group Inc	2,114
107,631		Ritchie Bros Auctioneers, Inc	2,906
999,128		Robert Half International, Inc	23,949
223,235		Rollins, Inc	3,308
227,070	e*	RSC Holdings, Inc	2,103
371,030	*	S1 Corp	2,809
532		S1 Corp	32
1,596,839		Sage Group plc	6,611

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
999,164	*	Salesforce.com, Inc	$68,173
16,171	*	Sandvine Corp	22
996,552	e	SAP AG.	52,157
603,162	*	Sapient Corp	3,872
19,963	*	SDL plc	115
189,656		Secom Co Ltd	9,238
309,522	e*	Secure Computing Corp	1,281
87,585		Securitas AB (B Shares)	1,013
49,582	e	Seek Ltd	237
3,102	*	SeLoger.com	72
9,391		SGS S.A.	13,392
81,244	e*	SI International, Inc	1,701
1,375		SimCorp AS	248
845,000	e	Singapore Post Ltd	684
87		SJ Holdings, Inc	24
15,650		Skilled Group Ltd	45
155,866	e*	Smith Micro Software, Inc	888
765,425	e	Softbank Corp	12,907
5,848		Software AG.	355
15,000	e	Sohgo Security Services Co Ltd	182
130,241	e*	Sohu.com, Inc	9,174
82,086,511	e	Solomon Systech International Ltd	3,949
787		So-net Entertainment Corp	2,818
28	e	So-net M3, Inc	108
471,551	*	SonicWALL, Inc	3,042
1,217,683	e*	Sonus Networks, Inc	4,164
1,864		Sopra Group S.A.	146
565,618	e	Sorun Corp	4,015
352,602	e	Sotheby's	9,298
108,049	e*	Sourcefire, Inc	835
13,420		Speedy Hire plc	152
343,900	*	Spherion Corp	1,589
49,159	e	Spotless Group Ltd	122
146,662	*	SPSS, Inc	5,334
43,995	e	Square Enix Co Ltd	1,302
270,830	*	SRA International, Inc (Class A)	6,083
28,555		Sthree plc	91
119,938	e*	Stratasys, Inc	2,214
50,721	e	STW Communications Group Ltd	66
141,515	e*	SuccessFactors, Inc	1,550
3,176,827	*	Sun Microsystems, Inc	34,564
237,246	*	SupportSoft, Inc	771
2,024		Sword Group	62
5,681	*	SXC Health Solutions Corp	78
498,572	*	Sybase, Inc	14,668
6,947		Sygnity S.A.	71
175,873	*	SYKES Enterprises, Inc	3,317
5,230,392	*	Symantec Corp	101,208
125,438	e*	Synchronoss Technologies, Inc	1,133
1,790		Synergie S.A	54
103,344	e*	SYNNEX Corp	2,593
625,619	*	Synopsys, Inc	14,959
68,892	e	Syntel, Inc	2,323

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
230,080		Taiwan Secom Co Ltd	$437
12,256,402		Taiwan-Sogo Shinkong Security Corp	12,069
432,600	*	Take-Two Interactive Software, Inc	11,062
92,855		TAL International Group, Inc	2,112
121,309	e*	Taleo Corp (Class A)	2,376
161,781		Tata Consultancy Services Ltd	3,238
53,398	*	TechTarget, Inc	564
21,096	*	Telecity Group plc	112
229,474	*	TeleTech Holdings, Inc	4,580
308,684	e*	Temenos Group AG.	9,499
49	e	Tempstaff Co Ltd	43
840,336	e	Tencent Holdings Ltd	6,517
53,220	e	Textainer Group Holdings Ltd	1,039
111,501	e	TheStreet.com, Inc	726
364,790	e*	THQ, Inc	7,391
1,113,806	e*	TIBCO Software, Inc	8,521
39,014	e	Tietoenator Oyj	812
4,800		TKC	89
137,276	*	TNS, Inc	3,289
6,900	e	Tokyo Leasing Co Ltd	57
548,000	*	Tom Group Ltd	32
513,296	e	Tomra Systems ASA	3,401
704,066		Total System Services, Inc	15,644
6,450		TradeDoubler AB	109
156,573	e*	TradeStation Group, Inc	1,589
7,700	e	Trans Cosmos, Inc/Japan	71
29,703	e	Trend Micro, Inc	980
243,062	*	Trizetto Group, Inc	5,197
263,502	*	TrueBlue, Inc	3,481
9,110	*	UBISOFT Entertainment	797
133,952	*	Ultimate Software Group, Inc	4,773
57,997	e*	Unica Corp	466
1,435,819	*	Unisys Corp	5,671
139,787		United Internet AG.	2,754
512,947	e	United Online, Inc	5,145
502,695	*	United Rentals, Inc	9,858
15,023	e	USG People NV	272
66,707		USS Co Ltd	4,408
578,868	*	Valueclick, Inc	8,770
160,289	e*	Vasco Data Security International	1,688
54		VeriSign Japan KK	36
810,973	e*	VeriSign, Inc	30,655
127,984		Viad Corp	3,301
157,592	*	Vignette Corp	1,891
14,747	*	Virtusa Corp	149
3,051,084		Visa, Inc (Class A)	248,084
426,937	e*	VMware, Inc (Class A)	22,995
107,888	*	Vocus, Inc	3,471
76,928	e*	Volt Information Sciences, Inc	916
2,632,893		Waste Management, Inc	99,286
30,830	e*	WebMD Health Corp (Class A)	860
251,925	*	Websense, Inc	4,242
144,632	*	Website Pros, Inc	1,205

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
451,179	*	Wind River Systems, Inc	$4,913
16,073	e*	Wirecard AG.	206
101		Works Applications Co Ltd	128
32,135		Wotif.com Holdings Ltd	87
8,164,608		WPP Group plc	78,018
1,296	e	Yahoo! Japan Corp	499
8,040,037	*	Yahoo!, Inc	166,107
		TOTAL BUSINESS SERVICES	6,866,072

CHEMICALS AND ALLIED PRODUCTS - 9.64%
13,529,514		Abbott Laboratories	716,658
73,781	e,b,m,v*	Able Laboratories, Inc	-	^
8,056	*	Ablynx NV	56
29,152	*	Abraxis Bioscience, Inc	1,850
158,165	e*	Acadia Pharmaceuticals, Inc	584
38,731	*	Acambis plc	92
30,604		Accsys Technologies plc	135
177,718	e*	Acorda Therapeutics, Inc	5,834
94,769	*	Actelion Ltd	5,055
8,200	*	Active Biotech AB	54
14,609	*	Acura Pharmaceuticals, Inc	116
27,200		ADEKA Corp	223
273,642	*	Adolor Corp	1,500
297,225		Agrium, Inc	32,049
400,885	e	Air Liquide	52,777
1,327,399		Air Products & Chemicals, Inc	131,227
282,400		Air Water, Inc	3,329
1,880,787		Akzo Nobel NV	128,709
186,738		Alapis Holding Industrial and Commercial S.A.	512
164,254	*	Albany Molecular Research, Inc	2,180
411,420		Albemarle Corp	16,420
1,508,538		Alberto-Culver Co	39,629
207,690	e*	Alexion Pharmaceuticals, Inc	15,058
106,882	e*	Alexza Pharmaceuticals, Inc	421
28,225		Alfresa Holdings Corp	2,020
1,950	e	ALK-Abello AS	234
537,129	e*	Alkermes, Inc	6,639
260,419	e*	Allos Therapeutics, Inc	1,799
235,546	e*	Alnylam Pharmaceuticals, Inc	6,296
255,358	e*	Alpharma, Inc (Class A)	5,753
89,134	e*	AMAG Pharmaceuticals, Inc	3,039
363,698	*	American Oriental Bioengineering, Inc	3,590
101,894	e	American Vanguard Corp	1,253
7,095,698	*	Amgen, Inc	334,633
8,110	e*	Amicus Therapeutics, Inc	87
2,873		Amorepacific Corp	1,778
130		Amorepacific Corp	16
23	e*	AnGes MG, Inc	72
22,661	*	Angiotech Pharmaceuticals, Inc	68
24,551	*	Animal Health International, Inc	153
90,606	*	Antisoma plc	41
109,793	*	APP Pharmaceuticals, Inc	1,836
144,379		Arch Chemicals, Inc	4,786

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
55,345	*	Ardea Biosciences, Inc	$710
396,033	e*	Arena Pharmaceuticals, Inc	2,055
8,300	e	Arisawa Manufacturing Co Ltd	54
53,495	*	Ark Therapeutics Group plc	58
13,572		Arkema	762
298,064	e*	Arqule, Inc	969
244,670	e*	Array Biopharma, Inc	1,150
2,322,167		Asahi Kasei Corp	12,175
344,183		Aspen Pharmacare Holdings Ltd	1,396
986,389		Astellas Pharma, Inc	41,946
2,277,700		AstraZeneca plc	96,845
178,558		AstraZeneca plc (ADR)	7,594
5,588		Atrium Innovations Inc	88
3,200		Auriga Industries (Class B)	148
225,871	e*	Auxilium Pharmaceuticals, Inc	7,594
90,227	*	Avant Immunotherapeutics, Inc	1,314
190,184	e*	Aventine Renewable Energy Holdings, Inc	837
383,658		Avery Dennison Corp	16,854
5,447,168		Avon Products, Inc	196,207
1,043		Bachem Holding AG.	93
96,329	e	Balchem Corp	2,228
433,606	*	Barr Pharmaceuticals, Inc	19,547
1,536,766	e	BASF AG.	105,916
1,958	*	Basilea Pharmaceutica	318
26,763		Beiersdorf AG.	1,965
125,945	*	Bentley Pharmaceuticals, Inc	2,034
36,438	e*	Biodel, Inc	474
119,819	e*	BioForm Medical, Inc	484
1,629,340	*	Biogen Idec, Inc	91,064
414,312	*	BioMarin Pharmaceuticals, Inc	12,007
3,677	e	BioMerieux	422
62,514	e*	BioMimetic Therapeutics, Inc	745
1,116		Biotest AG.	96
1,725		Biotest AG.	145
278,760	e	Biovail Corp	2,715
3,901		Boiron S.A.	134
147,551		Braskem S.A.	1,174
10,135,951		Bristol-Myers Squibb Co	208,091
250,478		Cabot Corp	6,089
96,731	e*	Cadence Pharmaceuticals, Inc	589
213,963	e*	Calgon Carbon Corp	3,308
163,707	*	Cambrex Corp	961
77,183	e*	Caraco Pharmaceutical Laboratories Ltd	1,019
16,967	*	Cardiome Pharma Corp	148
1,574,081		Celanese Corp (Series A)	71,873
525,923	e*	Cell Genesys, Inc	1,367
365,894	e*	Cephalon, Inc	24,401
29,000		Cerebos Pacific Ltd	82
323,511		CF Industries Holdings, Inc	49,432
264,622	*	Charles River Laboratories International, Inc	16,915
361,239	e*	Chattem, Inc	23,499
9,051		Chemring Group plc	425
953,028		Chemtura Corp	5,566

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
26,874	*	China Precision Steel, Inc	$118
163,950	e	Christian Dior S.A.	16,841
75,170	e	Chugai Pharmaceutical Co Ltd	1,202
15,000	e	Chugoku Marine Paints Ltd	103
464,316		Church & Dwight Co, Inc	26,164
58,240		Ciba Specialty Chemicals AG.	1,677
293,605		Cipla Ltd	1,447
946,000	*	CK Life Sciences International Holdings, Inc	46
65,186		Clariant AG.	659
1,653,286		Clorox Co	86,302
120		CMIC Co Ltd	40
3,641,067		Colgate-Palmolive Co	251,598
280,972	*	Columbia Laboratories, Inc	927
87,422	*	Cougar Biotechnology, Inc	2,083
40,294		Croda International	511
7,985	*	CropEnergies AG.	38
17,663	*	Crucell NV	282
1,085,304	e	CSL Ltd	37,151
417,654	e*	Cubist Pharmaceuticals, Inc	7,459
202,486	e*	Cypress Bioscience, Inc	1,456
550,974		Cytec Industries, Inc	30,061
395,612	*	Cytokinetics, Inc	1,468
114,115	*	Cytori Therapeutics, Inc	739
21,000		Dai Nippon Toryo Co Ltd	28
314,470		Daicel Chemical Industries Ltd	1,771
871,012		Daiichi Sankyo Co Ltd	23,995
16,000		Dainichiseika Color & Chemicals Manufacturing Co Ltd	58
763,099		Dainippon Ink and Chemicals, Inc	2,214
97,000	e	Dainippon Sumitomo Pharma Co Ltd	785
7,000	e	Daiso Co Ltd	21
464,508	e*	Dendreon Corp	2,067
3,429	*	Devgen	66
6,644		DiaSorin S.p.A.	141
490,355	e*	Discovery Laboratories, Inc	809
84,162	*	Dov Pharmaceutical, Inc	3
5,578,434		Dow Chemical Co	194,743
113,781		Dr Reddy's Laboratories Ltd	1,777
579,515	e	DSM NV	33,966
5,138,286		Du Pont (E.I.) de Nemours & Co	220,381
342,786	e*	Durect Corp	1,258
2,900		Earth Chemical Co Ltd	75
397,921		Eastman Chemical Co	27,401
1,034,642		Ecolab, Inc	44,479
156,521	e	Eisai Co Ltd	5,529
478,546	*	Elan Corp plc	16,925
413,330	*	Elan Corp plc (ADR)	14,694
138,241		Elementis plc	215
4,364,966		Eli Lilly & Co	201,487
154,713	*	Elizabeth Arden, Inc	2,349
60,458	e*	Emergent Biosolutions, Inc	600
2,472		EMS-Chemie Holding AG.	342
124,282		Engro Chemical Pakistan Ltd	505
438,840	e*	Enzon Pharmaceuticals, Inc	3,125

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
13	e	EPS Co Ltd	$57
1,044		Eramet	1,032
506,636		Estee Lauder Cos (Class A)	23,533
505,640		Eternal Chemical Co Ltd	419
42,613	e	FAES FARMA S.A.	406
1,065	e	FAES FARMA SA	10
9,400	e	Fancl Corp	112
441,900		Fauji Fertilizer Co Ltd	854
277,527		Ferro Corp	5,206
28,372		Fertilizantes Fosfatados S.A.	2,156
54,756		Filtrona plc	154
380,360		FMC Corp	29,455
2,216,031	*	Forest Laboratories, Inc	76,985
2,416,460		Formosa Chemicals & Fibre Corp	4,756
4,094,235		Formosa Plastics Corp	9,862
10,803		Freeworld Coatings Ltd	10
1,538		Fuchs Petrolub AG.	152
4,205		Fuchs Petrolub AG.	397
4,500	e	Fujimi, Inc	68
4,241,445	*	Genentech, Inc	321,926
10,710	*	Genmab AS	407
128,619	e*	GenVec, Inc	185
1,784,731	*	Genzyme Corp	128,536
2,026	e	Georgia Gulf Corp	6
392,178	e*	Geron Corp	1,353
5,988,755	*	Gilead Sciences, Inc	317,105
5,216		Givaudan S.A.	4,650
6,050,081		GlaxoSmithKline plc	133,743
93,092		Glenmark Pharmaceuticals Ltd	1,378
92,000	e	Global Bio-Chem Technology Group Co Ltd	38
112,610		Grifols S.A.	3,587
82,754	e*	GTx, Inc	1,188
9,000		Gun-Ei Chemical Industry Co Ltd	19
4,122		H&R WASAG AG.	86
320,362		H.B. Fuller Co	7,189
352,641	e*	Halozyme Therapeutics, Inc	1,897
179		Hanmi Pharm Co Ltd	26
77,534		Hanwha Chemical Corp	858
46,945		Haw Par Corp Ltd	225
83,266		Henkel KGaA	3,122
292,430		Henkel KGaA	11,621
640,658		Hercules, Inc	10,846
35,044		Hikma Pharmaceuticals plc	350
1,118,516		Hindustan Lever Ltd	5,399
114,100	e	Hisamitsu Pharmaceutical Co, Inc	4,968
3,300	e	Hogy Medical Co Ltd	167
11,891		Honam Petrochemical Corp	847
608,217	*	Hospira, Inc	24,396
814,780	e*	Human Genome Sciences, Inc	4,245
965,216		Huntsman Corp	11,003
149,838	*	ICO, Inc	902
150,716	e*	Idenix Pharmaceuticals, Inc	1,096
122,173	*	Idera Pharmaceuticals, Inc	1,785

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
250,599	*	Idexx Laboratories, Inc	$12,214
269,394	*	ImClone Systems, Inc	10,900
418,063	*	Immucor, Inc	10,819
245,900	*	Immunogen, Inc	752
149,755		Incitec Pivot Ltd	26,517
339,006	e*	Indevus Pharmaceuticals, Inc	532
5,830	e*	Innogenetics NV	59
102,574	e	Innophos Holdings, Inc	3,277
155,219		Innospec, Inc	2,921
248,040	*	Inspire Pharmaceuticals, Inc	1,062
1,156		Inter Parfums S.A.	42
63,887	e	Inter Parfums, Inc	958
13,864	e*	Intercell AG.	684
160,042	e*	InterMune, Inc	2,100
325,117		International Flavors & Fragrances, Inc	12,699
429,475	e*	Inverness Medical Innovations, Inc	14,246
633,081	*	Invitrogen Corp	24,855
6,864		Ipsen	351
101,000	e	Ishihara Sangyo Kaisha Ltd	161
471,805		Israel Chemicals Ltd	10,979
237,056	e*	Javelin Pharmaceuticals, Inc	550
6,283	e*	Jazz Pharmaceuticals, Inc	47
143,000		Jiutian Chemical Group Ltd	13
28,971		K+S AG.	16,680
81,354	e	Kaiser Aluminum Corp	4,355
31,000		Kaken Pharmaceutical Co Ltd	258
27,144		Kansai Paint Co Ltd	188
727,029		Kao Corp	19,086
6,300	e	Katakura Industries Co Ltd	99
16,646	e	Kemira Oyj	209
1,063,316	*	Keryx Biopharmaceuticals, Inc	521
2,580,404	*	King Pharmaceuticals, Inc	27,017
1,003,335	e	Kingboard Chemical Holdings Ltd	4,633
8,000		Kissei Pharmaceutical Co Ltd	179
144,669		Koppers Holdings, Inc	6,057
70,916		Kose Corp	1,585
888,000		Kuraray Co Ltd	10,595
33,000		KUREHA CORP	199
183,836	e*	KV Pharmaceutical Co (Class A)	3,554
12,000		Kyorin Co Ltd	150
908,815		Kyowa Hakko Kogyo Co Ltd	9,318
125,175	e	La Seda de Barcelona S.A. (Class B)	219
118,811	e*	Landec Corp	769
793,346		Lanxess AG.	32,586
50,339		LG Chem Ltd	4,807
9,215		LG Household & Health Care Ltd	1,805
475,575	e*	Ligand Pharmaceuticals, Inc (Class B)	1,236
98,336		Linde AG.	13,812
66,000	e	Lion Corp	278
37,135		Lonza Group AG.	5,132
203,648	e	L'Oreal S.A.	22,089
613,363		Lubrizol Corp	28,417
33,781		Maire Tecnimont S.p.A.	226

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
259,351		Makhteshim-Agan Industries Ltd	$2,412
5,200		Mandom Corp	132
98,798	e	Mannatech, Inc	537
308,513	e*	MannKind Corp	926
61,791	e*	MAP Pharmaceuticals, Inc	638
29,123	*	Marshall Edwards, Inc	75
200,394	e*	Martek Biosciences Corp	6,755
48,150	e	Meda AB (A Shares)	626
687,987	e*	Medarex, Inc	4,548
581,119		Mediceo Paltac Holdings Co Ltd	10,701
380,877	*	Medicines Co	7,549
378,216	e	Medicis Pharmaceutical Corp (Class A)	7,859
127,195	e*	Medivation, Inc	1,505
19,910,724		Merck & Co, Inc	750,435
248,548	e	Meridian Bioscience, Inc	6,691
113,363	e	Methanex Corp	3,204
214,913	*	MiddleBrook Pharmaceuticals, Inc	726
3,000	e	Milbon Co Ltd	60
115,058		Minerals Technologies, Inc	7,317
15,700		Miraca Holdings, Inc	376
2,990,494		Mitsubishi Chemical Holdings Corp	17,414
223,081		Mitsubishi Gas Chemical Co, Inc	1,607
25,000		Mochida Pharmaceutical Co Ltd	274
89,963	e*	Molecular Insight Pharmaceuticals, Inc	496
174,773	e*	Momenta Pharmaceuticals, Inc	2,150
3,727,030		Monsanto Co	471,246
1,672	*	Morphosys AG.	110
1,000,937		Mosaic Co	144,836
5,095,517	e	Mylan Laboratories, Inc	61,503
405,658	e*	Nabi Biopharmaceuticals	1,598
668,008		Nalco Holding Co	14,128
4,448,821		Nan Ya Plastics Corp	9,439
66,801	e*	Nanosphere, Inc	525
29,330	*	Natraceutical S.A.	31
133,181		Natura Cosmeticos S.A.	1,371
270,000		Natural Beauty Bio-Technology Ltd	54
492,354	*	NBTY, Inc	15,785
5,781		Neochimiki LV Lavrentiadis S.A.	173
281,517	e*	Neurocrine Biosciences, Inc	1,180
3,888	e*	NeuroSearch AS	197
89,104	e	NewMarket Corp	5,901
5,800	e	Nichi-iko Pharmaceutical Co Ltd	147
12,008	e*	NicOx S.A.	170
12,000	e	Nihon Nohyaku Co Ltd	115
13,000		Nihon Parkerizing Co Ltd	212
485,550	e	Nippon Chemiphar Co Ltd	2,286
49,000		Nippon Kayaku Co Ltd	305
50,000		Nippon Paint Co Ltd	216
16,000		Nippon Shinyaku Co Ltd	204
37,000		Nippon Shokubai Co Ltd	265
38,000		Nippon Soda Co Ltd	121
13,000		Nippon Synthetic Chemical Industry Co Ltd	66
25,000		Nippon Valqua Industries Ltd	79

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
17,429		Nissan Chemical Industries Ltd	$214
47,224	e	NL Industries, Inc	450
3,900		Noevir Co Ltd	35
51,000	e	NOF Corp	243
287,774		Nova Chemicals Corp	7,084
7,401,956		Novartis AG.	407,346
110,000		Novartis AG. (ADR)	6,054
276,095	*	Novavax, Inc	687
139,186	e*	Noven Pharmaceuticals, Inc	1,488
563,728		Novo Nordisk AS (Class B)	37,110
36,617	e	Novozymes AS (B Shares)	3,297
280,852	*	NPS Pharmaceuticals, Inc	1,250
247,458		Nufarm Ltd	3,776
27,149		Nuplex Industries Ltd	112
128,696	e*	Obagi Medical Products, Inc	1,100
455,863		Olin Corp	11,934
173,976	e*	OM Group, Inc	5,705
4,884		Omega Pharma S.A.	206
75,810	e*	Omrix Biopharmaceuticals, Inc	1,193
85,300		Ono Pharmaceutical Co Ltd	4,704
315,349	e*	Onyx Pharmaceuticals, Inc	11,226
14,077		OPG Groep NV	301
107,307	*	Opko Health, Inc	163
141,219	*	Optimer Pharmaceuticals, Inc	1,145
257,146	e*	OraSure Technologies, Inc	962
104,922	e*	Orexigen Therapeutics, Inc	828
16,000		Oriental Union Chemical Corp	17
29,566		Oriola-KD Oyj (B Shares)	125
22,200		Orion Oyj (Class B)	441
372,536	e*	OSI Pharmaceuticals, Inc	15,393
74,504	e*	Osiris Therapeutics, Inc	957
140,568	*	Oxford Biomedica plc	64
193,765	e*	Pacific Ethanol, Inc	351
180,236	e*	Pain Therapeutics, Inc	1,424
234,424	e*	Par Pharmaceutical Cos, Inc	3,805
315,187	*	Parexel International Corp	8,293
22,365		Patheon Inc	90
690,436		PDL BioPharma, Inc	7,332
350,747		Perrigo Co	11,143
65,287	*	Petkim Petrokimya Holding	267
117,299	e*	PetMed Express, Inc	1,437
35,862,860		Pfizer, Inc	626,524
92,432	*	Pharmasset, Inc	1,745
44,017	e*	Pharmaxis Ltd	64
169,680	e*	PharMerica Corp	3,833
558,490	*	PolyOne Corp	3,893
519,391		Potash Corp of Saskatchewan	120,499
227,512	e*	Pozen, Inc	2,475
1,563,546		PPG Industries, Inc	89,701
1,761,482		Praxair, Inc	166,002
217,011	*	Prestige Brands Holdings, Inc	2,313
16,979,165		Procter & Gamble Co	1,032,503
131,985	e*	Progenics Pharmaceuticals, Inc	2,095

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
25,740	e*	Protalix BioTherapeutics, Inc	$70
85,985	*	Protherics plc	53
277,500		PT Kalbe Farma Tbk	26
394,200	v	PTT Chemical PCL	1,241
63,717		PZ Cussons plc	214
20,235		QLT, Inc	68
322,187	*	Questcor Pharmaceuticals, Inc	1,495
234,623	*	Quidel Corp	3,876
374,076		Ranbaxy Laboratories Ltd	4,548
17,000	e	Rasa Industries Ltd	32
2,501,902		Reckitt Benckiser Group plc	126,367
34,071		Recordati S.p.A.	265
11,653	e,v*	Revlon, Inc (Class A)	10
146,143	*	Rexahn Pharmaceuticals, Inc	474
28,378	e	Rhodia S.A.	519
12,516	e	Richter Gedeon Nyrt	2,703
1,176,289		Roche Holding AG.	211,464
244,281	*	Rockwood Holdings, Inc	8,501
627,283		Rohm & Haas Co	29,131
22,000		Rohto Pharmaceutical Co Ltd	252
450,850		RPM International, Inc	9,288
21,000		Sakai Chemical Industry Co Ltd	81
347,296	e*	Salix Pharmaceuticals Ltd	2,441
1,186,814	e	Sanofi-Aventis	78,862
127,356	*	Santarus, Inc	256
45,618		Santen Pharmaceutical Co Ltd	1,145
16,000		Sanyo Chemical Industries Ltd	90
3,400	e	Sawai Pharmaceutical Co Ltd	143
9,628,074		Schering-Plough Corp	189,577
189,237	e	Sciele Pharma, Inc	3,662
199,874		Scotts Miracle-Gro Co (Class A)	3,512
8,300		Seikagaku Corp	83
278,850		Sensient Technologies Corp	7,852
582,061	*	Sepracor, Inc	11,595
706,263	e	Sherwin-Williams Co	32,439
708,347		Shin-Etsu Chemical Co Ltd	43,957
11,000		Shin-Etsu Polymer Co Ltd	69
327,622		Shionogi & Co Ltd	6,487
896,449		Shire Ltd	14,655
328,800	e	Shiseido Co Ltd	7,535
1,995,951		Showa Denko KK	5,299
157,916		Sidi Kerir Petrochemcials Co	599
485		Siegfried Holding AG.	75
792,229		Sigma-Aldrich Corp	42,669
9,512,000	e	Sinochem Hong Kong Holding Ltd	7,389
2,010,000	e	Sinopec Shanghai Petrochemical Co Ltd	682
62,000		Sinopec Yizheng Chemical Fibre Co Ltd	9
16,132	e*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola S.A.	43
83,609		Sociedad Quimica y Minera de Chile S.A. (Class B)	3,856
8,452		SOL S.p.A.	57
320,059	*	Solutia, Inc	4,103
50,544		Solvay S.A.	6,585
64,234	*	Sorin S.p.A.	81

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
928	*	Speedel Holding AG.	$59
1,340,746		SSL International plc	11,891
13,000	e	SSP Co Ltd	65
3,200		ST CORP	37
16,611		Stada Arzneimittel AG.	1,193
1,895		Stallergenes	162
2,000		Stella Chemifa Corp	44
29,898		Stepan Co	1,364
18,250	e*	Sucampo Pharmaceuticals, Inc	196
1,666,120		Sumitomo Chemical Co Ltd	10,497
11,000		Sumitomo Seika Chemicals Co Ltd	42
55,804		Sun Pharmaceuticals Industries Ltd	1,826
3,007	e*	SuperGen, Inc	6
87,924	e*	SurModics, Inc	3,943
272,491		Syngenta AG.	88,280
132,857	e*	Synta Pharmaceuticals Corp	810
158,655		Taisho Pharmaceutical Co Ltd	2,952
809,000		Taiwan Fertilizer Co Ltd	3,033
4,600		Taiyo Ink Manufacturing Co Ltd	100
31,127		Taiyo Nippon Sanso Corp	260
1,285,317		Takeda Pharmaceutical Co Ltd	65,371
475,327		Tanabe Seiyaku Co Ltd	6,213
91,454	*	Targacept, Inc	665
145,600	e	Tenma Corp	2,259
156,581	e*	Tercica, Inc	1,383
7,075		Tessenderlo Chemie NV	375
708,034		Teva Pharmaceutical Industries Ltd	32,472
1,237,607		Teva Pharmaceutical Industries Ltd (ADR)	56,682
15,464		Theratechnologies Inc	71
989,787	e*	Theravance, Inc	11,749
249,841	*	Third Wave Technologies, Inc	2,788
51,000		Toagosei Co Ltd	188
590,000	e	Tokai Carbon Co Ltd	6,019
25,527	e	Tokuyama Corp	190
10,800		Tokyo Ohka Kogyo Co Ltd	202
339,663	e	Toray Industries, Inc	1,823
3,500		Torii Pharmaceutical Co Ltd	53
998,552		Tosoh Corp	4,088
2,500	e	Towa Pharmaceutical Co Ltd	93
40,000		Toyo Ink Manufacturing Co Ltd	136
3,931	*	Transgene S.A.	76
3,132	e	Tronox, Inc (Class B)	9
17,300		Tsumura & Co	445
4,378,123		UBE Industries Ltd	15,508
29,421		UCB S.A.	1,085
116,241	e*	Ulta Salon Cosmetics & Fragrance, Inc	1,307
273,340	*	Unifi, Inc	689
79,567		Unipetrol	1,310
66,993		United Drug plc	372
136,000		United Laboratories Ltd	85
124,441	*	United Therapeutics Corp	12,164
213,249		Uralkali (GDR)	15,385
228,598	g,v	Uralkali (GDR)	16,619

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
50,474	e*	USANA Health Sciences, Inc	$1,356
653,264	e*	USEC, Inc	3,972
790,005	e*	Valeant Pharmaceuticals International	13,517
415,269		Valspar Corp	7,853
98,456	e*	Vanda Pharmaceuticals, Inc	324
344,636	*	VCA Antech, Inc	9,574
85,066	*	Vectura Group plc	76
1,260,780	e*	Verasun Energy Corp	5,207
674,647	*	Vertex Pharmaceuticals, Inc	22,580
23,914		Victrex plc	355
1,272		Virbac S.A.	109
520,757	e*	Viropharma, Inc	5,760
7,646		Wacker Chemie AG.	1,597
2,560,876	*	Wah Lee Industrial Corp	4,705
369,705	e*	Warner Chilcott Ltd (Class A)	6,266
534,176	*	Watson Pharmaceuticals, Inc	14,514
100,770	e	Westlake Chemical Corp	1,497
417,012	e*	WR Grace & Co	9,796
6,963,875		Wyeth	333,987
133,797	*	Xenoport, Inc	5,222
733,515	e*	XOMA Ltd	1,240
242		Yuhan Corp	51
29,087		Yule Catto & Co plc	71
56,875	e	Zeltia S.A.	405
25,232		Zentiva NV	1,852
56,000	e	Zeon Corp	225
6,000		ZERIA Pharmaceutical Co Ltd	59
206,873	e*	Zymogenetics, Inc	1,742
		TOTAL CHEMICALS AND ALLIED PRODUCTS	11,250,100

COAL MINING - 0.52%
498,656	*	Alpha Natural Resources, Inc	52,005
594,296		Arch Coal, Inc	44,590
88,605	e	Centennial Coal Co Ltd	474
18,101,400		China Coal Energy Co	31,710
2,842,500		China Shenhua Energy Co Ltd	11,187
13,584		CIC Energy Corp	103
888,204		Consol Energy, Inc	99,807
204,244		Fording Canadian Coal Trust	19,529
297,865		Gloucester Coal Ltd	3,689
776,526	e*	International Coal Group, Inc	10,134
149,705	*	James River Coal Co	8,786
109,034		Kumba Resources Ltd	2,003
29,796		MacArthur Coal Ltd	481
416,850	e	Massey Energy Co	39,080
40,000	e	Mitsui Mining Co Ltd	138
144,203	*	National Coal Corp	1,279
58,907		New Hope Corp Ltd	302
2,170,401		Peabody Energy Corp	191,104
15,321,194		PT Bumi Resources Tbk	13,673
715,500		PT Tambang Batubara Bukit Asam Tbk	1,275
614,942		Sasol Ltd	36,198
604,937		Sasol Ltd (ADR)	35,655

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
35,881	*	UK Coal plc	$396
55,978	*	Westmoreland Coal Co	1,182
25,472	*	Whitehaven Coal Ltd	109
1,686,000	e	Yanzhou Coal Mining Co Ltd	3,143
		TOTAL COAL MINING	608,032

COMMUNICATIONS - 4.64%
1,439,111	v	Advanced Info Service PCL	3,983
85,263		AFK Sistema (GDR)	2,563
261,326	e	Alaska Communications Systems Group, Inc	3,120
135,629		America Movil S.A. de C.V. (ADR) (Series L)	7,154
16,978,713	e	America Movil S.A. de C.V. (Series L)	44,862
2,039,574	*	American Tower Corp (Class A)	86,172
6,274		Amper S.A.	92
175,854	e*	Anixter International, Inc	10,462
19,672	e	Antena 3 de Television S.A.	160
271,543	e*	Aruba Networks, Inc	1,420
33,261,220		AT&T, Inc	1,120,571
57,351		Atlantic Tele-Network, Inc	1,578
109,713	e*	Audiovox Corp (Class A)	1,077
422,604	e	Austar United Communications Ltd	454
46,370		Austereo Group Ltd	68
42,752	e*	Avanzit S.A.	143
455,169	e*	Axtel SAB de CV	833
503,436	e	BCE, Inc	17,551
679,100	v	BEC World PCL	499
97,782		Belgacom S.A.	4,195
848,252		Bezeq Israeli Telecommunication Corp Ltd	1,671
202,860		Brasil Telecom Participacoes S.A.	2,988
59,014		Brasil Telecom Participacoes S.A.	1,951
175,065		Brasil Telecom S.A.	1,887
308,475	e*	Brightpoint, Inc	2,252
936,327		British Sky Broadcasting plc	8,776
32,249,372		BT Group plc	127,763
1,696,549		Cable & Wireless plc	5,071
826,000	*	Cablevision Systems Corp (Class A)	18,668
13,492		Canal Plus	129
15,488		CanWest Global Communications Corp	42
90,219		Carphone Warehouse Group plc	355
610,600	e*	Carso Global Telecom SAB de CV	3,369
117,365	e*	Cbeyond Communications, Inc	1,880
29,000		Cellcom Israel Ltd	992
380,556	e*	Centennial Communications Corp	2,660
31,099	*	Central European Media Enterprises Ltd (Class A)	2,826
162,176	e*	Central European Media Enterprises Ltd (Class A)	14,682
867,866	*	CenturyTel, Inc	30,887
2,456,541	e*	Charter Communications, Inc (Class A)	2,579
1,557,100		China Communications Services Corp Ltd	1,136
5,833,147	e	China Mobile Hong Kong Ltd	78,297
1,657,000	e	China Netcom Group Corp Hong Kong Ltd	4,507
12,581,711	e	China Telecom Corp Ltd	6,842
3,002,200	e	China Unicom Ltd	5,572
6,196,380	*	Chunghwa Telecom Co Ltd	15,946

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,517,057	*	Cincinnati Bell, Inc	$6,038
1,020,245	e*	Citadel Broadcasting Corp	1,245
268,000		Citic 1616 Holdings Ltd	73
2,786,562	e*	Citizens Communications Co	31,600
2,458,533		Clear Channel Communications, Inc	86,540
269,019	e*	Clearwire Corp (Class A)	3,486
4,717		Cogeco Cable Inc	171
88,816	e*	Colt Telecom Group S.A.	258
15,216,824		Comcast Corp (Class A)	288,663
497,345		Compania de Telecomunicaciones de Chile S.A. (Class A)	737
142,200		Comstar United Telesystems (GDR)	1,422
118,144	e	Consolidated Communications Holdings, Inc	1,759
21,278		Corus Entertainment, Inc	380
207,188	e*	Cox Radio, Inc (Class A)	2,445
1,084,420	*	Crown Castle International Corp	42,000
129,548	e*	Crown Media Holdings, Inc (Class A)	614
233,241	*	CTC Media, Inc	5,752
285,575	e*	Cumulus Media, Inc (Class A)	1,125
7,990	*	D+S europe AG.	163
15,000		Denki Kogyo Co Ltd	90
9,603,004		Deutsche Telekom AG.	157,395
74,119	e*	DG FastChannel, Inc	1,279
648,000		Digi.Com BHD	4,746
1,812	e*	Digital Multimedia Technologies S.p.A.	54
5,456,988	*	DIRECTV Group, Inc	141,391
2,175,074	*	DISH Network Corp (Class A)	63,686
2,164	*	Dish TV India Ltd	2
24	e	Dwango Co Ltd	54
42,118		Egyptian Co for Mobile Services	1,277
33,397		Elisa Oyj	697
732,782		Embarq Corp	34,639
96,511		Empresa Nacional de Telecomunicaciones S.A.	1,287
191,003	e	Entercom Communications Corp (Class A)	1,341
403,056	*	Entravision Communications Corp (Class A)	1,620
20,000	e	Epson Toyocom Corp	66
2,984	*	Eutelia	5
16,109		Eutelsat Communications	447
536,118	e	Fairpoint Communications, Inc	3,865
5,801,098		Far EasTone Telecommunications Co Ltd	9,218
5,126	e	Fastweb	172
602,237	e*	FiberTower Corp	843
38,478	e	Fisher Communications, Inc	1,325
7,595	*	Forthnet S.A.	56
852,699	*	Foundry Networks, Inc	10,079
2,784,516	e	France Telecom S.A.	81,662
18,411	e	Freenet AG.	339
353		Fuji Television Network, Inc	533
271,489	e*	General Communication, Inc (Class A)	1,865
99,756	e*	GeoEye, Inc	1,767
24,088	e	Gestevision Telecinco S.A.	307
167,338	e*	Global Crossing Ltd	3,002
346,269		Global Payments, Inc	16,136
67,797	*	Global Village Telecom Holding S.A.	1,649

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
181,314	e*	Globalstar, Inc	$513
125,620		Globe Telecom, Inc	3,297
297,670	e	Gray Television, Inc	854
2,256,373		Grupo Televisa S.A.	10,690
95,570	e	Hearst-Argyle Television, Inc	1,835
61,773		Hellenic Telecommunications Organization S.A.	1,556
17,700	e	Hikari Tsushin, Inc	584
35,725	e*	Hughes Communications, Inc	1,754
12,828	e*	Hungarian Telephone & Cable	234
1,446,751	*	Hutchison Telecommunications International Ltd	2,049
1,117,194	*	IAC/InterActiveCorp	21,540
173,371	e	Ibasis, Inc	569
580,749	e*	ICO Global Communications Holdings Ltd	1,893
310,139	e	IDT Corp (Class B)	527
1,264,655		Informa plc	10,362
121,401		Inmarsat plc	1,266
22,386		Intracom S.A.	73
2,505	e	Invoice, Inc	30
187,867	e	Iowa Telecommunications Services, Inc	3,308
106,214	*	iPCS, Inc	3,147
1,249,719		ITV plc	1,107
273,828	*	j2 Global Communications, Inc	6,298
231,390	e*	Jazztel plc	80
165		Jupiter Telecommunications Co	128
172,627	e	Kadokawa Holdings, Inc	4,017
140,779		Kcom Group plc	110
4,867		KDDI Corp	30,114
145,437	e*	Knology, Inc	1,598
118,695		KT Corp	5,084
68,478		KT Freetel Co Ltd	1,835
218,215	e*	Leap Wireless International, Inc	9,420
7,202,605	e*	Level 3 Communications, Inc	21,248
35,910		LG Dacom Corp	571
161,444		LG Telecom Ltd	1,223
1,495,219	e*	Liberty Global, Inc (Class A)	46,995
949,645	*	Liberty Media Corp - Capital (Series A)	13,675
3,093,978	*	Liberty Media Corp - Entertainment (Series A)	74,967
2,583,129	*	Liberty Media Holding Corp (Interactive A)	38,127
194,557	e*	Lin TV Corp (Class A)	1,160
1,273	e*	Lodgenet Entertainment Corp	6
17,140		LS Cable Ltd	1,499
197,184	e	M6-Metropole Television	4,243
451,190		Magyar Telekom	2,198
615,029	e	Manitoba Telecom Services Inc	24,132
170,404		Maroc Telecom	4,391
236,539	e*	Mastec, Inc	2,522
34,400		Media Prima BHD	19
260,340	e*	Mediacom Communications Corp (Class A)	1,390
279,000	*	MediaRing Ltd	27
201,762	e	Mediaset S.p.A.	1,327
979,178	*	MetroPCS Communications, Inc	17,341
176,111		Mobile TeleSystems (ADR)	13,492
119,000		MobileOne Ltd	165

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
7,787	e	Mobistar S.A.	$629
10,571	e	Modern Times Group AB (B Shares)	619
1,496,705		MTN Group Ltd	23,691
339,391		Naspers Ltd (N Shares)	7,384
159,034	*	NET Servicos de Comunicacao S.A.	2,014
347,123	*	NeuStar, Inc (Class A)	7,484
97,036	*	Neutral Tandem, Inc	1,698
30,445	e*	Nexstar Broadcasting Group, Inc (Class A)	125
182,091	e*	Nextwave Wireless, Inc	736
938,933	*	NII Holdings, Inc	44,590
17,238		Nippon Telegraph & Telephone Corp	85,057
112,867		Nippon Telegraph & Telephone Corp (ADR)	2,743
231,419	e*	Novatel Wireless, Inc	2,576
6,907		NRJ Group	70
217,897		NTELOS Holdings Corp	5,528
13,371		NTT DoCoMo, Inc	19,612
35		Okinawa Cellular Telephone Co	58
418,826		Orascom Telecom Holding SAE	5,404
152,324	e*	Orbcomm, Inc	868
727,156	e*	PAETEC Holding Corp	4,617
694,800		Pakistan Telecommunication Co Ltd	394
84,923		Partner Communications	2,024
19,136,300	*	Paxys, Inc	1,486
58,827		Philippine Long Distance Telephone Co	3,145
49,882		Philippine Long Distance Telephone Co (ADR)	2,665
328,000		Phoenix Satellite Television Holdings Ltd	48
1,668,999	e	Portugal Telecom SGPS S.A.	18,877
12,644	e	Preformed Line Products Co	510
2,117,100		PT Indosat Tbk	1,550
48,282	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	400
9,040,325		PT Telekomunikasi Indonesia Tbk	7,220
21,419	*	QSC AG.	68
9,059,124	e	Qwest Communications International, Inc	35,602
207,802	e*	RCN Corp	2,240
12,407		Reverse Corp Ltd	17
783,442	e	Rogers Communications, Inc (Class B)	30,394
51,400	e	Rostelecom (ADR)	3,728
964		Roularta Media Group NV	41
2,786,114		Royal KPN NV	47,634
66,044	e*	Rural Cellular Corp (Class A)	2,940
22,778		Salmat Ltd	61
197,218	e*	SAVVIS, Inc	2,546
529,497	*	SBA Communications Corp (Class A)	19,067
316,530		Scripps Networks Interactive (Class A)	12,139
1,144,787	e	Seat Pagine Gialle S.p.A.	119
139,063		SES Global S.A.	3,513
499,405	e	Seven Network Ltd	3,610
1,557	*	Seven Network Ltd	133
809,857		Shaw Communications, Inc (B Shares)	16,535
131,851		Shenandoah Telecom Co	1,717
12,500,000	v*	Shin Satellite PCL	2,823
5,500	m,v	Sibirtelecom (ADR)	404
272,825	e	Sinclair Broadcast Group, Inc (Class A)	2,073

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
10,986,808		Singapore Telecommunications Ltd	$29,288
34,543		SK Telecom Co Ltd	6,259
30,000		SK Telecom Co Ltd (ADR)	623
76,495	e	Sky Network Television Ltd	240
614	e	Sky Perfect Jsat Corp	251
94,500		SmarTone Telecommunications Holding Ltd	97
28,738	e	Societe Television Francaise 1	478
3,380,035	e*	SONAECOM - SGPS S.A.	11,229
769		Spir Communication	54
19,795,492		Sprint Nextel Corp	188,057
1,141,000		StarHub Ltd	2,395
888	e	SureWest Communications	7
5,627		Swisscom AG.	1,874
107,577	e*	Switch & Data Facilities Co, Inc	1,828
319,435	*	Syniverse Holdings, Inc	5,175
5,792,977		Taiwan Mobile Co Ltd	10,761
255,078		Tele Norte Leste Participacoes S.A.	6,395
70,462		Tele Norte Leste Participacoes S.A.	2,034
71,142	e	Tele2 AB (B Shares)	1,383
67,300	e*	Telecom Argentina S.A. (ADR)	959
4,602,077	e	Telecom Corp of New Zealand Ltd	12,506
296,548		Telecom Egypt	897
307,080	*	Telecom Italia Media S.p.A.	47
1,466,250		Telecom Italia S.p.A.	2,367
2,630,918		Telecom Italia S.p.A.	5,262
195,481	*	TeleCommunication Systems, Inc	905
112,288		Telefonica O2 Czech Republic A.S.	3,603
5,752,494		Telefonica S.A.	152,232
6,453,019		Telefonos de Mexico S.A. de C.V. (Series L)	7,659
1,517		Telegate AG.	27
3,771,763	e	Telekom Austria AG.	81,729
992,000		Telekom Malaysia BHD	967
655,699		Telekomunikacja Polska S.A.	6,345
46,000		Telemar Norte Leste S.A.	2,525
215,022		Telenet Group Holding NV	4,860
858,697	e	Telenor ASA	16,120
732,940		Telephone & Data Systems, Inc	34,646
451,505	*	Telesp Celular Participacoes S.A.	2,898
241,700		Television Broadcasts Ltd	1,396
17,979,119	e	TeliaSonera AB	132,919
260,002		Telkom S.A. Ltd	4,683
5,854,759		Telmex Internacional SAB de CV	4,763
7,095,200	e	Telstra Corp Ltd	28,830
64,450		TELUS Corp	2,710
339,712		TELUS Corp (Non-Vote)	13,822
92,290	e	Ten Network Holdings Ltd	121
280,670	e*	Terremark Worldwide, Inc	1,532
316,456	*	TerreStar Corp	1,259
1,075		Thrane & Thrane AS	61
43,858	*	THUS Group plc	155
557,298		Tim Participacoes S.A.	1,585
2,808,508	e*	Time Warner Cable, Inc (Class A)	74,369
107,014	e*	Tiscali S.p.A.	340

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
527,691	e*	TiVo, Inc	$3,256
28,400		Tokyo Broadcasting System, Inc	539
559,600		Total Access Communication PCL	847
61,923,832	v*	True Corp PCL	7,420
447,551	*	Turk Telekomunikasyon AS	1,507
655,360		Turkcell Iletisim Hizmet AS	3,796
54		TV Asahi Corp	77
125,321		TVN S.A.	1,028
34,700	e,m,v	Uralsvyazinform (ADR)	387
95,066	*	US Cellular Corp	5,376
156,831		USA Mobility, Inc	1,184
12,780		Usen Corp	52
15,319		UTV Media plc	41
10,212	*	UTV Media plc	1
18,072,516		Verizon Communications, Inc	639,767
4,420	*	VERSATEL AG.	97
43,736		Videsh Sanchar Nigam Ltd	380
400,950		Vimpel-Communications (ADR)	11,900
142,995	e*	Virgin Mobile USA, Inc	393
2,255,504	e	Vivendi Universal S.A.	85,047
67,606,578		Vodafone Group plc	199,191
826,737		Vodafone Group plc (ADR)	24,356
35,300	v	VolgaTelecom (ADR)	335
392,480	e*	Vonage Holdings Corp	652
3,069	*	Wavecom S.A.	29
2,955,641		Windstream Corp	36,473
13	*	Xanadoo Co	4
1,438,053	*	XM Satellite Radio Holdings, Inc (Class A)	11,274
488,765		ZEE Telefilms Ltd	2,275
		TOTAL COMMUNICATIONS	5,417,077

DEPOSITORY INSTITUTIONS - 7.49%
98,834		1st Source Corp	1,591
727,400		77 Bank Ltd	4,574
146,257	e	Abington Bancorp, Inc	1,334
249,007		ABSA Group Ltd	2,600
659,725		African Bank Investments Ltd	1,978
60,268		Agricultural Bank of Greece	217
2,100		Aichi Bank Ltd	171
891,086		Akbank TAS	3,093
47,000		Akita Bank Ltd	213
70,720		Alliance & Leicester plc	413
703,500		Alliance Financial Group BHD	597
369,501		Allied Irish Banks plc	5,694
797,449		Alpha Bank S.A.	24,142
3,900		Amagerbanken AS	144
163,905	e	Amcore Financial, Inc	928
958	e	AmericanWest Bancorp	2
76,032	e	Ameris Bancorp	661
32,394		Ames National Corp	542
20,359,840		AMMB Holdings BHD	19,856
108,033	e	Anchor Bancorp Wisconsin, Inc	757
1,792,386		Anglo Irish Bank Corp plc	16,719

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
405,834		Aozora Bank Ltd	$928
43,275		Arab Bank plc	1,325
40,826		Arrow Financial Corp	740
480,535	e	Associated Banc-Corp	9,270
530,751		Astoria Financial Corp	10,657
480,704	*	Asya Katilim Bankasi AS	905
2,700		Attijariwafa Bank	1,211
2,341,264		Australia & New Zealand Banking Group Ltd	42,079
63,000		Awa Bank Ltd	349
291,483	e	Banca Carige S.p.A.	1,025
10,373		Banca Generali SpA	78
2,493		Banca IFIS S.p.A.	36
11,801		Banca Intermobiliare S.p.A.	88
5,780,147		Banca Intesa S.p.A.	32,859
230,797		Banca Intesa S.p.A.	1,189
7,094,688	e	Banca Monte dei Paschi di Siena S.p.A.	19,998
25,842	e	Banca Popolare dell'Etruria e del Lazio	267
4,308		Banca Popolare di Intra Scrl	99
427,523		Banca Popolare di Milano	3,990
10,014		Banca Profilo S.p.A.	17
50,617	e	Bancfirst Corp	2,166
177,140	e	Banche Popolari Unite Scpa	4,139
6,322,656	e	Banco Bilbao Vizcaya Argentaria S.A.	120,470
782,676	e	Banco BPI S.A.	3,229
1,374,050		Banco Bradesco S.A.	28,276
575,633	e	Banco Comercial Portugues S.A.	1,242
34,738		Banco de Credito e Inversiones	933
3,468,600		Banco de Oro Universal Bank	3,314
186,363	e	Banco de Sabadell S.A.	1,571
15,842		Banco di Desio e della Brianza S.p.A.	152
315,100		Banco do Brasil S.A.	5,140
153,923		Banco do Estado do Rio Grande do Sul	888
200,839	e	Banco Espirito Santo S.A.	3,124
1,122,367		Banco Itau Holding Financeira S.A.	22,824
166,487		Banco Latinoamericano de Exportaciones S.A.	2,695
28,400	e	Banco Macro S.A. (ADR)	472
886		Banco Nossa Caixa S.A.	23
34,360	e	Banco Pastor S.A.	485
151,424		Banco Popolare Scarl	2,675
193,426	e	Banco Popular Espanol S.A.	2,666
19,294,906	e	Banco Santander Central Hispano S.A.	352,018
48,536,682		Banco Santander Chile S.A.	1,980
27,033		BanColombia S.A.	209
369,391		BanColombia S.A. (ADR)	11,595
312,373	e	Bancorpsouth, Inc	5,463
85,933		BancTrust Financial Group, Inc	566
90,500		Bangkok Bank PCL	322
1,065,200		Bangkok Bank PCL	3,828
3,337	m	Banif	9
4	e,m,v*	Banif SGPS S.A.	-	^
21,753	e	Banif SGPS S.A.	60
3,337		Banif SGPS SA	9
803,527		Bank Hapoalim Ltd	3,542

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
935,736		Bank Leumi Le-Israel	$4,663
249,709		Bank Millennium S.A.	796
306,515		Bank Mutual Corp	3,077
24,248,891		Bank of America Corp	578,821
7,036		Bank of Attica	42
1,679,400		Bank of Ayudhya PCL	1,107
3,365,858		Bank of Ayudhya PCL	2,260
24,680,000	e	Bank of China Ltd	10,992
5,447,022	e	Bank of Communications Co Ltd	6,400
2,739,432		Bank of East Asia Ltd	14,894
303,662		Bank of Hawaii Corp	14,515
4,800		Bank of Ikeda Ltd	161
867,957		Bank of Ireland	7,486
4,100		Bank of Iwate Ltd	245
492,000	e	Bank of Kyoto Ltd	5,143
801,641	e	Bank of Montreal	33,412
46,000	e	Bank of Nagoya Ltd	287
7,263,887		Bank of New York Mellon Corp	274,793
1,768,570	e	Bank of Nova Scotia	80,945
51,400		Bank of Okinawa Ltd	1,841
37,772	e	Bank of Queensland Ltd	471
48,000		Bank of Saga Ltd	169
65,322	e	Bank of the Ozarks, Inc	971
850,400		Bank of the Philippine Islands	813
243,900	e	Bank of the Ryukyus Ltd	2,381
2,519,300		Bank of Yokohama Ltd	17,422
15,310		Bank Przemyslowo-Handlowy Bph	516
5,029,000		Bank Rakyat Indonesia	2,794
9,237		Bank Sarasin & Compagnie AG.	415
18,515		Bank Zachodni WBK S.A.	1,183
2,672	e	BankAtlantic Bancorp, Inc (Class A)	5
155,969	e	BankFinancial Corp	2,029
49,954	e	Bankinter S.A.	567
69,009	e	Banner Corp	611
906		Banque Cantonale Vaudoise	300
3,653		Banque Marocaine du Commerce Exterieur	1,547
2,688,980	v*	Barclays plc	509
13,224,675		Barclays plc	75,030
1,733		Basler Kantonalbank	197
2,623,752	e	BB&T Corp	59,743
20,000		BBVA Banco Frances S.A. (ADR)	106
319,553	e	Bendigo Bank Ltd	3,349
211,740	e*	Beneficial Mutual Bancorp, Inc	2,344
49,876	e	Berkshire Hills Bancorp, Inc	1,180
15,394		BinckBank NV	162
2,157,828	e	BNP Paribas	194,241
7,320,767	e	BOC Hong Kong Holdings Ltd	19,405
83,638		BOK Financial Corp	4,470
247,691	e	Boston Private Financial Holdings, Inc	1,404
7,586	*	BRE Bank S.A.	1,258
374,151	e	Brookline Bancorp, Inc	3,573
4,394		Brooklyn Federal Bancorp, Inc	53
33,643		Bryn Mawr Bank Corp	589

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,077,148		Bumiputra-Commerce Holdings BHD	$5,102
38,592		Camden National Corp	898
607,305	e	Canadian Imperial Bank of Commerce/Canada	33,412
15,972	e	Canadian Western Bank	388
67,181	e	Capital City Bank Group, Inc	1,462
89,039	e	Capitol Bancorp Ltd	799
85,568	e	Capitol Federal Financial	3,218
127,672		Cardinal Financial Corp	799
170,469	e	Cascade Bancorp	1,313
33,398	e	Cass Information Systems, Inc	1,070
5,765,920		Cathay Financial Holding Co Ltd	12,526
321,976	e	Cathay General Bancorp	3,500
47,897		Centerstate Banks of Florida, Inc	528
176,872	e	Central Pacific Financial Corp	1,885
3,192,000		Chang Hwa Commercial Bank	2,269
143,961	e	Chemical Financial Corp	2,937
2,581,255		Chiba Bank Ltd	18,125
9,500	*	Chiba Kogyo Bank Ltd	126
4,928,000	e	China Citic Bank	2,761
30,616,545		China Construction Bank	24,705
7,276,463		China Development Financial Holding Corp	2,933
2,380,123	e	China Merchants Bank Co Ltd	7,496
6,513,305		Chinatrust Financial Holding Co	6,283
29,000		Chong Hing Bank Ltd	69
88,000		Chugoku Bank Ltd	1,279
32,000		Chukyo Bank Ltd	92
364,885		CITIC International Financial Holdings Ltd	279
32,136,612		Citigroup, Inc	538,610
44,717		Citizens & Northern Corp	741
461,519	e	Citizens Banking Corp	1,301
89,075	e	City Bank	766
101,888		City Holding Co	4,154
175,154		City National Corp	7,369
71,529	e	Clifton Savings Bancorp, Inc	697
95,909	e	CoBiz, Inc	631
1,135,458		Colonial Bancgroup, Inc	5,019
106,945		Columbia Banking System, Inc	2,067
9,400		Comdirect Bank AG.	107
868,875		Comerica, Inc	22,269
273,412		Commerce Bancshares, Inc	10,844
127,601		Commercial International Bank	1,960
542,626		Commerzbank AG.	16,120
974,276	e	Commonwealth Bank of Australia	37,568
198,291	e	Community Bank System, Inc	4,089
94,094	e	Community Trust Bancorp, Inc	2,471
34,027,839		CorpBanca S.A.	185
228,432	e	Corus Bankshares, Inc	950
57,298		Credicorp Ltd	4,741
29,201		Credit Agricole Egypt SAE	96
432,551	e	Credit Agricole S.A.	8,781
22,747		Credito Artigiano S.p.A.	89
22,550	e	Credito Emiliano S.p.A.	198
333,293		Cullen/Frost Bankers, Inc	16,615

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
427,981	e	CVB Financial Corp	$4,040
124,250		Daegu Bank	1,651
74,400	e	Dah Sing Banking Group Ltd	132
33,200		Dah Sing Financial Holdings Ltd	268
79,000		Daishi Bank Ltd	351
113,136		Danske Bank AS	3,258
11,634		Datacash Group plc	66
789,504		DBS Group Holdings Ltd	10,984
528,112	e	Deutsche Bank AG.	45,589
1,239,409	e	Dexia	19,734
159,887		Dime Community Bancshares	2,640
257,213	e	DNB NOR Holding ASA	3,268
144,259	e*	Dollar Financial Corp	2,180
146,793	e	Downey Financial Corp	407
2,217,700		E.Sun Financial Holding Co Ltd	1,205
384,228	e	East West Bancorp, Inc	2,713
71,433		EFG Eurobank Ergasias S.A.	1,701
34,280		EFG International	933
38,000		Ehime Bank Ltd	136
41,000	e	Eighteenth Bank Ltd	147
10,574	*	Emporiki Bank S.A.	277
33,775	*	Encore Bancshares, Inc	529
50,485	e	Enterprise Financial Services Corp	952
2,977,600		EON Capital BHD	4,126
67,237	e	Erste Bank der Oesterreichischen Sparkassen AG.	4,158
88,471		ESSA Bancorp, Inc	1,108
274,222	e*	Euronet Worldwide, Inc	4,634
30,785		Farmers Capital Bank Corp	542
1,939,890	e	Fifth Third Bancorp	19,748
48,518		Financial Institutions, Inc	779
3,160		Fionia Bank AS	62
73,208	e	First Bancorp	925
472,248	e	First Bancorp	2,994
44,841		First Bancorp, Inc	612
136,385	e	First Busey Corp	1,803
28,690		First Citizens Bancshares, Inc (Class A)	4,002
468,844	e	First Commonwealth Financial Corp	4,374
55,668	e	First Community Bancshares, Inc	1,570
202,956	e	First Financial Bancorp	1,867
123,659	e	First Financial Bankshares, Inc	5,665
68,116	e	First Financial Corp	2,085
89,247	e	First Financial Holdings, Inc	1,533
123,025		First Financial Northwest, Inc	1,222
3,939,814	e	First Horizon National Corp	29,273
113,770	e	First Merchants Corp	2,065
280,298	e	First Midwest Bancorp, Inc	5,228
626,892	e	First Niagara Financial Group, Inc	8,062
132,028	e	First Place Financial Corp	1,241
44,347	e	First South Bancorp, Inc	571
1,017	e	First State Bancorporation	6
86,242	e*	FirstFed Financial Corp	693
472,738		FirstMerit Corp	7,710
2,669,659		FirstRand Ltd	4,519

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
237,435	e	Flagstar Bancorp, Inc	$715
125,298	e	Flushing Financial Corp	2,374
505,348	e	FNB Corp	5,953
4,850		Forstaedernes Bank AS	110
2,521,545		Fortis	40,053
8,016	*	Fox Chase Bancorp, Inc	82
226,053	e	Frontier Financial Corp	1,926
102,000		Fubon Bank Hong Kong Ltd	83
4,235,818		Fubon Financial Holding Co Ltd	4,324
13,081,587		Fuhwa Financial Holdings Co Ltd	9,144
55,000		Fukui Bank Ltd	165
985,000		Fukuoka Financial Group, Inc	4,453
59,000		Fukushima Bank Ltd	51
950,036	e	Fulton Financial Corp	9,548
11,666	*	Geniki Bank	74
326,587	e	Glacier Bancorp, Inc	5,222
622	e	Great Southern Bancorp, Inc	5
20,828		Greek Postal Savings Bank	328
57,473	e	Greene County Bancshares, Inc	806
1,149,003	e	Grupo Financiero Banorte S.A. de C.V.	5,400
28,900	e*	Grupo Financiero Galicia S.A. (ADR)	143
840,700		Grupo Financiero Inbursa S.A.	3,046
371,583	e*	Guaranty Bancorp	1,338
577,060	e	Gunma Bank Ltd	3,847
283,000		Hachijuni Bank Ltd	1,836
143,847	e	Hancock Holding Co	5,652
1,150,845		Hang Seng Bank Ltd	24,299
246,239	e	Hanmi Financial Corp	1,283
184,730	e	Harleysville National Corp	2,062
231,945		HDFC Bank Ltd	5,433
79,578	e	Heartland Financial USA, Inc	1,448
60,550	e	Heritage Commerce Corp	599
37,000		Higashi-Nippon Bank Ltd	151
51,000		Higo Bank Ltd	308
311,300	e	Hiroshima Bank Ltd	1,388
74,000		Hokkoku Bank Ltd	291
55,000	e	Hokuetsu Bank Ltd	130
2,619,300		Hokuhoku Financial Group, Inc	7,598
74,068	e	Home Bancshares, Inc	1,665
8,274		Home Capital Group Inc	321
10,218		Home Federal Bancorp, Inc	101
617,200		Hong Leong Bank BHD	1,107
407,700		Hong Leong Credit BHD	585
726	e	Horizon Financial Corp	5
4,700		HQ AB	77
14,662,798		HSBC Holdings plc	225,773
3,036,000		Hua Nan Financial Holdings Co Ltd	2,773
2,981,558		Hudson City Bancorp, Inc	49,732
1,567,486	e	Huntington Bancshares, Inc	9,044
59,000		Hyakugo Bank Ltd	353
65,000		Hyakujushi Bank Ltd	370
73,895	e	IBERIABANK Corp	3,286
416,754	e	ICICI Bank Ltd (ADR)	11,986

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
11,715		IKB Deutsche Industriebank AG.	$52
106,044		Independent Bank Corp	2,528
1,303	e	Independent Bank Corp	5
37,690,000	e	Industrial & Commercial Bank of China	25,770
157,970		Industrial Bank Of Korea	2,409
430,959	e,v	IndyMac Bancorp, Inc	241
2,007,826		ING Groep NV	63,483
109,777	e	Integra Bank Corp	860
327,475		International Bancshares Corp	6,998
172,534		Investec Ltd	1,035
1,634,561		Investec plc	9,953
278,484	*	Investors Bancorp, Inc	3,637
356,402	*	Israel Discount Bank Ltd	788
131,000		Iyo Bank Ltd	1,534
1,068,500	e	Joyo Bank Ltd	5,204
22,096,440		JPMorgan Chase & Co	758,129
668,058		Julius Baer Holding AG.	44,802
78,000		Juroku Bank Ltd	383
13,393	*	Jyske Bank	797
18,000		Kagawa Bank Ltd	105
45,000		Kagoshima Bank Ltd	341
61,000	e	Kansai Urban Banking Corp	154
18,700		Kanto Tsukuba Bank Ltd	92
3,343		KAS Bank NV	141
577,700		Kasikornbank PCL	1,229
108,200		Kasikornbank PCL	230
2,361,168		Kasikornbank PCL	5,089
121,996	e	Kearny Financial Corp	1,342
75,000		Keiyo Bank Ltd	452
2,021,691		Keycorp	22,198
206,000		Kiyo Holdings, Inc	330
91,119		Komercni Banka A.S.	21,223
463,467		Kookmin Bank	27,239
226,142		Korea Exchange Bank	3,103
2,021,300	v	Krung Thai Bank PCL	511
126,578	e	Lakeland Bancorp, Inc	1,542
79,247	e	Lakeland Financial Corp	1,512
2,924		Liechtenstein Landesbank	233
6,716,419		Lloyds TSB Group plc	41,207
1,015,658	e	M&T Bank Corp	71,645
937	e	Macatawa Bank Corp	7
124,661	e	MainSource Financial Group, Inc	1,932
1,986,350		Malayan Banking BHD	4,294
1,067,628		Marshall & Ilsley Corp	16,367
15,504		MASSBANK Corp	614
181,927	e	MB Financial, Inc	4,088
221,305		MCB Bank Ltd	1,061
1,326,228	e	Mediobanca S.p.A.	22,475
51,138	*	Meridian Interstate Bancorp, Inc	497
353,155	*	Metavante Technologies, Inc	7,988
439,700	*	Metropolitan Bank & Trust	322
33,000		Michinoku Bank Ltd	85
96,192	e	Midwest Banc Holdings, Inc	468

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
26,000	e	Mie Bank Ltd	$128
59,000		Minato Bank Ltd	116
14,462,543		Mitsubishi UFJ Financial Group, Inc	127,812
2,322,800		Mitsui Trust Holdings, Inc	13,835
33,000	e	Miyazaki Bank Ltd	145
71,900		Mizrahi Tefahot Bank Ltd	569
19,021		Mizuho Financial Group, Inc	88,502
941,000	e	Mizuho Trust & Banking Co Ltd	1,622
9,400		Musashino Bank Ltd	381
60,000		Nanto Bank Ltd	300
122,714	e	Nara Bancorp, Inc	1,317
19,311	e	NASB Financial, Inc	343
1,121,996	e	National Australia Bank Ltd	28,489
298,310		National Bank Of Canada	14,815
904,607		National Bank of Greece S.A.	40,713
129,247		National Bank Of Pakistan	280
10,014,662	e	National City Corp	47,770
473,674	e	National Penn Bancshares, Inc	6,290
157,094	e	Natixis	1,729
214,206	e	NBT Bancorp, Inc	4,415
208,472		Nedbank Group Ltd	2,440
264,315	e*	Net 1 UEPS Technologies, Inc	6,423
1,256,347	e	New York Community Bancorp, Inc	22,413
653,786	e	NewAlliance Bancshares, Inc	8,159
495,936		Nishi-Nippon City Bank Ltd	1,479
89,510		Nordea Bank AB	1,250
3,346,773	e	Nordea Bank AB	45,859
22,377		Northern Rock PLC	40
1,500,963		Northern Trust Corp	102,921
102,641	*	Northfield Bancorp, Inc	1,103
102,465	e	Northwest Bancorp, Inc	2,236
45,751		OceanFirst Financial Corp	826
79,000		Ogaki Kyoritsu Bank Ltd	447
33,000		Oita Bank Ltd	209
859,706		OKO Bank (Class A)	14,841
408,082	e	Old National Bancorp	5,819
72,313	e	Old Second Bancorp, Inc	840
133,721		Oriental Financial Group, Inc	1,907
65,496	e*	Oritani Financial Corp	1,048
248,072		OTP Bank Rt	10,376
2,514,849		Oversea-Chinese Banking Corp	15,148
273,257	e	Pacific Capital Bancorp	3,765
51,823		Pacific Continental Corp	570
149,173	e	PacWest Bancorp	2,220
72,219	e	Park National Corp	3,893
15,320		PayPoint plc	181
41,815		Peapack Gladstone Financial Corp	919
25,112	*	Pennsylvania Commerce Bancorp, Inc	604
75,996		Peoples Bancorp, Inc	1,442
1,724,592		People's United Financial, Inc	26,904
1,316	e	PFF Bancorp, Inc	1
42,756	e	Piccolo Credito Valtellinese Scarl	448
126,266	e*	Pinnacle Financial Partners, Inc	2,537

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
75,063		Piraeus Bank S.A.	$2,043
1,926,919		PNC Financial Services Group, Inc	110,027
1,225,924		Popular, Inc	8,079
473,312		Powszechna Kasa Oszczednosci Bank Polski S.A.	10,171
495	e	Preferred Bank	3
102,826		Premierwest Bancorp	601
99,423	e	PrivateBancorp, Inc	3,020
216,028	e	Prosperity Bancshares, Inc	5,774
231,804	e	Provident Bankshares Corp	1,479
382,008		Provident Financial Services, Inc	5,352
252,654	e	Provident New York Bancorp	2,794
10,304,000		PT Bank Central Asia Tbk	2,775
1,483,500		PT Bank Danamon Indonesia Tbk	758
15,744,000		PT Bank Internasional Indonesia Tbk	795
11,141,500		PT Bank Mandiri Persero Tbk	3,152
884,200		Public Bank BHD	2,873
127,610		Pusan Bank	1,707
18,488	e	Raiffeisen International Bank Holding AG.	2,349
2,692,418	e	Regions Financial Corp	29,374
110,957	e	Renasant Corp	1,634
82,593	e	Republic Bancorp, Inc (Class A)	2,032
10,010	e	Resona Holdings, Inc	15,375
592,100		RHB Capital BHD	766
1,400		Ringkjoebing Landbobank AS	208
49,361	e	Rockville Financial, Inc	620
53,815	e	Roma Financial Corp	705
3,350		Roskilde Bank	125
135,601	e	Royal Bank of Canada	6,057
2,222,108	e	Royal Bank of Canada	99,872
41,825,186		Royal Bank of Scotland Group plc	178,057
401,116		Royal Bank of Scotland Group plc	1,705
162,126	e	S&T Bancorp, Inc	4,711
72,801	e	S.Y. Bancorp, Inc	1,555
88,615	e	Sandy Spring Bancorp, Inc	1,469
45,000		San-In Godo Bank Ltd	393
47,906	e	Santander BanCorp	508
671		Sapporo Hokuyo Holdings, Inc	4,540
70,004	e*	Sberbank (GDR)	25,548
55,036		SCBT Financial Corp	1,572
74,524	e	Seacoast Banking Corp of Florida	578
60,000	e	Shiga Bank Ltd	398
47,000		Shikoku Bank Ltd	198
2,100		Shimizu Bank Ltd	86
7,495,273		Shin Kong Financial Holding Co Ltd	4,994
1,514,700	e	Shinsei Bank Ltd	5,193
792,200	e	Shizuoka Bank Ltd	8,096
30,000		Shonai Bank Ltd	66
42,860		Shore Bancshares, Inc	802
1,539,800		Siam Commercial Bank PCL	3,569
37,923	e	Sierra Bancorp	626
156,625	e*	Signature Bank	4,035
100,501	e	Simmons First National Corp (Class A)	2,811
6,639,947		SinoPac Financial Holdings Co Ltd	2,874

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
115,230		Skandinaviska Enskilda Banken AB (Class A)	$2,126
48,832		Smithtown Bancorp, Inc	794
1,470,479	e	Societe Generale	127,489
487,306	e	South Financial Group, Inc	1,910
90,075	e	Southside Bancshares, Inc	1,661
100,280		Southwest Bancorp, Inc	1,153
1,976,522	e	Sovereign Bancorp, Inc	14,547
12,600		Sparebanken Midt-Norge	124
4,000		Sparebanken Nord-Norge	67
735		St Galler Kantonalbank	331
175,971	e	St George Bank Ltd	4,579
1,087,410		Standard Bank Group Ltd	10,554
1,474,235		Standard Chartered plc	41,750
69,509		State Bancorp, Inc	869
41,122		State Bank of India Ltd	1,065
9,500		State Bank of India Ltd (GDR)	511
2,193,589		State Street Corp	140,368
113,264		StellarOne Corp	1,654
119,418	e	Sterling Bancorp	1,427
435,101		Sterling Bancshares, Inc	3,955
324,017	e	Sterling Financial Corp	1,341
63,126	e	Suffolk Bancorp	1,855
11,828	e	Sumitomo Mitsui Financial Group, Inc	88,949
1,618,492	e	Sumitomo Trust & Banking Co Ltd	11,307
97,424	e*	Sun Bancorp, Inc	989
1,995,355		SunTrust Banks, Inc	72,272
466	e*	Superior Bancorp	4
639,000		Suruga Bank Ltd	8,320
475,790	e	Susquehanna Bancshares, Inc	6,514
176,539	e*	SVB Financial Group	8,493
112,247		Svenska Handelsbanken (A Shares)	2,659
167,693	e	Swedbank AB (A Shares)	3,222
141,577	e	Sydbank AS	5,381
1,915,380	e	Synovus Financial Corp	16,721
1,974,000	*	Taiwan Business Bank	741
5,068,005	e	TCF Financial Corp	60,968
126,081	e*	Texas Capital Bancshares, Inc	2,017
377,791	e	TFS Financial Corp	4,379
1,101	e	TierOne Corp	5
17,088,400	v*	TMB Bank PCL	609
26,000		Tochigi Bank Ltd	164
47,000		Toho Bank Ltd	202
19,000		Tokushima Bank Ltd	94
8,500	e	Tokyo Tomin Bank Ltd	165
34,252	e	Tompkins Trustco, Inc	1,274
1,388,432	e	Toronto-Dominion Bank	87,483
30,000		Towa Bank Ltd	29
103,743		TowneBank	1,562
71,607	e	Trico Bancshares	784
429,623	e	Trustco Bank Corp NY	3,188
291,425	e	Trustmark Corp	5,144
2,271,834		Turkiye Garanti Bankasi AS	5,240
244,332		Turkiye Halk Bankasi AS	1,160

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
838,991		Turkiye Is Bankasi	$2,748
613,051		Turkiye Vakiflar Bankasi Tao	797
9,209,017	*	UBS A.G.	191,900
7	v*	UBS AG.	-	^
641,716	e	UCBH Holdings, Inc	1,444
193,927		UMB Financial Corp	9,943
357,390	e	Umpqua Holdings Corp	4,335
995,584		Unibanco - Uniao de Bancos Brasileiros S.A.	12,694
40,083,121		UniCredito Italiano S.p.A	243,819
3,421		Union Bank FOR Saving & Inv	17
84,772	e	Union Bankshares Corp	1,262
435,307		UnionBanCal Corp	17,595
251,412		United Bank Ltd	314
222,806	e	United Bankshares, Inc	5,113
260,855	e	United Community Banks, Inc	2,225
179,528	e	United Community Financial Corp	673
91,115		United Financial Bancorp, Inc	1,018
334,715	e	United Overseas Bank Ltd	4,595
39,111	e	United Security Bancshares	569
68,548	e	Univest Corp of Pennsylvania	1,361
10,856,366		US Bancorp	302,784
177,519		UTI Bank Ltd	2,504
697,062	e	Valley National Bancorp	10,993
1,061		Verwalt & Privat-Bank AG.	271
2,025		Vestjysk Bank AS	81
60,129		ViewPoint Financial Group	885
1,080	e*	Virginia Commerce Bancorp	6
7,868		Vontobel Holding AG.	267
704,250	e	VTB Bank OJSC (GDR)	4,868
807,297	e	W Holding Co, Inc	646
10,407,529		Wachovia Corp	161,629
329,118	e	Washington Federal, Inc	5,957
5,414,356	e	Washington Mutual, Inc	26,693
83,137	e	Washington Trust Bancorp, Inc	1,638
56,100	*	Waterland Financial Holdings	17
55,788	e*	Wauwatosa Holdings, Inc	592
406,781		Webster Financial Corp	7,566
21,778,043		Wells Fargo & Co	517,229
142,094	e	WesBanco, Inc	2,437
84,604		West Bancorporation, Inc	736
110,006		West Coast Bancorp	954
174,520	e	Westamerica Bancorporation	9,178
108,900	e*	Western Alliance Bancorp	845
5,207,391		Western Union Co	128,727
170,605		Westfield Financial, Inc	1,544
2,012,021		Westpac Banking Corp	38,645
258,984	e	Whitney Holding Corp	4,739
261,893	e	Wilmington Trust Corp	6,924
104,054	e	Wilshire Bancorp, Inc	892
146,487		Wing Hang Bank Ltd	1,940
40,400		Wing Lung Bank	794
153,784	e	Wintrust Financial Corp	3,668
216,980		Woori Finance Holdings Co Ltd	3,452

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
41,879		WSFS Financial Corp	$1,868
40		Yachiyo Bank Ltd	169
58,874		Yadkin Valley Financial Corp	704
37,000		Yamagata Bank Ltd	217
751,000		Yamaguchi Financial Group, Inc	10,395
36,000		Yamanashi Chuo Bank Ltd	189
606,812	*	Yapi ve Kredi Bankasi	1,111
193,778	*	Yes Bank Ltd	518
810,920	e	Zions Bancorporation	25,536
		TOTAL DEPOSITORY INSTITUTIONS	8,736,850

EATING AND DRINKING PLACES - 0.81%
162,078	*	AFC Enterprises	1,295
30,354		Autogrill S.p.A.	363
85,678	e*	BJ's Restaurants, Inc	834
194,405	e	Bob Evans Farms, Inc	5,560
424,573		Brinker International, Inc	8,024
91,148	e*	Buffalo Wild Wings, Inc	2,263
836,175		Burger King Holdings, Inc	22,401
76,000		Cafe de Coral Holdings Ltd	136
132,704	e*	California Pizza Kitchen, Inc	1,485
130,649	e	CBRL Group, Inc	3,202
174,871	*	CEC Entertainment, Inc	4,898
378,290	e*	Cheesecake Factory	6,019
222,757	*	Chipotle Mexican Grill, Inc (Class A)	18,404
392	e*	Chipotle Mexican Grill, Inc (Class B)	30
295,508	e	CKE Restaurants, Inc	3,685
1,600		Coco's Japan Co Ltd	36
20,756,201		Compass Group plc	156,128
3,629,252		Darden Restaurants, Inc	115,918
770,423	*	Denny's Corp	2,188
93,905	e	DineEquity, Inc	3,508
227,154	e*	Domino's Pizza, Inc	2,612
7,279	*	Einstein Noah Restaurant Group, Inc	81
136,421		Enterprise Inns plc	1,098
12,000		FU JI Food and Catering Services Holdings Ltd	19
40,001		Greene King plc	354
1,700		Ichibanya Co Ltd	34
389,416	*	Jack in the Box, Inc	8,727
244,200		Jollibee Foods Corp	187
3,100	e	Kappa Create Co Ltd	59
2,000		Kentucky Fried Chicken Japan Ltd	32
4,800		Kisoji Co Ltd	97
441,382	e*	Krispy Kreme Doughnuts, Inc	2,202
66,376	e	Landry's Restaurants, Inc	1,193
110,957	*	Luby's, Inc	677
72,275		Marston's plc	253
6,213,197		McDonald's Corp	349,306
18,700		McDonald's Holdings Co Japan Ltd	284
115,278		Mitchells & Butlers plc	468
63,191	e*	Morton's Restaurant Group, Inc	435
6,800	e	MOS Food Services, Inc	83
132,551	e	O'Charleys, Inc	1,333

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
114,767		Onex Corp	$3,380
181,342	*	Papa John's International, Inc	4,822
129,203	e*	PF Chang's China Bistro, Inc	2,886
8,100	e	Plenus Co Ltd	123
70,738		Punch Taverns plc	440
94,633	e*	Red Robin Gourmet Burgers, Inc	2,625
52,351		Restaurant Group plc	130
30,802	*	Rick's Cabaret International, Inc	517
6,100	e	Royal Holdings Co Ltd	63
309,823	e	Ruby Tuesday, Inc	1,673
91,608	e*	Ruth's Chris Steak House, Inc	475
8,500	e	Saizeriya Co Ltd	75
26,934		Sodexho Alliance S.A.	1,762
327,438	e*	Sonic Corp	4,846
1,900	e	St Marc Holdings Co Ltd	82
76		Starbucks Coffee Japan Ltd	35
3,281,050	*	Starbucks Corp	51,644
180,852	e*	Steak N Shake Co	1,145
108,000		Tao Heung Holdings Ltd	34
293,588	e*	Texas Roadhouse, Inc (Class A)	2,633
783,703		Tim Hortons, Inc	22,484
359,623	e	Triarc Cos (Class B)	2,276
690,000	*	Vongroup Ltd	22
5,600	e	WATAMI Co Ltd	89
321,617		Wendy's International, Inc	8,754
30,154		Wetherspoon (J.D.) plc	120
53,580		Whitbread plc	1,307
123	e	Yoshinoya D&C Co Ltd	147
2,820,548		Yum! Brands, Inc	98,973
18,800	e	Zensho Co Ltd	101
		TOTAL EATING AND DRINKING PLACES	939,574

EDUCATIONAL SERVICES - 0.09%
62,930	e*	American Public Education, Inc	2,457
760,280	*	Apollo Group, Inc (Class A)	33,650
88,272		Benesse Corp	3,575
13,006		BPP Holdings plc	122
589,284		CAE, Inc	6,657
387,624	e*	Career Education Corp	5,663
471,314	e*	Corinthian Colleges, Inc	5,472
265,402		DeVry, Inc	14,231
196,047	e*	ITT Educational Services, Inc	16,199
31,519	*	K12, Inc	675
46,609	*	Learning Tree International, Inc	797
16,858	e*	Lincoln Educational Services Corp	196
70,305	*	Princeton Review, Inc	475
354,000		Raffles Education Corp Ltd	294
62,594		Strayer Education, Inc	13,087
124,277	e*	Universal Technical Institute, Inc	1,548
82,735		UP, Inc	460
335,000		YBM Sisa.com, Inc	3,644
		TOTAL EDUCATIONAL SERVICES	109,202

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
ELECTRIC, GAS, AND SANITARY SERVICES - 4.80%
1,114,739	e	A2A S.p.A.	$4,070
28,534		ACEA S.p.A.	541
5,123	e	AcegasAps S.p.A.	43
5,631		Actelios S.p.A.	60
4,136,675	*	AES Corp	79,466
318,755	e	AGL Energy Ltd	4,366
292,941		AGL Resources, Inc	10,130
9,612		Algonquin Power Income Fund	72
765,860		Allegheny Energy, Inc	38,377
158,303		Allete, Inc	6,649
415,691		Alliant Energy Corp	14,242
5,857,976	*	Allied Waste Industries, Inc	73,928
789,070		Ameren Corp	33,322
116,691	e	American Ecology Corp	3,446
2,793,543		American Electric Power Co, Inc	112,384
105,417	e	American States Water Co	3,683
540,117		American Water Works Co, Inc	11,980
503,926		Aqua America, Inc	8,048
2,195,100	*	Aquila, Inc	8,276
24,964		Ascopiave S.p.A.	61
10,838		Atco Ltd	553
345,009		Atmos Energy Corp	9,512
5,992,561		AU Optronics Corp	9,477
357,120	e	Avista Corp	7,664
175,393	e	Babcock & Brown Power	107
462,816	e*	Beacon Power Corp	963
6,897		BFI Canada Income Fund	157
210,116		Black Hills Corp	6,736
5,485		Boralex Inc	77
5,909		Boralex Power Income Fund	32
5,059,118		British Energy Group plc	71,172
101,723	e	California Water Service Group	3,333
1,646,211	e*	Calpine Corp	37,139
28,841	e	Caltex Australia Ltd	360
36,097		Canadian Hydro Developers Inc	189
164,017		Canadian Utilities Ltd	7,081
125,142	*	Casella Waste Systems, Inc (Class A)	1,525
1,929,829		Centerpoint Energy, Inc	30,974
69,971		Central Vermont Public Service Corp	1,355
3,524,250		Centrica plc	21,676
14,715	*	Ceres Power Holdings plc	56
188,227		CEZ	16,717
102,896	e	CH Energy Group, Inc	3,660
45,462		Chesapeake Utilities Corp	1,169
1,265,000	e	China Resources Power Holdings Co	3,078
940,000	*	China Solar Energy Holdings Ltd	34
15,247,848	e*	China Water Affairs Group Ltd	4,500
1,264,500		Chubu Electric Power Co, Inc	30,887
494,143		Chugoku Electric Power Co, Inc	10,544
105,291	e	CIR-Compagnie Industriali Riunite S.p.A.	289
114,477	e*	Clean Energy Fuels Corp	1,315
128,076	e*	Clean Harbors, Inc	9,101

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
332,425		Cleco Corp	$7,755
1,515,389	e	CLP Holdings Ltd	12,996
3,270,460	e	CMS Energy Corp	48,730
5,728,632	*	Colbun S.A.	1,040
93,695		Companhia de Saneamento Basico do Estado de Sao Paulo	2,396
267,212		Companhia Energetica de Minas Gerais	6,481
132,988		Companhia Energetica de Sao Paulo (Class B)	2,721
83,902		Companhia Paranaense de Energia	1,706
43,089		Connecticut Water Service, Inc	965
1,022,046		Consolidated Edison, Inc	39,952
79,465	e	Consolidated Water Co, Inc	1,573
1,510,845		Constellation Energy Group, Inc	124,040
1,453,593		Contact Energy Ltd	8,847
840,128	*	Covanta Holding Corp	22,423
119,600		CPFL Energia S.A.	2,708
212,513	e	Crosstex Energy, Inc	7,366
415,137		Dogan Sirketler Grubu Holdings	506
2,212,154		Dominion Resources, Inc	105,055
435,612	e	DPL, Inc	11,491
94,630		Drax Group plc	1,386
762,190		DTE Energy Co	32,347
1,322,665		DUET Group	3,281
5,399,272		Duke Energy Corp	93,839
1,862,172	*	Dynegy, Inc (Class A)	15,922
1,167,169		E.ON AG.	235,236
4,130	e	EDF Energies Nouvelles S.A.	275
2,067,188		Edison International	106,212
52,192		EDP - Energias do Brasil S.A.	1,039
3,233,093		El Paso Corp	70,287
284,405	*	El Paso Electric Co	5,631
304,520		Electric Power Development Co	11,306
1,522,425	e	Electricite de France	144,220
10,000		Electricity Generating PCL	25
87,703		Eletropaulo Metropolitana de Sao Paulo S.A.	2,047
30,668	*	ElSwedy Cables Holding Co	762
7,419		Emera Inc	168
182,526		Empire District Electric Co	3,384
2,400	*	Empresa Distribuidora Y Comercializadora Norte (ADR)	27
2,775,441		Empresa Nacional de Electricidad S.A.	4,014
120,814		Enagas	3,410
488,477	e	Enbridge, Inc	21,106
6,895,628	e	Enel S.p.A.	65,415
544,933		Energen Corp	42,521
1,365,146		Energias de Portugal S.A.	7,099
1,272,319	e	Energy Developments Ltd	3,148
694,889		Energy East Corp	17,178
13,009		Energy Savings Income Fund	180
159,498	*	Energy World Corp Ltd	179
174,978		EnergySolutions, Inc	3,911
39,683	e	EnergySouth, Inc	1,947
55,839	e*	EnerNOC, Inc	1,002
10,979,377		Enersis S.A.	3,411
7,094	*	EnerTAD S.p.A.	28

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
19,966	e	Enia S.p.A.	$249
197,645		Enka Insaat ve Sanayi AS	2,280
890,863		Entergy Corp	107,331
115,763		Envestra Ltd	71
4,893,058		Exelon Corp	440,179
11,057	e	Fersa Energias Renovables S.A.	77
2,988,344		First Philippine Holdings Corp	1,479
1,859,211		FirstEnergy Corp	153,069
187,363		Fortis Inc	4,990
1,013,692		Fortum Oyj	51,308
3,263,583	*	FPL Group, Inc	214,026
86,624		Gas Natural SDG S.A.	5,030
501,163	e*	Gaz de France	32,089
484,700	v	Glow Energy PCL	428
6,397		Great Lakes Hydro Income Fund	120
325,907	e	Great Plains Energy, Inc	8,239
9,800	*	Greentech Energy Systems	164
23,000		Guangdong Electric Power Development Co Ltd (Class B)	11
2,914,000		Guangdong Investments Ltd	1,183
4,250		Hafslund ASA (B shares)	88
48,210		Hastie Group Ltd	129
61,761		Hastings Diversified Utilities Fund	121
380,126	e	Hawaiian Electric Industries, Inc	9,401
152,702	e	Hera S.p.A.	621
361,200		Hokkaido Electric Power Co, Inc	7,356
224,900		Hokuriku Electric Power Co	5,348
3,378,199	e	Hong Kong & China Gas Ltd	8,039
3,358,872		Hong Kong Electric Holdings Ltd	20,098
2,614,000	e	Huaneng Power International, Inc	1,814
27,761		Hunting plc	484
635,790	*	Iberdrola Renovables	4,898
6,512,526	e	Iberdrola S.A.	86,772
237,554	e	Idacorp, Inc	6,863
550,406		Integrys Energy Group, Inc	27,977
12,400	v	Interconexion Electrica S.A.	1,376
1,131,829		International Power plc	9,696
12,561		Inversiones Aguas Metropolitanas S.A.	13
73,726		Iride S.p.A.	226
282,571		ITC Holdings Corp	14,442
19		Japan Wind Development Co Ltd	67
53,800		Jordanian Electric Power Co	503
1,142,687		Kansai Electric Power Co, Inc	26,770
7,995		Keyera Facilities Income Fund	174
355,959	*	KOC Holding AS	973
219,207		Korea Electric Power Corp	6,433
18,567		Korea Gas Corp	1,351
376,121		Kyushu Electric Power Co, Inc	7,870
135,188	e	Laclede Group, Inc	5,458
9,296		Lassila & Tikanoja Oyj	227
362,550		Manila Electric Co	311
803,234		MDU Resources Group, Inc	28,001
126,500	e	MGE Energy, Inc	4,126
68,894		Middlesex Water Co	1,143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,159,088	e*	Mirant Corp	$45,378
3,170,874		MMC Corp BHD	2,684
510,089	e	National Fuel Gas Co	30,340
2,151,358		National Grid plc	28,201
275,175	e	New Jersey Resources Corp	8,984
5,599		Newalta Income Fund	109
273,169	e	Nicor, Inc	11,634
1,433,075		NiSource, Inc	25,681
956,461		Northeast Utilities	24,418
8,253		Northland Power Income Fund	104
150,519		Northumbrian Water Group plc	942
168,201		Northwest Natural Gas Co	7,781
216,065		NorthWestern Corp	5,492
1,826,255	*	NRG Energy, Inc	78,346
406,233		NSTAR	13,739
765,829	*	NTPC Ltd	2,717
300,000	e*	Ocean Power Technologies, Inc	2,700
70,708	e	Oest Elektrizitatswirts AG. (Class A)	6,314
348,100		OGE Energy Corp	11,038
4,000		Okinawa Electric Power Co, Inc	198
394,206		Oneok, Inc	19,249
110,797		Ormat Industries	1,439
103,985	e	Ormat Technologies, Inc	5,114
3,629,200		Osaka Gas Co Ltd	13,313
179,450	e	Otter Tail Corp	6,968
98,797		Pennon Group plc	1,250
1,176,355		Pepco Holdings, Inc	30,174
398,200		Petronas Gas BHD	1,212
952,991		Petronet LNG Ltd	1,260
1,989,156		PG&E Corp	78,950
89,392	e*	Pico Holdings, Inc	3,884
466,161		Piedmont Natural Gas Co, Inc	12,195
95,975	e*	Pike Electric Corp	1,594
379,272		Pinnacle West Capital Corp	11,670
453,367	*	Plug Power, Inc	1,065
454,120	e	PNM Resources, Inc	5,431
4,673,000		PNOC Energy Development Corp	540
1,092,089		Polish Oil & Gas Co	1,704
388,438		Portland General Electric Co	8,748
1,655	*	Poweo	73
3,626,444		PPL Corp	189,554
1,472,060		Progress Energy, Inc	61,576
495,639	m,v*	Progress Energy, Inc	5
3,044,000		PT Perusahaan Gas Negara	4,301
5,088,529		Public Service Enterprise Group, Inc	233,716
491,339		Puget Energy, Inc	11,787
16,089	e	Puma AG. Rudolf Dassler Sport	5,388
1,560,620		Questar Corp	110,866
199		Raetia Energie AG.	96
391,400	v	Ratchaburi Electricity Generating Holding PCL	492
78,525		Red Electrica de Espana	5,097
87,576		Reliance Energy Ltd	1,596
507,833	*	Reliance Natural Resources Ltd	766

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,065,729	*	Reliant Energy, Inc	$43,938
1,126,102		Republic Services, Inc	33,445
90,911	e	Resource America, Inc (Class A)	847
28,295		RWE AG.	2,846
776,281		RWE AG.	98,010
69,000		Saibu Gas Co Ltd	158
533,626		SCANA Corp	19,744
1,374,668		Scottish & Southern Energy plc	38,302
920	e	Seche Environnement S.A.	121
1,443,554		Sempra Energy	81,489
150,938		Severn Trent plc	3,841
63,058		Shanks Group plc	292
421,100	e	Shikoku Electric Power Co, Inc	11,579
13,000		Shizuoka Gas Co Ltd	56
898,798		Sierra Pacific Resources	11,424
33,000	*	Sino-Environment Technology Group Ltd	33
88,391	e	SJW Corp	2,334
1,181,015	e	Snam Rete Gas S.p.A.	8,050
6,555,009		Sojitz Holdings Corp	21,867
8,079	e*	Solaria Energia y Medio Ambiente S.A.	116
202,337	e	South Jersey Industries, Inc	7,559
2,884,144		Southern Co	100,714
438,172		Southern Union Co	11,839
233,080		Southwest Gas Corp	6,929
123,450	e	Southwest Water Co	1,237
278,582		SP AusNet	283
353,441	*	Stericycle, Inc	18,273
2,536,561	e	Suez S.A.	171,947
63,444		Tata Power Co Ltd	1,559
970,714	e	TECO Energy, Inc	20,861
1,322,375		Tenaga Nasional BHD	3,308
258,000	e	Toho Gas Co Ltd	1,415
325,600		Tohoku Electric Power Co, Inc	7,092
1,524,256		Tokyo Electric Power Co, Inc	39,247
1,747,458		Tokyo Gas Co Ltd	7,061
139,396		Tractebel Energia S.A.	2,078
277,342		TransAlta Corp	10,025
22,000	e	Transportadora de Gas del Sur S.A. (ADR)	78
698,617		UGI Corp	20,057
142,989	e	UIL Holdings Corp	4,205
62,900		Ultrapar Participacoes S.A.	2,417
16,300	v	Unified Energy System (ADR)	1,663
45,938	m,v*	Unified Energy System (GDR)	4,594
873,582	e*	Union Fenosa S.A.	50,766
217,387		Unisource Energy Corp	6,741
2,115,438	*	United Utilities plc	28,787
5,312		Universal Energy Group Ltd	74
66,559		Vector Ltd	97
291,038		Vectren Corp	9,083
217,784	e	Veolia Environnement	12,158
393,929	*	Waste Connections, Inc	12,578
140,041	e*	Waste Services, Inc	986
1,603,920		Westar Energy, Inc	34,500

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
303,885	e	WGL Holdings, Inc	$10,557
2,446,465		Williams Cos, Inc	98,617
441,974		Wisconsin Energy Corp	19,986
1,605,179		Xcel Energy, Inc	32,216
19,605		Zhejiang Southeast Electric Power Co (Class B)	15
1,791		Zhongde Waste Technology AG.	71
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,604,800

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.20%
182,000	*	AAC Acoustic Technologies Holdings, Inc	153
3,930		Aastra Technologies Ltd	85
3,216,874		ABB Ltd	91,056
42,705		ABB Ltd India	800
125,323	e*	Acme Packet, Inc	973
169,157	*	Actel Corp	2,850
277,784	e	Acuity Brands, Inc	13,356
748,301	*	Adaptec, Inc	2,395
444,000	*	ADC Telecommunications, Inc	6,558
343,897		Adtran, Inc	8,199
220,526	*	Advanced Analogic Technologies, Inc	911
220,298	*	Advanced Battery Technologies, Inc	1,271
248,545	*	Advanced Energy Industries, Inc	3,405
2,317,775	e*	Advanced Micro Devices, Inc	13,513
3,537,808		Advanced Semiconductor Engineering, Inc	3,171
306,540	e	Advantest Corp	6,461
18,406		Aga Rangemaster Group plc	70
3,900	e	Aiphone Co Ltd	62
119,536	e*	Airvana, Inc	641
1,559,076	e	Alcatel S.A.	9,412
10,200	e	Alpine Electronics, Inc	108
161,122	e	Alps Electric Co Ltd	1,667
1,525,948		Altera Corp	31,587
229,867	e*	American Superconductor Corp	8,241
548,689		Ametek, Inc	25,909
754,508	e*	Amkor Technology, Inc	7,854
996,383		Amphenol Corp (Class A)	44,718
331,021	e*	Anadigics, Inc	3,261
1,597,220		Analog Devices, Inc	50,744
435,707		Ansaldo STS S.p.A.	6,537
5,639,787	*	Apple Computer, Inc	944,326
406,850	e*	Applied Micro Circuits Corp	3,483
67,332		Applied Signal Technology, Inc	920
116,572		Arcelik AS	408
439,268	e	ARM Holdings plc	742
741,492	*	Arris Group, Inc	6,266
11,848	*	Ascent Solar Technologies, Inc	123
8,031		Ascom Holding AG.	78
4,373,678		Asustek Computer, Inc	11,880
354,710	e*	Atheros Communications, Inc	10,641
2,406,118	*	Atmel Corp	8,373
180,488	e*	ATMI, Inc	5,039
4,951		Austria Technologie & Systemtechnik AG.	85
2,903		Austriamicrosystems AG.	119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,001,997	e*	Avanex Corp	$1,132
4,456,950		Avermedia Technologies	6,940
9,100		Avex Group Holdings, Inc	102
892,356	*	Avnet, Inc	24,343
212,754	e	AVX Corp	2,406
26	e	Axell Corp	93
77,009	e*	AZZ, Inc	3,073
280,004	e	Baldor Electric Co	9,795
20,896	*	Ballard Power Systems, Inc	81
5,866	e	Bang & Olufsen AS (B Shares)	236
6,439	e	Barco NV	418
68,850		Bel Fuse, Inc (Class B)	1,701
514,284	*	Benchmark Electronics, Inc	8,403
934	*	Bharat Electronics Ltd	22
258,091	e*	BigBand Networks, Inc	1,221
576,705	*	Bookham, Inc	975
3,266,501	*	Broadcom Corp (Class A)	89,143
675,900		Byd Co Ltd	868
1,987	e*	C&D Technologies, Inc	17
5,500		Canon Electronics, Inc	139
858,615	*	Capstone Turbine Corp	3,598
3,791		Carbone Lorraine	208
53,078	*	Celestica, Inc	447
12,421	*	Centrotherm Photovoltaics AG.	1,128
174,155	e*	Ceradyne, Inc	5,974
115,797	*	Ceva, Inc	923
318,000	e*	Chartered Semiconductor Manufacturing Ltd	182
244,610	*	Checkpoint Systems, Inc	5,107
241,678		Cheng Uei Precision Industry Co Ltd	413
3,756,115		Chi Mei Optoelectronics Corp	4,328
164,529	*	China BAK Battery, Inc	775
11,538	e,m,v*	China Energy Savings Technology, Inc	1
143,996	*	China Security & Surveillance Technology, Inc	1,941
68,550		Chloride Group plc	354
14,261		Chrysalis Group plc	30
6,980,000		Chunghwa Picture Tubes Ltd	1,825
564,755	e*	Ciena Corp	13,085
36,016,494	*	Cisco Systems, Inc	837,744
21,000		Clarion Co Ltd	40
11,700	e	CMK Corp	79
201,500		Compal Communications, Inc	243
158,677	*	Comtech Telecommunications Corp	7,775
6,453	e	Conergy AG.	133
78,364	*	Conexant Systems, Inc	353
926,412		Cooper Industries Ltd (Class A)	36,593
6,000	e	Cosel Co Ltd	49
44,022	*	CPI International, Inc	541
382,716	e*	Cree, Inc	8,730
35,212	e*	CSR plc	187
242,030		CTS Corp	2,432
135,161		Cubic Corp	3,011
612,141	*	Cypress Semiconductor Corp	15,150
511,078		Daiichikosho Co Ltd	5,141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
58,000	e	Dainippon Screen Manufacturing Co Ltd	$233
11,000		Daiwa Industries Ltd	53
91,000		Datacraft Asia Ltd	93
2,710,000	e	Datang International Power Generation Co Ltd	1,611
9,951		De'Longhi S.p.A.	46
167,200	e*	Diodes, Inc	4,621
465,141	*	Dolby Laboratories, Inc (Class A)	18,745
181,296	*	DSP Group, Inc	1,269
100,800	e*	DTS, Inc	3,157
16,564		E2V Technologies plc	84
895,515		Eaton Corp	76,092
203,287	e*	EchoStar Corp (Class A)	6,347
6,114	*	EEMS Italia S.p.A.	22
3,800	e	Eizo Nanao Corp	81
171,066	*	Electro Scientific Industries, Inc	2,424
2,710		Elica S.p.A.	8
10,700	*	Eltek ASA	64
387,761	*	Emcore Corp	2,427
98,934	*	EMS Technologies, Inc	2,161
304,523	*	Energizer Holdings, Inc	22,258
224,203	e*	Energy Conversion Devices, Inc	16,510
166,213	*	EnerSys	5,689
11,962	*	Entropic Communications, Inc	57
305,048		Epcos AG.	5,036
411,465		Epistar Corp	742
3,231,241	e	Ericsson (LM) (B Shares)	33,600
1,570	*	Ersol Solar Energy AG.	250
20,100	*	Etelos, Inc	80
558,636	e*	Evergreen Solar, Inc	5,413
217,000		Everlight Electronics Co Ltd	559
6,750		Evertz Technologies Ltd	129
2,688		EVS Broadcast Equipment S.A.	239
206,339	e*	Exar Corp	1,556
929,299	*	Fairchild Semiconductor International, Inc	10,901
1,755,737	e*	Finisar Corp	2,089
301,264	*	First Solar, Inc	82,191
110,156		Fisher & Paykel Appliances Holdings Ltd	166
939,038		Fisher & Paykel Healthcare Corp	1,681
5,500	e	Foster Electric Co Ltd	103
1,621,470	e*	Foxconn International Holdings Ltd	1,573
382,085		Foxconn Technology Co Ltd	1,766
117,489	e	Franklin Electric Co, Inc	4,556
341,709	e*	FuelCell Energy, Inc	2,426
2,638,401	e	Fuji Electric Holdings Co Ltd	9,329
16,000		Fujitsu General Ltd	75
5,800		Funai Electric Co Ltd	149
8,800		Futaba Corp/Chiba	151
325,212		Gamesa Corp Tecnologica S.A.	15,921
19,925	e*	Gemalto NV	723
100	e	Geo Corp	84
892,231		Geodesic Information Systems Ltd	3,437
7,987		Gewiss S.p.A.	45
11,329		GFI Informatique	71

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
106,269	*	Globecomm Systems, Inc	$878
55,548	e	GN Store Nord	265
636,002	*	GrafTech International Ltd	17,064
140,794	e*	Greatbatch, Inc	2,436
6,672	*	GreenHunter Energy, Inc	91
8,266		Groupe Steria SCA	227
74,000	e	GS Yuasa Corp	355
4,283,727	*	GVK Power & Infrastructure Ltd	3,439
99,333		Halma plc	420
138,600	e	Hamamatsu Photonics KK	3,606
143,300	v	Hana Microelectronics PCL	79
2,999,400		HannStar Display Corp	1,092
355,620		Harman International Industries, Inc	14,719
672,898	*	Harmonic, Inc	6,399
713,729		Harris Corp	36,036
149,635	e*	Harris Stratex Networks, Inc (Class A)	1,420
188,397	e*	Helen of Troy Ltd	3,037
516,144	e*	Hexcel Corp	9,962
421,053		High Tech Computer Corp	9,410
19,449	e	Hirose Electric Co Ltd	1,954
92,490		Hitachi Chemical Co Ltd	1,909
103,400		Hitachi High-Technologies Corp	2,399
3,662,379	e	Hitachi Ltd	26,375
15,700		Hitachi Maxell Ltd	198
118,511	*	Hittite Microwave Corp	4,221
5,533,344		Hon Hai Precision Industry Co, Ltd	27,211
6,402,090		Honeywell International, Inc	321,897
8,200		Horiba Ltd	217
17,300	e	Hosiden Corp	369
558,558		Hoya Corp	12,937
4,034		Huber & Suhner AG.	170
156,956	e*	Hutchinson Technology, Inc	2,109
279,730	*	Hynix Semiconductor, Inc	6,674
2,928		Hyundai Autonet Co Ltd	13
120,421	e	Ibiden Co Ltd	4,385
2,600		Icom, Inc	66
7,100		Idec Corp	85
58,378	*	Imagination Technologies Group plc	78
183,019	e	Imation Corp	4,195
15,318		Imtech NV	358
11,021	e	Indesit Co S.p.A.	122
1,943,557	e*	Infineon Technologies AG.	16,869
550,000	*	Infineon Technologies AG. (ADR)	4,692
514,596	e*	Infinera Corp	4,539
3,900		Information Services International-Dentsu Ltd	30
1,890,324		InnoLux Display Corp	3,380
1,347,100		Inotera Memories, Inc	788
878,880	*	Integrated Device Technology, Inc	8,736
35,946,146		Intel Corp	772,123
250,651	e*	InterDigital, Inc	6,096
278,651	*	International Rectifier Corp	5,350
491,325		Intersil Corp (Class A)	11,949
246,973	*	InterVoice, Inc	1,408

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,348		Ion Beam Applications	$107
101,719	e*	IPG Photonics Corp	1,913
86,574	e*	iRobot Corp	1,190
162,297	*	IXYS Corp	1,938
48,000		Janome Sewing Machine Co Ltd	39
17,000	e	Japan Aviation Electronics Industry Ltd	149
5,000		Japan Digital Laboratory Co Ltd	60
27,000		Japan Radio Co Ltd	79
260,011	e*	Jarden Corp	4,743
907,544	e*	JDS Uniphase Corp	10,310
617,086	e	Johnson Electric Holdings Ltd	276
124,000	e	Jurong Technologies Industrial Corp Ltd	26
535,721	e*	Kemet Corp	1,736
173,800		Kinsus Interconnect Technology Corp	383
8,700	e	Koa Corp	62
753,609	e	Koninklijke Philips Electronics NV	25,521
9,486		Koor Industries Ltd	622
88	m,v*	Koor Industries Ltd	2
11,251	e	Kudelski S.A.	138
198,898	e	Kyocera Corp	18,763
950,855		L-3 Communications Holdings, Inc	86,404
49,971		Laird Group plc	389
764,918	*	Lattice Semiconductor Corp	2,394
445,129	e	Legrand S.A.	11,201
90,869		LG Electronics, Inc	10,276
12,918		LG Electronics, Inc	654
169,971		Lincoln Electric Holdings, Inc	13,377
1,185,950	e	Linear Technology Corp	38,626
140,075	*	Littelfuse, Inc	4,419
2,202		Loewe AG.	42
59,040	*	Loral Space & Communications, Inc	1,040
116,791	e	LSI Industries, Inc	948
3,557,674	*	LSI Logic Corp	21,844
18,511	e	Mabuchi Motor Co Ltd	1,005
2,770,400		Macronix International	1,211
7,426	m,v*	Manz Automation AG.	158
10,834	*	Manz Automation AG.	2,804
6,319,375	*	Marvell Technology Group Ltd	111,600
146,000		Matsunichi Communication Holdings Ltd	118
1,440,054		Matsushita Electric Industrial Co Ltd	30,808
603,350		Matsushita Electric Industrial Co Ltd (ADR)	12,924
22,657		Matsushita Electric Works Ltd	231
314,115	*	Mattson Technology, Inc	1,495
5,042,870		Maxim Integrated Products, Inc	106,657
97,756	*	Maxwell Technologies, Inc	1,038
183,000		Meadville Holdings Ltd	44
829,475		MediaTek, Inc	9,549
130,382	e*	Medis Technologies Ltd	439
4,200	e	Megachips Corp	47
2,400		Meiko Electronics Co	70
7,518		Melexis NV	119
1,893,438	*	MEMC Electronic Materials, Inc	116,522
136,537	*	Mercury Computer Systems, Inc	1,028

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
42		Metall Zug AG.(B Shares)	$121
246,002		Methode Electronics, Inc	2,571
743	*	Meyer Burger Technology AG.	221
310,972		Micrel, Inc	2,845
752,566	e	Microchip Technology, Inc	22,983
4,746,433	*	Micron Technology, Inc	28,479
8,103	*	Micronas Semiconductor Holdings, Inc	57
10,800	*	Micronic Laser Systems AB	43
422,943	e*	Microsemi Corp	10,650
289,233	*	Microtune, Inc	1,001
293,383	*	Microvision, Inc	807
31,989	e	Millicom International Cellular S.A.	3,293
6,000	e	Mimasu Semiconductor Industry Co Ltd	116
768,741		Minebea Co Ltd	4,396
237,143	*	MIPS Technologies, Inc	889
600		Miraial Co Ltd	14
46,000		Mitsubishi Cable Industries Ltd	59
5,643,435		Mitsubishi Electric Corp	61,039
6,900		Mitsui High-Tec, Inc	55
356,349	e	Mitsumi Electric Co Ltd	7,945
531,254		Molex, Inc	12,968
140,440	*	Monolithic Power Systems, Inc	3,036
240,265	*	Moog, Inc (Class A)	8,947
800,580		Mosel Vitelic, Inc	519
135,500		Motech Industries, Inc	1,052
9,296,496		Motorola, Inc	68,236
831,389	e*	MRV Communications, Inc	989
106,058	e*	Multi-Fineline Electronix, Inc	2,935
257,600		Murata Manufacturing Co Ltd	12,153
141,273		Nan Ya Printed Circuit Board Corp	706
2,204,096		Nanya Technology Corp	989
23,922	e	National Presto Industries, Inc	1,535
2,258,530		National Semiconductor Corp	46,390
32,557	e*	NEC Electronics Corp	814
6,000	e	NEC Tokin Corp	21
71,000		Neo-Neon Holdings Ltd	31
3,125,809	*	NetApp, Inc	67,705
90,537	e*	Netlogic Microsystems, Inc	3,006
7,288		Nexans S.A.	893
105,295	e	NGK Spark Plug Co Ltd	1,212
48,304	*	Nice Systems Ltd	1,433
15,600		Nichicon Corp	127
5,300		Nidec Copal Electronics Corp	32
118,844	e	Nidec Corp	7,916
5,300	e	Nihon Dempa Kogyo Co Ltd	112
16,100	e	Nihon Unisys Ltd	249
29,000	e	Nippon Carbon Co Ltd	138
31,000		Nippon Chemi-Con Corp	113
12,900		Nippon Signal Co Ltd	73
7,800		Nissha Printing Co Ltd	449
18,000		Nissin Electric Co Ltd	76
79,173		Nitto Denko Corp	3,043
7,200		Nitto Kogyo Corp	69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
6,300	e	NKT Holding AS	$506
6,000		Nohmi Bosai Ltd	38
6,847,626		Nokia Oyj	167,376
530,841	e*	Nortel Networks Corp	4,347
1,273,904	e*	Novellus Systems, Inc	26,994
26,728	*	NVE Corp	846
5,305,740	*	Nvidia Corp	99,323
3,600	e	Obara Corp	47
5,401		Oberthur Technologies	37
303,221	e*	Omnivision Technologies, Inc	3,666
189,608		Omron Corp	4,092
1,951,230	e*	ON Semiconductor Corp	17,893
5,190	e*	Openwave Systems, Inc	8
117,890	e*	Oplink Communications, Inc	1,132
138,499	e*	OpNext, Inc	745
9,335	e*	Option NV	55
65,312	e*	Optium Corp	475
653,000		Origin Electric Co Ltd	3,864
12,985	e*	Orion Energy Systems, Inc	130
87,748	e*	OSI Systems, Inc	1,880
126,755		Park Electrochemical Corp	3,081
122,693	*	Parkervision, Inc	1,218
2,199	*	Parrot S.A.	39
139,857	*	Pericom Semiconductor Corp	2,075
250,454		Phoenix Electric Co Ltd	586
246,414	*	Photronics, Inc	1,735
29,000	e	Pioneer Corp	233
292,584		Plantronics, Inc	6,530
282,973	*	Plexus Corp	7,833
138,442	e*	PLX Technology, Inc	1,056
1,829,235	e*	PMC - Sierra, Inc	13,994
496,331	*	Polycom, Inc	12,091
110,331	e*	Polypore International, Inc	2,795
39,864	*	Powell Industries, Inc	2,010
164,753	*	Power Integrations, Inc	5,208
7,594,035		Powerchip Semiconductor Corp	2,156
457,492	e*	Power-One, Inc	865
739,750		Powertech Technology, Inc	2,586
802,879	e*	Powerwave Technologies, Inc	3,412
4,562,000		ProMOS Technologies, Inc	883
74,894		PV Crystalox Solar plc	296
39,846	e*	Q-Cells AG.	4,036
714,285	*	QLogic Corp	10,421
10,856,576		Qualcomm, Inc	481,706
422,240	*	Quantum Fuel Systems Technologies Worldwide, Inc	1,300
2,032,465		RadioShack Corp	24,938
100,788	*	Radyne Corp	1,152
423,492	e*	Rambus, Inc	8,076
88,937	e	Raven Industries, Inc	2,915
320,337		Realtek Semiconductor Corp	654
71,087		Redes Energeticas Nacionais S.A.	316
188,568	e	Regal-Beloit Corp	7,967
573,074	*	Reliance Communication Ventures Ltd	5,921

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
11,241	*	Reliance Power Ltd	$36
253,630	e*	Renewable Energy Corp AS	6,548
21,300	*	Research In Motion Ltd	2,490
918,182	*	Research In Motion Ltd	107,774
135,128		Reunert Ltd	843
1,468,475	e*	RF Micro Devices, Inc	4,259
85,000		Richtek Technology Corp	658
1,022,196		Ricoh Co Ltd	18,501
15,084	e	Rinnai Corp	578
107,883	*	Rogers Corp	4,055
161,945		Rohm Co Ltd	9,351
75,411	e*	Rubicon Technology, Inc	1,532
1,893		SAES Getters S.p.A.	36
4,683		Saft Groupe S.A.	204
48,745		Samsung Electro-Mechanics Co Ltd	1,805
115,262		Samsung Electronics Co Ltd	68,862
18,044		Samsung Electronics Co Ltd	7,778
27,970		Samsung SDI Co Ltd	2,232
38,000	e	Sanken Electric Co Ltd	225
3,776,555	*	Sanmina-SCI Corp	4,834
13,000		Sanyo Denki Co Ltd	58
298,000	e*	Sanyo Electric Co Ltd	693
408,459		Satyam Computer Services Ltd	4,152
269		Schweiter Technologies AG.	109
187,442	e*	Seachange International, Inc	1,342
7,755		SEB S.A.	454
5,000		SEC Carbon Ltd	38
424,163	*	Semtech Corp	5,968
180,724	*	SGL Carbon AG.	12,669
383,771	e	Sharp Corp	6,256
65,000		Shell Electric MFG	37
10,000	e	Shibaura Mechatronics Corp	55
20,000		Shindengen Electric Manufacturing Co Ltd	65
4,700	e	Shinkawa Ltd	59
73,000	e	Shinko Electric Industries	903
227,595	e*	ShoreTel, Inc	1,006
72,436		Siemens India Ltd	655
563,136	*	Silicon Image, Inc	4,083
199,578	*	Silicon Laboratories, Inc	7,203
575,070	*	Silicon Storage Technology, Inc	1,593
2,465,076		Siliconware Precision Industries Co	3,627
198,000		SIM Technology Group Ltd	18
131,000		Sino-American Silicon Products, Inc	599
7,176,537	e*	Sirius Satellite Radio, Inc	13,779
1,077,418	e*	Skyworks Solutions, Inc	10,634
272,198	e*	Smart Modular Technologies WWH, Inc	1,043
972,958		Smiths Group plc	20,964
16,000		SMK Corp	76
19,750	e*	SOITEC	120
3,300	*	Solar Millennium AG.	141
2,502	e*	Solon AG.	230
1,228,683		Sony Corp	53,858
753,626	e*	Spansion, Inc (Class A)	1,696

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
227,760	e*	Spectrum Brands, Inc	$581
131,735	*	Standard Microsystems Corp	3,577
143,734		Stanley Electric Co Ltd	3,485
12,300		Star Micronics Co Ltd	194
194,513	e*	Starent Networks Corp	2,447
284,274	e	STMicroelectronics NV	2,941
91,920	*	Stoneridge, Inc	1,568
370,915	e	Sumco Corp	8,218
177,068	e*	Sunpower Corp (Class A)	12,745
62,463	e*	Supertex, Inc	1,458
1,002,269	*	Sycamore Networks, Inc	3,227
271,306	e*	Symmetricom, Inc	1,042
140,902	e*	Synaptics, Inc	5,316
99,098	*	Synthesis Energy Systems, Inc	892
23,995,952		Taiwan Semiconductor Manufacturing Co Ltd	50,988
695,000		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	7,582
36,000		Taiyo Yuden Co Ltd	372
37,467	e	Tandberg ASA	612
93,656	*	Tanfield Group plc	59
2,992,000	*	Tatung Co Ltd	1,205
326,026		TDK Corp	19,509
242,418		Technitrol, Inc	4,119
98,308	e*	Techwell, Inc	1,211
2,062,000		Teco Electric and Machinery Co Ltd	1,154
369,760	e*	Tekelec	5,439
509,816		Teleflex, Inc	28,341
1,501,672	*	Tellabs, Inc	6,983
4,539,740	e	Terna Rete Elettrica Nazionale S.p.A.	19,184
283,225	*	Tessera Technologies, Inc	4,636
7,542,316		Texas Instruments, Inc	212,392
5,659	e*	Theolia SA	149
223,270	*	Thomas & Betts Corp	8,451
199,182	e	Thomson	1,033
23,000		Toko, Inc	41
395,105		Tokyo Denpa Co Ltd	3,673
40,000		Toshiba TEC Corp	250
10,300	e	Toyo Corp/Chuo-ku	145
3,100	e	Toyo Tanso Co Ltd	199
40,600		Toyota Boshoku Corp	1,089
234,000	*	Transcend Information, Inc	600
64,949	*	Transmeta Corp	897
399,327	*	Trident Microsystems, Inc	1,458
300,260		Tripod Technology Corp	749
880,689	*	Triquint Semiconductor, Inc	5,337
60,000		Truly International Holdings	56
37,374		TT electronics plc	85
379,887	*	TTM Technologies, Inc	5,018
2,062,717		Tyco Electronics Ltd	73,887
107,214	e*	Ultra Clean Holdings	853
66,708	*	Ultralife Corp	713
22,777	e	Uniden Corp	117
651,660		Unimicron Technology Corp	740
4,792		Unit 4 Agresso NV	120

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,335	*	United Capital Corp	$45
10,399,347		United Microelectronics Corp	5,497
28		United Technology Holdings Co Ltd	27
136,218	e*	Universal Display Corp	1,678
80,789	e*	Universal Electronics, Inc	1,688
360,143	*	US Geothermal, Inc	1,059
1,032,324		Ushio, Inc	16,905
868,301	e*	Utstarcom, Inc	4,750
2,851		Vacon plc	115
269,668	*	Valence Technology, Inc	1,195
1,561,237		Vanguard International Semiconductor Corp	1,143
307,086	*	Varian Semiconductor Equipment Associates, Inc	10,693
137,105	e	Venture Corp Ltd	992
714,000	*	Via Technologies, Inc	501
163,932	*	Viasat, Inc	3,313
109,918	e	Vicor Corp	1,097
45,000	e	Victor Co Of Japan Ltd	94
1,744,590	*	Vishay Intertechnology, Inc	15,475
203,934	e*	Volterra Semiconductor Corp	3,520
41,000	e	Vtech Holdings Ltd	247
147,000		Wafer Works Corp	550
327,983	e	Whirlpool Corp	20,246
2,517,000		Winbond Electronics Corp	530
734,401		Wintek Corp	448
246,439		Wipro Ltd	2,520
31,011	*	Wolfson Microelectronics plc	73
41,290		Woongjin Coway Co Ltd	1,211
1,218,753		Xilinx, Inc	30,774
15,750	m,v*	Ya Hsin Industrial Co Ltd	3
1,591,000		Yageo Corp	492
293,012		Yaskawa Electric Corp	2,875
6,729,991		YTL Power International	3,819
16		Zappallas, Inc	43
1,393,538	e	Zhuzhou CSR Times Electric Co Ltd	1,158
167,000		Zinwell Corp	422
137,104	e*	Zoltek Cos, Inc	3,325
348,758	*	Zoran Corp	4,080
821,240	e	ZTE Corp	3,952
9,907		Zumtobel AG.	225
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,229,337

ENGINEERING AND MANAGEMENT SERVICES - 0.98%
5,008		Aangpanneforeningen AB (B Shares)	142
140,988	*	Accelrys, Inc	681
117,980	*	Advisory Board Co	4,640
409,096	*	Aecom Technology Corp	13,308
14,150		Aero Inventory plc	159
110,773		Aeroplan Income Fund Groupe Aeroplan Inc	1,874
58,729	e*	Affymax, Inc	934
556,629	e*	Amylin Pharmaceuticals, Inc	14,133
459,898		Applera Corp (Celera Genomics Group)	5,224
11,543		Arcadis NV	260
704,947	e*	Ariad Pharmaceuticals, Inc	1,692

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,104	e*	Arpida Ltd	$43
5,403		Assystem	77
28,182		Atkins WS plc	596
15,565		Ausenco Ltd	227
60,000		Ausgroup Ltd	31
67,164		Babcock International Group	818
5,872	*	Babis Vovos International Construction S.A.	193
1,675	*	Bavarian Nordic AS	66
10,000	*	Blom AS	84
20,400		Bure Equity AB	130
499,276	e	Cap Gemini S.A.	29,271
452,718		Capita Group plc	6,176
136,864		CDI Corp	3,482
2,827,623	*	Celgene Corp	180,600
105		Cheil Communications, Inc	25
97,791	e*	China Architectural Engineering, Inc	955
8,853	*	China Direct, Inc	65
3,120,000	e*	China Railway Group Ltd	2,328
119,988	e*	comScore, Inc	2,618
69,604	e*	Cornell Cos, Inc	1,678
165,962		Corporate Executive Board Co	6,979
63,616	e*	CRA International, Inc	2,300
343,468	*	CV Therapeutics, Inc	2,827
1,191	*	Cytos Biotechnology AG.	63
157,845		Daewoo Engineering & Construction Co Ltd	2,381
33,389		Diamond Management & Technology Consultants, Inc	174
12,156	a,e*	Digital Garage, Inc	14,101
3,857		Dinamia	114
12,000	*	DOF Subsea ASA	69
1,940,384	e	Downer EDI Ltd	12,745
14,109		DTZ Holdings plc	56
329,507	*	Dyax Corp	1,021
260,228	*	eResearch Technology, Inc	4,538
2,043		Eurofins Scientific	172
533,592	e*	Exelixis, Inc	2,668
119,517	*	Exponent, Inc	3,754
585,849		Fluor Corp	109,015
222,129		Fugro NV	18,915
208,024	*	Furmanite Corp	1,660
700,571	*	Genpact Ltd	10,453
217,752	*	Gen-Probe, Inc	10,339
4,437		GFK AG.	199
1,280,162		GRD Ltd	823
125,871	*	Greenfield Online, Inc	1,878
50,513		Hargreaves Lansdown plc	148
3,090	e*	Harris Interactive, Inc	6
530,077	*	Hewitt Associates, Inc (Class A)	20,318
140,191	*	Hill International, Inc	2,305
102,839	e*	Huron Consulting Group, Inc	4,663
53,906		Hyundai Development Co	2,729
35,967	*	ICF International, Inc	598
5,934	*	Icon plc	451
14,731		IDB Development Corp Ltd	362

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
391,714	e*	Incyte Corp	$2,981
5,892	e	IPSOS	191
544,931	e*	Isis Pharmaceuticals, Inc	7,427
500,657	*	Jacobs Engineering Group, Inc	40,403
431,627		JGC Corp	8,499
113,805		John Wood Group plc	1,117
1,149		Kapsch TrafficCom AG.	54
709,275		KBR, Inc	24,761
21,448		Keller Group plc	266
93,140	*	Kendle International, Inc	3,384
17,557		Kumho Industrial Co Ltd	403
50,468	e	Landauer, Inc	2,838
151,566	*	LECG Corp	1,325
429,995	*	Lexicon Pharmaceuticals, Inc	688
188,965	e*	Luminex Corp	3,883
119,568		MAXIMUS, Inc	4,163
154,034	e*	Maxygen, Inc	522
1,311,083	*	McDermott International, Inc	81,143
7,530	e	Medion AG.	118
65,943	*	Michael Baker Corp	1,443
102,604		Mitie Group	431
21,940	e	Monadelphous Group Ltd	276
1,284,405	e	Moody's Corp	44,235
29,305		Mouchel Group plc	243
239,564	e*	Myriad Genetics, Inc	10,905
2,562		National Research Corp	68
319,219	*	Navigant Consulting, Inc	6,244
7,500	e	Nichii Gakkan Co	99
9,000	e	Nippon Densetsu Kogyo Co Ltd	82
224,656	e*	Omnicell, Inc	2,961
5,100		Oyo Corp	61
1,474,857		Paychex, Inc	46,134
66,000		Penta-Ocean Construction Co Ltd	106
69,821		Petrofac Ltd	1,023
130,398	e*	PharmaNet Development Group, Inc	2,056
11,028		Poyry Oyj	286
89,569	*	PRG-Schultz International, Inc	843
663,877		QinetiQ plc	2,717
628,420		Quest Diagnostics, Inc	30,460
405,878	*	Regeneron Pharmaceuticals, Inc	5,861
538,000	*	Regent Pacific Group Ltd	45
1,171,529	e*	Rentech, Inc	2,226
179,803	*	Repligen Corp	849
240,457		Resources Connection, Inc	4,893
212,538	e*	Rigel Pharmaceuticals, Inc	4,816
80,000		Road King Infrastructure	90
18,819		Robert Walters plc	47
72,000		Rotary Engineering Ltd	42
56,110		RPS Group plc	333
285,823	*	RTI Biologics, Inc	2,501
36,363	e	SAI Global Ltd	81
1,203,707	e*	SAIC, Inc	25,049
28,581		Samsung Engineering Co Ltd	2,136

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
191,693	*	Sangamo Biosciences, Inc	$1,907
304,160	e*	Savient Pharmaceuticals, Inc	7,695
44,748		Savills plc	196
20,209		Scott Wilson Group plc	89
327,662	e*	Seattle Genetics, Inc	2,772
1,740,110		SembCorp Industries Ltd	5,342
1,732	e*	Senomyx, Inc	9
268,746	*	Sequenom, Inc	4,289
479,202		Serco Group plc	4,252
1,272,508	*	Shaw Group, Inc	78,628
44,000		Shenzhen Expressway Co Ltd	26
3,200	e	Shin Nippon Biomedical Laboratories Ltd	45
11,800		Shinko Plantech Co Ltd	182
24,000		Shui On Construction and Materials Ltd	55
32,735	*	Silex Systems Ltd	250
320,586		SNC-Lavalin Group Inc	17,612
46,201	*	Stanley, Inc	1,549
11,539	*	Stantec, Inc	296
11,012		Strabag SE	856
60,000	*	Swiber Holdings Ltd	109
195,267	e*	Symyx Technologies, Inc	1,363
24	e*	Takara Bio, Inc	59
109,794		Taylor Nelson Sofres plc	506
313,610		Tecan Group AG.	20,900
53,853	e*	Tejon Ranch Co	1,942
315,111	e*	Tetra Tech, Inc	7,128
1,358,957	e	Toyo Engineering Corp	8,749
40,923	e	Transfield Services Ltd	291
8,339	e	Trevi Finanziaria S.p.A.	213
46,529	e	United Group Ltd	549
1,187,220	*	URS Corp	49,828
171,000		Value Partners Group Ltd	147
20,822		VSE Corp	573
52,036		VT Group plc	654
291,310		Watson Wyatt & Co Holdings (Class A)	15,407
455,452	e	WHK Group Ltd	488
285,777		WorleyParsons Ltd	10,355
16,697		WSP Group plc	174
43,000	e*	WuXi PharmaTech Cayman, Inc (ADR)	873
51,483		Xchanging plc	250
906,600		Zelan BHD	576
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,142,326

ENVIRONMENTAL QUALITY AND HOUSING - 0.00% **
1,777,115	*	Centillion Environment & Recycling Ltd	33
42,643	e	Transpacific Industries Group Ltd	245
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	278

FABRICATED METAL PRODUCTS - 0.55%
381		AFG Arbonia-Forster Hldg	100
18,200	e	Aica Kogyo Co Ltd	161
107,865	*	Akeena Solar, Inc	606
179,764	*	Alliant Techsystems, Inc	18,278

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
549,093		Amcor Ltd	$2,660
52,783	e	Ameron International Corp	6,333
262,421		Aptargroup, Inc	11,009
12,000		Asahi Organic Chemicals Industry Co Ltd	37
430,602		Ball Corp	20,557
141,960		Bharat Heavy Electricals	4,561
12,000	e	Bunka Shutter Co Ltd	48
11,953	*	Bway Holding Co	103
6,903		CCL Industries	200
194,759	*	Chart Industries, Inc	9,473
667,612		China International Marine Containers Co Ltd (Class B)	796
4,800		Chofu Seisakusho Co Ltd	98
111,124		CIRCOR International, Inc	5,444
889,075		Commercial Metals Co	33,518
116,395	*	Commercial Vehicle Group, Inc	1,088
190,927		Crane Co	7,356
3,070,921	*	Crown Holdings, Inc	79,813
66,870	e	Dynamic Materials Corp	2,203
400		Furuya Metal Co Ltd	73
10,256	e	Geberit AG.	1,506
8,688		Gerresheimer AG.	443
183,519	e*	Griffon Corp	1,608
69,088		Gulf Island Fabrication, Inc	3,380
6,600		Gunnebo AB	36
21,843		Hill & Smith Holdings plc	139
5,000		Hisaka Works Ltd	106
62,000	e	Hitachi Cable Ltd	233
92,000	e	Hitachi Metals Ltd	1,511
4,056,978		Illinois Tool Works, Inc	192,747
134,358	e	Insteel Industries, Inc	2,460
51,169		Jindal Steel & Power Ltd	2,093
171,009		JS Group Corp	2,723
25,000	e	Kitz Corp	128
80,251	*	Ladish Co, Inc	1,652
12,327	e	Landi Renzo S.p.A.	76
1,195		LISI	107
16,391		Martinrea International Inc	98
7,800		Miura Co Ltd	183
188,825	e*	Mobile Mini, Inc	3,777
682,604	e	Mueller Water Products, Inc (Class A)	5,509
156,184	e*	NCI Building Systems, Inc	5,737
18,300	e	Nibe Industrier AB	133
12,034	e	Norddeutsche Affinerie AG.	656
8,200		Oiles Corp	159
979,454		Parker Hannifin Corp	69,855
52,350	e*	Park-Ohio Holdings Corp	773
1,388,365		Pentair, Inc	48,621
5,313	e	Permasteelisa S.p.A	109
253		Phoenix Mecano AG.	118
223,269		Quanex Building Products Corp	3,318
1,074,141		Rexam plc	8,252
25,368		Rotork plc	552
1,382		Sabaf S.p.A.	39

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
66,000	e	Sanwa Shutter Corp	$250
1,000,000		Shin Zu Shing Co Ltd	5,273
141,124		Silgan Holdings, Inc	7,161
207,644	e	Simpson Manufacturing Co, Inc	4,929
116,000		Singamas Container Holdings Ltd	30
173,586	e*	Smith & Wesson Holding Corp	904
224,414		Snap-On, Inc	11,672
3,134	*	Socotherm S.p.A.	20
57,141	e	Ssab Svenskt Stal AB (Series A)	1,833
24,068	e	Ssab Svenskt Stal AB (Series B)	680
676,908		Stanley Works	30,346
1,248	e*	Sturm Ruger & Co, Inc	9
76,174	e	Sun Hydraulics Corp	2,458
338,492	e*	Taser International, Inc	1,689
3,500		Tocalo Co Ltd	56
8,625	b,v*	Tower Automotive, Inc	-	^
83,940	e	Toyo Seikan Kaisha Ltd	1,482
71,030	e*	Trimas Corp	425
7,000	e	Tsukishima Kikai Co Ltd	63
77,642	e	Valmont Industries, Inc	8,097
29,409		Viohalco S.A.	247
174,636	e	Watts Water Technologies, Inc (Class A)	4,348
		TOTAL FABRICATED METAL PRODUCTS	645,324

FISHING, HUNTING, AND TRAPPING - 0.00% **
14,000	e*	Copeinca ASA	142
37,434	*	HQ Sustainable Maritime Industries, Inc	496
438	e*	Lighthouse Caledonia ASA	1
		TOTAL FISHING, HUNTING, AND TRAPPING	639

FOOD AND KINDRED PRODUCTS - 3.52%
105,778	*	AgFeed Industries, Inc	1,583
1,052		Agrana Beteiligungs AG.	115
60,059		Ajinomoto Co, Inc	569
34,591	e*	American Dairy, Inc	271
188,906		Anadolu Efes Biracilik Ve Malt Sanayii AS	1,638
4,678,992		Anheuser-Busch Cos, Inc	290,659
3,490,385		Archer Daniels Midland Co	117,800
5,700	e	Ariake Japan Co Ltd	88
1,930,513	e	Asahi Breweries Ltd	36,088
660,700		Asiatic Development BHD	1,662
355,696		Associated British Foods plc	5,358
3,288		Atria Group plc	73
19,600		Austevoll Seafood ASA	127
10,123		AVI Ltd	17
116,837		B&G Foods, Inc (Class A)	1,091
619		Barry Callebaut AG.	401
444,000		Beijing Enterprises Holdings Ltd	1,455
231,376		Bidvest Group Ltd	2,897
1,132		Bonduelle S.C.A.	126
2,042		Bongrain S.A.	183
58,934	e*	Boston Beer Co, Inc (Class A)	2,397
11,573	e	Bourbon S.A.	716

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
59,547		Britvic plc	$342
458,799	e	Bunge Ltd	49,408
87,905		C&C Group plc	486
1,037,644		Cadbury plc	13,016
857,182		Campbell Soup Co	28,681
6,573		Campofrio Alimentacion S.A.	89
305,703	e	Carlsberg AS (Class B)	29,448
1,496,000	*	China Agri-Industries Holdings Ltd	1,094
1,017	v	Cia de Bebidas das Americas	64
20,943	*	CJ CheilJedang Corp	5,475
50,655		Coca Cola Hellenic Bottling Co S.A.	1,378
544,504		Coca-Cola Amatil Ltd	3,659
26,662		Coca-Cola Bottling Co Consolidated	986
15	e	Coca-Cola Central Japan Co Ltd	117
14,028,107		Coca-Cola Co	729,181
2,358,269		Coca-Cola Enterprises, Inc	40,798
226,232	e	Coca-Cola Femsa S.A. de C.V.	1,280
48,526		Coca-Cola Icecek AS	448
485,962	e	Coca-Cola West Japan Co Ltd	11,341
38,000		Cofco International Ltd	18
156,622		Companhia de Bebidas das Americas	9,894
1,845,257		ConAgra Foods, Inc	35,577
697,441	*	Constellation Brands, Inc (Class A)	13,851
524,796		Corn Products International, Inc	25,773
77,335		Cosan SA Industria e Comercio	1,336
28,383	e*	Cott Corp	90
12,143		Cranswick plc	158
15,011	e	CSM	523
708,105	e	CSR Ltd	1,661
38,604		Dairy Crest Group plc	253
550,386	*	Darling International, Inc	9,092
40,123		Davide Campari-Milano S.p.A.	334
1,358,260		Del Monte Foods Co	9,644
1,832,458		Diageo plc	33,573
95,089		Diamond Foods, Inc	2,191
8,800		Doutor Nichires Holdings Co Ltd	134
1,544,279	*	Dr Pepper Snapple Group, Inc	32,399
2,700		Dydo Drinco, Inc	92
22,882	e	Ebro Puleva S.A.	436
3,004	m	Embotelladora Andina S.A.	7
4,187		Embotelladora Andina S.A.	11
25,000	e	Ezaki Glico Co Ltd	283
41,823	e	Farmer Bros Co	885
521,759		Flowers Foods, Inc	14,787
2,070,755		Fomento Economico Mexicano S.A. de C.V.	9,429
17,100		Fuji Oil Co Ltd	167
5,000		Fujicco Co Ltd	55
2,656,295		General Mills, Inc	161,423
36,628		Glanbia plc	258
13,322,000		Golden Agri-Resources Ltd	8,794
87,482		Greencore Group plc	275
3,072		Greggs plc	224
2,382,090	e	Groupe Danone	166,684

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
255,171	e	Grupo Bimbo S.A. de C.V. (Series A)	$1,662
450,060		Grupo Modelo S.A. (Series C)	2,264
12,603	*	Guala Closures S.p.A.	84
10,500		Guinness Anchor BHD	17
1,335,758		H.J. Heinz Co	63,916
524,193	e*	Hansen Natural Corp	15,107
253,780		Heineken NV	12,923
1,093,094	e	Hershey Co	35,832
103		Hiestand Holding AG.	177
10,601	m,v	Hite Brewery Co Ltd	1,175
4,472		HKScan Oyj	63
268,899		Hormel Foods Corp	9,307
17,451	e	House Foods Corp	281
63		Huegli Holding AG.	38
37,625		Iaws Group plc	941
67,921	e	Imperial Sugar Co	1,055
352,883		InBev NV	24,399
30,000	m,v*	International Hydron	1
3,016,560		IOI Corp BHD	6,891
23,596	e	Ito En Ltd	372
42,000		Itoham Foods, Inc	208
305,320		J Sainsbury plc	1,927
87,405		J&J Snack Foods Corp	2,396
317,532		J.M. Smucker Co	12,905
13,726,600		JG Summit Holdings	2,691
23,000	e	J-Oil Mills, Inc	84
19,900	e	Kagome Co Ltd	287
31,675		Kaneka Corp	216
1,618,665		Kellogg Co	77,728
133,800		Kerry Group plc (Class A)	3,949
3,900		KEY Coffee, Inc	57
1,185,762	e	Kirin Brewery Co Ltd	18,542
19,326		Koninklijke Wessanen NV	222
7,915,604		Kraft Foods, Inc (Class A)	225,199
1,844,527		Kulim Malaysia BHD	5,476
106,776	e	Lancaster Colony Corp	3,233
164,489	e	Lance, Inc	3,087
6,345		Laurent-Perrier	261
826		Laurent-Perrier	117
6,400	e	Leroy Seafood Group ASA	122
7,825	*	Lifeway Foods, Inc	93
633	e	Lindt & Spruengli AG.	1,744
634,106	e	Lion Nathan Ltd	5,194
17		Lotte Chilsung Beverage Co Ltd	16
574		Lotte Confectionery Co Ltd	696
72,709	e*	M&F Worldwide Corp	2,858
17,126		Maple Leaf Foods Inc	184
28,000		Marudai Food Co Ltd	61
84,000	e	Maruha Nichiro Holdings, Inc	132
19,483	e	Matsumotokiyoshi Holdings Co Ltd	418
545,378		McCormick & Co, Inc	19,448
16,270	e	Meiji Dairies Corp	83
91,000	e	Meiji Seika Kaisha Ltd	388

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
9,000		Mercian Corp	$21
11,200	e	Mikuni Coca-Cola Bottling Co Ltd	112
31,000	e	Mitsui Sugar Co Ltd	114
1,495,628		Molson Coors Brewing Co (Class B)	81,257
48,000	e	Morinaga & Co Ltd	92
47,000		Morinaga Milk Industry Co Ltd	122
50,505		National Beverage Corp	367
7,024,240		Nestle S.A.	317,399
73,000		Nichirei Corp	375
31,000		Nippon Beet Sugar Manufacturing Co Ltd	78
33,000		Nippon Flour Mills Co Ltd	148
12,921		Nippon Meat Packers, Inc	175
62,700	e	Nippon Suisan Kaisha Ltd	320
35,000		Nisshin Oillio Group Ltd	148
463,111	e	Nisshin Seifun Group, Inc	5,821
37,335	e	Nissin Food Products Co Ltd	1,252
94		Nong Shim Co Ltd	20
130,273		Northern Foods plc	159
14,000	e	Nosan Corp	36
8,614		Nutreco Holding NV	579
787,389	e	Olam International Ltd	1,405
104,611	*	Omega Protein Corp	1,564
33,691	*	Origin Enterprises plc	267
96		Orion Corp	20
8,274,553		Parmalat S.p.A.	21,525
80,293	e*	Peet's Coffee & Tea, Inc	1,591
60,991		Penford Corp	908
1,232,761		Pepsi Bottling Group, Inc	34,419
413,289		PepsiAmericas, Inc	8,175
11,505,552		PepsiCo, Inc	731,638
99,359		Perdigao S.A.	2,678
47,940	e	Pernod-Ricard S.A.	4,892
3,765,600	e	Petra Foods Ltd	2,726
229,322		Premier Foods plc	433
458,624		PT Astra Agro Lestari Tbk	1,476
4,829,514		PT Indofood Sukses Makmur Tbk	1,262
30,700	e	Q.P. Corp	269
31,313		Raisio plc (V Shares)	84
183,447	e*	Ralcorp Holdings, Inc	9,070
154,559	e	Reddy Ice Holdings, Inc	2,114
422,084		Remgro Ltd	10,100
5,553		Remy Cointreau S.A.	302
865,013		Reynolds American, Inc	40,370
9,760		Robert Wiseman Dairies plc	62
1,100		Royal UNIBREW AS	116
308,186		Sadia S.A.	2,184
109,518		Sampo Oyj (A Shares)	2,751
112,301	e	Sanderson Farms, Inc	3,877
261,000		Sapporo Holdings Ltd	1,827
372,367		Saputo Inc	10,641
2,667,869		Sara Lee Corp	32,681
4,800		Schouw & Co	181
24,000		Showa Sangyo Co Ltd	67

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
35,000		Singapore Food Industries Ltd	$20
238		Sipef S.A	182
329,889	*	Smart Balance, Inc	2,378
432,494	e*	Smithfield Foods, Inc	8,598
58,000	e	Snow Brand Milk Products Co Ltd	210
9,148	e	SOS Cuetara S.A.	209
35,791	e	Suedzucker AG.	651
72,000		Super Coffeemix Manufacturing Ltd	42
791,674		Swire Pacific Ltd (Class A)	8,103
5,600	e	T Hasegawa Co Ltd	85
50,409	e	Takara Holdings, Inc	317
22,000	e	Takasago International Corp	126
828		Tata TEA Ltd	14
2,346,737		Tate & Lyle plc	18,492
1,773,699	e	Tingyi Cayman Islands Holding Corp	2,194
138,987	e	Tootsie Roll Industries, Inc	3,493
129,743		Total Produce plc	114
219,589		Toyo Suisan Kaisha Ltd	4,970
494,324	e*	TreeHouse Foods, Inc	11,992
1,761,891		Tyson Foods, Inc (Class A)	26,323
4,300		Unicharm Petcare Corp	129
3,251,444		Unilever plc	92,380
30,256		Uniq plc	71
88,239		United Breweries Co, Inc	520
42,131		United Spirits Ltd	1,224
188,000		Vitasoy International Holdings Ltd	89
502		Vranken - Pommery Monopole	37
1,811,000	e	Wilmar International Ltd	6,729
1,020,192		Wrigley (Wm.) Jr Co	79,351
132,100	e	Yakult Honsha Co Ltd	3,721
20,892	e	Yamazaki Baking Co Ltd	230
153,300		Yantai Changyu Pioneer Wine Co	962
4,000		Yonekyu Corp	48
		TOTAL FOOD AND KINDRED PRODUCTS	4,103,717

FOOD STORES - 0.59%
169,428		Alimentation Couche Tard Inc	2,273
8,000		Arcs Co Ltd	107
8,833	e	Arden Group, Inc (Class A)	1,119
994,878	e	Carrefour S.A.	56,079
6,300		Cawachi Ltd	160
653,360		Centros Comerciales Sudamericanos S.A.	1,958
1,064,000		China Resources Enterprise	3,042
4,532	*	Colruyt S.A.	1,195
70,024		Companhia Brasileira de Distribuicao Grupo Pao de Acucar	1,490
1,964	m,v	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	42
7,271,900	v	CP Seven Eleven PCL	2,328
2,100		Create SD Co Ltd	39
347,801		Delhaize Group	23,295
21,645		Discount Investment Corp	566
2,395,220		Distribucion y Servicio D&S S.A.	848
267,900		FamilyMart Co Ltd	10,966
3,700		Fuji Co Ltd	63

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
176,071		George Weston Ltd	$8,138
992,106	e	Goodman Fielder Ltd	1,337
197,059	e*	Great Atlantic & Pacific Tea Co, Inc	4,497
1,442	e	Guyenne et Gascogne S.A.	180
14,700		Hakon Invest AB	250
8,600	e	Heiwado Co Ltd	135
71,220	e	Ingles Markets, Inc (Class A)	1,662
18,500	e	Izumi Co Ltd	285
90,487	e	Jeronimo Martins SGPS S.A.	656
8,000		Kasumi Co Ltd	52
81,280		Kesko Oyj (B Shares)	2,615
1,438,987		Koninklijke Ahold NV	19,290
5,245,160		Kroger Co	151,428
136,100		Lawson, Inc	6,631
138,990	e	Loblaw Cos Ltd	4,145
79,587		Migros Turk TAS	1,314
1,700		OZEKI Co Ltd	48
112,125	e*	Panera Bread Co (Class A)	5,187
142,974	e*	Pantry, Inc	1,524
200,497		Pick'n Pay Stores Ltd	689
451,000		President Chain Store Corp	1,499
250,461		Ruddick Corp	8,593
2,302,004		Safeway, Inc	65,722
1,074,986	e	Seven & I Holdings Co Ltd	30,780
467,309		Shoprite Holdings Ltd	2,352
981,938		Sonae SPGS S.A.	1,176
1,214,654	*	Supervalu, Inc	37,521
21,365	*	Susser Holdings Corp	207
2,500,000	*	Taiwan TEA Corp	1,267
15,198,739		Tesco plc	111,169
879		Valora Holding AG.	233
26,566		Village Super Market (Class A)	1,025
7,848,000		Want Want China Holdings Ltd	3,020
65,261		Weis Markets, Inc	2,119
657,233	e	Whole Foods Market, Inc	15,570
290,084	*	Winn-Dixie Stores, Inc	4,647
7,118,022		WM Morrison Supermarkets plc	37,524
1,826,687		Woolworths Ltd	42,808
1,650	*	X 5 Retail Group NV (GDR)	55
1,900		Yaoko Co Ltd	61
		TOTAL FOOD STORES	682,981

FORESTRY - 0.08%
71,610	e	Great Southern Ltd	44
111,513	e	Gunns Ltd	254
28,500		Hokuetsu Paper Mills Ltd	117
710,345		Rayonier, Inc	30,161
1,285,632		Weyerhaeuser Co	65,747
		TOTAL FORESTRY	96,323

FURNITURE AND FIXTURES - 0.17%
4,051		Beter BED Holding NV	67
7,327		Dorel Industries, Inc (Class B)	210

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
9,300	e	Ekornes ASA	$137
144,318	e	Ethan Allen Interiors, Inc	3,550
1,904	*	Faurecia	80
18,000		France Bed Holdings Co Ltd	27
263,484	e	Furniture Brands International, Inc	3,520
350,939		Herman Miller, Inc	8,735
265,413	e	Hill-Rom Holdings, Inc	7,161
321,696	e	HNI Corp	5,681
54,974	e	Hooker Furniture Corp	952
26,000	m	HTL International Holdings Ltd	5
301,636		Interface, Inc (Class A)	3,779
9,700		Itoki Corp	48
2,769,283		Johnson Controls, Inc	79,423
96,000	e	Kenwood Corp	104
143,538		Kimball International, Inc (Class B)	1,188
311,267	e	La-Z-Boy, Inc	2,381
1,001,927	e	Leggett & Platt, Inc	16,802
3,506,660		Masco Corp	55,160
2,289	e*	Mecalux S.A.	72
8,309	e	Neopost S.A.	876
17,000		Okamura Corp	125
4,200	e	Paramount Bed Co Ltd	62
4,134		Recticel S.A.	57
245,000	e	Samson Holding Ltd	37
263,919	e	Sealy Corp	1,515
2,554	e*	Select Comfort Corp	4
414,302	e	Tempur-Pedic International, Inc	3,236
13,000		Uchida Yoko Co Ltd	49
		TOTAL FURNITURE AND FIXTURES	195,043

FURNITURE AND HOME FURNISHINGS STORES - 0.12%
1,052,071	e*	Bed Bath & Beyond, Inc	29,563
1,974,253	e	Circuit City Stores, Inc	5,706
471,899	e	DSG International plc	416
18,708		Dunelm Group plc	51
970,325	*	GameStop Corp (Class A)	39,201
76,704	e	Grupo Elektra S.A. de CV	2,826
20,489	e	GUD Holdings Ltd	149
1,347,310	e	Harvey Norman Holdings Ltd	3,987
118,489	e	Haverty Furniture Cos, Inc	1,190
66,213	e*	hhgregg, Inc	662
203,854	e	JB Hi-Fi Ltd	2,043
12,000	e	Joshin Denki Co Ltd	92
140,990		Kesa Electricals plc	442
316,765		Knoll, Inc	3,849
8,100		Kohnan Shoji Co Ltd	110
9,800	e	Komeri Co Ltd	241
11,500	e	K's Holdings Corp	190
323,696	e*	Mohawk Industries, Inc	20,749
28,700		Nitori Co Ltd	1,474
547,408	e*	Pier 1 Imports, Inc	1,883
13,047		Poltrona Frau S.p.A.	23
32,182	*	Rex Stores Corp	372

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
22,344		Shimachu Co Ltd	$545
278,860	e	Steelcase, Inc (Class A)	2,797
1,050,208	e	Steinhoff International Holdings Ltd	2,128
195,891	e	Tuesday Morning Corp	805
348,000	e	Williams-Sonoma, Inc	6,904
117,168	e	Yamada Denki Co Ltd	8,348
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	136,746

GENERAL BUILDING CONTRACTORS - 0.42%
1,714,273		Amec plc	30,208
9,636	e	Amrep Corp	459
9,600		Arnest One Corp	40
162,000		ASK Planning Center, Inc	397
366,016	e	Asunaro Aoki Construction Co Ltd	1,670
34,069	e*	Avatar Holdings, Inc	1,032
359,881		Aveng Ltd	2,657
459,221		Balfour Beatty plc	3,863
252,169	e	Barratt Developments plc	288
225,446	e	Beazer Homes USA, Inc	1,256
34,426		Becton Property Group	47
31,196	e	Bellway plc	279
76,963		Berkeley Group Holdings plc	1,039
208,044		Bilfinger Berger AG.	18,040
3,554		Bird Construction Income Fund	145
65,095	e	Brookfield Homes Corp	799
10,600		BWG Homes ASA	38
109,779		Carillion plc	724
33,846	*	Cavco Industries, Inc	1,108
1,232,859		Centex Corp	16,483
2,860,000		Century City International	34
385,737	e	Cheung Kong Infrastructure Holdings Ltd	1,634
3,600		Cleanup Corp	25
23,960	e	Consorcio ARA, S.A. de C.V.	22
387,329	*	Corp GEO S.A. de C.V. (Series B)	1,297
53,000	e	Daikyo, Inc	86
59,200		Daito Trust Construction Co Ltd	2,871
568,253		Daiwa House Industry Co Ltd	5,349
175,596	*	DLF Ltd	1,623
1,720,358	e	DR Horton, Inc	18,666
2,647,620		Eastern & Oriental BHD	1,459
89,053	e	Eiffage S.A.	6,082
327,000		Farglory Land Development Co Ltd	1,018
851,400		Fletcher Building Ltd	4,118
18,000	e	Fujitec Co Ltd	107
100,268		Galliford Try plc	76
2,696,103	e	Haseko Corp	3,608
41,474		Hellenic Technodomiki Tev S.A.	530
10,702		Hochtief AG.	1,086
222,879	e*	Hovnanian Enterprises, Inc (Class A)	1,221
4,324,350		IJM Corp BHD	7,290
7,435	e	Imerys S.A.	537
4,426		Implenia AG.	146
74,823	e*	Impregilo S.p.A.	331

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
33,214		Interserve plc	$305
10,338		J&P-Avax SA	70
24,788		JM AB	320
1,923,508	e	Kajima Corp	6,729
593,397	e	KB Home	10,046
12,090		Kier Group plc	228
34,110		Koninklijke BAM Groep NV	599
36,000		Kumagai Gumi Co Ltd	36
1,880		Lemminkainen Oyj	86
509,924	e	Lend Lease Corp Ltd	4,672
979,421	e	Lennar Corp (Class A)	12,086
89,923	e	M/I Homes, Inc	1,414
35,000		Maeda Corp	120
831		Maisons France Confort	32
24,200		Malaysian Resources Corp BHD	8
132,824		McGrath RentCorp	3,266
45,868		McInerney Holdings plc	40
619,740	e	MDC Holdings, Inc	24,207
20,170		Mears Group plc	110
177,886	e*	Meritage Homes Corp	2,699
5,722		Michaniki S.A.	26
14,565		Michaniki S.A.	86
8,300	*	Misawa Homes Co Ltd	42
21,793		Mota Engil SGPS S.A.	139
59,883		MRV Engenharia e Participacoes S.A.	1,326
49,129	e*	NVR, Inc	24,568
401,407	e	Obayashi Corp	1,819
11,119		Obrascon Huarte Lain S.A.	377
57,907	e*	Palm Harbor Homes, Inc	320
20,000		PanaHome Corp	115
7,842	*	PBG S.A.	942
190,064	e*	Perini Corp	6,282
1,412,280	e	Persimmon plc	8,840
1,862,497	e	Pulte Homes, Inc	17,936
428,765	*	Puravankara Projects Ltd	1,768
298,000		PYI Corp Ltd	59
42,599	e	Redrow plc	120
3,450	e	Renta Corp Real Estate S.A.	28
47,216		ROK plc	77
40,826		Ruukki Group Oyj	151
989,781		Ryland Group, Inc	21,587
25,006	e	Sacyr Vallehermoso S.A.	763
549,796		Sekisui Chemical Co Ltd	3,750
308,629	e	Sekisui House Ltd	2,885
8,040,000		Shanghai Forte Land Co	2,293
362,842	e	Shimizu Corp	1,719
5,650		Sjaelso Gruppen	120
89,066		Skanska AB (B Shares)	1,270
280,648		Sobha Developers Ltd	1,830
694,363	e	Standard-Pacific Corp	2,347
35,400		Sumitomo Forestry Co Ltd	292
53,318	e	Sunland Group Ltd	116
1,102,425		Taisei Corp	2,630

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
159,093		Takamatsu Corp	$1,875
861,328		Taylor Woodrow plc	1,055
98,044	*	Team, Inc	3,365
10,855	*	Technical Olympic S.A.	10
36,283		Teixeira Duarte - Engenharia Construcoes S.A.	51
117,550		Tekfen Holding AS	904
10,188		Terna Energy S.A.	120
13,109		Titan Cement Co S.A.	521
65,000	e	Toda Corp	238
1,970		Token Corp	84
24,920	e	Tokyu Construction Co Ltd	86
473,684	e*	Toll Brothers, Inc	8,872
51,000		United Engineers Ltd	125
243,000	*	United Fiber System Ltd	35
398,082	e*	Urbi Desarrollos Urbanos S.A. de C.V	1,380
26,200	e	Veidekke ASA	187
1,898,329	e	Vinci S.A.	115,919
283,386		Walter Industries, Inc	30,824
665,408		YIT Oyj	16,616
		TOTAL GENERAL BUILDING CONTRACTORS	495,751

GENERAL MERCHANDISE STORES - 1.49%
266,400	e*	99 Cents Only Stores	1,758
627,121	e	Aeon Co Ltd	7,763
3,300		Arc Land Sakamoto Co Ltd	37
915,745	e*	Big Lots, Inc	28,608
385,872	*	BJ's Wholesale Club, Inc	14,933
306,527		Casey's General Stores, Inc	7,102
69,354	e*	Conn's, Inc	1,115
2,619,746		Costco Wholesale Corp	183,749
518,450	e*	Daiei, Inc	3,237
453,080		David Jones Ltd	1,222
326,399	e	Dillard's, Inc (Class A)	3,776
2,246		Dufry Group	206
1,293,876		Family Dollar Stores, Inc	25,800
595,000		Far Eastern Department Stores Co Ltd	632
243,258	e	Fred's, Inc	2,734
55,719	e	Hankyu Department Stores, Inc	386
82,456		Hola Home Furnishings Co Ltd	64
13,217		Hyundai Department Store Co Ltd	1,069
1,049,500	e	Intime Department Store Group Co Ltd	579
648,566	e	Isetan Mitsukoshi Holdings Ltd	6,945
299,991	e	J Front Retailing Co Ltd	1,588
17,400	e	Japan Airport Terminal Co Ltd	273
1,138,732		JC Penney Co, Inc	41,325
138,000		Keihan Electric Railway Co Ltd	559
350,484	e	Keio Corp	1,774
985,489	e	Kintetsu Corp	3,091
289,900		Lojas Americanas S.A.	1,899
130,821		Lojas Renner S.A.	2,602
5,131,344		Macy's, Inc	99,651
391,245		Marks & Spencer Group plc	2,544
204,100	e	Marui Co Ltd	1,589

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
7,100	e	Matsuya Co Ltd	$133
101,000		Metro Holdings Ltd	59
20,911		Mothercare plc	133
1,996,912	*	New World Department Store China Ltd	1,762
12,880		North West Co Fund	209
153,986	e	PPR	16,999
4,956		Rallye S.A.	290
181,584	e*	Retail Ventures, Inc	835
268,190		SACI Falabella	1,134
1,165,277	e*	Saks, Inc	12,795
8,596		Sears Canada Inc	194
12,726		Shinsegae Co Ltd	6,844
147,596	e	Stein Mart, Inc	666
6,716	e	Stockmann Oyj Abp (B Share)	259
214,300	e	Takashimaya Co Ltd	1,947
3,561,452		Target Corp	165,572
4,807,135		TJX Cos, Inc	151,281
1,207,119	e	Tobu Railway Co Ltd	5,722
1,465,916		Tokyu Corp	7,606
129,400		UNY Co Ltd	1,276
2,758,989	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	10,936
16,157,694		Wal-Mart Stores, Inc	908,062
37,897		Warehouse Group Ltd	118
38,000		Wing On Co International Ltd	69
385,350		Woolworths Group plc	62
		TOTAL GENERAL MERCHANDISE STORES	1,743,573

HEALTH SERVICES - 0.88%
138,416	*	Alliance Imaging, Inc	1,200
37,783	*	Almost Family, Inc	1,005
157,968	*	Amedisys, Inc	7,965
689,206		AmerisourceBergen Corp	27,561
188,773	*	Amsurg Corp	4,597
288,069	*	Apria Healthcare Group, Inc	5,586
287,692	e*	Assisted Living Concepts, Inc (A Shares)	1,582
59,493		Assura Group Ltd	115
9,692		Athens Medical Center S.A.	36
919,600	v	Bangkok Dusit Medical Service PCL	1,046
59,256	e*	Bio-Reference Labs, Inc	1,322
1,461,674	*	Bioton S.A.	356
4,100	*	Biovitrum AB	42
4,200		BML, Inc	80
157,979	e	Brookdale Senior Living, Inc	3,216
1,798,300	v	Bumrungrad Hospital PCL	1,899
39,197	*	China Sky One Medical, Inc	436
1,801,262		Cigna Corp	63,747
1,908		Clinica Baviera S.A.	30
11,288		CML Healthcare Income Fund	158
7,300	e	Coloplast AS (Class B)	634
367,078	*	Community Health Systems, Inc	12,106
5,132	*	Corp Dermoestetica	35
49,947	*	Corvel Corp	1,692
257,650	*	Covance, Inc	22,163

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
652,727	*	Coventry Health Care, Inc	$19,856
199,735	*	Cross Country Healthcare, Inc	2,878
204,854	*	CryoLife, Inc	2,344
619,397	*	DaVita, Inc	32,909
21,922		Diagnostic & Therapeutic Center of Athens Hygeia S.A.	131
1,942		Diagnosticos da America S.A.	50
297,808	*	Edwards Lifesciences Corp	18,476
135,778	e*	eHealth, Inc	2,398
105,008	e*	Emeritus Corp	1,535
46,133		Ensign Group, Inc	531
175,324	e*	Enzo Biochem, Inc	1,967
4,179		Euromedica S.A.	38
1,246,619	*	Express Scripts, Inc	78,188
7,445		Extendicare Real Estate Investment Trust	66
179,535	*	Five Star Quality Care, Inc	849
1,908,666	e	Fraser and Neave Ltd	6,368
392,201	e	Fresenius Medical Care AG.	21,609
73,613	e*	Genomic Health, Inc	1,410
48,069	*	Genoptix, Inc	1,517
160,603	*	Gentiva Health Services, Inc	3,059
44,666	e	Getinge AB (B Shares)	1,089
947,690	*	Health Management Associates, Inc (Class A)	6,169
63,865	e	Healthscope Ltd	245
3,689,329	a*	Healthsouth Corp	61,354
193,058	e*	Healthways, Inc	5,715
11,917		Iaso S.A.	150
339,418	e*	Immunomedics, Inc	723
44,988		Intertek Group plc	881
30,001	*	IPC The Hospitalist Co, Inc	565
380,824		Japan Care Service Corp	681
1,990		Japan Longlife Co Ltd	409
169,577	*	Kindred Healthcare, Inc	4,877
19,390		Laboratorios Almirall S.A.	420
453,141	*	Laboratory Corp of America Holdings	31,552
1,101	e	LCA-Vision, Inc	5
89,126	*	LHC Group, Inc	2,072
52,414	*	Life Sciences Research, Inc	1,480
205,728	e*	LifePoint Hospitals, Inc	5,822
417,364	*	Lincare Holdings, Inc	11,853
265,198	*	Magellan Health Services, Inc	9,820
1,510,333		McKesson Corp	84,443
135,195		MDS, Inc	2,197
89,618	e*	Medcath Corp	1,611
3,426,328	*	Medco Health Solutions, Inc	161,723
330,366	e	Mindray Medical International Ltd (ADR)	12,329
39,806	e	National Healthcare Corp	1,824
677,752	e*	Nektar Therapeutics	2,270
983,983		Network Healthcare Holdings Ltd	922
141,593	e*	Nighthawk Radiology Holdings, Inc	1,002
10,000	e	Nihon Kohden Corp	173
218,884	*	Odyssey HealthCare, Inc	2,132
410,318	e	Omnicare, Inc	10,759
4,887	*	Orpea	241

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,931,125	e	Parkway Holdings Ltd	$5,001
201,337	*	Pediatrix Medical Group, Inc	9,912
433,671		Pharmaceutical Product Development, Inc	18,604
107,300	*	Pharmstandard (GDR)	2,940
365,256	e	Primary Health Care Ltd	1,821
294,845	e*	Psychiatric Solutions, Inc	11,157
71,000		Raffles Medical Group Ltd	70
231,861		Ramsay Health Care Ltd	1,931
103,298	*	RehabCare Group, Inc	1,656
23,556	e	Rhoen Klinikum AG.	747
129,383	*	Skilled Healthcare Group, Inc (Class A)	1,736
456,745		Sonic Healthcare Ltd	6,378
133,226	e*	Stereotaxis, Inc	714
2,444		Straumann Holding AG.	584
268,795	*	Sun Healthcare Group, Inc	3,599
249,888	e*	Sunrise Senior Living, Inc	5,617
15,638		Synergy Healthcare plc	230
1,853,697	e*	Tenet Healthcare Corp	10,307
2,650,000	*	Town Health International Holdings Co Ltd	36
171,907		Universal Health Services, Inc (Class B)	10,868
70,032	*	US Physical Therapy, Inc	1,149
50,369	e*	Virtual Radiologic Corp	667
3,113,706	*	WellPoint, Inc	148,399
		TOTAL HEALTH SERVICES	1,026,419

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.18%
10,839	e	Abengoa S.A.	338
236,410	e	Abertis Infraestructuras S.A.	5,593
135,858		ACS Actividades Cons y Servicios S.A.	6,798
13,530		Aecon Group Inc	214
14,422	e	Astaldi S.p.A.	119
11,074		Athens Water Supply & Sewage Co S.A.	169
24,600	e*	Awilco Offshore ASA	356
15,600	e	Boskalis Westminster	829
772,306	e	Bouygues S.A.	50,954
65,000	e	Chiyoda Corp	707
2,556		Compagnie d'Entreprises CFE	258
115,848	e*	Comverge, Inc	1,620
387,105		ConnectEast Group	319
25,406		Daelim Industrial Co	2,596
408,056	*	Empresas ICA Sociedad Controladora S.A. de C.V.	2,543
13,640	e	Fomento de Construcciones y Contratas S.A.	807
1,029,172	*	Foster Wheeler Ltd	75,284
4,398,200		Gamuda BHD	3,154
11,329		GEK Group of Cos S.A.	136
168,233	*	Gemina S.p.A.	204
333,221		Giken Seisakusho Co, Inc	1,324
196,761	e	Granite Construction, Inc	6,204
211,994		Great Lakes Dredge & Dock Corp	1,295
15,502	e	Grupo Ferrovial S.A.	955
31,436		GS Engineering & Construction Corp	3,439
3,296,000		Guangzhou Investment Co Ltd	500
16,000	e	Hitachi Plant Technologies Ltd	59

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
82,000	e	Hyflux Ltd	$180
45,589		Hyundai Engineering & Construction Co Ltd	3,025
1,044,000		Jiangsu Express	856
16,000		Maeda Road Construction Co Ltd	112
153,242	*	Matrix Service Co	3,534
269,644		Murray & Roberts Holdings Ltd	2,983
18,700		NCC AB (B Shares)	280
14,000		Nippo Corp	78
85,623	e	Nishimatsu Construction Co Ltd	225
53,040	e	Okumura Corp	215
70,706		Orascom Construction Industries	4,809
113,431	*	Orion Marine Group, Inc	1,603
35,600		Peab AB	243
5,482,180	*	PT Truba Alam Manunggal Engineering	518
9,900		SHO-BOND Holdings Co Ltd	144
61,813	*	Sterling Construction Co, Inc	1,228
8,000		Taihei Dengyo Kaisha Ltd	73
20,000	e	Takuma Co Ltd	63
5,953		Tecnicas Reunidas S.A.	498
6,119		Terna S.A.	68
8,900	*	TK Development	116
81,000		Toa Corp/Tokyo	120
26,577		Tognum AG.	715
11,000	e	Toshiba Plant Systems & Services Corp	95
61,000	*	Toyo Construction Co Ltd	40
2,049,576	e	Transurban Group	8,332
563,300		UEM World BHD	508
3,498		Vianini Lavori S.p.A.	55
3,853,113		YTL Corp BHD	7,966
1,334,019	*	Zhejiang Expressway Co Ltd	1,030
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	206,486

HOLDING AND OTHER INVESTMENT OFFICES - 1.82%
374,921		3i Group plc	6,133
10,539	m,v	3I Infrastructure	-	^
93,566		3i Infrastructure Ltd	222
193,624		Aberdeen Asset Management plc	508
183,867	e	Acadia Realty Trust	4,257
6,966		Ackermans & Van Haaren	704
620,855	e*	Affiliated Managers Group, Inc	55,914
53,538	e	Agree Realty Corp	1,181
2,831	e	Alesco Financial, Inc	6
10,946	e*	Alexander's, Inc	3,400
143,176		Alexandria Real Estate Equities, Inc	13,937
26,321		Allan Gray Property Trust	15
27,750,600	e	Allco Commercial Real Estate Investment Trust	15,535
2,750,050	e	Allco Finance Group Ltd	1,057
708,526	e	Allied Capital Corp	9,841
3,575		Allied Properties Real Estate Investment Trust	71
459,065		AMB Property Corp	23,128
175,291	*	American Apparel, Inc	1,166
224,385	e	American Campus Communities, Inc	6,247
56,451		American Capital Agency Corp	939

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
25,000		American Land Lease, Inc	$475
94,381	e*	Ampal American Israel (Class A)	426
2,821,248		Annaly Mortgage Management, Inc	43,758
354,851	e	Anthracite Capital, Inc	2,498
493,393		Anworth Mortgage Asset Corp	3,212
721,019		Apartment Investment & Management Co (Class A)	24,558
807,910	e	Apollo Investment Corp	11,577
89,695	e	Arbor Realty Trust, Inc	805
304,288		ARC Energy Trust	10,131
89,000	e	Ascott Residence Trust	70
691,479		Ashford Hospitality Trust, Inc	3,195
73,176		Ashmore Group plc	314
111	e	Asset Managers Co Ltd	36
145,041		Associated Estates Realty Corp	1,553
118,570	e	Australian Infrastructure Fund	253
378,230		AvalonBay Communities, Inc	33,723
251		AVW Invest AG.	59
173,526		Ayala Corp	995
173,517		Babcock & Brown Japan Property Trust	134
2,520,206	e	Babcock & Brown Wind Partners	3,970
2,955		Befimmo SCA Sicafi	312
2,621		Bellevue Group AG.	141
476,692		BioMed Realty Trust, Inc	11,693
910,070	e	Blackstone Group LP	16,572
19,774		Boardwalk Real Estate Investment Trust	740
93,300		Bodycote International plc	377
665,883		Boston Properties, Inc	60,076
5,917	*	Boursorama	58
540,766		Brandywine Realty Trust	8,522
181,160	e	BRE Properties, Inc (Class A)	7,841
58,861		Brewin Dolphin Holdings plc	137
749,151	e	Brookfield Asset Management, Inc	24,318
41,630	*	BTG plc	154
64,205	e	Bunnings Warehouse Property Trust	105
10,020		Calloway Real Estate Investment Trust	193
169,000		Cambridge Industrial Trust	83
265,461	e	Camden Property Trust	11,749
8,884		Canadian Apartment Properties REIT	152
7,921		Canadian Real Estate Investment Trust	227
8,828,800	e	CapitaCommercial Trust	12,415
284,503		Capital Lease Funding, Inc	2,131
16,561	e	Capital Southwest Corp	1,726
85,060	e	Capital Trust, Inc (Class A)	1,634
2,254,159	e	CapitaMall Trust	4,972
106,000	e	CapitaRetail China Trust	97
12,502		CapMan Oyj (B Shares)	49
314,474		Capstead Mortgage Corp	3,412
69,244		Care Investment Trust, Inc	653
668,167	e	CBL & Associates Properties, Inc	15,261
86,000		CDL Hospitality Trusts	111
290,488		Cedar Shopping Centers, Inc	3,405
1,530,043	e	CFS Gandel Retail Trust	2,715
137,980		Challenger Diversified Property Group	88

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
113,463		Charter Hall Group	$115
41,975	e	Cherokee, Inc	846
971,927		China Merchants Holdings International Co Ltd	3,762
290,298		CI Financial Income Fund	6,263
9,554	e*	Climate Exchange plc	362
98,061		Cofide S.p.A.	111
5,532		Cofinimmo	1,004
32,130		Cogdell Spencer, Inc	522
282,250	e	Colonial Properties Trust	5,651
5,561		Cominar Real Estate Investment Trust	120
1,248,934	e	Commonwealth Property Office Fund	1,479
128,785		Companhia de Concessoes Rodoviarias	2,546
7,090		Corp Financiera Alba	416
247,462		Corporate Office Properties Trust	8,495
243,692		Cousins Properties, Inc	5,629
47		Creed Office Investment Corp	83
22		Crescendo Investment Corp	53
5	e	Cross Timbers Royalty Trust	-	^
1,320	e	Crystal River Capital, Inc	5
318	e	DA Office Investment Corp	1,299
5,796		DAB Bank AG.	44
144,000		Dah Chong Hong Holdings Ltd	39
99,909		Danvers Bancorp, Inc	1,099
1,047,512		DCT Industrial Trust, Inc	8,673
3,160		Deutsche Beteiligungs AG.	80
452,172		Developers Diversified Realty Corp	15,695
574,492		DiamondRock Hospitality Co	6,256
267,095	e	Digital Realty Trust, Inc	10,927
23,818		Domino's Pizza UK & IRL plc	86
591,458		Douglas Emmett, Inc	12,994
624,683		Duke Realty Corp	14,024
7,700	*	East Capital Explorer AB	104
168,562	e	EastGroup Properties, Inc	7,231
7,263	*	Eco Business-Immobilien AG.	82
191,399		Education Realty Trust, Inc	2,230
15,331	*	EM.Sport Media AG.	57
166,000		Emperor International Holdings	57
1,257	e*	Energy Infrastructure Acquisition Corp	12
103,502		Enodis plc	654
185,700		Entertainment Properties Trust	9,181
147,130		Equity Lifestyle Properties, Inc	6,474
214,654	e	Equity One, Inc	4,411
1,301,113		Equity Residential	49,794
131,998		Essex Property Trust, Inc	14,058
83,995		Eurazeo	8,938
58,184		Evolution Group plc	104
459,824	e	Extra Space Storage, Inc	7,063
438,776		Federal Realty Investment Trust	30,276
441,934		FelCor Lodging Trust, Inc	4,640
255,634	e	First Industrial Realty Trust, Inc	7,022
530,000		First Pacific Co	334
163,070	e	First Potomac Realty Trust	2,485
6,650	*	Formuepleje Safe AS	183

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
130,000		Fortune Real Estate Investment Trust	$76
1,704,000		Fosun International	1,244
335,166	e	Franklin Street Properties Corp	4,236
165,000		Frasers Centrepoint Trust	145
896,784	e	Friedman Billings Ramsey Group, Inc (Class A)	1,345
25	e	Frontier Real Estate Investment Corp	181
23	e	Fukuoka REIT Corp	121
1,268,177		General Growth Properties, Inc	44,424
5,587,840		Genting BHD	9,605
270,458	*	Getin Holding S.A.	1,151
121,630	e	Getty Realty Corp	1,753
4,628	e	Gimv NV	305
106,771	e	Gladstone Capital Corp	1,627
132,213		Gladstone Investment Corp	850
239,795	e	Glimcher Realty Trust	2,681
27		Global One Real Estate Investment Corp	306
6,585,000		GOME Electrical Appliances Holdings Ltd	3,126
120,410	*	Goodman PLUS Trust	9,874
177,618		Goodman Property Trust	164
1,473,973		GPT Group	3,141
576,436		Gramercy Capital Corp	6,681
114,648	e	Great Portland Estates plc	769
74,776		Groupe Bruxelles Lambert S.A.	8,866
1,299	e*	Groupe Bruxelles Lambert S.A.	-	^
59,801	*	Groupe Eurotunnel S.A.	923
45,414		GS Holdings Corp	1,734
8,493,730		Guinness Peat Group plc	8,861
18,769		H&R Real Estate Investment	331
19	e	Hankyu Reit, Inc	105
123,731	*	Harris & Harris Group, Inc	742
64,425		Hatteras Financial Corp	1,481
1,994		HCI Capital AG.	26
1,552,046		HCP, Inc	49,371
448,109		Health Care REIT, Inc	19,941
275,447		Healthcare Realty Trust, Inc	6,547
296,079		Heineken Holding NV	13,552
240,231		Hersha Hospitality Trust	1,814
1,665	e*	Hicks Acquisition Co I, Inc	15
342,560		Highwoods Properties, Inc	10,763
284,731	e*	Hilltop Holdings, Inc	2,936
195,200	e	HKR International Ltd	100
178,518		Home Properties, Inc	8,580
354,213		Hospitality Properties Trust	8,664
2,449,674		Host Marriott Corp	33,438
187,877		Housing Development Finance Corp	8,601
894,145		HRPT Properties Trust	6,053
326,463	*	Immoeast AG.	2,887
21		Industrial & Infrastructure Fund Investment Corp	66
82,357		Infratil Ltd	115
804,410	e	ING Industrial Fund	1,213
380,607		ING Office Fund	420
367,703	e	Inland Real Estate Corp	5,302
34,659		Intek S.p.A.	30

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,851		Intervest Offices	$69
8,334	m,v	Investimentos Itau S.A	53
1,795,350		Investimentos Itau S.A.	11,390
329,704		Investors Real Estate Trust	3,145
66,638	*	IP Group plc	148
558,199	e	iStar Financial, Inc	7,374
65,900	*	Istituto Finanziario Industriale S.p.A.	1,306
192,500	e	Jafco Co Ltd	6,591
2,849	e*	Jamba, Inc	5
909,000	e	Japan Asia Investment Co Ltd	3,810
39		Japan Excellent, Inc	190
25		Japan Hotel and Resort Inc	70
33		Japan Logistics Fund Inc	215
574	e	Japan Prime Realty Investment Corp	1,698
581		Japan Real Estate Investment Corp	6,137
1,225		Japan Retail Fund Investment Corp	7,063
141,060	e	JER Investors Trust, Inc	889
318,264	e	JFE Holdings, Inc	16,046
28	e	Joint Reit Investment Corp	69
75,408		KBC Ancora	6,566
48	e	Kenedix Realty Investment Corp	285
139,380		Kilroy Realty Corp	6,555
927,143		Kimco Realty Corp	32,005
151,373		Kite Realty Group Trust	1,892
324,141		Kiwi Income Property Trust	299
7,966,600		KLCC Property Holdings BHD	6,644
52,000		K-REIT Asia	53
15,355,500		KWG Property Holding Ltd	11,043
1,050,223		Land Securities Group plc	25,629
238,521		LaSalle Hotel Properties	5,994
32	e	LaSalle Japan REIT, Inc	56
351,808	e	Lexington Corporate Properties Trust	4,795
109,957		LG Corp	7,124
655,780	e	Liberty Property Trust	21,739
129,000		Lippo-Mapletree Indonesia Retail Trust	52
140,351		LTC Properties, Inc	3,587
376,735		Macerich Co	23,407
314,163		Mack-Cali Realty Corp	10,735
173,956	e	Macquarie Communications Infrastructure Group	509
289,105	e	Macquarie CountryWide Trust	249
237,833	e	Macquarie DDR Trust	91
6,024,472	e	Macquarie Infrastructure Group	13,405
64,780		Macquarie Leisure Trust Group	93
203,000		Macquarie MEAG Prime REIT	154
46,898	e	Macquarie Media Group Ltd	133
484,787	e	Macquarie Office Trust	362
241,379	e	Maguire Properties, Inc	2,938
251,000	e	Mapletree Logistics Trust	157
121,016		Marfin Investment Group S.A	957
6,688	*	Martifer SGPS S.A.	73
391,973	e	Medical Properties Trust, Inc	3,967
18,637	*	Meinl Airports International AG.	164
334,906		Melco International Development	322

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
273,743	*	Meruelo Maddux Properties, Inc	$597
934,411		MFA Mortgage Investments, Inc	6,092
51	e	MID Reit, Inc	166
182,334		Mid-America Apartment Communities, Inc	9,306
666,929		Midland Holdings Ltd	415
338,141	e	Mission West Properties, Inc	3,706
1,096		Mobimo Holding AG.	202
97,712		Monmouth Real Estate Investment Corp (Class A)	625
6,844		Morguard Real Estate Investment Trust	90
31		Mori Hills REIT Investment Corp	148
30		Mori Trust Sogo Reit, Inc	283
1,779		MPC Muenchmeyer Petersen Capital AG.	94
143,994		MVC Capital, Inc	1,971
137,396		National Health Investors, Inc	3,917
447,296		National Retail Properties, Inc	9,348
18,487	e	Nationale A Portefeuille	1,380
422,253		Nationwide Health Properties, Inc	13,297
53	e	New City Residence Investment Corp	108
268,921	e	Newcastle Investment Corp	1,885
34		Nippon Accommodations Fund, Inc	156
365	e	Nippon Building Fund, Inc	4,304
81		Nippon Commercial Investment Corp	229
63		Nippon Residential Investment Corp	190
31,579		Nobel Biocare Holding AG.	1,027
4,888,978		Noble Group Ltd	8,557
627	e	Nomura Real Estate Office Fund, Inc	4,722
14		Nomura Real Estate Residential Fund, Inc	60
2,948		Northern Property Real Estate Investment Trust	65
370,321	e	NorthStar Realty Finance Corp	3,081
2,145	*	NRDC Acquisition Corp	20
852	e	NTT Urban Development Corp	1,117
1,678,690	e	NWS Holdings Ltd	4,384
423,094		Omega Healthcare Investors, Inc	7,045
52,685		One Liberty Properties, Inc	859
9,871		Ordina NV	132
67		Orix JREIT, Inc	407
224,000		Pacific Century Premium Developments Ltd	80
96,000		Parkway Life Real Estate Investment Trust	80
109,867		Parkway Properties, Inc	3,706
3,293		Partners Group	453
120,124	e	PennantPark Investment Corp	866
217,745	e	Pennsylvania Real Estate Investment Trust	5,039
20,826	e	Pinetree Capital Ltd	47
871,340	e	Plum Creek Timber Co, Inc	37,215
5,586,160		Polytec Asset Holdings Ltd	1,473
302,307	e	Post Properties, Inc	8,994
217,043		Potlatch Corp	9,793
38	e	Premier Investment Co	174
8,082		Primaris Retail Real Estate Investment Trust	145
1,595,409		Prologis	86,710
117,263	e	Prospect Capital Corp	1,546
416,000		Prosperity REIT	80
108,604		PS Business Parks, Inc	5,604

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
26,192		PSP Swiss Property AG.	$1,554
665,064		Public Storage, Inc	53,731
53,281	e	RAB Capital plc	51
380,268	e	RAIT Investment Trust	2,822
114,251		Ramco-Gershenson Properties	2,347
11,366		Rathbone Brothers	209
27,700		Ratos AB (B Shares)	775
582,601	e	Realty Income Corp	13,260
187,266	e	Redwood Trust, Inc	4,268
61,200,000		Regal Real Estate Investment Trust	12,650
333,449		Regency Centers Corp	19,714
145,562	e	Resource Capital Corp	1,050
117,282		RioCan Real Estate Investment Trust	2,284
615,357		RMB Holdings Ltd	1,642
66,000	*	Saizen REIT	34
56,881		Saul Centers, Inc	2,673
4,852		Sechilienne-Sidec	379
29	e	Secured Capital Japan Co Ltd	50
547,455		Senior Housing Properties Trust	10,692
557,000	e	Shanghai Industrial Holdings Ltd	1,640
1,274,500	e	Shimao Property Holdings Ltd	1,467
296,094		Shinhan Financial Group Co Ltd	13,336
460,000		Silver Grant International	72
1,470,979		Simon Property Group, Inc	132,226
297,665		SL Green Realty Corp	24,623
8,913,552		SM Prime Holdings	1,387
2,315	e	Societe Fonciere Financiere et de Participations FFP	217
3,013		Societe Immobiliere de Location pour l'Industrie et le Commerce	377
25,564	*	Sonae Capital SGPS S.A.	51
123,172		Sovran Self Storage, Inc	5,119
22,761		Sponda Oyj	197
437,411	e	Strategic Hotels & Resorts, Inc	4,099
106,087	e	Sun Communities, Inc	1,934
160,000		Sunlight Real Estate Investment Trust	39
368,319	e	Sunstone Hotel Investors, Inc	6,114
505,000		Suntec Real Estate Investment Trust	505
177,312	e	Tanger Factory Outlet Centers, Inc	6,371
743,553		Taubman Centers, Inc	36,174
90,184	e	Tishman Speyer Office Fund	118
1,826,200	*	TM International BHD	3,437
349		Tokyu REIT, Inc	2,839
43		Top REIT Inc	161
815	e*	Triplecrown Acquisition Corp	7
484,138		UDR, Inc	10,835
111,752	*	United Arab Investors	444
37	e	United Urban Investment Corp	167
68,168		Universal Health Realty Income Trust	2,045
19,001	e	Uranium Participation Corp	182
137,430		Urstadt Biddle Properties, Inc (Class A)	2,015
298,564		U-Store-It Trust	3,568
764,000	e*	Vantage Drilling Co	6,593
5,610		Vastned Offices/Industrial	153
670,840		Ventas, Inc	28,558

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,006,651	e	Virgin Media, Inc	$27,311
717,582		Vornado Realty Trust	63,147
8,625	*	Vostok Gas Ltd	804
298,723		WABCO Holdings, Inc	13,879
258,075	e	Washington Real Estate Investment Trust	7,755
289,407	e	Weingarten Realty Investors	8,775
123,079	e	Wendel	12,461
1,388,772		Wharf Holdings Ltd	5,814
306,668		Winthrop Realty Trust	1,104
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,118,069

HOTELS AND OTHER LODGING PLACES - 0.33%
1,876,435	e	Accor S.A.	124,651
146,604	e	Ameristar Casinos, Inc	2,026
3,455,300	e	Banyan Tree Holdings Ltd	3,363
120,485	e*	Bluegreen Corp	729
214,242	e	Boyd Gaming Corp	2,691
420,919	e	Choice Hotels International, Inc	11,154
3,610	*	Club Mediterranee S.A.	160
864,175	e	Crown Ltd	7,687
18,000	e	Fujita Kanko, Inc	117
247,218	e*	Gaylord Entertainment Co	5,923
1,110,000		Golden Resorts Group Ltd	39
76,000		Great Eagle Holdings Ltd	225
184,521	e*	Great Wolf Resorts, Inc	806
5,600	e	HIS Co Ltd	84
13,007		Holidaybreak plc	109
2,459,168		Hongkong & Shanghai Hotels	3,721
47,000		Hotel Plaza Ltd	59
54,000		Hotel Properties Ltd	107
1,874,808		Indian Hotels Co Ltd	3,384
81,024		Intercontinental Hotels Group plc	1,080
92,778	e*	Isle of Capri Casinos, Inc	444
196,570		Kangwon Land, Inc	4,299
2,600		Kyoritsu Maintenance Co Ltd	50
2,700,000	*	Lai Sun Development	41
2,178,600		Landmarks BHD	982
425,122	e*	Las Vegas Sands Corp	20,168
124,194	*	Lodgian, Inc	972
129,955	e	Marcus Corp	1,943
1,831,583		Marriott International, Inc (Class A)	48,061
501,329	*	MGM Mirage	16,990
50,401		Millennium & Copthorne Hotels plc	324
12,620,902	v	Minor International PCL	5,300
56,576	e*	Monarch Casino & Resort, Inc	668
114,597	e*	Morgans Hotel Group Co	1,180
23,484	e	NH Hoteles S.A.	326
90,000		Nishi-Nippon Railroad Co Ltd	306
55,566	*	Orascom Hotels & Development	598
24,520		Orbis S.A.	523
278,801	e	Orient-Express Hotels Ltd (Class A)	12,111
80,461	*	Outdoor Channel Holdings, Inc	562
1,695		Pierre & Vacances	174

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,658,000		Regal Hotels International Holdings Ltd	$81
9,600	e	Resorttrust, Inc	125
24,000		Rezidor Hotel Group AB	101
62,569	e*	Riviera Holdings Corp	635
2,868,431		Shangri-La Asia Ltd	6,721
13,024	e	Sol Melia S.A.	140
148,000		Stamford Land Corp Ltd	68
1,159,173		Starwood Hotels & Resorts Worldwide, Inc	46,448
137,904		Thomas Cook Group plc	639
151,195		TUI Travel plc	614
143,130		United Overseas Land Ltd	357
167,154	e*	Vail Resorts, Inc	7,159
3,355		Warimpex Finanz- und Beteiligungs AG.	30
997,170		Wyndham Worldwide Corp	17,859
255,792	e	Wynn Resorts Ltd	20,809
		TOTAL HOTELS AND OTHER LODGING PLACES	385,923

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.01%
141,598	*	3PAR, Inc	1,110
83,383	e	Aaon, Inc	1,606
2,085,636		Acer, Inc	4,103
359,408		Actuant Corp (Class A)	11,267
228,142		Advantech Co Ltd	585
685,881	*	AGCO Corp	35,947
12,100		Aichi Corp	84
15,000		Aida Engineering Ltd	73
21,910		Aixtron AG.	225
37,441		Alamo Group, Inc	771
164,347	e	Albany International Corp (Class A)	4,766
1,283,326	e	Alfa Laval AB	19,827
152,329	e*	Allis-Chalmers Energy, Inc	2,711
674,305	e	Alstom RGPT	154,622
5,026	*	Alten	183
140,779	*	Altra Holdings, Inc	2,366
517,224		Amada Co Ltd	4,092
21,800	e	Amano Corp	210
51,131		Ampco-Pittsburgh Corp	2,274
8,952		Andritz AG.	562
8,745,315		Applied Materials, Inc	166,948
258,975	e	ARRK Corp	675
14,000		Asahi Diamond Industrial Co Ltd	101
11,853	e	ASM International NV	357
247,600	e	ASM Pacific Technology	1,871
945,022	e	ASML Holding NV	23,131
101,857	e*	Astec Industries, Inc	3,274
268,303	*	Asyst Technologies, Inc	958
1,161	*	A-TEC Industries AG.	99
166,349	e	Atlas Copco AB (A Shares)	2,433
94,649		Atlas Copco AB (B Shares)	1,252
19,464		ATS Automation Tooling Systems Inc	141
131,082	*	AuthenTec, Inc	1,366
572,663	e*	Axcelis Technologies, Inc	2,795
10,077	e*	Balda AG.	32

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
112		Belimo Holding AG.	$116
939,000		Benq Corp	623
3,282	e	Biesse S.p.A.	56
289,716	e	Black & Decker Corp	16,662
107,822		Black Box Corp	2,932
226,116	*	Blount International, Inc	2,625
581		Boewe Systec AG.	18
46,200	*	Bolt Technology Corp	1,043
30,035	e	Bradken Ltd	247
2,391,474	e	Brambles Ltd	20,016
299,217	e	Briggs & Stratton Corp	3,794
5,222,098	*	Brocade Communications Systems, Inc	43,030
461,052	*	Brooks Automation, Inc	3,813
142,300		Brother Industries Ltd	1,962
1,870		Bucher Industries AG.	491
301,225		Bucyrus International, Inc (Class A)	21,995
850		Burckhardt Compression Holding AG.	257
2,448		BWT AG.	101
3,800		Canon Finetech, Inc	51
2,270,930	e	Canon, Inc	116,898
4,800		Cardo AB	116
9,237		Cargotec Corp (B Shares)	320
233,415		Carlisle Cos, Inc	6,769
53,572	e	Cascade Corp	2,267
162,800		Casio Computer Co Ltd	1,852
3,559,745		Caterpillar, Inc	262,780
95,100		Charter plc	1,637
80,000		Chen Hsong Holdings	34
1,332,500	e*	China Railway Construction Corp	1,880
4,900		Chiyoda Integre Co Ltd	77
2,690	*	Christ Water Technology AG.	46
393,668	e*	Cirrus Logic, Inc	2,189
1,093,998	e	Citizen Watch Co Ltd	8,346
14,200	e	CKD Corp	88
126,774	*	Colfax Corp	3,181
120,262	*	Columbus McKinnon Corp	2,896
3,580,898		Compal Electronics, Inc	3,864
281,208	e*	Cray, Inc	1,305
1,083,929		Cummins, Inc	71,019
256,675		Curtiss-Wright Corp	11,484
178,847	e*	Cymer, Inc	4,807
27,500		Daifuku Co Ltd	271
5,000		Daihatsu Diesel Manufacturing Co Ltd	57
28,000	e	Daihen Corp	128
305,765	e	Daikin Industries Ltd	15,460
3,809	e	Danieli & Co S.p.A.	142
10,995		Danieli & Co S.p.A.	259
5,951		Datalogic S.p.A.	56
2,725,178		Deere & Co	196,567
9,560,994	*	Dell, Inc	209,195
1,228,455		Delta Electronics, Inc	3,413
40,880		Delta plc	96
19,183		Deutz AG.	176

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
265,323		Diebold, Inc	$9,440
6,400	e	Disco Corp	271
39,574		Domino Printing Sciences	221
323,756		Donaldson Co, Inc	14,452
134,000		Dongfang Electric Co Ltd	394
67,870		Doosan Infracore Co Ltd	1,963
1,671,333		Dover Corp	80,842
540,676	*	Dresser-Rand Group, Inc	21,140
174,543	*	Dril-Quip, Inc	10,996
6,300		DTS Corp	115
1,884		Duerr AG.	77
8,000	e	Eagle Industry Co Ltd	62
122,000	e	Ebara Corp	379
4,756		Econocom Group	63
199,430	e	Electrolux AB (Series B)	2,534
327,441	*	Electronics for Imaging, Inc	4,781
359,286	*	Elixir Gaming Technologies, Inc	431
10,195,779	*	EMC Corp	149,776
557,798	*	Emulex Corp	6,498
190,166	*	Ener1, Inc	1,411
5,742		Enerflex Systems, Income Fund	79
144,063	e*	ENGlobal Corp	2,051
127,371	e*	EnPro Industries, Inc	4,756
1,300,000	*	Enric Energy Equipment Holdings Ltd	883
757,584	*	Entegris, Inc	4,962
1,525	*	Envitec Biogas AG.	38
9,414	*	Eqstra Holdings Ltd	15
6,990	*	Eurotech S.p.A.	44
764,830	e*	Extreme Networks, Inc	2,172
230,328		Fanuc Ltd	22,525
46,456		Fenner plc	224
63,000	*	Firich Enterprises Co Ltd	350
80,509	*	Flanders Corp	487
107,277	e*	Flotek Industries, Inc	2,212
204,617	e*	Flow International Corp	1,596
279,923		Flowserve Corp	38,265
1,038,161	*	FMC Technologies, Inc	79,866
95,520	e*	Fuel Tech, Inc	1,683
11,100		Fuji Machine Manufacturing Co Ltd	222
1,052,468		FUJIFILM Holdings Corp	36,253
94,000	e	Furukawa Co Ltd	162
392,380	*	Gardner Denver, Inc	22,287
2,644,857		GEA Group AG.	93,382
60,747	e*	Gehl Co	898
64,072,542		General Electric Co	1,710,096
13,893		Gildemeister AG.	393
20,700		Glory Ltd	488
383,738	*	GMR Infrastructure Ltd	719
89,273	e	Gorman-Rupp Co	3,557
256,888	e	Graco, Inc	9,780
29,771		Graham Corp	2,206
110		Gurit Holding AG.	103
27,894		Hanjin Heavy Industries & Construction Co Ltd	1,196

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
33,656	*	Harbin Electric, Inc	$478
508,000	e	Harbin Power Equipment	739
605	e	Hardinge, Inc	8
10		Harmonic Drive Systems, Inc	39
16,982		Heidelberger Druckmaschinen	348
16,429,178		Hewlett-Packard Co	726,334
312,094	e	Hitachi Construction Machinery Co Ltd	8,750
17,400	e	Hitachi Koki Co Ltd	287
21,000	e	Hitachi Kokusai Electric, Inc	188
151,500	e*	Hitachi Zosen Corp	171
2,506		Homag Group AG.	73
10,000	e	Hosokawa Micron Corp	71
31,002	e*	Hurco Cos, Inc	958
73		Husqvarna AB (A Shares)	1
210,057	e	Husqvarna AB (B Shares)	1,827
329,269		IDEX Corp	12,130
75,989		IMI plc	656
154,780	*	Immersion Corp	1,054
1,811		Industria Macchine Automatiche S.p.A.	40
9,800	e	Ines Corp	57
7,014		Ingenico	245
1,465,301		Ingersoll-Rand Co Ltd (Class A)	54,846
349,585	e*	Intermec, Inc	7,369
7,896,461		International Business Machines Corp	935,968
2,384,605		International Game Technology	59,567
14,895		Interpump Group S.p.A.	139
136		Interroll Holding AG.	66
137,361	*	Intevac, Inc	1,549
196,100		Inventec Appliances Corp	375
1,532,408		Inventec Co Ltd	902
46,000	e	Iseki & Co Ltd	107
799,129		Ishikawajima-Harima Heavy Industries Co Ltd	1,619
70,553	e*	Isilon Systems, Inc	313
133,320		Itochu Techno-Science Corp	4,332
940,067		ITT Industries, Inc	59,534
1,938,199		Jabil Circuit, Inc	31,806
1,545,100	e	Japan Steel Works Ltd	30,052
832,324		Joy Global, Inc	63,115
34,000	e	Juki Corp	97
4,260		Jungheinrich AG.	119
85,241	*	Kadant, Inc	1,926
1,064,000	e	Kato Works Co Ltd	4,175
151,023	e	Kaydon Corp	7,764
17,654		KCI Konecranes Oyj	725
10,800	e	Keihin Corp	164
297,039		Kennametal, Inc	9,669
32,938	*	Key Technology, Inc	1,048
4,651		Koenig & Bauer AG.	137
18,781		Kofax plc	71
2,420,420		Komatsu Ltd	67,593
820		Komax Holding AG	109
19,700		Komori Corp	360
479,759		Kone Oyj (Class B)	16,770

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
892,922		Konica Minolta Holdings, Inc	$15,125
990,873	e	Krones AG.	84,703
48,000	e	KS Energy Services Ltd	67
699,767	e	Kubota Corp	5,029
8,493	e	KUKA AG.	276
354,560	e*	Kulicke & Soffa Industries, Inc	2,585
227,426		Kumba Iron Ore Ltd	9,119
110,988	e	Kurita Water Industries Ltd	4,118
1,242,216	*	Lam Research Corp	44,906
88,644		Larsen & Toubro Ltd	4,511
239,467		Lennox International, Inc	6,935
3,486,000	e	Lenovo Group Ltd	2,372
795,016	*	Lexmark International, Inc (Class A)	26,577
68,784	e	Lindsay Manufacturing Co	5,845
13,300	e	Lintec Corp	231
1,527,733		Lite-On Technology Corp	1,534
290,151	*	Logitech International S.A.	7,757
102,777		Lufkin Industries, Inc	8,559
30,000	e	Makino Milling Machine Co Ltd	189
198,992	e	Makita Corp	8,144
3,523		Manitou BF S.A.	106
674,459		Manitowoc Co, Inc	21,940
2,900		Mars Engineering Corp	43
10,000		Max Co Ltd	113
514,571		Meggitt plc	2,171
43,000		Meidensha Corp	129
4,300		Melco Holdings, Inc	85
110,651		Melrose plc	335
88,439		Met-Pro Corp	1,181
77,403	m,v	Micron Machinery Co Ltd	2,039
523,823	*	Micros Systems, Inc	15,971
89,633	e*	Middleby Corp	3,936
130	*	MidgardXXI, Inc	-	^
824,987		Mitac International	557
4,853,623	e	Mitsubishi Heavy Industries Ltd	23,182
22,000		Mitsubishi Kakoki Kaisha Ltd	75
4,300	e	Modec, Inc	140
195,137	e	Modine Manufacturing Co	2,414
24,200	e	Mori Seiki Co Ltd	410
33,505		Nacco Industries, Inc (Class A)	2,491
47,000		Nachi-Fujikoshi Corp	183
121,059	e*	NATCO Group, Inc (Class A)	6,601
63,356	*	Natural Gas Services Group, Inc	1,931
230,348	*	Netezza Corp	2,644
204,535	*	Netgear, Inc	2,835
15,000	e	Nidec Sankyo Corp	95
20,000		Nippon Thompson Co Ltd	128
3,200		Nitto Kohki Co Ltd	63
83,546		NN, Inc	1,165
7,784	e*	Nordex AG.	323
185,484		Nordson Corp	13,520
6,100	e	Noritz Corp	75
46,821		NRW Holdings Ltd	87

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
576,573	e	NTN Corp	$3,845
22,996	e	OCE NV	283
35,846	*	Ocean RIG ASA	317
253,526	*	Oil States International, Inc	16,084
189,402	e	Oki Electric Industry Co Ltd	291
88,000	e	Okuma Holdings, Inc	876
4,074		Omega Flex, Inc	62
4,272		ONA S.A.	1,099
9,000	e	Organo Corp	107
21,100	e	OSG Corp	238
12,316		Outotec Oyj	780
3,460		Palfinger AG.	114
500,673		Pall Corp	19,867
605,313	e	Palm, Inc	3,263
254,000		Pan-International Industrial	335
16,060		Pason Systems Inc	260
37,443	*	Peerless Manufacturing Co	1,755
2,388		Pfeiffer Vacuum Technology AG.	248
6,103	e	Pinguely-Haulotte	89
18	e*	Produce Co Ltd	65
34,641		Psion plc	82
3,289,410		PT United Tractors Tbk	4,342
1,497,098		PTT Aromatics & Refining PCL	1,032
1,908,507		Quanta Computer, Inc	2,948
1,287,388	e*	Quantum Corp	1,738
279,884	*	Rackable Systems, Inc	3,750
908		Rational AG.	183
115,252	*	RBC Bearings, Inc	3,840
430,662		Rheinmetall AG.	31,087
58,097	e*	Rimage Corp	720
4,100		Riso Kagaku Corp	58
1,454,074	e*	Riverbed Technology, Inc	19,950
183,192		Robbins & Myers, Inc	9,136
590,801		Rockwell Automation, Inc	25,836
2,800	e	Roland DG Corp	74
713,272	e*	Safeguard Scientifics, Inc	884
357,615	e	Safran S.A.	6,897
1,004,934	*	SanDisk Corp	18,792
1,996,384	e	Sandvik AB	27,124
1,500	m,v	Sansei Yusoki Co Ltd	12
2,426		Sartorius AG.	77
62,335	e	Sauer-Danfoss, Inc	1,942
29,000		Scana Industrier	74
168,097	e*	Scansource, Inc	4,498
308,626		Schindler Holding AG.	22,925
2,878		Schoeller-Bleckmann Oilfield Equipment AG.	308
2,122		Schulthess Group	124
268,120	e*	Scientific Games Corp (Class A)	7,942
1,249,635	m,v*	Seagate Technology	-	^
3,461,211		Seagate Technology, Inc	66,213
82,764	e	Seiko Epson Corp	2,275
132,216	e*	Semitool, Inc	993
27,394	e*	Service Point Solutions S.A.	94

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
45,710	e*	Sevan Marine ASA	$569
2,530,000	e	Shanghai Electric Group Co Ltd	1,241
547,347		Shanghai Zhenhua Port Machinery Co	783
15,505		ShawCor Ltd	547
7,200	e	Shima Seiki Manufacturing Ltd	197
31,000	e	Shinko Electric Co Ltd	97
248,590		Shinmaywa Industries Ltd	984
146,553	e*	Sigma Designs, Inc	2,036
9,837	*	Singulus Technologies	108
12,100		Sintokogio Ltd	118
1,515,213	e	SKF AB (B Shares)	23,615
77,013		SMC Corp	8,453
13,800	e	Sodick Co Ltd	68
66,196	e	Solarworld AG.	3,150
214,592		SPX Corp	28,268
83,537		Standex International Corp	1,733
207,907	e*	STEC, Inc	2,135
14,903		Sulzer AG.	1,883
696,893		Sumitomo Heavy Industries Ltd	4,727
119,208	e*	Super Micro Computer, Inc	880
2,740,000	*	Superb Summit International Timber Co Ltd	39
666,750		Synnex Technology International Corp	1,369
5,600		Systemair AB	59
73,306	*	T-3 Energy Services, Inc	5,826
424,186	e	Tadano Ltd	4,568
2,700	e	Takeuchi Manufacturing Co Ltd	66
2,902,315		Tat Hong Holdings Ltd	4,065
414,874	e	Techtronic Industries Co	350
97,406	*	Tecumseh Products Co (Class A)	3,193
5,100	e	Teikoku Piston Ring Co Ltd	46
91,481	e	Tennant Co	2,751
1,267,658	*	Teradata Corp	29,334
485,986	*	Terex Corp	24,965
77,082	*	Thermadyne Holdings Corp	1,140
73,018	e	THK Co Ltd	1,421
313,134		Timken Co	10,315
331,440	e	Tokyo Electron Ltd	19,113
16,000		Tokyo Kikai Seisakusho Ltd	35
9,600	e	Tokyo Seimitsu Co Ltd	155
10,100		Topre Corp	91
4,400		Torishima Pump Manufacturing Co Ltd	91
205,771	e	Toro Co	6,846
3,577,077	e	Toshiba Corp	26,390
31,000		Toshiba Machine Co Ltd	211
27,000		Toyo Kanetsu K K	56
209,029		Toyota Tsusho Corp	4,906
37,000	e	Tsubakimoto Chain Co	216
18,000	e	Tsugami Corp	65
94,043	e*	TurboChef Technologies, Inc	450
3,849,117	e	Tutt Bryant Group Ltd	6,312
64,343	e	Twin Disc, Inc	1,347
191,095	*	Ultratech, Inc	2,966
2,478	*	Unaxis Holding AG.	684

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,100	e	Union Tool Co	$90
86,000	e	Unisteel Technology Ltd	120
628,958	*	Varian Medical Systems, Inc	32,611
358,545	e*	VeriFone Holdings, Inc	4,285
377,162	*	Verigy Ltd	8,565
42,659	*	Vestas Wind Systems AS	5,554
6,536	e	Wacker Construction Equipment AG.	98
95	e	Wacom Co Ltd	227
293		Walter Meier AG.	53
19,159	e	Wartsila Oyj (B Shares)	1,196
128,490	e	Watsco, Inc	5,371
59,948		Weir Group plc	1,115
1,707,571	*	Western Digital Corp	58,962
176,000		Win Hanverky Holdings Ltd	28
18,522		Wincor Nixdorf AG.	1,288
949,766		Wistron Corp	1,356
386,169		Woodward Governor Co	13,771
17,000		Yamatake Corp	444
138,172	e	Yokogawa Electric Corp	1,266
3,440		Yushin Precision Equipment Co Ltd	81
91,530	e*	Zardoya Otis S.A.	189
91,530	e	Zardoya Otis S.A.	1,894
264,484	*	Zebra Technologies Corp (Class A)	8,633
65		Zehnder Group AG.	86
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	7,018,754

INSTRUMENTS AND RELATED PRODUCTS - 3.69%
5,900		A&D Co Ltd	53
118,373	e*	Abaxis, Inc	2,856
160,460	e*	Abiomed, Inc	2,848
193,461	e*	Accuray, Inc	1,410
223,245	e*	Advanced Medical Optics, Inc	4,184
408,382	e*	Affymetrix, Inc	4,202
39,149		AGFA-Gevaert NV	253
2,207,078	*	Agilent Technologies, Inc	78,440
361,895	e*	Align Technology, Inc	3,796
1,249,016		Allergan, Inc	65,011
6,000		Aloka Co Ltd	83
145,491	*	Alphatec Holdings, Inc	594
375,094	e*	Alsius Corp	450
394,825	e*	American Medical Systems Holdings, Inc	5,903
49,766	e	American Science & Engineering, Inc	2,564
21,130	e	Amplifon S.p.A.	58
80,482		Analogic Corp	5,076
99,517	*	Anaren, Inc	1,052
150,705	*	Angiodynamics, Inc	2,053
28,000		Anritsu Corp	87
1,255,473		Applied Biosystems, Inc	42,033
108,341	e*	Argon ST, Inc	2,687
147,548	e*	Arthrocare Corp	6,021
153,021		Asia Optical Co, Inc	291
15,769	e*	Aspect Medical Systems, Inc	99
7,908		Atrion Corp	758

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,688		Audika	$78
51,655	*	Axsys Technologies, Inc	2,688
77,485	e	Badger Meter, Inc	3,915
553,682		Bard (C.R.), Inc	48,696
3,625,288		Baxter International, Inc	231,801
17,199,208	m,v	BB Bioventures L.P.	4,197
265,879		Beckman Coulter, Inc	17,955
1,392,405		Becton Dickinson & Co	113,203
106,760	*	Bio-Rad Laboratories, Inc (Class A)	8,636
190,000	*	Biosensors International Group Ltd	94
6,587,102	*	Boston Scientific Corp	80,955
329,118	*	Bruker BioSciences Corp	4,229
244,149	*	Caliper Life Sciences, Inc	632
77,835	e*	Cantel Medical Corp	788
110,345	*	Cardiac Science Corp	905
26,462	*	CardioNet, Inc	705
317,164	e*	Cepheid, Inc	8,919
98,926	e	Cochlear Ltd	4,155
132,287	*	Coherent, Inc	3,954
126,220	e	Cohu, Inc	1,853
117,029	e	Compagnie Generale d'Optique Essilor International S.A.	7,139
185,864	*	Conmed Corp	4,935
7,599		Consort Medical plc	90
169,978	e	Cooper Cos, Inc	6,315
11,686		Corin Group plc	36
3,318,713		Covidien Ltd	158,933
5,486	e*	Credence Systems Corp	7
13,196	e*	Cutera, Inc	119
130,266	e*	Cyberonics, Inc	2,827
68,693	e*	Cynosure, Inc (Class A)	1,361
1,258,878		Danaher Corp	97,311
87,376		Datascope Corp	4,107
705,293		Dentsply International, Inc	25,955
286,192	*	Depomed, Inc	919
137,943	*	DexCom, Inc	833
126,855	*	Dionex Corp	8,419
1,738		Draegerwerk AG.	97
177,163		DRS Technologies, Inc	13,946
19,020	*	DXP Enterprises, Inc	792
178,908	*	Eagle Test Systems, Inc	2,004
1,255,303		Eastman Kodak Co	18,114
24,744	e	Elekta AB (B Shares)	474
5,763,174		Emerson Electric Co	284,989
204,203	e*	EnteroMedics, Inc	919
138,757	e*	ESCO Technologies, Inc	6,510
199,749	*	Esterline Technologies Corp	9,840
398,490	e*	ev3, Inc	3,778
41,067	*	Exactech, Inc	1,056
66,318	*	Excel Technology, Inc	1,480
8,609	*	Exfo Electro Optical Engineering, Inc	38
109,730	e*	FARO Technologies, Inc	2,762
218,752	e*	FEI Co	4,983
75,223	*	FGX International Holdings Ltd	605

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,355		Fielmann AG.	$245
178,299	e	Finmeccanica S.p.A.	4,662
760,314	*	Flir Systems, Inc	30,846
258,313	e*	Formfactor, Inc	4,761
291,097	e*	Fossil, Inc	8,462
6,876		Fresenius SE	595
6,100		Furuno Electric Co Ltd	80
521,109	e	Garmin Ltd	22,324
12,884,212		Golden Meditech Co Ltd	4,362
364		Guerbet	75
139,917	*	Haemonetics Corp	7,760
12,552		Hamworthy plc	135
135,565	*	Hanger Orthopedic Group, Inc	2,235
71,087	*	Herley Industries, Inc	944
44,900	e,m	Hexagon AB (B Shares)	813
287,108		Hillenbrand, Inc	6,144
2,100		Hioki EE Corp	39
2,946,326	*	Hologic, Inc	64,230
72,897	*	ICU Medical, Inc	1,668
76,309	e*	ICx Technologies, Inc	557
162,599	e*	I-Flow Corp	1,650
135,678	e*	II-VI, Inc	4,738
277,253	e*	Illumina, Inc	24,152
579		Inficon Holding AG.	93
95,850	e*	Insulet Corp	1,508
97,016	e*	Integra LifeSciences Holdings Corp	4,315
205,271	*	Intuitive Surgical, Inc	55,300
194,621	e	Invacare Corp	3,978
576,400	*	Invensys plc	2,978
558,512	e*	ION Geophysical Corp	9,746
106,590	*	IRIS International, Inc	1,668
144,374	*	Itron, Inc	14,199
253,494	*	Ixia	1,762
11,083	*	Jenoptik AG.	96
17,000		Jeol Ltd	75
16,459,634		Johnson & Johnson	1,059,013
705		Kaba Holding AG.	214
48,300	*	Kensey Nash Corp	1,548
34,475		Keyence Corp	8,218
785,473		Kla-Tencor Corp	31,977
389,957	e*	Kopin Corp	1,119
14,155	*	K-Tron International, Inc	1,834
353,171	e*	L-1 Identity Solutions, Inc	4,704
70,226	*	LaBarge, Inc	913
2,500		Lasertec Corp	31
163,452		LG.Philips LCD Co Ltd	6,110
15,068	e	LG.Philips LCD Co Ltd (ADR)	281
399,727	e*	LTX Corp	879
121,505	e	Luxottica Group S.p.A.	2,836
96,434	*	Lydall, Inc	1,210
600		Mani, Inc	38
308,918	e*	Masimo Corp	10,611
82,046	*	Measurement Specialties, Inc	1,443

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
87,473	*	Medical Action Industries, Inc	$907
6,952,542		Medtronic, Inc	359,794
182,096	e	Mentor Corp	5,066
196,926	*	Merit Medical Systems, Inc	2,895
198,620	*	Mettler-Toledo International, Inc	18,841
4,000		Micronics Japan Co Ltd	145
83,910	e*	Micrus Endovascular Corp	1,176
220,237	e*	Millipore Corp	14,945
159,947	e	Mine Safety Appliances Co	6,396
332,727	*	MKS Instruments, Inc	7,287
104,426		Movado Group, Inc	2,068
21,967,242	a,m,v*	MPM Bioventures II	10,426
124,120		MTS Systems Corp	4,453
1,100		Nakanishi, Inc	119
234,547		National Instruments Corp	6,654
152,184	e*	Natus Medical, Inc	3,187
75,461	*	Neogen Corp	1,727
210,869	e*	Newport Corp	2,402
6,918	e	Nice S.p.A.	31
6,100		Nidec Copal Corp	79
16,000	e	Nikkiso Co Ltd	111
542,270	e	Nikon Corp	15,874
1,266,927		Nippon Electric Glass Co Ltd	22,022
12,000	e	Nipro Corp	204
4,400		Noritsu Koki Co Ltd	55
52,038	e*	Northstar Neuroscience, Inc	83
287,786	*	NuVasive, Inc	12,853
92,690	e*	NxStage Medical, Inc	356
7,700	*	ODIM ASA	128
3,800		Ohara, Inc	68
253,610	e	Olympus Corp	8,598
95,270	*	Orthofix International NV	2,758
333,003	*	Orthovita, Inc	683
67,412	e	Osaki Electric Co Ltd	401
22,366	e*	OYO Geospace Corp	1,318
106,154	e*	Palomar Medical Technologies, Inc	1,059
20,280,716	e	PCCW Ltd	12,283
216,000	e	Peace Mark Holdings Ltd	150
480,802		PerkinElmer, Inc	13,390
540,363	e	Phonak Holding AG.	44,596
93,219	*	Photon Dynamics Inc	1,406
838,188		Pitney Bowes, Inc	28,582
56,552	e*	Qiagen NV	1,145
17,479	e	Q-Med AB	92
21,557		Raymarine plc	55
9,458		Renishaw plc	139
315,608	*	Resmed, Inc	11,280
655,957		Rockwell Collins, Inc	31,460
178,927	*	Rofin-Sinar Technologies, Inc	5,404
356,899		Roper Industries, Inc	23,513
719	*	Roth & Rau AG.	156
162,580	e*	Rudolph Technologies, Inc	1,252
1,147		SAES Getters S.p.A.	27

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
54,575	e	Safilo Group S.p.A.	$120
48,681		Samsung Techwin Co Ltd	2,153
6,200		Sectra AB	55
19,000		Seiko Holdings Corp	85
135,000		Shimadzu Corp	1,346
336,168	e*	Sirf Technology Holdings, Inc	1,452
99,862	e*	Sirona Dental Systems, Inc	2,588
4,126,206	a,m,v*	Skyline Venture Partners Qualified II	1,759
892,313	m,v*	Skyline Venture Partners Qualified III	431
661,261		Smith & Nephew plc	7,255
74,943	*	Somanetics Corp	1,589
139,885	e*	Sonic Solutions, Inc	834
106,383	e*	SonoSite, Inc	2,980
174,212	*	Spectranetics Corp	1,718
35,935		Spectris plc	509
1,779		Sperian Protection	211
21,045		Spirax-Sarco Engineering plc	448
124,211	*	Spirent Communications plc	161
2,791,226	*	St. Jude Medical, Inc	114,105
354,334	*	Star Scientific, Inc	425
379,969		STERIS Corp	10,928
2,008		Stratec Biomedical Systems	42
1,247,540		Stryker Corp	78,445
10,511	e	Swatch Group AG.	2,614
80,901	e	Swatch Group AG.	3,774
233,810	*	Symmetry Medical, Inc	3,792
75,333	*	Synovis Life Technologies, Inc	1,419
81,511		Synthes, Inc	11,211
74,900	e	Sysmex Corp	2,952
4,500	e	Tamron Co Ltd	85
211,080	*	Techne Corp	16,335
381,559	*	Teledyne Technologies, Inc	18,616
691,741	*	Teradyne, Inc	7,658
340,593		Terumo Corp	17,427
2,856,239	*	Thermo Electron Corp	159,178
294,688	e*	Thoratec Corp	5,125
45,462	e*	TomTom NV	1,299
14,800	e	Topcon Corp	140
66,964	e*	Trans1, Inc	1,009
487,474	e*	Trimble Navigation Ltd	17,403
18,465		Ultra Electronics Holdings	437
2,563		Vaisala Oyj (A Shares)	106
206,406	*	Varian, Inc	10,539
181,408	e*	Veeco Instruments, Inc	2,917
37,939	*	Vision-Sciences, Inc	142
94,390	e*	Vital Images, Inc	1,174
46,668		Vital Signs, Inc	2,650
440,818	e*	Vivus, Inc	2,945
76,599	*	Vnus Medical Technologies, Inc	1,533
256,495	*	Volcano Corp	3,129
666,718	*	Waters Corp	43,003
5,838	e*	William Demant Holding	383
194,326	*	Wright Medical Group, Inc	5,521

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,601,230		Xerox Corp	$48,833
1,575	e*	X-Rite, Inc	4
898	*	Ypsomed Holding AG.	83
1,878,956	*	Zimmer Holdings, Inc	127,863
138,641	*	Zoll Medical Corp	4,668
84,534	*	Zygo Corp	831
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,309,623

INSURANCE AGENTS, BROKERS AND SERVICE - 0.44%
4,142,960		AON Corp	190,328
3,796	e	April Group	222
45,507		Benfield Group Ltd	220
433,881		Brown & Brown, Inc	7,545
166,485	e*	Crawford & Co (Class B)	1,330
357,080	e	Gallagher (Arthur J.) & Co	8,606
12,194	e	Grupo Catalana Occidente S.A.	343
1,981,370		Hartford Financial Services Group, Inc	127,937
1,903,690	*	HBOS plc	408
4,759,226		HBOS plc	26,056
205,809		Hilb Rogal & Hobbs Co	8,944
39,611		Jardine Lloyd Thompson Group plc	297
31,733		Life Partners Holdings, Inc	634
2,559,083		Marsh & McLennan Cos, Inc	67,944
33,329	e	MLP AG.	599
238,679	e	National Financial Partners Corp	4,731
1,589,570		QBE Insurance Group Ltd	34,177
50,746		St James's Place plc	220
1,455,261		Suncorp-Metway Ltd	18,236
237,982	e	Unipol Gruppo Finanziario S.p.A.	559
214,273		Unipol S.p.A.	412
129,846	*	United America Indemnity Ltd (Class A)	1,736
34,575		White Mountains Insurance Group Ltd	14,833
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	516,317

INSURANCE CARRIERS - 3.89%
1,183,874	e	ABC Learning Centres Ltd	1,136
4,075,712	*	ACE Ltd	224,531
29,436		Aditya Birla Nuvo Ltd	820
3,289,238		Admiral Group plc	52,054
2,362,172		Aegon NV	31,055
5,584,526		Aetna, Inc	226,341
2,765,842		Aflac, Inc	173,695
287,000		Aioi Insurance Co Ltd	1,532
106,486		Aksigorta AS	359
97,609		Alleanza Assicurazioni S.p.A	1,056
18,883	e*	Alleghany Corp	6,270
1,792,666	e	Allianz AG.	315,335
281,796		Allied World Assurance Holdings Ltd	11,165
2,281,985		Allstate Corp	104,036
2,550		Alm Brand A/S	134
1,619,915	e	Ambac Financial Group, Inc	2,171
64,048	*	AmCOMP, Inc	623
336,318	e	American Equity Investment Life Holding Co	2,741

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
617,405		American Financial Group, Inc	$16,516
13,504,240		American International Group, Inc	357,322
72,368		American National Insurance Co	7,094
56,032		American Physicians Capital, Inc	2,714
55,490	*	American Safety Insurance Holdings Ltd	798
637,541	*	AMERIGROUP Corp	13,261
132,291	*	Amerisafe, Inc	2,109
129,650		Amlin plc	644
3,246,875	e	AMP Ltd	20,790
139,088	e	Amtrust Financial Services, Inc	1,753
262,640	*	Arch Capital Group Ltd	17,418
174,434	*	Argo Group International Holdings Ltd	5,854
128,000		Asia Financial Holdings Ltd	49
562,098		Aspen Insurance Holdings Ltd	13,305
435,842		Assicurazioni Generali S.p.A.	16,657
701,030		Assurant, Inc	46,240
342,150	e	Assured Guaranty Ltd	6,155
1,808,964		Aviva plc	17,934
3,804,948	e	AXA Asia Pacific Holdings Ltd	17,060
952,661	e	AXA S.A.	28,071
1,603,928		Axis Capital Holdings Ltd	47,813
44,301	e	Baldwin & Lyons, Inc (Class B)	774
186,894		Baloise Holding AG.	19,602
127,504		Beazley Group plc	281
86,637		Brit Insurance Holdings plc	301
176,009		Castlepoint Holdings Ltd	1,600
305,350	*	Centene Corp	5,127
106,832		Chaucer Holdings plc	170
26,408		Chesnara plc	76
628,000		China Insurance International Holdings Co Ltd	1,500
6,569,119	e	China Life Insurance Co Ltd	22,886
1,916,230		Chubb Corp	93,914
647,567		Cincinnati Financial Corp	16,448
205,486	e*	Citizens, Inc	1,260
1,103		Clal Insurance	23
191,847		CNA Financial Corp	4,825
112,578	*	CNA Surety Corp	1,423
22,332	e	CNP Assurances	2,518
1,673,227	*	Conseco, Inc	16,598
3,591,404	e	Corp Mapfre S.A.	17,144
84,127	e*	Darwin Professional Underwriters, Inc	2,591
258,790		Delphi Financial Group, Inc (Class A)	5,988
78,757		Donegal Group, Inc (Class A)	1,250
39,797		Dongbu Insurance Co Ltd	1,460
45,448	e	EMC Insurance Group, Inc	1,094
450,170		Employers Holdings, Inc	9,319
204,276		Endurance Specialty Holdings Ltd	6,290
80,749	e*	Enstar Group Ltd	7,066
9,011		ERGO Previdenza S.p.A.	53
132,205		Erie Indemnity Co (Class A)	6,101
492,286		Everest Re Group Ltd	39,240
44,159		Fairfax Financial Holdings Ltd	11,303
6,331		FBD Holdings plc	169

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
88,823		FBL Financial Group, Inc (Class A)	$1,766
807,413	e	Fidelity National Title Group, Inc (Class A)	10,173
119,249	e*	First Acceptance Corp	382
348,309		First American Corp	9,195
107,229	*	First Mercury Financial Corp	1,892
113,006	e	Flagstone Reinsurance Holdings Ltd	1,332
16,007		Fondiaria-Sai S.p.A	528
57,798	e*	Fpic Insurance Group, Inc	2,619
2,657,713		Friends Provident plc	5,374
592,846		Fuji Fire & Marine Insurance Co Ltd	1,582
3,358,614		Genworth Financial, Inc (Class A)	59,817
412,293	e	Great-West Lifeco Inc	11,790
152,893	e*	Greenlight Capital Re Ltd (Class A)	3,495
17,416	*	Hallmark Financial Services	168
333,294		Hannover Rueckversicherung AG.	16,417
219,422		Hanover Insurance Group, Inc	9,325
438		Harel Insurance Investments & Finances Ltd	21
92,421	e	Harleysville Group, Inc	3,127
749,388		HCC Insurance Holdings, Inc	15,842
1,664,771	*	Health Net, Inc	40,054
231,076	*	HealthExtras, Inc	6,965
298,408	*	Healthspring, Inc	5,037
1,152		Helvetia Holding AG.	447
57,687		Highway Insurance Holdings plc	58
110,689		Hiscox Ltd	457
250,726		Horace Mann Educators Corp	3,515
1,055,512	*	Humana, Inc	41,978
2,044		Hyundai Marine & Fire Insurance Co Ltd	44
31,792	e	Independence Holding Co	311
21,377		Industrial Alliance Insurance and Financial Services Inc	718
95,914		Infinity Property & Casualty Corp	3,982
102,831		ING CANADA INC	3,585
1,340,815	e	Insurance Australia Group Ltd	4,468
321,479		IPC Holdings Ltd	8,535
98,415		Irish Life & Permanent plc	1,013
27,843		Just Retirement plc	56
24,556		Kansas City Life Insurance Co	1,025
227,455		KBC Groep NV	25,143
14,762		Kingsway Financial Services, Inc	128
37,108		Korean Reinsurance Co	427
90,736	e	LandAmerica Financial Group, Inc	2,013
768,255	e	Leucadia National Corp	36,062
137,177		Liberty Group Ltd	1,083
1,672,136		Lincoln National Corp	75,781
1,932,503	e	Loews Corp	90,634
244,575		Maiden Holdings Ltd	1,565
2,700,672	e	Manulife Financial Corp	94,445
37,617	*	Markel Corp	13,805
2,395,698	*	MAX India Ltd	8,691
922,333		Max Re Capital Ltd	19,673
839,832	e	MBIA, Inc	3,687
153,763		Meadowbrook Insurance Group, Inc	815
201,045	e	Mediolanum S.p.A.	833

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
99,535	e	Mercury General Corp	$4,650
2,104,005		Metlife, Inc	111,028
15,728		Metropolitan Holdings Ltd	22
1,784,194	e	MGIC Investment Corp	10,901
15,156		Migdal Insurance Holdings Ltd	19
62,975		Milano Assicurazioni S.p.A.	324
12,468		Milano Assicurazioni S.p.A.	68
1,562,541		Millea Holdings, Inc	60,900
202,000		Ming An Holdings Co Ltd	35
1,044,628		Mitsui Sumitomo Insurance Group Holdings, Inc	36,104
87,810	e*	Molina Healthcare, Inc	2,137
521,293	e	Montpelier Re Holdings Ltd	7,689
511,434		Muenchener Rueckver AG.	89,702
44,051	e	National Interstate Corp	810
14,202		National Western Life Insurance Co (Class A)	3,103
213,346	e	Nationwide Financial Services, Inc (Class A)	10,243
75,896	*	Navigators Group, Inc	4,102
383,000	e	Nipponkoa Insurance Co Ltd	3,326
328,873		Nissay Dowa General Insurance Co Ltd	1,829
5,992		Northbridge Financial Corp	191
18,520		Novae Group plc	110
32,783	e	NYMAGIC, Inc	628
148,135	e	Odyssey Re Holdings Corp	5,259
6,038,481		Old Mutual plc	11,085
866,283		Old Republic International Corp	10,257
248,639		OneBeacon Insurance Group Ltd	4,369
349,000		Pacific Century Regional Developments Ltd	89
269,445		PartnerRe Ltd	18,627
287,645	*	Philadelphia Consolidated Holding Co	9,771
678,255	e	Phoenix Cos, Inc	5,162
2,054,000	e	PICC Property & Casualty Co Ltd	1,369
1,164,000	e	Ping An Insurance Group Co of China Ltd	8,675
725,535		Platinum Underwriters Holdings Ltd	23,660
213,631	*	PMA Capital Corp (Class A)	1,968
425,662	e	PMI Group, Inc	830
735,711		Power Corp Of Canada	22,525
337,680		Power Financial Corp	10,981
66,865		Premafin Finanziaria S.p.A.	130
132,797		Presidential Life Corp	2,048
253,557	e*	Primus Guaranty Ltd	738
1,753,927		Principal Financial Group	73,612
194,748	*	ProAssurance Corp	9,369
69,544		Procentury Corp	1,102
3,025,928		Progressive Corp	56,645
374,819		Protective Life Corp	14,262
2,725,399		Prudential Financial, Inc	162,815
6,087,327		Prudential plc	64,208
350,583		Quanta Capital Holdings Ltd	926
466,979		Radian Group, Inc	677
111,329	*	RadNet, Inc	690
110,912		Reinsurance Group Of America, Inc	4,827
417,577		RenaissanceRe Holdings Ltd	18,653
107,513	e	RLI Corp	5,319

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,734,030		Royal & Sun Alliance Insurance Group plc	$11,786
355,305		Safeco Corp	23,862
100,718		Safety Insurance Group, Inc	3,591
46,093		Samsung Fire & Marine Insurance Co Ltd	9,627
1,861,783		Sanlam Ltd	3,937
156		Schweizerische National-Versicherungs-Gesellschaft	114
85,513	e	SCOR	1,947
45,880	e*	SCPIE Holdings Inc	1,284
146,179	*	SeaBright Insurance Holdings, Inc	2,117
327,641		Selective Insurance Group, Inc	6,147
166,160		SNS Reaal	3,210
10,972	e	Societa Cattolica di Assicurazioni SCRL	482
631,425		Sompo Japan Insurance, Inc	5,937
1,617		Sony Financial Holdings, Inc	6,510
312,479		Stancorp Financial Group, Inc	14,674
1,811,781		Standard Life plc	7,532
78,465	e	State Auto Financial Corp	1,878
99,932	e	Stewart Information Services Corp	1,933
2,003,655	e	Storebrand ASA	14,837
900,699	e	Sun Life Financial, Inc	37,054
117,901		Swiss Life Holding	31,364
1,155,213		Swiss Reinsurance Co	76,581
308,169		T&D Holdings, Inc	19,008
4,103	e*	Topdanmark AS	617
527,590		Torchmark Corp	30,943
102,278		Tower Group, Inc	2,167
137,754		Transatlantic Holdings, Inc	7,779
4,526,255		Travelers Cos, Inc	196,439
69,519	e*	Triple-S Management Corp (Class B)	1,137
6,689	e	TrygVesta A.S.	472
7,010		Uniqa Versicherungen AG.	199
122,957		United Fire & Casualty Co	3,311
6,179,573		UnitedHealth Group, Inc	162,214
155,030		Unitrin, Inc	4,274
270,075	*	Universal American Financial Corp	2,760
1,638,861		UnumProvident Corp	33,515
957,245	e	Validus Holdings Ltd	20,341
3,462		Vittoria Assicurazioni S.p.A.	61
1,245,576		W.R. Berkley Corp	30,093
607,633	*	WellCare Health Plans, Inc	21,966
6,287		Wesco Financial Corp	2,402
7,451		Wiener Staedtische Allgemeine Versicherung AG.	491
2,227,759		XL Capital Ltd (Class A)	45,803
212,067		Zenith National Insurance Corp	7,456
150,002		Zurich Financial Services AG.	38,229
		TOTAL INSURANCE CARRIERS	4,541,533

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
71,641	*	China Fire & Security Group, Inc	577
270,243	*	Geo Group, Inc	6,080
713,626	e*	PAN Fish ASA	523
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	7,180

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
LEATHER AND LEATHER PRODUCTS - 0.15%
124,822	e	Adidas-Salomon AG.	$7,860
5,217		Antichi Pellettieri S.p.A.	59
3,072,615	*	Coach, Inc	88,737
443,086	e*	CROCS, Inc	3,549
143,416	e*	Genesco, Inc	4,427
20,647	e	Geox S.p.A.	209
290,463	e*	Iconix Brand Group, Inc	3,509
291,527	e	LVMH Moet Hennessy Louis Vuitton S.A.	30,411
1,715,580		Pou Chen Corp	1,495
177,887	*	Steven Madden Ltd	3,270
282,654		ThyssenKrupp AG.	17,732
290,224	e*	Timberland Co (Class A)	4,745
2,840	e	Tod's S.p.A.	156
43,837	e	Weyco Group, Inc	1,163
330,486		Wolverine World Wide, Inc	8,814
481,881	e	Yue Yuen Industrial Holdings	1,145
		TOTAL LEATHER AND LEATHER PRODUCTS	177,281

LEGAL SERVICES - 0.04%
615,861	*	FTI Consulting, Inc	42,162
73,611	e*	Pre-Paid Legal Services, Inc	2,990
		TOTAL LEGAL SERVICES	45,152

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
164,431	e	Brisa-Auto Estradas de Portugal S.A.	1,894
1,502,241		ComfortDelgro Corp Ltd	1,661
48,392	e*	Emergency Medical Services Corp (Class A)	1,095
264,287	e	Keihin Electric Express Railway Co Ltd	1,638
169,510		Keisei Electric Railway Co Ltd	868
246,000	e	SMRT Corp Ltd	337
2,719,182		Stagecoach Group plc	15,082
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	22,575

LUMBER AND WOOD PRODUCTS - 0.02%
66,435	e	American Woodmark Corp	1,404
441,726	e*	Champion Enterprises, Inc	2,584
19,000		Daiken Corp	35
57,965	e	Deltic Timber Corp	3,102
70,936		Duratex S.A.	1,504
637,527	e	Louisiana-Pacific Corp	5,413
2,791,783		Masisa S.A.	484
350,830		MFI Furniture plc	297
85,600	e	Nobia AB	414
12,778	e	Pfleiderer AG.	174
179,507		Sino-Forest Corp	3,144
44,984	e	Skyline Corp	1,057
39,506	e	Sonae Industria SGPS S.A.	160
27,000		Takara Standard Co Ltd	122
98,139	e	Universal Forest Products, Inc	2,940
8,498		West Fraser Timber Co Ltd	276
		TOTAL LUMBER AND WOOD PRODUCTS	23,110

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
METAL MINING - 2.13%
41,716		Aditya Birla Minerals Ltd	$87
97,538		African Rainbow Minerals Ltd	3,478
233,100		Agnico-Eagle Mines Ltd	17,485
25,232		Alamos Gold Inc	152
27,613	*	Albidon Ltd	112
233,557	*	Allied Nevada Gold Corp	1,376
151,741	e	Alumina Ltd	689
68,257	*	Andean Resources Ltd	101
5,492,566		Anglo American plc	385,766
61,069		Anglo Platinum Ltd	10,156
45,479	*	AngloGold Ashanti Ltd	388
232,081		AngloGold Ashanti Ltd	7,881
423,904		Antofagasta plc	5,512
359,746	e*	Apex Silver Mines Ltd	1,766
14,300		Aquiline Resources Inc	109
217,017	*	Aricom plc	349
57,191	*	Atlas Iron Ltd	201
141,017		Aura Minerals Inc	231
32,260		Aurelian Resources Inc	178
39,119	*	Aurizon Mines Ltd	189
46,658	*	Avoca Resources Ltd	99
30,334	*	Avocet Mining plc	96
1,339,528		Barrick Gold Corp	61,229
398,302		Barrick Gold Corp	18,123
5,556,371		BHP Billiton Ltd	236,481
2,058,056		BHP Billiton plc	78,927
889,991	e	Boliden AB	7,186
100,487	*	Breakwater Resources Ltd	39
463,649	e	Cameco Corp	19,915
69,699		CAP S.A.	3,188
20,157		Centerra Gold Inc	94
374,760	*	Central African Mining & Exploration Co plc	414
433,992		Cia Minera Milpo SAA	1,068
432,734		Cleveland-Cliffs, Inc	51,578
3,235,998	e*	Coeur d'Alene Mines Corp	9,384
1,178,901		Companhia Vale do Rio Doce	42,211
1,677,476		Companhia Vale do Rio Doce	49,913
104,800		Companhia Vale do Rio Doce (ADR)	3,754
71,205		Compania de Minas Buenaventura S.A.	4,698
27,057		Consolidated Thompson Iron Mines Ltd	237
78,401	e*	Crystallex International Corp	85
48,001	e*	Denison Mines Corp	419
5,414		Detour Gold Corp	131
178,145		EASTERN PLATINUM LTD	489
555,990	*	Eldorado Gold Corp	4,738
148,134	e	Energy Resources of Australia Ltd	3,255
85,908	*	Eurasian Natural Resources Corp	2,263
35,776		European Goldfields Ltd	167
97,309	*	European Nickel plc	54
22,058	e	Felix Resources Ltd	359
40,866		Ferrexpo plc	320
96,115		First Quantum Minerals Ltd	6,631

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
22,517	e*	FNX Mining Co, Inc	$532
270,015		Foundation Coal Holdings, Inc	23,918
24,990	e	Franco-Nevada Corp	605
2,694,952		Freeport-McMoRan Copper & Gold, Inc (Class B)	315,821
18,823	*	Fronteer Development Group, Inc	95
57,680		GABRIEL RESOURCES LTD	156
31,503	e*	Gammon Gold, Inc	336
104,548	e*	Gindalbie Metals Ltd	144
544,072		Gold Fields Ltd	6,883
1,014,629	e	Gold Fields Ltd (ADR)	12,835
1,174,437		Goldcorp, Inc	54,144
62,722	*	Golden Star Resources Ltd	169
54,253	*	Great Basin Gold Ltd	185
62,703		Griffin Mining Ltd	72
3,481,410		Grupo Mexico S.A. de C.V. (Series B)	7,896
12,973		Guyana Goldfields Inc	55
296,520	*	Harmony Gold Mining Co Ltd	3,610
814,669	e*	Hecla Mining Co	7,544
42,109	*	Herald Resources Ltd	117
15,086,700		Hidili Industry International Development Ltd	26,369
81,903	e	High River Gold Mines Ltd	124
32,307	*	Highland Gold Mining Ltd	112
28,640		Hochschild Mining plc	222
33,658	*	HudBay Minerals, Inc	468
3,398		Hulamin Ltd	9
78,417		Iamgold Corp	469
111,021	e	Iluka Resources Ltd	503
617,221		Impala Platinum Holdings Ltd	24,256
33,141		Independence Group NL	162
51,278		Inmet Mining Corp	3,403
281,868	*	Ivanhoe Mines Ltd	3,054
108,040	*	Jabiru Metals Ltd	59
45,585	e	Kagara Zinc Ltd	200
10,502		Katanga Mining Ltd	134
55,086		Kazakhmys plc	1,737
20,646	e*	Kingsgate Consolidated Ltd	103
1,006,869		Kinross Gold Corp	23,797
13,348		Kirkland Lake Gold Inc	133
8,791		Korea Zinc Co Ltd	1,200
8,520		Labrador Iron Ore Royalty Income Fund	465
3,308,300	v	Lanna Resources PCL	1,862
38,193		Lonmin plc	2,410
385,109	*	Lundin Mining Corp	2,349
147,779	*	Lynas Corp Ltd	183
133,190	e	Macmahon Holdings Ltd	212
12,501	*	MAG. Silver Corp	123
24,745	e*	Metallica Resources, Inc	168
31,196	e*	Midwest Corp Ltd	192
71,066	e	Minara Resources Ltd	221
60,017		Mincor Resources NL	190
13,191	e*	Minefinders Corp	136
300,294		Minsur S.A.	862
20,412	e*	Mirabela Nickel Ltd	123

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
211,000	v	MMC Norilsk Nickel (ADR)	$5,307
4,585,085		MMC Norilsk Nickel (ADR)	115,506
102,100	*	MMX Mineracao e Metalicos S.A.	3,153
1,021,768	e*	Mount Gibson Iron Ltd	3,039
80,775	e*	Murchison Metals Ltd	228
544,538		Newcrest Mining Ltd	15,113
1,948,424		Newmont Mining Corp	101,630
13,706	e*	North American Palladium Ltd	74
101,420		Northam Platinum Ltd	874
16,016	*	Northern Dynasty Minerals	129
17,572	*	Northern Iron Ltd	69
67,751	*	Northgate Minerals Corp	187
27,999	e*	Novagold Resources, Inc	210
64,350		Novolipetsk Steel (GDR)	3,643
23,962		Nyrstar	425
57,148	*	Orezone Resources, Inc	69
434,989	e	Orica Ltd	12,209
29,060		Osisko Mining Corp	123
4,664,490	e*	Oxiana Ltd	11,671
1,393,794	e	Oxiana Ltd	3,491
1,972,831	e*	Paladin Resources Ltd	12,045
86,437	*	PAN American Silver Corp	2,972
2,366,799	e*	Pan Australian Resources Ltd	2,298
110,429	*	Patriot Coal Corp	16,928
54,869	e	Perilya Ltd	39
13,819	e	Peter Hambro Mining plc	352
46,965	*	Platinum Australia Ltd	134
86,402	v	Polyus Gold (ADR)	2,497
41,700		Polyus Gold Co (ADR)	1,207
12,783	*	Portman Ltd	209
2,718,500		PT Aneka Tambang Tbk	938
1,656,000		PT International Nickel Indonesia Tbk	1,089
17,255		Quadra Mining Ltd	359
33,218		Quest Capital Corp	58
45,073		Red Back Mining Inc	380
70,299	*	Resolute Mining Ltd	128
1,039,572	e	Rio Tinto Ltd	134,507
3,516		Rio Tinto plc	1,740
1,988,602		Rio Tinto plc	239,483
333,727	e*	Rosetta Resources, Inc	9,511
177,783	e	Royal Gold, Inc	5,575
57,513		Sally Malay Mining Ltd	222
157,113	e*	ShengdaTech, Inc	1,560
741,095	e	Sherritt International Corp	11,156
16,691	*	Silver Standard Resources, Inc	478
239,494	*	Silver Wheaton Corp	3,523
39,610		Silvercorp Metals Inc	233
56,527	e*	Sino Gold Mining Ltd	313
12,015	e	Skye Resources Inc	101
316,706		Southern Copper Corp	33,770
77,818		Southern Copper Corp	8,362
67,721	m,v	St Barbara Ltd	-	^
237,026		St Barbara Ltd	82

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
232,216	e*	Stillwater Mining Co	$2,747
3,740,700	e	Straits Asia Resources Ltd	9,707
11,616	e	Sumitomo Titanium Corp	610
333,302	*	Sundance Resources Ltd	105
22,103	*	Tanzanian Royalty Exploration Corp	96
37,340	*	Taseko Mines Ltd	192
749,367		Teck Cominco Ltd	36,135
33,020	*	Thompson Creek Metals Co, Inc	645
38,790		Uex Corp	170
517,616	e	Uranium One Inc	2,437
287,438	e*	Uranium Resources, Inc	1,061
3,068	*	US Gold Corp	7
36,914		Vedanta Resources plc	1,594
504,750		Volcan Cia Minera S.A.	954
24,406	e*	Western Areas NL	240
782,007		Xstrata plc	62,295
1,034,932		Yamana Gold, Inc	17,213
3,481,500		Zijin Mining Group Co Ltd	2,963
		TOTAL METAL MINING	2,483,448

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.24%
26,418	e	Aalberts Industries NV	495
192,198	e	Aderans Co Ltd	3,711
4,600		Alpen Co Ltd	79
20,480	e	Amer Sports Oyj (A Shares)	308
78,137		Armstrong World Industries, Inc	2,283
174,403		Blyth, Inc	2,098
53,797	e	Bulgari S.p.A.	541
390,803		Callaway Golf Co	4,623
48,000		Chow Sang Sang Hldg	49
959,000		Citic Pacific Ltd	3,547
32,000		Daiwa Seiko, Inc	54
177,297	e	Daktronics, Inc	3,576
7,016		Folli-Follie S.A.	164
433		Forbo Holding AG.	191
577,002		Fortune Brands, Inc	36,011
2,065,658		Futuris Corp Ltd	2,179
53,685	e	GWA International Ltd	129
1,675,755		Hasbro, Inc	59,858
43,770	e	Hills Industries Ltd	134
842,000		Hutchison Harbour Ring Ltd	76
6,700	e	Indutrade AB	131
148,321	e*	Intrepid Potash, Inc	9,757
164,620	e*	Jakks Pacific, Inc	3,597
11,297		JUMBO S.A.	318
66,000		Luk Fook Holdings International Ltd	35
74,984	e	Marine Products Corp	495
2,042,894		Mattel, Inc	34,974
13,000,000		Ming Fung Jewellery Group Ltd	1,418
5,500		Mitsubishi Pencil Co Ltd	72
17,000		Mitsuboshi Belting Co Ltd	82
71,931		Morgan Crucible Co plc	274
12,579	e	Namco Bandai Holdings, Inc	143

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
230,100	e	Nautilus, Inc	$1,169
10,796,857		Playmates Holdings Ltd	5,526
117,126	*	RC2 Corp	2,174
7,738	e*	RHI AG.	377
6,200		Roland Corp	131
88,294	e*	Russ Berrie & Co, Inc	704
35,000	e	Ryobi Ltd	127
234,293		Sankyo Co Ltd	15,266
6,400	e	Sato Corp	72
211,980	e*	Shuffle Master, Inc	1,047
6,726	e	Societe BIC S.A.	351
31	e	SRI Sports Ltd	46
46,394	e*	Steinway Musical Instruments, Inc	1,225
82,830		Tasaki Shinju Co Ltd	163
17,900	e	Tomy Co Ltd	115
1,897,250		Tyco International Ltd	75,966
476,300		Yamaha Corp	9,210
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	285,071

MISCELLANEOUS REPAIR SERVICES - 0.00% **
1,900		Nichiden Corp	50
		TOTAL MISCELLANEOUS REPAIR SERVICES	50

MISCELLANEOUS RETAIL - 1.09%
192,032	*	1-800-FLOWERS.COM, Inc (Class A)	1,239
2,194,500	e*	Alibaba.com Ltd	3,092
2,017,299	*	Amazon.com, Inc	147,929
6,400		AOKI Holdings, Inc	99
425	*	Aristotle Corp	3
14,160		Avenir Telecom	27
11,498	e	Axis Communications AB	142
239,405	e	Barnes & Noble, Inc	5,947
4,341		BayWa AG.	284
7,000	e	Belluna Co Ltd	48
2,740,843		Best Buy Co, Inc	108,537
16,000	e	Best Denki Co Ltd	94
12,940	*	Bidz.com, Inc	113
142,675	e	Big 5 Sporting Goods Corp	1,080
30,504		BIM Birlesik Magazalar AS	1,166
74,603	e*	Blue Nile, Inc	3,172
337,209	e	Borders Group, Inc	2,023
90,771	e*	Build-A-Bear Workshop, Inc	660
16,861	*	Buongiorno SpA	37
9,000,000		C&O Pharmaceutical Technology Holdings Ltd	1,873
230,120	e*	Cabela's, Inc	2,534
10,332		Carpetright plc	135
200,076		Cash America International, Inc	6,202
30,770,000	*	China WindPower Group Ltd	1,954
18,519		Circle K Sunkus Co Ltd	326
289,929	e*	CKX, Inc	2,537
3,255	m,v	Clarins	223
8,900	e	Clas Ohlson AB (B Shares)	121
3,160	*	cocokara fine HOLDINGS, Inc	68

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
330,016	e*	Coldwater Creek, Inc	$1,742
949,679		Compagnie Financiere Richemont AG.	52,703
9,615,351		CVS Corp	380,479
45,683		DCC plc	1,134
328,808	e*	Dick's Sporting Goods, Inc	5,833
69,500		Dickson Concepts International Ltd	48
796,791	*	Dollar Tree, Inc	26,047
13,700	e	Don Quijote Co Ltd	251
8,727		Douglas Holding AG.	454
42		Dr Ci:Labo Co Ltd	63
435,357	*	Drugstore.Com	827
28,400	e	EDION Corp	237
1,766		Etam Developpement S.A.	59
279,615	*	Ezcorp, Inc (Class A)	3,565
53,027	*	Fuqi International, Inc	465
806,999		Game Group plc	4,655
46,631	*	Grupa Lotos S.A.	579
122,516	e*	GSI Commerce, Inc	1,670
4,195		Hellenic Duty Free Shops S.A.	71
173,629	e*	Hibbett Sports, Inc	3,664
106,888	e	HMV Group plc	274
532,322		Home Retail Group	2,300
2,168,798		Hutchison Whampoa Ltd	21,871
685,482		Ichitaka Co Ltd	1,195
280	e	Index Corp	41
20,000		Izumiya Co Ltd	119
52,723		Jean Coutu Group PJC Inc/The	426
120	e*	Jelmoli Holding AG.	309
47,702		JJB Sports plc	107
6,000		Kojima Co Ltd	31
85,020		Largan Precision Co Ltd	1,085
376,500		Lifestyle International Holdings Ltd	530
191,109		Longs Drug Stores Corp	8,048
13,518		Majestic Wine plc	56
19,000	e	Maruetsu, Inc	160
235,956	*	Meinl European Land Ltd	2,645
141,495		Metro AG.	9,027
5,700		Ministop Co Ltd	122
7,300		Mitsuuroko Co Ltd	43
212,126		MSC Industrial Direct Co (Class A)	9,357
57,237		N Brown Group plc	208
568,392		Next plc	10,927
296,108		Nippon Mining Holdings, Inc	1,859
12,700		Nissen Holdings Co Ltd	62
328,808	e	Nutri/System, Inc	4,649
1,035,679	*	Office Depot, Inc	11,330
556,327	e	OfficeMax, Inc	7,733
6,000		Okuwa Co Ltd	89
793,452		Origin Energy Ltd	12,276
4,077,000		OSIM International Ltd	875
2,900		Otsuka Kagu Ltd	32
98,768	e*	Overstock.com, Inc	2,563
219,540	e	Pacific Brands Ltd	374

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
19,800	e	Parco Co Ltd	$247
7,500	e	Paris Miki, Inc	69
192,967	e	Parkson Retail Group Ltd	1,413
65,545	*	PC Connection, Inc	610
62,113	*	PC Mall, Inc	842
1,121,218		Petsmart, Inc	22,368
155,517	e*	Priceline.com, Inc	17,956
64,566	e	Pricesmart, Inc	1,277
3,795,895	e*	Rite Aid Corp	6,035
11,331		Ryohin Keikaku Co Ltd	607
248,000		SA SA International Holdings Ltd	112
223,160	e*	Sears Holdings Corp	16,438
9,200	e	Senshukai Co Ltd	65
290,881		Shoppers Drug Mart Corp	15,943
87,795	*	Shutterfly, Inc	1,072
461,326		Signet Group plc	455
11,000	e	Sinanen Co Ltd	45
114,791	e*	Stamps.com, Inc	1,433
4,838,952		Staples, Inc	114,925
179,900	e	Sugi Pharmacy Co Ltd	4,699
9,700	e	Sundrug Co Ltd	197
70,361	*	Swisslog Holding AG.	74
76,090	e	Systemax, Inc	1,343
8,298		Takkt AG.	146
44		Telepark Corp	55
514,737		Tiffany & Co	20,976
4,100	e	Tsuruha Holdings, Inc	134
334,003		Tsutsumi Jewelry Co Ltd	6,674
1,566	e*	Valuevision International, Inc (Class A)	6
4,174,597		Walgreen Co	135,716
1,400		Welcia Kanto Co Ltd	32
49,598		WH Smith plc	367
166,825	e	World Fuel Services Corp	3,660
6,800		Xebio Co Ltd	150
214,268	e*	Zale Corp	4,048
98,706	e*	Zumiez, Inc	1,637
		TOTAL MISCELLANEOUS RETAIL	1,268,760

MOTION PICTURES - 0.71%
81,810		Astral Media Inc	2,570
535,900		Astro All Asia Networks plc	558
192,256	e*	Avid Technology, Inc	3,266
1,600,000	*	Big Media Group Ltd	102
1,126,012	e*	Blockbuster, Inc (Class A)	2,815
3,644,113		CBS Corp (Class B)	71,024
152,188	e	Cinemark Holdings, Inc	1,988
19,782		Cineworld Group plc	43
28,900		Culture Convenience Club Co Ltd	140
1,708,270	*	Discovery Holding Co (Class A)	37,514
475,510	*	DreamWorks Animation SKG, Inc (Class A)	14,175
171,000	*	eSun Holdings Ltd	45
94,039	e*	Gaiam, Inc (Class A)	1,270
1,107		Kinepolis	45

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
494,831	e*	Macrovision Solutions Corp	$7,403
224,745	e	National CineMedia, Inc	2,396
15,517,763		News Corp (Class A)	233,387
26,366	e*	Premiere AG.	580
296,606	e	Regal Entertainment Group (Class A)	4,532
32,000		Shaw Brothers (Hong Kong)	96
20,000	e	Shochiku Co Ltd	127
20,650,486		Time Warner, Inc	305,627
16,000		Toei Animation Co Ltd	309
27,000		Toei Co Ltd	156
88,200	e	Toho Co Ltd	1,803
4,400		Tohokushinsha Film Corp	43
1,300		TV Tokyo Corp	48
801,808	e*	tw telecom inc	12,853
3,974,896	*	Viacom, Inc (Class B)	121,393
		TOTAL MOTION PICTURES	826,308

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.00% **
1,631	e*	Premier Exhibitions, Inc	7
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	7

NONDEPOSITORY INSTITUTIONS - 0.88%
8,534		Aareal Bank AG.	210
211,720	e	Acom Co Ltd	6,553
371,312	e	Advance America Cash Advance Centers, Inc	1,886
8,247		Advanta Corp (Class A)	45
261,226	e	Advanta Corp (Class B)	1,643
450,600	e	Aeon Credit Service Co Ltd	5,647
778,303		Aeon Thana Sinsap Thailand PCL	786
54,000	e	Aiful Corp	625
871,023		American Capital Strategies Ltd American Capital Ltd	20,704
5,302,681		American Express Co	199,752
560,861	e*	AmeriCredit Corp	4,835
1,951,000	g	ARA Asset Management Ltd	1,019
541,741	e	Ares Capital Corp	5,461
642	e	Asta Funding, Inc	6
128,657	e	Australian Wealth Management Ltd	160
24,119	*	Banca Italease S.p.A.	229
228,741		Banco Compartamos S.A. de CV	856
101,343		Bank Pekao S.A.	7,815
71,065	e	BlackRock Kelso Capital Corp	672
15,360	e	BlueBay Asset Management plc	68
206,462	e*	Boise, Inc	795
251,800		Bovespa Holding S.A.	3,126
174,112		Bradford & Bingley plc	222
300,800		Bursa Malaysia BHD	687
2,799,581	e	Capital One Financial Corp	106,412
689,332	e	CapitalSource, Inc	7,638
215,092		Cattles plc	570
84,504	*	Cattles plc	216
2,987	e	Centerline Holding Co	5
21,000		Central Finance Co Ltd	53
805,295	e	Challenger Financial Services Group Ltd	1,462

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
193,970	e	Chimera Investment Corp	1,748
1,158,174		CIT Group, Inc	7,887
65,162		Collins Stewart plc	95
121,202	e*	CompuCredit Corp	727
3,525,104		Countrywide Financial Corp	14,982
35,918	e*	Credit Acceptance Corp	918
492,030	e	Credit Saison Co Ltd	10,321
3,496,168	e	Criteria Caixacorp S.A.	20,862
35,460	e	D Carnegie AB	471
211,922	e	Deutsche Postbank AG.	18,631
3,594,120		Discover Financial Services	47,335
8,460	*	Doral Financial Corp	115
99,814	e*	Encore Capital Group, Inc	881
8,320,714	*	Fannie Mae	162,337
66,819	e	Federal Agricultural Mortgage Corp (Class C)	1,656
157,757	e	Financial Federal Corp	3,464
117,295	*	First Cash Financial Services, Inc	1,758
4,840,709		First Financial Holding Co Ltd	5,306
344,885	e	First Marblehead Corp	886
304,000		First Shanghai Investments Ltd	48
1,570	*	Formuepleje Epikur AS	192
3,060,634		Freddie Mac	50,194
517,030	e	GLG Partners, Inc	4,033
350,000	m*	Golden Pond Healthcare, Inc	2,769
232,995	e*	Guaranty Financial Group, Inc	1,251
480,536	e*	Heckmann Corp	4,306
186,915	e	Henderson Group plc	407
150,186	e	Hercules Technology Growth Capital, Inc	1,341
18,732		Hitachi Capital Corp	302
869,000		Hong Leong Finance Ltd	2,216
89,021		HSBC Infrastructure Co Ltd	228
72,359	e,m	Hypo Real Estate Holding AG.	2,036
407,271		ICAP plc	4,362
836,255		ICICI Bank Ltd	12,266
27,401	m,v*	Imperial Credit Ind. Inc	-	^
4,682		Indiabulls Securities Ltd	8
1,742	e*	Information Services Group, Inc	8
565,670		Infrastructure Development Finance Co Ltd	1,364
1,207		Interhyp AG.	120
26,177		Intermediate Capital Group plc	703
68,213		International Personal Finance plc	373
18,400		Intrum Justitia AB	334
515,443		Investor AB (B Shares)	10,821
36,000	e	Jaccs Co Ltd	74
235,900	e	Japan Securities Finance Co Ltd	2,009
196	e	Kenedix, Inc	241
11,685,657	e	Kim Eng Holdings Ltd	14,932
113,855		Kohlberg Capital Corp	1,139
105,992		Kotak Mahindra Bank Ltd	1,141
52,574		Lancashire Holdings Ltd	319
752,094	e*	Marathon Acquisition Corp	5,881
419,020	e	MCG Capital Corp	1,668
76,070		Medallion Financial Corp	717

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
7,015,360		Mega Financial Holding Co Ltd	$5,542
13,445		Meliorbanca S.p.A.	66
141,892	e*	Mercadolibre, Inc	4,894
53,025	*	Mitcham Industries, Inc	906
177,000	e	Mitsubishi UFJ Nicos Co Ltd	586
66,136		Moneysupermarket.com Group plc	129
6,467,325	v	National Finance PCL	2,596
110,912	e	Nelnet, Inc (Class A)	1,246
88,706	e*	NewStar Financial, Inc	524
104,416	e	NGP Capital Resources Co	1,609
22,906	e	Nissin Co Ltd	34
1,400	e*	NTR Acquisition Co	14
233,380	e*	Ocwen Financial Corp	1,085
34,100	e	OMC Card, Inc	108
53,500	e	Orient Corp	86
186,091		ORIX Corp	26,653
1,614	e	Osaka Securities Exchange Co Ltd	6,809
939		OZ Holding AG.	53
72,613		Paragon Group of Cos plc	104
123,677	e	Patriot Capital Funding, Inc	773
73,064	e	Perpetual Trustees Australia Ltd	2,995
325,839	*	PHH Corp	5,002
1,997,563		Polaris Securities Co Ltd	1,196
49,300		Promise Co Ltd	1,378
35,421		Provident Financial plc	558
94,000		Public Financial Holdings Ltd	62
235,300		Redecard S.A.	4,549
18,221	*	RHJ International	227
6,100	e	Ricoh Leasing Co Ltd	133
82,996		Samsung Card Co	3,661
1,435	e	SFCG Co Ltd	171
2,359,029	*	SLM Corp	45,647
114,611		SM Investments Corp	625
50,554		Smiths News plc	91
17,842		Student Loan Corp	1,750
3,652,000		Taishin Financial Holdings Co Ltd	1,557
3,151,000		Taiwan Cooperative Bank	2,924
154,966	e	Takefuji Corp	2,158
1,038,828		Textron, Inc	49,791
299,871	e*	thinkorswim Group, Inc	2,114
123,764	e,v	Thornburg Mortgage, Inc	25
24,869	e	TICC Capital Corp	136
1	e*	TICC Capital Corp	-	^
2,342,700		Tisco Bank PCL	1,428
823,867	e	Tower Australia Group Ltd	2,283
3,930,645		Tullett Prebon plc	33,514
126,280	e*	World Acceptance Corp	4,252
		TOTAL NONDEPOSITORY INSTITUTIONS	1,030,385

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
99,277	e	Adelaide Brighton Ltd	357
28,936	*	African Minerals Ltd	99
141,744	e	AMCOL International Corp	4,034

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
225,388		Compass Minerals International, Inc	$18,157
15,029	*	Gem Diamonds Ltd	317
333,578	e*	General Moly, Inc	2,625
497,509		Haci Omer Sabanci Holding AS	1,703
15,541		Harry Winston Diamond Corp	445
4,500	e	Nippon Ceramic Co Ltd	52
15,000		Nittetsu Mining Co Ltd	66
24,489	*	Petra Diamonds Ltd	50
3,271		S&B Industrial Minerals S.A.	49
48,639		Shore Gold Inc	127
2,311	*	United States Lime & Minerals, Inc	91
411,672	e	Vulcan Materials Co	24,610
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	52,782

OIL AND GAS EXTRACTION - 5.09%
26,277		Aban Offshore Ltd	1,766
245,698	*	Abraxas Petroleum Corp	1,329
392,546	e	Acergy S.A.	8,747
220,007		Addax Petroleum Corp	10,624
36,813		Advantage Energy Income Fund	475
30,296	e	AED Oil Ltd	82
97,990	*	Afren plc	329
12,200	*	AGR Group ASA	96
37,907	e	Aker Kvaerner ASA	893
7,313		AltaGas Income Trust	184
2,034,847		Anadarko Petroleum Corp	152,288
31,305		Antrim Energy Inc	103
46,040	e*	Anzon Australia Ltd	57
26,935	e	APCO Argentina, Inc	780
48,896	e*	Approach Resources, Inc	1,310
218,897	*	Arena Resources, Inc	11,562
150,519	*	Arrow Energy NL	530
185,044		Atlas America, Inc	8,336
149,876	*	ATP Oil & Gas Corp	5,916
127,830	*	Atwood Oceanics, Inc	15,894
124,686	e*	Australian Worldwide Exploration Ltd	497
2,425,105		Baker Hughes, Inc	211,809
113,342		Bankers Petroleum Ltd	201
286,982	e*	Basic Energy Services, Inc	9,040
22,651		Baytex Energy Trust	773
232,909	e	Beach Petroleum Ltd	298
282,614	e	Berry Petroleum Co (Class A)	16,640
11,930,866		BG Group plc	310,055
231,652	e*	Bill Barrett Corp	13,762
20,122		Birchcliff Energy Ltd	304
1,270,306		BJ Services Co	40,574
197,988	*	BMB Munai, Inc	1,176
2,267,100	e	Boart Longyear Group	4,848
160,464	e*	Bois d'Arc Energy, Inc	3,901
12,114		Bonavista Energy Trust	445
2,208		Bonterra Energy Income Trust	79
20,639		Bow Valley Energy Ltd	126
21,970	*	BowLeven plc	156

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
270,363	e*	Brigham Exploration Co	$4,280
139,108	e*	Bronco Drilling Co, Inc	2,557
26,997	*	Cairn Energy plc	1,733
253,774	*	Cairn India Ltd	1,624
242,974	e*	Cal Dive International, Inc	3,472
6,965		Calfrac Well Services Ltd	219
124,998	e*	Callon Petroleum Co	3,420
21,612		Calvalley Petroleums Inc	91
1,314,706	*	Cameron International Corp	72,769
868,174		Canadian Natural Resources Ltd	85,855
462,182		Canadian Oil Sands Trust	24,929
227,010	*	Cano Petroleum, Inc	1,802
156,162	*	Carrizo Oil & Gas, Inc	10,633
5,202	e*	CAT Oil AG.	74
8,023		Celtic Exploration Ltd	156
241,403	e*	Cheniere Energy, Inc	1,055
2,288,865		Chesapeake Energy Corp	150,974
20,620,400	e	China Oilfield Services Ltd	37,151
446,058		Cimarex Energy Co	31,077
34,718	*	Clayton Williams Energy, Inc	3,817
16,976,200		CNOOC Ltd	29,469
2,500,000		Cnpc Hong Kong Ltd	1,182
113,719	*	CNX Gas Corp	4,781
49,516	e*	Compagnie Generale de Geophysique S.A.	2,338
318,920	*	Complete Production Services, Inc	11,615
24,069	*	Compton Petroleum Corp	306
277,890	*	Comstock Resources, Inc	23,462
327,983	*	Concho Resources, Inc	12,234
55,975		Connacher Oil and Gas Ltd	236
71,532	e*	Contango Oil & Gas Co	6,647
132,027	e*	Continental Resources, Inc	9,152
20,896		Corridor Resources Inc	179
15,933		Crescent Point Energy Trust	631
14,861		Crew Energy Inc	269
24,950	*	Dana Petroleum plc	941
42,119	e*	Dawson Geophysical Co	2,504
20,683		Daylight Resources Trust	245
10,500		Deep Ocean	65
345,703	e*	Delta Petroleum Corp	8,822
8,248,688	*	Denbury Resources, Inc	301,077
225,503	e*	DET Norske Oljeselskap	470
528,216		Diamond Offshore Drilling, Inc	73,496
43,142	*	Double Eagle Petroleum Co	786
13,255		Duvernay Oil Corp	809
6,600	e*	Electromagnetic GeoServices AS	50
1,357,172		EnCana Corp	124,258
202,911	*	Encore Acquisition Co	15,257
674,261	*	Endeavour International Corp	1,463
207,301	*	Energy Partners Ltd	3,093
393,256	*	Energy XXI Bermuda Ltd	2,721
207,377		Enerplus Resources Fund	9,595
250,618	b,m,v*	Enron Corp	-	^
1,126,380		ENSCO International, Inc	90,944

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
149,450		Ensign Energy Services Inc	$3,257
563,438		Equitable Resources, Inc	38,911
15,025	e	ERG S.p.A.	358
239,558	*	Essar Oil Ltd	986
24,064	e	Etablissements Maurel et Prom	567
434,073	e*	EXCO Resources, Inc	16,022
30,205	m	Expro International Group plc	972
244,654	e*	Exterran Holdings, Inc	17,490
16,826		Fairborne Energy Ltd	216
71,275	e	First Calgary Petroleums Ltd	159
9,504		Flint Energy Services Ltd	230
393,837	*	Forest Oil Corp	29,341
1,207,000		Formosa Petrochemical Corp	3,184
9,740	e	Fred Olsen Energy ASA	590
199,108	e*	FX Energy, Inc	1,049
242,394		GAIL India Ltd	1,886
15,970		Galleon Energy Inc	323
558,309	*	Gasco Energy, Inc	2,317
58,200		Gazpromneft OAO (ADR)	2,318
171,666	e*	GeoGlobal Resources, Inc	366
35,897	*	Geokinetics, Inc	650
112,824	*	Geomet, Inc	1,070
33,666	*	Georesources, Inc	620
457,887	*	Global Industries Ltd	8,210
81,717	*	GMX Resources, Inc	6,055
24,220		Gold Eagle Mines Ltd	212
108,362	e*	Goodrich Petroleum Corp	8,985
1,302,741	e*	Grey Wolf, Inc	11,764
127,962	e*	Gulfport Energy Corp	2,108
5,122,691		Halliburton Co	271,861
156,054		Harvest Energy Trust	3,788
208,925	e*	Harvest Natural Resources, Inc	2,311
353,933	*	Helix Energy Solutions Group, Inc	14,738
389,771		Helmerich & Payne, Inc	28,071
330,937	*	Hercules Offshore, Inc	12,582
47,464	*	Heritage Oil Ltd	324
15,363		Highpine Oil & Gas Ltd	201
91,088	*	Houston American Energy Corp	1,022
512,879	e	Husky Energy Inc	24,555
2,075	e	Idemitsu Kosan Co Ltd	185
24,499	*	Imperial Energy Corp plc	452
7,500		INA Industrija Nafte DD (GDR)	4,188
855		Inpex Holdings, Inc	10,797
1,414,700	*	Integra Group Holdings (GDR)	15,566
42,316	*	Iteration Energy Ltd	343
51,717	*	Ivanhoe Energy, Inc	181
3,400		Japan Petroleum Exploration Co	243
32,624		JKX Oil & Gas plc	340
177,000		K1 Ventures Ltd	29
8,000		Kanto Natural Gas Development Ltd	54
56,945	e	Kayne Anderson Energy Development Co	1,307
585,987		KazMunaiGas Exploration Production (GDR)	18,258
15,314		Kereco Energy Ltd Cadence Energy Inc	84

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
470,573	*	Key Energy Services, Inc	$9,139
46,455	e*	Lundin Petroleum AB	684
6,302		Major Drilling Group International	309
379,188	e*	Mariner Energy, Inc	14,019
69,920	*	Max Petroleum plc	75
328,261	e*	McMoRan Exploration Co	9,034
14,640		Melrose Resources plc	124
558,645	*	Meridian Resource Corp	1,648
1,238,108	e*	Nabors Industries Ltd	60,952
2,195,370	*	National Oilwell Varco, Inc	194,773
35,057	e	Neste Oil Oyj	1,028
691,773	e*	Newpark Resources, Inc	5,437
938,328		Nexen Inc	37,415
119,184	*	Nexus Energy Ltd	191
50,114		Niko Resources Ltd	4,804
1,533,649		Noble Corp	99,626
105,167	*	Northern Oil And Gas, Inc	1,397
64,000		NovaTek OAO (GDR)	5,533
18,822		NuVista Energy Ltd	323
226,317	*	Oceaneering International, Inc	17,438
481,100		Oil & Gas Development Co Ltd	875
267,179	*	Oil & Natural Gas Corp Ltd	5,079
1,185,156		Oil Refineries Ltd	884
58,509		Oilexco Inc	1,117
938,514	e*	Oilsands Quest, Inc	6,100
219,445		OPTI Canada Inc	4,971
34,600	*	PA Resources AB	443
43,785		Panhandle Oil and Gas, Inc	1,483
216,942	*	Parallel Petroleum Corp	4,367
14,347	e	Paramount Energy Trust	141
9,010		Paramount Resources Ltd	183
639,977	e*	Parker Drilling Co	6,406
1,028,261		Patterson-UTI Energy, Inc	37,059
228,677		Penn Virginia Corp	17,247
491,164		Penn West Energy Trust	16,608
9,017		Petro Andina Resources Inc	100
19,450	e	Petrobank Energy & Resources Ltd	1,015
874,861		Petro-Canada	48,998
20,975,075		PetroChina Co Ltd	27,115
33,900	m,v*	Petrocorp, Inc	-	^
883,524	*	PetroHawk Energy Corp	40,916
20,975		Petroleo Brasileiro S.A (ADR)	1,216
2,793,030		Petroleo Brasileiro S.A.	80,510
2,368,282		Petroleo Brasileiro S.A.	83,394
80,428	*	Petroleum Development Corp	5,348
577,672	e*	Petroleum Geo-Services ASA	14,146
151,000	*	Petrolia Drilling ASA	71
10,401		Petrolifera Petroleum Ltd	89
6,675		Petrominerales Ltd	107
19,696		Petroplus Holdings AG.	1,054
301,882	e*	Petroquest Energy, Inc	8,121
13,791		Peyto Energy Trust	273
303,621	*	Pioneer Drilling Co	5,711

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
452,217		Pioneer Natural Resources Co	$35,400
501,384	*	Plains Exploration & Production Co	36,586
89,176	*	PowerSecure International, Inc	647
403,400		PPB Group BHD	1,334
208,308		Precision Drilling Trust	5,618
22,419	*	Premier Oil plc	733
1,375,695	*	Pride International, Inc	65,057
1,212	*	PrimeEnergy Corp	67
13,357		ProEx Energy Ltd	301
12,757		Progress Energy Trust	182
49,000	e	ProSafe ASA	485
50,600	*	Prosafe Production Public Ltd	293
288,544		Provident Energy Trust	3,322
2,090,300	v	PTT Exploration & Production PCL	12,082
138,839	e*	Queensland Gas Co Ltd	714
116,234	*	Quest Resource Corp	1,326
420,596	*	Quicksilver Resources, Inc	16,252
194,772	*	RAM Energy Resources, Inc	1,227
703,924		Range Resources Corp	46,135
26,391		Real Resources Inc	534
53,107	*	Regal Petroleum plc	273
498,874	*	Reliance Petroleum Ltd	1,982
9,400	*	Revus Energy ASA	160
114,815	e*	Rex Energy Corp	3,031
43,576	*	Riversdale Mining Ltd	492
79,577	e*	Roc Oil Co Ltd	128
429,647		Rowan Cos, Inc	20,086
173,188	e	RPC, Inc	2,910
3,284,328		Saipem S.p.A.	153,502
26,710	*	Salamander Energy plc	170
514,364	e	Santos Ltd	10,595
15,773	e	Savanna Energy Services Corp	364
20,269		SAXON ENERGY SERVICES INC	142
32,583		SBM Offshore NV	1,199
6,139,162		Schlumberger Ltd	659,530
13,000	e*	Seabird Exploration Ltd	26
85,368	e*	SEACOR Holdings, Inc	7,641
60,352	e	SeaDrill Ltd	1,842
52,040		Sibir Energy plc	841
83,411	e	Singapore Petroleum Co Ltd	404
51,371		SK Energy Co Ltd	5,711
821,290		Smith International, Inc	68,282
12,611	*	Soco International plc	498
20,600	e*	Songa Offshore ASA	332
1,431,800	*	Southwestern Energy Co	68,168
249,051		St. Mary Land & Exploration Co	16,099
474,305	*	Sterling Energy plc	106
331,926	*	Stone Energy Corp	21,877
28,950	e*	Subsea 7, Inc	732
272,256	e*	Sulphco, Inc	618
421,118	*	Superior Energy Services	23,220
11,461		Superior Plus Income Fund	130
88,090	e*	Superior Well Services, Inc	2,793

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
358,500	e,v	Surgutneftegaz (ADR)	$3,944
535,950	e	Surgutneftegaz (ADR)	5,859
177,965	*	Swift Energy Co	11,756
1,674,715	e	Talisman Energy, Inc	37,085
53,896		Tatneft (GDR)	8,093
23,076	e	Technip S.A.	2,129
8,339	*	Tesco Corp	257
301,560	*	Tetra Technologies, Inc	7,150
41,500	e*	TGS Nopec Geophysical Co ASA	576
723,500		Thai Oil PCL	1,127
220,193	e	Tidewater, Inc	14,319
1,240,000	*	Titan Petrochemicals Group Ltd	48
86,216	e*	Toreador Resources Corp	735
1,731,321		Transocean, Inc	263,836
140,914		Trican Well Service Ltd	3,503
73,324	e*	Trico Marine Services, Inc	2,670
12,076		Trilogy Energy Trust	161
21,252		Trinidad Energy Services Income Trust Trinidad Drilling Ltd	298
119,482	*	Tri-Valley Corp	888
535,712		Tullow Oil plc	10,180
195,302	e*	TXCO Resources, Inc	2,297
79,093	*	Union Drilling, Inc	1,715
587,260	*	Unit Corp	48,725
33,234	*	Urals Energy PCL	113
126,326		UTS Energy Corp	738
407,738	e*	Vaalco Energy, Inc	3,454
115,443	e*	Venoco, Inc	2,679
38,070		Venture Production plc	657
7,661		Verenex Energy Inc	61
8,866		Vermilion Energy Trust	385
513,858		W&T Offshore, Inc	30,066
303,188	*	Warren Resources, Inc	4,451
24,000	*	Wavefield Inseis ASA	170
3,094,274	*	Weatherford International Ltd	153,445
330,000	*	West Siberian Resources Ltd (GDR)	459
173,192	*	W-H Energy Services, Inc	16,581
194,393	*	Whiting Petroleum Corp	20,621
205,916	e*	Willbros Group, Inc	9,021
724,839	e	Woodside Petroleum Ltd	46,851
6,549,588		XTO Energy, Inc	448,712
		TOTAL OIL AND GAS EXTRACTION	5,937,556

PAPER AND ALLIED PRODUCTS - 0.33%
2,989	e	AbitibiBowater, Inc	28
301,603	e	AbitibiBowater, Inc	2,814
6,213		Ahlstrom Oyj	140
16,998	m	Altri SGPS S.A.	59
16,998	m,v*	Altri SGPS S.A.	9
415,468		Aracruz Celulose S.A.	3,037
432,777	e	Bemis Co	9,703
24,888		Billerud AB	189
223,217	*	Buckeye Technologies, Inc	1,888
24,178		Canfor Corp	181

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
18,478		Cascades Inc	$121
28,223		Catalyst Paper Corp	31
271,146	e*	Cenveo, Inc	2,649
29,000		Daio Paper Corp	235
2,022,416	*	Domtar Corporation	11,022
105,233		Empresas CMPC S.A.	3,209
3,300		FP Corp	88
276,843		Glatfelter	3,740
772,821	e*	Graphic Packaging Holding Co	1,561
178,538		Greif, Inc (Class A)	11,432
20,954	e	Grupo Empresarial Ence S.A.	164
1,341,000	e	Hengan International Group Co Ltd	3,957
45,525	e	Holmen AB (B Shares)	1,331
21,064		Huhtamaki Oyj	180
2,278,222		International Paper Co	53,083
95,901	*	Kapstone Paper and Packaging Corp	640
1,958,371		Kimberly-Clark Corp	117,071
559,576	e	Kimberly-Clark de Mexico S.A. de C.V. (Class A)	2,276
60,410	e	Kinnevik Investment AB	1,128
352,595		Klabin S.A.	1,317
27,600	e	Kokuyo Co Ltd	247
2,078,800	e	Lee & Man Paper Manufacturing Ltd	3,101
4,376	e	Mayr-Melnhof Karton AG.	413
1,018,461		MeadWestvaco Corp	24,280
168,265	e*	Mercer International, Inc	1,259
32,223		Metso Oyj	1,458
2,187	*	Miquel y Costas & Miquel S.A.	40
85,000		Mitsubishi Paper Mills Ltd	223
25,862	e	Mondi Ltd	160
2,721,098		Mondi plc	15,971
50,503	e	M-real Oyj (B Shares)	105
13,832		Nampak Ltd	23
80,682		Neenah Paper, Inc	1,348
1,280,000	e	Nine Dragons Paper Holdings Ltd	1,001
83		Nippon Paper Group, Inc	227
51,176	e	Norske Skogindustrier ASA	230
91,862	e	OJI Paper Co Ltd	432
432,287		Packaging Corp of America	9,298
8,837		Papeles y Cartones de Europa S.A.	63
2,623,902	e	PaperlinX Ltd	4,316
54	e	Pilot Corp	103
72,434		Portucel Empresa Produtora de Pasta e Papel S.A.	231
56,000	e	Rengo Co Ltd	391
232,307		Rock-Tenn Co (Class A)	6,967
11,800	e	Sanrio Co Ltd	115
194,666		Sappi Ltd	2,344
98,084	e	Schweitzer-Mauduit International, Inc	1,653
17,820	e	Semapa-Sociedade de Investimento e Gestao	222
99,890		Smurfit Kappa Group plc	814
1,107,843	*	Smurfit-Stone Container Corp	4,509
1,145,634		Sonoco Products Co	35,457
472,405		Stora Enso Oyj (R Shares)	4,401
479,841	e	Svenska Cellulosa AB (B Shares)	6,752

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
454,105	e	Temple-Inland, Inc	$5,118
1,136,000		Uni-Bio Science Group Ltd	55
154,600	e	Uni-Charm Corp	10,997
419,543		UPM-Kymmene Oyj	6,836
72,988	*	Verso Paper Corp	617
81,522		Votorantim Celulose e Papel S.A.	2,192
265,034	e	Wausau Paper Corp	2,043
70,450		Yuen Foong Yu Paper Manufacturing Co Ltd	27
		TOTAL PAPER AND ALLIED PRODUCTS	389,322

PERSONAL SERVICES - 0.10%
39,236	e	Angelica Corp	835
760,437		Cintas Corp	20,159
151,095	e*	Coinstar, Inc	4,942
50,911		Davis Service Group plc	451
16,837		Dignity plc	255
120,031		G & K Services, Inc (Class A)	3,656
1,495,765		H&R Block, Inc	32,009
26,600	e	Invocare Ltd	162
172,710	e	Jackson Hewitt Tax Service, Inc	2,111
1,567,173		Kuala Lumpur Kepong BHD	8,461
46,510		Mcbride plc	71
68,000		Modern Beauty Salon Holdings Ltd	24
262,533		Regis Corp	6,918
419,038		Rentokil Initial plc	825
459,844	e*	Sally Beauty Holdings, Inc	2,971
1,129,086	e	Service Corp International	11,133
86,131	e*	Steiner Leisure Ltd	2,442
88,765		Unifirst Corp	3,964
265,168	e	Weight Watchers International, Inc	9,443
		TOTAL PERSONAL SERVICES	110,832

PETROLEUM AND COAL PRODUCTS - 7.66%
64,891	e	Alon USA Energy, Inc	776
194,661	*	American Oil & Gas, Inc	763
3,824,216		Apache Corp	531,566
278,104		Ashland, Inc	13,405
118,354		Bharat Petroleum Corp Ltd	618
36,079,147		BP plc	418,181
67,414		BP plc (ADR)	4,690
1,300,081		Cabot Oil & Gas Corp	88,054
11,649,525		Chevron Corp	1,154,817
14,640,764	e	China Petroleum & Chemical Corp	13,685
7,829,800		ConocoPhillips	739,055
1,257,000		Cosmo Oil Co Ltd	4,554
148,699	*	CVR Energy, Inc	2,862
8,100	e	Daiseki Co Ltd	258
111,945		Delek US Holdings, Inc	1,031
2,729,717		Devon Energy Corp	328,003
2,667,420		ENI S.p.A.	99,095
1,276,039		EOG Resources, Inc	167,416
684		Esso SA Francaise	172
27,430,203		Exxon Mobil Corp	2,417,424

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
423,363	e	Frontier Oil Corp	$10,123
563,807	*	Gran Tierra Energy, Inc	4,494
236,805	e*	Headwaters, Inc	2,787
99,245		Hellenic Petroleum S.A.	1,364
1,668,413		Hess Corp	210,537
292,363		Holly Corp	10,794
598,678	e	Imperial Oil Ltd	32,972
6,494	e*	InterOil Corp	187
773,270		LUKOIL (ADR)	75,942
4,669,300		Marathon Oil Corp	242,197
14,242		Motor Oil Hellas Corinth Refineries S.A.	289
996,051		Murphy Oil Corp	97,663
496,222	*	Newfield Exploration Co	32,378
1,330,385		Noble Energy, Inc	133,784
8,105,820		Occidental Petroleum Corp	728,389
211,660		OMV AG.	16,537
4,589		Parkland Income Fund	48
10,000		Peab Industri AB (B Shares)	92
77,600	e	Petrobras Energia Participaciones S.A.(ADR)	931
1,937,625		Petroleo Brasileiro S.A. (ADR)	137,242
46,370		PGG Wrightson Ltd	88
283,245		Polski Koncern Naftowy Orlen S.A.	4,528
210,276		Premier Farnell plc	735
1,766,800	v	PTT PCL	15,981
54,858		Quaker Chemical Corp	1,463
601,556	e	Repsol YPF S.A.	23,608
1,084,964		Rosneft Oil Co (GDR)	12,515
4,459,086	e	Royal Dutch Shell plc (A Shares)	182,786
3,703,893		Royal Dutch Shell plc (B Shares)	148,316
2,803		Rubis	243
620,085	*	SandRidge Energy, Inc	40,045
101,391		Saras S.p.A.	576
592,073	e	Showa Shell Sekiyu KK	6,500
30,330		SK Corp	3,736
44,166		S-Oil Corp	2,835
1,016,483		Statoil ASA	37,925
2,051,102		Suncor Energy, Inc	119,079
2,983,800		Suncor Energy, Inc	173,418
598,874		Sunoco, Inc	24,368
754,767	e	Tesoro Corp	14,922
33,749	e	TonenGeneral Sekiyu KK	307
3,384,926	e	Total S.A.	288,119
117,475		Tupras Turkiye Petrol Rafine	2,712
2,427,512		Valero Energy Corp	99,965
95,500	e	WD-40 Co	2,793
167,664	e	Western Refining, Inc	1,985
7,300	e	YPF S.A. (ADR)	348
		TOTAL PETROLEUM AND COAL PRODUCTS	8,935,071

PIPELINES, EXCEPT NATURAL GAS - 0.12%
111,276	e	APA Group	278
17,310		Pembina Pipeline Income Fund	304
2,405,267		Spectra Energy Corp	69,127

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
896,752	e	TransCanada Corp	$34,737
1,414,257	*	Wellstream Holdings plc	36,555
		TOTAL PIPELINES, EXCEPT NATURAL GAS	141,001

PRIMARY METAL INDUSTRIES - 1.39%
49,151	e	Acerinox S.A.	1,128
5,560	e*	Advanced Metallurgical Group NV	471
4,400	e	Ahresty Corp	55
29,000	e	Aichi Steel Corp	126
731,484		AK Steel Holding Corp	50,472
3,250,128		Alcoa, Inc	115,770
464,371		Allegheny Technologies, Inc	27,528
3,282,000	e	Aluminum Corp of China Ltd	3,764
896,720		Angang New Steel Co Ltd	1,806
565,417	e*	Arcelor	55,566
7,042	e*	Arques Industries AG.	64
6,300	e	Asahi Pretec Corp	196
10,000		BE Group AB	95
6,433	e	Bekaert S.A.	988
270,980	e	Belden CDT, Inc	9,181
783,225	e	BlueScope Steel Ltd	8,510
12,326	*	Boryszew S.A.	20
114,787	e*	Brush Engineered Materials, Inc	2,803
11,172		Canam Group Inc	110
295,599		Carpenter Technology Corp	12,903
376,987	*	Catcher Technology Co Ltd	1,071
119,606	e*	Century Aluminum Co	7,953
7,863,941		China Steel Corp	12,123
22,000	e	Chugai Ro Co Ltd	109
53,046	e*	Coleman Cable, Inc	547
391,962	*	CommScope, Inc	20,684
330,226		Companhia Siderurgica Nacional S.A.	14,724
6,941	*	Corinth Pipeworks S.A.	44
8,025,507		Corning, Inc	184,988
42,837		Daewoo International Corp	1,798
38,841		Daido Steel Co Ltd	217
33,880		Dongkuk Steel Mill Co Ltd	1,457
104,001		DOWA HOLDINGS CO Ltd	760
346,000	m,v	Dowa Mining	3
4,625		Draka Holding	124
8,504		Duro Felguera S.A.	83
2,657		EL Ezz Aldekhela Steel Alexandria	747
89,120		El Ezz Steel Co	1,349
8,492		Elval Aluminium Process Co	23
127,273	e	Encore Wire Corp	2,697
128,045		Equinox Minerals Ltd	558
474,243	e*	Equinox Minerals Ltd	2,115
751,726		Eregli Demir ve Celik Fabrikalari TAS	6,136
85,787	e*	Esmark, Inc	1,640
4,200		Evraz Group S.A. (GDR)	487
335,000		Feng Hsin Iron & Steel Co	868
106,000	e	Fujikura Ltd	461
2,310,598		Furukawa Electric Co Ltd	10,057

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
15,000	e	Furukawa-Sky Aluminum Corp	$40
84,569	*	Fushi Copperweld, Inc	2,007
242,540	*	General Cable Corp	14,759
60,367	*	General Steel Holdings, Inc	949
475,981		Gerdau Ameristeel Corp	9,200
469,346		Gerdau S.A.	9,137
639,646		Gerdau S.A.	15,322
164,687	e	Gibraltar Industries, Inc	2,630
29,000		Godo Steel Ltd	87
6,155		Grupa Kety S.A.	280
12,135		Halcor S.A.	34
64,851	e*	Haynes International, Inc	3,732
541,867	*	Hindalco Industries Ltd	1,802
12,332	e	Hoganas AB (Class B)	201
196,229	*	Horsehead Holding Corp	2,386
239,629		Hubbell, Inc (Class B)	9,554
47,820		Hyundai Steel Co	3,595
34,000		JFE Shoji Holdings, Inc	256
1,141,412	e	Jiangxi Copper Co Ltd	2,248
167,550		Johnson Matthey plc	6,131
69,786		JSW Steel Ltd	1,467
111,692		KGHM Polska Miedz S.A.	5,228
31,347		KME Group S.p.A.	45
1,014,925		KNM Group BHD	1,975
2,375,839		Kobe Steel Ltd	6,804
15,000	e	Kurimoto Ltd	19
3,600	e	Kyoei Steel Ltd	69
68,345	*	LB Foster Co (Class A)	2,269
8,770		Leoni AG.	375
1,742,000		Maanshan Iron & Steel	1,015
123,726	*	Magnitogorsk Iron & Steel Works (GDR)	2,153
19,600		Maruichi Steel Tube Ltd	613
3,700	e	Matsuda Sangyo Co Ltd	93
173,110		Matthews International Corp (Class A)	7,835
117,300		Mechel Steel Group OAO (ADR)	5,811
128,599	*	Metalico, Inc	2,253
113,000		Midas Holdings Ltd	74
3,228,552		Mitsubishi Materials Corp	13,807
40,000	e	Mitsubishi Steel Manufacturing Co Ltd	184
352,433	e	Mitsui Mining & Smelting Co Ltd	1,041
246,589		Mittal Steel South Africa Ltd	6,995
232,261		Mueller Industries, Inc	7,479
25,000	e	Nakayama Steel Works Ltd	69
7,800		Neturen Co Ltd	74
25,000	e	Nippon Denko Co Ltd	288
21,000		Nippon Koshuha Steel Co Ltd	37
160,947		Nippon Light Metal Co Ltd	264
35,000	e	Nippon Metal Industry Co Ltd	108
5,017,788	e	Nippon Steel Corp	27,195
32,000	e	Nippon Yakin Kogyo Co Ltd	215
3,073,876	e	Nisshin Steel Co Ltd	10,463
213,675	e	Norsk Hydro ASA	3,116
47,882	e*	Northwest Pipe Co	2,672

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,587,427		Nucor Corp	$118,533
57,366	e	Olympic Steel, Inc	4,355
124,869	e	OneSteel Ltd	890
4,000		Osaka Steel Co Ltd	59
35,340		Outokumpu Oyj	1,228
43,000	e	Pacific Metals Co Ltd	352
224,500		Parkson Holdings BHD	348
54,520		POSCO	28,392
970,312		Precision Castparts Corp	93,509
4,683	*	Recylex S.A.	60
134,710	e*	RTI International Metals, Inc	4,798
116,981		Salzgitter AG.	21,429
29,000		Sanyo Special Steel Co Ltd	156
2,490		Schmolz + Bickenbach AG.	196
109,840		Schnitzer Steel Industries, Inc (Class A)	12,588
183,700	e	Severstal (GDR)	4,735
2,768,000		Shougang Concord International Enterprises Co Ltd	905
12,098		Sidenor Steel Products Manufacturing Co S.A.	185
9,800	m,v*	Siderar SAIC (Class A) (ADR)	506
448,503		Steel Authority Of India	1,459
823,799		Steel Dynamics, Inc	32,186
209,333		Sterlite Industries India Ltd	3,399
484,258	e	Straits Resources Ltd	3,170
850,404		Sumitomo Electric Industries Ltd	10,800
74,000		Sumitomo Light Metal Industries Ltd	90
8,506,421		Sumitomo Metal Industries Ltd	37,452
555,510		Sumitomo Metal Mining Co Ltd	8,497
131,371	*	Superior Essex, Inc	5,863
12,486	*	Sutor Technology Group Ltd	88
47,000		SWCC Showa Holdings Co Ltd	69
20,159		Taihan Electric Wire Co Ltd	846
152,863		Tata Steel Ltd	2,599
230,261		Tenaris S.A. (ADR)	17,154
126,222	e	Texas Industries, Inc	7,085
431,011	e	Titanium Metals Corp	6,030
7,027		TKH Group NV	154
17,508	e	Toho Titanium Co Ltd	343
35,000		Toho Zinc Co Ltd	159
153,838		Tokyo Steel Manufacturing Co Ltd	1,782
11,000		Tokyo Tekko Co Ltd	32
18,000		Toyo Kohan Co Ltd	70
157,732	e	Tredegar Corp	2,319
26,554		Tubacex S.A.	318
36,166		Tubos Reunidos S.A.	220
847,000		Tung Ho Steel Enterprise Corp	1,519
459,127		Umicore	22,581
586,384		United States Steel Corp	108,352
52,103	e*	Universal Stainless & Alloy	1,930
150,026		Usinas Siderurgicas de Minas Gerais S.A.	7,084
229,412		Usinas Siderurgicas de Minas Gerais S.A.	11,305
665,722	e	Vallourec	232,823
298,317	e	Voestalpine AG.	24,413
22,138		Von Roll Holding AG.	233

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
12,192,150		Walsin Lihwa Corp	$4,389
3,160,000	*	Wonson International Holdings Ltd	49
406,415	e	Worthington Industries, Inc	8,332
152,600		Yamato Kogyo Co Ltd	7,287
36,000		Yodogawa Steel Works Ltd	186
		TOTAL PRIMARY METAL INDUSTRIES	1,627,725

PRINTING AND PUBLISHING - 0.37%
302,960	e*	ACCO Brands Corp	3,402
30,869		Agora S.A.	492
107,424		AH Belo Corp (Class A)	612
16,886		Alma Media	229
324,708	e	American Greetings Corp (Class A)	4,007
1,880,000		AMVIG Holdings Ltd	1,984
117,861	e	APN News & Media Ltd	336
31,082	e	Arnoldo Mondadori Editore S.p.A.	183
509,533		Belo (A.H.) Corp (Class A)	3,725
172,145		Bowne & Co, Inc	2,195
9,984		Caltagirone Editore S.p.A.	57
14,800	e	Cermaq ASA	176
116,154	*	China Information Security Technology, Inc	657
61,936	*	Consolidated Graphics, Inc	3,052
59,022	e	Courier Corp	1,185
46,037		CSS Industries, Inc	1,115
1,000,237		Dai Nippon Printing Co Ltd	14,726
69,430		Daily Mail & General Trust	431
5,843		Davis & Henderson Income Fund	89
42,133	*	De La Rue plc	746
193,030	*	Dogan Yayin Holding	225
114,640	*	Dolan Media Co	2,086
345,583		Dun & Bradstreet Corp	30,287
47,900	e	Eniro AB	173
162,974		Ennis, Inc	2,551
27,959	*	EW Scripps Co (Class A)	86
338,802	e*	EW Scripps Co (Class A)	14,074
6,000	e	Fuji Seal International, Inc	100
20,133,000		Fung Choi Media Group Ltd	4,589
88,023		Future plc	45
20,000	e	Gakken Co Ltd	53
1,181,504	e	Gannett Co, Inc	25,603
130,588	e	GateHouse Media, Inc	321
212,181	e	Harte-Hanks, Inc	2,429
152,785	*	Hurriyet Gazetecilik AS	180
16,705	*	Impresa SGPS	46
138,386		Independent News & Media plc	339
944,255	e	John Fairfax Holdings Ltd	2,653
221,670		John Wiley & Sons, Inc (Class A)	9,982
186,953		Johnston Press plc	192
265,032	e	Journal Communications, Inc (Class A)	1,277
16,000		Kyodo Printing Co Ltd	50
10,441		Lambrakis Press S.A.	53
297,377	e	Lee Enterprises, Inc	1,187
136,770	e*	Martha Stewart Living Omnimedia, Inc (Class A)	1,012

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
346,440	e	McClatchy Co (Class A)	$2,349
1,731,069		McGraw-Hill Cos, Inc	69,450
397,604	*	Mecom Group plc	170
131,209		Media General, Inc (Class A)	1,568
167,740	e	Meredith Corp	4,745
184,150	*	MSCI, Inc	6,683
47,486	e	Multi-Color Corp	997
543,061	e	New York Times Co (Class A)	8,358
192,000		Next Media Ltd	74
332,000		Oriental Press Group	48
249,407		Orkla ASA	3,196
30,427	e	PagesJaunes Groupe S.A.	445
708,197		Pearson plc	8,630
118,302	e*	Playboy Enterprises, Inc (Class B)	584
119,439	e	PMP Ltd	105
148,132	*	Presstek, Inc	735
215,935	e	Primedia, Inc	1,006
6,800	e	PRONEXUS, Inc	46
11,305		Quebecor, Inc (Class B)	313
443,136	e*	R.H. Donnelley Corp	1,330
923,440		R.R. Donnelley & Sons Co	27,417
54,773	e	RCS MediaGroup S.p.A.	125
1,190,590		Reed Elsevier NV	19,925
4,207,497		Reed Elsevier plc	47,947
248,252	e	Sanoma-WSOY Oyj	5,492
93,355	e	Schawk, Inc	1,119
14,900	e	Schibsted ASA	422
142,542	e	Scholastic Corp	4,085
2,060,647		Singapore Press Holdings Ltd	6,443
42,491		St Ives Group plc	139
112,615	e	Standard Register Co	1,062
7,677	e	Telegraaf Media Groep NV	251
14,313		Teleperformance	526
19,332		Teranet Income Fund	165
292,148		Thomson Corp	9,426
342,717	*	Thomson Reuters plc	9,140
12,300		Toppan Forms Co Ltd	148
1,279,844		Toppan Printing Co Ltd	14,098
15,579		TORSTAR CORP (CLASS B)	187
17,591		Transcontinental Inc	271
76,659		Trinity Mirror plc	165
59,099	*	United Business Media plc	637
350,973	e*	Valassis Communications, Inc	4,394
233,187	e*	VistaPrint Ltd	6,240
22,218		Washington Post Co (Class B)	13,040
48,451	e	West Australian Newspapers Holdings Ltd	368
137,849		Wolters Kluwer NV	3,209
226,827		Yell Group plc	317
868,543	e	Yellow Pages Income Fund	7,538
		TOTAL PRINTING AND PUBLISHING	434,120

RAILROAD TRANSPORTATION - 0.89%
643,562	e	Asciano Group	2,141

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,595,146		Burlington Northern Santa Fe Corp	$159,339
934,082		Canadian National Railway Co	44,867
235,239	e	Canadian Pacific Railway Ltd	15,618
4,304		Central Japan Railway Co	47,441
2,344,202		CSX Corp	147,239
1,554		Delachaux S.A.	155
8,376		East Japan Railway Co	68,225
2,548,175		Firstgroup plc	26,278
176,173	*	Genesee & Wyoming, Inc (Class A)	5,993
1,224,000		Guangshen Railway Co Ltd	554
1,506,186	e	Hankyu Hanshin Holdings, Inc	6,329
351,647	e*	Kansas City Southern Industries, Inc	15,469
1,713,125	e	MTR Corp	5,397
2,410,363		Norfolk Southern Corp	151,057
381,364	e	Odakyu Electric Railway Co Ltd	2,479
4,172,095		Union Pacific Corp	314,993
4,721		West Japan Railway Co	23,172
		TOTAL RAILROAD TRANSPORTATION	1,036,746

REAL ESTATE - 0.55%
190,090	e	Abacus Property Group	210
13,676		Acanthe Developpement S.A.	45
7,690		Aedes S.p.A.	13
273,600	e	Aeon Mall Co Ltd	8,093
1,078		Affine S.A.	54
11,574		Africa Israel Investments Ltd	704
4,626,000	e	Agile Property Holdings Ltd	4,038
5,900		Airport Facilities Co Ltd	40
42,611	*	Alerion Industries S.p.A.	44
17,246,546	e	Allgreen Properties Ltd	12,536
1,364		Allreal Holding AG.	174
7,801		Alstria Office REIT-AG.	129
4,003,100	v	Amata Corp PCL	1,497
111,000		AMP NZ Office Trust	99
153	e	Apamanshop Holdings Co Ltd	31
427	e	Ardepro Co Ltd	20
7,787,449		Ascendas Real Estate Investment Trust	12,626
79,358	e	Aspen Group	94
6,600	e	Atrium Co Ltd	66
143,067		Australand Property Group	163
17,863,843		Ayala Land, Inc	3,807
1,882,000		Beijing Capital Land Ltd	514
153,016		Beni Stabili S.p.A.	151
66,181	*	Blackrock International Land plc	20
80,613	e	Bovis Homes Group plc	543
486,410		British Land Co plc	6,840
184,736		Brixton plc	881
115,000		Brookfield Properties Co	2,046
558,400	e	Brookfield Properties Corp	10,032
20,000		Bukit Sembawang Estates Ltd	129
5,664		CA Immo International AG.	89
20,909	*	CA Immobilien Anlagen AG.	437
18,326		Capital & Regional plc	69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,454,741		CapitaLand Ltd	$10,315
97,485	e	Castellum AB	925
723,000		Cathay Real Estate Development Co Ltd	403
746,721	*	CB Richard Ellis Group, Inc (Class A)	14,337
501,300		Central Pattana PCL	351
271,079	e	Centro Properties Group	64
318,048	e	Centro Retail Group	96
5,835,565	e	Champion Real Estate Investment Trust	2,706
5,235,255		Cheuk Nang Holdings Ltd	3,068
658,531		Cheung Kong Holdings Ltd	8,905
4,311,000		China Aoyuan Property Group Ltd	964
47,000		China Merchants Holdings Pacific Ltd	27
3,393,500	e	China Overseas Land & Investment Ltd	5,379
888,000		China Resources Land Ltd	1,233
1,016,820		China Vanke Co Ltd	1,301
3,358,845		Chinese Estates Holdings Ltd	5,175
1,493,200		City Developments Ltd	11,952
50,010		Citycon Oyj	251
9,017	*	CLS Holdings plc	61
256,000		Coastal Greenland Ltd	30
3,657	e	Colonia Real Estate AG.	41
31,970	e	Consolidated-Tomoka Land Co	1,345
19,317	e*	Conwert Immobilien Invest AG.	332
216,325		Corio NV	16,849
16,000	e	Cosmos Initia Co Ltd	37
3,442,000	e	Country Garden Holdings Co Ltd	2,233
38	e	Creed Corp	32
218,248		Cyrela Brazil Realty S.A.	3,014
11,900		Daibiru Corp	133
1,445,900		Daiman Development BHD	754
155,063		Dawnay Day Treveria plc	129
2,097,139	e	DB RREEF Trust	2,776
37,090		Derwent London plc	742
178,227	*	Desarrolladora Homex S.A. de C.V.	1,737
7,779	e	Deutsche Euroshop AG.	298
6,506		Deutsche Wohnen AG.	98
10,800		Development Securities plc	62
5,008		DIC Asset AG.	126
5,379		Douja Promotion Groupe Addoha S.A.	1,579
4,033	*	Douja Promotion Groupe Addoha S.A.	1,184
3,362		Dundee Real Estate Investment Trust	103
71,237		DuPont Fabros Technology, Inc	1,328
225,303	*	Echo Investment S.A.	459
1,272,100	v	Erawan Group PCL	152
5,684		Eurobank Properties Real Estate Investment Co	69
7,564		Eurocommercial Properties NV	359
94,256		Fabege AB	626
3,323,000	e	Far East Consortium	874
258,240,000		Filinvest Land, Inc	4,013
56,041		FKP Property Group	263
323,633		Forest City Enterprises, Inc (Class A)	10,427
227,756	*	Forestar Real Estate Group, Inc	4,339
28		Funai Zaisan Consultants Co Ltd	38

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
49,085	e*	FX Real Estate and Entertainment, Inc	$93
104,496		Gafisa S.A.	1,803
63,767		Gazit Globe Ltd	661
98,427		Gecina S.A.	11,896
1,560,000	e*	Genting International plc	666
100,144	*	Globe Trade Centre S.A.	1,426
5,170	e	Goldcrest Co Ltd	98
30,728		Grainger plc	131
12,985,600		Greentown China Holdings Ltd	10,060
119,079	e	Grubb & Ellis Co	458
869,536	e	Guangzhou R&F Properties Co Ltd	1,625
295,307		Hammerson plc	5,231
95,000		Hang Lung Group Ltd	424
1,325,231		Hang Lung Properties Ltd	4,254
39,000	e	Heiwa Real Estate Co Ltd	194
20,296		Helical Bar plc	118
1,931,460		Henderson Land Development Co Ltd	12,076
70,000		Ho Bee Investment Ltd	43
84,000		Hong Fok Corp Ltd	56
475,718		Hopewell Holdings	1,691
5,450,674		Hopson Development Holdings Ltd	6,158
31,200	e	Hufvudstaden AB	300
3,636,034		Hysan Development Co Ltd	10,006
5,442		ICADE	635
78	e	IDU Co	23
10,235,100		IGB Corp BHD	4,527
37,051	e	Immobiliare Grande Distribuzione	109
342,456		IMMOFINANZ Immobilien Anlagen AG.	3,526
110,015	*	Inmobiliaria Colonial S.A.	84
247		Intershop Holdings	76
15,700	e*	IRSA Inversiones y Representaciones S.A. (GDR)	177
82,381		IVG Immobilien AG.	1,623
57,004	*	IVR Prime Urban Developers Ltd	240
7,700	e	Japan General Estate Co Ltd	52
2,001,600	m,v	Johor Land BHD	653
8,000	e	Joint Corp	40
255,475		Jones Lang LaSalle, Inc	15,377
256,000		K Wah International Holdings Ltd	106
9,459		Kardan NV	121
757,000	e	Keppel Land Ltd	2,765
1,539,176		Kerry Properties Ltd	8,095
63,861		Klepierre	3,202
36,000		Klovern AB	111
96,367	e	Kungsleden AB	711
295,332,000		Lai Fung Holdings Ltd	6,828
4,103		Lamda Development S.A.	59
120,400		Land and Houses PCL	25
3,001,500		Land and Houses PCL	666
8,318,309		Land and Houses PCL	1,718
427		Leasinvest Real Estate SCA	46
337,762		Leighton Holdings Ltd	16,447
94,100		Leopalace21 Corp	1,350
251,538	e	Liberty International plc	4,293

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
596,364		Link Real Estate Investment Trust	$1,359
156,160	e*	LoopNet, Inc	1,765
1,302,946	e	Macquarie Goodman Group	3,860
3,527	e	Mapeley Ltd	91
33,000		MCL Land Ltd	39
55,786,200		Megaworld Corp	1,510
4,002		Mercialys S.A	176
6,246,100	*	Metro Pacific Investments Corp	417
24,590		MI Developments, Inc	553
42,812	*	Minerva plc	74
775,632		Mirvac Group	2,203
1,764,960		Mitsubishi Estate Co Ltd	40,408
1,046,715		Mitsui Fudosan Co Ltd	22,403
2,424,000	*	Mongolia Energy Co ltd	4,684
151,508	*	Musashino Kogyo Co Ltd	329
7,406,666	e	New World China Land Ltd	3,832
10,809,689		New World Development Ltd	22,080
8,074	e	Nexity	218
560,200	e	Nomura Real Estate Holdings, Inc	11,837
450		Nordicom AS	39
26,162	e*	Norwegian Property AS.A	-	^
33,500	e	Norwegian Property ASA	156
97,290		NR Nordic and Russia Properties Ltd	95
35,000		Orchard Parade Holdings Ltd	27
127	e	Pacific Management Corp	55
2,115		Parquesol Inmobiliaria y Proyectos S.A.	53
1,106,291		Parsvnath Developers Ltd	3,144
6,940	e	Patrizia Immobilien AG.	34
86,902		PIK Group (GDR)	2,344
4,537		Pirelli & C Real Estate S.p.A.	88
100	*	PT Ciputra Property Tbk	-	^
27,907,600	v	Quality House PCL	1,803
34,591		Quintain Estates & Development plc	129
73,849		Realia Business S.A.	390
40	e	Recrm Research Co Ltd	27
1,500,000	*	Rich Development Co Ltd	837
9,762	e	Risa Partners, Inc	14,906
21,912	e*	Risanamento S.p.A.	29
8,700	e	Sankei Building Co Ltd	55
44,000		SC Global Developments Ltd	39
386,491		Segro plc	3,022
44,631		Shaftesbury plc	345
671,000		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	909
84,797,104		Shanghai Real Estate Ltd	9,144
66,000	e	Shenzhen Investment Ltd	24
338,600	e	Shoei Co Ltd	3,971
5,681,609		Shui On Land Ltd	4,738
53,000	e	Singapore Land Ltd	243
906,489		Sino Land Co	1,804
5,171,500	e	Sino-Ocean Land Holdings Ltd	2,924
37,172	*	Societa Partecipazioni Finanziarie S.p.A.	22
1,431		Societe de la Tour Eiffel	169
1,607,000		Soho China Ltd	876

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,700,250		SP Setia BHD	$3,340
15,416	*	Sparkassen Immobilien AG.	167
27,766,556	e	SPG Land Holdings Ltd	13,385
17,686		ST Modwen Properties plc	97
410,909	e	St. Joe Co	14,102
490,509	e	Stewart Enterprises, Inc (Class A)	3,532
31,722	e,m,v	Stockland	169
2,760,557		Stockland Trust Group	14,274
26,779	e*	Stratus Properties, Inc	466
2,290	e	Sumitomo Real Estate Sales Co Ltd	89
495,431	e	Sumitomo Realty & Development Co Ltd	9,856
479,818		Sun Hung Kai Properties Ltd	6,523
5,806		Swiss Prime Site AG.	338
1,500		Tachihi Enterprise Co Ltd	90
7,804		TAG Tegernsee Immobilien und Beteiligungs AG.	67
107,000		TAI Cheung Holdings	59
17,863		Technopolis plc	145
177,148		Thomas Properties Group, Inc	1,743
25,500	e	TOC Co Ltd	124
1,057,500	e	Tokyo Tatemono Co Ltd	6,849
41,000		Tokyotokeiba Co Ltd	74
339,365		Tokyu Land Corp	1,932
5,400	e	Tokyu Livable, Inc	47
48		Tosei Corp	22
3,600		Touei Housing Corp	22
69,946		Uni Land S.p.A.	22
65,600	e	Unibail	15,106
32,898		Unite Group plc	152
10,506,359	*	Unitech Corporate Parks plc	12,544
290,322	*	Unitech Ltd	1,163
1,648,956		United Industrial Corp Ltd	3,636
57,500	e	Urban Corp	169
62,000		USI Holdings Ltd	33
458,863	e	Valad Property Group	294
5,242		Vastned Retail NV	421
4,682	e	Vivacon AG.	45
7,500		Wallenstam Byggnads AB (B Shares)	130
1,716		Warehouses De Pauw SCA	103
9,760		Warner Estate Holdings plc	33
497		Wereldhave Belgium NV	40
14,007	e	Wereldhave NV	1,471
1,078,759	e	Westfield Group	16,856
616,000	e	Wheelock & Co Ltd	1,655
80,000		Wheelock Properties S Ltd	106
23,632		Wihlborgs Fastigheter AB	423
888,467		Wing Tai Holdings Ltd	1,054
56,389		Workspace Group plc	162
255,000	e	Yanlord Land Group Ltd	349
3,600,400		YNH Property BHD	1,941
20,102,000	*	Zhong An Real Estate Ltd	7,873
7,259		Zueblin Immobilien Holding AG.	62
		TOTAL REAL ESTATE	647,115

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.49%
33,259	e*	AEP Industries, Inc	$578
47,625	e	Ansell Ltd	423
21,000		Bando Chemical Industries Ltd	81
3,478,541	e	Bayer AG.	292,678
963,060	e	Bridgestone Corp	14,774
672,298		Cheng Shin Rubber Industry Co Ltd	907
364,894	e	Cooper Tire & Rubber Co	2,861
3,470		Deceuninck NV	60
81,196	*	Deckers Outdoor Corp	11,302
56,670		Denki Kagaku Kogyo KK	210
43,362		Devro plc	70
1,576,381	*	Goodyear Tire & Rubber Co	28,107
78,000		Hankook Tire Co Ltd	1,084
3,898		Innoconcepts	55
85,914	e*	Metabolix, Inc	842
113,955	e	Michelin (C.G.D.E.) (Class B)	8,148
725,388	e	Mitsui Chemicals, Inc	3,582
1,538,998		Newell Rubbermaid, Inc	25,840
13,700		Nifco, Inc	324
2,068,300		Nike, Inc (Class B)	123,291
5,600		Nitta Corp	122
81,611	e	Nokian Renkaat Oyj	3,871
6,800	e	Nolato AB (B Shares)	59
12,000	e	Okamoto Industries, Inc	43
3,025,401	e	Pirelli & C S.p.A.	2,076
3,591,589		PT Gajah Tunggal Tbk	164
750	*	Quadrant AG.	85
23,723		RPC Group plc	93
171,560		Schulman (A.), Inc	3,951
703,418		Sealed Air Corp	13,372
8,000	e	Sekisui Jushi Corp	65
225,943	*	Skechers U.S.A., Inc (Class A)	4,465
193,131		Spartech Corp	1,821
675,221	e	Sumitomo Bakelite Co Ltd	3,682
162,709	e	Titan International, Inc	5,796
9,700		Tokai Rubber Industries, Inc	125
83,440	e*	Trex Co, Inc	979
366,365		Tupperware Corp	12,537
14,618	e	Uponor Oyj	214
14,274		Viscofan S.A.	305
177,086	e	West Pharmaceutical Services, Inc	7,664
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	576,706

SECURITY AND COMMODITY BROKERS - 2.23%
94,000	e	ABG Sundal Collier ASA	140
50,500	e	Acta Holding ASA	57
23,699		AGF Management Ltd	510
9,900		Aizawa Securities Co Ltd	44
1,162,970		Ameriprise Financial, Inc	47,298
202,706		Australian Stock Exchange Ltd	6,103
5,450		Avanza AB	83
32,854		Azimut Holding S.p.A.	287

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,431,211	e	Babcock & Brown Ltd	$10,275
72,559		Banca Finnat Euramerica S.p.A.	83
157,860	e	BlackRock, Inc	27,941
254,900		Bolsa de Mercadorias e Futuros - BM&F	2,186
19,487	e	Bolsas y Mercados Espanoles	721
34,340	*	Broadpoint Securities Group, Inc	69
972,705		Broadridge Financial Solutions, Inc	20,475
17,040		BT Investment Management Ltd	47
199,611		Calamos Asset Management, Inc (Class A)	3,399
12,867	e	Canaccord Capital Inc	100
15,000	*	Capinordic AS	34
50,709		Charlemagne Capital Ltd	44
8,015,497		Charles Schwab Corp	164,638
1,122,000	e	China Everbright Ltd	2,168
77,832		Close Brothers Group plc	854
244,957	*	CME Group, Inc	93,865
102,037	e	Cohen & Steers, Inc	2,650
764,094	*	Corrections Corp of America	20,990
55,000		Cosmo Securities Co Ltd	50
32,933		Count Financial Ltd	49
3,134,406		Credit Suisse Group	142,669
161,390	e	Cromwell Group	120
106,450		Daewoo Securities Co Ltd	1,914
60,780	a	Daishin Securities Co Ltd	1,299
1,000,000	m,v	Daishin Securities Co Ltd (GDR)	5,881
1,308,400		Daiwa Securities Group, Inc	12,032
32,654	*	DeA Capital S.p.A.	85
156,674		Deutsche Boerse AG.	17,710
11,600	*	Diamond Hill Investment Group, Inc	969
52,534	*	Duff & Phelps Corp	870
16,397		Dundee Corp	198
14,119		DundeeWealth Inc	180
2,529,910	e*	E*Trade Financial Corp	7,944
2,758	e	E*Trade Securities Co Ltd	2,154
630,648		Eaton Vance Corp	25,075
161,846		Egyptian Financial Group-Hermes Holding	1,462
47,744	e	Epoch Holding Corp	435
66,261	e	Evercore Partners, Inc (Class A)	629
52,425		F&C Asset Management plc	153
111,795	e*	FBR Capital Markets Corp	562
139,094	e*	FCStone Group, Inc	3,885
908,461		Federated Investors, Inc (Class B)	31,269
1,560,963		Franklin Resources, Inc	143,062
47,454	e	GAMCO Investors, Inc (Class A)	2,355
388,014	e	GFI Group, Inc	3,496
2,556		Gluskin Sheff + Associates Inc	49
5,151		GMP Capital Trust	80
2,666,898		Goldman Sachs Group, Inc	466,440
4,806		Gottex Fund Management Holdings Ltd	139
96,708	e	Greenhill & Co, Inc	5,209
125,980		Hana Financial Group, Inc	4,848
37,697		Hellenic Exchanges S.A.	476
67,297		HFA Holdings Ltd	75

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,342,614		Hong Kong Exchanges and Clearing Ltd	$19,668
118,067		Hyundai Securities Co	1,425
10,300	e	Ichiyoshi Securities Co Ltd	94
209,303	e	IGM Financial Inc	8,674
112,806		Indiabulls Financial Services Ltd	676
165,525		Indiabulls Real Estate Ltd	1,053
228,812	e*	Interactive Brokers Group, Inc (Class A)	7,352
384,326	*	IntercontinentalExchange, Inc	43,813
22,842	*	International Assets Holding Corp	687
4,428,045		Invesco Ltd	106,185
181,737	*	Investment Technology Group, Inc	6,081
31,653		Invista Real Estate Investment Management Holdings plc	32
16,491	e	IOOF Holdings Ltd	81
4,300		Iwai Securities Co Ltd	46
81,800		Jahangir Siddiqui & Co Ltd	634
1,723,386		Janus Capital Group, Inc	45,618
475,510	e	Jefferies Group, Inc	7,998
117		kabu.com Securities Co Ltd	140
167,469	e*	KBW, Inc	3,447
2,452,404		KGI Securities Co Ltd	1,781
2,453,400	v	Kim Eng Securities Thailand PCL	1,367
588,725	*	Knight Capital Group, Inc (Class A)	10,585
34,270		Korea Investment Holdings Co Ltd	1,370
2,642,130		Kowloon Development Co Ltd	4,857
378,399	e*	LaBranche & Co, Inc	2,679
540,339	e*	Ladenburg Thalmann Financial Services, Inc	816
636,300		Lazard Ltd (Class A)	21,730
11,005,559		Legal & General Group plc	21,839
517,902		Legg Mason, Inc	22,565
2,769,718	e	Lehman Brothers Holdings, Inc	54,868
121,303	e	London Stock Exchange Group plc	1,873
531,924	e	Macquarie Group Ltd	24,764
6,043,707		Man Group plc	74,660
203,545	e*	MarketAxess Holdings, Inc	1,539
17,100	e	Marusan Securities Co Ltd	107
53,293	e	Matsui Securities Co Ltd	321
4,813,856		Merrill Lynch & Co, Inc	152,647
497,305	e*	MF Global Ltd	3,138
17,748	e,m,v	MFS Ltd	17
18,810		Mirae Asset Securities Co Ltd	1,839
13,000		Mito Securities Co Ltd	40
7,028		Mittel S.p.A.	43
102,000		Mizuho Investors Securities Co Ltd	121
7,249,400		Morgan Stanley	261,486
74,005	e*	Morningstar, Inc	5,331
1,228,453	e*	Nasdaq Stock Market, Inc	32,615
9,600		NeoNet AB	32
34,136		New Star Asset Management Group plc	69
2,559,384	e	Nomura Holdings, Inc	37,900
14,000		Nordnet AB	32
17,433		Numis Corp plc	60
475,845		Nymex Holdings, Inc	40,199
1,382,233		NYSE Euronext	70,024

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
50,000		Okasan Holdings, Inc	$259
230,946	e	optionsXpress Holdings, Inc	5,159
90,590	e*	Penson Worldwide, Inc	1,083
517,000	m,v*	Peregrine Investment Holdings	-	^
110,130	*	Piper Jaffray Cos	3,230
56,992	e	Platinum Asset Mangement Ltd	170
13,351		Proton Bank S.A.	151
9,359	e	Pzena Investment Management, Inc	119
934,728	e	Raymond James Financial, Inc	24,667
103,267		Reliance Capital Ltd	2,177
4,334		Renta 4 S.A.	51
43,774		Samsung Securities Co Ltd	2,727
83,565	e	Sanders Morris Harris Group, Inc	567
7,777	e	SBI Holdings, Inc	1,702
98,112		Schroders plc	1,777
1,150,083		SEI Investments Co	27,050
80,000		Shenyin Wanguo HK Ltd	45
1,978,000		Shinko Securities Co Ltd	5,832
859,404	e	Singapore Exchange Ltd	4,384
244		Sparx Group Co Ltd	84
148,219	e*	Stifel Financial Corp	5,097
117,000		Sun Hung Kai & Co Ltd	96
2,329		Swissquote Group Holding S.A.	103
149,003	e	SWS Group, Inc	2,475
1,194,520		T Rowe Price Group, Inc	67,455
102,000		Tai Fook Securities Group Ltd	35
19,669		Tamburi Investment Partners S.p.A.	57
1,196,952	*	TD Ameritrade Holding Corp	21,653
139,424	e*	Thomas Weisel Partners Group, Inc	763
65,000		Tokai Tokyo Securities Co Ltd	236
75,969		Tong Yang Investment Bank	855
21,000		Toyo Securities Co Ltd	70
101,573		TSX Group Inc TMX Group Inc	4,194
1,106		Union Financiere de France BQE S.A.	50
2,846,565		UOB-Kay Hian Holdings Ltd	3,772
64,130	e	US Global Investors, Inc (Class A)	1,074
7,346		Value Line, Inc	244
5,204		Viel et Compagnie	34
8,600	*	Vostok Nafta Investment Ltd	198
763		VZ Holding AG.	58
370,885		Waddell & Reed Financial, Inc (Class A)	12,985
28,617		Westwood Holdings Group, Inc	1,139
74,780		Woori Investment & Securities Co Ltd	1,356
		TOTAL SECURITY AND COMMODITY BROKERS	2,601,135

SOCIAL SERVICES - 0.00% **
140,528	e*	Capital Senior Living Corp	1,060
13,913		Care UK plc	104
1,810		Korian	68
68,018	e*	Providence Service Corp	1,436
143,161	*	Res-Care, Inc	2,545
80,542		Ryman Healthcare Ltd	98
51,349		Southern Cross Healthcare Ltd	132

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
		TOTAL SOCIAL SERVICES	$5,443

SPECIAL TRADE CONTRACTORS - 0.07%
20,022	e	Alico, Inc	694
194,916	*	AsiaInfo Holdings, Inc	2,304
2,937		Bauer AG.	283
30,309	*	Cape plc	169
20,545	*	Carso Infraestructura y Construccion S.A. de C.V.	19
132,417	e	Chemed Corp	4,848
7,000	e	Chudenko Corp	110
343,155		Comfort Systems USA, Inc	4,612
39,000	e	COMSYS Holdings Corp	344
10,000		Daimei Telecom Engineering Corp	94
237,708	*	Dycom Industries, Inc	3,452
36,696		eaga plc	79
410,382	*	EMCOR Group, Inc	11,708
13,864		Homeserve plc	465
159,899	e*	Insituform Technologies, Inc (Class A)	2,435
60,215	e*	Integrated Electrical Services, Inc	1,036
27,000		Kandenko Co Ltd	181
90,838		Kinden Corp	917
25,000	e	Kyowa Exeo Corp	232
11,000		Kyudenko Corp	76
114,686	e*	Layne Christensen Co	5,022
243,100		Metalurgica Gerdau S.A.	7,885
372,658		Polimex Mostostal S.A.	923
878,305	e*	Quanta Services, Inc	29,221
18,000		Sanki Engineering Co Ltd	147
23,591		Severfield-Rowen plc	114
12,781		Spice plc	141
17,000		Taihei Kogyo Co Ltd	59
7,600		Taikisha Ltd	119
16,000	e	Takasago Thermal Engineering Co Ltd	154
62,535	e	Timbercorp Ltd	46
9,000		Toenec Corp	49
10,000		Yurtec Corp	62
		TOTAL SPECIAL TRADE CONTRACTORS	78,000

STONE, CLAY, AND GLASS PRODUCTS - 0.50%
3,335,498		3M Co	232,117
536,273		Ambuja Cements Ltd	948
172,392	e	Apogee Enterprises, Inc	2,786
623,457	e	Asahi Glass Co Ltd	7,548
2,868,780		Asia Cement Corp	4,289
52,302		Associated Cement Co Ltd	642
379,620	e	Boral Ltd	2,056
217,800		Bradespar S.A.	5,955
23,177	e	Buzzi Unicem S.p.A.	578
12,972		Buzzi Unicem SpA	227
131,068	e*	Cabot Microelectronics Corp	4,345
113,057	e	CARBO Ceramics, Inc	6,597
16,240		Cementir S.p.A.	109
2,594		Cementos Portland Valderrivas S.A.	196

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
6,716,072	*	Cemex S.A. de C.V.	$16,626
58,000		Central Glass Co Ltd	237
77,961	*	Cersanit Krasnystaw S.A.	747
57,318	e	Cimpor Cimentos de Portugal S.A.	384
426,860	e	Compagnie de Saint-Gobain	26,436
65,078		Cookson Group plc	810
641,872		CRH plc	18,655
2,260		Dyckerhoff AG.	155
181,535	e	Eagle Materials, Inc	4,598
510,659		Egypt Kuwait Holding Co	1,538
12,462		FLSmidth & Co AS	1,362
659,516		Gentex Corp	9,523
2,108,502		Goldsun Development & Construction Co Ltd	1,040
3,802		GranitiFiandre S.p.A.	42
24,943		Grasim Industries Ltd	1,077
605,203		Grupo Carso S.A. de C.V. (Series A1)	2,836
210		H+H International AS	50
22,562		HeidelbergCement AG.	3,272
3,785		Heracles General Cement Co	98
628,463	e	Holcim Ltd	50,800
26,275,400		Holcim Philippines, Inc	3,220
83,090		Industrias Penoles S.A. de C.V.	2,177
29,187	e	Italcementi S.p.A.	483
42,277		Italcementi S.p.A.	491
4,351		Italmobiliare S.p.A.	218
2,067		Italmobiliare S.p.A.	162
484,093		Jaiprakash Associates Ltd	1,625
347,004	e	James Hardie Industries NV	1,409
16,000		Krosaki Harima Corp	43
185		Lafarge Ciments	54
3,801,260		Lafarge Malayan Cement BHD	4,984
173,666		Lafarge S.A.	26,482
73,850	e	Libbey, Inc	549
66,000	e	Luks Group Vietnam Holdings Ltd	32
10,888		Marazzi Group S.p.A.	122
36,649		Marshalls plc	112
822,158		NGK Insulators Ltd	16,028
2,451,130	e	Nippon Sheet Glass Co Ltd	12,148
31,000	e	Noritake Co Ltd	129
290,089	e*	Owens Corning, Inc	6,600
1,138,551	*	Owens-Illinois, Inc	47,466
13,193	m,v*	Paragon Trade Brands, Inc	-	^
111,494		Pargesa Holding S.A.	12,362
3,600		Pigeon Corp	72
505,758		Pretoria Portland Cement Co Ltd	1,846
1,086,300		PT Indocement Tunggal Prakarsa Tbk	644
1,385,000		PT Semen Gresik Persero Tbk	603
360,800		Siam Cement PCL	2,149
15,900		Siam Cement PCL	92
4,600	v	Siam City Cement PCL	27
620	e	Sika AG.	972
1,060		STO AG.	89
2,897,193	e	Sumitomo Osaka Cement Co Ltd	6,264

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
212,050		Taiheiyo Cement Corp	$426
2,982,144		Taiwan Cement Corp	4,022
1,229,281		Taiwan Glass Industrial Corp	1,304
104,000	*	TCC International Holdings Ltd	76
161,958	e	Toto Ltd	1,141
7,190	*	Trakya Cam Sanayi AS	8
275,936		Turk Sise ve Cam Fabrikalari AS	294
36,391		Ultra Tech Cement Ltd	464
244,123	e*	US Concrete, Inc	1,162
267,300	e*	USG Corp	7,904
79		Vetropack Holding AG.	191
5,153		Vidrala S.A.	171
194,859	e	Wienerberger AG.	8,148
184,000		Xinyi Glass Holdings Co Ltd	119
6,978		Zignago Vetro S.p.A.	52
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	583,815

TEXTILE MILL PRODUCTS - 0.02%
243,173	e	Alfa S.A. de C.V. (Class A)	1,738
41,184		Cheil Industries, Inc	1,906
37,000	e	Daiwabo Co Ltd	79
4,379,934		Far Eastern Textile Co Ltd	5,696
6,057		Fiberweb plc	5
798,220		Formosa Taffeta Co Ltd	787
152,000		Fountain SET Hldgs	19
29,112	e*	Heelys, Inc	118
21,647		Hyosung Corp	1,537
17,000	e	Japan Wool Textile Co Ltd	141
60,000	e	Kurabo Industries Ltd	123
36,896		Low & Bonar plc	81
72,000	e	Nitto Boseki Co Ltd	169
82,049	e	Oxford Industries, Inc	1,571
158,000		Pacific Textile Holdings Ltd	29
497,130	e	Seiren Co Ltd	2,983
201,000	e	Teijin Ltd	690
246,971		Texwinca Holdings Ltd	206
100,000	e	Unitika Ltd	103
156,000		Victory City International Hlds	42
23,000		Weiqiao Textile Co	18
186,062	e	Xerium Technologies, Inc	737
		TOTAL TEXTILE MILL PRODUCTS	18,778

TOBACCO PRODUCTS - 1.09%
12,175,899		Altria Group, Inc	250,336
37,599	e	Australian Agricultural Co Ltd	98
130,500		British American Tobacco Malaysia BHD	1,768
3,143,111		British American Tobacco plc	108,419
573	m	Eastern Tobacco	39
4,674,612		Huabao International Holdings Ltd	4,438
1,051,621		Imperial Tobacco Group plc	39,067
985,892		ITC Ltd	4,300
6,125		Japan Tobacco, Inc	26,122
716,461	*	Lorillard, Inc	49,550

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
49		Philip Morris CR	$14
14,521,738		Philip Morris International, Inc	717,229
18,122	e	ROTHMANS INC	482
80,785		Souza Cruz S.A.	2,303
1,086,984		Swedish Match AB	22,152
164,301	e	Universal Corp	7,430
564,359	e	UST, Inc	30,820
167,174	e	Vector Group Ltd	2,697
		TOTAL TOBACCO PRODUCTS	1,267,264

TRANSPORTATION BY AIR - 0.34%
20,370	e	ACE Aviation Holdings Inc	321
6,135	*	Aegean Airlines S.A.	37
57,857	*	AER Lingus	127
8,479	e	Aeroports de Paris	791
10,498	e*	Air Berlin plc	63
4,434		Air Canada	34
2,014,000	e	Air China Ltd	995
56,260		Air France-KLM	1,342
55,890	e*	Air Methods Corp	1,397
65,662		Air New Zealand Ltd	54
3,336	e*	Air Transport Services Group, Inc	3
1,178,600	*	AirAsia BHD	315
410,600	v	Airports of Thailand PCL	599
552,037	e*	Airtran Holdings, Inc	1,126
223,504	e*	Alaska Air Group, Inc	3,429
140,075	v*	Alitalia S.p.A.	98
521,000	e	All Nippon Airways Co Ltd	1,949
117,584	*	Allegiant Travel Co	2,186
1,893,612	e*	AMR Corp	9,695
2,253		Asiana Airlines	12
79,414	e*	Atlas Air Worldwide Holdings, Inc	3,928
693,589		Auckland International Airport Ltd	1,031
10,495	*	Austrian Airlines AG.	60
109,812		BBA Aviation plc	276
1,610,000	e	Beijing Capital International Airport Co Ltd	1,343
107,988	e*	Bristow Group, Inc	5,344
198,350		British Airways plc	845
957,900	e	Cathay Pacific Airways Ltd	1,824
4,684		CHC Helicopter Corp (Class A)	144
1,261,471		China Airlines	548
1,320,000	*	China Eastern Airlines Corp Ltd (H Shares)	417
1,118,000	*	China Southern Airlines Co Ltd	444
147,853	e	Continental AG.	15,218
849,110	e*	Continental Airlines, Inc (Class B)	8,585
126,062	e	Copa Holdings S.A. (Class A)	3,550
1,319,576	*	Delta Air Lines, Inc	7,522
873,278		Deutsche Lufthansa AG.	18,815
516,646	*	easyJet plc	2,763
1,581,000	*	Eva Airways Corp	679
111,224	e,v*	ExpressJet Holdings, Inc	62
1,507,698		FedEx Corp	118,792
17,012		Finnair Oyj	124

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,779		Flughafen Wien AG.	$265
1,120		Flughafen Zuerich AG.	407
191,464	b,m,v*	FLYi, Inc	1
8,758		Fraport AG. Frankfurt Airport Services Worldwide	594
47,017		Gol Linhas Aereas Inteligentes S.A.	526
392,393		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,157
7,094	e	Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	37
233,984	*	Hawaiian Holdings, Inc	1,626
36,400		Hong Kong Aircraft Engineerg	561
205,942	e	Iberia Lineas Aereas de Espana	490
729,000	e	Japan Airlines Corp	1,531
16,620		Jazz Air Income Fund	92
1,001,328	e*	JetBlue Airways Corp	3,735
30,981		Korean Air Lines Co Ltd	1,456
148,989		Lan Airlines S.A.	1,506
3,048,236		Macquarie Airports	6,029
387,833		Malaysian Airline System BHD	368
24,713	e	Merck KGaA	3,512
1,388,664	*	Northwest Airlines Corp	9,249
3,250	e*	Norwegian Air Shuttle AS	33
83,932	e*	PHI, Inc	3,372
2,709,454		Qantas Airways Ltd	7,896
202,151	*	Republic Airways Holdings, Inc	1,751
124,087	*	Ryanair Holdings plc	546
7,100	e*	Ryanair Holdings plc (ADR)	204
2,277,927		SABMiller plc	52,044
28,708	e*	SAS AB	145
4,420		SAVE S.p.A.	68
662,199	e	Singapore Airlines Ltd	7,167
57,000	e	Singapore Airport Terminal Services Ltd	93
363,024	e	Skywest, Inc	4,592
4,757,959		Southwest Airlines Co	62,044
96	m,v*	Swissair Group	-	^
61,176		Tam S.A.	1,157
86,721	*	TAV Havalimanlari Holding AS	578
28,800	v	Thai Airways International PCL	18
1,305,292	e	UAL Corp	6,814
573,965	e*	US Airways Group, Inc	1,435
2,587		Vueling Airlines S.A.	25
		TOTAL TRANSPORTATION BY AIR	400,011

TRANSPORTATION EQUIPMENT - 2.95%
129,843	e	A.O. Smith Corp	4,263
6,462,700	v	AAPICO Hitech PCL	1,994
211,028	e*	AAR Corp	2,855
157,492	e*	Accuride Corp	669
66,360	e*	Aerovironment, Inc	1,804
7,263	e*	Aicon S.p.A.	7
6,000		Aisan Industry Co Ltd	58
11,800	e	Akebono Brake Industry Co Ltd	69
18,200	e	Aker Yards AS	243
272,970	e	American Axle & Manufacturing Holdings, Inc	2,181
50,483	e	American Railcar Industries, Inc	847

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
114,149	e*	Amerigon, Inc	$812
425,342	e	ArvinMeritor, Inc	5,308
142,377	*	ATC Technology Corp	3,315
2,920,019		Austal Ltd	7,160
1,022,544		Autoliv, Inc	47,671
8,656,188		BAE Systems plc	75,979
1,597		Bajaj Auto Ltd	16
1,036		Bajaj Auto Ltd	11
1,036		Bajaj Finserv Ltd	13
679,238		Bayerische Motoren Werke AG.	32,635
16,809	e	Bayerische Motoren Werke AG.	668
471,872	*	BE Aerospace, Inc	10,990
11,895	e	Beneteau S.A.	258
5,686,310		Boeing Co	373,704
2,089,307		Bombardier Inc	15,183
138,000	*	Brilliance China Automotive Holdings Ltd	17
537,887	e	Brunswick Corp	5,702
52,000	e*	BW Offshore Ltd	163
990,058	e	Calsonic Kansei Corp	3,971
433,331		China Motor Corp	280
285,225	e	Clarcor, Inc	10,011
3,678,490		Cobham plc	14,438
162,189	*	Cogo Group, Inc	1,478
2,003		Compagnie Plastic-Omnium S.A.	61
605		Construcciones y Auxiliar de Ferrocarriles S.A.	265
1,823,740	e	Cosco Corp Singapore Ltd	4,304
85,611		Daewoo Shipbuilding & Marine Engineering Co Ltd	3,342
9,000	e	Daido Metal Co Ltd	48
669,000	e	Daihatsu Motor Co Ltd	7,671
1,224,523		DaimlerChrysler AG.	75,952
17,259		DaimlerChrysler AG.	1,064
7,821	b,v*	Dana Corp	-	^
580,291	*	Dana Holding Corp	3,105
851,405		Denso Corp	29,324
4,940,000		Denway Motors Ltd	1,908
27,898		Doosan Heavy Industries and Construction Co Ltd	2,637
54,038	*	Dorman Products, Inc	436
65,583	e*	Ducati Motor Holding S.p.A.	168
56,132		Ducommun, Inc	1,289
26,558		Elbit Systems Ltd	1,576
2,459		ElringKlinger AG.	233
496,795		Empresa Brasileira de Aeronautica S.A.	3,307
104,749	e	European Aeronautic Defence and Space Co	1,974
9,300		Exedy Corp	245
1,168		Faiveley S.A.	76
8,400	e	FCC Co Ltd	129
300,880	e	Federal Signal Corp	3,611
6,873,520	e	Fiat S.p.A.	111,880
253,459		Fleetwood Corp Ltd	2,246
339,601	e*	Fleetwood Enterprises, Inc	890
372,602	e*	Force Protection, Inc	1,233
12,205,924	e*	Ford Motor Co	58,710
92,028		Ford Otomotiv Sanayi AS	658

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
77,081	e	Freightcar America, Inc	$2,736
71,986	*	Fuel Systems Solutions, Inc	2,771
15,000	e	Futaba Industrial Co Ltd	347
318,118	e*	GenCorp, Inc	2,278
2,156,798		General Dynamics Corp	181,602
2,328,124	e	General Motors Corp	26,773
55,799	e*	GenTek, Inc	1,500
760,476		Genuine Parts Co	30,176
1,189		Georg Fischer AG.	486
2,368,694		GKN plc	10,455
1,025,029	e	Goodpack Ltd	1,163
600,505		Goodrich Corp	28,500
83,672	e	Greenbrier Cos, Inc	1,699
120,351	e	Group 1 Automotive, Inc	2,391
1,089,373	e	Harley-Davidson, Inc	39,501
522,975		Harsco Corp	28,455
771,656	e*	Hayes Lemmerz International, Inc	2,192
122,400	e	Heico Corp	3,983
91,889	*	Hero Honda Motors Ltd	1,480
464,510		Hino Motors Ltd	2,885
2,754,903	e	Honda Motor Co Ltd	94,016
2,800		H-One Co Ltd	25
39,000		Hong Leong Asia Ltd	57
39,264		Hyundai Heavy Industries	12,141
12,176		Hyundai Mipo Dockyard	2,379
52,257		Hyundai Mobis	4,230
31,810		Hyundai Motor Co	869
147,501		Hyundai Motor Co	9,997
43,906		IMMSI S.p.A.	49
3,181		Indus Holding AG.	107
2,805,100		Isuzu Motors Ltd	13,508
218,022		Japan Tecseed Co Ltd	965
698,498	e	Jardine Cycle & Carriage Ltd	8,754
113,000		Jaya Holdings Ltd	133
332,037	e	JTEKT Corp	5,275
140,882		Kaman Corp	3,206
8,400		Kanto Auto Works Ltd	109
943,066	e	Kawasaki Heavy Industries Ltd	2,519
2,253		Kendrion NV	55
8,868,682		Keppel Corp Ltd	72,745
170,840		Kia Motors Corp	1,803
10,000	e	Kinki Sharyo Co Ltd	40
70,949	e	Lagardere S.C.A.	4,013
13,926		Linamar Corp	171
46,764	*	LMI Aerospace, Inc	822
2,094,662		Lockheed Martin Corp	206,659
169,414		Magna International, Inc	10,081
116,810		Mahindra & Mahindra Ltd	1,332
205,028		MAN AG.	22,734
56,313		Maruti Udyog Ltd	806
1,184,000		Mazda Motor Corp	6,164
4,500		Mekonomen AB	73
6,916		Metka S.A.	148

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
6,221	*	Miller Industries, Inc	$62
9,000		Mitsuba Corp	60
2,072,000	e*	Mitsubishi Motors Corp	3,772
435,556		Mitsui Engineering & Shipbuilding Co Ltd	1,381
1,699	e	Monaco Coach Corp	5
84,081		MTU Aero Engines Holding AG.	2,743
5,400		Musashi Seimitsu Industry Co Ltd	124
326,200		Nabtesco Corp	5,002
11,400	e	Namura Shipbuilding Co Ltd	76
428,047	e	NHK Spring Co Ltd	3,416
10,000	e	Nippon Seiki Co Ltd	134
172,000		Norstar Founders Group Ltd	46
3,099,722		Northrop Grumman Corp	207,371
341,622		Novatek Microelectronics Corp Ltd	990
923,687		NSK Ltd	8,093
400,344	*	Orbital Sciences Corp	9,432
413,112		Oshkosh Truck Corp	8,547
1,766,679		Paccar, Inc	73,900
781,301	*	Pactiv Corp	16,587
391,151	e	Peugeot S.A.	21,127
42,178	e	Piaggio & C S.p.A.	83
216,872	e	Polaris Industries, Inc	8,757
26,000		Press Kogyo Co Ltd	117
14,600	*	Proton Holdings BHD	14
2,131,879		Raytheon Co	119,982
276,291	e	Renault S.A.	22,486
2,429	e	Rieter Holding AG.	789
23,000		Riken Corp	103
531,563		Rolls-Royce Group plc	3,593
17,700		Saab AB (Class B)	444
151,363		Samsung Heavy Industries Co Ltd	5,390
39,000	e	Sanden Corp	176
38,000	e	Sasebo Heavy Industries Co Ltd	105
1,236,709	e	Scania AB (B Shares)	16,838
5,223,823	e	SembCorp Marine Ltd	15,572
123,058		Senior plc	240
49,878	e	Shimano, Inc	2,507
5,000		Showa Aircraft Industry Co Ltd	52
12,000		Showa Corp	85
2,677,955		Siemens AG.	296,878
1,488,935		Singapore Technologies Engineering Ltd	3,014
12,219		Sogefi S.p.A.	56
185,715	e	Spartan Motors, Inc	1,387
660,956	*	Spirit Aerosystems Holdings, Inc (Class A)	12,677
1,418		Ste Industrielle d'Aviation Latecoere S.A.	16
48,125		STX Shipbuilding Co Ltd	1,389
413,575	e	Sumitomo Precision Products Co Ltd	1,518
146,228	e	Superior Industries International, Inc	2,468
6,100		Tachi-S Co Ltd	71
8,700	e	Takata Corp	172
171,975		Tata Motors Ltd	1,712
266,144	e*	Tenneco, Inc	3,601
332,883	e	Thales S.A.	18,935

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
154,095	e	Thor Industries, Inc	$3,276
102,075		Tofas Turk Otomobil Fabrik	297
54,200		Tokai Rika Co Ltd	1,122
1,870,996		Tomkins plc	5,602
46,000	e	Topy Industries Ltd	136
158,883		Toyoda Gosei Co Ltd	4,650
10,900		Toyota Auto Body Co Ltd	204
135,035		Toyota Industries Corp	4,336
5,057,708	e	Toyota Motor Corp	238,744
187,097	e*	TransDigm Group, Inc	6,285
44,100	e	Trelleborg AB (B Shares)	662
303,493	e	Trinity Industries, Inc	10,528
93,833	e	Triumph Group, Inc	4,420
469,304	*	TRW Automotive Holdings Corp	8,668
11,800	e	TS Tech Co Ltd	190
12,802		Umeco plc	135
6,000		Unipres Corp	63
5,307,933		United Technologies Corp	327,499
760,761	e*	Visteon Corp	2,001
199,218	e	Volkswagen AG.	57,544
96,435		Volkswagen AG.	13,964
1,041,249	e	Volvo AB (B Shares)	12,679
205,587	e	Wabash National Corp	1,554
6,000	e	Weichai Power Co Ltd	26
296,817		Westinghouse Air Brake Technologies Corp	14,431
169,323	e	Winnebago Industries, Inc	1,725
76,163	*	Wonder Auto Technology, Inc	535
852,263	e	Yamaha Motor Co Ltd	15,961
597,131		Yulon Motor Co Ltd	606
11,206	e	Zodiac S.A.	513
		TOTAL TRANSPORTATION EQUIPMENT	3,442,924

TRANSPORTATION SERVICES - 0.16%
7,980	e	Aker ASA (A Shares)	381
359,346		All America Latina Logistica S.A.	4,624
98,259	e	Ambassadors Group, Inc	1,466
56,462		Arriva plc	767
10,543	e	Autostrada Torino-Milano S.p.A.	182
970,169		CH Robinson Worldwide, Inc	53,204
271,200	*	Citic Resources Holdings Ltd	3
2,282,000	*	Citic Resources Holdings Ltd	972
6,115		Clarkson plc	119
75,000		CWT Ltd	46
6,750		D/S Norden	723
760		Dfds AS	109
70,902	e*	Dynamex, Inc	1,901
943,752		Expeditors International Washington, Inc	40,581
14,219	e	Flight Centre Ltd	227
32,516		Freightways Ltd	73
208,973		GATX Corp	9,264
10,216		Go-Ahead Group plc	375
267,412	*	HUB Group, Inc (Class A)	9,127
15,945	e*	KarstadtQuelle AG.	186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
6,000	e	Kintetsu World Express, Inc	$154
918	e	Kuoni Reisen Holding	440
465,299	*	Lear Corp	6,598
228,000	*	Macau Success Ltd	32
22,625		Mainfreight Ltd	112
26,794		National Express Group plc	505
10,425		Oesterreichische Post AG.	396
207,565	e*	Orbitz Worldwide, Inc	1,040
297,929	e	Pacer International, Inc	6,408
3,661		Panalpina Welttransport Holding AG.	389
1,504,300		PLUS Expressways BHD	1,195
20,000		Senko Co Ltd	80
204,498	e	Ship Finance International Ltd	6,039
60,000		Sinotrans Ltd	15
18,845		Societa Iniziative Autostradali e Servizi S.p.A.	227
11,000		Taiwan Navigation Co Ltd	20
34,379		TDG plc	159
5,200		Toho Real Estate Co Ltd	28
639,033	e	Toll Holdings Ltd	3,698
59,944	e	TUI AG.	1,388
1,871,222		UTI Worldwide, Inc	37,331
4,900	e	Yusen Air & Sea Service Co Ltd	89
		TOTAL TRANSPORTATION SERVICES	190,673

TRUCKING AND WAREHOUSING - 0.53%
136,509	e	Arkansas Best Corp	5,002
5,800	e	ASKUL Corp	109
23,037		Big Yellow Group plc	131
6,550		Business Post Group plc	42
124,789	e*	Celadon Group, Inc	1,247
573,517		Con-way, Inc	27,104
8,905,367	e	Deutsche Post AG.	232,511
768,741	e	DSV AS	18,339
164,676	e	Forward Air Corp	5,698
50,000	e	Fukuyama Transporting Co Ltd	173
309,126	e	Heartland Express, Inc	4,609
13,200	e	Hitachi Transport System Ltd	167
335,156	e	J.B. Hunt Transport Services, Inc	11,154
381,602		Kamigumi Co Ltd	2,893
489,240		Landstar System, Inc	27,016
103,398	*	Marten Transport Ltd	1,651
15,000		Maruzen Showa Unyu Co Ltd	47
70,172	e	Mitsubishi Logistics Corp	769
28,000	e	Mitsui-Soko Co Ltd	135
8,011		Mullen Group Income Fund	178
1,292,145		Nippon Express Co Ltd	6,206
15,000		Nippon Konpo Unyu Soko Co Ltd	192
994	e	Norbert Dentressangle	94
165,351	e*	Old Dominion Freight Line	4,964
8,073	e*	Patriot Transportation Holding, Inc	646
2,163		Piraeus Port Authority	76
31,823		Safestore Holdings plc	94
83,159	*	Saia, Inc	908

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
76,000	e	Sankyu, Inc	$383
47,000		Seino Holdings Corp	287
14,000	e	Shibusawa Warehouse Co Ltd	76
45,000	e	Sumitomo Warehouse Co Ltd	213
8,229	*	Thiel Logistik AG	21
1,333,908		TNT NV	45,398
18,486		TransForce Income Fund TransForce Inc	123
3,274,000		United Parcel Service, Inc (Class B)	201,253
38,969	e*	Universal Truckload Services, Inc	858
255,623	e	Werner Enterprises, Inc	4,749
34,235		Wincanton plc	195
322,100		Yamato Transport Co Ltd	4,496
340,971	e*	YRC Worldwide, Inc	5,070
		TOTAL TRUCKING AND WAREHOUSING	615,277

WATER TRANSPORTATION - 0.37%
185,095		Alexander & Baldwin, Inc	8,431
199,395	e*	American Commercial Lines, Inc	2,179
37,707		Anek Lines S.A.	99
117		AP Moller - Maersk AS (Class A)	1,429
1,758	e	AP Moller - Maersk AS (Class B)	21,442
360,000		Aries Maritime Transport Ltd	1,746
73,280	e	Arlington Tankers Ltd	1,702
604,811	e	Babcock & Brown Infrastructure Group	394
11,500		Brostrom AB (B Shares)	82
13,600	e	BW Gas ASA	120
5,500		Camillo Eitzen & Co ASA	67
1,706,342		Carnival Corp	56,241
78,855		Carnival plc	2,504
68,000		CH Offshore Ltd	32
3,400,300	e	China Shipping Container Lines Co Ltd	1,332
2,053,200		China Shipping Development Co Ltd	6,186
112,000		Chu Kong Shipping Development	17
143,000		Chuan Hup Holdings Ltd	39
3,963	e	Compagnie Maritime Belge S.A.	240
9,356		Compania SudAmericana de Vapores S.A.	13
2,480,875	e	COSCO Holdings	6,072
7,750	e	D/S Torm AS	272
40,000	e	Daiichi Chuo Kisen Kaisha	271
210,000	e	Danaos Corp	4,620
24,500	e	Deep Sea Supply plc	90
13,200		DOF ASA	146
191,851		Double Hull Tankers Inc DHT Maritime Inc	1,924
170,000	e	DryShips, Inc	13,631
242,934	e	Eagle Bulk Shipping, Inc	7,184
23,000	e*	Eitzen Chemical ASA	89
8,964	e	Euronav NV	434
1,199,222		Evergreen Marine Corp Tawain Ltd	951
3,802		Exmar NV	99
2,245,900		Ezra Holdings Ltd	4,383
438		Financiere de L'Odet	181
5,346		Finnlines Oyj	114
300,000	*	First Steamship Co Ltd	497

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
9,722		Forth Ports plc	$335
15,457	e	Frontline Ltd	1,085
286,334	e	Frontline Ltd	19,980
116,923	e	Genco Shipping & Trading Ltd	7,623
140,778	e	General Maritime Corp	3,657
927		Geodis	194
9,000		Golar LNG Ltd	139
194,826	e	Golar LNG Ltd	3,018
8,209		Grindrod Ltd	27
121,776	e*	Gulfmark Offshore, Inc	7,085
459,134	e	Hamburger Hafen und Logistik AG.	35,663
57,604		Hanjin Shipping Co Ltd	2,234
159,956	e	Horizon Lines, Inc (Class A)	1,592
134,238	e*	Hornbeck Offshore Services, Inc	7,586
2,130		Hyundai Merchant Marine Co Ltd	80
22,200	e	Iino Kaiun Kaisha Ltd	202
4,578,800		International Container Term Services, Inc	3,002
31,759	*	International Shipholding Corp	744
5,400	e	Inui Steamship Co Ltd	80
1,390		Irish Continental Group plc	39
2,071	*	Israel Corp Ltd	3,207
11,274		James Fisher & Sons plc	141
1,031,916		Kawasaki Kisen Kaisha Ltd	9,698
334,722	*	Kirby Corp	16,067
136,835		Knightsbridge Tankers Ltd	4,407
5,834		Korea Line Corp	980
111,927		K-Sea Transportation Partners LP	3,567
16,722		Kuehne & Nagel International AG.	1,582
1,061,600		Malaysia International Shipping Corp BHD	2,697
13,218		Minoan Lines S.A.	87
1,757,888		Mitsui OSK Lines Ltd	25,071
9,813		Navigazione Montanari S.p.A.	40
1,174,579	e	Neptune Orient Lines Ltd	2,794
2,757,672	e	Nippon Yusen Kabushiki Kaisha	26,561
15,000		Nissin Corp	43
210,982	e	Nordic American Tanker Shipping	8,190
4,200		Odfjell ASA (B Shares)	55
231,977	e*	Odyssey Marine Exploration, Inc	919
170,000	e	Omega Navigation Enterprises, Inc (Class A)	2,807
163,024		Orient Overseas International Ltd	817
110,082	e	Overseas Shipholding Group, Inc	8,754
7,358,700	e	Pacific Basin Shipping Ltd	10,529
16,057		Port of Tauranga Ltd	80
34,761		Premuda S.p.A.	78
2,111,537	e	Royal Caribbean Cruises Ltd	47,446
23,000		Shinwa Kaiun Kaisha Ltd	126
782,500		Shun TAK Holdings Ltd	733
3,798		Smit Internationale NV	370
8,828	e	Stolt-Nielsen S.A.	201
1,004,600		STX Pan Ocean Co Ltd	1,988
56,087	e*	TBS International Ltd (Class A)	2,241
177,980	e	Teekay Corp	8,041
89,884	e	Teekay Tankers Ltd	2,086

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
143,563	e*	Ultrapetrol Bahamas Ltd	$1,810
501,000		U-Ming Marine Transport Corp	1,319
3,644	*	VTG AG.	91
813,400		Wan Hai Lines Ltd	626
3,950		Wilh Wilhelmsen ASA	129
1,078,123		Yang Ming Marine Transport	710
		TOTAL WATER TRANSPORTATION	436,706

WHOLESALE TRADE-DURABLE GOODS - 0.82%
151,911	e	Agilysys, Inc	1,723
24,014	e	Alesco Corp Ltd	159
300	*	A-Max Holdings Ltd	-	^
289,498		Applied Industrial Technologies, Inc	6,997
452,587	e	Argo Graphics, Inc	5,951
1,245,707	*	Arrow Electronics, Inc	38,268
7,173		Arseus NV	91
3,300		As One Corp	72
918,232	e	Assa Abloy AB (Class B)	13,212
13,101	e	Autobacs Seven Co Ltd	367
137,600		Banpu PCL	2,228
176,590		Barloworld Ltd	1,799
256,256	e	Barnes Group, Inc	5,917
250,007	e*	Beacon Roofing Supply, Inc	2,653
221	e	BIC CAMERA, Inc	130
3,413		Bobst Group AG.	273
650,176		BorgWarner, Inc	28,855
40,876		BSS Group plc	271
46,256	e	Buhrmann NV	667
162,616		Bunzl plc	2,112
2,735		C Rokas S.A.	56
251,940	e	Canon Marketing Japan, Inc	4,432
59,318	*	Cardtronics, Inc	526
10,350		Carl Zeiss Meditec AG.	162
104,770		Castle (A.M.) & Co	2,997
216,000		Champion Technology Holdings Ltd	29
3,879,000	e	China Communications Construction Co Ltd	6,650
1,621,400		China High Speed Transmission Equipment Group Co Ltd	3,328
807,000		China National Building Material Co Ltd	1,557
66,138	*	Chindex International, Inc	970
2,173,000	*	CMC Magnetics Corp	613
1,121		Coltene Holding AG.	90
160,574	e*	Conceptus, Inc	2,969
6,315		Consumers' Waterheater Income Fund	74
17,491	e	Crane Group Ltd	217
15,600	e	Creative Technology Ltd	71
1,297		Daetwyler Holding AG.	93
13,000		Daiichi Jitsugyo Co Ltd	58
6,795		Demag Cranes AG.	324
105,705	*	DemandTec, Inc	794
27,964		Derichebourg	243
773		D'ieteren S.A.	213
146,595	*	Digi International, Inc	1,151
480,330		Dimension Data Holdings plc	438

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
430,500		D-Link Corp	$579
2,774,000		Dongfeng Motor Group Co Ltd	1,111
8,014	*	Doosan Corp	1,338
2,900		Doshisha Co Ltd	46
123,746	e*	Drew Industries, Inc	1,974
237,937		Electrocomponents plc	694
745,462		Energy Support Corp	1,369
4,800		Enplas Corp	55
2,647		Eriks Group NV	173
7,098	e	Esprinet S.p.A.	45
219,619		Finning International Inc	5,492
1,041,439	e*	Fortescue Metals Group Ltd	11,832
12,684		Fourlis Holdings S.A.	372
6,358		Frigoglass S.A.	155
3,200		Fujitsu Business Systems Ltd	43
232,000		GeoVision, Inc	1,304
62		Green Hospital Supply, Inc	37
828	*	Groupe Vial	10
3,800	e	Hakuto Co Ltd	35
91,588	e*	Hansen Medical, Inc	1,531
29,301		Headlam Group plc	197
6,700	e	Hemtex AB	59
4,550	e*	Hexpol AB	38
8,200		Hitachi Software Engineering Co Ltd	181
88,092	e	Houston Wire & Cable Co	1,753
489,741		IKON Office Solutions, Inc	5,524
244,000	*	Imagi International Holdings Ltd	20
144,838		Imperial Holdings Ltd	973
5,906		IMS-Intl Metal Service	199
4,600	e	Inaba Denki Sangyo Co Ltd	134
827,382	*	Ingram Micro, Inc (Class A)	14,686
268,200		Inner Mongolia Yitai Coal Co	1,611
296,188	*	Insight Enterprises, Inc	3,474
162,278	*	Interline Brands, Inc	2,585
1,310		Interseroh AG.	124
2,512,170		Itochu Corp	26,784
9,402		JD Group Ltd	31
6,200	e	Kaga Electronics Co Ltd	82
101,000	*	Kanematsu Corp	147
4,922		KCC Corp	2,048
4,800	e	Kimoto Co Ltd	63
664,657		Kingspan Group plc	6,420
172,925	e	Kloeckner & Co AG.	9,898
307,382	e	Knight Transportation, Inc	5,625
5,500	e	Koei Co Ltd	74
9,900	e	Kuroda Electric Co Ltd	147
28,886		Lawson Products, Inc	716
2,677		Lewis Group Ltd	11
991		LG International Corp	22
1,631,963		Li & Fung Ltd	4,924
19,500		Lindab International AB	380
586,139	*	LKQ Corp	10,592
1,500		Macnica, Inc	21

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
167,944	e	Martin Marietta Materials, Inc	$17,397
77,787	*	MedAssets, Inc	1,326
20,100	e	MISUMI Group, Inc	374
3,383,029		Mitsubishi Corp	111,473
4,602,314		Mitsui & Co Ltd	101,578
119		Motodynamic S.A.	1
14,000		Munters AB	132
49,586	e*	MWI Veterinary Supply, Inc	1,642
25,114		Mytilineos Holdings S.A.	292
2,800		Nafco Co Ltd	44
2,600		Nagaileben Co Ltd	45
125	e	NET One Systems Co Ltd	140
24,000		Nihon Yamamura Glass Co Ltd	44
15,000		Nippon Steel Trading Co Ltd	42
3,172,744	e	Nissan Motor Co Ltd	26,351
23,451	e	Norbord Inc	126
15,000	*	Odfjell Invest Ltd	62
3,300		Onoken Co Ltd	57
298,356	e	Owens & Minor, Inc	13,632
5,731,000		Pan-United Corp Ltd	2,678
714,596	*	Patterson Cos, Inc	21,002
262,643	e	PEP Boys-Manny Moe & Jack	2,290
10,754,857	*	Playmates Toys Ltd	372
303,280	e	Pool Corp	5,386
124,658		Prysmian S.p.A.	3,147
393,844	*	PSS World Medical, Inc	6,420
4,021,634		PT Astra International Tbk	8,418
26,381		Rautaruukki Oyj	1,198
695,723		Reliance Steel & Aluminum Co	53,633
500	e	Rockwool International AS (B Shares)	64
16,791		Russel Metals, Inc	497
8,800		Ryosan Co Ltd	189
6,700	e	Ryoyo Electro Corp	67
104,000		Sagami Railway Co Ltd	384
125,997		Samsung Corp	6,806
7,300	e	Sangetsu Co Ltd	128
7,500		Sanshin Electronics Co Ltd	78
182,017	e	Schneider Electric S.A.	19,581
86,066	e	Securitas Systems AB (B Shares)	186
18,000		Seika Corp	44
5,800		Shinko Shoji Co Ltd	63
18,000		Shinsho Corp	63
8,343		Sierra Wireless, Inc	122
41,368		SIG plc	441
2,208,426		Sime Darby BHD	6,261
457,281	e	Sims Group Ltd	18,246
1,841,987		Sims Group Ltd	73,657
66,150	*	SK Networks Co Ltd	1,137
1,400		Solar Holdings AS (B Shares)	109
324,460	*	Solera Holdings, Inc	8,975
7,000		Sumisho Computer Systems Corp	128
2,960,555	e	Sumitomo Corp	38,897
18,000		Tamura Corp	72

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
275,497	*	Tech Data Corp	$9,337
19,708,799		Test-Rite International Co	11,874
52,538	e*	Titan Machinery, Inc	1,645
117,444	e	TMK OAO (GDR)	4,608
217,236	e*	TomoTherapy, Inc	1,940
38,597		Topps Tiles plc	52
17,292		Toromont Industries Ltd	463
5,100	e	Trusco Nakayama Corp	76
232,444	e*	Tyler Technologies, Inc	3,154
352,500	e	Ulvac, Inc	12,386
1,195,141		UMW Holdings BHD	2,198
145,857	e	Valeo S.A.	4,669
2,758		Vossloh AG.	359
305,366		W.W. Grainger, Inc	24,979
1,996		Wajax Income Fund	65
19,922		Wavin NV	164
326,658	*	WESCO International, Inc	13,079
981,768		Wesfarmers Ltd	35,083
80,119	e	Wesfarmers Ltd	2,889
164,876		Wolseley plc	1,228
13,600		Yamazen Corp	61
49,000	e	Yuasa Trading Co Ltd	71
5,600	e	Zenrin Co Ltd	92
		TOTAL WHOLESALE TRADE-DURABLE GOODS	953,507

WHOLESALE TRADE-NONDURABLE GOODS - 0.92%
8,300		AarhusKarlshamn AB	226
37,287	e	ABB Grain Ltd	296
6,700	e	ABC-Mart, Inc	172
123,911		Aceto Corp	947
753,529		Airgas, Inc	43,999
273,202	e*	Akorn, Inc	904
20,820,000	*	Alliance Global Group, Inc	1,390
676,746	e*	Alliance One International, Inc	3,458
306,237	e*	Allscripts Healthcare Solutions, Inc	3,800
38,291		Altana AG.	660
106,374	e	Andersons, Inc	4,330
9,400		AOC Holdings, Inc	97
143,412		Ashtead Group plc	182
14,580	*	ASOS plc	103
24,965	e*	Australian Pharmaceutical Industries Ltd	17
7,386	e	Axfood AB	244
591,302	e*	Bare Escentuals, Inc	11,075
1,676	*	Baron de Ley	130
121,038	e	Billabong International Ltd	1,252
142,478	e*	BMP Sunstone Corp	812
327,531		Brown-Forman Corp (Class B)	24,752
1,700		C Uyemura & Co Ltd	72
4,392,805		Cardinal Health, Inc	226,581
161,501	e	Casino Guichard Perrachon S.A.	18,238
46,694	e	Celesio AG.	1,687
159,753	*	Central European Distribution Corp	11,846
78,000		China Aviation Oil Singapore Corp Ltd	85

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,350,000		China BlueChemical Ltd	$936
949,000		China Mengniu Dairy Co Ltd	2,687
291,400		Controladora Comercial Mexicana S.A. de C.V.	880
55,884	e*	Core-Mark Holding Co, Inc	1,464
20,083	e	Corporate Express Australia Ltd	101
2,558,000		Dalian Port PDA Co Ltd	1,426
39,999	e	Danisco AS	2,564
9,947		DC Chemical Co Ltd	3,349
925,444	*	Dean Foods Co	18,157
6,384		Delek Group Ltd	970
117,341		DS Smith plc	263
8,675		East Asiatic Co Ltd A.S.	599
492		Emmi AG.	64
362,683		Empresas COPEC S.A.	4,562
806,396	*	Endo Pharmaceuticals Holdings, Inc	19,507
147,688	e*	Ercros S.A.	49
2,153,071		Esprit Holdings Ltd	22,419
21,525		Findel plc	71
4,980,050	e	Foster's Group Ltd	24,210
242,514	e*	Fresh Del Monte Produce, Inc	5,716
25,000	e*	Fujiya Co Ltd	34
76,821		Fyffes plc	74
1,429		Galenica AG.	502
3,179,870		Gazprom (ADR)	183,697
375,000		GIIR, Inc	2,849
140,924	*	Gildan Activewear, Inc	3,622
14,560		GrainCorp Ltd	114
95,681	e*	Green Mountain Coffee Roasters, Inc	3,595
235,815	e*	Hain Celestial Group, Inc	5,537
60,000		Hanwa Co Ltd	371
44,722		Hanwha Corp	1,579
373,469	*	Henry Schein, Inc	19,260
492,379		Herbalife Ltd	19,080
2,975		IC Companys AS	98
887,993	e	Idearc, Inc	2,087
11,300		Inabata & Co Ltd	56
13,833,800	v	IRPC PCL	1,683
15,400		Itochu Enex Co Ltd	101
1,200		Itochu-Shokuhin Co Ltd	37
53,000	e	Iwatani International Corp	162
22,000		Japan Pulp & Paper Co Ltd	79
77,021	*	JBS S.A	394
265,534		JBS S.A.	1,342
9,599		John Menzies plc	78
5,800		Kato Sangyo Co Ltd	69
64,417	e	Kenneth Cole Productions, Inc (Class A)	818
4,900		Kibun Food Chemifa Co Ltd	50
319,800		Kikkoman Corp	3,907
7,900	e	Kobayashi Pharmaceutical Co Ltd	254
5,603		Koninklijke Vopak NV	379
152,543	e	K-Swiss, Inc (Class A)	2,242
155,244		KT&G Corp	13,364
4,659	*	Laboratorios Farmaceuticos Rovi S.A	69

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
820	*	LDC	$82
678		LG Fashion Corp	18
117,686	*	LSB Industries, Inc	2,330
238,000	e	Macquarie Infrastructure Co LLC	6,019
6,985		MARR S.p.A.	72
5,099,159		Marubeni Corp	42,532
176,172		Massmart Holdings Ltd	1,384
19,676	e*	Maui Land & Pineapple Co, Inc	579
309,186	e	Men's Wearhouse, Inc	5,037
410,725	e	Metcash Ltd	1,457
170,094		Metro Inc	4,043
178,522		Myers Industries, Inc	1,455
34,000		Nagase & Co Ltd	359
99,967	e	Nash Finch Co	3,426
1,420,241		Nippon Oil Corp	9,569
260,017		Nu Skin Enterprises, Inc (Class A)	3,879
12,723	e	Oriflame Cosmetics S.A.	813
84,000		Pacific Andes International Holdings Ltd	14
74,600		Pakistan State Oil Co Ltd	455
84,110	*	Perry Ellis International, Inc	1,785
1,572		Pescanova S.A.	74
475,200		Petronas Dagangan BHD	1,092
3,810	e	Point, Inc	109
218,000		Prime Success International Group Ltd	120
32,000	*	Pronova BioPharma AS	109
1,207,500		PT Unilever Indonesia Tbk	885
589,660		Reliance Industries Ltd	28,746
2,900	e	Ryoshoku Ltd	55
8,100	e	Sakata Seed Corp	117
539		Samsung Fine Chemicals Co Ltd	27
15,700		San Miguel Corp (Class B)	14
62,200		San-A Co Ltd	1,982
13,000		San-Ai Oil Co Ltd	57
6,372		Sarantis S.A.	114
1,228		Sartorius Stedim Biotech	53
61,970		Saskatchewan Wheat Pool Inc Viterra Inc	851
12,162		Schiff Nutrition International, Inc	68
126,858	e*	School Specialty, Inc	3,771
535		Schweizerhall Holding AG.	115
3,175,902	e	Sigma Pharmaceuticals Ltd	2,992
3,066		Sligro Food Group NV	122
6,119		Spar Group Ltd	39
130,121		Spartan Stores, Inc	2,993
2,406		Sprider Stores S.A.	9
25,000		Sumikin Bussan Corp	99
16,102	*	Super De Boer	78
117,634		Suzano Papel e Celulose S.A.	1,906
161,152		Suzuken Co Ltd	5,953
30,134	e	Symrise AG.	655
54,186	e*	Synutra International, Inc	1,751
3,428,227		Sysco Corp	94,311
436,377		Terra Industries, Inc	21,535
159,847		Tiger Brands Ltd	2,870

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
10,200	e	Toho Pharmaceutical Co Ltd	$197
10,000		Tokai Corp	47
188,616	e*	Tractor Supply Co	5,477
12,000	e	Tsingtao Brewery Co Ltd	24
1,781,991	e	Unilever NV	50,392
235,000		Unilever NV	6,674
2,635,940		Uni-President Enterprises Corp	3,162
244,970	e*	United Natural Foods, Inc	4,772
141,923	e*	United Stationers, Inc	5,244
26,567	e	Valhi, Inc	724
1,342		VAN DE Velde	61
1,070		Vilmorin & Cie	202
12,599		Vina Concha Y Toro S.A.	22
98,475	e*	Volcom, Inc	2,357
12,900		Wimm-Bill-Dann Foods OJSC (ADR)	1,357
10,000		Yokohama Reito Co Ltd	73
120,261	e	Zep, Inc	1,789
95,526	*	Zhongpin, Inc	1,194
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,077,680

		TOTAL COMMON STOCKS	116,144,584
		(Cost $116,620,426)

WARRANTS - 0.00%**

CHEMICALS AND ALLIED PRODUCTS - 0.00% **
91,423	m,v	Dov Pharmaceutical, Inc (Expires 12/31/09)	-	^
1,155	m,v	Dov Pharmaceutical, Inc (Expires 12/31/09)	-	^
		TOTAL CHEMICALS AND ALLIED PRODUCTS	-	^

ELECTRIC, GAS, AND SANITARY SERVICES - 0.00% **
1,691,844	m*	YTL Power International BHD (Expires 6/11/18)	960
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	960

GENERAL BUILDING CONTRACTORS - 0.00%**
206,958	*	China Overseas Land & Investment Ltd (Expires 8/27/08)	29
		TOTAL GENERAL BUILDING CONTRACTORS	29

HOLDING AND OTHER INVESTMENT OFFICES - 0.00%**
7,865	e*	Virgin Media, Inc (Expires 1/10/11)	1
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1

HOTELS AND OTHER LODGING PLACES - 0.00% **
222,000	*	Golden Resorts Group Ltd (Expires 6/9/10)	1
		TOTAL HOTELS AND OTHER LODGING PLACES	1

LUMBER AND WOOD PRODUCTS - 0.00%**
180,753	v*	Goodpack Ltd (Expires 7/16/09)	33
		TOTAL LUMBER AND WOOD PRODUCTS	33

MISCELLANEOUS RETAIL - 0.00% **
1,019,250	m,v*	OSIM International Ltd (Expires 6/23/11)	56

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

					VALUE
SHARES					(000)
		TOTAL MISCELLANEOUS RETAIL			56

NONDEPOSITORY INSTITUTIONS - 0.00% **
480,000	*	Heckmann Corp (Expires 11/9/11)			1,224
394,500	*	Marathon Acquisition Corp (Expires 8/24/10)			355
		TOTAL NONDEPOSITORY INSTITUTIONS			1,579

REAL ESTATE - 0.00%**
553,875	*	SP Setia BHD (Expires 1/21/13)			72
		TOTAL REAL ESTATE			72

WHOLESALE TRADE-DURABLE GOODS - 0.00%**
653	v*	Bobst Group AG. (Expires 6/19/09)			3
		TOTAL WHOLESALE TRADE-DURABLE GOODS			3

		TOTAL WARRANTS			2,734
		(Cost $28,758)

PRINCIPAL

SHORT-TERM INVESTMENTS - 7.51%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.08%
$ 93,230,000		Federal Home Loan Bank	0.000%	07/01/08	93,230
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			93,230

VARIABLE NOTES - 0.08%
50,000,000		Beta Finance, Inc.	2.075	07/16/08	49,969
50,000,000		Sigma Finance, Inc.	2.083	07/15/08	46,250
		TOTAL VARIABLE NOTES			96,219

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.35%

CERTIFICATE OF DEPOSITS - 1.06%
		Banco Santander			149,859
		Bank Of Scotland plc			99,955
		Bank Of Scotland plc			99,879
		Barclays Bank plc			101,953
		BNP Paribas			49,998
		Deutsche Bank			174,991
		Royal Bank of Scotland			149,876
		Societe Generale			40,007
		Societe Generale			101,971
		US Bank			174,873
		Westpac Banking Corp			89,936
		TOTAL CERTIFICATE OF DEPOSITS			1,233,298

COMMERCIAL PAPER - 0.38%
		Can Ast & Can Ltd			54,759
		Erasmus Capital Corp			129,861
		Gemini Corp			79,914

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

VALUE
SHARES	(000)
Grampian Funding Ltd	99,884
Newport Funding Corp.	79,914
TOTAL COMMERCIAL PAPER	444,332

MONEY MARKET INSTRUMENTS - 0.79%
State Street Navigator Securities Lending Prime Portfolio	925,647
TOTAL MONEY MARKET INSTRUMENTS	925,647

REPURCHASE AGREEMENTS - 2.13%
Bank Of America	130,000
BNP Bank	450,000
CS First Boston	430,000
Deutsche Bank	75,000
Goldman Sachs	385,719
Merrill Lynch & Co, Inc.	250,000
Salomon Bros.	164,000
UBS AG.	251,000
UBS AG.	350,000
TOTAL REPURCHASE AGREEMENTS	2,485,719

VARIABLE NOTES - 2.99%
American Express Credit Account Master Trust	24,841
American Express Credit Account Master Trust	80,692
American Express Credit Account Master Trust	56,900
American Express Credit Account Master Trust	84,514
BA Credit Card Trust	83,796
BA Credit Card Trust	62,947
BA Credit Card Trust	60,163
Bank of America NA	169,600
Bank One Issuance Trust	24,579
Barclays Bank plc	99,931
Brunel Residential Mortgage Securitisation plc	50,421
Capital One Multi-Asset Execution Trust	12,969
Capital One Multi-Asset Execution Trust	13,963
Capital One Multi-Asset Execution Trust	42,850
Capital One Multi-Asset Execution Trust	168,165
Capital One Multi-Asset Execution Trust	30,110
Chase Issuance Trust	31,508
Chase Issuance Trust	16,730
Chase Issuance Trust	49,680
Chase Issuance Trust	101,757
Citibank Credit Card Issuance Trust	108,233
Citibank Credit Card Issuance Trust	78,341
Citigroup Funding Inc.	84,359
Discover Card Master Trust	64,869
Discover Card Master Trust	43,167
Discover Card Master Trust I	15,805
Discover Card Master Trust I	66,626
Discover Card Master Trust I	83,182
Discover Card Master Trust I	16,636
Discover Card Master Trust I	15,864
Discover Card Master Trust I	7,876

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

		VALUE
	SHARES	(000)
	GE Dealer Floorplan Master Note Trust	39,817
	GE Equipment Midticket LLC	38,163
	General Electric Capital Corp	20,711
	General Electric Capital Corp	20,354
	General Electric Capital Corp	108,624
	General Electric Capital Corp	49,826
	General Electric Capital Corp	16,656
	Granite Master Issuer plc	41,845
	Granite Master Issuer plc	33,242
	JPMorgan Chase & Co	127,971
	JPMorgan Chase & Co	99,727
	Medallion Trust	15,937
	Nelnet Student Loan Trust	72,120
	Nelnet Student Loan Trust	37,423
	Nelnet Student Loan Trust	44,735
	Permanent Financing plc	91,618
	Permanent Financing plc	24,629
	Permanent Master Issuer plc	130,932
	Puma Finance Ltd	41,861
	Rabobank Nederland NV	99,823
	SLM Student Loan Trust	52,459
	SLM Student Loan Trust	42,690
	SLM Student Loan Trust	164,804
	Wachovia Corp	54,163
	Wachovia Student Loan Trust	69,800
	Wells Fargo & Co	41,883
	World Omni Auto Receivables Trust	50,352
	TOTAL VARIABLE NOTES	3,483,239

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	8,572,235

	TOTAL SHORT-TERM INVESTMENTS	8,761,684
	(Cost $8,765,465)

	TOTAL PORTFOLIO - 107.33%	125,243,123
	(Cost $125,824,810)

	OTHER ASSETS & LIABILITIES, NET - (7.33)%	(8,550,587)

	NET ASSETS - 100.00%	$116,692,536

	The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
plc	Public Limited Company
SICAV	Societe d'Investissement A Capital Variable
SPDR	Standard & Poor's Depository Receipt

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

a	Affiliated Holding.
b	In bankruptcy.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At June 30, 2008, the value of these securities amounted to $17,638 or 0.02% of net assets.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

At June 30, 2008, the unrealized depreciation on investments was $581,695,860, consisting of gross unrealized appreciation of $14,837,745,807 and gross unrealized depreciation of $15,419,441,667.

Companies in which the Account held 5% or more of the outstanding voting shares are considered “affiliated companies” of the Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-STOCK ACCOUNT
JANUARY 1, 2008 – JUNE 30, 2008

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2007	Cost	Proceeds	Gain/(Loss)	Income	Expense	June 30, 2008	June 30, 2008
Daishin Securities Co	$6,450,000	$-	$-	$-	$599,118	$184,757	1,000,000	$5,880,882
Digital Garage, Inc	22,772,663	-	150,980	(54,529)	-	-	12,156	14,101,108
First NIS Regional Fund SICAV	15,984	-	-	-	-	-	1,598,400	15,984
Healthsouth Corp	94,039,659	1,168,346	17,045,411	(4,618,270)	-	-	-	*
Information Development Co	2,493,627	-	-	(6,038)	82,623	5,784	431,900	2,761,785
Intelligent Wave, Inc	4,234,608	-	-	-	74,897	5,243	16,201	2,926,185
MPM Bioventures II	12,086,377	-	-	-	-	-	21,967,242	10,425,653
Skyline Venture Partners	3,695,430	-	-	-	-	-	4,126,206	1,759,002
		$1,168,346	$17,196,391	$(4,678,837)	$756,638	$195,784		$37,870,599

* Not an Affiliate as of June 30, 2008

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND STOCK ACCOUNT Summary of Market Values by Country June 30, 2008

		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES	$94,245,181,148	75.25%
TOTAL DOMESTIC	94,245,181,148	75.25
FOREIGN
AFGHANISTAN	9,350,966	0.01
ARGENTINA	25,904,179	0.02
AUSTRALIA	1,445,797,123	1.15
AUSTRIA	159,762,415	0.13
BAHAMAS	1,810,329	0.00
BELGIUM	198,587,545	0.16
BERMUDA	259,362,266	0.21
BRAZIL	681,800,481	0.54
CANADA	2,466,262,073	1.97
CAYMAN ISLANDS	6,495,823	0.01
CHILE	34,919,143	0.03
CHINA	616,431,848	0.49
COLOMBIA	13,180,051	0.01
CZECH REPUBLIC	47,545,259	0.04
DENMARK	138,647,796	0.11
EGYPT	21,537,786	0.02
FINLAND	307,035,960	0.25
FRANCE	2,714,845,003	2.17
GERMANY	2,851,103,745	2.28
GHANA	168,538	0.01
GREECE	117,319,574	0.09
HONG KONG	497,596,716	0.40
HUNGARY	22,690,716	0.03
INDIA	231,374,121	0.18
INDONESIA	58,687,811	0.05
IRELAND	99,095,840	0.08
ISLE OF MAN	12,544,113	0.01
ISRAEL	139,306,289	0.11
ITALY	889,674,020	0.71
JAPAN	4,815,307,740	3.84
JERSEY, C.I.	221,582	0.00
JORDAN	2,289,172	0.00
KAZAKHSTAN	19,433,741	0.02
KOREA, REPUBLIC OF	433,276,709	0.35
LIECHTENSTEIN	233,109	0.00
LUXEMBOURG	3,729,697	0.00
MALAYSIA	163,860,753	0.13
MEXICO	159,649,627	0.13
MOROCCO	9,880,453	0.01
NETHERLAND ANTILLES	2,758,067	0.00
NETHERLANDS	582,366,663	0.46
NEW ZEALAND	30,909,511	0.02
NORWAY	168,741,178	0.13
PAKISTAN	5,370,594	0.00
PANAMA	62,486,363	0.05
PERU	20,685,718	0.02
PHILIPPINES	41,019,455	0.03
POLAND	49,596,684	0.04
PORTUGAL	50,744,649	0.04
PUERTO RICO	3,754,438	0.00
RUSSIA	560,740,959	0.45
SINGAPORE	388,805,817	0.31
SOUTH AFRICA	273,516,060	0.22
SPAIN	907,322,731	0.72
SWEDEN	454,429,667	0.36
SWITZERLAND	1,971,827,470	1.57
TAIWAN	431,080,018	0.34
THAILAND	100,425,727	0.08
TURKEY	43,411,478	0.03
UNITED KINGDOM	5,171,228,234	4.13
TOTAL FOREIGN	30,997,941,593	24.75
TOTAL PORTFOLIO	$125,243,122,741	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited) June 30, 2008

			VALUE
SHARES			(000)

PREFERRED STOCKS - 0.17%

COMMUNICATIONS - 0.00% **
21,923	e	ProSiebenSat.1 Media AG.	$219
		TOTAL COMMUNICATIONS	219

CHEMICALS AND ALLIED PRODUCTS - 0.01%
48,382		Henkel KGaA	1,922
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,922

ELECTRIC, GAS, AND SANITARY SERVICES - 0.04%
31,344		BBI EPS Ltd	21
54,063		Companhia Energetica de Minas Gerais	1,311
130,000		Companhia Paranaense de Energia	2,644
94,000		Eletropaulo Metropolitana de Sao Paulo S.A.	2,194
3,757		RWE AG.	378
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,548

FOOD AND KINDRED PRODUCTS - 0.02%
300,000		Sadia S.A.	2,126
		TOTAL FOOD AND KINDRED PRODUCTS	2,126

HOLDING AND OTHER INVESTMENT OFFICES - 0.02%
335,000		Investimentos Itau S.A.	2,125
7,084	*	Istituto Finanziario Industriale S.p.A.	140
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,265

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.01%
12,948		Schindler Holding AG.	962
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	962

INSTRUMENTS AND RELATED PRODUCTS - 0.01%
20,168		Fresenius SE	1,743
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,743

INSURANCE AGENTS, BROKERS AND SERVICE - 0.00% **
244,245		Unipol S.p.A.	469
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	469

PRIMARY METAL INDUSTRIES - 0.02%
63,000		Usinas Siderurgicas de Minas Gerais S.A.	3,105
		TOTAL PRIMARY METAL INDUSTRIES	3,105

REAL ESTATE - 0.00% **
10,195,901	m,v*	Ayala Land, Inc	23
		TOTAL REAL ESTATE	23

STONE, CLAY, AND GLASS PRODUCTS - 0.01%
40,000		Bradespar S.A.	1,094
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,094

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

TRANSPORTATION EQUIPMENT - 0.03%
1,456	e	Bayerische Motoren Werke AG.	$58
23,310		Porsche AG.	3,589
9,986		Volkswagen AG.	1,446
		TOTAL TRANSPORTATION EQUIPMENT	5,093

		TOTAL PREFERRED STOCKS	25,569
		(Cost $24,595)

COMMON STOCKS - 99.35%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.00% **
5,632		Bureau Veritas S.A.	334
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	334

AGRICULTURAL SERVICES - 0.03%
48,191		Yara International ASA	4,256
		TOTAL AGRICULTURAL SERVICES	4,256

AMUSEMENT AND RECREATION SERVICES - 0.75%
156,989	*	Activision, Inc	5,349
54,099	e	Aristocrat Leisure Ltd	332
8,232,087		Dore Holdings Ltd	465
5,606,000	e*	Galaxy Entertainment Group Ltd	3,643
5,085,000	*	Gallant Venture Ltd	2,645
170,541		Ladbrokes plc	867
8,339,000		Leisure & Resorts World Corp	434
18,314	e	Lottomatica S.p.A.	546
10,582,000		NagaCorp Ltd	2,897
110,807		Nintendo Co Ltd	62,836
59,694		OPAP S.A.	2,089
8,901	e	Oriental Land Co Ltd	532
2,856	e	Pacific Golf Group International Holdings KK	2,856
2,901,300		Resorts World BHD	2,313
7,450,000	*	Rexcapital Financial Holdings Ltd	746
34,744	e	Sega Sammy Holdings, Inc	304
86,011		Sky City Entertainment Group Ltd	201
82,920	e	TABCORP Holdings Ltd	780
168,824	e	Tattersall's Ltd	381
791,117		Walt Disney Co	24,683
95,116		William Hill plc	603
		TOTAL AMUSEMENT AND RECREATION SERVICES	115,502

APPAREL AND ACCESSORY STORES - 0.45%
32,520		Abercrombie & Fitch Co (Class A)	2,038
92,400	*	Aeropostale, Inc	2,895
54,114		American Eagle Outfitters, Inc	738
100,000	e*	AnnTaylor Stores Corp	2,396
117,852		Burberry Group plc	1,060
9,194	e	Fast Retailing Co Ltd	872
1,114,598		Gap, Inc	18,580
79,700	*	Hanesbrands, Inc	2,163
295,051	e	Hennes & Mauritz AB (B Shares)	15,918
58,889	e	Inditex S.A.	2,700
172,438	*	Kohl's Corp	6,904

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
165,013		Limited Brands, Inc	$2,780
35,635	e	Nordstrom, Inc	1,080
1,108,000		Ports Design Ltd	3,178
116,784		Ross Stores, Inc	4,148
40,687	e*	Urban Outfitters, Inc	1,269
		TOTAL APPAREL AND ACCESSORY STORES	68,719

APPAREL AND OTHER TEXTILE PRODUCTS - 0.14%
983,200	e	Asics Corp	10,746
28,000		C C Land Holdings Ltd	17
19,274	e	Hermes International	3,026
95,495	e	Mitsubishi Rayon Co Ltd	301
25,216		Nisshinbo Industries, Inc	300
22,152	e	Onward Kashiyama Co Ltd	233
35,000		Phillips-Van Heusen Corp	1,282
39,260	e	Polo Ralph Lauren Corp	2,465
3,826		Shimamura Co Ltd	236
920		Toyobo Co Ltd	2
32,394		VF Corp	2,306
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	20,914

AUTO REPAIR, SERVICES AND PARKING - 0.04%
32,742		Aisin Seiki Co Ltd	1,076
39,557	*	Hertz Global Holdings, Inc	380
18,951	e	NOK Corp	302
118	e	Park24 Co Ltd	1
5,000		Ryder System, Inc	344
118,050	e	Standard Chartered plc	3,493
28,902	e	Sumitomo Rubber Industries, Inc	216
		TOTAL AUTO REPAIR, SERVICES AND PARKING	5,812

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.13%
34,854		Advance Auto Parts	1,353
41,166	e*	Autonation, Inc	412
40,789	*	Autozone, Inc	4,936
38,388		Canadian Tire Corp Ltd	1,991
58,991	e*	Carmax, Inc	837
24,000	e	Fuji Heavy Industries Ltd	118
119,050		Inchcape plc	754
419,296	e	Suzuki Motor Corp	9,931
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	20,332

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.21%
34,114	e	Fastenal Co	1,472
589		Grafton Group plc	4
612,141		Home Depot, Inc	14,336
651,637		Kingfisher plc	1,445
681,150		Lowe's Cos, Inc	14,134
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	31,391

BUSINESS SERVICES - 4.40%
365,815		Accenture Ltd (Class A)	14,896
15,778	e	Acciona S.A.	3,730
34,503		Adecco S.A.	1,706
533,729	*	Adobe Systems, Inc	21,024
153,803	*	Affiliated Computer Services, Inc (Class A)	8,227

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
81,310	*	AirMedia Group, Inc (ADR)	$1,174
57,291	*	Akamai Technologies, Inc	1,993
21,198	*	Alliance Data Systems Corp	1,199
18,933	e	Atos Origin S.A.	1,043
97,642	*	Autodesk, Inc	3,301
285,173		Automatic Data Processing, Inc	11,949
600,000	*	Autonomy Corp plc	10,755
69,781	e	Autostrade S.p.A.	2,108
100,000		Aveva Group plc	3,054
139,902	*	BMC Software, Inc	5,036
150,655		CA, Inc	3,479
210,457	*	Cadence Design Systems, Inc	2,126
213,600	e	Capcom Co Ltd	6,244
237,243	*	CGI Group, Inc	2,364
18,910	*	ChoicePoint, Inc	911
59,288	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	661
49,093	*	Citrix Systems, Inc	1,444
76,981	*	Cognizant Technology Solutions Corp (Class A)	2,503
299,749	*	Computer Sciences Corp	14,040
762,598		Computershare Ltd	6,722
10,994	e	CSK Holdings Corp	217
46,838	e	Ctrip.com International Ltd (ADR)	2,144
15,715	e	Dassault Systemes S.A.	954
12	e	Dena Co Ltd	71
344	e	Dentsu, Inc	730
13,392	e*	DST Systems, Inc	737
138,000	e*	DynCorp International, Inc (Class A)	2,091
397,819	*	eBay, Inc	10,872
83,220	*	Electronic Arts, Inc	3,697
136,159		Electronic Data Systems Corp	3,355
17,508	e*	Elpida Memory, Inc	561
52,149		Equifax, Inc	1,753
163,373	*	Expedia, Inc	3,003
276,921		Experian Group Ltd	2,048
51,526		Fidelity National Information Services, Inc	1,902
41,871	*	Fiserv, Inc	1,900
127,062	e*	Focus Media Holding Ltd (ADR)	3,522
318,406		Fujitsu Ltd	2,364
14	e	Goodwill Group, Inc	1
139,476	*	Google, Inc (Class A)	73,423
318,786		Group 4 Securicor plc	1,280
2,059	e	Gruppo Editoriale L'Espresso S.p.A.	5
4,195	e	Hakuhodo DY Holdings, Inc	224
376,741		Hays plc	675
28,598	e	IFIL - Investments S.p.A.	185
70,608		IMS Health, Inc	1,645
29,640		Indra Sistemas S.A.	768
61,017		Infosys Technologies Ltd	2,477
36,000	e	Infosys Technologies Ltd (ADR)	1,565
485	e	Internet Initiative Japan, Inc	1,794
129,632	*	Interpublic Group of Cos, Inc	1,115
117,074	*	Intuit, Inc	3,228
51,736	e*	Iron Mountain, Inc	1,374
266,927	*	IT Holdings Corp	5,367
8,838	e	JC Decaux S.A.	224
31,659	e	JSR Corp	629

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
135,152	*	Juniper Networks, Inc	$2,998
50,000	e*	Kinetic Concepts, Inc	1,996
16,488		Konami Corp	577
21,400	e*	Lamar Advertising Co (Class A)	771
400,234		LogicaCMG plc	857
82,133	*	Longtop Financial Technologies Ltd (ADR)	1,360
30,851		Manpower, Inc	1,797
25,610		Mastercard, Inc (Class A)	6,800
119,765	*	McAfee, Inc	4,076
4,451,294		Microsoft Corp	122,455
48,660		Mitsubishi UFJ Lease & Finance Co Ltd	2,114
372	e*	Mixi Inc	2,345
32,299	*	Monster Worldwide, Inc	666
26,811	*	NAVTEQ Corp	2,064
342,328	e	NEC Corp	1,797
237,410		Nomura Research Institute Ltd	5,566
262,000	*	Novell, Inc	1,543
224	e	NTT Data Corp	877
1,177	e	Obic Co Ltd	198
159,268		Omnicom Group, Inc	7,148
2,274,545	*	Oracle Corp	47,765
6,603	e	Oracle Corp Japan	269
2,600		Otsuka Corp	180
16,537	e	Promotora de Informaciones S.A.	176
27,844		Public Power Corp	966
38,531		Publicis Groupe S.A.	1,243
1,154		Rakuten, Inc	583
30,039		Randstad Holdings NV	1,045
46,880		Ritchie Bros Auctioneers, Inc	1,266
42,858		Robert Half International, Inc	1,027
357,358		Sage Group plc	1,479
75,158	*	Salesforce.com, Inc	5,128
411,683	e	SAP AG.	21,546
35,913		Secom Co Ltd	1,749
85,097		Securitas AB (B Shares)	984
2,795		SGS S.A.	3,986
133,410	e	Softbank Corp	2,250
47,673,611	e	Solomon Systech International Ltd	2,293
942	e	So-net Entertainment Corp	3,373
2,700		Square Enix Co Ltd	80
400,829	*	Sun Microsystems, Inc	4,361
538,395	*	Symantec Corp	10,418
39,773	*	Synopsys, Inc	951
150,000	e*	Temenos Group AG.	4,616
39,961		Total System Services, Inc	888
17,851	e	Trend Micro, Inc	589
17,445		United Internet AG.	344
4,142		USS Co Ltd	274
83,410	e*	VeriSign, Inc	3,153
605,832		Visa, Inc (Class A)	49,260
15,183	e*	VMware, Inc (Class A)	818
417,767		Waste Management, Inc	15,754
3,398,194		WPP Group plc	32,472
2,583	e	Yahoo! Japan Corp	995
655,722	*	Yahoo!, Inc	13,547
		TOTAL BUSINESS SERVICES	673,422

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)

CHEMICALS AND ALLIED PRODUCTS - 10.37%
1,490,508		Abbott Laboratories	$78,952
26,520	*	Actelion Ltd	1,415
79,703		Agrium, Inc	8,594
252,944	e	Air Liquide	33,300
160,491		Air Products & Chemicals, Inc	15,866
302,000	e	Air Water, Inc	3,560
1,165,823		Akzo Nobel NV	79,782
4,883		Alfresa Holdings Corp	350
471,506	*	Amgen, Inc	22,236
204,093		Asahi Kasei Corp	1,070
84,083		Astellas Pharma, Inc	3,576
243,544		AstraZeneca plc	10,355
143,462		AstraZeneca plc (ADR)	6,102
25,606		Avery Dennison Corp	1,125
1,807,607		Avon Products, Inc	65,110
27,422	*	Barr Pharmaceuticals, Inc	1,236
330,720		BASF AG.	22,794
24,373		Beiersdorf AG.	1,789
146,022	*	Biogen Idec, Inc	8,161
71,881	e	Biovail Corp	700
862,301		Bristol-Myers Squibb Co	17,703
221,565		Celanese Corp (Series A)	10,117
25,395	e*	Cephalon, Inc	1,694
40,541		CF Industries Holdings, Inc	6,195
18,183	*	Charles River Laboratories International, Inc	1,162
14,274		Christian Dior S.A.	1,466
19,887	e	Chugai Pharmaceutical Co Ltd	318
896		Clariant AG.	9
121,858		Clorox Co	6,361
273,648		Colgate-Palmolive Co	18,909
421,336		CSL Ltd	14,423
205,000		Cytec Industries, Inc	11,185
45,630		Daicel Chemical Industries Ltd	257
119,779		Daiichi Sankyo Co Ltd	3,300
111,010		Dainippon Ink and Chemicals, Inc	322
6,000	e	Dainippon Sumitomo Pharma Co Ltd	49
425,323	e	Dow Chemical Co	14,848
116,523	e	DSM NV	6,830
443,488		Du Pont (E.I.) de Nemours & Co	19,021
56,597		Eastman Chemical Co	3,897
48,950		Ecolab, Inc	2,104
43,070	e	Eisai Co Ltd	1,521
98,486	*	Elan Corp plc	3,483
58,185	*	Elan Corp plc (ADR)	2,069
296,674		Eli Lilly & Co	13,694
1,326		Eramet	1,311
28,520	e	Estee Lauder Cos (Class A)	1,325
34,200		FMC Corp	2,648
126,869	*	Forest Laboratories, Inc	4,407
730,000		Formosa Plastics Corp	1,758
643,041	*	Genentech, Inc	48,807
70,938	*	Genzyme Corp	5,109
535,947	*	Gilead Sciences, Inc	28,378
1,785		Givaudan S.A.	1,591

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,773,026		GlaxoSmithKline plc	$39,194
32,743		Grifols S.A.	1,043
1		H.B. Fuller Co	-	^
28,699		Henkel KGaA	1,076
327,381		Hindustan Lever Ltd	1,580
2,700	e	Hisamitsu Pharmaceutical Co, Inc	118
57,573	*	Hospira, Inc	2,309
41,876		Huntsman Corp	477
62,313	e	Incitec Pivot Ltd	11,034
21,716		International Flavors & Fragrances, Inc	848
81,117	e*	Inverness Medical Innovations, Inc	2,691
127,414	e*	Invitrogen Corp	5,002
10,097		K+S AG.	5,813
36,480		Kansai Paint Co Ltd	253
88,757		Kao Corp	2,330
201,500	*	Keryx Biopharmaceuticals, Inc	99
120,000	*	King Pharmaceuticals, Inc	1,256
97,570		Kingboard Chemical Holdings Ltd	451
63,587		Kuraray Co Ltd	759
33,816		Kyowa Hakko Kogyo Co Ltd	347
34,097		Linde AG.	4,789
12,521	e	Lonza Group AG.	1,730
92,405		L'Oreal S.A.	10,023
277,612		Mediceo Paltac Holdings Co Ltd	5,112
3,633,612		Merck & Co, Inc	136,951
118,004	e	Methanex Corp	3,335
203,994	e	Mitsubishi Chemical Holdings Corp	1,188
68,445		Mitsubishi Gas Chemical Co, Inc	493
298,271		Monsanto Co	37,713
39,975		Mosaic Co	5,784
620,000	e	Mylan Laboratories, Inc	7,483
24,455		Nissan Chemical Industries Ltd	301
39,986		Nova Chemicals Corp	984
2,143,262		Novartis AG.	117,948
62,000		Novartis AG. (ADR)	3,412
122,813		Novo Nordisk AS (Class B)	8,085
12,634	e	Novozymes AS (B Shares)	1,137
261,222		Nufarm Ltd	3,986
15,300		Ono Pharmaceutical Co Ltd	844
22,881		Orion Oyj (Class B)	454
36,000		Perrigo Co	1,144
2,967,551		Pfizer, Inc	51,843
172,394		Potash Corp of Saskatchewan	39,995
168,646		PPG Industries, Inc	9,675
128,731		Praxair, Inc	12,132
1,330,611		Procter & Gamble Co	80,914
630,000	v	PTT Chemical PCL	1,983
302,434		Ranbaxy Laboratories Ltd	3,677
693,422		Reckitt Benckiser Group plc	35,024
514,077		Roche Holding AG.	92,417
97,789		Rohm & Haas Co	4,541
272,221		Sanofi-Aventis	18,089
13,065		Santen Pharmaceutical Co Ltd	328
699,324		Schering-Plough Corp	13,770
80,355	e	Sherwin-Williams Co	3,691
246,447		Shin-Etsu Chemical Co Ltd	15,293

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
52,073		Shionogi & Co Ltd	$1,031
146,436		Shire Ltd	2,394
58,148		Shiseido Co Ltd	1,333
199,826		Showa Denko KK	531
121,785		Sigma-Aldrich Corp	6,559
8,949,585	e	Sinochem Hong Kong Holding Ltd	6,952
16,404	e	Solvay S.A.	2,137
500,000		SSL International plc	4,434
268,982		Sumitomo Chemical Co Ltd	1,695
27,925		Syngenta AG.	9,047
25,154		Taisho Pharmaceutical Co Ltd	468
200,000		Taiwan Fertilizer Co Ltd	750
49,897	e	Taiyo Nippon Sanso Corp	416
201,297		Takeda Pharmaceutical Co Ltd	10,238
37,895		Tanabe Seiyaku Co Ltd	495
175,100		Tenma Corp	2,717
767,450		Teva Pharmaceutical Industries Ltd (ADR)	35,149
390,000	e*	Theravance, Inc	4,629
576,500	e	Tokai Carbon Co Ltd	5,881
36,693	e	Tokuyama Corp	273
226,521	e	Toray Industries, Inc	1,216
84,647		Tosoh Corp	347
169,260	e	UBE Industries Ltd	600
29,403		UCB S.A.	1,085
49,778		Uralkali (GDR)	3,591
168,800	g,v	Uralkali (GDR)	12,272
48,204	*	Vertex Pharmaceuticals, Inc	1,613
4,179		Wacker Chemie AG.	873
83,000	e*	Warner Chilcott Ltd (Class A)	1,407
708,834		Wyeth	33,996
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,589,421

COAL MINING - 0.31%
7,000	*	Alpha Natural Resources, Inc	730
38,551	e	Arch Coal, Inc	2,892
2,902,000		China Coal Energy Co	5,084
49,198		Consol Energy, Inc	5,528
71,923		Fording Canadian Coal Trust	6,877
355,691		Gloucester Coal Ltd	4,406
196,756		Peabody Energy Corp	17,324
2,600,000		PT Bumi Resources Tbk	2,320
42,000	e	Sasol Ltd (ADR)	2,475
		TOTAL COAL MINING	47,636

COMMUNICATIONS - 5.17%
653,089	v	Advanced Info Service PCL	1,808
162,198	*	American Tower Corp (Class A)	6,853
2,913,640		AT&T, Inc	98,161
129,397	e	BCE, Inc	4,511
103,243		Belgacom S.A.	4,429
37,600	e	Brasil Telecom Participacoes S.A. (ADR)	2,759
303,752		British Sky Broadcasting plc	2,847
6,575,063		BT Group plc	26,048
660,981		Cable & Wireless plc	1,976
83,444	e*	Cablevision Systems Corp (Class A)	1,886
110,088	e	Carphone Warehouse Group plc	433

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
314,500	e	China Mobile Hong Kong Ltd	$4,221
2,353,000	*	Chunghwa Telecom Co Ltd	6,055
250,000	e*	Citizens Communications Co	2,835
170,908	e	Clear Channel Communications, Inc	6,016
1,168,352		Comcast Corp (Class A)	22,164
113,307		Comcast Corp (Special Class A)	2,126
127,211	*	Crown Castle International Corp	4,927
2,498,459		Deutsche Telekom AG.	40,950
453,200		Digi.Com BHD	3,319
588,245	*	DIRECTV Group, Inc	15,241
293,438	*	DISH Network Corp (Class A)	8,592
20,000		Egyptian Co for Mobile Services	606
39,708		Elisa Oyj	829
56,818		Embarq Corp	2,686
12,131		Eutelsat Communications	337
1,827,835		Far EasTone Telecommunications Co Ltd	2,904
769,057	e	France Telecom S.A.	22,554
107		Fuji Television Network, Inc	162
26,564	e	Gestevision Telecinco S.A.	338
116,470		Globe Telecom, Inc	3,056
75,887		Hellenic Telecommunications Organization S.A.	1,912
3,968	e	Hikari Tsushin, Inc	131
239,195	e*	Hutchison Telecommunications International Ltd	339
75,209	*	IAC/InterActiveCorp	1,450
61		Intracom S.A.	-	^
900,345		ITV plc	797
404		Jupiter Telecommunications Co	313
1,463		KDDI Corp	9,052
360,251	e*	Level 3 Communications, Inc	1,063
68,332	e*	Liberty Global, Inc (Class A)	2,148
19,784	e*	Liberty Global, Inc (Series C)	601
44,000	*	Liberty Media Corp - Capital (Series A)	634
355,124	*	Liberty Media Corp - Entertainment (Series A)	8,605
159,926	*	Liberty Media Holding Corp (Interactive A)	2,361
16,830	e	M6-Metropole Television	362
203,400	e	Manitoba Telecom Services Inc	7,981
211,798	e	Mediaset S.p.A.	1,393
55,468	e*	MetroPCS Communications, Inc	982
8,176		Mobistar S.A.	660
14,116	e	Modern Times Group AB (B Shares)	826
62,210	*	NII Holdings, Inc	2,954
4,564		Nippon Telegraph & Telephone Corp	22,520
2,753		NTT DoCoMo, Inc	4,038
18,930,985	*	Paxys, Inc	1,470
110,325		Philippine Long Distance Telephone Co (ADR)	5,894
178,507	e	Portugal Telecom SGPS S.A.	2,019
53,137	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	441
578,768	e	Qwest Communications International, Inc	2,275
243,119	e	Rogers Communications, Inc (Class B)	9,432
1,650,559		Royal KPN NV	28,219
79,133		SES Global S.A.	1,999
509,610		Seven Network Ltd	3,684
169,273		Shaw Communications, Inc (B Shares)	3,456
4,005,508		Singapore Telecommunications Ltd	10,678
32,440	e	Societe Television Francaise 1	540
850,000	*	SONAECOM - SGPS S.A.	2,824

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,342,461		Sprint Nextel Corp	$12,753
1,427,000		StarHub Ltd	2,995
6,083		Swisscom AG.	2,026
2,962,056		Taiwan Mobile Co Ltd	5,502
116,000		Tele Norte Leste Participacoes S.A.(ADR)	2,890
82,986	e	Tele2 AB (B Shares)	1,614
296,521	e	Telecom Corp of New Zealand Ltd	806
2,697,160		Telecom Italia S.p.A.	5,395
1,628,647		Telecom Italia S.p.A.	2,629
1,555,087		Telefonica S.A.	41,153
678,680		Telekom Austria AG.	14,706
316,583	e	Telenor ASA	5,943
763		Telephone & Data Systems, Inc	34
48,250		Telephone & Data Systems, Inc	2,281
43,177		Television Broadcasts Ltd	249
10,777,265	e	TeliaSonera AB	79,676
1,434,898		Telstra Corp Ltd	5,831
28,170		TELUS Corp	1,184
73,270		TELUS Corp (Non-Vote)	2,981
146,745	e*	Time Warner Cable, Inc (Class A)	3,886
6,700		Tokyo Broadcasting System, Inc	127
22,500,520	v*	True Corp PCL	2,696
1,461,342		Verizon Communications, Inc	51,732
55,000		Vimpel-Communications (ADR)	1,632
313,036		Vivendi Universal S.A.	11,803
20,760,103		Vodafone Group plc	61,166
639,032		Vodafone Group plc (ADR)	18,826
127,691	e	Windstream Corp	1,576
77,767	e*	XM Satellite Radio Holdings, Inc (Class A)	610
397,952		ZEE Telefilms Ltd	1,852
		TOTAL COMMUNICATIONS	792,236

DEPOSITORY INSTITUTIONS - 9.11%
60,083		77 Bank Ltd	378
76,722		Alliance & Leicester plc	448
237,306		Allied Irish Banks plc	3,657
143,784		Alpha Bank S.A.	4,353
10,731,560		AMMB Holdings BHD	10,466
198,785		Anglo Irish Bank Corp plc	1,854
24,000		Aozora Bank Ltd	55
32,143	e	Associated Banc-Corp	620
712,326		Australia & New Zealand Banking Group Ltd	12,802
97,547	e	Banca Carige S.p.A.	343
2,046,829		Banca Intesa S.p.A.	11,636
248,325		Banca Intesa S.p.A.	1,280
423,377	e	Banca Monte dei Paschi di Siena S.p.A.	1,193
113,580		Banca Popolare di Milano	1,060
164,504	e	Banche Popolari Unite Scpa	3,844
1,524,666	e	Banco Bilbao Vizcaya Argentaria S.A.	29,051
27,055		Banco Bilbao Vizcaya Argentaria S.A. (ADR)	513
670,941	e	Banco BPI S.A.	2,768
180,000		Banco Bradesco S.A. (ADR)	3,683
656,658	e	Banco Comercial Portugues S.A.	1,416
3,299,993		Banco de Oro Universal Bank	3,153
240,720	e	Banco de Sabadell S.A.	2,029
89,000		Banco do Brasil S.A.	1,452

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
61,918	e	Banco Espirito Santo S.A.	$963
172,754		Banco Popolare Scarl	3,052
211,234	e	Banco Popular Espanol S.A.	2,911
6,122,210		Banco Santander Central Hispano S.A.	111,694
1,903,936		Bank of America Corp	45,447
3,690,842		Bank of Ayudhya PCL	2,479
1,415,704		Bank of East Asia Ltd	7,697
204,000		Bank of India	1,036
256,456		Bank of Ireland	2,212
50,039		Bank of Kyoto Ltd	523
243,049	e	Bank of Montreal	10,130
802,632		Bank of New York Mellon Corp	30,364
480,427	e	Bank of Nova Scotia	21,988
55,609		Bank of Okinawa Ltd	1,992
150,000	e	Bank of the Ryukyus Ltd	1,465
212,150		Bank of Yokohama Ltd	1,467
67,865	e	Bankinter S.A.	770
1,242,851	v*	Barclays plc	235
6,397,475		Barclays plc	36,296
199,589	e	BB&T Corp	4,545
41,902	e	Bendigo Bank Ltd	439
664,552		BNP Paribas	59,821
616,448		BOC Hong Kong Holdings Ltd	1,634
185,232	e	Canadian Imperial Bank of Commerce/Canada	10,191
2,207,000		Cathay Financial Holding Co Ltd	4,794
133,635	e	Chiba Bank Ltd	938
6,000		Chugoku Bank Ltd	87
21,000		CITIC International Financial Holdings Ltd	16
2,393,505		Citigroup, Inc	40,115
40,647	e	Comerica, Inc	1,042
210,939		Commerzbank AG.	6,267
205,882	e	Commonwealth Bank of Australia	7,939
32,000		Credicorp Ltd	2,628
237,976	e	Credit Agricole S.A.	4,831
121,330		Danske Bank AS	3,494
658,552		DBS Group Holdings Ltd	9,162
134,853		Deutsche Bank AG.	11,641
141,965	e	Dexia	2,260
197,864		DNB NOR Holding ASA	2,514
84,137		EFG Eurobank Ergasias S.A.	2,003
6,248	e	EFG International	170
51,145	e	Erste Bank der Oesterreichischen Sparkassen AG.	3,163
128,180		Fifth Third Bancorp	1,305
558,535		Fortis	8,872
8,236,365		Fuhwa Financial Holdings Co Ltd	5,757
136,489		Fukuoka Financial Group, Inc	617
67,160		Gunma Bank Ltd	448
71,000		Hachijuni Bank Ltd	461
120,193		Hang Seng Bank Ltd	2,538
20,897		HDFC Bank Ltd	489
88,000		Hiroshima Bank Ltd	392
208,763		Hokuhoku Financial Group, Inc	606
5,611,662		HSBC Holdings plc	86,406
447,622		Hudson City Bancorp, Inc	7,466
95,887	e	Huntington Bancshares, Inc	553
28,441	e	ICICI Bank Ltd (ADR)	818

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				VALUE
SHARES				(000)
506,302	e		ING Groep NV	$16,008
107,228			Investec plc	653
38,000			Iyo Bank Ltd	445
118,338	e		Joyo Bank Ltd	576
2,318,435			JPMorgan Chase & Co	79,546
310,537			Julius Baer Holding AG.	20,826
14,386		*	Jyske Bank	856
300,000			Karnataka Bank Ltd	965
1,486,200			Kasikornbank PCL	3,161
1,206,331			Kasikornbank PCL	2,600
224,009	e		Keycorp	2,460
20,217			Kookmin Bank	1,188
1,513,820			Lloyds TSB Group plc	9,288
25,624	e		M&T Bank Corp	1,808
61,631	e		Marshall & Ilsley Corp	945
137,954	e		Mediobanca S.p.A.	2,338
1,728,863			Mitsubishi UFJ Financial Group, Inc	15,279
132,750			Mitsui Trust Holdings, Inc	791
6,635			Mizuho Financial Group, Inc	30,872
60,000	e		Mizuho Trust & Banking Co Ltd	103
257,501	e		National Australia Bank Ltd	6,538
78,557			National Bank Of Canada	3,901
187,919			National Bank of Greece S.A.	8,458
682,486	e		National City Corp	3,255
111,635	e		Natixis	1,229
80,097	e		New York Community Bancorp, Inc	1,429
120,045	e		Nishi-Nippon City Bank Ltd	358
556,860			Nordea Bank AB	7,630
71,792			Northern Trust Corp	4,923
25,528			OKO Bank (Class A)	441
486,614			Oversea-Chinese Banking Corp	2,931
120,378			People's United Financial, Inc	1,878
132,212			Piraeus Bank S.A.	3,598
125,485			PNC Financial Services Group, Inc	7,165
3,097,500			PT Bank Mandiri Persero Tbk	876
13,276	e		Raiffeisen International Bank Holding AG.	1,687
187,156	e		Regions Financial Corp	2,042
874	e		Resona Holdings, Inc	1,342
688,060	e		Royal Bank of Canada	30,925
11,555,417			Royal Bank of Scotland Group plc	49,193
55,716			Royal Bank of Scotland Group plc	237
54			Sapporo Hokuyo Holdings, Inc	365
90,320	e		Shinsei Bank Ltd	310
101,727	e		Shizuoka Bank Ltd	1,040
1,660,800			Siam Commercial Bank PCL	3,850
1,500,000			SinoPac Financial Holdings Co Ltd	649
123,971			Skandinaviska Enskilda Banken AB (Class A)	2,287
512,855	e		Societe Generale	44,464
126,318	e		Sovereign Bancorp, Inc	930
84,059	e		St George Bank Ltd	2,187
368,436			Standard Chartered plc	10,434
206,027			State Street Corp	13,184
3,476	e		Sumitomo Mitsui Financial Group, Inc	26,140
220,488	e		Sumitomo Trust & Banking Co Ltd	1,540
161,577			SunTrust Banks, Inc	5,852
385,738	e		Suruga Bank Ltd	5,022

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
123,206		Svenska Handelsbanken (A Shares)	$2,919
94,456	e	Swedbank AB (A Shares)	1,815
16,500	e	Sydbank AS	627
50,000	e	Synovus Financial Corp	437
230,313	e	TCF Financial Corp	2,771
388,748	e	Toronto-Dominion Bank	24,495
2,187,806	*	UBS AG.	45,590
10,600		Unibanco - Uniao de Bancos Brasileiros S.A (GDR)	1,345
12,838,119		UniCredito Italiano S.p.A	78,092
90,186		UnionBanCal Corp	3,645
233,741		United Overseas Bank Ltd	3,209
1,059,824		US Bancorp	29,558
828,247		Wachovia Corp	12,863
322,002	e	Washington Mutual, Inc	1,587
1,727,074		Wells Fargo & Co	41,018
487,997		Western Union Co	12,063
296,070		Westpac Banking Corp	5,687
29,626		Wing Hang Bank Ltd	392
33,000		Yamaguchi Financial Group, Inc	457
39,479	e	Zions Bancorporation	1,243
		TOTAL DEPOSITORY INSTITUTIONS	1,396,008

EATING AND DRINKING PLACES - 1.24%
26,363	e	Autogrill S.p.A.	315
15,782,715		Compass Group plc	118,717
522,218	e	Darden Restaurants, Inc	16,680
140,274		Enterprise Inns plc	1,129
640,599		McDonald's Corp	36,014
110,667		Mitchells & Butlers plc	449
48,839		Onex Corp	1,438
72,039		Punch Taverns plc	448
26,379		Sodexho Alliance S.A.	1,726
197,886	*	Starbucks Corp	3,115
50,109		Tim Hortons, Inc	1,438
52,750		Whitbread plc	1,286
210,670		Yum! Brands, Inc	7,392
		TOTAL EATING AND DRINKING PLACES	190,147

EDUCATIONAL SERVICES - 0.03%
53,030	*	Apollo Group, Inc (Class A)	2,347
12,282		Benesse Corp	497
124,788		CAE, Inc	1,410
		TOTAL EDUCATIONAL SERVICES	4,254

ELECTRIC, GAS, AND SANITARY SERVICES - 4.98%
245,610		A2A S.p.A.	897
242,005	*	AES Corp	4,649
71,211		AGL Energy Ltd	975
52,510		Allegheny Energy, Inc	2,631
30,734		Alliant Energy Corp	1,053
210,800	*	Allied Waste Industries, Inc	2,660
55,288		Ameren Corp	2,335
167,231		American Electric Power Co, Inc	6,728
195,000		American Water Works Co, Inc	4,325
35,915		Aqua America, Inc	574
2,188,305		British Energy Group plc	30,785

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
21,356	e	Caltex Australia Ltd	$267
23,546		Canadian Utilities Ltd	1,016
112,933		Centerpoint Energy, Inc	1,813
995,694		Centrica plc	6,124
20,000		CEZ	1,776
113,161		Chubu Electric Power Co, Inc	2,764
44,000		Chugoku Electric Power Co, Inc	939
312,521		CLP Holdings Ltd	2,680
50,000	e	Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	2,558
72,334	e	Consolidated Edison, Inc	2,828
170,709		Constellation Energy Group, Inc	14,015
45,009		Contact Energy Ltd	274
211,990		Dominion Resources, Inc	10,067
75,231		DTE Energy Co	3,193
1,448,974		DUET Group	3,594
391,600		Duke Energy Corp	6,806
133,892	*	Dynegy, Inc (Class A)	1,145
478,993	e	E.ON AG.	96,538
166,792		Edison International	8,570
325,431		El Paso Corp	7,075
22,939	e	Electric Power Development Co	852
387,946		Electricite de France	36,750
45,626		Enagas	1,288
170,419	e	Enbridge, Inc	7,364
1,150,653		Enel S.p.A.	10,916
58,092		Energen Corp	4,533
492,829		Energias de Portugal S.A.	2,563
43,508		Energy East Corp	1,076
72,052		Entergy Corp	8,681
614,602		Exelon Corp	55,290
3,704,702		First Philippine Holdings Corp	1,833
280,577		FirstEnergy Corp	23,100
76,513		Fortis Inc	2,038
342,757		Fortum Oyj	17,349
255,752		FPL Group, Inc	16,772
31,064		Gas Natural SDG S.A.	1,804
52,472	e*	Gaz de France	3,360
32,403		Hokkaido Electric Power Co, Inc	660
27,900	e	Hokuriku Electric Power Co	664
653,515	e	Hong Kong & China Gas Ltd	1,555
231,864		Hong Kong Electric Holdings Ltd	1,387
503,682	*	Iberdrola Renovables	3,880
929,650	e	Iberdrola S.A.	12,386
400,410		International Power plc	3,430
131,253		Kansai Electric Power Co, Inc	3,075
67,060		Kyushu Electric Power Co, Inc	1,403
44,388		MDU Resources Group, Inc	1,547
113,316	e*	Mirant Corp	4,436
671,531		National Grid plc	8,803
73,833		NiSource, Inc	1,323
196,717	*	NRG Energy, Inc	8,439
188,000	e*	Ocean Power Technologies, Inc	1,692
20,692	e	Oest Elektrizitatswirts AG. (Class A)	1,848
25,336		Oneok, Inc	1,237
355,125		Osaka Gas Co Ltd	1,303
70,729		Pepco Holdings, Inc	1,814

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
129,231	e	PG&E Corp	$5,129
27,614		Pinnacle West Capital Corp	850
271,702		PPL Corp	14,202
66,590		Progress Energy, Inc	2,785
1,628,000		PT Perusahaan Gas Negara	2,300
487,372		Public Service Enterprise Group, Inc	22,385
10,762	e	Puma AG. Rudolf Dassler Sport	3,604
293,046		Questar Corp	20,818
29,673		Red Electrica de Espana	1,926
168,620	*	Reliant Energy, Inc	3,587
182,209		Republic Services, Inc	5,412
222,418		RWE AG.	28,082
29,803		SCANA Corp	1,103
231,652		Scottish & Southern Energy plc	6,455
124,772		Sempra Energy	7,043
64,237		Severn Trent plc	1,635
29,700	e	Shikoku Electric Power Co, Inc	817
212,911	e	Snam Rete Gas S.p.A.	1,451
2,708,364		Sojitz Holdings Corp	9,035
203,364		Southern Co	7,101
1,132,256		Suez S.A.	76,753
19,000	e	Toho Gas Co Ltd	104
75,563		Tohoku Electric Power Co, Inc	1,646
207,428		Tokyo Electric Power Co, Inc	5,341
404,838		Tokyo Gas Co Ltd	1,636
99,428		TransAlta Corp	3,594
343,679	e*	Union Fenosa S.A.	19,972
234,785	*	United Utilities plc	3,195
95,485		Veolia Environnement	5,331
213,646		Williams Cos, Inc	8,612
31,541		Wisconsin Energy Corp	1,426
113,924	e	Xcel Energy, Inc	2,286
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	763,721

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.13%
807,233		ABB Ltd	22,849
157,801	e*	Advanced Micro Devices, Inc	920
27,742	e	Advantest Corp	585
623,766	e	Alcatel S.A.	3,766
30,914	e	Alps Electric Co Ltd	320
145,455		Altera Corp	3,011
95,589		Amphenol Corp (Class A)	4,290
110,260		Analog Devices, Inc	3,503
478,055	*	Apple Computer, Inc	80,046
1,620,653		Asustek Computer, Inc	4,402
81,000	e	AU Optronics Corp (ADR)	1,283
40,548	*	Avnet, Inc	1,106
169,602	*	Broadcom Corp (Class A)	4,628
200,000	*	Celestica, Inc	1,686
3,259,705	*	Cisco Systems, Inc	75,821
169,684		Cooper Industries Ltd (Class A)	6,703
61,000	e*	Cree, Inc	1,391
54,456		Eaton Corp	4,627
89,675	*	Energizer Holdings, Inc	6,554
791,471	e	Ericsson (LM) (B Shares)	8,230
290,000	*	Fairchild Semiconductor International, Inc	3,402

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
34,213	*	First Solar, Inc	$9,334
221,220	*	Flextronics International Ltd	2,079
351,728	e*	Foxconn International Holdings Ltd	341
98,822	e	Fuji Electric Holdings Co Ltd	349
45,945		Gamesa Corp Tecnologica S.A.	2,249
39,001	*	Gemalto NV	1,415
892,231		Geodesic Information Systems Ltd	3,437
466,071	*	GVK Power & Infrastructure Ltd	374
150,700	e	Hamamatsu Photonics KK	3,921
42,051		Harris Corp	2,123
5,663	e	Hirose Electric Co Ltd	569
18,252		Hitachi Chemical Co Ltd	377
12,100		Hitachi High-Technologies Corp	281
574,548	e	Hitachi Ltd	4,138
1,141,720		Hon Hai Precision Industry Co, Ltd	5,615
524,181		Honeywell International, Inc	26,356
70,531	e	Hoya Corp	1,634
66,408	e	Ibiden Co Ltd	2,418
1,142,535	*	Infineon Technologies AG.	9,917
350,000	*	Infineon Technologies AG. (ADR)	2,986
2,906,240		Intel Corp	62,426
36,654		Intersil Corp (Class A)	891
58,131	e*	JDS Uniphase Corp	660
363,423		Koninklijke Philips Electronics NV	12,307
27,738		Kyocera Corp	2,617
141,046		L-3 Communications Holdings, Inc	12,817
7,813	e	Legrand S.A.	197
24,000		LG Electronics, Inc	2,714
98,324	e	Linear Technology Corp	3,202
260,853	*	LSI Logic Corp	1,602
4,930	e	Mabuchi Motor Co Ltd	268
730,755	*	Marvell Technology Group Ltd	12,905
312,982		Matsushita Electric Industrial Co Ltd	6,696
65,956		Matsushita Electric Works Ltd	673
1,409,000		Maxim Integrated Products, Inc	29,800
175,719	*	MEMC Electronic Materials, Inc	10,814
50,420	e	Microchip Technology, Inc	1,540
488,274	*	Micron Technology, Inc	2,930
18,365		Millicom International Cellular S.A.	1,891
745,900		Minebea Co Ltd	4,266
1,827,661		Mitsubishi Electric Corp	19,768
13,741	e	Mitsumi Electric Co Ltd	306
683,263		Motorola, Inc	5,015
36,456		Murata Manufacturing Co Ltd	1,720
404,445		National Semiconductor Corp	8,307
6,217	e*	NEC Electronics Corp	155
588,494	*	NetApp, Inc	12,747
1,761	v	Neuf Cegetel	100
28,988	e	NGK Spark Plug Co Ltd	334
18,606	e	Nidec Corp	1,239
28,177		Nitto Denko Corp	1,083
1,768,115		Nokia Oyj	43,218
215,217	e*	Nortel Networks Corp	1,762
425,333	*	Nvidia Corp	7,962
37,811		Omron Corp	816
43,000		Origin Electric Co Ltd	254

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
27,291	e	Pioneer Corp	$220
33,397	e*	Q-Cells AG.	3,383
60,000	*	QLogic Corp	875
971,054		Qualcomm, Inc	43,086
119,000		RadioShack Corp	1,460
145,833	e*	Renewable Energy Corp AS	3,765
245,370	*	Research In Motion Ltd	28,801
114,595		Ricoh Co Ltd	2,074
17,244		Rohm Co Ltd	996
12,545		Samsung Electronics Co Ltd	7,495
282,755	e*	Sanyo Electric Co Ltd	657
204,507	*	SGL Carbon AG.	14,337
170,803	e	Sharp Corp	2,784
11,700		Shinko Electric Industries	145
383,313	e*	Sirius Satellite Radio, Inc	736
222,234		Smiths Group plc	4,788
441,288		Sony Corp	19,343
26,535		Stanley Electric Co Ltd	643
184,270	e	STMicroelectronics NV	1,906
18,876		Sumco Corp	418
10,242	e*	Sunpower Corp (Class A)	737
2,743,000		Taiwan Semiconductor Manufacturing Co Ltd	5,828
425,000		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4,637
71,066		TDK Corp	4,252
324,675	e	Terna Rete Elettrica Nazionale S.p.A.	1,372
565,139		Texas Instruments, Inc	15,914
11,500		Toyota Boshoku Corp	308
214,016		Tyco Electronics Ltd	7,666
274,784		Ushio, Inc	4,500
38,159	e	Venture Corp Ltd	276
21,229	e	Whirlpool Corp	1,310
79,029		Xilinx, Inc	1,995
37,384		Yaskawa Electric Corp	367
825,000		ZTE Corp	3,970
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	786,082

ENGINEERING AND MANAGEMENT SERVICES - 0.52%
36,067		Aeroplan Income Fund Groupe Aeroplan Inc	610
36,417	e*	Amylin Pharmaceuticals, Inc	925
37,163	e	Cap Gemini S.A.	2,179
161,399		Capita Group plc	2,202
139,996	*	Celgene Corp	8,942
57,079		Fluor Corp	10,621
15,714		Fugro NV	1,338
38,300	*	Hewitt Associates, Inc (Class A)	1,468
44,532	*	Jacobs Engineering Group, Inc	3,594
409,042		JGC Corp	8,055
45,605		KBR, Inc	1,592
79,992	*	McDermott International, Inc	4,951
81,909	e	Moody's Corp	2,821
91,156		Paychex, Inc	2,851
43,808	e	Quest Diagnostics, Inc	2,123
1,158,811		SembCorp Industries Ltd	3,557
126,467		Serco Group plc	1,122
87,000	*	Shaw Group, Inc	5,376
74,357		SNC-Lavalin Group Inc	4,085

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
13,141		Strabag SE	$1,021
110,000	*	URS Corp	4,617
166,404		WorleyParsons Ltd	6,029
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	80,079

FABRICATED METAL PRODUCTS - 0.38%
145,974		Amcor Ltd	707
24,790		Ball Corp	1,183
125,000		Commercial Metals Co	4,713
635,000	*	Crown Holdings, Inc	16,504
11,009	e	Geberit AG.	1,616
6,000	e	Hitachi Metals Ltd	99
308,346		Illinois Tool Works, Inc	14,650
47,839		JS Group Corp	762
100,869		Parker Hannifin Corp	7,194
25,796	e	Pentair, Inc	903
170,648		Rexam plc	1,311
80,000		Snap-On, Inc	4,161
48,893	e	Ssab Svenskt Stal AB (Series A)	1,568
22,194	e	Ssab Svenskt Stal AB (Series B)	627
38,713		Stanley Works	1,736
28,667		Toyo Seikan Kaisha Ltd	506
		TOTAL FABRICATED METAL PRODUCTS	58,240

FISHING, HUNTING, AND TRAPPING - 0.00% **
1,425	e*	Lighthouse Caledonia ASA	2
		TOTAL FISHING, HUNTING, AND TRAPPING	2

FOOD AND KINDRED PRODUCTS - 3.62%
118,337		Ajinomoto Co, Inc	1,121
341,186		Anheuser-Busch Cos, Inc	21,194
667,513		Archer Daniels Midland Co	22,529
734,197	e	Asahi Breweries Ltd	13,725
91,253		Associated British Foods plc	1,375
44,052	e	Bunge Ltd	4,744
78		C&C Group plc	-	^
361,680		Cadbury plc	4,537
83,900		Campbell Soup Co	2,807
231,327	e	Carlsberg AS (Class B)	22,284
9,398	*	CJ CheilJedang Corp	2,457
43,092		Coca Cola Hellenic Bottling Co S.A.	1,172
84,356		Coca-Cola Amatil Ltd	567
1,046,114		Coca-Cola Co	54,377
266,194		Coca-Cola Enterprises, Inc	4,605
254,671	e	Coca-Cola West Japan Co Ltd	5,943
179,776		ConAgra Foods, Inc	3,466
64,480	*	Constellation Brands, Inc (Class A)	1,281
158,397	e	CSR Ltd	372
683,765		Diageo plc	12,527
67,758	*	Dr Pepper Snapple Group, Inc	1,422
390	e	Ebro Puleva S.A.	7
164,442		General Mills, Inc	9,993
725,000	e	Golden Agri-Resources Ltd	479
364,622	e	Groupe Danone	25,514
116,875		H.J. Heinz Co	5,592
16,919	e*	Hansen Natural Corp	488

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
67,195	e	Heineken NV	$3,422
76,639	e	Hershey Co	2,512
20,166		Hormel Foods Corp	698
49,785		InBev NV	3,442
10,337	e	Ito En Ltd	163
285,175		J Sainsbury plc	1,800
14,766,876		JG Summit Holdings	2,895
53,494		Kaneka Corp	364
123,739		Kellogg Co	5,942
37,476		Kerry Group plc (Class A)	1,106
383,902	e	Kirin Brewery Co Ltd	6,003
798,658		Kraft Foods, Inc (Class A)	22,722
183	e	Lindt & Spruengli AG.	504
46,664	e	Lion Nathan Ltd	382
31,640		McCormick & Co, Inc	1,128
45,630	e	Meiji Dairies Corp	234
64,705		Molson Coors Brewing Co (Class B)	3,515
2,869,020		Nestle S.A.	129,640
32,357	e	Nippon Meat Packers, Inc	438
133,589	e	Nisshin Seifun Group, Inc	1,679
15,471	e	Nissin Food Products Co Ltd	519
125,298	e	Olam International Ltd	224
433,326		Parmalat S.p.A.	1,127
75,414		Pepsi Bottling Group, Inc	2,106
1,099,742		PepsiCo, Inc	69,933
43,999	e	Pernod-Ricard S.A.	4,490
4,705,884	e	Petra Foods Ltd	3,407
126,195		Reynolds American, Inc	5,890
116,335		Sampo Oyj (A Shares)	2,922
306,855	e	Sapporo Holdings Ltd	2,148
70,855		Saputo Inc	2,025
192,507		Sara Lee Corp	2,358
130,204		Swire Pacific Ltd (Class A)	1,333
132,040		Tate & Lyle plc	1,040
14,099	e	Toyo Suisan Kaisha Ltd	319
72,675		Tyson Foods, Inc (Class A)	1,086
1,104,239		Unilever plc	31,374
1,104,000	e	Wilmar International Ltd	4,102
53,748		Wrigley (Wm.) Jr Co	4,181
18,226	e	Yakult Honsha Co Ltd	513
17,918		Yamazaki Baking Co Ltd	197
		TOTAL FOOD AND KINDRED PRODUCTS	554,461

FOOD STORES - 0.91%
67,302		Alimentation Couche Tard Inc	903
215,128	e	Carrefour S.A.	12,126
4,451	*	Colruyt S.A.	1,173
24,678		Delhaize Group	1,653
10,455		FamilyMart Co Ltd	428
25,388		George Weston Ltd	1,173
181,469	e	Goodman Fielder Ltd	245
18,145		Kesko Oyj (B Shares)	584
417,406		Koninklijke Ahold NV	5,596
679,957		Kroger Co	19,630
119,990	e	Lawson, Inc	5,846
54,278	e	Loblaw Cos Ltd	1,619

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
200,125		Safeway, Inc	$5,714
139,736	e	Seven & I Holdings Co Ltd	4,001
450,000		Shoprite Holdings Ltd	2,265
199,810		Sonae SPGS S.A.	239
56,762	*	Supervalu, Inc	1,753
2,500,000	*	Taiwan TEA Corp	1,267
8,140,471		Tesco plc	59,542
9,771,000		Want Want China Holdings Ltd	3,759
37,184	e	Whole Foods Market, Inc	881
632,905		WM Morrison Supermarkets plc	3,336
229,972		Woolworths Ltd	5,389
		TOTAL FOOD STORES	139,122

FORESTRY - 0.11%
327,828		Weyerhaeuser Co	16,765
		TOTAL FORESTRY	16,765

FURNITURE AND FIXTURES - 0.10%
215,005		Johnson Controls, Inc	6,166
64,364	e	Leggett & Platt, Inc	1,079
441,475		Masco Corp	6,944
8,860		Neopost S.A.	934
		TOTAL FURNITURE AND FIXTURES	15,123

FURNITURE AND HOME FURNISHINGS STORES - 0.10%
71,964	*	Bed Bath & Beyond, Inc	2,022
46,957	*	GameStop Corp (Class A)	1,897
472,438		Harvey Norman Holdings Ltd	1,398
217,923	e	JB Hi-Fi Ltd	2,184
14,915	e*	Mohawk Industries, Inc	956
6,223		Nitori Co Ltd	320
25,526	e	Williams-Sonoma, Inc	506
82,281	e	Yamada Denki Co Ltd	5,862
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	15,145

GENERAL BUILDING CONTRACTORS - 0.47%
444,490		Amec plc	7,833
117,530		Balfour Beatty plc	989
23,583		Berkeley Group Holdings plc	318
9,923		Bilfinger Berger AG.	860
70,348	e	Centex Corp	941
68,661		Cheung Kong Infrastructure Holdings Ltd	291
5,758		CRH plc	165
14,443	e	Daito Trust Construction Co Ltd	701
254,840		Daiwa House Industry Co Ltd	2,399
105,003	e	DR Horton, Inc	1,139
7,524	e	Eiffage S.A.	514
200,000		Farglory Land Development Co Ltd	623
81,607		Fletcher Building Ltd	395
2,447,905	e	Haseko Corp	3,275
11,417		Hochtief AG.	1,158
227,800		IJM Corp BHD	384
8,405	e	Imerys S.A.	607
158,104	e	Kajima Corp	553
59,110	e	Lend Lease Corp Ltd	542
80,042	e	Lennar Corp (Class A)	988

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
55,000	e	MDC Holdings, Inc	$2,148
8,400	*	NVR, Inc	4,201
107,977	e	Obayashi Corp	489
76,238	e	Persimmon plc	477
117,087		Pulte Homes, Inc	1,128
49,474	*	Puravankara Projects Ltd	204
85,000		Ryland Group, Inc	1,854
23,411	e	Sacyr Vallehermoso S.A.	715
79,271		Sekisui Chemical Co Ltd	541
86,826	e	Sekisui House Ltd	812
8,000,000		Shanghai Forte Land Co	2,282
103,452	e	Shimizu Corp	490
102,098		Skanska AB (B Shares)	1,456
178,486		Sobha Developers Ltd	1,164
169,136		Taisei Corp	403
294,464		Taylor Woodrow plc	361
15,955		Titan Cement Co S.A.	634
35,617	e*	Toll Brothers, Inc	667
410,925	e	Vinci S.A.	25,093
17,100		Walter Industries, Inc	1,860
34,782		YIT Oyj	869
		TOTAL GENERAL BUILDING CONTRACTORS	72,523

GENERAL MERCHANDISE STORES - 1.33%
109,401	e	Aeon Co Ltd	1,354
150,000	e*	Big Lots, Inc	4,686
61,800	e*	BJ's Wholesale Club, Inc	2,392
305,013		Costco Wholesale Corp	21,394
622,550	e*	Daiei, Inc	3,886
386,160		David Jones Ltd	1,041
52,327		Family Dollar Stores, Inc	1,043
1,285,000	e	Intime Department Store Group Co Ltd	709
313,538	e	Isetan Mitsukoshi Holdings Ltd	3,357
75,728	e	J Front Retailing Co Ltd	401
70,030		JC Penney Co, Inc	2,541
102,386	e	Keio Corp	518
286,914	e	Kintetsu Corp	900
478,562		Macy's, Inc	9,294
450,840		Marks & Spencer Group plc	2,932
50,809	e	Marui Co Ltd	396
2,485,830	*	New World Department Store China Ltd	2,193
20,797	e	PPR	2,296
52,162	e	Takashimaya Co Ltd	474
244,834		Target Corp	11,382
715,198		TJX Cos, Inc	22,507
143,521	e	Tobu Railway Co Ltd	680
1,144,351		Tokyu Corp	5,938
31,220		UNY Co Ltd	308
1,789,895		Wal-Mart Stores, Inc	100,592
		TOTAL GENERAL MERCHANDISE STORES	203,214

HEALTH SERVICES - 0.72%
44,999		AmerisourceBergen Corp	1,800
1,145,400	v	Bangkok Dusit Medical Service PCL	1,303
2,253,000	v	Bumrungrad Hospital PCL	2,379
106,522		Cigna Corp	3,770

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
7,006	e	Coloplast AS (Class B)	$609
17,295	*	Covance, Inc	1,488
41,352	*	Coventry Health Care, Inc	1,258
146,659	*	DaVita, Inc	7,792
91,181	*	Express Scripts, Inc	5,719
760,354	e	Fraser and Neave Ltd	2,537
51,431	e	Fresenius Medical Care AG.	2,834
46,451		Getinge AB (B Shares)	1,133
768,100	*	Healthsouth Corp	12,774
31,063	*	Laboratory Corp of America Holdings	2,163
52,000	*	Lincare Holdings, Inc	1,477
224,440		McKesson Corp	12,548
61,590		MDS, Inc	1,001
360,664	*	Medco Health Solutions, Inc	17,023
128,499	e	Mindray Medical International Ltd (ADR)	4,796
2,654,440	e	Parkway Holdings Ltd	4,529
27,934		Pharmaceutical Product Development, Inc	1,198
252,118	e	Ramsay Health Care Ltd	2,100
172,065		Sonic Healthcare Ltd	2,403
2,079		Straumann Holding AG.	497
333,306	*	WellPoint, Inc	15,885
		TOTAL HEALTH SERVICES	111,016

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.27%
70,972	e	Abertis Infraestructuras S.A.	1,679
51,751	e	ACS Actividades Cons y Servicios S.A.	2,590
42,000	e	Boskalis Westminster	2,233
365,749		Bouygues S.A.	24,131
13,549	e	Fomento de Construcciones y Contratas S.A.	802
34,576	*	Foster Wheeler Ltd	2,529
3,866,700		Gamuda BHD	2,773
17,678	e	Grupo Ferrovial S.A.	1,089
808,119	e	Transurban Group	3,285
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	41,111

HOLDING AND OTHER INVESTMENT OFFICES - 2.50%
107,661		3i Group plc	1,761
4,738,000		Allco Commercial Real Estate Investment Trust	2,652
45,238	e	Allied Capital Corp	628
26,565		AMB Property Corp	1,338
177,346		Annaly Mortgage Management, Inc	2,751
37,056	e	Apartment Investment & Management Co (Class A)	1,262
49,792		ARC Energy Trust	1,658
33,139	e	AvalonBay Communities, Inc	2,955
2,568	*	Berkshire Hathaway, Inc (Class B)	10,303
57,880	e	Boston Properties, Inc	5,222
240,168		Brookfield Asset Management, Inc	7,796
20,156	e	Camden Property Trust	892
159,698		CapitaCommercial Trust	225
171,430	e	CapitaMall Trust	378
218,310	e	CFS Gandel Retail Trust	387
95,628		CI Financial Income Fund	2,063
32,967	e	Developers Diversified Realty Corp	1,144
70,000	e	Douglas Emmett, Inc	1,538
40,820		Duke Realty Corp	916
159,584		Equity Residential	6,107

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
4,774		Eurazeo	$508
29,067	e	Federal Realty Investment Trust	2,006
400,000	e	Financial Select Sector SPDR Fund	8,104
79,784	e	General Growth Properties, Inc	2,795
2,850,880		Genting BHD	4,901
337,222		GPT Group	719
22,321		Groupe Bruxelles Lambert S.A.	2,647
477	e*	Groupe Bruxelles Lambert S.A.	-	^
97,625	e	HCP, Inc	3,105
28,243		Heineken Holding NV	1,293
186,322	e	Host Marriott Corp	2,543
113,446	*	Immoeast AG.	1,003
68,108	e	ING Industrial Fund	103
500,000	e	iShares MSCI Canada Index Fund	16,620
1,102,778	e	iShares MSCI EAFE Index Fund	75,761
2,726,149		iShares MSCI Japan Index Fund	34,022
7,000	e	iShares MSCI Pacific ex-Japan Index Fund	953
5,776	e	Jafco Co Ltd	198
102		Japan Prime Realty Investment Corp	302
70		Japan Real Estate Investment Corp	739
62		Japan Retail Fund Investment Corp	357
89,080	e	JFE Holdings, Inc	4,491
4,866		KBC Ancora	424
98,577	e	Kimco Realty Corp	3,403
2,490,100		KLCC Property Holdings BHD	2,077
5,580,000		KWG Property Holding Ltd	4,013
126,263		Land Securities Group plc	3,081
40,000		LG Corp	2,592
25,136	e	Liberty Property Trust	833
19,559	e	Macerich Co	1,215
109	e	Macquarie Communications Infrastructure Group	-	^
1,585,866	e	Macquarie Infrastructure Group	3,529
332,197	e	Macquarie Office Trust	248
170,080		Marfin Investment Group S.A	1,346
8,085	e	Nationale A Portefeuille	604
84	e	Nippon Building Fund, Inc	991
32,885		Nobel Biocare Holding AG.	1,069
2,470,050		Noble Group Ltd	4,323
557	e	Nomura Real Estate Office Fund, Inc	4,195
205	e	NTT Urban Development Corp	269
1,095,718	e	NWS Holdings Ltd	2,861
89,038	e	Plum Creek Timber Co, Inc	3,803
112,681		Prologis	6,124
64,733		Public Storage, Inc	5,230
3,431,000		Regal Real Estate Investment Trust	709
18,844		Regency Centers Corp	1,114
50,626		RioCan Real Estate Investment Trust	986
135,916		Simon Property Group, Inc	12,217
21,188		SL Green Realty Corp	1,753
7,532,000		SM Prime Holdings	1,172
614,329	e	SPDR Trust Series 1	78,622
48,000		Taubman Centers, Inc	2,335
1,067,100	*	TM International BHD	2,008
35,868	e	UDR, Inc	803
486,000	e*	Vantage Drilling Co	4,194
36,940		Ventas, Inc	1,573

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
151,605		Virgin Media, Inc	$2,063
55,513		Vornado Realty Trust	4,885
7,090	e	Wendel	718
225,875		Wharf Holdings Ltd	946
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	383,474

HOTELS AND OTHER LODGING PLACES - 0.62%
737,543	e	Accor S.A.	48,995
3,920,000	e	Banyan Tree Holdings Ltd	3,815
15,800	e	Choice Hotels International, Inc	419
73,321		Crown Ltd	652
2,939,304		Hongkong & Shanghai Hotels	4,447
1,313,772		Indian Hotels Co Ltd	2,371
78,346		Intercontinental Hotels Group plc	1,044
124,800		Kangwon Land, Inc	2,729
2,716,600		Landmarks BHD	1,225
38,347	e*	Las Vegas Sands Corp	1,819
75,727		Marriott International, Inc (Class A)	1,987
26,673	e*	MGM Mirage	904
15,692,156	v	Minor International PCL	6,589
501	e	NH Hoteles S.A.	7
60,000	e	Orient-Express Hotels Ltd (Class A)	2,606
2,134,977		Shangri-La Asia Ltd	5,002
175,261		Starwood Hotels & Resorts Worldwide, Inc	7,023
133,984		Thomas Cook Group plc	621
157,100		TUI Travel plc	638
84,965		United Overseas Land Ltd	212
47,691		Wyndham Worldwide Corp	854
16,160	e	Wynn Resorts Ltd	1,315
		TOTAL HOTELS AND OTHER LODGING PLACES	95,274

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.03%
32,858	*	AGCO Corp	1,722
100,676		Alfa Laval AB	1,555
391,219	e	Alstom RGPT	89,709
64,498		Amada Co Ltd	510
9,741		Andritz AG.	611
588,854		Applied Materials, Inc	11,241
32,458	e	ASM Pacific Technology	245
111,467	e	ASML Holding NV	2,728
177,761	e	Atlas Copco AB (A Shares)	2,600
106,564		Atlas Copco AB (B Shares)	1,409
17,865	e	Black & Decker Corp	1,027
791,155		Brambles Ltd	6,622
400,000	*	Brocade Communications Systems, Inc	3,296
37,200		Brother Industries Ltd	513
790,254	e	Canon, Inc	40,679
10,142		Cargotec Corp (B Shares)	351
41,940		Casio Computer Co Ltd	477
342,408		Caterpillar, Inc	25,277
59,676	e	Citizen Watch Co Ltd	455
135,839		Cummins, Inc	8,900
44,805	e	Daikin Industries Ltd	2,265
276,074		Deere & Co	19,913
888,324	*	Dell, Inc	19,437
89,239		Dover Corp	4,316

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
69,134	e	Electrolux AB (Series B)	$878
760,309	*	EMC Corp	11,169
32,653		Fanuc Ltd	3,193
20,220		Flowserve Corp	2,764
62,566	*	FMC Technologies, Inc	4,813
260,674		FUJIFILM Holdings Corp	8,979
27,200	*	Gardner Denver, Inc	1,545
531,997		GEA Group AG.	18,783
5,722,005		General Electric Co	152,720
1,487,334		Hewlett-Packard Co	65,755
17,722	e	Hitachi Construction Machinery Co Ltd	497
938		Husqvarna AB (A Shares)	8
73,528	e	Husqvarna AB (B Shares)	640
87,323		IMI plc	754
150,041		Ingersoll-Rand Co Ltd (Class A)	5,616
800,431		International Business Machines Corp	94,875
186,236		International Game Technology	4,652
233,114		Ishikawajima-Harima Heavy Industries Co Ltd	472
5,265		Itochu Techno-Science Corp	171
45,799		ITT Industries, Inc	2,900
63,000		Jabil Circuit, Inc	1,034
387,437	e	Japan Steel Works Ltd	7,536
39,372		Joy Global, Inc	2,986
48,000		KCI Konecranes Oyj	1,971
792,856		Komatsu Ltd	22,141
39,408		Kone Oyj (Class B)	1,378
176,342		Konica Minolta Holdings, Inc	2,987
187,546	e	Kubota Corp	1,348
100,000		Kumba Iron Ore Ltd	4,010
19,821	e	Kurita Water Industries Ltd	735
32,878	*	Lam Research Corp	1,189
104,200	*	Lexmark International, Inc (Class A)	3,483
46,562	*	Logitech International S.A.	1,245
20,771	e	Makita Corp	850
45,869		Manitowoc Co, Inc	1,492
173,789		Meggitt plc	733
2,328,506	e	Mitsubishi Heavy Industries Ltd	11,122
69,948	e	NTN Corp	466
11,192	e*	Ocean RIG ASA	99
24,000	e	Okuma Holdings, Inc	239
33,024		Pall Corp	1,310
2,453,500		PT United Tractors Tbk	3,238
9,262		Rheinmetall AG.	669
200,000	e*	Riverbed Technology, Inc	2,744
38,495		Rockwell Automation, Inc	1,683
46,911	e	Safran S.A.	905
82,780	*	SanDisk Corp	1,548
256,019		Sandvik AB	3,478
26,262	m,v*	Seagate Technology	-	^
251,945		Seagate Technology, Inc	4,820
22,573	e	Seiko Epson Corp	620
105,413	e	SKF AB (B Shares)	1,643
10,088		SMC Corp	1,107
23,227	e	Solarworld AG.	1,105
28,974		SPX Corp	3,817
8,361		Sulzer AG.	1,056

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
494,821		Sumitomo Heavy Industries Ltd	$3,356
58,248	*	Teradata Corp	1,348
51,092	*	Terex Corp	2,625
22,198		THK Co Ltd	432
114,381	e	Tokyo Electron Ltd	6,596
2,115,542	e	Toshiba Corp	15,607
37,562		Toyota Tsusho Corp	882
1,779	e*	Unaxis Holding AG.	491
33,688	*	Varian Medical Systems, Inc	1,747
50,083	*	Vestas Wind Systems AS	6,521
20,404	e	Wartsila Oyj (B Shares)	1,274
172,124	*	Western Digital Corp	5,943
38,133	e	Yokogawa Electric Corp	349
21,118	e	Zardoya Otis S.A.	437
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	771,437

INSTRUMENTS AND RELATED PRODUCTS - 2.36%
148,780	*	Agilent Technologies, Inc	5,288
80,996		Allergan, Inc	4,216
156,142		Applied Biosystems, Inc	5,228
37,421		Bard (C.R.), Inc	3,291
275,256		Baxter International, Inc	17,600
17,231		Beckman Coulter, Inc	1,164
124,370		Becton Dickinson & Co	10,111
479,896	*	Boston Scientific Corp	5,898
8,708		Cochlear Ltd	366
55,317		Compagnie Generale d'Optique Essilor International S.A.	3,374
192,879		Covidien Ltd	9,237
75,065		Danaher Corp	5,803
38,574		Dentsply International, Inc	1,420
78,334		Eastman Kodak Co	1,130
315,629		Emerson Electric Co	15,608
81,013	e	Finmeccanica S.p.A.	2,118
3,757		Fresenius SE	325
31,686	e	Garmin Ltd	1,357
674,555	*	Hologic, Inc	14,705
10,183	*	Intuitive Surgical, Inc	2,743
211,294	*	Invensys plc	1,092
1,567,659		Johnson & Johnson	100,863
6,124		Keyence Corp	1,460
135,036		Kla-Tencor Corp	5,497
87,000	e	LG.Philips LCD Co Ltd (ADR)	1,625
38,052	e	Luxottica Group S.p.A.	888
382,550		Medtronic, Inc	19,797
14,605	e*	Millipore Corp	991
182,020	e	Nikon Corp	5,328
253,175		Nippon Electric Glass Co Ltd	4,401
174,512	e	Olympus Corp	5,916
653,226	e	PCCW Ltd	396
13,132	e	Phonak Holding AG.	1,084
58,202		Pitney Bowes, Inc	1,985
59,589		Rockwell Collins, Inc	2,858
23,558		Roper Industries, Inc	1,552
9,000		Shimadzu Corp	90
241,399		Smith & Nephew plc	2,649
345,679	*	St. Jude Medical, Inc	14,131

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
94,364		Stryker Corp	$5,934
10,373		Swatch Group AG.	2,579
50,153		Swatch Group AG.	2,339
16,092		Synthes, Inc	2,213
83,000	e	Sysmex Corp	3,272
321,412		Terumo Corp	16,446
492,395	*	Thermo Electron Corp	27,441
15,422	e*	TomTom NV	441
36,631	*	Waters Corp	2,363
6,968	e*	William Demant Holding	458
248,644		Xerox Corp	3,372
173,790	*	Zimmer Holdings, Inc	11,826
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	362,269

INSURANCE AGENTS, BROKERS AND SERVICE - 0.84%
1,603,203		AON Corp	73,651
12,000		Brown & Brown, Inc	209
267,196		Hartford Financial Services Group, Inc	17,253
1,009,698		HBOS plc	5,528
313,395		Marsh & McLennan Cos, Inc	8,321
687,285		QBE Insurance Group Ltd	14,777
469,759		Suncorp-Metway Ltd	5,887
44,900	e	Unipol Gruppo Finanziario S.p.A.	105
2,060		White Mountains Insurance Group Ltd	884
53,754		Willis Group Holdings Ltd	1,686
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	128,301

INSURANCE CARRIERS - 4.25%
379,018	*	ACE Ltd	20,880
791,600		Admiral Group plc	12,528
525,778		Aegon NV	6,912
501,114		Aetna, Inc	20,310
280,871		Aflac, Inc	17,639
18,000		Aioi Insurance Co Ltd	96
117,733		Alleanza Assicurazioni S.p.A	1,273
527,931		Allianz AG.	92,865
141,668		Allstate Corp	6,459
45,000		American Financial Group, Inc	1,204
874,366		American International Group, Inc	23,136
917,922		AMP Ltd	5,878
27,500	*	Arch Capital Group Ltd	1,824
281,387		Assicurazioni Generali S.p.A.	10,754
72,462		Assurant, Inc	4,780
707,905		Aviva plc	7,018
1,725,809		AXA Asia Pacific Holdings Ltd	7,738
413,412		AXA S.A.	12,182
329,606		Axis Capital Holdings Ltd	9,826
13,139		Baloise Holding AG.	1,378
125,519		Chubb Corp	6,152
42,397		Cincinnati Financial Corp	1,077
10,925	e	CNP Assurances	1,232
171,125		Corp Mapfre S.A.	817
40,000	e	Endurance Specialty Holdings Ltd	1,232
95,770		Everest Re Group Ltd	7,634
8,337		Fairfax Financial Holdings Ltd	2,134
57,938	e	Fidelity National Title Group, Inc (Class A)	730

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
21,600	e	First American Corp	$570
19,418		Fondiaria-Sai S.p.A	640
518,824		Friends Provident plc	1,049
301,711		Genworth Financial, Inc (Class A)	5,373
132,101	e	Great-West Lifeco Inc	3,778
15,447		Hannover Rueckversicherung AG.	761
347,669	*	Health Net, Inc	8,365
160,293	*	Humana, Inc	6,375
80,000		Hyundai Marine & Fire Insurance Co Ltd	1,741
10,466		ING CANADA INC	365
290,651	e	Insurance Australia Group Ltd	969
77,421		Irish Life & Permanent plc	797
42,739		KBC Groep NV	4,724
46,916	e	Leucadia National Corp	2,202
98,158		Lincoln National Corp	4,449
148,611	e	Loews Corp	6,970
803,461	e	Manulife Financial Corp	28,098
503,320	*	MAX India Ltd	1,826
69,118	e	Mediolanum S.p.A.	286
314,253		Metlife, Inc	16,583
394,402		Millea Holdings, Inc	15,372
61,701		Mitsui Sumitomo Insurance Group Holdings, Inc	2,132
75,247		Muenchener Rueckver AG.	13,198
5,625	e	Nationwide Financial Services, Inc (Class A)	270
107,000		Nipponkoa Insurance Co Ltd	929
1,387,561		Old Mutual plc	2,547
80,885		Old Republic International Corp	958
80,000	e	OneBeacon Insurance Group Ltd	1,406
87,323		PartnerRe Ltd	6,037
72,000		Platinum Underwriters Holdings Ltd	2,348
169,843		Power Corp Of Canada	5,200
121,639		Power Financial Corp	3,956
244,465		Principal Financial Group	10,260
174,414		Progressive Corp	3,265
284,115		Prudential Financial, Inc	16,973
2,814,138		Prudential plc	29,683
18,678		RenaissanceRe Holdings Ltd	834
907,268		Royal & Sun Alliance Insurance Group plc	2,259
23,996		Safeco Corp	1,612
11,246		Samsung Fire & Marine Insurance Co Ltd	2,349
40,912	e	SCOR	932
18,137		SNS Reaal	350
149,709		Sompo Japan Insurance, Inc	1,408
1,460		Sony Financial Holdings, Inc	5,878
588,080		Standard Life plc	2,445
530,441	e	Storebrand ASA	3,928
275,191	e	Sun Life Financial, Inc	11,321
9,422		Swiss Life Holding	2,506
618,886		Swiss Reinsurance Co	41,027
157,898		T&D Holdings, Inc	9,739
4,520	e*	Topdanmark AS	680
35,412		Torchmark Corp	2,077
490,429		Travelers Cos, Inc	21,285
7,098	e	TrygVesta A.S.	501
525,519		UnitedHealth Group, Inc	13,795
128,259		UnumProvident Corp	2,623

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
164,487		W.R. Berkley Corp	$3,974
54,000	*	WellCare Health Plans, Inc	1,952
8,341		Wiener Staedtische Allgemeine Versicherung AG.	550
119,213		XL Capital Ltd (Class A)	2,451
73,683		Zurich Financial Services AG.	18,778
		TOTAL INSURANCE CARRIERS	651,397

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00% **
1,990	e*	PAN Fish ASA	1
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	1

LEATHER AND LEATHER PRODUCTS - 0.17%
55,203	e	Adidas-Salomon AG.	3,476
297,707	*	Coach, Inc	8,598
66,061		LVMH Moet Hennessy Louis Vuitton S.A.	6,891
97,142		ThyssenKrupp AG.	6,094
100,089		Yue Yuen Industrial Holdings	238
		TOTAL LEATHER AND LEATHER PRODUCTS	25,297

LEGAL SERVICES - 0.03%
60,000	e*	FTI Consulting, Inc	4,108
		TOTAL LEGAL SERVICES	4,108

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
79,629	e	Brisa-Auto Estradas de Portugal S.A.	917
282,028		ComfortDelgro Corp Ltd	312
74,581	e	Keihin Electric Express Railway Co Ltd	462
48,772		Keisei Electric Railway Co Ltd	250
134,449		Stagecoach Group plc	746
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	2,687

LUMBER AND WOOD PRODUCTS - 0.01%
74,964		Sino-Forest Corp	1,313
		TOTAL LUMBER AND WOOD PRODUCTS	1,313

METAL MINING - 4.06%
69,410		Agnico-Eagle Mines Ltd	5,207
178,341	e	Alumina Ltd	810
2,284,090		Anglo American plc	160,421
77,822		Antofagasta plc	1,012
424,461		Barrick Gold Corp	19,402
200,000		Barrick Gold Corp	9,100
1,836,353		BHP Billiton Ltd	78,156
651,230		BHP Billiton plc	24,975
83,320	e	Boliden AB	673
167,214	e	Cameco Corp	7,182
55,638		Cleveland-Cliffs, Inc	6,631
160,000		Companhia Vale do Rio Doce (ADR)	5,731
167,449	*	Eldorado Gold Corp	1,427
86,960	*	Eurasian Natural Resources Corp	2,291
33,347		First Quantum Minerals Ltd	2,301
244,765		Freeport-McMoRan Copper & Gold, Inc (Class B)	28,684
272,000	e	Gold Fields Ltd (ADR)	3,441
345,412		Goldcorp, Inc	15,924
600,000		Grupo Mexico S.A. de C.V. (Series B)	1,361
6,022,000		Hidili Industry International Development Ltd	10,525

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
21,018		Inmet Mining Corp	$1,395
119,996	*	Ivanhoe Mines Ltd	1,300
52,427		Kazakhmys plc	1,653
297,387		Kinross Gold Corp	7,029
40,917		Lonmin plc	2,582
148,985	*	Lundin Mining Corp	909
365,020	e	MMC Norilsk Nickel (ADR)	9,195
1,100,853	*	Mount Gibson Iron Ltd	3,274
84,890		Newcrest Mining Ltd	2,356
116,014		Newmont Mining Corp	6,051
278,621		Orica Ltd	7,820
1,721,226	e	Oxiana Ltd	4,311
2,153,500	*	Oxiana Ltd	5,388
1,838,631	e*	Paladin Resources Ltd	11,226
35,224	*	PAN American Silver Corp	1,211
2,573,964	*	Pan Australian Resources Ltd	2,499
1,465,000		PT International Nickel Indonesia Tbk	963
276,497	e	Rio Tinto Ltd	35,775
658,521		Rio Tinto plc	79,304
134,266	e	Sherritt International Corp	2,021
108,201	*	Silver Wheaton Corp	1,592
4,508,000	e	Straits Asia Resources Ltd	11,698
3,300	e	Sumitomo Titanium Corp	173
212,102	e	Teck Cominco Ltd	10,228
166,849	e	Uranium One Inc	785
36,868		Vedanta Resources plc	1,592
245,953		Xstrata plc	19,593
305,778		Yamana Gold, Inc	5,086
		TOTAL METAL MINING	622,263

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.19%
105,400	e	Aderans Co Ltd	2,035
39,479	e	Bulgari S.p.A.	397
40,875		Fortune Brands, Inc	2,551
202,331		Hasbro, Inc	7,227
140,878		Mattel, Inc	2,412
36,773		Namco Bandai Holdings, Inc	417
120,429	e	Sankyo Co Ltd	7,847
6,965	e	Societe BIC S.A.	364
151,306		Tyco International Ltd	6,058
30,975		Yamaha Corp	599
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	29,907

MISCELLANEOUS RETAIL - 0.80%
1,653,000	e*	Alibaba.com Ltd	2,329
127,292	*	Amazon.com, Inc	9,334
355,009		Best Buy Co, Inc	14,058
165,304		Compagnie Financiere Richemont AG.	9,174
813,092		CVS Corp	32,174
40,200	*	Dollar Tree, Inc	1,314
243,261		Home Retail Group	1,051
835,401		Hutchison Whampoa Ltd	8,424
19,500	e	Lifestyle International Holdings Ltd	27
82,326	*	Meinl European Land Ltd	923
30,845		Metro AG.	1,968
117,000		Next plc	2,249

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
155,843		Nippon Mining Holdings, Inc	$978
74,841	*	Office Depot, Inc	819
142,313		Origin Energy Ltd	2,202
37,439		Petsmart, Inc	747
9,733	e*	Priceline.com, Inc	1,124
20,930	e*	Sears Holdings Corp	1,542
98,897		Shoppers Drug Mart Corp	5,421
427,540		Staples, Inc	10,154
214,200	e	Sugi Pharmacy Co Ltd	5,594
36,482		Tiffany & Co	1,487
296,168		Walgreen Co	9,628
		TOTAL MISCELLANEOUS RETAIL	122,721

MOTION PICTURES - 0.43%
24,833		Astral Media Inc	780
283,690		CBS Corp (Class B)	5,529
73,146	*	Discovery Holding Co (Class A)	1,606
872,437		News Corp (Class A)	13,121
118,160		News Corp (Class B)	1,814
1,761,720		Time Warner, Inc	26,073
21,280	e	Toho Co Ltd	435
524,541	*	Viacom, Inc (Class B)	16,019
		TOTAL MOTION PICTURES	65,377

NONDEPOSITORY INSTITUTIONS - 0.77%
11,852	e	Acom Co Ltd	367
328,903	e	Aeon Credit Service Co Ltd	4,122
13,956	e	Aiful Corp	161
49,623		American Capital Strategies Ltd American Capital Ltd	1,180
378,159		American Express Co	14,245
2,202,000	g	ARA Asset Management Ltd	1,150
361,947	e	Capital One Financial Corp	13,758
600,000	e	Challenger Financial Services Group Ltd	1,089
225,727		Countrywide Financial Corp	959
28,783	e	Credit Saison Co Ltd	604
187,182	e	Criteria Caixacorp S.A.	1,117
62,798	e	Deutsche Postbank AG.	5,521
159,332		Discover Financial Services	2,098
720,251	*	Fannie Mae	14,052
700,000		First Financial Holding Co Ltd	767
202,191		Freddie Mac	3,316
315,000	e*	Heckmann Corp	2,822
25		Hitachi Capital Corp	-	^
1,004,000		Hong Leong Finance Ltd	2,560
25,485	e,m	Hypo Real Estate Holding AG.	717
143,264		ICAP plc	1,535
26,364		ICICI Bank Ltd	387
119,282		Investor AB (B Shares)	2,504
264,900	e	Japan Securities Finance Co Ltd	2,256
2,365,536	e	Kim Eng Holdings Ltd	3,023
480,000	*	Marathon Acquisition Corp	3,754
14,000	e	Mitsubishi UFJ Nicos Co Ltd	46
91,514		ORIX Corp	13,107
1,653		Osaka Securities Exchange Co Ltd	6,974
6,378	e	Perpetual Trustees Australia Ltd	261
11,924		Promise Co Ltd	333

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
60,295		Samsung Card Co	$2,659
256,592	*	SLM Corp	4,965
800,000		Taiwan Cooperative Bank	742
19,544	e	Takefuji Corp	272
66,276		Textron, Inc	3,177
2,917,700		Tisco Bank PCL	1,779
		TOTAL NONDEPOSITORY INSTITUTIONS	118,379

NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
44,520	e	Vulcan Materials Co	2,661
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	2,661

OIL AND GAS EXTRACTION - 4.25%
32,855		Aban Offshore Ltd	2,208
144,087	e	Acergy S.A.	3,211
35,575		Addax Petroleum Corp	1,718
44,894	e	Aker Kvaerner ASA	1,058
124,936		Anadarko Petroleum Corp	9,350
236,076		Baker Hughes, Inc	20,619
3,235,838		BG Group plc	84,092
77,792		BJ Services Co	2,485
1,302,291	e	Boart Longyear Group	2,785
33,513	*	Cairn Energy plc	2,151
58,031	*	Cameron International Corp	3,212
262,332		Canadian Natural Resources Ltd	25,942
114,470		Canadian Oil Sands Trust	6,174
125,387	e	Chesapeake Energy Corp	8,271
2,184,000	e	China Oilfield Services Ltd	3,935
47,809		Cimarex Energy Co	3,331
5,392,000		CNOOC Ltd	9,360
36,200	*	Compagnie Generale de Geophysique S.A.	1,709
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	-	^
378,240	*	Denbury Resources, Inc	13,806
1,000	e*	DET Norske Oljeselskap	2
68,572		Diamond Offshore Drilling, Inc	9,541
439,300		EnCana Corp	40,221
73,731		Enerplus Resources Fund	3,411
109,159		ENSCO International, Inc	8,813
62,020		Ensign Energy Services Inc	1,351
32,593		Equitable Resources, Inc	2,251
16,683	e*	Exterran Holdings, Inc	1,193
38,750	e*	Forest Oil Corp	2,887
501,299		Halliburton Co	26,604
66,559		Harvest Energy Trust	1,616
27,520		Helmerich & Payne, Inc	1,982
124,038	e	Husky Energy Inc	5,939
3,600	e	Idemitsu Kosan Co Ltd	320
7,500		INA Industrija Nafte DD (GDR)	4,188
628		Inpex Holdings, Inc	7,931
400,000	*	Integra Group Holdings (GDR)	4,401
5,100		Japan Petroleum Exploration Co	364
66,313	e*	Lundin Petroleum AB	976
102,242	e*	Nabors Industries Ltd	5,033
111,397	*	National Oilwell Varco, Inc	9,883
35,849		Neste Oil Oyj	1,051
283,140		Nexen Inc	11,290

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
21,323		Niko Resources Ltd	$2,044
115,388		Noble Corp	7,496
94,073	e	OPTI Canada Inc	2,131
118,809	e	Patterson-UTI Energy, Inc	4,282
181,421		Penn West Energy Trust	6,135
236,122		Petro-Canada	13,224
44,973	*	Petroleum Geo-Services ASA	1,101
33,342		Pioneer Natural Resources Co	2,610
30,411	*	Plains Exploration & Production Co	2,219
30,100		Precision Drilling Trust	812
433,067	*	Pride International, Inc	20,480
119,640		Provident Energy Trust	1,377
485,500	v	PTT Exploration & Production PCL	2,806
27,467	*	Quicksilver Resources, Inc	1,061
40,903		Range Resources Corp	2,681
30,133		Rowan Cos, Inc	1,409
878,817		Saipem S.p.A.	41,074
91,070	e	Santos Ltd	1,876
38,314		SBM Offshore NV	1,410
426,751		Schlumberger Ltd	45,846
67,490	e	SeaDrill Ltd	2,060
210,000	e	Singapore Petroleum Co Ltd	1,018
19,078		SK Energy Co Ltd	2,121
53,394		Smith International, Inc	4,439
125,466	*	Southwestern Energy Co	5,973
26,000	*	Stone Energy Corp	1,714
494,572	e	Talisman Energy, Inc	10,952
27,305	e	Technip S.A.	2,520
23,300	e	Tidewater, Inc	1,515
142,265		Transocean, Inc	21,680
58,710		Trican Well Service Ltd	1,460
197,329		Tullow Oil plc	3,750
41,044	*	Ultra Petroleum Corp	4,031
28,000	*	Unit Corp	2,323
41,000		W&T Offshore, Inc	2,399
278,934	*	Weatherford International Ltd	13,832
250,850		Woodside Petroleum Ltd	16,214
501,536		XTO Energy, Inc	34,360
		TOTAL OIL AND GAS EXTRACTION	651,100

PAPER AND ALLIED PRODUCTS - 0.25%
141,532	e*	Domtar Corporation	771
17,100		Greif, Inc (Class A)	1,095
15,037	e	Holmen AB (B Shares)	440
107,902		International Paper Co	2,514
270,607		Kimberly-Clark Corp	16,177
11,600		Lee & Man Paper Manufacturing Ltd	17
67,371	e	MeadWestvaco Corp	1,606
35,181		Metso Oyj	1,592
753	e	Mondi Ltd	5
101,535		Mondi plc	596
158		Nippon Paper Group, Inc	432
149,563	e	OJI Paper Co Ltd	703
16,836		Smurfit Kappa Group plc	137
42,000		Sonoco Products Co	1,300
160,314		Stora Enso Oyj (R Shares)	1,494

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
153,688		Svenska Cellulosa AB (B Shares)	$2,162
62,641	e	Uni-Charm Corp	4,456
140,061		UPM-Kymmene Oyj	2,282
		TOTAL PAPER AND ALLIED PRODUCTS	37,779

PERSONAL SERVICES - 0.06%
38,813		Cintas Corp	1,029
88,456		H&R Block, Inc	1,893
931,138		Kuala Lumpur Kepong BHD	5,027
485,187		Rentokil Initial plc	956
		TOTAL PERSONAL SERVICES	8,905

PETROLEUM AND COAL PRODUCTS - 7.33%
279,613		Apache Corp	38,866
8,702,567		BP plc	100,868
313,296		BP plc (ADR)	21,796
216,013		Cabot Oil & Gas Corp	14,631
964,212		Chevron Corp	95,582
591,017		ConocoPhillips	55,786
22,000		Cosmo Oil Co Ltd	80
317,699		Devon Energy Corp	38,175
875,237		ENI S.p.A.	32,515
85,809		EOG Resources, Inc	11,258
2,368,267		Exxon Mobil Corp	208,715
27,354		Hellenic Petroleum S.A.	376
197,021		Hess Corp	24,862
154,667	e	Imperial Oil Ltd	8,518
454,748		Marathon Oil Corp	23,588
71,572		Murphy Oil Corp	7,018
35,382	*	Newfield Exploration Co	2,309
187,123		Noble Energy, Inc	18,817
919,996		Occidental Petroleum Corp	82,671
44,332		OMV AG.	3,464
593,446		Petroleo Brasileiro S.A. (ADR)	42,034
196,472	e	Repsol YPF S.A.	7,710
1,556,254		Royal Dutch Shell plc (A Shares)	63,794
1,333,798		Royal Dutch Shell plc (B Shares)	53,410
80,198	e*	SandRidge Energy, Inc	5,179
33,266	e	Showa Shell Sekiyu KK	365
550,807		Statoil ASA	20,550
449,712		Suncor Energy, Inc	26,109
200,678		Suncor Energy, Inc	11,663
43,986		Sunoco, Inc	1,790
161,324	e	Tesoro Corp	3,189
50,353	e	TonenGeneral Sekiyu KK	457
1,038,644		Total S.A.	88,408
200,315		Valero Energy Corp	8,249
		TOTAL PETROLEUM AND COAL PRODUCTS	1,122,802

PIPELINES, EXCEPT NATURAL GAS - 0.19%
168,268		Spectra Energy Corp	4,836
273,846	e	TransCanada Corp	10,608
500,800	*	Wellstream Holdings plc	12,944
		TOTAL PIPELINES, EXCEPT NATURAL GAS	28,388

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
PRIMARY METAL INDUSTRIES - 1.62%
43,354	e	Acerinox S.A.	$995
95,784		AK Steel Holding Corp	6,609
216,731		Alcoa, Inc	7,720
24,808	e	Allegheny Technologies, Inc	1,471
258,441	*	Arcelor	25,398
21,000		ArcelorMittal	2,080
6,600		Bekaert S.A.	1,014
122,027	e	BlueScope Steel Ltd	1,326
601,813		Corning, Inc	13,872
57,698		Daido Steel Co Ltd	323
35,000		Dongkuk Steel Mill Co Ltd	1,505
47,530		DOWA HOLDINGS CO Ltd	347
591,282	*	Equinox Minerals Ltd	2,637
1,538,458	e	Furukawa Electric Co Ltd	6,696
53,934		Gerdau Ameristeel Corp	1,043
80,000		Gerdau S.A.	1,557
58,144		Johnson Matthey plc	2,128
467,723		Kobe Steel Ltd	1,339
1,500		Maruichi Steel Tube Ltd	47
199,186		Mitsubishi Materials Corp	852
100,239	e	Mitsui Mining & Smelting Co Ltd	296
872,818	e	Nippon Steel Corp	4,730
139,715		Nisshin Steel Co Ltd	476
190,136		Norsk Hydro ASA	2,772
111,068		Nucor Corp	8,293
97,599		OneSteel Ltd	696
32,243		Outokumpu Oyj	1,120
125,011		Precision Castparts Corp	12,047
11,375		Salzgitter AG.	2,084
82,620		Steel Dynamics, Inc	3,228
537,970		Straits Resources Ltd	3,522
134,856		Sumitomo Electric Industries Ltd	1,713
3,232,614		Sumitomo Metal Industries Ltd	14,233
98,449		Sumitomo Metal Mining Co Ltd	1,506
5,100	e	Toho Titanium Co Ltd	100
18,148		Tokyo Steel Manufacturing Co Ltd	210
61,190		Umicore	3,010
42,856		United States Steel Corp	7,919
275,015	e	Vallourec	96,181
53,203	e	Voestalpine AG.	4,354
1,700		Yamato Kogyo Co Ltd	81
		TOTAL PRIMARY METAL INDUSTRIES	247,530

PRINTING AND PUBLISHING - 0.46%
2,352,000		AMVIG Holdings Ltd	2,482
106,138		Dai Nippon Printing Co Ltd	1,563
77,055		Daily Mail & General Trust	479
118,259	*	De La Rue plc	2,093
16,058		Dun & Bradstreet Corp	1,407
23,025	e*	EW Scripps Co (Class A)	956
62,018	e	Gannett Co, Inc	1,344
2,644		Independent News & Media plc	6
191,277	e	John Fairfax Holdings Ltd	537
180,890		McGraw-Hill Cos, Inc	7,257
223,369	e	Orkla ASA	2,862
34,395	e	PagesJaunes Groupe S.A.	503

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
218,881		Pearson plc	$2,667
125,495		R.R. Donnelley & Sons Co	3,726
168,380		Reed Elsevier NV	2,818
2,433,886		Reed Elsevier plc	27,736
21,814	e	Sanoma-WSOY Oyj	483
248,344	e	Singapore Press Holdings Ltd	776
109,095		Thomson Corp	3,520
55,533	*	Thomson Reuters plc	1,481
97,540		Toppan Printing Co Ltd	1,074
65,010	*	United Business Media plc	701
1,464		Washington Post Co (Class B)	859
80,772		Wolters Kluwer NV	1,880
125,464	e	Yellow Pages Income Fund	1,089
		TOTAL PRINTING AND PUBLISHING	70,299

RAILROAD TRANSPORTATION - 0.70%
88,163	e	Asciano Group	293
119,809		Burlington Northern Santa Fe Corp	11,968
235,498		Canadian National Railway Co	11,312
74,648		Canadian Pacific Railway Ltd	4,956
828		Central Japan Railway Co	9,127
164,349		CSX Corp	10,323
1,497		East Japan Railway Co	12,194
272,480		Firstgroup plc	2,810
1,174,400	e	Hankyu Hanshin Holdings, Inc	4,935
229,469	e	MTR Corp	723
117,109		Norfolk Southern Corp	7,339
109,105	e	Odakyu Electric Railway Co Ltd	709
391,422		Union Pacific Corp	29,552
290		West Japan Railway Co	1,423
		TOTAL RAILROAD TRANSPORTATION	107,664

REAL ESTATE - 0.99%
295,110	e	Aeon Mall Co Ltd	8,730
3,000,000		Agile Property Holdings Ltd	2,618
4,737,500		Allgreen Properties Ltd	3,444
4,987,100	v	Amata Corp PCL	1,865
163,007		Ascendas Real Estate Investment Trust	264
10,195,901		Ayala Land, Inc	2,173
139,984		British Land Co plc	1,969
106,843	e	Brookfield Properties Corp	1,920
2,094,248		CapitaLand Ltd	8,800
10,624	e	Castellum AB	101
54,923	e*	CB Richard Ellis Group, Inc (Class A)	1,055
219,696		Cheung Kong Holdings Ltd	2,971
827,000		China Aoyuan Property Group Ltd	185
25,304		Chinese Estates Holdings Ltd	39
81,495		City Developments Ltd	652
10,743		Corio NV	837
481,771	e	DB RREEF Trust	638
1,584,500	v	Erawan Group PCL	190
3,900,000	e	Far East Consortium	1,026
16,975	e	Forest City Enterprises, Inc (Class A)	547
3,218		Gecina S.A.	389
80,000	e*	Genting International plc	34
5,873,000	e	Greentown China Holdings Ltd	4,550

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
78,923		Hammerson plc	$1,398
126,000		Hang Lung Group Ltd	562
1,360,793		Hang Lung Properties Ltd	4,369
169,273		Henderson Land Development Co Ltd	1,058
97,717		Hopewell Holdings	347
2,154,000	e	Hopson Development Holdings Ltd	2,433
94,994	e	Hysan Development Co Ltd	261
2,733		ICADE	319
6,159,600		IGB Corp BHD	2,724
120,189		IMMOFINANZ Immobilien Anlagen AG.	1,237
25,510		IVG Immobilien AG.	502
14,000	e	Jones Lang LaSalle, Inc	843
282,500	e	Keppel Land Ltd	1,032
99,927		Kerry Properties Ltd	526
19,496		Klepierre	977
19,635,000		Lai Fung Holdings Ltd	454
15,429,333		Land and Houses PCL	3,186
97,035		Leighton Holdings Ltd	4,725
22,513		Leopalace21 Corp	323
70,348	e	Liberty International plc	1,201
359,996	e	Link Real Estate Investment Trust	820
239,104	e	Macquarie Goodman Group	708
61,445,000		Megaworld Corp	1,663
7,313,500	*	Metro Pacific Investments Corp	488
176,946		Mirvac Group	503
842,614		Mitsubishi Estate Co Ltd	19,291
141,863		Mitsui Fudosan Co Ltd	3,036
491,000	*	Mongolia Energy Co ltd	949
3,282,895		New World Development Ltd	6,706
9,100		Nomura Real Estate Holdings, Inc	192
47,799		Parsvnath Developers Ltd	136
34,990,100	v	Quality House PCL	2,261
1,500,000	*	Rich Development Co Ltd	837
3,588	e	Risa Partners, Inc	5,479
117,292		Segro plc	917
22,874,942		Shanghai Real Estate Ltd	2,467
330,000	e	Shoei Co Ltd	3,870
237,212	e	Sino Land Co	472
3,820,500		SP Setia BHD	3,449
4,975,000		SPG Land Holdings Ltd	2,398
85	e,m,v	Stockland	-	^
228,731		Stockland Trust Group	1,183
65,256	e	Sumitomo Realty & Development Co Ltd	1,298
220,448		Sun Hung Kai Properties Ltd	2,997
49,572	e	Tokyo Tatemono Co Ltd	321
74,988		Tokyu Land Corp	427
20,962		Unibail	4,827
743		Unibail-Rodamco	171
3,208,260	*	Unitech Corporate Parks plc	3,831
275,322	e	Westfield Group	4,302
25,000	e	Wheelock & Co Ltd	67
863,000	e	Yanlord Land Group Ltd	1,179
1,163,600		YNH Property BHD	627
2,650,000	*	Zhong An Real Estate Ltd	1,038
		TOTAL REAL ESTATE	152,384

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.65%
905,239		Bayer AG.	$76,165
103,961		Bridgestone Corp	1,595
1,700	e	Cooper Tire & Rubber Co	13
81,738		Denki Kagaku Kogyo KK	303
209,069	*	Goodyear Tire & Rubber Co	3,728
39,323		Michelin (C.G.D.E.) (Class B)	2,812
111,282	e	Mitsui Chemicals, Inc	550
74,536		Newell Rubbermaid, Inc	1,251
152,945		Nike, Inc (Class B)	9,117
29,173		Nokian Renkaat Oyj	1,384
742,728		Pirelli & C S.p.A.	510
43,973		Sealed Air Corp	836
59,500		Tupperware Corp	2,036
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	100,300

SECURITY AND COMMODITY BROKERS - 1.56%
62,432		Ameriprise Financial, Inc	2,539
81,274		Australian Stock Exchange Ltd	2,447
37,676	e	Babcock & Brown Ltd	270
10,500	e	BlackRock, Inc	1,859
1,125,919		Charles Schwab Corp	23,126
13,109	*	CME Group, Inc	5,023
838,090		Credit Suisse Group	38,147
228,355		Daiwa Securities Group, Inc	2,100
54,105		Deutsche Boerse AG.	6,116
249		E*Trade Securities Co Ltd	194
124,680		Franklin Resources, Inc	11,427
205,397		Goldman Sachs Group, Inc	35,924
160,398	e	Hong Kong Exchanges and Clearing Ltd	2,350
58,574	e	IGM Financial Inc	2,428
15,404	*	IntercontinentalExchange, Inc	1,756
308,399		Invesco Ltd	7,395
44,905		Janus Capital Group, Inc	1,189
3,049,200	v	Kim Eng Securities Thailand PCL	1,699
1,641,942		Legal & General Group plc	3,258
35,414		Legg Mason, Inc	1,543
283,730	e	Lehman Brothers Holdings, Inc	5,621
42,672	e	London Stock Exchange Group plc	659
141,710	e	Macquarie Group Ltd	6,597
449,142		Man Group plc	5,548
427,972		Merrill Lynch & Co, Inc	13,571
600,481		Morgan Stanley	21,659
37,899	*	Nasdaq Stock Market, Inc	1,006
916,099	e	Nomura Holdings, Inc	13,566
52,160	e	Nymex Holdings, Inc	4,406
35,165		NYSE Euronext	1,781
22,000	e	Raymond James Financial, Inc	581
50,000		Reliance Capital Ltd	1,054
1,747	e	SBI Holdings, Inc	382
110,213		Schroders plc	1,996
51,478		SEI Investments Co	1,211
92,956		Shinko Securities Co Ltd	274
487,111	e	Singapore Exchange Ltd	2,485
66,611		T Rowe Price Group, Inc	3,762
63,315	*	TD Ameritrade Holding Corp	1,145

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
38,042		TSX Group Inc TMX Group Inc	$1,571
		TOTAL SECURITY AND COMMODITY BROKERS	239,665

SPECIAL TRADE CONTRACTORS - 0.00% **
22,131		Kinden Corp	223
		TOTAL SPECIAL TRADE CONTRACTORS	223

STONE, CLAY, AND GLASS PRODUCTS - 0.57%
213,686		3M Co	14,870
164,298	e	Asahi Glass Co Ltd	1,989
2,996,000		Asia Cement Corp	4,479
93,346	e	Boral Ltd	506
60,101	e	Cimpor Cimentos de Portugal S.A.	403
75,330	e	Compagnie de Saint-Gobain	4,665
134,618		CRH plc	3,912
14,832		FLSmidth & Co AS	1,620
6,404		HeidelbergCement AG.	929
327,552		Holcim Ltd	26,477
25,841,000		Holcim Philippines, Inc	3,167
18,501	e	Italcementi S.p.A.	306
6,645		Italcementi S.p.A.	77
73,662	e	James Hardie Industries NV	299
1,980,400		Lafarge Malayan Cement BHD	2,597
48,490		Lafarge S.A.	7,394
248,021		NGK Insulators Ltd	4,835
106,222	e	Nippon Sheet Glass Co Ltd	526
127,265	*	Owens-Illinois, Inc	5,306
6,921	e	Pargesa Holding S.A.	767
159,376		Taiheiyo Cement Corp	320
500,000		Taiwan Cement Corp	674
47,977	e	Toto Ltd	338
21,690	e	Wienerberger AG.	907
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	87,363

TEXTILE MILL PRODUCTS - 0.02%
2,067,000		Far Eastern Textile Co Ltd	2,688
83		Fiberweb plc	-	^
158,807	e	Teijin Ltd	545
		TOTAL TEXTILE MILL PRODUCTS	3,233

TOBACCO PRODUCTS - 0.92%
921,570		Altria Group, Inc	18,947
697,860		British American Tobacco plc	24,072
5,427,728		Huabao International Holdings Ltd	5,153
280,794		Imperial Tobacco Group plc	10,431
781		Japan Tobacco, Inc	3,331
38,241	*	Lorillard, Inc	2,645
1,482,544		Philip Morris International, Inc	73,223
74,263		Swedish Match AB	1,513
39,014	e	UST, Inc	2,131
		TOTAL TOBACCO PRODUCTS	141,446

TRANSPORTATION BY AIR - 0.24%
9,486	e	Aeroports de Paris	885
35,660		Air France-KLM	851
113,000	e	All Nippon Airways Co Ltd	423

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
165,000	e*	AMR Corp	$845
152,581		Auckland International Airport Ltd	227
158,185		British Airways plc	674
220,237	e	Cathay Pacific Airways Ltd	419
39,517		Continental AG.	4,067
105,000	e*	Continental Airlines, Inc (Class B)	1,062
63,142	e	Deutsche Lufthansa AG.	1,360
134,802		FedEx Corp	10,621
2,644		Fraport AG. Frankfurt Airport Services Worldwide	179
2,000		Hong Kong Aircraft Engineerg	31
140,591	e	Iberia Lineas Aereas de Espana	335
162,000	e	Japan Airlines Corp	340
112,782		Macquarie Airports	223
17,508	e	Merck KGaA	2,488
160,008		Qantas Airways Ltd	466
100,580	*	Ryanair Holdings plc	443
956	e*	Ryanair Holdings plc (ADR)	27
241,964		SABMiller plc	5,528
14	e*	SAS AB	-	^
85,774	e	Singapore Airlines Ltd	928
196,922		Southwest Airlines Co	2,568
228,000	e	UAL Corp	1,190
		TOTAL TRANSPORTATION BY AIR	36,180

TRANSPORTATION EQUIPMENT - 3.30%
1,443,326		Austal Ltd	3,539
123,700		Autoliv, Inc	5,767
1,086,831		BAE Systems plc	9,540
40,000		Bajaj Auto Ltd	405
96,491		Bayerische Motoren Werke AG.	4,636
531,163		Boeing Co	34,908
998,186		Bombardier Inc	7,254
307,688		Cobham plc	1,208
1,043,584	e	Cosco Corp Singapore Ltd	2,463
7,000	e	Daihatsu Motor Co Ltd	80
321,323		DaimlerChrysler AG.	19,930
295,135		Denso Corp	10,165
88,369	e	European Aeronautic Defence and Space Co	1,665
356,518	e	Fiat S.p.A.	5,803
297,359		Fleetwood Corp Ltd	2,635
629,644	e*	Ford Motor Co	3,029
195,907		General Dynamics Corp	16,495
163,974	e	General Motors Corp	1,886
45,278		Genuine Parts Co	1,797
188,992		GKN plc	834
38,548		Goodrich Corp	1,829
66,591	e	Harley-Davidson, Inc	2,415
31,887		Harsco Corp	1,735
44,182		Hino Motors Ltd	274
370,496	e	Honda Motor Co Ltd	12,644
25,000		Hyundai Motor Co	1,694
1,646,269		Isuzu Motors Ltd	7,928
22,945		Jardine Cycle & Carriage Ltd	288
33,995	e	JTEKT Corp	540
255,044	e	Kawasaki Heavy Industries Ltd	681
2,833,472		Keppel Corp Ltd	23,241

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
33,508	e	Lagardere S.C.A.	$1,895
243,697		Lockheed Martin Corp	24,043
42,962		Magna International, Inc	2,557
49,651		MAN AG.	5,506
145,000		Mazda Motor Corp	755
569,000	e*	Mitsubishi Motors Corp	1,036
131,875		Mitsui Engineering & Shipbuilding Co Ltd	418
373,158	e	Nabtesco Corp	5,723
26,421	e	NHK Spring Co Ltd	211
274,411		Northrop Grumman Corp	18,358
77,401	e	NSK Ltd	678
19,776		Oshkosh Truck Corp	409
128,551		Paccar, Inc	5,377
35,465	*	Pactiv Corp	753
42,556		Peugeot S.A.	2,299
252,776		Raytheon Co	14,226
49,970		Renault S.A.	4,067
485,004		Rolls-Royce Group plc	3,278
98,038	e	Scania AB (B Shares)	1,335
2,753,655		SembCorp Marine Ltd	8,208
11,961	e	Shimano, Inc	601
888,134		Siemens AG.	98,459
224,074		Singapore Technologies Engineering Ltd	454
84,000	*	Spirit Aerosystems Holdings, Inc (Class A)	1,611
24,650		Thales S.A.	1,402
9,400		Tokai Rika Co Ltd	195
227,552		Tomkins plc	681
10,896		Toyoda Gosei Co Ltd	319
30,594		Toyota Industries Corp	982
1,466,325	e	Toyota Motor Corp	69,216
378,569		United Technologies Corp	23,358
55,347	e	Volkswagen AG.	15,987
294,163	e	Volvo AB (B Shares)	3,582
33,289	e	Yamaha Motor Co Ltd	623
10,462	e	Zodiac S.A.	479
		TOTAL TRANSPORTATION EQUIPMENT	506,389

TRANSPORTATION SERVICES - 0.06%
44,265		CH Robinson Worldwide, Inc	2,427
77,716		Expeditors International Washington, Inc	3,342
18,179	e*	KarstadtQuelle AG.	212
25,000	*	Lear Corp	355
34,147		National Express Group plc	644
88,890	e	Toll Holdings Ltd	514
59,297	e	TUI AG.	1,373
		TOTAL TRANSPORTATION SERVICES	8,867

TRUCKING AND WAREHOUSING - 1.00%
3,928,895		Deutsche Post AG.	102,580
329,671	e	DSV AS	7,865
45,323		Kamigumi Co Ltd	344
19,262	e	Mitsubishi Logistics Corp	211
139,343		Nippon Express Co Ltd	669
830,909		TNT NV	28,279
199,854		United Parcel Service, Inc (Class B)	12,285
68,378		Yamato Transport Co Ltd	954
		TOTAL TRUCKING AND WAREHOUSING	153,187

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
WATER TRANSPORTATION - 0.56%
140		AP Moller - Maersk AS (Class A)	$1,710
295		AP Moller - Maersk AS (Class B)	3,598
180,000	e	Aries Maritime Transport Ltd	873
159,127		Carnival Corp	5,245
44,243		Carnival plc	1,405
1,078,000		China Shipping Development Co Ltd	3,248
135,000	e	Danaos Corp	2,970
2,390,000		DP World Ltd	2,055
110,000	e	DryShips, Inc	8,820
38,000	e	Euronav NV	1,839
2,000,000		Evergreen Marine Corp Tawain Ltd	1,586
2,682,000		Ezra Holdings Ltd	5,234
300,000	*	First Steamship Co Ltd	497
45,000	e	Frontline Ltd	3,158
169,727		Hamburger Hafen und Logistik AG.	13,183
4,983,000		International Container Term Services, Inc	3,267
102,186		Kawasaki Kisen Kaisha Ltd	960
14,869		Kuehne & Nagel International AG.	1,407
380,145		Mitsui OSK Lines Ltd	5,422
571,838	e	Neptune Orient Lines Ltd	1,360
438,636	e	Nippon Yusen Kabushiki Kaisha	4,225
175,000	e	Omega Navigation Enterprises, Inc (Class A)	2,889
36,864		Orient Overseas International Ltd	185
5,009,800		Pacific Basin Shipping Ltd	7,168
49,600	e	Royal Caribbean Cruises Ltd	1,115
155,121		Shun TAK Holdings Ltd	145
600,000		U-Ming Marine Transport Corp	1,579
		TOTAL WATER TRANSPORTATION	85,143

WHOLESALE TRADE-DURABLE GOODS - 0.74%
76,034	*	Arrow Electronics, Inc	2,336
85,482	e	Assa Abloy AB (Class B)	1,230
281,887		Banpu PCL	4,564
30,951		BorgWarner, Inc	1,374
86,488		Bunzl plc	1,123
12,471	e	Canon Marketing Japan, Inc	219
1,161,000		China High Speed Transmission Equipment Group Co Ltd	2,383
179		D'ieteren S.A.	49
87,110		Finning International Inc	2,178
199,884	e*	Fortescue Metals Group Ltd	2,271
413,663		Itochu Corp	4,410
440,881	e	Li & Fung Ltd	1,330
11,698	e	Martin Marietta Materials, Inc	1,212
548,298		Mitsubishi Corp	18,067
1,040,709		Mitsui & Co Ltd	22,970
385,005	e	Nissan Motor Co Ltd	3,198
32,849	*	Patterson Cos, Inc	965
15,680		Prysmian S.p.A.	396
3,481,000		PT Astra International Tbk	7,286
900,000	*	Rajesh Exports Ltd	1,226
23,161		Rautaruukki Oyj	1,051
16,000		Reliance Steel & Aluminum Co	1,233
1,031	e	Rockwool International AS (B Shares)	132

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
59,332	e	Schneider Electric S.A.	$6,383
152,244		Sims Group Ltd	6,088
183,547	e	Sumitomo Corp	2,411
277,600	e	Ulvac, Inc	9,754
19,806	e	Valeo S.A.	634
19,063		W.W. Grainger, Inc	1,559
100,868		Wesfarmers Ltd	3,604
23,081		Wesfarmers Ltd	832
180,744		Wolseley plc	1,347
		TOTAL WHOLESALE TRADE-DURABLE GOODS	113,815

WHOLESALE TRADE-NONDURABLE GOODS - 0.76%
25,899,000	*	Alliance Global Group, Inc	1,729
27,213	e	Billabong International Ltd	281
14,261		Brown-Forman Corp (Class B)	1,078
310,750		Cardinal Health, Inc	16,028
12,035	e	Casino Guichard Perrachon S.A.	1,359
22,770		Celesio AG.	822
3,186,000		Dalian Port PDA Co Ltd	1,776
12,804	e	Danisco AS	821
38,964	*	Dean Foods Co	764
1,042,515		Esprit Holdings Ltd	10,855
2,359,073		Foster's Group Ltd	11,468
154,951		Gazprom (ADR)	8,951
56,377	*	Gildan Activewear, Inc	1,449
37,000		Hanwha Corp	1,306
23,702	*	Henry Schein, Inc	1,222
388,795		Kikkoman Corp	4,749
60,108		KT&G Corp	5,174
150,000	e	Macquarie Infrastructure Co LLC	3,794
1,620,267		Marubeni Corp	13,515
111,134	e	Metcash Ltd	394
49,097	e	Metro Inc	1,167
214,400		Nippon Oil Corp	1,444
34,000		Reliance Industries Ltd	1,658
75,100		San-A Co Ltd	2,393
10,971		Suzuken Co Ltd	405
162,189		Sysco Corp	4,462
30,000		Terra Industries, Inc	1,481
436,648	e	Unilever NV	12,348
149,000		Unilever NV	4,232
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	117,125

		TOTAL COMMON STOCKS	15,223,641
		(Cost $15,905,329)

RIGHTS/WARRANTS - 0.01%

DEPOSITORY INSTITUTIONS - 0.00%**
10	v*	UBS AG.	-	^
		TOTAL DEPOSITORY INSTITUTIONS	-	^

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.00%**
21,118	e*	Zardoya Otis S.A.	44
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	44

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
INSURANCE AGENTS, BROKERS AND SERVICE - 0.00%**
403,879	*	HBOS plc	$87
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	87

NONDEPOSITORY INSTITUTIONS - 0.01%
315,000	*	Heckmann Corp (expires 11/9/11)	803
261,000	*	Marathon Acquisition Corp (Expires 8/24/10)	235
		TOTAL NONDEPOSITORY INSTITUTIONS	1,038

PRIMARY METAL INDUSTRIES - 0.00%**
10,913	m,v	Dowa Mining	-	^
		TOTAL PRIMARY METAL INDUSTRIES	-	^

REAL ESTATE - 0.00% **
556,400	*	SP Setia BHD (Expires 1/21/13)	72
		TOTAL REAL ESTATE	72

		TOTAL RIGHTS/WARRANTS	1,241
		(Cost $930)

SHORT-TERM INVESTMENTS - 10.45%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.45%

CERTIFICATE OF DEPOSITS - 1.98%
		BNP Paribas	24,999
		Banco Santander	39,962
		Bank Of Scotland plc	14,993
		Bank Of Scotland plc	17,978
		Barclays Bank plc	17,992
		Deutsche Bank	49,997
		Royal Bank of Scotland	44,963
		Societe Generale	10,002
		Societe Generale	17,995
		US Bank	49,964
		Westpac Banking Corp	14,989
		TOTAL CERTIFICATE OF DEPOSITS	303,834

COMMERCIAL PAPER - 0.29%
		Gemini Corp	19,979
		Grampian Funding Ltd	24,971
		TOTAL COMMERCIAL PAPER	44,950

MONEY MARKET INSTRUMENTS - 0.82%
		State Street Navigator Securities Lending Prime Portfolio	125,903
		TOTAL MONEY MARKET INSTRUMENTS	125,903

REPURCHASE AGREEMENTS - 3.10%
		Bank Of America	50,000
		Deutsche Bank	100,000
		Goldman Sachs	75,413
		JPMorgan Chase & Co.	100,000
		Salomon Bros.	75,000
		UBS AG.	75,000
			475,413

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

	VALUE
SHARES	(000)

VARIABLE NOTES - 4.26%
American Express Credit Account Master Trust	$4,980
American Express Credit Account Master Trust	13,777
American Express Credit Account Master Trust	10,791
American Express Credit Account Master Trust	14,914
ARG Funding Corp	-	^
BA Credit Card Trust	14,788
BA Credit Card Trust	10,819
BA Credit Card Trust	10,027
Bank of America NA	29,929
Bank One Issuance Trust	4,916
Barclays Bank Plc/NY	29,979
Brunel Residential Mortgage Securitisation PLC	8,898
Capital One Multi-Asset Execution Trust	2,993
Capital One Multi-Asset Execution Trust	2,992
Capital One Multi-Asset Execution Trust	7,876
Capital One Multi-Asset Execution Trust	29,676
Capital One Multi-Asset Execution Trust	5,018
Chase Issuance Trust	4,923
Chase Issuance Trust	3,813
Chase Issuance Trust	8,767
Chase Issuance Trust	17,957
Citibank Credit Card Issuance Trust	19,679
Citibank Credit Card Issuance Trust	12,052
Citigroup Funding Inc	19,849
Discover Card Master Trust	9,980
Discover Card Master Trust	7,027
Discover Card Master Trust I	2,964
Discover Card Master Trust I	11,757
Discover Card Master Trust I	2,936
Discover Card Master Trust I	14,679
Discover Card Master Trust I	2,975
Discover Card Master Trust I	1,969
GE Dealer Floorplan Master Note Trust	6,968
GE Equipment Midticket LLC	7,828
General Electric Capital Corp	5,918
General Electric Capital Corp	3,952
General Electric Capital Corp	19,750
General Electric Capital Corp	9,965
General Electric Capital Corp	2,939
Granite Master Issuer PLC	6,812
Granite Master Issuer PLC	5,866
JPMorgan Chase & Co	21,995
JPMorgan Chase & Co	19,946
Medallion Trust	3,036
Nelnet Student Loan Trust	12,843
Nelnet Student Loan Trust	6,432
Nelnet Student Loan Trust	4,971
Permanent Financing PLC	16,748
Permanent Financing PLC	4,926
Permanent Master Issuer PLC	24,247
Puma Finance Ltd	7,084

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
		Rabobank Nederland NV	$24,956
		SLM Student Loan Trust	9,898
		SLM Student Loan Trust	7,942
		SLM Student Loan Trust	29,083
		Wachovia Corp	9,848
		Wachovia Student Loan Trust	12,000
		Wells Fargo & Co	7,978
		World Omni Auto Receivables Trust	14,258
		TOTAL VARIABLE NOTES	651,889

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	1,601,989

		TOTAL SHORT-TERM INVESTMENTS	1,601,989
		(Cost $1,601,989)

		TOTAL PORTFOLIO - 109.98%	16,852,440
		(Cost $17,532,843)

		OTHER ASSETS & LIABILITIES, NET - (9.98)%	(1,529,096)

		NET ASSETS - 100.00%	$15,323,344

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	LLC	Limited Liability Company
	plc	Public Limited Company
	SPDR	Standard & Poor's Depository Receipt

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933
		and may be resold in transactions exempt from registration
		to qualified institutional buyers.
		At June 30, 2008, the value of these securities amounted to $13,421,871 or 0.09% of net assets.
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

		Cost amounts are in thousands.

		At June 30, 2008, the unrealized depreciation on investments was $680,403,093, consisting of
		gross unrealized appreciation of $1,386,874,568 and gross unrealized depreciation of $2,067,277,661.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
Summary of Market Values by Country
June 30, 2008
		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES	$8,626,561,537	51.19%
TOTAL DOMESTIC	8,626,561,537	51.19

FOREIGN
AFGHANISTAN	5,859,250	0.04
AUSTRALIA	406,091,665	2.41
AUSTRIA	35,473,420	0.21
BELGIUM	40,021,989	0.24
BERMUDA	20,880,102	0.12
BRAZIL	78,607,114	0.47
CANADA	661,347,487	3.92
CHINA	96,330,100	0.57
CZECH REPUBLIC	1,776,235	0.01
DENMARK	60,997,066	0.36
EGYPT	606,470	0.00
FINLAND	82,095,559	0.49
FRANCE	868,232,800	5.15
GERMANY	795,059,857	4.72
GREECE	36,598,747	0.22
HONG KONG	115,340,239	0.68
INDIA	30,908,272	0.18
INDONESIA	16,984,832	0.10
IRELAND	19,872,892	0.12
ISLE OF MAN	3,830,516	0.02
ISRAEL	35,149,210	0.21
ITALY	228,928,421	1.36
JAPAN	1,204,492,771	7.15
KOREA, REPUBLIC OF	39,350,181	0.23
LUXEMBOURG	1,998,975	0.01
MALAYSIA	43,962,182	0.26
MEXICO	1,360,794	0.01
NETHERLANDS	222,213,643	1.32
NEW ZEALAND	1,901,851	0.01
NORWAY	57,281,309	0.34
PANAMA	5,244,826	0.03
PERU	2,627,839	0.02
PHILIPPINES	32,416,318	0.19
PORTUGAL	14,553,614	0.09
RUSSIA	40,043,279	0.24
SINGAPORE	140,663,221	0.83
SOUTH AFRICA	12,195,295	0.07
SPAIN	259,386,416	1.54
SWEDEN	155,302,297	0.92
SWITZERLAND	614,296,624	3.65
TAIWAN	65,676,142	0.39
THAILAND	47,196,014	0.28
UNITED ARAB EMIRATES	2,055,400	0.01
UNITED KINGDOM	1,620,667,099	9.62
TOTAL FOREIGN	8,225,878,333	48.81
TOTAL PORTFOLIO	$16,852,439,870	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2008

			VALUE
SHARES			(000)

COMMON STOCKS - 99.14%

AMUSEMENT AND RECREATION SERVICES - 1.15%
904,737	*	Activision, Inc	$30,823
158,935		Nintendo Co Ltd	90,128
64,438	*	Penn National Gaming, Inc	2,072
633,905		Walt Disney Co	19,778
27,125	e	Warner Music Group Corp	194
		TOTAL AMUSEMENT AND RECREATION SERVICES	142,995

APPAREL AND ACCESSORY STORES - 0.61%
76,886	e	Abercrombie & Fitch Co (Class A)	4,819
271,000	e*	Aeropostale, Inc	8,490
108,750		American Eagle Outfitters, Inc	1,482
20,566	e*	AnnTaylor Stores Corp	493
216,421		Gap, Inc	3,608
277,739	*	Hanesbrands, Inc	7,538
212,277	*	Kohl's Corp	8,500
167,625	e	Limited Brands, Inc	2,824
476,990	e	Nordstrom, Inc	14,453
560,199		Ross Stores, Inc	19,898
100,165	*	Urban Outfitters, Inc	3,124
		TOTAL APPAREL AND ACCESSORY STORES	75,229

APPAREL AND OTHER TEXTILE PRODUCTS - 0.13%
309,246	e	Guess ?, Inc	11,582
40,694		Phillips-Van Heusen Corp	1,490
52,266		Polo Ralph Lauren Corp	3,281
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	16,353

AUTO REPAIR, SERVICES AND PARKING - 0.01%
16,021	*	Hertz Global Holdings, Inc	154
16,978		Ryder System, Inc	1,169
		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,323

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
82,598		Advance Auto Parts	3,207
117,226	*	Autozone, Inc	14,186
189,988	e*	Carmax, Inc	2,696
60,253	*	Copart, Inc	2,580
28,675	*	O'Reilly Automotive, Inc	641
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	23,310

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.24%
116,221		Fastenal Co	5,016
1,214,000		Lowe's Cos, Inc	25,191
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	30,207

BUSINESS SERVICES - 12.04%
1,118,192		Accenture Ltd (Class A)	45,533
1,806,763	*	Adobe Systems, Inc	71,168

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
22,406	*	Affiliated Computer Services, Inc (Class A)	$1,198
151,369	e*	Akamai Technologies, Inc	5,266
71,384	e*	Alliance Data Systems Corp	4,037
75,504	*	Amdocs Ltd	2,221
70,535	*	Ansys, Inc	3,324
202,202	*	Autodesk, Inc	6,836
466,446		Automatic Data Processing, Inc	19,544
506,779	*	BMC Software, Inc	18,244
38,726		Brink's Co	2,533
285,185		CA, Inc	6,585
57,923	e*	Cerner Corp	2,617
57,005	*	ChoicePoint, Inc	2,748
166,419	*	Citrix Systems, Inc	4,894
36,357	e*	Clear Channel Outdoor Holdings, Inc (Class A)	648
259,884	*	Cognizant Technology Solutions Corp (Class A)	8,449
144,212	*	Compuware Corp	1,376
32,699	e*	DST Systems, Inc	1,800
2,337,489	*	eBay, Inc	63,884
286,473	*	Electronic Arts, Inc	12,728
62,548		Equifax, Inc	2,103
29,422	*	Equinix, Inc	2,625
708,000	*	Expedia, Inc	13,013
8,305,602		Experian Group Ltd	61,428
71,172	e*	F5 Networks, Inc	2,023
38,065	e	Factset Research Systems, Inc	2,145
39,790		Fidelity National Information Services, Inc	1,469
147,035	*	Fiserv, Inc	6,671
20,464	*	Getty Images, Inc	694
503,071	*	Google, Inc (Class A)	264,827
51,211	e*	HLTH Corp	580
38,954	*	IHS, Inc (Class A)	2,711
36,360		IMS Health, Inc	847
363,509	*	Interpublic Group of Cos, Inc	3,126
1,729,209	*	Intuit, Inc	47,674
155,731	e*	Iron Mountain, Inc	4,135
472,388	*	Juniper Networks, Inc	10,478
240,895	e*	Kinetic Concepts, Inc	9,614
70,427	e*	Lamar Advertising Co (Class A)	2,537
90,447		Manpower, Inc	5,268
248,817	e	Mastercard, Inc (Class A)	66,066
132,058	*	McAfee, Inc	4,494
10,969,335	d	Microsoft Corp	301,766
110,022	e*	Monster Worldwide, Inc	2,268
89,021	*	NAVTEQ Corp	6,855
135,675	*	NCR Corp	3,419
143,045	*	Novell, Inc	842
154,973	*	Nuance Communications, Inc	2,428
1,091,135		Omnicom Group, Inc	48,970
7,442,286	*	Oracle Corp	156,288
168,817	e*	Red Hat, Inc	3,493
127,625		Robert Half International, Inc	3,059
94,573	*	Salesforce.com, Inc	6,453
131,318	e*	Sohu.com, Inc	9,250
639,700	*	Symantec Corp	12,378
470,000	*	Synopsys, Inc	11,238

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
150,767		Total System Services, Inc	$3,350
176,353	*	Unisys Corp	697
175,180	e*	VeriSign, Inc	6,622
666,162		Visa, Inc (Class A)	54,166
37,324	e*	VMware, Inc (Class A)	2,010
125,440		Waste Management, Inc	4,730
7,776	e*	WebMD Health Corp (Class A)	217
2,496,985	*	Yahoo!, Inc	51,588
		TOTAL BUSINESS SERVICES	1,492,248

CHEMICALS AND ALLIED PRODUCTS - 12.38%
2,907,190		Abbott Laboratories	153,994
5,637	*	Abraxis Bioscience, Inc	358
515,178		Air Products & Chemicals, Inc	50,931
82,335		Albemarle Corp	3,286
10,880		Alberto-Culver Co	286
22,548	e*	APP Pharmaceuticals, Inc	377
2,599,505		Avon Products, Inc	93,634
28,735	*	Barr Pharmaceuticals, Inc	1,295
473,141	*	Biogen Idec, Inc	26,444
88,694	*	BioMarin Pharmaceuticals, Inc	2,570
1,626,137		Bristol-Myers Squibb Co	33,385
747,323		Celanese Corp (Series A)	34,123
60,786	e*	Cephalon, Inc	4,054
106,815		CF Industries Holdings, Inc	16,321
27,818	*	Charles River Laboratories International, Inc	1,778
16,100		Chemtura Corp	94
59,776		Church & Dwight Co, Inc	3,368
38,307		Clorox Co	2,000
1,605,593		Colgate-Palmolive Co	110,947
156,926		Ecolab, Inc	6,746
85,370		Eli Lilly & Co	3,941
88,111	e	Estee Lauder Cos (Class A)	4,093
26,063		FMC Corp	2,018
23,848	*	Forest Laboratories, Inc	829
1,323,550	*	Genentech, Inc	100,457
240,505	*	Genzyme Corp	17,321
3,001,337	*	Gilead Sciences, Inc	158,921
22,812	*	Hospira, Inc	915
15,566		Huntsman Corp	177
54,042	*	Idexx Laboratories, Inc	2,634
33,358	e*	ImClone Systems, Inc	1,350
72,357		International Flavors & Fragrances, Inc	2,826
35,219	*	Inverness Medical Innovations, Inc	1,168
405,292	*	Invitrogen Corp	15,912
146,000		Lubrizol Corp	6,764
2,762,424		Merck & Co, Inc	104,116
1,560,905		Monsanto Co	197,361
241,703		Mosaic Co	34,974
589,956	e	Mylan Laboratories, Inc	7,121
118,456	e	Nalco Holding Co	2,505
23,552	*	NBTY, Inc	755
70,157		Perrigo Co	2,229
60,000		Potash Corp of Saskatchewan	13,920
15,360		PPG Industries, Inc	881
638,776		Praxair, Inc	60,198

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
1,250,010		Procter & Gamble Co	$76,013
100,497		Rohm & Haas Co	4,667
2,241,699		Schering-Plough Corp	44,139
30,638		Scotts Miracle-Gro Co (Class A)	538
93,213	e*	Sepracor, Inc	1,857
205,222	e	Sherwin-Williams Co	9,426
61,093		Sigma-Aldrich Corp	3,291
2,072,407		Teva Pharmaceutical Industries Ltd (ADR)	94,916
75,957	*	VCA Antech, Inc	2,110
126,554	*	Vertex Pharmaceuticals, Inc	4,236
78,254	e*	Warner Chilcott Ltd (Class A)	1,326
50,303	*	Watson Pharmaceuticals, Inc	1,367
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,533,263

COAL MINING - 0.96%
63,281	*	Alpha Natural Resources, Inc	6,600
129,635		Arch Coal, Inc	9,726
164,439		Consol Energy, Inc	18,478
71,764		Massey Energy Co	6,728
498,055		Peabody Energy Corp	43,854
575,926	e	Sasol Ltd (ADR)	33,945
		TOTAL COAL MINING	119,331

COMMUNICATIONS - 1.44%
1,497,697	*	American Tower Corp (Class A)	63,278
32,369	*	Central European Media Enterprises Ltd (Class A)	2,930
61,419	e	Citizens Communications Co	696
54,063	*	Clearwire Corp (Class A)	701
736,783		Comcast Corp (Class A)	13,977
56,544	*	Crown Castle International Corp	2,190
42,661	*	CTC Media, Inc	1,052
897,332	*	DIRECTV Group, Inc	23,250
550,095	*	DISH Network Corp (Class A)	16,107
65,741		Embarq Corp	3,108
68,850		Global Payments, Inc	3,208
20,037	*	IAC/InterActiveCorp	386
4,771	e*	Leap Wireless International, Inc	206
1,353,783	e*	Level 3 Communications, Inc	3,994
141,017	e*	Liberty Global, Inc (Class A)	4,432
464,816	*	Liberty Media Corp - Entertainment (Series A)	11,262
219,232	e*	MetroPCS Communications, Inc	3,883
65,254	e*	NeuStar, Inc (Class A)	1,407
151,494	*	NII Holdings, Inc	7,194
671,833		Qwest Communications International, Inc	2,640
94,626	*	SBA Communications Corp (Class A)	3,407
39,677		Telephone & Data Systems, Inc	1,876
74,948	e	Time Warner Cable, Inc (Class A)	1,985
5,714	*	US Cellular Corp	323
200,601	e	Windstream Corp	2,475
271,009	e*	XM Satellite Radio Holdings, Inc (Class A)	2,125
		TOTAL COMMUNICATIONS	178,092

DEPOSITORY INSTITUTIONS - 0.88%
353,000		Bank of New York Mellon Corp	13,354
7,273	e	Capitol Federal Financial	273
162,163		Hudson City Bancorp, Inc	2,705

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
80,858	*	Metavante Technologies, Inc	$1,829
346,826		Northern Trust Corp	23,782
92,821		State Street Corp	5,940
2,474,275		Western Union Co	61,164
		TOTAL DEPOSITORY INSTITUTIONS	109,047

EATING AND DRINKING PLACES - 1.24%
90,366	e	Brinker International, Inc	1,708
72,180		Burger King Holdings, Inc	1,934
29,658	*	Chipotle Mexican Grill, Inc (Class A)	2,450
477,709		Darden Restaurants, Inc	15,258
1,281,787		McDonald's Corp	72,062
654,828	*	Starbucks Corp	10,307
166,533	e	Tim Hortons, Inc	4,778
75,164	e	Wendy's International, Inc	2,046
1,236,464		Yum! Brands, Inc	43,387
		TOTAL EATING AND DRINKING PLACES	153,930

EDUCATIONAL SERVICES - 0.11%
124,544	*	Apollo Group, Inc (Class A)	5,512
55,153		DeVry, Inc	2,957
35,200	e*	ITT Educational Services, Inc	2,909
12,779		Strayer Education, Inc	2,672
		TOTAL EDUCATIONAL SERVICES	14,050

ELECTRIC, GAS, AND SANITARY SERVICES - 1.78%
604,279	*	AES Corp	11,608
151,207		Allegheny Energy, Inc	7,577
994,000	*	Allied Waste Industries, Inc	12,544
318,460	*	Calpine Corp	7,185
187,059		Centerpoint Energy, Inc	3,002
247,709		Constellation Energy Group, Inc	20,337
103,270	*	Covanta Holding Corp	2,756
12,810	e	DPL, Inc	338
135,105		El Paso Corp	2,937
12,168		Energen Corp	949
121,984		Entergy Corp	14,697
423,498		Exelon Corp	38,098
119,834	e*	Mirant Corp	4,692
393,040	*	NRG Energy, Inc	16,861
335,636		PPL Corp	17,544
457,533		Public Service Enterprise Group, Inc	21,015
126,145		Questar Corp	8,961
126,619	e	Republic Services, Inc	3,761
49,519		Sierra Pacific Resources	629
77,556	*	Stericycle, Inc	4,010
525,755		Williams Cos, Inc	21,193
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	220,694

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.54%
464,000		ABB Ltd	13,134
71,036	e*	Advanced Micro Devices, Inc	414
905,690		Altera Corp	18,748
93,862		Ametek, Inc	4,432
156,500		Amphenol Corp (Class A)	7,024
262,222		Analog Devices, Inc	8,331

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
1,537,274	*	Apple Computer, Inc	$257,401
255,784	*	Atmel Corp	890
59,351	*	Avnet, Inc	1,619
5,796	e	AVX Corp	66
462,548	*	Broadcom Corp (Class A)	12,623
74,520	e*	Ciena Corp	1,727
10,008,860	*	Cisco Systems, Inc	232,806
255,493		Cooper Industries Ltd (Class A)	10,092
288,276	e*	Cree, Inc	6,576
131,501	*	Cypress Semiconductor Corp	3,255
45,369	*	Dolby Laboratories, Inc (Class A)	1,828
135,228		Eaton Corp	11,490
3,931	e*	EchoStar Corp (Class A)	123
51,631	*	Energizer Holdings, Inc	3,774
118,371	*	First Solar, Inc	32,294
39,070		Harman International Industries, Inc	1,617
121,133		Harris Corp	6,116
1,179,858		Honeywell International, Inc	59,323
53,832	*	Integrated Device Technology, Inc	535
9,737,455		Intel Corp	209,161
15,022	*	International Rectifier Corp	288
39,572		Intersil Corp (Class A)	962
101,704	*	JDS Uniphase Corp	1,155
263,463		L-3 Communications Holdings, Inc	23,941
25,972		Lincoln Electric Holdings, Inc	2,044
197,807	e	Linear Technology Corp	6,443
435,020	*	LSI Logic Corp	2,671
2,374,052	*	Marvell Technology Group Ltd	41,926
532,916		Maxim Integrated Products, Inc	11,271
525,543	*	MEMC Electronic Materials, Inc	32,342
164,548	e	Microchip Technology, Inc	5,025
86,544	e*	Micron Technology, Inc	519
38,271		Molex, Inc	934
222,392		National Semiconductor Corp	4,568
309,191	*	NetApp, Inc	6,697
27,815	e*	Novellus Systems, Inc	589
1,675,367	*	Nvidia Corp	31,363
356,960	*	ON Semiconductor Corp	3,273
4,636,197		Qualcomm, Inc	205,708
94,033	e*	Rambus, Inc	1,793
445,000	e*	Renewable Energy Corp AS	11,489
688,784	*	Research In Motion Ltd	80,519
46,108	*	Silicon Laboratories, Inc	1,664
1,290,631	e*	Sirius Satellite Radio, Inc	2,478
36,283	e*	Sunpower Corp (Class A)	2,612
1,190,113		Texas Instruments, Inc	33,514
69,641	*	Varian Semiconductor Equipment Associates, Inc	2,425
252,199		Xilinx, Inc	6,368
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,429,980

ENGINEERING AND MANAGEMENT SERVICES - 2.09%
81,602	*	Aecom Technology Corp	2,654
123,301	e*	Amylin Pharmaceuticals, Inc	3,131
1,885,491	*	Celgene Corp	120,426
31,543		Corporate Executive Board Co	1,326
79,816		Fluor Corp	14,852

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
51,912	*	Genpact Ltd	$775
45,620	*	Gen-Probe, Inc	2,166
87,687	*	Hewitt Associates, Inc (Class A)	3,361
513,545	*	Jacobs Engineering Group, Inc	41,443
123,937		KBR, Inc	4,327
488,139	*	McDermott International, Inc	30,211
291,084		Paychex, Inc	9,105
116,814		Quest Diagnostics, Inc	5,662
27,762	*	SAIC, Inc	578
235,470	*	Shaw Group, Inc	14,550
110,349	*	URS Corp	4,631
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	259,198

FABRICATED METAL PRODUCTS - 0.43%
13,282	e*	Alliant Techsystems, Inc	1,350
11,444		Aptargroup, Inc	480
14,847		Ball Corp	709
424,827	*	Crown Holdings, Inc	11,041
219,629		Illinois Tool Works, Inc	10,435
391,866		Parker Hannifin Corp	27,948
17,024		Valmont Industries, Inc	1,776
		TOTAL FABRICATED METAL PRODUCTS	53,739

FOOD AND KINDRED PRODUCTS - 2.46%
354,316		Anheuser-Busch Cos, Inc	22,010
100,106		Campbell Soup Co	3,350
1,757,254		Coca-Cola Co	91,342
25,589		General Mills, Inc	1,555
826,882		H.J. Heinz Co	39,566
65,186	e*	Hansen Natural Corp	1,879
71,671	e	Hershey Co	2,349
129,976		Kellogg Co	6,241
41,153		McCormick & Co, Inc	1,468
1,893,363		PepsiCo, Inc	120,399
26,705		Tyson Foods, Inc (Class A)	399
181,905		Wrigley (Wm.) Jr Co	14,149
		TOTAL FOOD AND KINDRED PRODUCTS	304,707

FOOD STORES - 0.32%
1,246,669		Kroger Co	35,991
24,792	e*	Panera Bread Co (Class A)	1,147
122,318	e	Whole Foods Market, Inc	2,898
		TOTAL FOOD STORES	40,036

FORESTRY - 0.00%**
8,644		Rayonier, Inc	367
		TOTAL FORESTRY	367

FURNITURE AND FIXTURES - 0.02%
8,515	e	Hill-Rom Holdings, Inc	230
81,051		Johnson Controls, Inc	2,324
		TOTAL FURNITURE AND FIXTURES	2,554

FURNITURE AND HOME FURNISHINGS STORES - 0.21%
193,101	e*	Bed Bath & Beyond, Inc	5,426
367,132	*	GameStop Corp (Class A)	14,832

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
83,100	e*	Mohawk Industries, Inc	$5,327
13,799	e	Williams-Sonoma, Inc	274
		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	25,859

GENERAL BUILDING CONTRACTORS - 0.14%
12,499	*	NVR, Inc	6,250
44,989		Pulte Homes, Inc	433
101,707		Walter Industries, Inc	11,063
		TOTAL GENERAL BUILDING CONTRACTORS	17,746

GENERAL MERCHANDISE STORES - 3.05%
70,723	e*	Big Lots, Inc	2,209
648,789		Costco Wholesale Corp	45,506
10,981	e	Family Dollar Stores, Inc	219
292,000		JC Penney Co, Inc	10,597
1,525,340		Macy's, Inc	29,622
657,004		Target Corp	30,544
2,671,419		TJX Cos, Inc	84,070
3,117,351		Wal-Mart Stores, Inc	175,195
		TOTAL GENERAL MERCHANDISE STORES	377,962

HEALTH SERVICES - 1.40%
17,899		AmerisourceBergen Corp	716
425,062		Cigna Corp	15,043
17,493	*	Community Health Systems, Inc	577
56,570	e*	Covance, Inc	4,866
27,921	*	Coventry Health Care, Inc	849
78,419	*	DaVita, Inc	4,166
49,784	*	Edwards Lifesciences Corp	3,089
507,236	*	Express Scripts, Inc	31,814
140,319	*	Health Management Associates, Inc (Class A)	913
99,543	*	Laboratory Corp of America Holdings	6,931
306,840	*	Lincare Holdings, Inc	8,714
385,416		McKesson Corp	21,549
1,002,296	*	Medco Health Solutions, Inc	47,308
7,043		Omnicare, Inc	185
36,901	*	Pediatrix Medical Group, Inc	1,817
96,162		Pharmaceutical Product Development, Inc	4,125
244,168	e*	Tenet Healthcare Corp	1,358
418,923	*	WellPoint, Inc	19,966
		TOTAL HEALTH SERVICES	173,986

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.08%
129,716	*	Foster Wheeler Ltd	9,489
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	9,489

HOLDING AND OTHER INVESTMENT OFFICES - 0.70%
239,567	*	Affiliated Managers Group, Inc	21,575
25,013	e	Apartment Investment & Management Co (Class A)	852
28,628		Camden Property Trust	1,267
40,368		Digital Realty Trust, Inc	1,652
693		Duke Realty Corp	16
6,009	e	Essex Property Trust, Inc	640
17,079	e	Federal Realty Investment Trust	1,178
106,460		General Growth Properties, Inc	3,729
24,415		HCP, Inc	777

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
9,595		Health Care REIT, Inc	$427
423,700		iShares Russell 1000 Growth Index Fund	23,405
3,400	e	Kilroy Realty Corp	160
66,584		Macerich Co	4,137
7,909		Nationwide Health Properties, Inc	249
50,243	e	Plum Creek Timber Co, Inc	2,146
202,196		Simon Property Group, Inc	18,175
47,480		Taubman Centers, Inc	2,310
21,037		Ventas, Inc	896
59,003		WABCO Holdings, Inc	2,741
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	86,332

HOTELS AND OTHER LODGING PLACES - 0.29%
6,040	e	Boyd Gaming Corp	76
11,046	e	Choice Hotels International, Inc	293
94,990	e*	Las Vegas Sands Corp	4,506
262,791		Marriott International, Inc (Class A)	6,895
330,310	*	MGM Mirage	11,194
35,628	e	Orient-Express Hotels Ltd (Class A)	1,548
164,159		Starwood Hotels & Resorts Worldwide, Inc	6,578
55,413	e	Wynn Resorts Ltd	4,508
		TOTAL HOTELS AND OTHER LODGING PLACES	35,598

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.93%
164,923	*	AGCO Corp	8,644
44,277	e	Alstom RGPT	10,153
2,924,998		Applied Materials, Inc	55,838
49,825	*	Brocade Communications Systems, Inc	411
67,338		Bucyrus International, Inc (Class A)	4,917
7,212	e	Carlisle Cos, Inc	209
553,439		Caterpillar, Inc	40,855
414,298		Cummins, Inc	27,145
656,084		Deere & Co	47,323
2,029,822	*	Dell, Inc	44,413
50,495		Diebold, Inc	1,797
67,472		Donaldson Co, Inc	3,012
149,127		Dover Corp	7,213
75,724	*	Dresser-Rand Group, Inc	2,961
2,246,787	*	EMC Corp	33,005
24,225		Flowserve Corp	3,312
113,272	*	FMC Technologies, Inc	8,714
130,000	*	Gardner Denver, Inc	7,384
263,200		General Electric Co	7,025
56,064	e	Graco, Inc	2,134
4,342,394		Hewlett-Packard Co	191,977
69,072		IDEX Corp	2,545
52,941		Ingersoll-Rand Co Ltd (Class A)	1,982
1,815,708		International Business Machines Corp	215,216
276,194		International Game Technology	6,899
123,863		ITT Industries, Inc	7,844
100,877		Jabil Circuit, Inc	1,655
309,432		Joy Global, Inc	23,464
16,376		Kennametal, Inc	533
103,123	*	Lam Research Corp	3,728
42,058		Lennox International, Inc	1,218
529,985		Manitowoc Co, Inc	17,240

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
29,584	*	Oil States International, Inc	$1,877
110,370		Pall Corp	4,379
130,700		Rockwell Automation, Inc	5,715
40,681	*	SanDisk Corp	761
54,207	e*	Scientific Games Corp (Class A)	1,606
108,879	m,v*	Seagate Technology	-	^
465,101		Seagate Technology, Inc	8,897
48,064		SPX Corp	6,331
79,261	*	Teradata Corp	1,834
241,000	*	Terex Corp	12,380
34,996	e	Toro Co	1,164
113,010	*	Varian Medical Systems, Inc	5,860
430,252	*	Western Digital Corp	14,857
58,021	*	Zebra Technologies Corp (Class A)	1,894
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	858,321

INSTRUMENTS AND RELATED PRODUCTS - 6.40%
41,312	e*	Advanced Medical Optics, Inc	774
1,549,106	*	Agilent Technologies, Inc	55,055
1,220,172		Allergan, Inc	63,510
443,724		Applied Biosystems, Inc	14,856
89,525		Bard (C.R.), Inc	7,874
868,750		Baxter International, Inc	55,548
44,278		Beckman Coulter, Inc	2,990
219,610		Becton Dickinson & Co	17,854
83,394	*	Boston Scientific Corp	1,025
163,512		Danaher Corp	12,639
133,182		Dentsply International, Inc	4,901
2,687,071		Emerson Electric Co	132,876
832,717	*	Flir Systems, Inc	33,783
115,193	e	Garmin Ltd	4,935
56,243		Hillenbrand, Inc	1,204
2,606,796	*	Hologic, Inc	56,828
51,071	*	Illumina, Inc	4,449
179,901	*	Intuitive Surgical, Inc	48,465
30,725	*	Itron, Inc	3,022
1,147,202		Johnson & Johnson	73,811
143,667	e	Kla-Tencor Corp	5,849
1,010,381		Medtronic, Inc	52,287
113,845	*	Mettler-Toledo International, Inc	10,799
49,534	*	Millipore Corp	3,361
51,336		National Instruments Corp	1,456
47,524		PerkinElmer, Inc	1,324
168,743		Pitney Bowes, Inc	5,754
68,344	e*	Resmed, Inc	2,443
146,353		Rockwell Collins, Inc	7,019
356,501		Roper Industries, Inc	23,486
304,862	*	St. Jude Medical, Inc	12,463
276,762		Stryker Corp	17,403
34,780	*	Techne Corp	2,692
96,871	*	Teradyne, Inc	1,072
536,942	*	Thermo Electron Corp	29,924
109,214	e*	Trimble Navigation Ltd	3,899
87,991	*	Waters Corp	5,675
140,098	*	Zimmer Holdings, Inc	9,534
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	792,839

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)

INSURANCE AGENTS, BROKERS AND SERVICE - 0.00%**
28,734		Brown & Brown, Inc	$500
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	500

INSURANCE CARRIERS - 1.77%
661,752	*	ACE Ltd	36,456
978,604		Aetna, Inc	39,663
1,438,152		Aflac, Inc	90,316
420,851		Axis Capital Holdings Ltd	12,546
5,754		Erie Indemnity Co (Class A)	265
5,209	*	Health Net, Inc	125
344,487	*	Humana, Inc	13,700
19,652	*	Philadelphia Consolidated Holding Co	668
67,101		Prudential Financial, Inc	4,009
8,316		Transatlantic Holdings, Inc	470
192,000		Travelers Cos, Inc	8,333
407,971		UnitedHealth Group, Inc	10,709
6,595		W.R. Berkley Corp	159
36,085	*	WellCare Health Plans, Inc	1,304
		TOTAL INSURANCE CARRIERS	218,723

LEATHER AND LEATHER PRODUCTS - 0.17%
708,392	*	Coach, Inc	20,458
		TOTAL LEATHER AND LEATHER PRODUCTS	20,458

LEGAL SERVICES - 0.03%
45,106	*	FTI Consulting, Inc	3,088
		TOTAL LEGAL SERVICES	3,088

METAL MINING - 1.48%
896,573		Anglo American plc	62,970
221,411		Cleveland-Cliffs, Inc	26,390
592,300		Companhia Vale do Rio Doce (ADR)	21,216
39,636		Foundation Coal Holdings, Inc	3,511
240,400		Freeport-McMoRan Copper & Gold, Inc (Class B)	28,173
392,834		Newmont Mining Corp	20,490
24,076	*	Patriot Coal Corp	3,691
158,944	e	Southern Copper Corp	16,948
		TOTAL METAL MINING	183,389

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
448,169		Hasbro, Inc	16,009
17,534	*	Intrepid Potash, Inc	1,153
225,161		Tyco International Ltd	9,015
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	26,177

MISCELLANEOUS RETAIL - 2.86%
1,367,237	*	Amazon.com, Inc	100,259
679,913		Best Buy Co, Inc	26,924
3,106,541		CVS Corp	122,926
71,630	e*	Dick's Sporting Goods, Inc	1,271
82,550	*	Dollar Tree, Inc	2,699
38,805		MSC Industrial Direct Co (Class A)	1,712
110,729		Petsmart, Inc	2,209
34,663	*	Priceline.com, Inc	4,002

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
2,588,606		Staples, Inc	$61,479
110,829		Tiffany & Co	4,516
824,041		Walgreen Co	26,790
		TOTAL MISCELLANEOUS RETAIL	354,787

MOTION PICTURES - 0.36%
71,882	*	DreamWorks Animation SKG, Inc (Class A)	2,143
833,375		News Corp (Class A)	12,534
357,236		Time Warner, Inc	5,287
820,971	*	Viacom, Inc (Class B)	25,072
		TOTAL MOTION PICTURES	45,036

NONDEPOSITORY INSTITUTIONS - 0.45%
759,869		American Express Co	28,624
532,766	e	Freddie Mac	8,738
36,625	e	GLG Partners, Inc	286
372,102	*	SLM Corp	7,200
223,640		Textron, Inc	10,719
		TOTAL NONDEPOSITORY INSTITUTIONS	55,567

OIL AND GAS EXTRACTION - 7.49%
25,162	*	Atwood Oceanics, Inc	3,129
525,341		Baker Hughes, Inc	45,883
414,146	*	Cameron International Corp	22,923
365,815	e	Chesapeake Energy Corp	24,129
22,243	*	CNX Gas Corp	935
26,773	e*	Continental Resources, Inc	1,856
3,380,611	*	Denbury Resources, Inc	123,392
108,782	e	Diamond Offshore Drilling, Inc	15,136
12,115	*	Encore Acquisition Co	911
120,486		ENSCO International, Inc	9,728
117,749		Equitable Resources, Inc	8,132
67,690	*	Global Industries Ltd	1,214
788,470		Halliburton Co	41,844
7,130	*	Helix Energy Solutions Group, Inc	297
18,758	*	Key Energy Services, Inc	364
57,624	*	Mariner Energy, Inc	2,130
1,423,178	e*	Nabors Industries Ltd	70,063
1,248,796	*	National Oilwell Varco, Inc	110,793
241,823		Noble Corp	15,709
49,558	*	Oceaneering International, Inc	3,818
85,836		Patterson-UTI Energy, Inc	3,094
184,982	*	PetroHawk Energy Corp	8,567
256,642		Petroleo Brasileiro S.A (ADR)	14,872
88,238	*	Plains Exploration & Production Co	6,439
108,484	*	Pride International, Inc	5,130
93,234	*	Quicksilver Resources, Inc	3,603
138,848		Range Resources Corp	9,100
36,759		Rowan Cos, Inc	1,718
1,581,295		Schlumberger Ltd	169,879
2,272	*	SEACOR Holdings, Inc	203
180,723		Smith International, Inc	15,025
307,665	*	Southwestern Energy Co	14,648
22,841		St. Mary Land & Exploration Co	1,476
70,845	*	Superior Energy Services	3,906
63,387	e*	Tetra Technologies, Inc	1,503

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
3,586	e	Tidewater, Inc	$233
383,517		Transocean, Inc	58,444
31,042	*	Unit Corp	2,576
27,089	e	W&T Offshore, Inc	1,585
611,424	*	Weatherford International Ltd	30,321
38,103	*	Whiting Petroleum Corp	4,042
1,006,302		XTO Energy, Inc	68,942
		TOTAL OIL AND GAS EXTRACTION	927,692

PAPER AND ALLIED PRODUCTS - 0.09%
29,881		Greif, Inc (Class A)	1,913
154,725		Kimberly-Clark Corp	9,250
21,801		Packaging Corp of America	469
		TOTAL PAPER AND ALLIED PRODUCTS	11,632

PERSONAL SERVICES - 0.06%
292,797		H&R Block, Inc	6,266
29,875	e	Weight Watchers International, Inc	1,064
		TOTAL PERSONAL SERVICES	7,330

PETROLEUM AND COAL PRODUCTS - 3.53%
433,851		Apache Corp	60,305
42,312		Cabot Oil & Gas Corp	2,866
278,195		Devon Energy Corp	33,428
168,009		EOG Resources, Inc	22,043
1,171,948		Exxon Mobil Corp	103,284
93,572		Frontier Oil Corp	2,237
253,061		Hess Corp	31,934
39,025	e	Holly Corp	1,441
170,901		Murphy Oil Corp	16,757
10,217		Noble Energy, Inc	1,027
1,280,011		Occidental Petroleum Corp	115,022
284,000		Petroleo Brasileiro S.A. (ADR)	20,116
82,973	e*	SandRidge Energy, Inc	5,358
317,562		Suncor Energy, Inc	18,457
62,415		Sunoco, Inc	2,540
35,941	e	Tesoro Corp	710
		TOTAL PETROLEUM AND COAL PRODUCTS	437,525

PRIMARY METAL INDUSTRIES - 1.76%
195,251		AK Steel Holding Corp	13,472
569,712		Alcoa, Inc	20,293
90,996	e	Allegheny Technologies, Inc	5,394
3,684		Carpenter Technology Corp	161
13,154	*	Century Aluminum Co	875
62,814	e*	CommScope, Inc	3,315
2,323,312		Corning, Inc	53,552
47,431	*	General Cable Corp	2,886
21,998		Hubbell, Inc (Class B)	877
60,588		Nucor Corp	4,524
376,771		Precision Castparts Corp	36,309
2,493		Schnitzer Steel Industries, Inc (Class A)	286
482,005		Steel Dynamics, Inc	18,832
16,419	e	Titanium Metals Corp	230
100,295		United States Steel Corp	18,533
110,077		Vallourec	38,497
		TOTAL PRIMARY METAL INDUSTRIES	218,036

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)

PRINTING AND PUBLISHING - 0.10%
36,145		Dun & Bradstreet Corp	$3,168
37,256		John Wiley & Sons, Inc (Class A)	1,678
143,951		McGraw-Hill Cos, Inc	5,775
39,629	*	MSCI, Inc	1,438
		TOTAL PRINTING AND PUBLISHING	12,059

RAILROAD TRANSPORTATION - 1.24%
254,191		Burlington Northern Santa Fe Corp	25,391
459,119		CSX Corp	28,837
57,294	e*	Kansas City Southern Industries, Inc	2,520
381,664		Norfolk Southern Corp	23,919
965,625		Union Pacific Corp	72,905
		TOTAL RAILROAD TRANSPORTATION	153,572

REAL ESTATE - 0.05%
53,635	e*	CB Richard Ellis Group, Inc (Class A)	1,030
65,742	e	Forest City Enterprises, Inc (Class A)	2,118
70,801	e	St. Joe Co	2,430
		TOTAL REAL ESTATE	5,578

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.35%
152,000		Bayer AG.	12,789
139,556	*	Goodyear Tire & Rubber Co	2,488
475,299		Nike, Inc (Class B)	28,333
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	43,610

SECURITY AND COMMODITY BROKERS - 2.31%
87,403	e	BlackRock, Inc	15,470
120,974		Broadridge Financial Solutions, Inc	2,547
5,135,875		Charles Schwab Corp	105,491
55,163	e	CME Group, Inc	21,138
101,279	*	Corrections Corp of America	2,782
111,138	e*	E*Trade Financial Corp	349
90,265		Eaton Vance Corp	3,589
76,195		Federated Investors, Inc (Class B)	2,623
74,385		Franklin Resources, Inc	6,817
117,263		Goldman Sachs Group, Inc	20,509
404,298	*	IntercontinentalExchange, Inc	46,090
424,146		Invesco Ltd	10,171
39,564	*	Investment Technology Group, Inc	1,324
136,123		Janus Capital Group, Inc	3,603
45,061		Lazard Ltd (Class A)	1,539
44,100	e*	MF Global Ltd	278
56,565		Morgan Stanley	2,040
14,491	*	Morningstar, Inc	1,044
67,289	e*	Nasdaq Stock Market, Inc	1,787
85,279		Nymex Holdings, Inc	7,204
143,572	e	NYSE Euronext	7,273
121,078		SEI Investments Co	2,848
232,520		T Rowe Price Group, Inc	13,130
216,945	*	TD Ameritrade Holding Corp	3,925
77,941		Waddell & Reed Financial, Inc (Class A)	2,729
		TOTAL SECURITY AND COMMODITY BROKERS	286,300

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)

SPECIAL TRADE CONTRACTORS - 0.03%
121,307	*	Quanta Services, Inc	$4,036
		TOTAL SPECIAL TRADE CONTRACTORS	4,036

STONE, CLAY, AND GLASS PRODUCTS - 0.50%
633,271		3M Co	44,069
38,573	e	Eagle Materials, Inc	977
120,380		Gentex Corp	1,738
328,870	*	Owens-Illinois, Inc	13,711
33,303	*	USG Corp	985
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	61,480

TOBACCO PRODUCTS - 1.39%
2,030,440		Altria Group, Inc	41,746
82,100	*	Lorillard, Inc	5,678
2,524,109		Philip Morris International, Inc	124,666
		TOTAL TOBACCO PRODUCTS	172,090

TRANSPORTATION BY AIR - 0.02%
115,851	e*	AMR Corp	593
19,577	e	Copa Holdings S.A. (Class A)	551
132,443	*	Delta Air Lines, Inc	755
		TOTAL TRANSPORTATION BY AIR	1,899

TRANSPORTATION EQUIPMENT - 2.43%
211,700		Autoliv, Inc	9,869
79,914	*	BE Aerospace, Inc	1,861
1,563,488		Boeing Co	102,752
241,984		Goodrich Corp	11,485
188,919	e	Harley-Davidson, Inc	6,850
73,544		Harsco Corp	4,002
540,288		Lockheed Martin Corp	53,305
278,264		Northrop Grumman Corp	18,616
46,642		Oshkosh Truck Corp	965
328,450		Paccar, Inc	13,739
461,181		Raytheon Co	25,955
119,440	*	Spirit Aerosystems Holdings, Inc (Class A)	2,291
10,316	e	Thor Industries, Inc	219
799,329		United Technologies Corp	49,319
		TOTAL TRANSPORTATION EQUIPMENT	301,228

TRANSPORTATION SERVICES - 0.15%
153,450		CH Robinson Worldwide, Inc	8,415
191,846		Expeditors International Washington, Inc	8,249
4,678		GATX Corp	207
82,429		UTI Worldwide, Inc	1,645
		TOTAL TRANSPORTATION SERVICES	18,516

TRUCKING AND WAREHOUSING - 0.35%
6,782		Con-way, Inc	320
76,975	e	J.B. Hunt Transport Services, Inc	2,562
46,682		Landstar System, Inc	2,578
615,318		United Parcel Service, Inc (Class B)	37,824
		TOTAL TRUCKING AND WAREHOUSING	43,284

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
WATER TRANSPORTATION - 0.06%
80,103		Carnival Corp			$2,640
43,258	e	Frontline Ltd			3,019
45,280	*	Kirby Corp			2,173
		TOTAL WATER TRANSPORTATION			7,832

WHOLESALE TRADE-DURABLE GOODS - 0.17%
7,487	*	Arrow Electronics, Inc			230
91,252		BorgWarner, Inc			4,050
121,842	*	LKQ Corp			2,202
34,681	e	Martin Marietta Materials, Inc			3,593
112,964	*	Patterson Cos, Inc			3,320
6,828	*	Tech Data Corp			231
68,858		W.W. Grainger, Inc			5,632
27,731	*	WESCO International, Inc			1,110
		TOTAL WHOLESALE TRADE-DURABLE GOODS			20,368

WHOLESALE TRADE-NONDURABLE GOODS - 0.51%
74,488		Airgas, Inc			4,349
54,350	e*	Bare Escentuals, Inc			1,018
55,303		Brown-Forman Corp (Class B)			4,179
240,161		Cardinal Health, Inc			12,387
34,016	*	Central European Distribution Corp			2,522
95,208	*	Dean Foods Co			1,868
99,159	*	Endo Pharmaceuticals Holdings, Inc			2,399
76,421	*	Henry Schein, Inc			3,941
58,661	e	Herbalife Ltd			2,273
535,500		Sysco Corp			14,732
268,160		Terra Industries, Inc			13,234
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			62,902

		TOTAL COMMON STOCKS			12,283,479
		(Cost $11,989,813)

PRINCIPAL

SHORT-TERM INVESTMENTS - 4.10%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.92%
$ 113,400,000		Federal Home Loan Bank (FHLB)	0.000%	07/01/08	113,400
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			113,400

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.18%
394,572,207		State Street Navigator Securities Lending Prime Portfolio			394,572
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			394,572

		TOTAL SHORT-TERM INVESTMENTS			507,972
		(Cost $507,972)

		TOTAL PORTFOLIO - 103.24%			12,791,451
		(Cost $12,497,785)
		OTHER ASSETS & LIABILITIES, NET - (3.24%)			(401,212)

		NET ASSETS - 100.00%			$ 12,390,239

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

The following abbreviations are used in portfolio descriptions:
ADR	American Depositary Receipt.
plc	Public Limited Company

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on futures contracts in the amount of $5,887,953.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

At June 30, 2008, the unrealized appreciation on investments was $293,665,702, consisting of gross unrealized appreciation of $1,089,928,362 and gross unrealized depreciation of $796,262,660.

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	(DEPRECIATION)

E mini S&P 500 Index	1,264	$ 80,965,520	September 2008	$ (4,047,652)

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
Summary of Market Values by Country
June 30, 2008

		% OF
		MARKET
COUNTRY	VALUE	VALUE
DOMESTIC
UNITED STATES	$12,135,243,847	94.87%
TOTAL DOMESTIC	12,135,243,847	94.87

FOREIGN
BERMUDA	39,386,283	0.31
BRAZIL	56,204,310	0.45
CANADA	117,673,361	0.92
CHINA	9,250,040	0.07
FRANCE	48,650,119	0.38
GERMANY	12,789,002	0.10
ISRAEL	94,916,241	0.74
JAPAN	90,127,759	0.70
NORWAY	11,489,187	0.09
PANAMA	3,191,483	0.02
RUSSIA	1,052,020	0.01
SOUTH AFRICA	33,945,078	0.27
SWITZERLAND	13,133,911	0.10
UNITED KINGDOM	124,398,005	0.97
TOTAL FOREIGN	656,206,799	5.13
TOTAL PORTFOLIO	$12,791,450,646	100.00%

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2008

			VALUE
SHARES			(000)

COMMON STOCKS - 99.10%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
30,203	e*	Chiquita Brands International, Inc	458
2,482		Griffin Land & Nurseries, Inc	$76
		TOTAL AGRICULTURAL PRODUCTION-CROPS	534

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
9,280	e	Cal-Maine Foods, Inc	306
32,410	e	Pilgrim's Pride Corp	421
269	e	Seaboard Corp	417
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	1,144

AGRICULTURAL SERVICES - 0.00% **
8,402	e*	Cadiz, Inc	135
7,129		Calavo Growers, Inc	87
		TOTAL AGRICULTURAL SERVICES	222

AMUSEMENT AND RECREATION SERVICES - 0.58%
213,226	*	Activision, Inc	7,265
39,264	e*	Bally Technologies, Inc	1,327
6,588		Churchill Downs, Inc	230
9,373	e	Dover Downs Gaming & Entertainment, Inc	60
10,886		Dover Motorsports, Inc	55
24,506		International Speedway Corp (Class A)	956
22,402	e*	Leapfrog Enterprises, Inc	186
25,080	e*	Life Time Fitness, Inc	741
49,611	e*	Live Nation, Inc	525
35,065	e*	Marvel Entertainment, Inc	1,127
51,861	*	Penn National Gaming, Inc	1,667
43,754	e*	Pinnacle Entertainment, Inc	459
51,146	e*	Six Flags, Inc	59
9,984	e	Speedway Motorsports, Inc	203
11,514	e*	Town Sports International Holdings, Inc	108
1,369,578		Walt Disney Co	42,731
39,735	e	Warner Music Group Corp	284
53,876	v*	Westwood One, Inc	65
29,786	e*	WMS Industries, Inc	887
14,269	e	World Wrestling Entertainment, Inc	221
		TOTAL AMUSEMENT AND RECREATION SERVICES	59,156

APPAREL AND ACCESSORY STORES - 0.49%
62,025		Abercrombie & Fitch Co (Class A)	3,888
47,661	*	Aeropostale, Inc	1,493
124,208		American Eagle Outfitters, Inc	1,693
42,385	*	AnnTaylor Stores Corp	1,016
27,659	e	Bebe Stores, Inc	266
32,106	e	Brown Shoe Co, Inc	435
10,318	e	Buckle, Inc	472
8,748	*	Cache, Inc	94

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
38,598	*	Carter's, Inc	$533
25,746	e*	Casual Male Retail Group, Inc	79
21,208		Cato Corp (Class A)	302
18,007	*	Charlotte Russe Holding, Inc	320
84,814	e*	Charming Shoppes, Inc	389
124,859	*	Chico's FAS, Inc	670
17,847	e*	Children's Place Retail Stores, Inc	644
27,159	e	Christopher & Banks Corp	184
9,666	e*	Citi Trends, Inc	219
45,917	e*	Collective Brands, Inc	534
33,313	e*	Dress Barn, Inc	446
12,248	e*	DSW, Inc (Class A)	144
34,177	e	Finish Line, Inc (Class A)	297
110,542		Foot Locker, Inc	1,376
350,077		Gap, Inc	5,836
69,057	*	Hanesbrands, Inc	1,874
31,627	*	HOT Topic, Inc	171
29,487	e*	J Crew Group, Inc	973
15,736	e*	Jo-Ann Stores, Inc	362
12,803	e*	JOS A Bank Clothiers, Inc	342
222,102	*	Kohl's Corp	8,893
204,693		Limited Brands, Inc	3,449
15,006	*	New York & Co, Inc	137
130,858	e	Nordstrom, Inc	3,965
49,497	e*	Pacific Sunwear Of California, Inc	422
95,910		Ross Stores, Inc	3,407
5,056	e*	Shoe Carnival, Inc	60
30,798		Stage Stores, Inc	359
4,598		Syms Corp	63
16,391	e	Talbots, Inc	190
17,529	e*	Tween Brands, Inc	289
23,577	e*	Under Armour, Inc (Class A)	605
81,421	e*	Urban Outfitters, Inc	2,540
60,082	*	Wet Seal, Inc (Class A)	287
		TOTAL APPAREL AND ACCESSORY STORES	49,718

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
9,339	e	Columbia Sportswear Co	343
9,368	e*	G-III Apparel Group Ltd	116
43,320	e	Guess ?, Inc	1,622
20,403	*	Gymboree Corp	818
60,626		Jones Apparel Group, Inc	834
68,168	e	Liz Claiborne, Inc	964
11,600	e*	Lululemon Athletica, Inc	337
13,600	e*	Maidenform Brands, Inc	184
36,843		Phillips-Van Heusen Corp	1,349
40,291	e	Polo Ralph Lauren Corp	2,529
88,227	*	Quiksilver, Inc	866
12,072	e*	True Religion Apparel, Inc	322
63,199		VF Corp	4,499
33,246	*	Warnaco Group, Inc	1,465
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	16,248

AUTO REPAIR, SERVICES AND PARKING - 0.08%
7,541	e*	Amerco, Inc	359
19,858	e*	Dollar Thrifty Automotive Group, Inc	188

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
52,808	e*	Exide Technologies	$885
13,635	*	Federal Mogul Corp (Class A)	220
226,879	*	Hertz Global Holdings, Inc	2,178
10,010	e*	Midas, Inc	135
12,456		Monro Muffler, Inc	193
41,149		Ryder System, Inc	2,834
7,402	*	Standard Parking Corp	135
28,100	*	Wright Express Corp	697
		TOTAL AUTO REPAIR, SERVICES AND PARKING	7,824

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
68,507		Advance Auto Parts	2,660
6,968	*	America's Car-Mart, Inc	125
18,263		Asbury Automotive Group, Inc	235
82,991	e*	Autonation, Inc	832
29,562	*	Autozone, Inc	3,577
155,144	e*	Carmax, Inc	2,201
48,263	*	Copart, Inc	2,067
32,325	e*	CSK Auto Corp	339
11,554	e*	MarineMax, Inc	83
82,967	*	O'Reilly Automotive, Inc	1,854
29,308	e	Penske Auto Group, Inc	432
21,664	e*	Rush Enterprises, Inc (Class A)	260
21,187	e	Sonic Automotive, Inc (Class A)	273
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	14,938

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.54%
9,000	e*	Builders FirstSource, Inc	48
53,181	e*	Central Garden and Pet Co (Class A)	218
92,895	e	Fastenal Co	4,009
1,210,782		Home Depot, Inc	28,357
1,050,767		Lowe's Cos, Inc	21,803
6,760	*	Lumber Liquidators, Inc	88
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	54,523

BUSINESS SERVICES - 7.37%
274,681	*	3Com Corp	582
10,702	e*	3D Systems Corp	102
30,587	e	Aaron Rents, Inc	683
34,759		ABM Industries, Inc	773
429,258		Accenture Ltd (Class A)	17,479
27,282	e*	ACI Worldwide, Inc	480
40,528	e*	Actuate Corp	158
44,925	e	Acxiom Corp	516
16,355	e	Administaff, Inc	456
386,959	*	Adobe Systems, Inc	15,242
12,368	e*	Advent Software, Inc	446
65,443	*	Affiliated Computer Services, Inc (Class A)	3,501
32,524	e	Aircastle Ltd	274
119,553	*	Akamai Technologies, Inc	4,159
57,006	*	Alliance Data Systems Corp	3,224
143,914	*	Amdocs Ltd	4,234
26,021	*	American Reprographics Co	433
15,720		American Software, Inc (Class A)	89
23,326	*	AMN Healthcare Services, Inc	395
11,435	*	Ansoft Corp	416

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
56,986	*	Ansys, Inc	$2,685
22,243	e	Arbitron, Inc	1,057
61,146	e*	Ariba, Inc	899
79,212	*	Art Technology Group, Inc	253
11,658	e	Asset Acceptance Capital Corp	142
14,808	e*	athenahealth, Inc	455
162,765	*	Autodesk, Inc	5,503
375,352		Automatic Data Processing, Inc	15,727
72,203	e*	Avis Budget Group, Inc	604
35,025	*	Avocent Corp	651
8,158	e*	Bankrate, Inc	319
147,378	e,v*	BearingPoint, Inc	121
15,409	*	BGC Partners, Inc (Class A)	116
31,258		Blackbaud, Inc	669
22,320	*	Blackboard, Inc	853
24,984	e*	Blue Coat Systems, Inc	353
138,525	*	BMC Software, Inc	4,987
12,774	*	Bottomline Technologies, Inc	124
45,773	e*	BPZ Energy, Inc	1,346
35,469		Brady Corp (Class A)	1,225
30,127		Brink's Co	1,971
284,892		CA, Inc	6,578
21,336	*	CACI International, Inc (Class A)	977
191,313	*	Cadence Design Systems, Inc	1,932
5,462	*	CAI International, Inc	95
21,031	*	Callidus Software, Inc	105
10,193	*	Capella Education Co	608
21,613	e*	Cavium Networks, Inc	454
46,548	e*	CBIZ, Inc	370
48,598	e*	Cerner Corp	2,196
46,230	*	ChoicePoint, Inc	2,228
22,101	*	Chordiant Software, Inc	111
36,800	e*	Ciber, Inc	229
135,018	*	Citrix Systems, Inc	3,971
28,047	e*	Clear Channel Outdoor Holdings, Inc (Class A)	500
7,443	*	Clinical Data, Inc	106
33,165	e*	CMGI, Inc	352
35,274	e*	Cogent Communications Group, Inc	473
30,867	e*	Cogent, Inc	351
32,766	e	Cognex Corp	755
207,609	*	Cognizant Technology Solutions Corp (Class A)	6,749
30,771	*	Commvault Systems, Inc	512
14,638	e	Compass Diversified Trust	167
10,442	*	Compellent Technologies, Inc	118
6,637		Computer Programs & Systems, Inc	115
109,761	*	Computer Sciences Corp	5,141
195,276	*	Compuware Corp	1,863
11,985	e*	COMSYS IT Partners, Inc	109
31,065	e*	Concur Technologies, Inc	1,032
14,777	e*	Constant Contact, Inc	279
94,883	*	Convergys Corp	1,410
13,466	e*	CoStar Group, Inc	599
29,162	*	CSG Systems International, Inc	321
49,466	e*	Cybersource Corp	828
23,798	e*	Data Domain, Inc	555
30,663	e*	DealerTrack Holdings, Inc	433

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
9,295	*	Deltek, Inc	$70
37,676		Deluxe Corp	671
11,372	*	Dice Holdings, Inc	94
14,689	*	Digimarc Corp	208
27,830	*	Digital River, Inc	1,074
16,736	*	DivX, Inc	123
12,741	*	Double-Take Software, Inc	175
32,321	e*	DST Systems, Inc	1,779
18,300	e*	DynCorp International, Inc (Class A)	277
82,942	*	Earthlink, Inc	717
801,379	*	eBay, Inc	21,902
1,497	*	Ebix, Inc	116
18,386	e*	Echelon Corp	200
39,234	e*	Eclipsys Corp	720
11,677		Electro Rent Corp	146
228,935	*	Electronic Arts, Inc	10,172
377,111		Electronic Data Systems Corp	9,292
45,086	*	Entrust, Inc	133
42,487	e*	Epicor Software Corp	294
25,591	e*	EPIQ Systems, Inc	363
93,923		Equifax, Inc	3,158
23,715	e*	Equinix, Inc	2,116
51,812	e*	Evergreen Energy, Inc	90
13,663	e*	ExlService Holdings, Inc	192
149,039	e*	Expedia, Inc	2,739
60,414	e*	F5 Networks, Inc	1,717
30,351	e	Factset Research Systems, Inc	1,711
36,812	e	Fair Isaac Corp	765
22,225	e*	FalconStor Software, Inc	157
138,353		Fidelity National Information Services, Inc	5,107
5,700	e*	First Advantage Corp (Class A)	90
120,384	*	Fiserv, Inc	5,462
11,266	*	Forrester Research, Inc	348
13,613		FTD Group, Inc	181
46,582	e*	Gartner, Inc	965
15,914	*	Gerber Scientific, Inc	181
35,093	*	Getty Images, Inc	1,191
19,091	e	Gevity HR, Inc	103
31,343	e*	Global Cash Access, Inc	215
12,262	e*	Global Sources Ltd	186
8,244	*	Global Traffic Network, Inc	74
170,230	*	Google, Inc (Class A)	89,612
7,107	*	Guidance Software, Inc	68
12,787	e*	H&E Equipment Services, Inc	154
30,102	*	Hackett Group, Inc	173
27,742	e	Healthcare Services Group	422
17,643	e	Heartland Payment Systems, Inc	416
14,300	e	Heidrick & Struggles International, Inc	395
130,999	e*	HLTH Corp	1,483
17,918	e*	HMS Holdings Corp	385
18,794	*	HSW International, Inc	55
17,722	*	Hudson Highland Group, Inc	186
37,591	*	Hypercom Corp	165
10,436	e*	i2 Technologies, Inc	130
4,942	*	ICT Group, Inc	41
12,987	*	iGate Corp	106

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
31,071	*	IHS, Inc (Class A)	$2,163
133,441		IMS Health, Inc	3,109
20,612		infoGROUP, Inc	90
62,260	*	Informatica Corp	936
23,086		Infospace, Inc	192
22,974	e*	Innerworkings, Inc	275
5,702	e	Integral Systems, Inc	221
25,164		Interactive Data Corp	632
9,285	e*	Interactive Intelligence, Inc	108
34,783	e*	Internap Network Services Corp	163
15,520	*	Internet Brands, Inc	103
32,107	e*	Internet Capital Group, Inc	248
339,254	*	Interpublic Group of Cos, Inc	2,918
30,914	*	Interwoven, Inc	371
237,615	*	Intuit, Inc	6,551
23,825	*	inVentiv Health, Inc	662
127,288	*	Iron Mountain, Inc	3,379
54,563		Jack Henry & Associates, Inc	1,181
18,698	*	JDA Software Group, Inc	338
375,488	*	Juniper Networks, Inc	8,328
16,327		Kelly Services, Inc (Class A)	316
17,839	e*	Kenexa Corp	336
10,875	e*	Keynote Systems, Inc	140
21,985	*	Kforce, Inc	187
40,160	*	Kinetic Concepts, Inc	1,603
19,259	e*	Knot, Inc	188
30,104	e*	Korn/Ferry International	474
58,590	e*	Lamar Advertising Co (Class A)	2,111
99,271	*	Lawson Software, Inc	722
21,868	*	Limelight Networks, Inc	84
10,323	e*	Liquidity Services, Inc	119
23,625	e*	Magma Design Automation, Inc	143
19,563	*	Manhattan Associates, Inc	464
57,133		Manpower, Inc	3,327
14,798	*	Mantech International Corp (Class A)	712
16,386	e	Marchex, Inc (Class B)	202
52,266	e	Mastercard, Inc (Class A)	13,878
116,829	*	McAfee, Inc	3,976
62,676	*	Mentor Graphics Corp	990
5,770,739	d	Microsoft Corp	158,753
6,831	*	MicroStrategy, Inc (Class A)	442
25,516	e*	Midway Games, Inc	56
10,401	*	Monotype Imaging Holdings, Inc	127
90,011	e*	Monster Worldwide, Inc	1,855
76,340	e*	Move, Inc	178
71,559	*	MPS Group, Inc	761
30,812	e*	MSC.Software Corp	338
71,127	*	NAVTEQ Corp	5,477
4,688	*	NCI, Inc (Class A)	107
120,522	*	NCR Corp	3,037
24,391	*	Ness Technologies, Inc	247
30,099	e*	NetFlix, Inc	785
21,523	*	Netscout Systems, Inc	230
5,077	*	NetSuite, Inc	104
27,305		NIC, Inc	186
245,266	*	Novell, Inc	1,445

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
123,866	*	Nuance Communications, Inc	$1,941
233,265		Omnicom Group, Inc	10,469
44,614	e*	Omniture, Inc	828
25,372	*	On Assignment, Inc	203
14,464	e*	Online Resources Corp	121
66,009	e*	OpenTV Corp (Class A)	86
9,552	*	Opnet Technologies, Inc	86
2,799,570	*	Oracle Corp	58,791
82,059	*	Parametric Technology Corp	1,368
14,951		PC-Tel, Inc	143
7,322		Pegasystems, Inc	99
13,179	*	PeopleSupport, Inc	112
20,679	e*	Perficient, Inc	200
61,125	*	Perot Systems Corp (Class A)	917
29,033	*	Phase Forward, Inc	522
19,353	*	Phoenix Technologies Ltd	213
10,816	e*	Portfolio Recovery Associates, Inc	406
46,371	*	Premiere Global Services, Inc	676
28,939	*	Progress Software Corp	740
9,299	*	PROS Holdings, Inc	104
4,545	e*	Protection One, Inc	38
8,302	e	QAD, Inc	56
11,520	e	Quality Systems, Inc	337
52,171	*	Quest Software, Inc	773
15,387	*	Radiant Systems, Inc	165
15,185	*	Radisys Corp	138
31,846	e*	Raser Technologies, Inc	310
72,153	e*	RealNetworks, Inc	476
137,532	e*	Red Hat, Inc	2,846
5,893	e	Renaissance Learning, Inc	66
49,265	*	Rent-A-Center, Inc	1,013
20,163	e*	RightNow Technologies, Inc	276
14,300	e*	Riskmetrics Group Inc	281
103,929		Robert Half International, Inc	2,491
30,289		Rollins, Inc	449
34,156	e*	RSC Holdings, Inc	316
41,988	*	S1 Corp	318
75,625	*	Salesforce.com, Inc	5,160
55,315	*	Sapient Corp	355
35,286	e*	Secure Computing Corp	146
8,963	e*	SI International, Inc	188
20,806	e*	Smith Micro Software, Inc	119
20,404	e*	Sohu.com, Inc	1,437
45,445	*	SonicWALL, Inc	293
165,491	e*	Sonus Networks, Inc	566
47,815	e	Sotheby's	1,261
14,838	e*	Sourcefire, Inc	115
42,038	*	Spherion Corp	194
13,651	*	SPSS, Inc	496
31,079	*	SRA International, Inc (Class A)	698
14,356	e*	Stratasys, Inc	265
16,116	e*	SuccessFactors, Inc	176
562,173	*	Sun Microsystems, Inc	6,116
32,388	*	SupportSoft, Inc	105
56,891	*	Sybase, Inc	1,674
20,941	*	SYKES Enterprises, Inc	395

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
605,723	*	Symantec Corp	$11,721
13,094	e*	Synchronoss Technologies, Inc	118
12,476	e*	SYNNEX Corp	313
102,202	*	Synopsys, Inc	2,444
9,061	e	Syntel, Inc	306
56,639	*	Take-Two Interactive Software, Inc	1,448
11,400	e	TAL International Group, Inc	259
16,434	e*	Taleo Corp (Class A)	322
5,765	*	TechTarget, Inc	61
29,375	*	TeleTech Holdings, Inc	586
7,088		Textainer Group Holdings Ltd	138
12,795	e	TheStreet.com, Inc	83
48,928	e*	THQ, Inc	991
137,923	*	TIBCO Software, Inc	1,055
16,913	*	TNS, Inc	405
125,311		Total System Services, Inc	2,784
18,504	e*	TradeStation Group, Inc	188
32,191	*	Trizetto Group, Inc	688
37,265	e*	TrueBlue, Inc	492
17,682	e*	Ultimate Software Group, Inc	630
6,599	e*	Unica Corp	53
246,359	*	Unisys Corp	973
47,520		United Online, Inc	477
60,076	*	United Rentals, Inc	1,178
70,702	*	Valueclick, Inc	1,071
19,828	e*	Vasco Data Security International	209
141,225	e*	VeriSign, Inc	5,338
15,178		Viad Corp	391
20,615	*	Vignette Corp	247
5,940	*	Virtusa Corp	60
321,780		Visa, Inc (Class A)	26,164
29,758	e*	VMware, Inc (Class A)	1,603
11,624	*	Vocus, Inc	374
12,149	e*	Volt Information Sciences, Inc	145
352,725		Waste Management, Inc	13,301
4,946	e*	WebMD Health Corp (Class A)	138
33,540	*	Websense, Inc	565
19,543	*	Website Pros, Inc	163
53,517	*	Wind River Systems, Inc	583
990,798	*	Yahoo!, Inc	20,470
		TOTAL BUSINESS SERVICES	748,125

CHEMICALS AND ALLIED PRODUCTS - 9.48%
1,107,042		Abbott Laboratories	58,640
4,621	*	Abraxis Bioscience, Inc	293
21,809	e*	Acadia Pharmaceuticals, Inc	80
23,451	*	Acorda Therapeutics, Inc	770
33,118	*	Adolor Corp	181
154,623		Air Products & Chemicals, Inc	15,286
17,349	*	Albany Molecular Research, Inc	230
65,687		Albemarle Corp	2,622
61,070		Alberto-Culver Co	1,604
28,835	*	Alexion Pharmaceuticals, Inc	2,091
14,002	e*	Alexza Pharmaceuticals, Inc	55
70,988	*	Alkermes, Inc	877
30,230	e*	Allos Therapeutics, Inc	209

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
25,080	e*	Alnylam Pharmaceuticals, Inc	$670
30,554	e*	Alpharma, Inc (Class A)	688
12,148	e*	AMAG Pharmaceuticals, Inc	414
48,382	e*	American Oriental Bioengineering, Inc	478
12,379	e	American Vanguard Corp	152
782,687	*	Amgen, Inc	36,912
18,485	e*	APP Pharmaceuticals, Inc	309
16,685		Arch Chemicals, Inc	553
7,989	*	Ardea Biosciences, Inc	102
43,996	e*	Arena Pharmaceuticals, Inc	228
23,529	e*	Arqule, Inc	76
33,623	e*	Array Biopharma, Inc	158
29,487	e*	Auxilium Pharmaceuticals, Inc	991
11,042	*	Avant Immunotherapeutics, Inc	161
24,200	e*	Aventine Renewable Energy Holdings, Inc	106
74,047		Avery Dennison Corp	3,253
306,671		Avon Products, Inc	11,046
11,970	e	Balchem Corp	277
77,573	*	Barr Pharmaceuticals, Inc	3,497
14,021	e*	Bentley Pharmaceuticals, Inc	226
7,894	e*	Biodel, Inc	103
16,395	*	BioForm Medical, Inc	66
208,261	*	Biogen Idec, Inc	11,640
70,273	*	BioMarin Pharmaceuticals, Inc	2,037
7,589	e*	BioMimetic Therapeutics, Inc	90
1,417,207		Bristol-Myers Squibb Co	29,095
45,568	e	Cabot Corp	1,108
11,732	e*	Cadence Pharmaceuticals, Inc	71
28,512	e*	Calgon Carbon Corp	441
20,927	*	Cambrex Corp	123
5,883	e*	Caraco Pharmaceutical Laboratories Ltd	78
108,501		Celanese Corp (Series A)	4,954
52,007	e*	Cell Genesys, Inc	135
48,385	e*	Cephalon, Inc	3,227
40,471		CF Industries Holdings, Inc	6,184
49,291	*	Charles River Laboratories International, Inc	3,151
12,829	e*	Chattem, Inc	835
179,587		Chemtura Corp	1,049
12,148	*	China Precision Steel, Inc	53
48,300		Church & Dwight Co, Inc	2,722
98,709		Clorox Co	5,153
364,996		Colgate-Palmolive Co	25,221
35,033	*	Columbia Laboratories, Inc	116
10,785	*	Cougar Biotechnology, Inc	257
43,598	e*	Cubist Pharmaceuticals, Inc	779
27,159	e*	Cypress Bioscience, Inc	195
34,218		Cytec Industries, Inc	1,867
18,758	e*	Cytokinetics, Inc	70
13,680	*	Cytori Therapeutics, Inc	89
59,949	e*	Dendreon Corp	267
58,878	e*	Discovery Laboratories, Inc	97
670,650		Dow Chemical Co	23,412
647,488		Du Pont (E.I.) de Nemours & Co	27,771
50,131	e*	Durect Corp	184
55,189	e	Eastman Chemical Co	3,800
124,750		Ecolab, Inc	5,363

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
717,698		Eli Lilly & Co	$33,129
17,426	*	Elizabeth Arden, Inc	265
9,293	*	Emergent Biosolutions, Inc	92
28,467	e*	Enzon Pharmaceuticals, Inc	203
70,372	e	Estee Lauder Cos (Class A)	3,269
28,545		Ferro Corp	536
54,030		FMC Corp	4,184
219,248	*	Forest Laboratories, Inc	7,617
334,901	*	Genentech, Inc	25,419
192,177	*	Genzyme Corp	13,841
51,960	e*	Geron Corp	179
668,253	*	Gilead Sciences, Inc	35,384
11,695	e*	GTx, Inc	168
41,264		H.B. Fuller Co	926
45,558	e*	Halozyme Therapeutics, Inc	245
80,744		Hercules, Inc	1,367
114,303	*	Hospira, Inc	4,585
102,740	e*	Human Genome Sciences, Inc	535
116,695		Huntsman Corp	1,330
20,516	*	ICO, Inc	124
17,140	e*	Idenix Pharmaceuticals, Inc	125
14,987	*	Idera Pharmaceuticals, Inc	219
43,974	*	Idexx Laboratories, Inc	2,143
44,960	e*	ImClone Systems, Inc	1,819
49,858	*	Immucor, Inc	1,290
30,113	*	Immunogen, Inc	92
42,987	e*	Indevus Pharmaceuticals, Inc	67
8,256		Innophos Holdings, Inc	264
16,128		Innospec, Inc	304
29,838	*	Inspire Pharmaceuticals, Inc	128
9,091	e	Inter Parfums, Inc	136
19,810	e*	InterMune, Inc	260
57,756		International Flavors & Fragrances, Inc	2,256
56,268	e*	Inverness Medical Innovations, Inc	1,866
67,010	e*	Invitrogen Corp	2,631
29,249	e*	Javelin Pharmaceuticals, Inc	68
10,660		Kaiser Aluminum Corp	571
172,331	*	King Pharmaceuticals, Inc	1,804
14,439		Koppers Holdings, Inc	605
28,632	e*	KV Pharmaceutical Co (Class A)	553
14,893	*	Landec Corp	96
64,160	e*	Ligand Pharmaceuticals, Inc (Class B)	167
48,868		Lubrizol Corp	2,264
9,202	e	Mannatech, Inc	50
29,304	e*	MannKind Corp	88
5,396	*	MAP Pharmaceuticals, Inc	56
23,199	e*	Martek Biosciences Corp	782
90,979	e*	Medarex, Inc	601
36,966	*	Medicines Co	733
39,603	e	Medicis Pharmaceutical Corp (Class A)	823
15,000	e*	Medivation, Inc	177
1,542,891		Merck & Co, Inc	58,152
27,965	e	Meridian Bioscience, Inc	753
26,053	*	MiddleBrook Pharmaceuticals, Inc	88
14,800		Minerals Technologies, Inc	941
12,466	*	Molecular Insight Pharmaceuticals, Inc	69

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
15,457	*	Momenta Pharmaceuticals, Inc	$190
394,488		Monsanto Co	49,879
111,383		Mosaic Co	16,117
215,675	e	Mylan Laboratories, Inc	2,603
40,164	e*	Nabi Biopharmaceuticals	158
102,409	e	Nalco Holding Co	2,166
8,950	*	Nanosphere, Inc	70
39,647	*	NBTY, Inc	1,271
26,156	e*	Neurocrine Biosciences, Inc	110
9,671	e	NewMarket Corp	641
4,943	e	NL Industries, Inc	47
37,550	*	Novavax, Inc	93
15,161	e*	Noven Pharmaceuticals, Inc	162
34,351	*	NPS Pharmaceuticals, Inc	153
12,855	e*	Obagi Medical Products, Inc	110
52,038		Olin Corp	1,362
21,783	e*	OM Group, Inc	714
9,743	e*	Omrix Biopharmaceuticals, Inc	153
39,447	e*	Onyx Pharmaceuticals, Inc	1,404
17,566	*	Optimer Pharmaceuticals, Inc	142
30,922	e*	OraSure Technologies, Inc	116
14,170	e*	Orexigen Therapeutics, Inc	112
41,855	e*	OSI Pharmaceuticals, Inc	1,729
9,330	e*	Osiris Therapeutics, Inc	120
21,959	e*	Pacific Ethanol, Inc	40
24,948	e*	Pain Therapeutics, Inc	197
26,028	e*	Par Pharmaceutical Cos, Inc	422
39,368	*	Parexel International Corp	1,036
89,667		PDL BioPharma, Inc	952
57,347		Perrigo Co	1,822
13,027	e*	PetMed Express, Inc	160
4,863,180		Pfizer, Inc	84,960
11,132	*	Pharmasset, Inc	210
21,753	*	PharMerica Corp	491
67,684	*	PolyOne Corp	472
15,548	e*	Pozen, Inc	169
117,925		PPG Industries, Inc	6,765
225,032		Praxair, Inc	21,207
20,200	*	Prestige Brands Holdings, Inc	215
2,194,534		Procter & Gamble Co	133,450
15,641	e*	Progenics Pharmaceuticals, Inc	248
1,015	e*	Protalix BioTherapeutics, Inc	3
39,281	*	Questcor Pharmaceuticals, Inc	182
21,781	e*	Quidel Corp	360
20,729	*	Rexahn Pharmaceuticals, Inc	67
30,029	*	Rockwood Holdings, Inc	1,045
98,054	e	Rohm & Haas Co	4,554
86,923		RPM International, Inc	1,791
32,161	e*	Salix Pharmaceuticals Ltd	226
1,167,058		Schering-Plough Corp	22,979
24,810	e	Sciele Pharma, Inc	480
30,925		Scotts Miracle-Gro Co (Class A)	543
33,451		Sensient Technologies Corp	942
75,199	e*	Sepracor, Inc	1,498
75,191	e	Sherwin-Williams Co	3,454
93,666		Sigma-Aldrich Corp	5,045

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
43,457	*	Solutia, Inc	$557
3,400		Stepan Co	155
6,322	*	Sucampo Pharmaceuticals, Inc	68
10,427	e*	SurModics, Inc	468
11,524	*	Synta Pharmaceuticals Corp	70
12,688	*	Targacept, Inc	92
24,273	e*	Tercica, Inc	214
36,891	*	Theravance, Inc	438
31,481	*	Third Wave Technologies, Inc	351
14,190	e*	Ulta Salon Cosmetics & Fragrance, Inc	159
32,716	*	Unifi, Inc	82
16,346	*	United Therapeutics Corp	1,598
7,179	e*	USANA Health Sciences, Inc	193
81,074	e*	USEC, Inc	493
52,808	e*	Valeant Pharmaceuticals International	904
75,915	e	Valspar Corp	1,436
60,046	*	VCA Antech, Inc	1,668
72,500	e*	Verasun Energy Corp	299
103,237	*	Vertex Pharmaceuticals, Inc	3,455
47,837	e*	Viropharma, Inc	529
64,240	e*	Warner Chilcott Ltd (Class A)	1,089
74,003	e*	Watson Pharmaceuticals, Inc	2,010
11,832	e	Westlake Chemical Corp	176
49,789	e*	WR Grace & Co	1,170
958,385		Wyeth	45,964
18,176	*	Xenoport, Inc	709
93,790	e*	XOMA Ltd	159
26,437	e*	Zymogenetics, Inc	223
		TOTAL CHEMICALS AND ALLIED PRODUCTS	961,813

COAL MINING - 0.52%
50,111	*	Alpha Natural Resources, Inc	5,226
103,606		Arch Coal, Inc	7,773
130,979		Consol Energy, Inc	14,718
93,335	e*	International Coal Group, Inc	1,218
18,182	*	James River Coal Co	1,067
57,919		Massey Energy Co	5,430
18,531	*	National Coal Corp	164
195,192		Peabody Energy Corp	17,187
6,846	*	Westmoreland Coal Co	145
		TOTAL COAL MINING	52,928

COMMUNICATIONS - 4.15.%
30,232	e	Alaska Communications Systems Group, Inc	361
285,075	*	American Tower Corp (Class A)	12,044
21,897	e*	Anixter International, Inc	1,303
36,674	e*	Aruba Networks, Inc	192
4,270,420		AT&T, Inc	143,870
6,765	e	Atlantic Tele-Network, Inc	186
10,900	e*	Audiovox Corp (Class A)	107
37,143	e*	Brightpoint, Inc	271
159,262	*	Cablevision Systems Corp (Class A)	3,599
14,532	e*	Cbeyond Communications, Inc	233
48,375	*	Centennial Communications Corp	338
25,290	*	Central European Media Enterprises Ltd (Class A)	2,290
75,932	*	CenturyTel, Inc	2,702

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
284,093	e*	Charter Communications, Inc (Class A)	$298
180,973	e*	Cincinnati Bell, Inc	720
143,100	e*	Citadel Broadcasting Corp	175
233,417	e	Citizens Communications Co	2,647
352,711		Clear Channel Communications, Inc	12,415
48,356	e*	Clearwire Corp (Class A)	627
2,016,214		Comcast Corp (Class A)	38,248
15,026	e	Consolidated Communications Holdings, Inc	224
18,140	e*	Cox Radio, Inc (Class A)	214
203,090	*	Crown Castle International Corp	7,866
13,062	e*	Crown Media Holdings, Inc (Class A)	62
36,653	*	CTC Media, Inc	904
35,320	e*	Cumulus Media, Inc (Class A)	139
9,394	e*	DG FastChannel, Inc	162
432,230	*	DIRECTV Group, Inc	11,199
147,079	*	DISH Network Corp (Class A)	4,306
106,754		Embarq Corp	5,046
22,831	e	Entercom Communications Corp (Class A)	160
52,691	*	Entravision Communications Corp (Class A)	212
63,556	e	Fairpoint Communications, Inc	458
86,527	e*	FiberTower Corp	121
5,404	e	Fisher Communications, Inc	186
109,368	*	Foundry Networks, Inc	1,293
38,028	e*	General Communication, Inc (Class A)	261
12,443	e*	GeoEye, Inc	220
23,031	e*	Global Crossing Ltd	413
57,416		Global Payments, Inc	2,676
31,334	e*	Globalstar, Inc	89
29,084	e	Gray Television, Inc	83
18,785	e	Hearst-Argyle Television, Inc	361
4,578	e*	Hughes Communications, Inc	225
3,584	*	Hungarian Telephone & Cable	65
132,521	*	IAC/InterActiveCorp	2,555
23,311	e	Ibasis, Inc	76
73,766	e*	ICO Global Communications Holdings Ltd	240
39,942	e	IDT Corp (Class B)	68
22,094	e	Iowa Telecommunications Services, Inc	389
11,781	*	iPCS, Inc	349
34,679	e*	j2 Global Communications, Inc	798
18,344	e*	Knology, Inc	202
38,462	e*	Leap Wireless International, Inc	1,660
1,126,352	e*	Level 3 Communications, Inc	3,323
236,378	e*	Liberty Global, Inc (Class A)	7,429
91,188	*	Liberty Media Corp - Capital (Series A)	1,313
373,052	*	Liberty Media Corp - Entertainment (Series A)	9,039
427,171	*	Liberty Media Holding Corp (Interactive A)	6,305
17,509	e*	Lin TV Corp (Class A)	104
28,940	e*	Mastec, Inc	309
42,748	e*	Mediacom Communications Corp (Class A)	228
174,903	e*	MetroPCS Communications, Inc	3,098
53,746	e*	NeuStar, Inc (Class A)	1,159
11,933	*	Neutral Tandem, Inc	209
35,052	e*	Nextwave Wireless, Inc	142
121,547	*	NII Holdings, Inc	5,772
20,547	e*	Novatel Wireless, Inc	229
19,818		NTELOS Holdings Corp	503

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
18,865	e*	Orbcomm, Inc	$108
89,041	e*	PAETEC Holding Corp	565
1,801	e	Preformed Line Products Co	73
1,080,748	e	Qwest Communications International, Inc	4,247
27,120	e*	RCN Corp	292
8,561	e*	Rural Cellular Corp (Class A)	381
26,729	e*	SAVVIS, Inc	345
79,946	*	SBA Communications Corp (Class A)	2,879
16,080	e	Shenandoah Telecom Co	209
34,573	e	Sinclair Broadcast Group, Inc (Class A)	263
2,009,316		Sprint Nextel Corp	19,089
14,575	e*	Switch & Data Facilities Co, Inc	248
36,977	*	Syniverse Holdings, Inc	599
23,373	*	TeleCommunication Systems, Inc	108
74,723		Telephone & Data Systems, Inc	3,532
33,818	e*	Terremark Worldwide, Inc	185
41,319	*	TerreStar Corp	164
109,696	e	Time Warner Cable, Inc (Class A)	2,905
69,701	e*	TiVo, Inc	430
11,370	*	US Cellular Corp	643
18,421		USA Mobility, Inc	139
2,049,152		Verizon Communications, Inc	72,540
19,600	e*	Virgin Mobile USA, Inc	54
47,364	e*	Vonage Holdings Corp	79
321,846	e	Windstream Corp	3,972
229,157	e*	XM Satellite Radio Holdings, Inc (Class A)	1,797
		TOTAL COMMUNICATIONS	420,916

DEPOSITORY INSTITUTIONS - 5.64%
9,281	e	1st Source Corp	149
17,560	e	Abington Bancorp, Inc	160
16,465	e	Amcore Financial, Inc	93
7,905	e	Ameris Bancorp	69
4,648		Ames National Corp	78
16,200	e	Anchor Bancorp Wisconsin, Inc	114
6,337		Arrow Financial Corp	115
91,285	e	Associated Banc-Corp	1,761
61,450		Astoria Financial Corp	1,234
5,016	e	Bancfirst Corp	215
19,277		Banco Latinoamericano de Exportaciones S.A.	312
58,119	e	Bancorpsouth, Inc	1,017
12,210		BancTrust Financial Group, Inc	80
41,404	e	Bank Mutual Corp	416
3,194,164		Bank of America Corp	76,245
38,376		Bank of Hawaii Corp	1,834
817,001		Bank of New York Mellon Corp	30,907
8,348	e	Bank of the Ozarks, Inc	124
17,629	e	BankFinancial Corp	229
8,647	e	Banner Corp	77
393,025	e	BB&T Corp	8,949
23,421	e*	Beneficial Mutual Bancorp, Inc	259
6,060	e	Berkshire Hills Bancorp, Inc	143
16,366		BOK Financial Corp	875
24,206	e	Boston Private Financial Holdings, Inc	137
48,082	e	Brookline Bancorp, Inc	459
4,771		Bryn Mawr Bank Corp	83

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
5,527		Camden National Corp	$129
9,158	e	Capital City Bank Group, Inc	199
9,528	e	Capitol Bancorp Ltd	85
16,280	e	Capitol Federal Financial	612
18,053		Cardinal Financial Corp	113
19,846	e	Cascade Bancorp	153
4,403	e	Cass Information Systems, Inc	141
36,547	e	Cathay General Bancorp	397
6,947		Centerstate Banks of Florida, Inc	77
20,935	e	Central Pacific Financial Corp	223
16,601	e	Chemical Financial Corp	339
3,908,232		Citigroup, Inc	65,502
6,398		Citizens & Northern Corp	106
54,766	e	Citizens Banking Corp	154
9,310	e	City Bank	80
12,921	e	City Holding Co	527
28,862	e	City National Corp	1,214
8,907	e	Clifton Savings Bancorp, Inc	87
10,291	e	CoBiz, Inc	68
142,543		Colonial Bancgroup, Inc	630
10,948		Columbia Banking System, Inc	212
108,154	e	Comerica, Inc	2,772
52,303	e	Commerce Bancshares, Inc	2,074
20,690	e	Community Bank System, Inc	427
9,922	e	Community Trust Bancorp, Inc	261
27,635	e	Corus Bankshares, Inc	115
42,425		Cullen/Frost Bankers, Inc	2,115
47,839	e	CVB Financial Corp	452
19,824		Dime Community Bancshares	327
17,386	e*	Dollar Financial Corp	263
14,931	e	Downey Financial Corp	41
42,390	e	East West Bancorp, Inc	299
4,904	*	Encore Bancshares, Inc	77
5,234	e	Enterprise Financial Services Corp	99
12,436		ESSA Bancorp, Inc	156
32,402	e*	Euronet Worldwide, Inc	548
4,534		Farmers Capital Bank Corp	80
362,557	e	Fifth Third Bancorp	3,691
7,979		Financial Institutions, Inc	128
7,060	e	First Bancorp	89
55,312	e	First Bancorp	351
6,485		First Bancorp, Inc	89
16,258	e	First Busey Corp	215
4,516		First Citizens Bancshares, Inc (Class A)	630
51,852	e	First Commonwealth Financial Corp	484
6,565	e	First Community Bancshares, Inc	185
23,858	e	First Financial Bancorp	219
14,678	e	First Financial Bankshares, Inc	672
8,954	e	First Financial Corp	274
8,300	e	First Financial Holdings, Inc	143
16,505		First Financial Northwest, Inc	164
136,840	e	First Horizon National Corp	1,017
12,330	e	First Merchants Corp	224
34,833	e	First Midwest Bancorp, Inc	650
79,187	e	First Niagara Financial Group, Inc	1,018
10,172	e	First Place Financial Corp	96

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
5,157	e	First South Bancorp, Inc	$66
10,049	e*	FirstFed Financial Corp	81
59,714		FirstMerit Corp	974
31,002	e	Flagstar Bancorp, Inc	93
12,979		Flushing Financial Corp	246
60,796	e	FNB Corp	716
28,387	e	Frontier Financial Corp	242
123,318	e	Fulton Financial Corp	1,239
37,500	e	Glacier Bancorp, Inc	600
6,221	e	Greene County Bancshares, Inc	87
40,600	e*	Guaranty Bancorp	146
19,896	e	Hancock Holding Co	782
27,371	e	Hanmi Financial Corp	143
19,713	e	Harleysville National Corp	220
10,342	e	Heartland Financial USA, Inc	188
8,209	e	Heritage Commerce Corp	81
8,188	e	Home Bancshares, Inc	184
378,918		Hudson City Bancorp, Inc	6,320
259,202	e	Huntington Bancshares, Inc	1,496
9,266	e	IBERIABANK Corp	412
9,704		Independent Bank Corp	231
72,113	e,v	IndyMac Bancorp, Inc	40
12,591	e	Integra Bank Corp	99
35,467		International Bancshares Corp	758
37,852	*	Investors Bancorp, Inc	494
2,478,257		JPMorgan Chase & Co	85,029
14,732	e	Kearny Financial Corp	162
285,636		Keycorp	3,136
13,792	e	Lakeland Bancorp, Inc	168
8,565	e	Lakeland Financial Corp	163
47,220	e	M&T Bank Corp	3,331
11,504	e	MainSource Financial Group, Inc	178
186,211	e	Marshall & Ilsley Corp	2,855
2,602		MASSBANK Corp	103
25,844	e	MB Financial, Inc	581
7,250	*	Meridian Interstate Bancorp, Inc	70
64,582	*	Metavante Technologies, Inc	1,461
11,521	e	Midwest Banc Holdings, Inc	56
15,140	e	Nara Bancorp, Inc	162
1,893	e	NASB Financial, Inc	34
540,194	e	National City Corp	2,577
58,409	e	National Penn Bancshares, Inc	776
24,427	e	NBT Bancorp, Inc	503
34,157	e*	Net 1 UEPS Technologies, Inc	830
245,240	e	New York Community Bancorp, Inc	4,375
77,885	e	NewAlliance Bancshares, Inc	972
157,777		Northern Trust Corp	10,819
14,313	*	Northfield Bancorp, Inc	154
12,217	e	Northwest Bancorp, Inc	267
6,098		OceanFirst Financial Corp	110
50,588	e	Old National Bancorp	721
9,237	e	Old Second Bancorp, Inc	107
17,777		Oriental Financial Group, Inc	253
8,236	e*	Oritani Financial Corp	132
33,369	e	Pacific Capital Bancorp	460
7,335		Pacific Continental Corp	81

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
18,350		PacWest Bancorp	$273
9,214	e	Park National Corp	496
5,996		Peapack Gladstone Financial Corp	132
3,548	*	Pennsylvania Commerce Bancorp, Inc	85
6,808		Peoples Bancorp, Inc	129
241,621		People's United Financial, Inc	3,769
15,769	e*	Pinnacle Financial Partners, Inc	317
248,613		PNC Financial Services Group, Inc	14,196
206,321		Popular, Inc	1,360
14,515		Premierwest Bancorp	85
12,613	e	PrivateBancorp, Inc	383
28,349	e	Prosperity Bancshares, Inc	758
25,227	e	Provident Bankshares Corp	161
45,191		Provident Financial Services, Inc	633
30,181	e	Provident New York Bancorp	334
503,118	e	Regions Financial Corp	5,489
15,054	e	Renasant Corp	222
6,104	e	Republic Bancorp, Inc (Class A)	150
6,115	e	Rockville Financial, Inc	77
7,271	e	Roma Financial Corp	95
20,998	e	S&T Bancorp, Inc	610
8,198	e	S.Y. Bancorp, Inc	175
9,617	e	Sandy Spring Bancorp, Inc	159
4,873	e	Santander BanCorp	52
5,836		SCBT Financial Corp	167
9,460	e	Seacoast Banking Corp of Florida	73
6,171		Shore Bancshares, Inc	115
3,786	e	Sierra Bancorp	62
20,862	*	Signature Bank	537
9,660	e	Simmons First National Corp (Class A)	270
6,975		Smithtown Bancorp, Inc	113
53,177	e	South Financial Group, Inc	208
8,779	e	Southside Bancshares, Inc	162
9,257		Southwest Bancorp, Inc	106
320,746	e	Sovereign Bancorp, Inc	2,361
10,282		State Bancorp, Inc	129
281,016		State Street Corp	17,982
16,183		StellarOne Corp	236
13,290	e	Sterling Bancorp	159
48,597		Sterling Bancshares, Inc	442
34,680	e	Sterling Financial Corp	144
7,140	e	Suffolk Bancorp	210
9,187	e*	Sun Bancorp, Inc	93
254,053		SunTrust Banks, Inc	9,202
60,235	e	Susquehanna Bancshares, Inc	825
24,169	e*	SVB Financial Group	1,163
196,051	e	Synovus Financial Corp	1,712
91,260	e	TCF Financial Corp	1,098
16,293	e*	Texas Capital Bancshares, Inc	261
75,201	e	TFS Financial Corp	872
6,413	e	Tompkins Trustco, Inc	239
14,640		TowneBank	220
9,919	e	Trico Bancshares	109
51,426	e	Trustco Bank Corp NY	382
34,436	e	Trustmark Corp	608
67,163	e	UCBH Holdings, Inc	151

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
24,432		UMB Financial Corp	$1,253
43,224	e	Umpqua Holdings Corp	524
8,916	e	Union Bankshares Corp	133
33,774		UnionBanCal Corp	1,365
27,662	e	United Bankshares, Inc	635
29,424	e	United Community Banks, Inc	251
18,456	e	United Community Financial Corp	69
12,678		United Financial Bancorp, Inc	142
5,067	e	United Security Bancshares	73
7,380	e	Univest Corp of Pennsylvania	147
1,248,899		US Bancorp	34,832
94,485	e	Valley National Bancorp	1,490
5,300		ViewPoint Financial Group	78
75,924	e	W Holding Co, Inc	61
1,553,123	e	Wachovia Corp	24,120
62,928	e	Washington Federal, Inc	1,139
757,696	e	Washington Mutual, Inc	3,735
8,575	e	Washington Trust Bancorp, Inc	169
7,507	e*	Wauwatosa Holdings, Inc	80
36,246		Webster Financial Corp	674
2,373,928		Wells Fargo & Co	56,381
19,012	e	WesBanco, Inc	326
11,970		West Bancorporation, Inc	104
10,009	e	West Coast Bancorp	87
23,845	e	Westamerica Bancorporation	1,254
11,887	e*	Western Alliance Bancorp	92
535,128		Western Union Co	13,228
23,121		Westfield Financial, Inc	209
46,684	e	Whitney Holding Corp	854
51,413	e	Wilmington Trust Corp	1,359
9,638	e	Wilshire Bancorp, Inc	83
17,249		Wintrust Financial Corp	411
4,467		WSFS Financial Corp	199
8,510		Yadkin Valley Financial Corp	101
76,375	e	Zions Bancorporation	2,405
		TOTAL DEPOSITORY INSTITUTIONS	572,805

EATING AND DRINKING PLACES - 0.87%
18,260	*	AFC Enterprises	146
9,771	e*	BJ's Restaurants, Inc	95
22,166	e	Bob Evans Farms, Inc	634
74,822		Brinker International, Inc	1,414
10,902	e*	Buffalo Wild Wings, Inc	270
52,280		Burger King Holdings, Inc	1,400
20,543	e*	California Pizza Kitchen, Inc	230
17,289	e	CBRL Group, Inc	424
15,908	*	CEC Entertainment, Inc	445
50,784	e*	Cheesecake Factory	808
23,745	*	Chipotle Mexican Grill, Inc (Class A)	1,962
39,583	e	CKE Restaurants, Inc	494
99,900		Darden Restaurants, Inc	3,191
75,312	e*	Denny's Corp	214
13,678	e	DineEquity, Inc	511
30,059	e*	Domino's Pizza, Inc	346
44,170	*	Jack in the Box, Inc	990
39,881	e*	Krispy Kreme Doughnuts, Inc	199

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
8,401	e	Landry's Restaurants, Inc	$151
14,864	*	Luby's, Inc	90
813,410		McDonald's Corp	45,730
14,289	e	O'Charleys, Inc	144
15,393	*	Papa John's International, Inc	409
18,084	e*	PF Chang's China Bistro, Inc	404
11,853	e*	Red Robin Gourmet Burgers, Inc	329
4,110	*	Rick's Cabaret International, Inc	69
38,476	e	Ruby Tuesday, Inc	208
10,929	e*	Ruth's Chris Steak House, Inc	57
45,772	e*	Sonic Corp	677
523,574	*	Starbucks Corp	8,241
19,171	e*	Steak N Shake Co	121
37,299	e*	Texas Roadhouse, Inc (Class A)	335
133,986	e	Tim Hortons, Inc	3,844
43,886	e	Triarc Cos (Class B)	278
56,522		Wendy's International, Inc	1,539
337,252		Yum! Brands, Inc	11,834
		TOTAL EATING AND DRINKING PLACES	88,233

EDUCATIONAL SERVICES - 0.13%
7,960	e*	American Public Education, Inc	311
98,158	*	Apollo Group, Inc (Class A)	4,344
66,736	e*	Career Education Corp	975
62,840	e*	Corinthian Colleges, Inc	730
44,001		DeVry, Inc	2,359
28,175	e*	ITT Educational Services, Inc	2,328
4,365	*	K12, Inc	94
6,272	*	Learning Tree International, Inc	107
3,041	*	Lincoln Educational Services Corp	35
9,555	*	Princeton Review, Inc	65
10,353		Strayer Education, Inc	2,165
14,801	e*	Universal Technical Institute, Inc	184
		TOTAL EDUCATIONAL SERVICES	13,697

ELECTRIC, GAS, AND SANITARY SERVICES - 4.65%
482,999	*	AES Corp	9,278
55,016		AGL Resources, Inc	1,902
119,733		Allegheny Energy, Inc	6,000
18,911	e	Allete, Inc	794
80,451		Alliant Energy Corp	2,756
267,784	*	Allied Waste Industries, Inc	3,379
150,488		Ameren Corp	6,355
10,902		American Ecology Corp	322
285,075		American Electric Power Co, Inc	11,469
11,397	e	American States Water Co	398
42,339		American Water Works Co, Inc	939
96,152		Aqua America, Inc	1,536
276,036	*	Aquila, Inc	1,041
63,306		Atmos Energy Corp	1,745
38,078		Avista Corp	817
62,286	*	Beacon Power Corp	130
26,385		Black Hills Corp	846
13,965	e	California Water Service Group	458
254,337	*	Calpine Corp	5,738
13,533	*	Casella Waste Systems, Inc (Class A)	165

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
225,760		Centerpoint Energy, Inc	$3,623
7,119		Central Vermont Public Service Corp	138
13,300	e	CH Energy Group, Inc	473
4,829		Chesapeake Utilities Corp	124
15,476	e*	Clean Energy Fuels Corp	178
14,201	e*	Clean Harbors, Inc	1,009
45,184		Cleco Corp	1,054
158,961	e	CMS Energy Corp	2,369
6,221		Connecticut Water Service, Inc	139
195,961	e	Consolidated Edison, Inc	7,660
10,306	e	Consolidated Water Co, Inc	204
128,365		Constellation Energy Group, Inc	10,539
88,404	*	Covanta Holding Corp	2,360
28,820	e	Crosstex Energy, Inc	999
415,422		Dominion Resources, Inc	19,728
83,644	e	DPL, Inc	2,207
116,457		DTE Energy Co	4,942
904,473		Duke Energy Corp	15,720
356,152	*	Dynegy, Inc (Class A)	3,045
234,316		Edison International	12,039
501,170		El Paso Corp	10,895
32,219	*	El Paso Electric Co	638
21,443		Empire District Electric Co	398
50,867		Energen Corp	3,969
113,844		Energy East Corp	2,814
23,691		EnergySolutions, Inc	529
4,326	e	EnergySouth, Inc	212
6,863	e*	EnerNOC, Inc	123
139,579		Entergy Corp	16,816
471,520		Exelon Corp	42,418
219,411		FirstEnergy Corp	18,064
293,203		FPL Group, Inc	19,228
63,000	e	Great Plains Energy, Inc	1,593
59,766	e	Hawaiian Electric Industries, Inc	1,478
31,800	e	Idacorp, Inc	919
55,580	e	Integrys Energy Group, Inc	2,825
36,259		ITC Holdings Corp	1,853
14,800	e	Laclede Group, Inc	597
131,012		MDU Resources Group, Inc	4,567
15,900	e	MGE Energy, Inc	519
9,765		Middlesex Water Co	162
149,288	e*	Mirant Corp	5,845
58,945	e	National Fuel Gas Co	3,506
32,720	e	New Jersey Resources Corp	1,068
31,941	e	Nicor, Inc	1,360
193,868		NiSource, Inc	3,474
112,815		Northeast Utilities	2,880
19,700	e	Northwest Natural Gas Co	911
27,816		NorthWestern Corp	707
169,629	*	NRG Energy, Inc	7,277
78,689		NSTAR	2,661
67,715		OGE Energy Corp	2,147
74,438		Oneok, Inc	3,635
12,954	e	Ormat Technologies, Inc	637
21,507	e	Otter Tail Corp	835
144,603		Pepco Holdings, Inc	3,709

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
250,787		PG&E Corp	$9,954
10,816	e*	Pico Holdings, Inc	470
53,504		Piedmont Natural Gas Co, Inc	1,400
12,323	e*	Pike Electric Corp	205
70,786		Pinnacle West Capital Corp	2,178
57,480	*	Plug Power, Inc	135
54,221	e	PNM Resources, Inc	648
44,998		Portland General Electric Co	1,013
268,172		PPL Corp	14,017
187,941		Progress Energy, Inc	7,862
34,100	m,v*	Progress Energy, Inc	-	^
364,868		Public Service Enterprise Group, Inc	16,758
93,250		Puget Energy, Inc	2,237
124,584		Questar Corp	8,850
249,129	*	Reliant Energy, Inc	5,299
111,337		Republic Services, Inc	3,307
10,949	e	Resource America, Inc (Class A)	102
82,423		SCANA Corp	3,050
180,001		Sempra Energy	10,161
166,210		Sierra Pacific Resources	2,113
10,436	e	SJW Corp	276
20,851	e	South Jersey Industries, Inc	779
551,433		Southern Co	19,256
80,292		Southern Union Co	2,169
29,230		Southwest Gas Corp	869
16,033	e	Southwest Water Co	161
63,927	*	Stericycle, Inc	3,305
148,252	e	TECO Energy, Inc	3,186
75,102		UGI Corp	2,156
16,909	e	UIL Holdings Corp	497
24,975		Unisource Energy Corp	774
55,079		Vectren Corp	1,719
48,547	*	Waste Connections, Inc	1,550
19,253	e*	Waste Services, Inc	136
75,496		Westar Energy, Inc	1,624
34,425		WGL Holdings, Inc	1,196
420,065		Williams Cos, Inc	16,933
84,888		Wisconsin Energy Corp	3,839
306,588		Xcel Energy, Inc	6,153
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	472,224

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.52%
15,750	e*	Acme Packet, Inc	122
21,535	*	Actel Corp	363
29,251		Acuity Brands, Inc	1,406
82,321	e*	Adaptec, Inc	263
86,140	*	ADC Telecommunications, Inc	1,272
42,374		Adtran, Inc	1,010
25,828	*	Advanced Analogic Technologies, Inc	106
29,842	*	Advanced Battery Technologies, Inc	172
23,059	*	Advanced Energy Industries, Inc	316
440,970	e*	Advanced Micro Devices, Inc	2,571
18,258	*	Airvana, Inc	98
215,387		Altera Corp	4,458
30,254	e*	American Superconductor Corp	1,084
76,701		Ametek, Inc	3,622

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
73,876	e*	Amkor Technology, Inc	$769
127,404		Amphenol Corp (Class A)	5,718
47,982	e*	Anadigics, Inc	472
208,599		Analog Devices, Inc	6,627
633,025	*	Apple Computer, Inc	105,994
51,846	*	Applied Micro Circuits Corp	444
9,126		Applied Signal Technology, Inc	124
94,272	*	Arris Group, Inc	796
5,326	*	Ascent Solar Technologies, Inc	55
42,398	e*	Atheros Communications, Inc	1,272
329,609	*	Atmel Corp	1,147
24,963	e*	ATMI, Inc	697
119,087	e*	Avanex Corp	134
107,013	*	Avnet, Inc	2,919
34,410	e	AVX Corp	389
8,359	e*	AZZ, Inc	333
32,362	e	Baldor Electric Co	1,132
7,316	e	Bel Fuse, Inc (Class B)	181
51,432	*	Benchmark Electronics, Inc	840
24,403	e*	BigBand Networks, Inc	115
71,779	*	Bookham, Inc	121
367,458	*	Broadcom Corp (Class A)	10,028
103,796	*	Capstone Turbine Corp	435
19,382	e*	Ceradyne, Inc	665
14,775	*	Ceva, Inc	118
27,817	*	Checkpoint Systems, Inc	581
22,550	*	China BAK Battery, Inc	106
19,673	*	China Security & Surveillance Technology, Inc	265
62,381	e*	Ciena Corp	1,445
4,246,356	*	Cisco Systems, Inc	98,770
17,453	*	Comtech Telecommunications Corp	855
124,967		Cooper Industries Ltd (Class A)	4,936
5,037	*	CPI International, Inc	62
60,981	e*	Cree, Inc	1,391
23,637		CTS Corp	238
14,052		Cubic Corp	313
108,831	*	Cypress Semiconductor Corp	2,694
21,186	e*	Diodes, Inc	586
35,799	*	Dolby Laboratories, Inc (Class A)	1,443
21,955	*	DSP Group, Inc	154
12,692	e*	DTS, Inc	398
118,254		Eaton Corp	10,048
29,415	e*	EchoStar Corp (Class A)	918
23,062	*	Electro Scientific Industries, Inc	327
52,713	*	Emcore Corp	330
10,542	*	EMS Technologies, Inc	230
40,393	*	Energizer Holdings, Inc	2,952
28,552	*	Energy Conversion Devices, Inc	2,103
18,146	*	EnerSys	621
79,290	e*	Evergreen Solar, Inc	768
25,111	e*	Exar Corp	189
85,596	*	Fairchild Semiconductor International, Inc	1,004
195,626	e*	Finisar Corp	233
32,081	*	First Solar, Inc	8,752
16,415	e	Franklin Electric Co, Inc	637
46,577	e*	FuelCell Energy, Inc	331

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
14,375	*	Globecomm Systems, Inc	$119
73,879	*	GrafTech International Ltd	1,982
16,954	e*	Greatbatch, Inc	293
42,847	e	Harman International Industries, Inc	1,773
68,074	*	Harmonic, Inc	647
96,763		Harris Corp	4,886
16,976	e*	Harris Stratex Networks, Inc (Class A)	161
21,557	e*	Helen of Troy Ltd	347
67,315	*	Hexcel Corp	1,299
14,117	*	Hittite Microwave Corp	503
532,980		Honeywell International, Inc	26,798
16,902	e*	Hutchinson Technology, Inc	227
21,588	e	Imation Corp	495
67,084	e*	Infinera Corp	592
124,419	*	Integrated Device Technology, Inc	1,237
4,117,570		Intel Corp	88,445
33,604	e*	InterDigital, Inc	817
54,670	*	International Rectifier Corp	1,050
89,162		Intersil Corp (Class A)	2,168
28,293	e*	InterVoice, Inc	161
13,726	e*	IPG Photonics Corp	258
12,510	e*	iRobot Corp	172
16,725	*	IXYS Corp	200
48,831	e*	Jarden Corp	891
161,842	e*	JDS Uniphase Corp	1,839
66,338	e*	Kemet Corp	215
88,221		L-3 Communications Holdings, Inc	8,017
81,127	*	Lattice Semiconductor Corp	254
30,722		Lincoln Electric Holdings, Inc	2,418
157,428	e	Linear Technology Corp	5,127
17,104	*	Littelfuse, Inc	540
8,072	e*	Loral Space & Communications, Inc	142
12,960		LSI Industries, Inc	105
466,122	*	LSI Logic Corp	2,862
348,653	*	Marvell Technology Group Ltd	6,157
37,299	*	Mattson Technology, Inc	178
13,349	*	Maxwell Technologies, Inc	142
14,709	e*	Medis Technologies Ltd	50
161,509	*	MEMC Electronic Materials, Inc	9,939
13,858	*	Mercury Computer Systems, Inc	104
23,004		Methode Electronics, Inc	240
40,439		Micrel, Inc	370
133,945	e	Microchip Technology, Inc	4,091
531,074	*	Micron Technology, Inc	3,186
55,954	e*	Microsemi Corp	1,409
45,471	*	Microtune, Inc	157
39,510	*	Microvision, Inc	109
33,720	*	MIPS Technologies, Inc	126
97,407	e	Molex, Inc	2,378
18,871	*	Monolithic Power Systems, Inc	408
30,729	*	Moog, Inc (Class A)	1,144
1,626,224		Motorola, Inc	11,936
89,555	e*	MRV Communications, Inc	107
6,600	e*	Multi-Fineline Electronix, Inc	183
3,138	e	National Presto Industries, Inc	201
174,258		National Semiconductor Corp	3,579

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
245,461	*	NetApp, Inc	$5,317
13,186	e*	Netlogic Microsystems, Inc	438
72,689	e*	Novellus Systems, Inc	1,540
3,184	*	NVE Corp	101
395,524	*	Nvidia Corp	7,404
39,050	e*	Omnivision Technologies, Inc	472
280,979	e*	ON Semiconductor Corp	2,577
15,398	e*	Oplink Communications, Inc	148
13,224	e*	OpNext, Inc	71
8,730	e*	Optium Corp	64
6,196	*	Orion Energy Systems, Inc	62
10,891	e*	OSI Systems, Inc	233
13,852		Park Electrochemical Corp	337
16,717	*	Parkervision, Inc	166
14,362	*	Pericom Semiconductor Corp	213
29,346	*	Photronics, Inc	207
37,039		Plantronics, Inc	827
31,345	*	Plexus Corp	868
15,100	e*	PLX Technology, Inc	115
150,922	e*	PMC - Sierra, Inc	1,155
64,770	*	Polycom, Inc	1,578
10,700	*	Polypore International, Inc	271
5,761	*	Powell Industries, Inc	290
21,696	*	Power Integrations, Inc	686
51,516	e*	Power-One, Inc	97
96,435	e*	Powerwave Technologies, Inc	410
96,680	*	QLogic Corp	1,411
1,163,508		Qualcomm, Inc	51,625
51,960	*	Quantum Fuel Systems Technologies Worldwide, Inc	160
95,926		RadioShack Corp	1,177
13,777	*	Radyne Corp	157
76,796	e*	Rambus, Inc	1,464
11,399	e	Raven Industries, Inc	374
22,604		Regal-Beloit Corp	955
186,204	e*	RF Micro Devices, Inc	540
12,342	*	Rogers Corp	464
9,394	*	Rubicon Technology, Inc	191
385,770	*	Sanmina-SCI Corp	494
21,571	e*	Seachange International, Inc	154
44,996	*	Semtech Corp	633
31,292	*	ShoreTel, Inc	138
56,384	*	Silicon Image, Inc	409
35,620	*	Silicon Laboratories, Inc	1,286
72,899	*	Silicon Storage Technology, Inc	202
1,068,735	e*	Sirius Satellite Radio, Inc	2,052
112,344	e*	Skyworks Solutions, Inc	1,109
35,494	e*	Smart Modular Technologies WWH, Inc	136
93,317	e*	Spansion, Inc (Class A)	210
28,315	e*	Spectrum Brands, Inc	72
14,503	e*	Standard Microsystems Corp	394
21,536	e*	Starent Networks Corp	271
10,374	e*	Stoneridge, Inc	177
28,863	e*	Sunpower Corp (Class A)	2,078
8,595	e*	Supertex, Inc	201
129,793	e*	Sycamore Networks, Inc	418
35,188	e*	Symmetricom, Inc	135

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
16,320	e*	Synaptics, Inc	$616
14,313	*	Synthesis Energy Systems, Inc	129
30,703		Technitrol, Inc	522
10,550	e*	Techwell, Inc	130
46,995	e*	Tekelec	691
27,669		Teleflex, Inc	1,538
294,697	e*	Tellabs, Inc	1,370
33,830	*	Tessera Technologies, Inc	554
948,139		Texas Instruments, Inc	26,700
41,326	*	Thomas & Betts Corp	1,564
8,827	*	Transmeta Corp	122
40,125	*	Trident Microsystems, Inc	146
105,731	*	Triquint Semiconductor, Inc	641
32,309	*	TTM Technologies, Inc	427
343,607		Tyco Electronics Ltd	12,308
13,489	e*	Ultra Clean Holdings	107
9,064	*	Ultralife Corp	97
16,474	e*	Universal Display Corp	203
8,900	e*	Universal Electronics, Inc	186
42,939	*	US Geothermal, Inc	126
87,200	e*	Utstarcom, Inc	477
36,704	*	Valence Technology, Inc	163
54,329	*	Varian Semiconductor Equipment Associates, Inc	1,892
15,575	*	Viasat, Inc	315
12,845	e	Vicor Corp	128
127,423	*	Vishay Intertechnology, Inc	1,130
18,190	e*	Volterra Semiconductor Corp	314
54,006	e	Whirlpool Corp	3,334
200,855		Xilinx, Inc	5,072
19,213	e*	Zoltek Cos, Inc	466
35,864	*	Zoran Corp	420
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	661,924

ENGINEERING AND MANAGEMENT SERVICES - 1.09%
19,818	*	Accelrys, Inc	96
13,465	*	Advisory Board Co	530
72,660	*	Aecom Technology Corp	2,364
7,317	e*	Affymax, Inc	116
97,112	e*	Amylin Pharmaceuticals, Inc	2,466
54,636	*	Applera Corp (Celera Genomics Group)	621
40,510	e*	Ariad Pharmaceuticals, Inc	97
7,981		CDI Corp	203
313,329	*	Celgene Corp	20,012
13,243	*	China Architectural Engineering, Inc	129
12,972	e*	comScore, Inc	283
8,356	e*	Cornell Cos, Inc	201
27,057		Corporate Executive Board Co	1,138
8,400	e*	CRA International, Inc	304
41,854	*	CV Therapeutics, Inc	344
40,474	*	Dyax Corp	125
35,238	*	eResearch Technology, Inc	615
74,374	e*	Exelixis, Inc	372
11,236	*	Exponent, Inc	353
63,772		Fluor Corp	11,867
25,764	*	Furmanite Corp	206
43,746	*	Genpact Ltd	653

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
38,778	*	Gen-Probe, Inc	$1,841
15,327	*	Greenfield Online, Inc	229
69,975	*	Hewitt Associates, Inc (Class A)	2,682
17,074	*	Hill International, Inc	281
13,227	e*	Huron Consulting Group, Inc	600
4,878	*	ICF International, Inc	81
53,977	e*	Incyte Corp	411
69,158	e*	Isis Pharmaceuticals, Inc	943
87,494	*	Jacobs Engineering Group, Inc	7,061
122,063		KBR, Inc	4,261
8,794	*	Kendle International, Inc	319
6,175	e	Landauer, Inc	347
17,070	*	LECG Corp	149
60,298	*	Lexicon Pharmaceuticals, Inc	96
26,398	e*	Luminex Corp	542
15,124		MAXIMUS, Inc	527
16,427	e*	Maxygen, Inc	56
162,751	*	McDermott International, Inc	10,073
5,139	*	Michael Baker Corp	112
142,044	e	Moody's Corp	4,892
31,449	e*	Myriad Genetics, Inc	1,432
34,893	*	Navigant Consulting, Inc	683
24,067	e*	Omnicell, Inc	317
232,524		Paychex, Inc	7,273
14,301	*	PharmaNet Development Group, Inc	226
10,882	*	PRG-Schultz International, Inc	102
112,230	e	Quest Diagnostics, Inc	5,440
44,788	*	Regeneron Pharmaceuticals, Inc	647
97,295	e*	Rentech, Inc	185
21,650	*	Repligen Corp	102
32,857		Resources Connection, Inc	669
26,264	*	Rigel Pharmaceuticals, Inc	595
38,631	*	RTI Biologics, Inc	338
131,500	*	SAIC, Inc	2,737
25,904	*	Sangamo Biosciences, Inc	258
41,189	e*	Savient Pharmaceuticals, Inc	1,042
41,520	e*	Seattle Genetics, Inc	351
32,543	*	Sequenom, Inc	519
59,648	*	Shaw Group, Inc	3,686
5,857	*	Stanley, Inc	196
24,068	e*	Symyx Technologies, Inc	168
7,624	e*	Tejon Ranch Co	275
42,235	*	Tetra Tech, Inc	955
59,797	*	URS Corp	2,510
2,793		VSE Corp	77
30,194		Watson Wyatt & Co Holdings (Class A)	1,597
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	110,978

FABRICATED METAL PRODUCTS - 0.57%
14,489	*	Akeena Solar, Inc	81
23,434	*	Alliant Techsystems, Inc	2,383
7,062	e	Ameron International Corp	847
49,516		Aptargroup, Inc	2,077
71,617		Ball Corp	3,419
20,416	*	Chart Industries, Inc	993
11,232		CIRCOR International, Inc	550

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
82,748		Commercial Metals Co	$3,120
13,231	*	Commercial Vehicle Group, Inc	124
35,527		Crane Co	1,369
115,778	*	Crown Holdings, Inc	3,009
8,340	e	Dynamic Materials Corp	275
20,133	e*	Griffon Corp	176
9,089		Gulf Island Fabrication, Inc	445
336,405		Illinois Tool Works, Inc	15,983
10,094		Insteel Industries, Inc	185
9,968	*	Ladish Co, Inc	205
25,129	e*	Mobile Mini, Inc	503
80,964	e	Mueller Water Products, Inc (Class A)	653
15,669	e*	NCI Building Systems, Inc	576
120,538		Parker Hannifin Corp	8,597
5,880	e*	Park-Ohio Holdings Corp	87
71,324	e	Pentair, Inc	2,498
26,576		Quanex Building Products Corp	395
17,440		Silgan Holdings, Inc	885
26,264	e	Simpson Manufacturing Co, Inc	624
20,492	e*	Smith & Wesson Holding Corp	107
41,032		Snap-On, Inc	2,134
58,901		Stanley Works	2,641
7,928	e	Sun Hydraulics Corp	256
44,785	e*	Taser International, Inc	223
9,351	e*	Trimas Corp	56
13,461	e	Valmont Industries, Inc	1,404
23,144	e	Watts Water Technologies, Inc (Class A)	576
		TOTAL FABRICATED METAL PRODUCTS	57,456

FISHING, HUNTING, AND TRAPPING - 0.00% **
5,153	*	HQ Sustainable Maritime Industries, Inc	68
		TOTAL FISHING, HUNTING, AND TRAPPING	68

FOOD AND KINDRED PRODUCTS - 3.60%
14,408	*	AgFeed Industries, Inc	216
4,618	e*	American Dairy, Inc	36
512,658		Anheuser-Busch Cos, Inc	31,846
462,750		Archer Daniels Midland Co	15,618
10,877		B&G Foods, Inc (Class A)	102
6,482	e*	Boston Beer Co, Inc (Class A)	264
87,076	e	Bunge Ltd	9,377
157,292		Campbell Soup Co	5,263
4,202	e	Coca-Cola Bottling Co Consolidated	155
1,667,681		Coca-Cola Co	86,686
226,127		Coca-Cola Enterprises, Inc	3,912
350,708		ConAgra Foods, Inc	6,762
135,742	*	Constellation Brands, Inc (Class A)	2,696
52,685		Corn Products International, Inc	2,587
60,640	*	Darling International, Inc	1,002
142,789		Del Monte Foods Co	1,014
11,509		Diamond Foods, Inc	265
181,000	*	Dr Pepper Snapple Group, Inc	3,797
5,320	e	Farmer Bros Co	113
55,188		Flowers Foods, Inc	1,564
237,396		General Mills, Inc	14,427
226,607		H.J. Heinz Co	10,843

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
52,171	e*	Hansen Natural Corp	$1,504
111,086	e	Hershey Co	3,641
51,953		Hormel Foods Corp	1,798
8,158	e	Imperial Sugar Co	127
9,626		J&J Snack Foods Corp	264
40,023		J.M. Smucker Co	1,627
177,366		Kellogg Co	8,517
1,089,773		Kraft Foods, Inc (Class A)	31,004
15,961		Lancaster Colony Corp	483
20,449	e	Lance, Inc	384
8,556	e*	M&F Worldwide Corp	336
81,863		McCormick & Co, Inc	2,919
82,604		Molson Coors Brewing Co (Class B)	4,488
5,604		National Beverage Corp	41
13,326	*	Omega Protein Corp	199
9,395	e*	Peet's Coffee & Tea, Inc	186
8,165		Penford Corp	121
99,580		Pepsi Bottling Group, Inc	2,780
41,694		PepsiAmericas, Inc	825
1,140,164		PepsiCo, Inc	72,503
18,431	e*	Ralcorp Holdings, Inc	911
15,246	e	Reddy Ice Holdings, Inc	209
123,795		Reynolds American, Inc	5,778
13,768	e	Sanderson Farms, Inc	475
507,483		Sara Lee Corp	6,217
45,370	*	Smart Balance, Inc	327
80,255	e*	Smithfield Foods, Inc	1,595
19,798	e	Tootsie Roll Industries, Inc	498
20,712	e*	TreeHouse Foods, Inc	502
197,573		Tyson Foods, Inc (Class A)	2,952
171,164		Wrigley (Wm.) Jr Co	13,313
		TOTAL FOOD AND KINDRED PRODUCTS	365,069

FOOD STORES - 0.33%
837	e	Arden Group, Inc (Class A)	106
23,015	e*	Great Atlantic & Pacific Tea Co, Inc	525
8,163	e	Ingles Markets, Inc (Class A)	190
474,894		Kroger Co	13,710
20,111	e*	Panera Bread Co (Class A)	930
16,292	e*	Pantry, Inc	174
29,048		Ruddick Corp	997
314,898		Safeway, Inc	8,990
151,182	*	Supervalu, Inc	4,670
5,570	*	Susser Holdings Corp	54
2,326	e	Village Super Market (Class A)	90
8,834		Weis Markets, Inc	287
99,875	e	Whole Foods Market, Inc	2,366
38,562	*	Winn-Dixie Stores, Inc	618
		TOTAL FOOD STORES	33,707

FORESTRY - 0.10%
55,428		Rayonier, Inc	2,353
151,931		Weyerhaeuser Co	7,770
		TOTAL FORESTRY	10,123

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
FURNITURE AND FIXTURES - 0.23%
18,783	e	Ethan Allen Interiors, Inc	$462
34,198	e	Furniture Brands International, Inc	457
41,802	e	Herman Miller, Inc	1,040
45,716	e	Hill-Rom Holdings, Inc	1,233
33,809		HNI Corp	597
7,413	e	Hooker Furniture Corp	128
38,561		Interface, Inc (Class A)	483
425,072		Johnson Controls, Inc	12,191
18,600		Kimball International, Inc (Class B)	154
36,828	e	La-Z-Boy, Inc	282
119,668	e	Leggett & Platt, Inc	2,007
260,149		Masco Corp	4,092
28,667	e	Sealy Corp	165
53,400	e	Tempur-Pedic International, Inc	417
		TOTAL FURNITURE AND FIXTURES	23,708

FURNITURE AND HOME FURNISHINGS STORES - 0.15%
186,627	e*	Bed Bath & Beyond, Inc	5,244
126,065	e	Circuit City Stores, Inc	364
116,000	*	GameStop Corp (Class A)	4,686
16,062	e	Haverty Furniture Cos, Inc	161
9,008	*	hhgregg, Inc	90
31,963		Knoll, Inc	388
38,812	e*	Mohawk Industries, Inc	2,488
64,355	e*	Pier 1 Imports, Inc	221
44,845	e	Steelcase, Inc (Class A)	450
21,617	e	Tuesday Morning Corp	89
65,673	e	Williams-Sonoma, Inc	1,303
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	15,484

GENERAL BUILDING CONTRACTORS - 0.19%
1,271	e	Amrep Corp	60
3,890	e*	Avatar Holdings, Inc	118
36,219	e	Beazer Homes USA, Inc	202
7,978	e	Brookfield Homes Corp	98
4,557	*	Cavco Industries, Inc	149
90,392		Centex Corp	1,209
227,013	e	DR Horton, Inc	2,463
36,048	e*	Hovnanian Enterprises, Inc (Class A)	198
54,387	e	KB Home	921
96,790	e	Lennar Corp (Class A)	1,194
9,603	e	M/I Homes, Inc	151
17,708	e	McGrath RentCorp	435
24,302	e	MDC Holdings, Inc	949
24,046	e*	Meritage Homes Corp	365
2,899	*	NVR, Inc	1,450
11,355	e*	Palm Harbor Homes, Inc	63
18,779	e*	Perini Corp	621
156,722	e	Pulte Homes, Inc	1,509
30,106		Ryland Group, Inc	657
66,400	e	Standard-Pacific Corp	224
13,336	e*	Team, Inc	458
90,806	e*	Toll Brothers, Inc	1,701
37,809		Walter Industries, Inc	4,112
		TOTAL GENERAL BUILDING CONTRACTORS	19,307

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
GENERAL MERCHANDISE STORES - 1.66%
41,992	e*	99 Cents Only Stores	$277
59,332	e*	Big Lots, Inc	1,854
42,950	*	BJ's Wholesale Club, Inc	1,662
35,721		Casey's General Stores, Inc	828
8,648	e*	Conn's, Inc	139
311,424		Costco Wholesale Corp	21,843
37,494	e	Dillard's, Inc (Class A)	434
99,443		Family Dollar Stores, Inc	1,983
29,664	e	Fred's, Inc	333
159,672		JC Penney Co, Inc	5,794
302,788		Macy's, Inc	5,880
17,729	e*	Retail Ventures, Inc	82
99,401	e*	Saks, Inc	1,091
17,973	e	Stein Mart, Inc	81
566,934		Target Corp	26,357
305,430		TJX Cos, Inc	9,612
1,612,874		Wal-Mart Stores, Inc	90,644
		TOTAL GENERAL MERCHANDISE STORES	168,894

HEALTH SERVICES - 1.16%
18,580	*	Alliance Imaging, Inc	161
4,568	*	Almost Family, Inc	122
20,096	e*	Amedisys, Inc	1,013
115,780		AmerisourceBergen Corp	4,630
22,231	*	Amsurg Corp	541
31,771	*	Apria Healthcare Group, Inc	616
42,918	*	Assisted Living Concepts, Inc (A Shares)	236
7,094	e*	Bio-Reference Labs, Inc	158
27,594	e	Brookdale Senior Living, Inc	562
5,440	*	China Sky One Medical, Inc	61
201,971		Cigna Corp	7,148
68,724	*	Community Health Systems, Inc	2,267
6,016	*	Corvel Corp	204
45,242	*	Covance, Inc	3,892
109,016	*	Coventry Health Care, Inc	3,316
22,090	e*	Cross Country Healthcare, Inc	318
16,323	e*	CryoLife, Inc	187
74,364	*	DaVita, Inc	3,951
40,757	*	Edwards Lifesciences Corp	2,529
17,698	e*	eHealth, Inc	313
14,234	e*	Emeritus Corp	208
6,373		Ensign Group, Inc	73
18,855	*	Enzo Biochem, Inc	212
151,223	*	Express Scripts, Inc	9,485
22,526	*	Five Star Quality Care, Inc	107
8,923	e*	Genomic Health, Inc	171
5,992	*	Genoptix, Inc	189
18,949	*	Gentiva Health Services, Inc	361
175,106	e*	Health Management Associates, Inc (Class A)	1,140
55,200	*	Healthsouth Corp	918
24,588	e*	Healthways, Inc	728
40,949	e*	Immunomedics, Inc	87
4,261	*	IPC The Hospitalist Co, Inc	80
21,589	*	Kindred Healthcare, Inc	621
79,042	*	Laboratory Corp of America Holdings	5,504

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
8,098	*	LHC Group, Inc	$188
6,348	*	Life Sciences Research, Inc	179
39,831	e*	LifePoint Hospitals, Inc	1,127
55,847	*	Lincare Holdings, Inc	1,586
27,594	*	Magellan Health Services, Inc	1,022
199,334		McKesson Corp	11,145
11,469	e*	Medcath Corp	206
364,224	*	Medco Health Solutions, Inc	17,191
4,992	e	National Healthcare Corp	229
65,248	e*	Nektar Therapeutics	219
15,155	e*	Nighthawk Radiology Holdings, Inc	107
25,907	*	Odyssey HealthCare, Inc	252
76,523	e	Omnicare, Inc	2,006
34,263	*	Pediatrix Medical Group, Inc	1,687
75,665		Pharmaceutical Product Development, Inc	3,246
38,523	e*	Psychiatric Solutions, Inc	1,458
12,730	*	RehabCare Group, Inc	204
15,881	e*	Skilled Healthcare Group, Inc (Class A)	213
16,786	e*	Stereotaxis, Inc	90
30,632	*	Sun Healthcare Group, Inc	410
35,130	e*	Sunrise Senior Living, Inc	790
334,984	e*	Tenet Healthcare Corp	1,863
32,048		Universal Health Services, Inc (Class B)	2,026
8,422	*	US Physical Therapy, Inc	138
5,340	*	Virtual Radiologic Corp	71
378,146	*	WellPoint, Inc	18,022
		TOTAL HEALTH SERVICES	117,784

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.09%
15,782	e*	Comverge, Inc	221
103,599	*	Foster Wheeler Ltd	7,578
25,688	e	Granite Construction, Inc	810
28,862		Great Lakes Dredge & Dock Corp	176
17,122	*	Matrix Service Co	395
15,593	*	Orion Marine Group, Inc	220
8,423	*	Sterling Construction Co, Inc	167
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	9,567

HOLDING AND OTHER INVESTMENT OFFICES - 2.29%
23,371	e	Acadia Realty Trust	541
29,453	*	Affiliated Managers Group, Inc	2,653
5,860	e	Agree Realty Corp	129
1,423	e*	Alexander's, Inc	442
22,774		Alexandria Real Estate Equities, Inc	2,217
120,545	e	Allied Capital Corp	1,674
70,448		AMB Property Corp	3,549
23,623	*	American Apparel, Inc	157
28,636		American Campus Communities, Inc	797
6,963		American Capital Agency Corp	116
12,511	e*	Ampal American Israel (Class A)	56
384,931		Annaly Mortgage Management, Inc	5,970
40,991	e	Anthracite Capital, Inc	289
58,536		Anworth Mortgage Asset Corp	381
65,085	e	Apartment Investment & Management Co (Class A)	2,217
102,197	e	Apollo Investment Corp	1,464
8,687	e	Arbor Realty Trust, Inc	78

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
76,924		Ashford Hospitality Trust, Inc	$355
10,813		Associated Estates Realty Corp	116
55,370	e	AvalonBay Communities, Inc	4,937
55,186	e	BioMed Realty Trust, Inc	1,354
83,577		Boston Properties, Inc	7,540
63,760		Brandywine Realty Trust	1,005
37,240	e	BRE Properties, Inc (Class A)	1,612
39,326	e	Camden Property Trust	1,741
30,528	e	Capital Lease Funding, Inc	229
2,167	e	Capital Southwest Corp	226
9,642	e	Capital Trust, Inc (Class A)	185
35,789		Capstead Mortgage Corp	388
9,676		Care Investment Trust, Inc	91
46,296	e	CBL & Associates Properties, Inc	1,057
31,340		Cedar Shopping Centers, Inc	367
5,581	e	Cherokee, Inc	112
32,771	e	Colonial Properties Trust	656
28,732	e	Corporate Office Properties Trust	986
32,524		Cousins Properties, Inc	751
13,235		Danvers Bancorp, Inc	146
123,500	e	DCT Industrial Trust, Inc	1,023
87,243		Developers Diversified Realty Corp	3,028
71,263		DiamondRock Hospitality Co	776
47,571	e	Digital Realty Trust, Inc	1,946
84,891		Douglas Emmett, Inc	1,865
106,864		Duke Realty Corp	2,399
17,964	e	EastGroup Properties, Inc	771
18,827		Education Realty Trust, Inc	219
22,056	e	Entertainment Properties Trust	1,090
15,082	e	Equity Lifestyle Properties, Inc	664
26,061	e	Equity One, Inc	536
193,308		Equity Residential	7,398
18,378	e	Essex Property Trust, Inc	1,957
62,323	e	Extra Space Storage, Inc	957
42,843		Federal Realty Investment Trust	2,956
48,174		FelCor Lodging Trust, Inc	506
32,972	e	First Industrial Realty Trust, Inc	906
16,992	e	First Potomac Realty Trust	259
41,850	e	Franklin Street Properties Corp	529
106,628	e	Friedman Billings Ramsey Group, Inc (Class A)	160
162,967	e	General Growth Properties, Inc	5,709
11,498	e	Getty Realty Corp	166
15,081	e	Gladstone Capital Corp	230
15,921		Gladstone Investment Corp	102
26,916	e	Glimcher Realty Trust	301
29,624	e	Gramercy Capital Corp	343
16,757	*	Harris & Harris Group, Inc	101
8,311		Hatteras Financial Corp	191
166,708		HCP, Inc	5,303
65,301		Health Care REIT, Inc	2,906
38,472	e	Healthcare Realty Trust, Inc	914
28,508		Hersha Hospitality Trust	215
41,242		Highwoods Properties, Inc	1,296
30,269	*	Hilltop Holdings, Inc	312
23,059		Home Properties, Inc	1,108
66,278		Hospitality Properties Trust	1,621

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
374,277		Host Marriott Corp	$5,109
150,177		HRPT Properties Trust	1,017
48,237	e	Inland Real Estate Corp	696
40,347		Investors Real Estate Trust	385
295,350	e	iShares Russell 3000 Index Fund	22,122
97,709	e	iStar Financial, Inc	1,291
18,553	e	JER Investors Trust, Inc	117
24,426	e	Kilroy Realty Corp	1,149
153,838	e	Kimco Realty Corp	5,310
20,224		Kite Realty Group Trust	253
29,268	e	LaSalle Hotel Properties	736
34,983	e	Lexington Corporate Properties Trust	477
64,945	e	Liberty Property Trust	2,153
17,555		LTC Properties, Inc	449
51,016		Macerich Co	3,170
49,047		Mack-Cali Realty Corp	1,676
29,713	e	Maguire Properties, Inc	362
47,910	e	Medical Properties Trust, Inc	485
32,379	e*	Meruelo Maddux Properties, Inc	71
109,319		MFA Mortgage Investments, Inc	713
20,324		Mid-America Apartment Communities, Inc	1,037
14,218	e	Mission West Properties, Inc	156
13,926		Monmouth Real Estate Investment Corp (Class A)	89
17,411		MVC Capital, Inc	238
18,515		National Health Investors, Inc	528
52,199		National Retail Properties, Inc	1,091
67,794		Nationwide Health Properties, Inc	2,135
31,202	e	Newcastle Investment Corp	219
42,485	e	NorthStar Realty Finance Corp	353
47,487		Omega Healthcare Investors, Inc	791
5,498		One Liberty Properties, Inc	90
11,623		Parkway Properties, Inc	392
13,973	e	PennantPark Investment Corp	101
23,126	e	Pennsylvania Real Estate Investment Trust	535
126,666	e	Plum Creek Timber Co, Inc	5,410
30,066	e	Post Properties, Inc	894
28,306		Potlatch Corp	1,277
184,978		Prologis	10,054
19,176	e	Prospect Capital Corp	253
11,782		PS Business Parks, Inc	608
90,986		Public Storage, Inc	7,351
44,670	e	RAIT Investment Trust	331
11,548		Ramco-Gershenson Properties	237
71,615	e	Realty Income Corp	1,630
21,768	e	Redwood Trust, Inc	496
49,074		Regency Centers Corp	2,901
15,662	e	Resource Capital Corp	113
8,737		Saul Centers, Inc	411
67,487		Senior Housing Properties Trust	1,318
158,667		Simon Property Group, Inc	14,263
42,555		SL Green Realty Corp	3,520
14,582		Sovran Self Storage, Inc	606
55,726	e	Strategic Hotels & Resorts, Inc	522
12,790	e	Sun Communities, Inc	233
44,687		Sunstone Hotel Investors, Inc	742
24,730	e	Tanger Factory Outlet Centers, Inc	889

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
39,722	e	Taubman Centers, Inc	$1,932
97,984		UDR, Inc	2,193
10,285	e	Universal Health Realty Income Trust	309
19,529	e	Urstadt Biddle Properties, Inc (Class A)	286
33,533	e	U-Store-It Trust	401
94,210		Ventas, Inc	4,011
209,494		Virgin Media, Inc	2,851
95,621		Vornado Realty Trust	8,415
47,091		WABCO Holdings, Inc	2,188
38,512	e	Washington Real Estate Investment Trust	1,157
55,000	e	Weingarten Realty Investors	1,668
40,217		Winthrop Realty Trust	145
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	232,458

HOTELS AND OTHER LODGING PLACES - 0.28%
18,496	e	Ameristar Casinos, Inc	256
15,345	e*	Bluegreen Corp	93
39,969	e	Boyd Gaming Corp	502
22,909	e	Choice Hotels International, Inc	607
29,868	e*	Gaylord Entertainment Co	716
21,853	e*	Great Wolf Resorts, Inc	95
9,907	e*	Isle of Capri Casinos, Inc	47
75,906	e*	Las Vegas Sands Corp	3,601
14,595	*	Lodgian, Inc	114
14,891	e	Marcus Corp	223
213,970		Marriott International, Inc (Class A)	5,615
89,039	e*	MGM Mirage	3,018
8,692	e*	Monarch Casino & Resort, Inc	103
14,393	e*	Morgans Hotel Group Co	148
31,477		Orient-Express Hotels Ltd (Class A)	1,367
11,051	*	Outdoor Channel Holdings, Inc	77
10,185	e*	Riviera Holdings Corp	103
133,623		Starwood Hotels & Resorts Worldwide, Inc	5,354
22,214	e*	Vail Resorts, Inc	951
128,944		Wyndham Worldwide Corp	2,309
44,253	e	Wynn Resorts Ltd	3,600
		TOTAL HOTELS AND OTHER LODGING PLACES	28,899

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.81%
19,106	*	3PAR, Inc	150
8,853	e	Aaon, Inc	171
39,814	e	Actuant Corp (Class A)	1,248
65,915	*	AGCO Corp	3,455
4,490		Alamo Group, Inc	92
19,847	e	Albany International Corp (Class A)	576
17,732	e*	Allis-Chalmers Energy, Inc	316
18,705	*	Altra Holdings, Inc	314
5,232		Ampco-Pittsburgh Corp	233
972,774		Applied Materials, Inc	18,570
13,287	e*	Astec Industries, Inc	427
39,136	*	Asyst Technologies, Inc	140
17,717	*	AuthenTec, Inc	185
73,014	*	Axcelis Technologies, Inc	356
44,378	e	Black & Decker Corp	2,552
11,587		Black Box Corp	315
27,159	*	Blount International, Inc	315

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
6,303	*	Bolt Technology Corp	$142
34,939	e	Briggs & Stratton Corp	443
276,213	*	Brocade Communications Systems, Inc	2,276
52,087	*	Brooks Automation, Inc	431
53,839		Bucyrus International, Inc (Class A)	3,931
43,791	e	Carlisle Cos, Inc	1,270
8,145	e	Cascade Corp	345
442,122		Caterpillar, Inc	32,637
50,384	e*	Cirrus Logic, Inc	280
15,295	*	Colfax Corp	384
12,813	*	Columbus McKinnon Corp	309
22,453	e*	Cray, Inc	104
146,036		Cummins, Inc	9,568
31,330		Curtiss-Wright Corp	1,402
22,436	e*	Cymer, Inc	603
309,819		Deere & Co	22,347
1,307,715	*	Dell, Inc	28,613
48,556		Diebold, Inc	1,728
56,506		Donaldson Co, Inc	2,522
136,565		Dover Corp	6,606
63,131	*	Dresser-Rand Group, Inc	2,468
22,221	*	Dril-Quip, Inc	1,400
39,428	*	Electronics for Imaging, Inc	576
48,742	*	Elixir Gaming Technologies, Inc	58
1,485,973	*	EMC Corp	21,829
60,542	*	Emulex Corp	705
25,764	*	Ener1, Inc	191
19,155	e*	ENGlobal Corp	273
15,889	e*	EnPro Industries, Inc	593
86,789	*	Entegris, Inc	568
89,895	e*	Extreme Networks, Inc	255
10,864	*	Flanders Corp	66
18,788	e*	Flotek Industries, Inc	387
26,655	e*	Flow International Corp	208
41,431		Flowserve Corp	5,664
92,722	*	FMC Technologies, Inc	7,133
12,288	e*	Fuel Tech, Inc	217
37,362	*	Gardner Denver, Inc	2,122
10,307	e*	Gehl Co	152
7,164,865		General Electric Co	191,230
9,597	e	Gorman-Rupp Co	382
43,862	e	Graco, Inc	1,670
3,632		Graham Corp	269
4,595	*	Harbin Electric, Inc	65
1,771,996		Hewlett-Packard Co	78,340
3,857	e*	Hurco Cos, Inc	119
58,172		IDEX Corp	2,143
18,659	e*	Immersion Corp	127
224,434		Ingersoll-Rand Co Ltd (Class A)	8,401
44,048	e*	Intermec, Inc	929
984,058		International Business Machines Corp	116,640
222,483		International Game Technology	5,558
14,156	*	Intevac, Inc	160
5,817	e*	Isilon Systems, Inc	26
130,554		ITT Industries, Inc	8,268
150,302		Jabil Circuit, Inc	2,466

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
77,748		Joy Global, Inc	$5,896
9,545	*	Kadant, Inc	216
20,819	e	Kaydon Corp	1,070
57,115		Kennametal, Inc	1,859
4,064	*	Key Technology, Inc	129
40,500	e*	Kulicke & Soffa Industries, Inc	295
88,030	*	Lam Research Corp	3,182
35,025		Lennox International, Inc	1,014
66,966	*	Lexmark International, Inc (Class A)	2,239
8,610	e	Lindsay Manufacturing Co	732
10,534		Lufkin Industries, Inc	877
92,594		Manitowoc Co, Inc	3,012
10,825		Met-Pro Corp	145
57,418	*	Micros Systems, Inc	1,751
12,151	e*	Middleby Corp	534
24,902	e	Modine Manufacturing Co	308
3,910		Nacco Industries, Inc (Class A)	291
14,615	e*	NATCO Group, Inc (Class A)	797
8,571	*	Natural Gas Services Group, Inc	261
28,487	*	Netezza Corp	327
24,403	*	Netgear, Inc	338
11,283		NN, Inc	157
23,832		Nordson Corp	1,737
34,849	*	Oil States International, Inc	2,211
86,870		Pall Corp	3,447
72,885	e	Palm, Inc	393
4,576	*	Peerless Manufacturing Co	214
134,455	e*	Quantum Corp	182
25,143	*	Rackable Systems, Inc	337
14,719	*	RBC Bearings, Inc	490
7,282	e*	Rimage Corp	90
40,186	e*	Riverbed Technology, Inc	551
19,984		Robbins & Myers, Inc	997
106,305		Rockwell Automation, Inc	4,649
85,950	e*	Safeguard Scientifics, Inc	107
161,340	*	SanDisk Corp	3,017
6,258	e	Sauer-Danfoss, Inc	195
19,852	e*	Scansource, Inc	531
45,874	e*	Scientific Games Corp (Class A)	1,359
86,617	m,v*	Seagate Technology	-	^
348,581		Seagate Technology, Inc	6,668
15,689	e*	Semitool, Inc	118
19,250	e*	Sigma Designs, Inc	267
38,422		SPX Corp	5,061
8,469		Standex International Corp	176
22,478	e*	STEC, Inc	231
16,272	e*	Super Micro Computer, Inc	120
8,956	*	T-3 Energy Services, Inc	712
10,545	*	Tecumseh Products Co (Class A)	346
11,200	e	Tennant Co	337
127,189	*	Teradata Corp	2,943
72,571	*	Terex Corp	3,728
9,835	*	Thermadyne Holdings Corp	145
59,500		Timken Co	1,960
26,107	e	Toro Co	869
14,313	e*	TurboChef Technologies, Inc	68

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
6,504	e	Twin Disc, Inc	$136
18,851	*	Ultratech, Inc	293
90,420	*	Varian Medical Systems, Inc	4,688
48,959	e*	VeriFone Holdings, Inc	585
16,186	e	Watsco, Inc	677
159,208	*	Western Digital Corp	5,497
42,738		Woodward Governor Co	1,524
48,274	*	Zebra Technologies Corp (Class A)	1,576
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	691,676

INSTRUMENTS AND RELATED PRODUCTS - 4.98%
15,924	e*	Abaxis, Inc	384
21,756	e*	Abiomed, Inc	386
26,489	e*	Accuray, Inc	193
39,000	e*	Advanced Medical Optics, Inc	731
48,446	e*	Affymetrix, Inc	499
264,568	*	Agilent Technologies, Inc	9,403
42,246	e*	Align Technology, Inc	443
218,678		Allergan, Inc	11,382
18,953	*	Alphatec Holdings, Inc	77
51,214	e*	American Medical Systems Holdings, Inc	766
6,336	e	American Science & Engineering, Inc	326
11,227		Analogic Corp	708
14,600	e*	Anaren, Inc	154
15,144	*	Angiodynamics, Inc	206
119,785		Applied Biosystems, Inc	4,010
7,835	e*	Argon ST, Inc	194
19,956	e*	Arthrocare Corp	814
1,039		Atrion Corp	100
6,242	*	Axsys Technologies, Inc	325
9,964	e	Badger Meter, Inc	503
72,813		Bard (C.R.), Inc	6,404
450,924		Baxter International, Inc	28,832
45,214		Beckman Coulter, Inc	3,053
176,074		Becton Dickinson & Co	14,315
13,647	*	Bio-Rad Laboratories, Inc (Class A)	1,104
1,075,922	*	Boston Scientific Corp	13,223
39,674	*	Bruker BioSciences Corp	510
35,172	*	Caliper Life Sciences, Inc	91
8,219	e*	Cantel Medical Corp	83
14,117	*	Cardiac Science Corp	116
3,187	*	CardioNet, Inc	85
42,022	*	Cepheid, Inc	1,182
17,122	*	Coherent, Inc	512
15,857	e	Cohu, Inc	233
22,053	e*	Conmed Corp	586
31,515	e	Cooper Cos, Inc	1,171
357,050		Covidien Ltd	17,099
14,634	e*	Cyberonics, Inc	318
5,493	e*	Cynosure, Inc (Class A)	109
183,752		Danaher Corp	14,204
9,120		Datascope Corp	429
109,141		Dentsply International, Inc	4,016
35,845	*	Depomed, Inc	115
18,685	*	DexCom, Inc	113
15,488	*	Dionex Corp	1,028

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
28,799		DRS Technologies, Inc	$2,267
2,580	*	DXP Enterprises, Inc	107
8,652	*	Eagle Test Systems, Inc	97
203,504		Eastman Kodak Co	2,937
561,268		Emerson Electric Co	27,755
19,238	e*	ESCO Technologies, Inc	903
20,800	*	Esterline Technologies Corp	1,025
48,426	e*	ev3, Inc	459
4,898	*	Exactech, Inc	126
7,765	*	Excel Technology, Inc	173
10,521	e*	FARO Technologies, Inc	265
24,915	e*	FEI Co	568
8,200	*	FGX International Holdings Ltd	66
98,592	*	Flir Systems, Inc	4,000
34,873	e*	Formfactor, Inc	643
30,712	e*	Fossil, Inc	893
92,102	e	Garmin Ltd	3,946
19,314	*	Haemonetics Corp	1,071
16,369	*	Hanger Orthopedic Group, Inc	270
9,696	*	Herley Industries, Inc	129
43,616		Hillenbrand, Inc	933
184,109	*	Hologic, Inc	4,014
9,395	e*	ICU Medical, Inc	215
10,189	*	ICx Technologies, Inc	74
13,461	e*	I-Flow Corp	137
16,744	e*	II-VI, Inc	585
40,753	e*	Illumina, Inc	3,550
12,951	e*	Insulet Corp	204
14,613	e*	Integra LifeSciences Holdings Corp	650
27,810	*	Intuitive Surgical, Inc	7,492
22,994	e	Invacare Corp	470
59,511	e*	ION Geophysical Corp	1,038
12,955	*	IRIS International, Inc	203
24,493	*	Itron, Inc	2,409
30,992	*	Ixia	215
2,025,735		Johnson & Johnson	130,336
8,260	e*	Kensey Nash Corp	265
122,204		Kla-Tencor Corp	4,975
50,517	*	Kopin Corp	145
1,705	*	K-Tron International, Inc	221
46,878	e*	L-1 Identity Solutions, Inc	624
8,713	*	LaBarge, Inc	113
49,063	e*	LTX Corp	108
12,178	*	Lydall, Inc	153
33,028	e*	Masimo Corp	1,135
9,778	e*	Measurement Specialties, Inc	172
9,627	e*	Medical Action Industries, Inc	100
811,238		Medtronic, Inc	41,982
23,876	e	Mentor Corp	664
18,330	*	Merit Medical Systems, Inc	269
26,477	*	Mettler-Toledo International, Inc	2,512
10,806	e*	Micrus Endovascular Corp	152
39,616	*	Millipore Corp	2,688
22,253	e	Mine Safety Appliances Co	890
35,548	*	MKS Instruments, Inc	779
12,667		Movado Group, Inc	251

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
13,932		MTS Systems Corp	$500
41,305		National Instruments Corp	1,172
19,956	e*	Natus Medical, Inc	418
10,524	*	Neogen Corp	241
27,910	e*	Newport Corp	318
25,498	*	NuVasive, Inc	1,139
14,324	e*	NxStage Medical, Inc	55
11,676	*	Orthofix International NV	338
46,144	*	Orthovita, Inc	95
2,713	e*	OYO Geospace Corp	160
12,302	e*	Palomar Medical Technologies, Inc	123
85,092		PerkinElmer, Inc	2,370
12,363	*	Photon Dynamics Inc	186
149,153		Pitney Bowes, Inc	5,086
56,088	*	Resmed, Inc	2,005
115,596		Rockwell Collins, Inc	5,544
21,764	*	Rofin-Sinar Technologies, Inc	657
64,240		Roper Industries, Inc	4,232
20,900	e*	Rudolph Technologies, Inc	161
53,475	e*	Sirf Technology Holdings, Inc	231
11,900	e*	Sirona Dental Systems, Inc	308
8,984	*	Somanetics Corp	190
16,954	e*	Sonic Solutions, Inc	101
11,650	e*	SonoSite, Inc	326
21,581	e*	Spectranetics Corp	213
243,447	*	St. Jude Medical, Inc	9,952
49,750	*	Star Scientific, Inc	60
44,141		STERIS Corp	1,269
221,186		Stryker Corp	13,908
24,549	*	Symmetry Medical, Inc	398
9,221	*	Synovis Life Technologies, Inc	174
27,552	*	Techne Corp	2,132
25,935	*	Teledyne Technologies, Inc	1,265
122,676	*	Teradyne, Inc	1,358
302,553	*	Thermo Electron Corp	16,861
37,720	e*	Thoratec Corp	656
9,073	*	Trans1, Inc	137
86,908	e*	Trimble Navigation Ltd	3,103
23,253	*	Varian, Inc	1,187
20,673	e*	Veeco Instruments, Inc	332
11,927	e*	Vital Images, Inc	148
7,691		Vital Signs, Inc	437
40,285	e*	Vivus, Inc	269
9,220	*	Vnus Medical Technologies, Inc	184
34,192	*	Volcano Corp	417
71,444	*	Waters Corp	4,608
26,763	*	Wright Medical Group, Inc	760
646,158		Xerox Corp	8,762
167,828	*	Zimmer Holdings, Inc	11,421
14,948	*	Zoll Medical Corp	503
12,959	*	Zygo Corp	127
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	505,555

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
213,063		AON Corp	9,788
83,125		Brown & Brown, Inc	1,446

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
14,025	e*	Crawford & Co (Class B)	$112
66,596	e	Gallagher (Arthur J.) & Co	1,605
226,180		Hartford Financial Services Group, Inc	14,604
27,850		Hilb Rogal & Hobbs Co	1,210
4,317		Life Partners Holdings, Inc	86
367,600		Marsh & McLennan Cos, Inc	9,760
28,892	e	National Financial Partners Corp	573
14,545	*	United America Indemnity Ltd (Class A)	194
6,431		White Mountains Insurance Group Ltd	2,759
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	42,137

INSURANCE CARRIERS - 3.53%
232,287	*	ACE Ltd	12,797
347,326		Aetna, Inc	14,077
341,901		Aflac, Inc	21,471
3,675	e*	Alleghany Corp	1,220
34,741		Allied World Assurance Holdings Ltd	1,376
395,845		Allstate Corp	18,047
223,680	e	Ambac Financial Group, Inc	300
9,229	*	AmCOMP, Inc	90
39,900	e	American Equity Investment Life Holding Co	325
54,873		American Financial Group, Inc	1,468
1,666,770		American International Group, Inc	44,103
11,112		American National Insurance Co	1,089
8,194		American Physicians Capital, Inc	397
7,468	*	American Safety Insurance Holdings Ltd	107
37,965	*	AMERIGROUP Corp	790
13,065	*	Amerisafe, Inc	208
17,807	e	Amtrust Financial Services, Inc	224
34,849	*	Arch Capital Group Ltd	2,311
22,199	*	Argo Group International Holdings Ltd	745
61,246		Aspen Insurance Holdings Ltd	1,450
83,996		Assurant, Inc	5,540
43,203	e	Assured Guaranty Ltd	777
106,835		Axis Capital Holdings Ltd	3,185
4,897	e	Baldwin & Lyons, Inc (Class B)	86
23,815	e	Castlepoint Holdings Ltd	216
31,767	*	Centene Corp	533
262,636		Chubb Corp	12,872
104,899		Cincinnati Financial Corp	2,664
24,979	e*	Citizens, Inc	153
19,762	e	CNA Financial Corp	497
10,118	*	CNA Surety Corp	128
134,174	*	Conseco, Inc	1,331
5,246	e*	Darwin Professional Underwriters, Inc	162
30,740		Delphi Financial Group, Inc (Class A)	711
9,364		Donegal Group, Inc (Class A)	149
4,503	e	EMC Insurance Group, Inc	108
40,431		Employers Holdings, Inc	837
37,538	e	Endurance Specialty Holdings Ltd	1,156
4,920	e*	Enstar Group Ltd	431
31,428	e	Erie Indemnity Co (Class A)	1,450
44,483		Everest Re Group Ltd	3,546
10,036		FBL Financial Group, Inc (Class A)	200
157,242	e	Fidelity National Title Group, Inc (Class A)	1,981
13,254	e*	First Acceptance Corp	42

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
65,120	e	First American Corp	$1,719
8,814	*	First Mercury Financial Corp	155
10,047	e	Flagstone Reinsurance Holdings Ltd	118
6,887	e*	Fpic Insurance Group, Inc	312
312,346		Genworth Financial, Inc (Class A)	5,563
20,683	e*	Greenlight Capital Re Ltd (Class A)	473
36,385		Hanover Insurance Group, Inc	1,546
10,427	e	Harleysville Group, Inc	353
78,139		HCC Insurance Holdings, Inc	1,652
79,283	*	Health Net, Inc	1,908
23,814	e*	HealthExtras, Inc	718
33,695	*	Healthspring, Inc	569
29,235		Horace Mann Educators Corp	410
120,669	*	Humana, Inc	4,799
3,952	e	Independence Holding Co	39
14,619		Infinity Property & Casualty Corp	607
38,500		IPC Holdings Ltd	1,022
2,078		Kansas City Life Insurance Co	87
12,081	e	LandAmerica Financial Group, Inc	268
126,388	e	Leucadia National Corp	5,933
186,379		Lincoln National Corp	8,447
225,668	e	Loews Corp	10,584
34,934		Maiden Holdings Ltd	224
7,160	*	Markel Corp	2,628
42,796		Max Re Capital Ltd	913
156,117	e	MBIA, Inc	685
18,349		Meadowbrook Insurance Group, Inc	97
19,709	e	Mercury General Corp	921
324,819		Metlife, Inc	17,141
89,078	e	MGIC Investment Corp	544
8,801	e*	Molina Healthcare, Inc	214
67,224	e	Montpelier Re Holdings Ltd	992
11,286	e	National Interstate Corp	207
1,551		National Western Life Insurance Co (Class A)	339
33,169	e	Nationwide Financial Services, Inc (Class A)	1,592
9,235	*	Navigators Group, Inc	499
4,145	e	NYMAGIC, Inc	79
17,706	e	Odyssey Re Holdings Corp	629
161,230		Old Republic International Corp	1,909
20,220	e	OneBeacon Insurance Group Ltd	355
39,084		PartnerRe Ltd	2,702
41,092	*	Philadelphia Consolidated Holding Co	1,396
79,793	e	Phoenix Cos, Inc	607
35,101		Platinum Underwriters Holdings Ltd	1,145
22,267	*	PMA Capital Corp (Class A)	205
61,333	e	PMI Group, Inc	120
13,808	e	Presidential Life Corp	213
32,274	e*	Primus Guaranty Ltd	94
186,017		Principal Financial Group	7,807
24,172	*	ProAssurance Corp	1,163
9,595		Procentury Corp	152
487,233		Progressive Corp	9,121
49,619		Protective Life Corp	1,888
311,913		Prudential Financial, Inc	18,634
50,176		Quanta Capital Holdings Ltd	132
56,697		Radian Group, Inc	82

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
15,001	*	RadNet, Inc	$93
21,524		Reinsurance Group Of America, Inc	937
46,431		RenaissanceRe Holdings Ltd	2,074
14,489	e	RLI Corp	717
65,362		Safeco Corp	4,390
11,778		Safety Insurance Group, Inc	420
6,336	*	SCPIE Holdings Inc	177
14,868	*	SeaBright Insurance Holdings, Inc	215
40,400		Selective Insurance Group, Inc	758
34,895		Stancorp Financial Group, Inc	1,639
9,480	e	State Auto Financial Corp	227
12,744		Stewart Information Services Corp	246
64,592		Torchmark Corp	3,788
14,435	e	Tower Group, Inc	306
19,325		Transatlantic Holdings, Inc	1,091
434,782		Travelers Cos, Inc	18,870
8,100	e*	Triple-S Management Corp (Class B)	132
14,738		United Fire & Casualty Co	397
883,155		UnitedHealth Group, Inc	23,183
32,289	e	Unitrin, Inc	890
32,738	e*	Universal American Financial Corp	335
248,785		UnumProvident Corp	5,088
40,630	e	Validus Holdings Ltd	863
102,891		W.R. Berkley Corp	2,486
29,275	*	WellCare Health Plans, Inc	1,058
921		Wesco Financial Corp	352
128,715		XL Capital Ltd (Class A)	2,646
26,173		Zenith National Insurance Corp	920
		TOTAL INSURANCE CARRIERS	358,359

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
9,575	*	China Fire & Security Group, Inc	77
36,479	e*	Geo Group, Inc	821
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	898

LEATHER AND LEATHER PRODUCTS - 0.10%
245,450	*	Coach, Inc	7,089
56,694	e*	CROCS, Inc	454
15,990	e*	Genesco, Inc	494
41,255	e*	Iconix Brand Group, Inc	498
14,372	e*	Steven Madden Ltd	264
33,262	e*	Timberland Co (Class A)	544
3,210	e	Weyco Group, Inc	85
35,905		Wolverine World Wide, Inc	958
		TOTAL LEATHER AND LEATHER PRODUCTS	10,386

LEGAL SERVICES - 0.03%
36,032	e*	FTI Consulting, Inc	2,467
7,324	e*	Pre-Paid Legal Services, Inc	298
		TOTAL LEGAL SERVICES	2,765

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00% **
6,514	e*	Emergency Medical Services Corp (Class A)	147
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	147

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
LUMBER AND WOOD PRODUCTS - 0.02%
8,518	e	American Woodmark Corp	$180
64,030	e*	Champion Enterprises, Inc	375
7,514	e	Deltic Timber Corp	402
75,407	e	Louisiana-Pacific Corp	640
4,307	e	Skyline Corp	101
11,966	e	Universal Forest Products, Inc	359
		TOTAL LUMBER AND WOOD PRODUCTS	2,057

METAL MINING - 0.72%
31,735	*	Allied Nevada Gold Corp	187
38,747	e*	Apex Silver Mines Ltd	190
65,142		Cleveland-Cliffs, Inc	7,764
396,635	e*	Coeur d'Alene Mines Corp	1,150
32,556		Foundation Coal Holdings, Inc	2,884
275,410		Freeport-McMoRan Copper & Gold, Inc (Class B)	32,275
95,263	e*	Hecla Mining Co	882
313,893		Newmont Mining Corp	16,373
19,662	e*	Patriot Coal Corp	3,014
35,943	*	Rosetta Resources, Inc	1,024
21,168		Royal Gold, Inc	664
19,857	e*	ShengdaTech, Inc	197
52,848		Southern Copper Corp	5,635
30,773	e*	Stillwater Mining Co	364
36,838	e*	Uranium Resources, Inc	136
		TOTAL METAL MINING	72,739

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.32%
12,119	e	Armstrong World Industries, Inc	354
19,692		Blyth, Inc	237
51,179		Callaway Golf Co	605
22,322		Daktronics, Inc	450
108,699		Fortune Brands, Inc	6,784
88,702		Hasbro, Inc	3,168
24,778	*	Intrepid Potash, Inc	1,630
19,429	e*	Jakks Pacific, Inc	425
8,407	e	Marine Products Corp	55
261,421		Mattel, Inc	4,476
26,637	e	Nautilus, Inc	135
14,785	*	RC2 Corp	274
11,572	e*	Russ Berrie & Co, Inc	92
25,055	e*	Shuffle Master, Inc	124
4,356	e*	Steinway Musical Instruments, Inc	115
350,838		Tyco International Ltd	14,048
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	32,972

MISCELLANEOUS RETAIL - 1.28%
14,742	*	1-800-FLOWERS.COM, Inc (Class A)	95
226,321	*	Amazon.com, Inc	16,596
25,824	e	Barnes & Noble, Inc	641
240,175		Best Buy Co, Inc	9,511
15,894	e	Big 5 Sporting Goods Corp	120
10,266	e*	Blue Nile, Inc	437
41,091	e	Borders Group, Inc	247
10,668	e*	Build-A-Bear Workshop, Inc	78
26,223	e*	Cabela's, Inc	289
20,960		Cash America International, Inc	650

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
36,440	e*	CKX, Inc	$319
46,768	e*	Coldwater Creek, Inc	247
1,027,486		CVS Corp	40,658
58,538	e*	Dick's Sporting Goods, Inc	1,038
64,540	*	Dollar Tree, Inc	2,110
61,220	*	Drugstore.Com	116
25,590	*	Ezcorp, Inc (Class A)	326
7,272	*	Fuqi International, Inc	64
16,458	*	GSI Commerce, Inc	224
24,778	e*	Hibbett Sports, Inc	523
23,197	e	Longs Drug Stores Corp	977
30,878		MSC Industrial Direct Co (Class A)	1,362
24,699	e	Nutri/System, Inc	349
194,377	*	Office Depot, Inc	2,126
53,228	e	OfficeMax, Inc	740
11,517	e*	Overstock.com, Inc	299
6,868	*	PC Connection, Inc	64
7,784	*	PC Mall, Inc	106
91,194		Petsmart, Inc	1,819
27,667	e*	Priceline.com, Inc	3,194
9,367		Pricesmart, Inc	185
406,165	e*	Rite Aid Corp	646
42,537	e*	Sears Holdings Corp	3,133
10,339	*	Shutterfly, Inc	126
12,380	e*	Stamps.com, Inc	155
504,808		Staples, Inc	11,989
9,938	e	Systemax, Inc	175
90,085		Tiffany & Co	3,671
711,890		Walgreen Co	23,144
20,188		World Fuel Services Corp	443
25,452	e*	Zale Corp	481
12,255	e*	Zumiez, Inc	203
		TOTAL MISCELLANEOUS RETAIL	129,676

MOTION PICTURES - 0.93%
27,904	e*	Avid Technology, Inc	474
143,498	e*	Blockbuster, Inc (Class A)	359
423,971		CBS Corp (Class B)	8,263
21,687	e	Cinemark Holdings, Inc	283
201,972	*	Discovery Holding Co (Class A)	4,435
57,402	*	DreamWorks Animation SKG, Inc (Class A)	1,711
11,202	e*	Gaiam, Inc (Class A)	151
59,204	e*	Macrovision Solutions Corp	886
30,800	e	National CineMedia, Inc	328
1,663,746		News Corp (Class A)	25,023
55,387	e	Regal Entertainment Group (Class A)	846
2,560,275		Time Warner, Inc	37,892
107,226	e*	tw telecom inc	1,719
402,253	*	Viacom, Inc (Class B)	12,285
		TOTAL MOTION PICTURES	94,655

NONDEPOSITORY INSTITUTIONS - 0.94%
36,918	e	Advance America Cash Advance Centers, Inc	188
26,047		Advanta Corp (Class B)	164
145,945		American Capital Strategies Ltd American Capital Ltd	3,469
723,583		American Express Co	27,257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
83,434	e*	AmeriCredit Corp	$719
69,835	e	Ares Capital Corp	704
7,100	e	BlackRock Kelso Capital Corp	67
29,500	e*	Boise, Inc	114
269,581	e	Capital One Financial Corp	10,247
112,835	e	CapitalSource, Inc	1,250
23,500	e	Chimera Investment Corp	212
200,189	e	CIT Group, Inc	1,363
16,600	e*	CompuCredit Corp	100
420,178		Countrywide Financial Corp	1,786
6,736	e*	Credit Acceptance Corp	172
344,656		Discover Financial Services	4,539
4,010	*	Doral Financial Corp	54
11,162	e*	Encore Capital Group, Inc	99
763,430	*	Fannie Mae	14,895
7,676	e	Federal Agricultural Mortgage Corp (Class C)	190
19,417	e	Financial Federal Corp	426
18,408	e*	First Cash Financial Services, Inc	276
43,239	e	First Marblehead Corp	111
466,101		Freddie Mac	7,644
37,598	e	GLG Partners, Inc	293
24,950	e*	Guaranty Financial Group, Inc	134
23,158	e	Hercules Technology Growth Capital, Inc	207
8,511		Kohlberg Capital Corp	85
50,285	e	MCG Capital Corp	200
9,981		Medallion Financial Corp	94
18,237	e*	Mercadolibre, Inc	629
7,245	*	Mitcham Industries, Inc	124
13,901		Nelnet, Inc (Class A)	156
9,384	e*	NewStar Financial, Inc	55
12,077	e	NGP Capital Resources Co	186
25,500	e*	Ocwen Financial Corp	119
12,881	e	Patriot Capital Funding, Inc	81
37,904	*	PHH Corp	582
335,310	*	SLM Corp	6,488
2,846		Student Loan Corp	279
179,246		Textron, Inc	8,591
40,004	e*	thinkorswim Group, Inc	282
2,767	e	TICC Capital Corp	15
1	e*	TICC Capital Corp	-	^
12,929	e*	World Acceptance Corp	435
		TOTAL NONDEPOSITORY INSTITUTIONS	95,081

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
18,209	e	AMCOL International Corp	518
22,877		Compass Minerals International, Inc	1,843
45,354	e*	General Moly, Inc	357
78,122	e	Vulcan Materials Co	4,670
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	7,388

OIL AND GAS EXTRACTION - 5.36%
29,557	*	Abraxas Petroleum Corp	160
336,517		Anadarko Petroleum Corp	25,185
6,580	e	APCO Argentina, Inc	190
6,556	*	Approach Resources, Inc	176
25,207	*	Arena Resources, Inc	1,331

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
25,618		Atlas America, Inc	$1,154
19,847	*	ATP Oil & Gas Corp	783
19,787	*	Atwood Oceanics, Inc	2,460
222,568		Baker Hughes, Inc	19,439
28,976	e*	Basic Energy Services, Inc	913
30,752	e	Berry Petroleum Co (Class A)	1,811
26,337	*	Bill Barrett Corp	1,565
211,184		BJ Services Co	6,745
26,898	*	BMB Munai, Inc	160
11,997	e*	Bois d'Arc Energy, Inc	292
32,124	e*	Brigham Exploration Co	509
18,177	e*	Bronco Drilling Co, Inc	334
30,420	e*	Cal Dive International, Inc	435
14,536	*	Callon Petroleum Co	398
157,356	*	Cameron International Corp	8,710
27,338	*	Cano Petroleum, Inc	217
20,347	*	Carrizo Oil & Gas, Inc	1,385
35,790	e*	Cheniere Energy, Inc	156
388,953	e	Chesapeake Energy Corp	25,655
58,913		Cimarex Energy Co	4,104
3,369	e*	Clayton Williams Energy, Inc	370
22,568	*	CNX Gas Corp	949
34,650	*	Complete Production Services, Inc	1,262
32,810	*	Comstock Resources, Inc	2,770
35,809	*	Concho Resources, Inc	1,336
9,375	e*	Contango Oil & Gas Co	871
22,174	e*	Continental Resources, Inc	1,537
5,228	e*	Dawson Geophysical Co	311
49,598	e*	Delta Petroleum Corp	1,266
176,965	*	Denbury Resources, Inc	6,459
49,080		Diamond Offshore Drilling, Inc	6,829
5,864	*	Double Eagle Petroleum Co	107
37,611	*	Encore Acquisition Co	2,828
81,717	*	Endeavour International Corp	177
27,497	e*	Energy Partners Ltd	410
50,656	*	Energy XXI Bermuda Ltd	351
103,958		ENSCO International, Inc	8,394
93,992		Equitable Resources, Inc	6,491
53,659	e*	EXCO Resources, Inc	1,981
47,192	e*	Exterran Holdings, Inc	3,374
63,752	*	Forest Oil Corp	4,750
24,931	e*	FX Energy, Inc	131
67,833	*	Gasco Energy, Inc	282
21,487	e*	GeoGlobal Resources, Inc	46
4,904	*	Geokinetics, Inc	89
12,517	*	Geomet, Inc	119
4,145	*	Georesources, Inc	76
83,108	*	Global Industries Ltd	1,490
10,503	*	GMX Resources, Inc	778
15,117	e*	Goodrich Petroleum Corp	1,254
130,664	e	Grey Wolf, Inc	1,180
18,897	e*	Gulfport Energy Corp	311
627,648		Halliburton Co	33,309
29,621	e*	Harvest Natural Resources, Inc	328
65,623	*	Helix Energy Solutions Group, Inc	2,733
74,677		Helmerich & Payne, Inc	5,378

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
63,849	*	Hercules Offshore, Inc	$2,428
11,202	*	Houston American Energy Corp	126
6,902	e	Kayne Anderson Energy Development Co	158
89,885	*	Key Energy Services, Inc	1,746
61,793	e*	Mariner Energy, Inc	2,284
35,767	e*	McMoRan Exploration Co	984
70,596	*	Meridian Resource Corp	208
202,520	e*	Nabors Industries Ltd	9,970
298,433	*	National Oilwell Varco, Inc	26,477
64,229	e*	Newpark Resources, Inc	505
193,110		Noble Corp	12,544
14,257	*	Northern Oil And Gas, Inc	189
39,636	*	Oceaneering International, Inc	3,054
118,308	e*	Oilsands Quest, Inc	769
5,367		Panhandle Oil and Gas, Inc	182
27,407	*	Parallel Petroleum Corp	552
80,330	e*	Parker Drilling Co	804
110,882		Patterson-UTI Energy, Inc	3,996
29,914		Penn Virginia Corp	2,256
3,037	m,v*	Petrocorp, Inc	-	^
156,414	*	PetroHawk Energy Corp	7,244
11,388	*	Petroleum Development Corp	757
31,603	e*	Petroquest Energy, Inc	850
35,470	*	Pioneer Drilling Co	667
86,290		Pioneer Natural Resources Co	6,755
77,413	*	Plains Exploration & Production Co	5,649
12,071	*	PowerSecure International, Inc	88
120,607	*	Pride International, Inc	5,704
14,053	*	Quest Resource Corp	160
74,419	*	Quicksilver Resources, Inc	2,876
26,595	*	RAM Energy Resources, Inc	168
110,989		Range Resources Corp	7,274
11,881	*	Rex Energy Corp	314
80,853		Rowan Cos, Inc	3,780
23,456	e	RPC, Inc	394
855,867		Schlumberger Ltd	91,946
16,455	e*	SEACOR Holdings, Inc	1,473
144,129		Smith International, Inc	11,983
245,907	*	Southwestern Energy Co	11,708
45,939		St. Mary Land & Exploration Co	2,969
19,410	*	Stone Energy Corp	1,279
23,906	e*	Sulphco, Inc	54
57,007	*	Superior Energy Services	3,143
11,230	e*	Superior Well Services, Inc	356
21,103	*	Swift Energy Co	1,394
54,419	*	Tetra Technologies, Inc	1,290
37,744	e	Tidewater, Inc	2,454
11,158	e*	Toreador Resources Corp	95
228,816		Transocean, Inc	34,869
8,324	e*	Trico Marine Services, Inc	303
16,704	*	Tri-Valley Corp	124
20,290	e*	TXCO Resources, Inc	239
10,127	e*	Union Drilling, Inc	220
33,835	*	Unit Corp	2,807
40,557	e*	Vaalco Energy, Inc	344
14,572	*	Venoco, Inc	338

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
21,672		W&T Offshore, Inc	$1,268
37,871	*	Warren Resources, Inc	556
488,446	*	Weatherford International Ltd	24,222
22,401	*	W-H Energy Services, Inc	2,145
30,320	*	Whiting Petroleum Corp	3,216
28,121	*	Willbros Group, Inc	1,232
367,407		XTO Energy, Inc	25,171
		TOTAL OIL AND GAS EXTRACTION	543,704

PAPER AND ALLIED PRODUCTS - 0.41%
38,425	e	AbitibiBowater, Inc	359
71,437	e	Bemis Co	1,602
26,323	*	Buckeye Technologies, Inc	223
38,005	e*	Cenveo, Inc	371
352,281	*	Domtar Corporation	1,920
30,362		Glatfelter	410
104,801	e*	Graphic Packaging Holding Co	212
23,449		Greif, Inc (Class A)	1,501
307,521		International Paper Co	7,165
13,461	*	Kapstone Paper and Packaging Corp	90
300,853		Kimberly-Clark Corp	17,985
124,927		MeadWestvaco Corp	2,978
20,151	e*	Mercer International, Inc	151
10,278		Neenah Paper, Inc	172
72,673		Packaging Corp of America	1,563
25,737		Rock-Tenn Co (Class A)	772
9,960	e	Schweitzer-Mauduit International, Inc	168
180,480	*	Smurfit-Stone Container Corp	735
71,238		Sonoco Products Co	2,205
74,852	e	Temple-Inland, Inc	844
9,838	*	Verso Paper Corp	83
29,954	e	Wausau Paper Corp	231
		TOTAL PAPER AND ALLIED PRODUCTS	41,740

PERSONAL SERVICES - 0.14%
5,275		Angelica Corp	112
94,277		Cintas Corp	2,499
20,600	*	Coinstar, Inc	674
15,088	e	G & K Services, Inc (Class A)	460
233,203		H&R Block, Inc	4,991
20,449	e	Jackson Hewitt Tax Service, Inc	250
31,315		Regis Corp	825
68,023	e*	Sally Beauty Holdings, Inc	439
187,277		Service Corp International	1,847
11,970	e*	Steiner Leisure Ltd	339
9,989		Unifirst Corp	446
24,180	e	Weight Watchers International, Inc	861
		TOTAL PERSONAL SERVICES	13,743

PETROLEUM AND COAL PRODUCTS - 8.44%
9,171	e	Alon USA Energy, Inc	110
26,486	*	American Oil & Gas, Inc	104
239,679		Apache Corp	33,315
45,243		Ashland, Inc	2,181
70,361		Cabot Oil & Gas Corp	4,766
1,487,083		Chevron Corp	147,415

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
1,108,802		ConocoPhillips	$104,660
14,100	*	CVR Energy, Inc	271
7,530		Delek US Holdings, Inc	69
320,756		Devon Energy Corp	38,542
178,459		EOG Resources, Inc	23,414
3,798,020		Exxon Mobil Corp	334,720
75,775		Frontier Oil Corp	1,812
68,229	*	Gran Tierra Energy, Inc	544
34,562	e*	Headwaters, Inc	407
201,641		Hess Corp	25,445
32,029	e	Holly Corp	1,183
508,847		Marathon Oil Corp	26,394
136,544		Murphy Oil Corp	13,388
94,732	*	Newfield Exploration Co	6,181
123,828		Noble Energy, Inc	12,452
590,489		Occidental Petroleum Corp	53,061
7,327		Quaker Chemical Corp	195
66,278	*	SandRidge Energy, Inc	4,280
84,104		Sunoco, Inc	3,422
98,960	e	Tesoro Corp	1,956
379,887		Valero Energy Corp	15,644
11,564	e	WD-40 Co	338
21,900	e	Western Refining, Inc	259
		TOTAL PETROLEUM AND COAL PRODUCTS	856,528

PIPELINES, EXCEPT NATURAL GAS - 0.13%
454,822		Spectra Energy Corp	13,072
		TOTAL PIPELINES, EXCEPT NATURAL GAS	13,072

PRIMARY METAL INDUSTRIES - 1.24%
80,503		AK Steel Holding Corp	5,555
585,604		Alcoa, Inc	20,859
73,511	e	Allegheny Technologies, Inc	4,358
31,881	e	Belden CDT, Inc	1,080
14,781	e*	Brush Engineered Materials, Inc	361
34,840		Carpenter Technology Corp	1,521
21,469	e*	Century Aluminum Co	1,427
6,101	e*	Coleman Cable, Inc	63
50,127	e*	CommScope, Inc	2,645
1,130,020		Corning, Inc	26,047
15,305	e	Encore Wire Corp	324
9,192	e*	Esmark, Inc	176
10,195	*	Fushi Copperweld, Inc	242
37,991	*	General Cable Corp	2,312
7,639	*	General Steel Holdings, Inc	120
20,138	e	Gibraltar Industries, Inc	322
8,302	e*	Haynes International, Inc	478
24,699	*	Horsehead Holding Corp	300
42,693		Hubbell, Inc (Class B)	1,702
7,262	*	LB Foster Co (Class A)	241
21,924	e	Matthews International Corp (Class A)	992
17,317	*	Metalico, Inc	303
25,216		Mueller Industries, Inc	812
6,217	e*	Northwest Pipe Co	347
226,988		Nucor Corp	16,949
5,831	e	Olympic Steel, Inc	443

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
99,503		Precision Castparts Corp	$9,589
16,800	e*	RTI International Metals, Inc	598
15,609	e	Schnitzer Steel Industries, Inc (Class A)	1,789
120,560		Steel Dynamics, Inc	4,710
14,234	*	Superior Essex, Inc	635
17,419	e	Texas Industries, Inc	978
61,471	e	Titanium Metals Corp	860
24,156	e	Tredegar Corp	355
84,614		United States Steel Corp	15,635
4,623	e*	Universal Stainless & Alloy	171
46,555	e	Worthington Industries, Inc	954
		TOTAL PRIMARY METAL INDUSTRIES	126,253

PRINTING AND PUBLISHING - 0.38%
36,106	e*	ACCO Brands Corp	405
11,975		AH Belo Corp (Class A)	68
34,915	e	American Greetings Corp (Class A)	431
59,879		Belo (A.H.) Corp (Class A)	438
22,675		Bowne & Co, Inc	289
16,074	*	China Information Security Technology, Inc	91
8,210	*	Consolidated Graphics, Inc	405
6,267	e	Courier Corp	126
5,480	e	CSS Industries, Inc	133
15,501	e*	Dolan Media Co	282
41,638		Dun & Bradstreet Corp	3,649
17,307		Ennis, Inc	271
63,593	e	EW Scripps Co (Class A)	2,642
165,881	e	Gannett Co, Inc	3,595
10,680	e	GateHouse Media, Inc	26
35,148	e	Harte-Hanks, Inc	402
30,975		John Wiley & Sons, Inc (Class A)	1,395
30,943	e	Journal Communications, Inc (Class A)	149
33,495	e	Lee Enterprises, Inc	134
19,558	e*	Martha Stewart Living Omnimedia, Inc (Class A)	145
31,868	e	McClatchy Co (Class A)	216
230,289		McGraw-Hill Cos, Inc	9,239
17,235		Media General, Inc (Class A)	206
28,456	e	Meredith Corp	805
31,584	*	MSCI, Inc	1,146
5,947	e	Multi-Color Corp	125
103,118	e	New York Times Co (Class A)	1,587
12,663	e*	Playboy Enterprises, Inc (Class B)	63
20,352	*	Presstek, Inc	101
31,380	e	Primedia, Inc	146
50,122	e*	R.H. Donnelley Corp	150
152,447		R.R. Donnelley & Sons Co	4,526
10,767	e	Schawk, Inc	129
17,418	e	Scholastic Corp	499
10,680	e	Standard Register Co	101
35,061	*	Valassis Communications, Inc	439
33,490	e*	VistaPrint Ltd	896
4,429		Washington Post Co (Class B)	2,599
		TOTAL PRINTING AND PUBLISHING	38,049

RAILROAD TRANSPORTATION - 0.85%
202,343		Burlington Northern Santa Fe Corp	20,212

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
287,047		CSX Corp	$18,029
22,115	*	Genesee & Wyoming, Inc (Class A)	752
54,298	e*	Kansas City Southern Industries, Inc	2,389
270,061		Norfolk Southern Corp	16,925
371,453		Union Pacific Corp	28,045
		TOTAL RAILROAD TRANSPORTATION	86,352

REAL ESTATE - 0.10%
123,123	e*	CB Richard Ellis Group, Inc (Class A)	2,364
4,977	e	Consolidated-Tomoka Land Co	209
12,814	e	DuPont Fabros Technology, Inc	239
53,262	e	Forest City Enterprises, Inc (Class A)	1,716
24,950	e*	Forestar Real Estate Group, Inc	475
7,288	e*	FX Real Estate and Entertainment, Inc	14
28,153		Grubb & Ellis Co	108
22,673		Jones Lang LaSalle, Inc	1,365
19,220	e*	LoopNet, Inc	217
65,249	e	St. Joe Co	2,239
68,986	e	Stewart Enterprises, Inc (Class A)	497
3,435	e*	Stratus Properties, Inc	60
16,966	e	Thomas Properties Group, Inc	167
		TOTAL REAL ESTATE	9,670

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.30%
5,113	e*	AEP Industries, Inc	89
43,609	e	Cooper Tire & Rubber Co	342
9,028	*	Deckers Outdoor Corp	1,257
170,880	e*	Goodyear Tire & Rubber Co	3,047
10,182	e*	Metabolix, Inc	100
197,303		Newell Rubbermaid, Inc	3,313
254,316		Nike, Inc (Class B)	15,160
21,213	e	Schulman (A.), Inc	489
114,127		Sealed Air Corp	2,170
23,839	*	Skechers U.S.A., Inc (Class A)	471
25,932		Spartech Corp	245
19,298	e	Titan International, Inc	687
7,903	e*	Trex Co, Inc	93
43,477		Tupperware Corp	1,488
24,148	e	West Pharmaceutical Services, Inc	1,045
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	29,996

SECURITY AND COMMODITY BROKERS - 2.35%
159,586		Ameriprise Financial, Inc	6,490
13,330	e	BlackRock, Inc	2,359
98,705		Broadridge Financial Solutions, Inc	2,078
16,951	e	Calamos Asset Management, Inc (Class A)	289
671,955		Charles Schwab Corp	13,802
39,108	*	CME Group, Inc	14,986
12,285	e	Cohen & Steers, Inc	319
87,836	*	Corrections Corp of America	2,413
1,420	*	Diamond Hill Investment Group, Inc	119
6,700	*	Duff & Phelps Corp	111
307,785	e*	E*Trade Financial Corp	966
73,778		Eaton Vance Corp	2,933
6,384		Epoch Holding Corp	58
6,107	e	Evercore Partners, Inc (Class A)	58

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
20,447	e*	FBR Capital Markets Corp	$103
16,378	e*	FCStone Group, Inc	457
61,491		Federated Investors, Inc (Class B)	2,117
111,159		Franklin Resources, Inc	10,188
6,584	e	GAMCO Investors, Inc (Class A)	327
45,396	e	GFI Group, Inc	409
283,374		Goldman Sachs Group, Inc	49,562
14,103	e	Greenhill & Co, Inc	760
28,478	e*	Interactive Brokers Group, Inc (Class A)	915
50,732	*	IntercontinentalExchange, Inc	5,783
3,172	*	International Assets Holding Corp	95
281,333		Invesco Ltd	6,746
31,292	*	Investment Technology Group, Inc	1,047
118,828		Janus Capital Group, Inc	3,145
88,011	e	Jefferies Group, Inc	1,480
24,645	e*	KBW, Inc	507
70,728	*	Knight Capital Group, Inc (Class A)	1,272
37,720	e*	LaBranche & Co, Inc	267
69,599	e*	Ladenburg Thalmann Financial Services, Inc	105
38,880		Lazard Ltd (Class A)	1,328
98,871		Legg Mason, Inc	4,308
395,902		Lehman Brothers Holdings, Inc	7,843
21,429	e*	MarketAxess Holdings, Inc	162
703,414		Merrill Lynch & Co, Inc	22,305
70,628	e*	MF Global Ltd	446
793,945		Morgan Stanley	28,638
11,610	e*	Morningstar, Inc	836
98,570	*	Nasdaq Stock Market, Inc	2,617
68,098	e	Nymex Holdings, Inc	5,753
190,410		NYSE Euronext	9,646
30,987	e	optionsXpress Holdings, Inc	692
10,161	e*	Penson Worldwide, Inc	121
13,614	e*	Piper Jaffray Cos	399
66,932	e	Raymond James Financial, Inc	1,766
8,937	e	Sanders Morris Harris Group, Inc	61
96,954		SEI Investments Co	2,280
16,314	*	Stifel Financial Corp	561
14,958	e	SWS Group, Inc	248
187,954		T Rowe Price Group, Inc	10,614
179,388	*	TD Ameritrade Holding Corp	3,245
15,283	e*	Thomas Weisel Partners Group, Inc	84
8,114	e	US Global Investors, Inc (Class A)	136
800		Value Line, Inc	27
65,258		Waddell & Reed Financial, Inc (Class A)	2,285
3,869		Westwood Holdings Group, Inc	154
		TOTAL SECURITY AND COMMODITY BROKERS	238,821

SOCIAL SERVICES - 0.01%
15,384	e*	Capital Senior Living Corp	116
8,598	e*	Providence Service Corp	182
15,649	*	Res-Care, Inc	278
		TOTAL SOCIAL SERVICES	576

SPECIAL TRADE CONTRACTORS - 0.08%
2,319	e	Alico, Inc	80
21,777	*	AsiaInfo Holdings, Inc	257

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
17,970	e	Chemed Corp	$658
28,901		Comfort Systems USA, Inc	388
32,076	*	Dycom Industries, Inc	466
46,874	*	EMCOR Group, Inc	1,337
20,939	e*	Insituform Technologies, Inc (Class A)	319
10,880	e*	Integrated Electrical Services, Inc	187
13,874	e*	Layne Christensen Co	608
123,260	e*	Quanta Services, Inc	4,101
		TOTAL SPECIAL TRADE CONTRACTORS	8,401

STONE, CLAY, AND GLASS PRODUCTS - 0.47%
506,236		3M Co	35,229
18,958	e	Apogee Enterprises, Inc	306
18,135	e*	Cabot Microelectronics Corp	601
14,827	e	CARBO Ceramics, Inc	865
30,689	e	Eagle Materials, Inc	777
100,799		Gentex Corp	1,456
9,960	e	Libbey, Inc	74
54,868	e*	Owens Corning, Inc	1,248
119,673	*	Owens-Illinois, Inc	4,989
23,708	e*	US Concrete, Inc	113
51,467	e*	USG Corp	1,522
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	47,180

TEXTILE MILL PRODUCTS - 0.00% **
10,106	e	Oxford Industries, Inc	194
14,120	e	Xerium Technologies, Inc	56
		TOTAL TEXTILE MILL PRODUCTS	250

TOBACCO PRODUCTS - 1.19%
1,505,539		Altria Group, Inc	30,954
123,361	*	Lorillard, Inc	8,532
1,512,683		Philip Morris International, Inc	74,711
19,118	e	Universal Corp	865
106,320	e	UST, Inc	5,806
21,698	e	Vector Group Ltd	350
		TOTAL TOBACCO PRODUCTS	121,218

TRANSPORTATION BY AIR - 0.33%
7,464	e*	Air Methods Corp	187
65,497	e*	Airtran Holdings, Inc	134
28,126	e*	Alaska Air Group, Inc	431
9,658	*	Allegiant Travel Co	180
184,566	e*	AMR Corp	945
9,351	*	Atlas Air Worldwide Holdings, Inc	463
14,413	e*	Bristow Group, Inc	713
69,096	e*	Continental Airlines, Inc (Class B)	699
20,473	e	Copa Holdings S.A. (Class A)	577
207,133	e*	Delta Air Lines, Inc	1,181
221,063		FedEx Corp	17,418
28,880	*	Hawaiian Holdings, Inc	201
123,072	e*	JetBlue Airways Corp	459
176,271	*	Northwest Airlines Corp	1,174
9,723	e*	PHI, Inc	391
23,015	*	Republic Airways Holdings, Inc	199
45,222	e	Skywest, Inc	572

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
522,898		Southwest Airlines Co	$6,819
92,120	e	UAL Corp	481
69,071	e*	US Airways Group, Inc	173
		TOTAL TRANSPORTATION BY AIR	33,397

TRANSPORTATION EQUIPMENT - 2.24%
13,757	e	A.O. Smith Corp	452
29,552	e*	AAR Corp	400
16,459	e*	Accuride Corp	70
7,435	e*	Aerovironment, Inc	202
31,425	e	American Axle & Manufacturing Holdings, Inc	251
7,032	e	American Railcar Industries, Inc	118
15,097	e*	Amerigon, Inc	107
50,384	e	ArvinMeritor, Inc	629
14,702	*	ATC Technology Corp	342
52,193		Autoliv, Inc	2,433
65,130	*	BE Aerospace, Inc	1,517
540,142		Boeing Co	35,498
63,775	e	Brunswick Corp	676
36,782		Clarcor, Inc	1,291
18,024	e*	Cogo Group, Inc	164
71,358	*	Dana Holding Corp	382
7,682	*	Dorman Products, Inc	62
7,637		Ducommun, Inc	175
34,017	e	Federal Signal Corp	408
41,202	e*	Fleetwood Enterprises, Inc	108
48,080	e*	Force Protection, Inc	159
1,551,625	e*	Ford Motor Co	7,463
8,920	e	Freightcar America, Inc	317
8,831	*	Fuel Systems Solutions, Inc	340
42,477	e*	GenCorp, Inc	304
286,453		General Dynamics Corp	24,119
350,025	e	General Motors Corp	4,025
7,281	e*	GenTek, Inc	196
117,755		Genuine Parts Co	4,673
88,778		Goodrich Corp	4,213
12,975	e	Greenbrier Cos, Inc	263
17,217	e	Group 1 Automotive, Inc	342
169,915	e	Harley-Davidson, Inc	6,161
60,578		Harsco Corp	3,296
68,148	e*	Hayes Lemmerz International, Inc	194
18,067	e	Heico Corp	588
17,547		Kaman Corp	399
6,398	*	LMI Aerospace, Inc	112
236,368		Lockheed Martin Corp	23,320
245,842		Northrop Grumman Corp	16,447
42,061	*	Orbital Sciences Corp	991
52,327		Oshkosh Truck Corp	1,083
262,665	e	Paccar, Inc	10,987
92,051	*	Pactiv Corp	1,954
24,262	e	Polaris Industries, Inc	980
304,032		Raytheon Co	17,111
22,924	e	Spartan Motors, Inc	171
75,416	*	Spirit Aerosystems Holdings, Inc (Class A)	1,446
17,715	e	Superior Industries International, Inc	299
32,620	e*	Tenneco, Inc	441

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
25,200	e	Thor Industries, Inc	$536
22,054	e*	TransDigm Group, Inc	741
56,862	e	Trinity Industries, Inc	1,973
12,081	e	Triumph Group, Inc	569
34,573	*	TRW Automotive Holdings Corp	639
699,577		United Technologies Corp	43,164
91,916	e*	Visteon Corp	242
22,100	e	Wabash National Corp	167
34,451		Westinghouse Air Brake Technologies Corp	1,675
24,826	e	Winnebago Industries, Inc	253
10,178	*	Wonder Auto Technology, Inc	72
		TOTAL TRANSPORTATION EQUIPMENT	227,710

TRANSPORTATION SERVICES - 0.20%
14,656	e	Ambassadors Group, Inc	218
122,645		CH Robinson Worldwide, Inc	6,726
8,003	e*	Dynamex, Inc	215
153,062	e	Expeditors International Washington, Inc	6,581
33,063		GATX Corp	1,466
28,305	*	HUB Group, Inc (Class A)	966
45,776	*	Lear Corp	649
20,000	e*	Orbitz Worldwide, Inc	100
26,631	e	Pacer International, Inc	573
30,331	e	Ship Finance International Ltd	895
70,126	e	UTI Worldwide, Inc	1,399
		TOTAL TRANSPORTATION SERVICES	19,788

TRUCKING AND WAREHOUSING - 0.40%
17,410	e	Arkansas Best Corp	638
16,346	*	Celadon Group, Inc	163
30,001		Con-way, Inc	1,418
22,919	e	Forward Air Corp	793
46,789	e	Heartland Express, Inc	698
58,764	e	J.B. Hunt Transport Services, Inc	1,956
38,373		Landstar System, Inc	2,119
14,139	*	Marten Transport Ltd	226
19,477	e*	Old Dominion Freight Line	585
1,137	e*	Patriot Transportation Holding, Inc	91
9,635	*	Saia, Inc	105
489,249		United Parcel Service, Inc (Class B)	30,074
3,884	e*	Universal Truckload Services, Inc	86
35,401	e	Werner Enterprises, Inc	658
41,066	e*	YRC Worldwide, Inc	611
		TOTAL TRUCKING AND WAREHOUSING	40,221

WATER TRANSPORTATION - 0.28%
30,756	e	Alexander & Baldwin, Inc	1,401
35,144	e*	American Commercial Lines, Inc	384
9,576	e	Arlington Tankers Ltd	222
310,082		Carnival Corp	10,220
25,961		Double Hull Tankers Inc DHT Maritime Inc	260
32,864	e	Eagle Bulk Shipping, Inc	972
34,394	e	Frontline Ltd	2,400
14,530	e	Genco Shipping & Trading Ltd	947
20,656	e	General Maritime Corp	537
24,752	e	Golar LNG Ltd	383

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
16,461	*	Gulfmark Offshore, Inc	$958
23,837	e	Horizon Lines, Inc (Class A)	237
16,565	e*	Hornbeck Offshore Services, Inc	936
4,290	*	International Shipholding Corp	101
37,552	*	Kirby Corp	1,802
11,975		Knightsbridge Tankers Ltd	386
23,651	e	Nordic American Tanker Shipping	918
28,315	e*	Odyssey Marine Exploration, Inc	112
17,578	e	Overseas Shipholding Group, Inc	1,398
99,815	e	Royal Caribbean Cruises Ltd	2,243
7,126	e*	TBS International Ltd (Class A)	285
29,793	e	Teekay Corp	1,346
9,000	e	Teekay Tankers Ltd	209
18,066	e*	Ultrapetrol Bahamas Ltd	228
		TOTAL WATER TRANSPORTATION	28,885

WHOLESALE TRADE-DURABLE GOODS - 0.37%
18,766	e	Agilysys, Inc	213
30,894	e	Applied Industrial Technologies, Inc	747
89,079	*	Arrow Electronics, Inc	2,737
34,240	e	Barnes Group, Inc	791
30,944	e*	Beacon Roofing Supply, Inc	328
82,984		BorgWarner, Inc	3,683
8,096	*	Cardtronics, Inc	72
11,808		Castle (A.M.) & Co	338
8,056	*	Chindex International, Inc	118
21,081	e*	Conceptus, Inc	390
14,464	*	DemandTec, Inc	109
13,898	*	Digi International, Inc	109
13,174	e*	Drew Industries, Inc	210
12,096	e*	Hansen Medical, Inc	202
12,024	e	Houston Wire & Cable Co	239
57,906		IKON Office Solutions, Inc	653
113,920	*	Ingram Micro, Inc (Class A)	2,022
34,716	*	Insight Enterprises, Inc	407
23,318	*	Interline Brands, Inc	371
42,424	e	Knight Transportation, Inc	776
3,000	e	Lawson Products, Inc	74
97,566	*	LKQ Corp	1,763
29,698	e	Martin Marietta Materials, Inc	3,076
10,200	*	MedAssets, Inc	174
6,104	e*	MWI Veterinary Supply, Inc	202
30,251	e	Owens & Minor, Inc	1,382
92,113	*	Patterson Cos, Inc	2,707
29,853	e	PEP Boys-Manny Moe & Jack	260
34,775	e	Pool Corp	618
47,725	e*	PSS World Medical, Inc	778
45,751		Reliance Steel & Aluminum Co	3,527
36,986	*	Solera Holdings, Inc	1,023
41,738	*	Tech Data Corp	1,415
5,206	*	Titan Machinery, Inc	163
29,444	e*	TomoTherapy, Inc	263
26,379	e*	Tyler Technologies, Inc	358
55,044		W.W. Grainger, Inc	4,503
30,445	e*	WESCO International, Inc	1,219
		TOTAL WHOLESALE TRADE-DURABLE GOODS	38,020

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)

WHOLESALE TRADE-NONDURABLE GOODS - 0.58%
17,815		Aceto Corp			$136
59,564		Airgas, Inc			3,478
31,521	e*	Akorn, Inc			104
68,179	*	Alliance One International, Inc			348
39,080	e	Allscripts Healthcare Solutions, Inc			485
13,080	e	Andersons, Inc			532
43,732	e*	Bare Escentuals, Inc			819
19,314	e*	BMP Sunstone Corp			110
59,824		Brown-Forman Corp (Class B)			4,521
256,476		Cardinal Health, Inc			13,229
27,021	e*	Central European Distribution Corp			2,004
7,034	e*	Core-Mark Holding Co, Inc			184
97,506	*	Dean Foods Co			1,913
90,005	*	Endo Pharmaceuticals Holdings, Inc			2,177
29,324	e*	Fresh Del Monte Produce, Inc			691
12,384	e*	Green Mountain Coffee Roasters, Inc			465
28,103	e*	Hain Celestial Group, Inc			660
64,853	*	Henry Schein, Inc			3,344
46,499	e	Herbalife Ltd			1,802
104,836	e	Idearc, Inc			246
6,203	e	Kenneth Cole Productions, Inc (Class A)			79
19,366	e	K-Swiss, Inc (Class A)			285
10,408	*	LSB Industries, Inc			206
2,095	e*	Maui Land & Pineapple Co, Inc			62
38,303	e	Men's Wearhouse, Inc			624
18,114		Myers Industries, Inc			148
8,977	e	Nash Finch Co			308
38,826		Nu Skin Enterprises, Inc (Class A)			579
9,998	e*	Perry Ellis International, Inc			212
14,249	e*	School Specialty, Inc			424
14,127		Spartan Stores, Inc			325
7,517	e*	Synutra International, Inc			243
434,115		Sysco Corp			11,943
65,683	e	Terra Industries, Inc			3,241
24,470	e*	Tractor Supply Co			711
30,443	e*	United Natural Foods, Inc			593
18,197	e*	United Stationers, Inc			672
6,399	e	Valhi, Inc			174
13,192	e*	Volcom, Inc			316
15,316		Zep, Inc			228
12,850	*	Zhongpin, Inc			161
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			58,782

		TOTAL COMMON STOCKS			10,059,321
		(Cost $8,334,538)

PRINCIPAL

SHORT-TERM INVESTMENTS - 9.56%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.74%
$ 60,220,000		Federal Home Loan Bank Discount Notes	0.000%	07/01/08	60,220
15,348,000		Federal Home Loan Bank Discount Notes	0.000	07/09/08	15,340
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			75,560

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 8.82%
895,414,440		State Street Navigator Securities Lending Prime Portfolio	$895,414
		TORAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	895,414

		TOTAL SHORT-TERM INVESTMENTS	970,974
		(Cost $970,975)

		TOTAL PORTFOLIO - 108.66%	11,030,295
		(Cost $9,305,513)

		OTHER ASSETS & LIABILITIES, NET - (8.66)%	(879,366)

		NET ASSETS - 100.00%	$10,150,929

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	d	All or a portion of these securities have been segregated by
		the Custodian to cover margin or other requirements
		on open futures contracts in the amount of $4,130,685.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

		Cost amounts are in thousands.

		At June 30, 2008, the unrealized appreciation on investments was $1,724,782,189, consisting of
		gross unrealized appreciation of $3,028,896,495 and gross unrealized depreciation of $1,304,114,306.

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	(DEPRECIATION)

E mini S&P 500 Index	898	$ 57,521,390	September 2008	$(2,336,190)
E mini Mid 400 Index	88	7,226,560	September 2008	(272,376)
E mini Russell 2000 Index	104	7,193,680	September 2008	(259,488)
				$(2,868,054)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2008

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)

BONDS - 97.27%

CORPORATE BONDS - 34.78%

AMUSEMENT AND RECREATION SERVICES - 0.12%
$ 2,000,000		Caesars Entertainment, Inc	7.875%	03/15/10	Caa1	$1,820
3,750,000		Walt Disney Co	5.700	07/15/11	A2	3,918
4,500,000		Walt Disney Co	4.700	12/01/12	A2	4,528
		TOTAL AMUSEMENT AND RECREATION SERVICES				10,266

ASSET BACKED - 8.19%
6,033,199		AmeriCredit Automobile Receivables Trust Series
		2006-AF (Class A3)	5.560	09/06/11	Aaa	6,063
20,000,000		AmeriCredit Automobile Receivables Trust Series
		2006-AF (Class A4)	5.640	09/06/13	Aaa	20,143
14,000,000		AmeriCredit Automobile Receivables Trust Series
		2007-BF (Class A3A)	5.160	04/06/12	Aaa	13,991
372,699	i	AQ Finance NIM Trust Series 2004-RN2	2.683	04/25/09	Aaa	341
298,667	i, m, v	AQ Finance NIM Trust Series 2004-RN3	2.663	05/25/09	Aaa	298
74,236		Asset Backed Funding Corp NIM Trust Series 2005-
		WMC1 (Class N1)	5.900	07/26/35	N/R	-	^
6,000,000		Capital One Auto Finance Trust Series 2007-B
		(Class A3A)	5.030	04/15/12	A2	5,850
10,000,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	8,877
1,410,559		Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	Aa3	986
27,813,092		Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2003-6 (Class 1A7)	4.277	09/25/33	Aaa	24,098
1,085,982	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	517
2,764,319	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M1)	5.700	02/25/35	Aa2	2,023
1,382,159	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M2)	5.700	02/25/35	A2	943
4,803,723		CIT Group Home Equity Loan Trust Series 2002-1
		(Class AF6)	6.200	02/25/30	Aaa	4,505
34,769		CIT Group Home Equity Loan Trust Series 2002-2
		(Class BF)	6.830	06/25/33	Ba1	17
682,304		CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390	12/25/30	A3	456
28,400,000		Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	27,891
20,812,000		Citicorp Mortgage Securities, Inc Series 2006-2
		(Class A3)	5.563	09/25/36	Aaa	20,605
843,535	i	Countrywide Home Equity Loan Trust Series 2004-B
		(Class 1A)	2.691	02/15/29	A3	448
7,456,753		Credit-Based Asset Servicing and Securitization LLC
		Series 2007-MX1 (Class A1)	6.159	12/25/36	Aaa	7,454
25,000,000		Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	A2	19,820
4,284,072	i	GE Capital Commercial Mortgage Corp	5.512	11/10/45	Aaa	4,091

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 6,537,000		GMAC Mortgage Corporation Loan Trust 2006-
	h	LTV A3	5.590%	10/25/29	Baa3	$5,324
2,600,000		GMAC Mortgage Corporation Loan Trust 2006-
	h	LTV A4	5.810	10/25/29	Baa3	1,409
408,975	i	Golden Securities Corp Series 2003-A (Class A1)	2.771	12/02/13	Aa3	409
2,262,515	i	GSAA Trust Series 2004-3 (Class AF3)	5.691	04/25/34	Aaa	2,266
4,000,000		Hertz Vehicle Financing LLC Series 2005-2A
		(Class A2)	4.930	02/25/10	Aa3	3,980
6,810,734		HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	6,824
4,000,000		HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A3F)	5.730	03/20/36	Aaa	3,689
15,000,000		Honda Auto Receivables Owner Trust Series 2007-1
		(Class A4)	5.090	07/18/13	Aaa	15,237
15,724,676		Household Automotive Trust Series 2006-2
		(Class A3)	5.610	08/17/11	Aaa	15,960
45,000,000		Household Automotive Trust Series 2006-3
		(Class A4)	5.340	09/17/13	Aaa	45,192
24,000,000		Household Credit Card Master Note Trust I Series
		2006-1 (Class A)	5.100	06/15/12	Aaa	24,227
12,093,291		Hyundai Auto Receivables Trust Series 2006-A
		(Class A3)	5.130	06/15/10	Aaa	12,172
40,000,000		Hyundai Auto Receivables Trust Series 2006-B
		(Class A4)	5.150	05/15/13	Aaa	40,558
11,000,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	11,085
6,757,129		Marriott Vacation Club Owner Trust Series 2006-2A
		(Class A)	5.362	10/20/28	Aaa	6,502
4,585,554		Marriott Vacation Club Owner Trust Series 2007-1A
		(Class A)	5.518	05/20/29	Aaa	4,338
123,992	m, v	New York City Tax Lien Series 2006-AA (Class A)	5.930	11/10/19	Aaa	124
30,800,000		Nissan Auto Lease Trust Series 2006-A (Class A3)	5.110	03/15/10	Aaa	31,081
14,500,000		Nissan Auto Lease Trust Series 2006-A (Class A4)	5.100	07/16/12	Aaa	14,735
3,128,762		Peco Energy Transition Trust Series 1999-A
		(Class A7)	6.130	03/01/09	Aaa	3,145
1,332,140		Public Service New Hampshire Funding LLC Series
		2001-1 (Class A2)	5.730	11/01/10	Aaa	1,339
6,500,000		Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	6,218
5,500,000		Residential Accredit Loans, Inc Series 2005-QS17
		(Class A1)	6.000	12/25/35	Aaa	4,594
12,000,000	i	Residential Asset Mortgage Products, Inc Series
		2004-RS11 (Class M1)	3.103	11/25/34	Aa1	10,176
948,798	i	Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	862
5,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2005-HI1 (Class A5)	5.450	08/25/34	A3	3,319
8,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A2)	5.750	02/25/36	A3	7,091
2,500,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M1)	6.010	02/25/36	Aa1	1,533
350,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	188
2,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A2)	5.950	02/25/36	A3	1,732

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 6,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960%	02/25/36	A3	$4,566
9,628,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A2)	5.450	09/25/36	A3	7,903
30,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440	09/25/36	A3	19,404
7,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520	04/25/21	A3	5,245
13,500,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A3)	5.500	08/25/25	A3	7,121
1,931,980	m	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	A2	1,835
15,063,024	i	SLM Student Loan Trust	3.060	10/25/12	Aaa	15,000
14,000,000	i	SLM Student Loan Trust	3.364	10/27/14	Aaa	13,980
17,272,790	i	SLM Student Loan Trust	3.050	04/25/17	Aaa	17,161
24,344,127	m, v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aa3	22,176
6,745,328		Triad Auto Receivables Owner Trust Series 2005-A
		(Class A4)	4.220	06/12/12	Aa3	6,496
2,347,518		Triad Auto Receivables Owner Trust Series 2006-B
		(Class A3)	5.410	08/12/11	Aaa	2,350
25,000,000		Triad Auto Receivables Owner Trust Series 2006-C
		(Class A4)	5.310	05/13/13	Aa3	23,289
24,744,043		Volkswagen Auto Lease Trust Series 2006-A
		(Class A3)	5.500	09/21/09	Aaa	24,896
10,400,000		Volkswagen Auto Lease Trust Series 2006-A
		(Class A4)	5.540	04/20/11	Aaa	10,550
2,663,862	m, v	Wachovia Amortization Controlled Heloc NIM
		Series 2006-N1 (Class N1)	5.683	08/12/47	A3	2,554
16,194,600		Wachovia Auto Loan Owner Trust Series 2006-2A
		(Class A3)	5.230	08/22/11	Aaa	16,311
4,510,355	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	2.843	05/25/35	NA	4,251
10,921,753	i	Wells Fargo Mortgage Backed Securities Trust Series
		2006-AR2 (Class 2A3)	5.106	03/25/36	Aaa	10,580
7,836,423	i	Wells Fargo Mortgage Backed Securities Trust Series
		2006-AR4 (Class 1A1)	5.858	04/25/36	Aaa	7,208
		TOTAL ASSET BACKED				677,602

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
5,525,000		Home Depot, Inc	5.250	12/16/13	Baa1	5,299
5,750,000		Lowe's Cos, Inc	8.250	06/01/10	A1	6,160
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				11,459

BUSINESS SERVICES - 0.36%
3,250,000		Daimler Finance North America LLC	5.875	03/15/11	A3	3,292
7,400,000		Daimler Finance North America LLC	5.750	09/08/11	A3	7,546
4,500,000	g	Hanarotelecom, Inc	7.000	02/01/12	Baa3	4,478
4,190,000		Lamar Media Corp	7.250	01/01/13	Ba3	4,028
375,000		Lamar Media Corp	6.625	08/15/15	Ba3	341
3,700,000		Oracle Corp	4.950	04/15/13	A2	3,736
2,310,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	2,321
4,500,000	g	VIP Finance Ireland Ltd for OJSC Vimpel
		Communications	8.375	04/30/13	Ba2	4,436
		TOTAL BUSINESS SERVICES				30,178

CHEMICALS AND ALLIED PRODUCTS - 0.64%
1,550,000		Abbott Laboratories	5.600	05/15/11	A1	1,621

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 4,600,000		Air Products & Chemicals, Inc	4.150%	02/01/13	A2	$4,499
1,000,000		Amgen, Inc	5.850	06/01/17	A2	985
5,325,000		Bristol-Myers Squibb Co	5.450	05/01/18	A2	5,253
2,300,000		Bristol-Myers Squibb Co	6.125	05/01/38	A2	2,231
3,500,000		Chemtura Corp	6.875	06/01/16	Ba2	3,027
1,570,000		Clorox Co	5.950	10/15/17	Baa2	1,572
7,575,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	7,546
3,760,000		GlaxoSmithKline Capital, Inc	6.375	05/15/38	A1	3,732
3,385,000		Johnson & Johnson	5.150	08/15/12	Aaa	3,546
4,150,000		Johnson & Johnson	5.950	08/15/37	Aaa	4,308
4,000,000		Johnson & Johnson	5.850	07/15/38	Aaa	4,068
2,500,000		Lubrizol Corp	4.625	10/01/09	Baa3	2,488
5,050,000		Praxair, Inc	5.250	11/15/14	A2	5,109
3,225,000		Schering-Plough Corp	6.550	09/15/37	Baa1	3,150
		TOTAL CHEMICALS AND ALLIED PRODUCTS				53,135

COMMUNICATIONS - 2.39%
6,400,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	6,336
4,000,000		America Movil SAB de C.V.	6.125	11/15/37	A3	3,639
3,000,000		AT&T Corp	7.300	11/15/11	A2	3,195
13,125,000		AT&T, Inc	5.100	09/15/14	A2	12,866
2,000,000		AT&T, Inc	6.150	09/15/34	A2	1,869
6,700,000		AT&T, Inc	6.500	09/01/37	A2	6,484
3,500,000		AT&T, Inc	6.300	01/15/38	A2	3,307
16,299,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	17,941
4,125,000		Comcast Corp	5.900	03/15/16	Baa2	4,031
11,650,000		Comcast Corp	5.875	02/15/18	Baa2	11,208
6,000,000		Comcast Corp	5.650	06/15/35	Baa2	5,098
2,750,000		Comcast Corp	6.500	11/15/35	Baa2	2,614
7,575,000		Comcast Corp	6.400	05/15/38	Baa2	6,988
4,000,000		Deutsche Telekom International Finance BV	8.750	06/15/30	A3	4,590
1,340,000	g	DirecTV Holdings LLC	7.625	05/15/16	Ba3	1,320
7,900,000		France Telecom S.A.	7.750	03/01/11	A3	8,366
1,150,000		GTE Corp	6.840	04/15/18	Baa1	1,184
4,000,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A3	4,259
4,750,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	5,636
3,000,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	2,899
4,500,000		Qwest Corp	8.875	03/15/12	Ba1	4,590
500,000		Rogers Cable, Inc	6.750	03/15/15	Baa3	510
2,500,000		Rogers Wireless, Inc	8.000	12/15/12	Ba1	2,581
4,030,000		Rogers Wireless, Inc	7.500	03/15/15	Baa3	4,266
1,225,000		Sprint Capital Corp	8.375	03/15/12	Baa3	1,213
4,500,000		Sprint Capital Corp	8.750	03/15/32	Baa3	4,286
6,300,000		Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	5,766
2,825,000		Telecom Italia Capital S.A.	6.999	06/04/18	Baa2e	2,849
8,000,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	7,996
7,000,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	6,929
9,000,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	8,548
2,275,000		Time Warner Cable, Inc	6.550	05/01/37	Baa2	2,095
5,550,000		Verizon Communications, Inc	5.250	04/15/13	A3	5,518
2,900,000		Verizon Communications, Inc	6.400	02/15/38	A3	2,700
2,850,000		Verizon Communications, Inc	6.900	04/15/38	A3	2,817
6,500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	6,284
4,850,000		Viacom, Inc	5.750	04/30/11	Baa3	4,861
5,610,000		Viacom, Inc	6.125	10/05/17	Baa3	5,379
3,500,000		Viacom, Inc	6.875	04/30/36	Baa3	3,287

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 2,000,000		Vodafone Group plc	5.000%	12/16/13	Baa1	$1,941
		TOTAL COMMUNICATIONS				198,246

DEPOSITORY INSTITUTIONS - 4.46%
34,600,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	35,901
26,500,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	27,975
4,000,000		Bank of America Corp	6.250	04/15/12	Aa2	4,123
8,025,000		Bank of America Corp	4.900	05/01/13	Aa2	7,745
5,725,000		Bank of America Corp	5.650	05/01/18	Aa2	5,345
18,550,000		Bank of America NA	5.300	03/15/17	Aa1	17,028
4,250,000		Bank One Corp	5.250	01/30/13	Aa3	4,179
2,500,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	2,124
2,700,000		Citigroup, Inc	5.125	02/14/11	Aa3	2,690
3,250,000		Citigroup, Inc	5.100	09/29/11	Aa3	3,212
2,275,000		Citigroup, Inc	5.500	04/11/13	Aa3	2,220
18,500,000		Citigroup, Inc	5.125	05/05/14	Aa3	17,667
6,655,000		Citigroup, Inc	5.000	09/15/14	A1	6,164
7,575,000		Citigroup, Inc	6.875	03/05/38	Aa3	7,310
11,550,000		Credit Suisse	5.000	05/15/13	Aa1	11,240
45,000,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	42,742
3,500,000		Deutsche Bank AG.	4.875	05/20/13	Aa1	3,443
3,500,000		Golden West Financial Corp	4.750	10/01/12	Aa3	3,355
7,000,000	h	SBC Bank USA NA	4.625	04/01/14	Aa3	6,648
5,100,000	h	SBC Holdings plc	6.500	09/15/37	Aa3	4,649
3,500,000	i	Huntington Capital III	6.650	05/15/37	Baa1	2,204
3,600,000	i	ING Groep NV	5.775	12/30/49	A1	2,988
1,000,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	1,047
4,500,000		JPMorgan Chase & Co	4.500	01/15/12	Aa2	4,370
5,500,000		JPMorgan Chase & Co	5.750	01/02/13	Aa3	5,536
10,050,000		JPMorgan Chase & Co	6.400	05/15/38	Aa2	9,322
5,700,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	5,587
4,250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	3,815
5,450,000		National City Corp	4.000	02/01/11	A3	4,408
15,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	15,224
3,250,000		Popular North America, Inc	5.650	04/15/09	A3	3,219
4,250,000	g, i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	3,650
2,500,000		Regions Financial Corp	6.375	05/15/12	A3	2,463
5,250,000	g, i	Royal Bank of Scotland Group plc	6.990	12/30/49	Aa3	4,725
2,000,000		Union Bank of California NA	5.950	05/11/16	A1	1,897
2,500,000		US Bank NA	5.700	12/15/08	Aa2	2,525
5,000,000		US Bank NA	4.950	10/30/14	Aa2	4,930
4,500,000	g	VTB Capital S.A.	6.875	05/29/18	A2	4,387
8,275,000		Wachovia Bank NA	4.800	11/01/14	Aa2	7,494
2,050,000		Wachovia Bank NA	5.850	02/01/37	Aa2	1,632
3,500,000		Wachovia Bank NA	6.600	01/15/38	Aa2	3,050
6,050,000		Wachovia Corp	5.300	10/15/11	Aa3	5,916
14,950,000		Wachovia Corp	5.500	05/01/13	Aa3	14,309
5,000,000	i	Wachovia Corp	7.980	12/30/49	A2	4,592
4,500,000		Washington Mutual Bank	5.500	01/15/13	Baa3	3,600
2,150,000		Washington Mutual, Inc	5.500	08/24/11	Baa3	1,870
4,000,000		Wells Fargo & Co	5.300	08/26/11	Aa1	4,069
7,600,000		Wells Fargo & Co	4.375	01/31/13	Aa1	7,359
7,050,000		Wells Fargo & Co	5.625	12/11/17	Aa1	6,821
10,650,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	10,158
		TOTAL DEPOSITORY INSTITUTIONS				368,927

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
EATING AND DRINKING PLACES - 0.03%
$ 2,850,000		McDonald's Corp	5.350%	03/01/18	A3	$2,780
		TOTAL EATING AND DRINKING PLACES				2,780

ELECTRIC, GAS, AND SANITARY SERVICES - 1.64%
2,000,000		AGL Capital Corp	6.000	10/01/34	Baa1	1,765
8,225,000		American Water Capital Corp	6.085	10/15/17	Baa2	7,889
4,500,000		Carolina Power & Light Co	5.125	09/15/13	A2	4,528
2,750,000		Carolina Power & Light Co	5.700	04/01/35	A2	2,563
4,250,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	4,550
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	3,150
5,350,000		Centerpoint Energy, Inc	6.500	05/01/18	Ba1	5,225
2,200,000		Commonweatlh Edison Co	5.900	03/15/36	Baa2	1,986
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	3,612
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	4,053
3,750,000		Exelon Generation Co LLC	6.200	10/01/17	A3	3,653
1,860,000		Florida Power & Light Co	4.850	02/01/13	Aa3	1,865
3,500,000		Florida Power Corp	4.500	06/01/10	A2	3,536
2,000,000		Florida Power Corp	6.400	06/15/38	A2	2,031
4,100,000	g	Israel Electric Corp Ltd	7.250	01/15/19	Baa2	4,185
6,800,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	Baa2	6,625
5,200,000	g	Korea Southern Power Co Ltd	5.375	04/18/13	A1	5,118
3,850,000		Midamerican Energy Co	5.800	10/15/36	A2	3,581
4,000,000	g	Midamerican Energy Holdings Co	5.750	04/01/18	Baa1	3,962
4,000,000		National Fuel Gas Co	5.250	03/01/13	Baa1	3,872
3,000,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	3,060
3,500,000		Nevada Power Co	6.650	04/01/36	Baa3	3,378
1,750,000		Nevada Power Co	6.750	07/01/37	Baa3	1,710
1,750,000		Northern States Power Co	6.250	06/01/36	A2	1,789
3,500,000		Ohio Power Co	5.300	11/01/10	A3	3,544
4,075,000		ONEOK Partners LP	5.900	04/01/12	Baa2	4,097
6,000,000		Pacific Gas & Electric Co	4.200	03/01/11	A3	5,950
2,000,000		Public Service Co of Colorado	7.875	10/01/12	A3	2,231
2,825,000		Public Service Co of Colorado	4.875	03/01/13	A3	2,835
2,500,000		Public Service Co of Colorado	5.500	04/01/14	A3	2,543
2,640,000		Public Service Electric & Gas Co	5.300	05/01/18	A3	2,604
2,250,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	2,106
3,750,000		Sempra Energy	6.150	06/15/18	Baa1	3,715
2,750,000		Southern California Edison Co	6.000	01/15/34	A2	2,738
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	Baa1	2,035
2,600,000		Veolia Environnement	5.250	06/03/13	A3	2,598
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	4,429
2,200,000		Waste Management, Inc	6.100	03/15/18	Baa3	2,195
1,500,000		Westar Energy, Inc	6.000	07/01/14	Baa2	1,520
3,000,000		Wisconsin Electric Power Co	5.625	05/15/33	A1	2,771
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				135,597

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.17%
2,500,000		Cisco Systems, Inc	5.500	02/22/16	A1	2,522
9,000,000		General Electric Co	5.250	12/06/17	Aaa	8,652
2,750,000		Koninklijke Philips Electronics NV	6.875	03/11/38	A3	2,839
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				14,013

FOOD AND KINDRED PRODUCTS - 0.82%
3,000,000		Archer-Daniels-Midland Co	5.450	03/15/18	A2	2,927
9,815,000		Bottling Group LLC	4.625	11/15/12	Aa2	9,925

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 1,750,000		Bunge Ltd Finance Corp	5.875%	05/15/13	Baa2	$1,721
2,750,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	2,501
3,125,000		Diageo Capital plc	5.125	01/30/12	A3	3,152
2,190,000		Diageo Finance BV	3.875	04/01/11	A3	2,151
4,925,000	g	Dr. Pepper Snapple Group, Inc	6.820	05/01/18	Baa3	4,945
1,500,000	g	Dr. Pepper Snapple Group, Inc	7.450	05/01/38	Baa3	1,574
2,500,000	g	Foster's Finance Corp	4.875	10/01/14	Baa2	2,403
3,400,000		Kraft Foods, Inc	6.000	02/11/13	Baa2	3,435
1,130,000		Kraft Foods, Inc	6.125	02/01/18	Baa2	1,098
5,300,000		Kraft Foods, Inc	6.125	08/23/18	Baa2	5,133
4,000,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	3,702
12,841,000	g	Miller Brewing Co	4.250	08/15/08	Baa1	12,859
4,000,000		PepsiCo, Inc	5.000	06/01/18	Aa2	3,903
5,000,000		Reynolds American, Inc	6.500	07/15/10	Ba1	5,075
1,250,000		WM Wrigley Jr Co	4.650	07/15/15	A1	1,211
		TOTAL FOOD AND KINDRED PRODUCTS				67,715

FOOD STORES - 0.23%
3,800,000		Delhaize Group	6.500	06/15/17	Baa3	3,833
3,500,000		Kroger Co	7.250	06/01/09	Baa2	3,593
2,500,000		Kroger Co	6.800	04/01/11	Baa2	2,607
6,400,000		Kroger Co	6.400	08/15/17	Baa2	6,528
1,100,000		Safeway, Inc	4.950	08/16/10	Baa2	1,107
1,000,000		Safeway, Inc	6.350	08/15/17	Baa2	1,029
		TOTAL FOOD STORES				18,697

FORESTRY - 0.03%
2,665,000		Weyerhaeuser Co	5.950	11/01/08	Baa2	2,684
		TOTAL FORESTRY				2,684

GENERAL BUILDING CONTRACTORS - 0.04%
3,000,000		DR Horton, Inc	9.750	09/15/10	Ba1	3,075
		TOTAL GENERAL BUILDING CONTRACTORS				3,075

GENERAL MERCHANDISE STORES - 0.29%
5,400,000		JC Penney Corp, Inc	5.750	02/15/18	Baa3	4,818
4,575,000		Macys Retail Holdings, Inc	7.875	07/15/15	Baa3	4,609
3,225,000		Target Corp	6.000	01/15/18	A2	3,237
3,900,000		Wal-Mart Stores, Inc	4.250	04/15/13	Aa2	3,878
7,600,000		Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	7,467
		TOTAL GENERAL MERCHANDISE STORES				24,009

HEALTH SERVICES - 0.07%
2,360,000	g	DASA Finance Corp	8.750	05/29/18	Ba2	2,375
3,500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	3,467
		TOTAL HEALTH SERVICES				5,842

HOLDING AND OTHER INVESTMENT OFFICES - 0.29%
1,380,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	1,317
5,000,000		Brookfield Asset Management, Inc	7.125	06/15/12	Baa2	5,049
4,000,000		Colonial Realty LP	6.250	06/15/14	Baa3	3,730
3,650,000		iStar Financial, Inc	5.700	03/01/14	Baa2	3,066
5,000,000		iStar Financial, Inc	5.850	03/15/17	Baa2	3,956
3,600,000	g	Odebrecht Finance Ltd	7.500	10/18/17	Ba2	3,708
2,825,000		Simon Property Group LP	5.600	09/01/11	A3	2,794
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				23,620

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)

HOTELS AND OTHER LODGING PLACES - 0.02%
$ 1,750,000		MGM Mirage	6.000	10/01/09	Ba2	$1,721
		TOTAL HOTELS AND OTHER LODGING PLACES				1,721

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.30%
4,500,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	4,499
5,500,000		Caterpillar, Inc	6.050	08/15/36	A2	5,463
2,500,000		Hewlett-Packard Co	5.250	03/01/12	A2	2,561
5,400,000		Hewlett-Packard Co	5.400	03/01/17	A2	5,297
2,000,000		John Deere Capital Corp	4.500	08/25/08	A2	2,004
3,600,000		John Deere Capital Corp	5.350	04/03/18	A2	3,548
1,500,000		Kennametal, Inc	7.200	06/15/12	Baa3	1,588
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				24,960

INSTRUMENTS AND RELATED PRODUCTS - 0.16%
4,000,000		Emerson Electric Co	4.500	05/01/13	A2	3,959
5,000,000		Medtronic, Inc	4.750	09/15/15	A1	4,853
2,150,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	2,531
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	1,645
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				12,988

INSURANCE CARRIERS - 0.88%
5,285,000		Aetna, Inc	6.625	06/15/36	A3	5,075
1,125,000		Aetna, Inc	6.750	12/15/37	A3	1,066
5,000,000	g	AIG SunAmerica Global Financing VI	6.300	05/10/11	Aa2	5,078
4,250,000		Allstate Corp	5.000	08/15/14	A1	4,189
5,000,000		American International Group, Inc	5.050	10/01/15	Aa2	4,530
3,750,000		Chubb Corp	6.000	05/11/37	A2	3,412
6,000,000	i	Chubb Corp	6.375	03/29/67	A3	5,488
4,000,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa1	4,261
3,750,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa2	2,953
4,000,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	3,908
3,000,000		Metlife, Inc	5.375	12/15/12	A2	3,028
5,000,000		Metlife, Inc	5.000	06/15/15	A2	4,858
2,500,000		Metlife, Inc	5.700	06/15/35	A2	2,204
3,000,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	2,986
5,500,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	5,424
3,000,000		Prudential Financial, Inc	5.800	06/15/12	A3	3,060
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	A1	2,920
5,000,000		WellPoint, Inc	6.375	01/15/12	Baa1	5,115
1,800,000		WellPoint, Inc	5.875	06/15/17	Baa1	1,740
2,250,000		WellPoint, Inc	5.850	01/15/36	Baa1	1,933
		TOTAL INSURANCE CARRIERS				73,228

METAL MINING - 0.34%
3,075,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	2,930
3,500,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	3,366
6,870,000		Freeport-McMoRan Copper & Gold, Inc	8.375	04/01/17	Ba2	7,248
3,850,000		Rio Tinto Finance USA Ltd	5.875	07/15/13	A3	3,871
4,000,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	A3	4,012
1,400,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	1,368
5,000,000	g,h	Vedanta Resources plc	8.750	01/15/14	Ba1	5,045
		TOTAL METAL MINING				27,840

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.02%
$ 1,720,000	g	Controladora Mabe S.A. C.V.	6.500%	12/15/15	NA	$1,772
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				1,772

MISCELLANEOUS RETAIL - 0.10%
2,500,000		CVS Caremark Corp	5.750	08/15/11	Baa2	2,562
6,000,000		CVS Caremark Corp	5.750	06/01/17	Baa2	5,901
		TOTAL MISCELLANEOUS RETAIL				8,463

MOTION PICTURES - 0.27%
2,500,000		Historic TW, Inc	6.625	05/15/29	Baa2	2,275
3,000,000		Time Warner, Inc	6.750	04/15/11	Baa1	3,067
16,250,000		Time Warner, Inc	6.875	05/01/12	Baa2	16,624
		TOTAL MOTION PICTURES				21,966

NONDEPOSITORY INSTITUTIONS - 1.61%
7,500,000		American General Finance Corp	6.900	12/15/17	A1	6,537
3,500,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	3,606
6,500,000		Capital One Financial Corp	5.700	09/15/11	A3	6,182
3,750,000		CIT Group Funding Co of Canada	5.200	06/01/15	A2	2,583
4,500,000		CIT Group, Inc	5.850	09/15/16	Baa1	3,105
3,700,000		Countrywide Financial Corp	6.250	05/15/16	Aa3	3,294
3,500,000		General Electric Capital Corp	6.000	06/15/12	Aaa	3,617
24,950,000		General Electric Capital Corp	5.500	06/04/14	Aaa	25,463
4,050,000		General Electric Capital Corp	5.625	05/01/18	Aaa	3,917
5,250,000		General Motors Acceptance Corp LLC	6.625	05/15/12	B1	3,602
3,000,000	g, i	HSBC Capital Funding LP	4.610	12/30/49	A1	2,645
10,000,000		HSBC Finance Corp	5.250	01/14/11	Aa3	10,024
5,250,000		HSBC Finance Corp	5.900	06/19/12	Aa3	5,271
7,750,000		HSBC Finance Corp	4.750	07/15/13	Aa3	7,402
5,000,000		HSBC Finance Corp	5.500	01/19/16	Aa3	4,803
1,750,000		International Lease Finance Corp	5.450	03/24/11	A1	1,645
5,000,000		International Lease Finance Corp	5.750	06/15/11	A1	4,656
3,825,000		International Lease Finance Corp	6.625	11/15/13	A1	3,437
2,250,000		International Lease Finance Corp	5.650	06/01/14	A1	1,954
15,350,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	15,230
4,000,000		MBNA Corp	6.125	03/01/13	Aa2	4,112
3,790,000	h	National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	A1	3,833
3,500,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	3,499
2,950,000	g	TransCapitalInvest Ltd	5.670	03/05/14	A2	2,759
		TOTAL NONDEPOSITORY INSTITUTIONS				133,176

NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
1,875,000		Vulcan Materials Co	6.300	06/15/13	A3	1,900
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				1,900

OIL AND GAS EXTRACTION - 1.37%
2,000,000		Anadarko Finance Co	6.750	05/01/11	Baa3	2,079
4,500,000	g	Atlas Energy Resources LLC	10.750	02/01/18	B3	4,680
3,000,000		Baker Hughes, Inc	6.875	01/15/29	A2	3,266
3,500,000		BJ Services Co	5.750	06/01/11	Baa1	3,537
2,000,000		Burlington Resources Finance Co	6.400	08/15/11	A2	2,113
7,750,000		Burlington Resources Finance Co	7.200	08/15/31	A2	8,788
3,800,000		Canadian Natural Resources Ltd	5.150	02/01/13	Baa2	3,807
6,500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	6,078
3,990,000		ConocoPhillips Canada Funding Co	5.300	04/15/12	A1	4,102
2,500,000		Enterprise Products Operating LP	4.625	10/15/09	Baa3	2,491

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 4,000,000		Equitable Resources, Inc	5.150%	11/15/12	Baa1	$3,910
3,250,000		Husky Energy, Inc	6.250	06/15/12	Baa2	3,349
6,825,000		Husky Energy, Inc	6.800	09/15/37	Baa2	6,762
3,000,000		Kerr-McGee Corp	6.950	07/01/24	Baa3	3,112
4,250,000		Nexen, Inc	5.050	11/20/13	Baa2	4,153
7,150,000		Nexen, Inc	5.650	05/15/17	Baa2	6,952
3,480,000		Nexen, Inc	6.400	05/15/37	Baa2	3,295
6,750,000	g	Pemex Projec Funding Master Trust	5.750	03/01/18	Baa1	6,666
9,500,000	g	Pemex Projec Funding Master Trust	6.625	06/15/38	Baa1	9,726
2,000,000		Petrobras International Finance Co	5.875	03/01/18	Baa1	1,924
3,000,000		Plains All American Pipeline LP	5.625	12/15/13	Baa3	2,996
700,000		Range Resources Corp	7.250	05/01/18	Ba3	695
4,643,181	g	Tengizchevroil Finance Co SARL	6.124	11/15/14	Baa3	4,469
6,650,000		Weatherford International, Inc	5.950	06/15/12	Baa1	6,781
5,000,000		XTO Energy, Inc	6.250	04/15/13	Baa2	5,149
2,500,000		XTO Energy, Inc	6.375	06/15/38	Baa2	2,389
		TOTAL OIL AND GAS EXTRACTION				113,269

OTHER MORTGAGE BACKED SECURITIES - 6.39%
3,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2006-2 (Class A4)	5.929	05/10/45	Aaa	2,929
10,000,000		Banc of America Commercial Mortgage, Inc Series
		2006-5 (Class AJ)	5.477	09/10/47	Aaa	8,105
5,110,000		Banc of America Commercial Mortgage, Inc Series
		2006-6 (Class AJ)	5.421	10/10/45	Aaa	4,109
9,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2007-2 (Class A2)	5.634	04/10/49	Aaa	8,835
8,290,142		Banc of America Mortgage Securities, Inc Series
		2006-1 (Class A8)	6.000	05/25/36	Aaa	8,323
538,691		Bank of America Alternative Loan Trust Series 2004-8
		(Class 3A1)	5.500	09/25/19	Aaa	525
13,000,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW13 (Class A4)	5.540	09/11/41	Aaa	12,451
6,000,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW14 (Class A4)	5.201	12/11/38	Aaa	5,597
3,000,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-T22 (Class A4)	5.631	04/12/38	Aaa	2,899
8,000,000		Bear Stearns Commercial Mortgage Securities Series
		2006-T24 (Class A4)	5.537	10/12/41	Aaa	7,655
8,497,000	i	Bear Stearns Commercial Mortgage Securities Series
		2007-PW16 (Class AJ)	5.902	06/11/40	Aaa	6,771
5,674,267	i	Bear Stearns Commercial Mortgage Securities Series
		2007-PW17 (Class AM)	5.915	06/11/50	Aaa	5,195
5,665,000	i	Bear Stearns Commercial Mortgage Securities Series
		2007-T28 (Class AJ)	6.175	09/11/42	Aaa	4,567
2,822,000	i	CitigroupCD1 (Class AJ)	5.400	07/15/44	Aaa	2,476
5,000,000		CitigroupCD3 (Class A5)	5.617	10/15/48	Aaa	4,805
7,000,000	i	Commercial Mortgage Load Trust Series 2008-LS1
		(Class A1)	6.221	12/10/49	Aaa	6,475
7,313,078		Countrywide Alternative Loan Trust Series 2004-
		29CB (Class A7)	5.375	01/25/35	Aaa	6,970
9,373,949		Countrywide Alternative Loan Trust Series 2004-
		30CB (Class 1A15)	5.500	08/25/16	Aaa	8,724
10,076,423		Countrywide Home Loan Mortgage Pass Through
		Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	Aaa	9,951

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 8,700,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C4 (Class A3)	5.467%	09/15/39	Aaa	$8,270
11,000,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C5 (Class A3)	5.311	12/15/39	Aaa	10,330
1,490,010	i	Credit Suisse Mortgage Capital Certificates Series
		2006-TF2A (Class A1)	2.571	10/15/21	Aaa	1,428
8,520,000	i	Credit Suisse Mortgage Capital Certificates Series
		2007-C1 (Class AJ)	5.457	02/15/40	Aaa	6,654
5,925,000	i	Credit Suisse Mortgage Capital Certificates Series
		2007-C3 (Class AM)	5.913	06/15/39	Aaa	5,387
13,863,652	i	Credit Suisse/Morgan Stanley Commercial Mortgage
		Certificate Series HC1A (Class A1)	2.661	05/15/23	Aaa	13,115
13,703,950		CS First Boston Mortgage Securities Corp Series
		2005-5 (Class 7A1)	6.000	07/25/35	Aaa	13,139
2,281,893		First Horizon Asset Securities, Inc Series 2003-9
		(Class 1A4)	5.500	11/25/33	Aaa	2,272
11,600,000		Greenwich Capital Commercial Funding Corp Series
		2007-GG11 (Class A2)	5.597	12/10/49	Aaa	11,277
5,655,000		Greenwich Capital Commercial Funding Corp Series
		2007-GG11 (Class A4)	5.736	12/10/49	Aaa	5,346
10,000,000	i	GS Mortgage Securities Corp II Series 2001-ROCK
		(Class BFL)	2.941	05/03/18	Aaa	9,997
2,000,000		GS Mortgage Securities Corp II Series 2005-GG4
		(Class AJ)	4.782	07/10/39	Aaa	1,731
8,060,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A2)	5.479	11/10/39	Aaa	7,993
6,350,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A4)	5.560	11/10/39	Aaa	6,079
11,250,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class A2)	5.778	08/10/45	Aaa	11,103
8,840,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class A4)	5.993	08/10/45	Aaa	8,453
18,000,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class AM)	5.993	08/10/45	Aaa	16,487
14,250,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	14,366
4,700,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2006-FL1A (Class A2)	2.651	02/15/20	Aaa	4,350
8,100,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2006-LDP7 (Class A2)	6.051	04/15/45	Aaa	8,144
10,550,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	9,813
5,880,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-CB19 (Class AM)	5.937	02/12/49	Aaa	5,360
5,299,650	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-FL1A (Class A1)	2.846	07/15/19	Aaa	5,133
4,240,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2008-C2 (Class AM)	6.799	02/12/51	Aaa	4,076
8,500,000	i	LB-UBS Commercial Mortgage Trust Series 2007-
		C2 (Class AJ)	5.562	02/15/40	Aaa	6,680
15,000,000	i	LB-UBS Commercial Mortgage Trust Series 2007-
		C7 (Class A3)	5.866	09/15/45	Aaa	14,310
5,682,000	i	LB-UBS Commercial Mortgage Trust Series 2008-
		C1 (Class A2)	6.317	04/15/41	Aaa	5,541
3,958,588		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.000	10/25/20	Aaa	3,816

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 3,729,128	i	Merrill Lynch Mortgage Trust Series 2005-CIP1
		(Class AM)	5.107%	07/12/38	Aaa	$3,506
2,500,000	i	Merrill Lynch Mortgage Trust Series 2006-C1
		(Class A4)	5.842	05/12/39	NA	2,432
8,500,000	i	Merrill Lynch Mortgage Trust Series 2007-C1
		(Class AJ)	6.023	06/12/50	Aaa	6,811
7,385,000	i	Merrill Lynch Mortgage Trust Series 2008-C1
		(Class AJ)	6.266	02/12/51	Aaa	6,186
4,540,000	i	Merrill Lynch Mortgage Trust Series 2008-C1
		(Class AM)	6.266	02/12/51	Aaa	4,281
3,365,000	g, i	Merrill Lynch Mortgage Trust Series 2008-C1
		(Class C)	6.266	02/12/51	Aa2	2,324
4,700,000	i	Merrill Lynch1 (Class A4)	5.603	02/12/39	NA	4,510
8,450,000		Merrill Lynch5 (Class A4)	5.378	08/12/48	Aaa	7,829
5,670,000	i	Merrill Lynch8 (Class AM)	6.156	08/12/49	Aaa	5,154
4,525,000	i	Merrill Lynch9 (Class AM)	5.856	09/12/49	Aaa	4,120
19,000,000		Morgan Stanley Capital I Series 2005-HQ5
		(Class A2)	4.809	01/14/42	NA	18,974
4,587,000	i	Morgan Stanley Capital I Series 2006-HQ9
		(Class A4)	5.731	07/12/44	Aaa	4,447
7,500,000	i	Morgan Stanley Capital I Series 2006-IQ11
		(Class A4)	5.944	10/15/42	NA	7,323
6,200,000	i	Morgan Stanley Capital I Series 2006-IQ11
		(Class AJ)	5.948	10/15/42	NA	5,169
12,320,000		Morgan Stanley Capital I Series 2006-IQ12
		(Class A2)	5.283	12/15/43	Aaa	12,121
8,000,000		Morgan Stanley Capital I Series 2007-HQ11
		(Class A31)	5.439	02/12/44	Aaa	7,660
6,710,000		Morgan Stanley Capital I Series 2007-IQ13
		(Class A4)	5.364	03/15/44	Aaa	6,203
10,000,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2006-C24 (Class A3)	5.558	03/15/45	Aaa	9,595
8,325,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2006-WL7A (Class A2)	2.591	09/15/21	Aaa	7,845
5,250,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2007-C30 (Class AJ)	5.413	12/15/43	Aaa	4,083
5,000,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C30 (Class AM)	5.383	12/15/43	Aaa	4,431
8,000,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C31 (Class A2)	5.421	04/15/47	Aaa	7,795
14,000,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2007-C33 (Class AM)	6.100	02/15/51	Aaa	12,865
12,255,054		Washington Mutual, Inc Series 2003-S10 (Class A1)	4.500	10/25/18	Aaa	11,664
5,043,218		Wells Fargo Mortgage Backed Securities Trust Series
		2004-7 (Class 1A1)	4.500	07/25/19	Aaa	4,747
19,434,995		Wells Fargo Mortgage Backed Securities Trust Series
		2005-1 (Class 2A1)	5.000	01/25/20	Aaa	18,621
		TOTAL OTHER MORTGAGE BACKED SECURITIES				528,708

PAPER AND ALLIED PRODUCTS - 0.17%
2,310,000		Cenveo Corp	7.875	12/01/13	B3	1,929
5,350,000		International Paper Co	7.400	06/15/14	Baa3	5,340
2,500,000		Kimberly-Clark Corp	6.625	08/01/37	A2	2,677
4,500,000	g	Nine Dragons Paper Holdings Ltd	7.875	04/29/13	N/R	4,418
		TOTAL PAPER AND ALLIED PRODUCTS				14,364

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)

PETROLEUM AND COAL PRODUCTS - 0.08%
$ 4,500,000		Marathon Oil Corp	6.600%	10/01/37	Baa1	$4,436
2,500,000		Valero Energy Corp	6.625	06/15/37	Baa3	2,292
		TOTAL PETROLEUM AND COAL PRODUCTS				6,728

PIPELINES, EXCEPT NATURAL GAS - 0.33%
3,500,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	3,499
4,000,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	3,918
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.875	06/01/13	Baa3	1,926
2,000,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	2,000
3,000,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	2,993
4,025,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	Baa3	4,069
3,750,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	3,527
3,400,000		TransCanada Pipelines Ltd	5.850	03/15/36	A2	3,013
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	A3	2,375
		TOTAL PIPELINES, EXCEPT NATURAL GAS				27,320

PRIMARY METAL INDUSTRIES - 0.26%
7,400,000	g	ArcelorMittal	5.375	06/01/13	Baa2	7,287
1,000,000		Corning, Inc	5.900	03/15/14	Baa1	1,003
5,500,000	g	Everaz Group SA.	8.875	04/24/13	Ba3	5,507
2,000,000	g	GTL Trade Finance, Inc	7.250	10/20/17	NR	2,009
4,440,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	4,392
1,550,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	1,491
		TOTAL PRIMARY METAL INDUSTRIES				21,689

PRINTING AND PUBLISHING - 0.31%
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	NA	2,509
2,300,000		Idearc, Inc	8.000	11/15/16	B3	1,446
2,806,000		Morris Publishing Group LLC	7.000	08/01/13	B2	1,712
4,250,000		News America, Inc	7.625	11/30/28	Baa2	4,517
3,500,000		News America, Inc	6.150	03/01/37	Baa2	3,223
8,000,000		Thomson Corp	5.950	07/15/13	Baa1	8,032
4,125,000		Thomson Corp	5.700	10/01/14	Baa1	4,061
		TOTAL PRINTING AND PUBLISHING				25,500

RAILROAD TRANSPORTATION - 0.26%
3,750,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	3,933
2,400,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	2,261
3,500,000		Canadian National Railway Co	4.400	03/15/13	A3	3,408
1,375,000		Canadian Pacific Railway Co	5.750	05/15/13	Baa3	1,367
2,930,000		CSX Corp	6.150	05/01/37	Baa3	2,456
2,800,000	g	Norfolk Southern Corp	5.750	04/01/18	Baa1	2,756
2,056,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,858
3,000,000		Union Pacific Corp	6.500	04/15/12	Baa2	3,136
		TOTAL RAILROAD TRANSPORTATION				21,175

REAL ESTATE - 0.02%
1,750,000	g, i	USB Realty Corp	6.091	12/30/49	A1	1,277
		TOTAL REAL ESTATE				1,277

SECURITY AND COMMODITY BROKERS - 1.38%
4,000,000		Bear Stearns Cos, Inc	5.700	11/15/14	Baa1	3,866
3,750,000		Bear Stearns Cos, Inc	6.400	10/02/17	Baa1	3,706
4,250,000		Bear Stearns Cos, Inc	7.250	02/01/18	A2	4,435

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 1,500,000		Eaton Vance Corp	6.500%	10/02/17	A3	$1,513
4,900,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	3,407
3,250,000		Goldman Sachs Group, Inc	5.700	09/01/12	Aa3	3,260
2,000,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	1,924
3,750,000		Goldman Sachs Group, Inc	5.150	01/15/14	Aa3	3,630
3,850,000		Goldman Sachs Group, Inc	5.950	01/18/18	Aa3	3,696
5,325,000		Goldman Sachs Group, Inc	6.150	04/01/18	Aa3	5,166
1,150,000		Goldman Sachs Group, Inc	6.450	05/01/36	A1	1,026
3,100,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	2,836
3,150,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	2,055
6,750,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	6,388
15,375,000		Lehman Brothers Holdings, Inc	6.875	05/02/18	A1	14,885
2,500,000	i	Lehman Brothers Holdings, Inc	6.000	05/03/32	A2	1,911
7,575,000		Lehman Brothers Holdings, Inc	7.500	05/11/38	A2	7,026
3,825,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A1	3,608
8,175,000		Merrill Lynch & Co, Inc	6.150	04/25/13	A1	7,923
11,375,000		Merrill Lynch & Co, Inc	6.875	04/25/18	A1	10,826
9,350,000		Morgan Stanley	5.375	10/15/15	Aa3	8,554
5,000,000		Morgan Stanley	5.750	10/18/16	Aa3	4,622
4,125,000		Morgan Stanley	5.450	01/09/17	Aa3	3,746
3,500,000		Morgan Stanley	5.550	04/27/17	Aa3	3,130
1,560,000	g	Nuveen Investments, Inc	10.500	11/15/15	B3	1,439
		TOTAL SECURITY AND COMMODITY BROKERS				114,578

TOBACCO PRODUCTS - 0.06%
3,700,000		Philip Morris Interanational, Inc	4.875	05/16/13	A2	3,635
1,600,000		Philip Morris Interanational, Inc	6.375	05/16/38	A2	1,559
		TOTAL TOBACCO PRODUCTS				5,194

TRANSPORTATION BY AIR - 0.05%
4,510,000		FedEx Corp	5.500	08/15/09	Baa2	4,535
		TOTAL TRANSPORTATION BY AIR				4,535

TRANSPORTATION EQUIPMENT - 0.27%
4,650,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	4,781
2,425,000	h	oneywell International, Inc	5.700	03/15/37	A2	2,285
2,500,000		Lockheed Martin Corp	4.121	03/14/13	Baa1	2,428
5,525,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	5,466
4,000,000		United Technologies Corp	5.375	12/15/17	A2	3,997
1,075,000		United Technologies Corp	6.050	06/01/36	A2	1,065
2,500,000		United Technologies Corp	6.125	07/15/38	A2	2,511
		TOTAL TRANSPORTATION EQUIPMENT				22,533

WHOLESALE TRADE-DURABLE GOODS - 0.09%
2,250,000	g	Ace Hardware Corp	9.125	06/01/16	Ba2	2,104
1,750,000		Martin Marietta Materials, Inc	6.600	04/15/18	Baa1	1,738
3,500,000		Vale Overseas Ltd	6.250	01/23/17	Baa3	3,388
		TOTAL WHOLESALE TRADE-DURABLE GOODS				7,230

WHOLESALE TRADE-NONDURABLE GOODS - 0.11%
4,000,000		Enterprise Products Operating LLC	6.500	01/31/19	Baa3	4,021
4,975,000		Procter & Gamble Co	5.550	03/05/37	Aa3	4,782
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				8,803

		TOTAL CORPORATE BONDS				2,878,762
		(Cost $2,988,485)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)

GOVERNMENT BONDS - 62.49%

AGENCY SECURITIES - 6.86%
$ 5,579,928		Cal Dive I- Title XI, Inc	4.930%	02/01/27	NA	$5,734
11,200,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	11,203
11,200,000		(FFCB)	4.125	04/15/09	Aaa	11,310
31,850,000		(FFCB)	2.625	04/21/11	Aaa	31,085
7,250,000		(FFCB)	5.375	07/18/11	Aaa	7,596
20,600,000		Federal Home Loan Bank (FHLB)	5.000	10/16/09	Aaa	20,725
10,000,000		(FHLB)	2.375	04/30/10	Aaa	9,861
20,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.000	06/11/09	Aaa	20,391
19,000,000		(FHLMC)	4.875	02/09/10	Aaa	19,549
36,399,000		(FHLMC)	5.875	03/21/11	Aa2	38,324
22,500,000		(FHLMC)	5.250	07/18/11	Aaa	23,552
15,000,000		(FHLMC)	5.500	08/20/12	Aaa	15,871
5,000,000		(FHLMC)	4.125	12/21/12	Aaa	5,017
6,000,000		(FHLMC)	3.500	05/29/13	Aaa	5,830
54,500,000		(FHLMC)	3.750	06/28/13	Aaa	53,501
7,800,000		(FHLMC)	5.750	06/27/16	Aa2	7,896
55,450,000		(FHLMC)	5.125	11/17/17	Aaa	56,967
70,000,000		Federal National Mortgage Association (FNMA)	5.100	09/10/09	Aaa	70,294
1,350,000		(FNMA)	4.250	01/19/10	Aaa	1,375
8,250,000		(FNMA)	2.375	05/20/10	Aaa	8,132
7,200,000		(FNMA)	7.125	06/15/10	Aaa	7,732
15,900,000		(FNMA)	3.375	05/19/11	Aaa	15,822
8,000,000		(FNMA)	5.000	10/15/11	Aaa	8,327
10,000,000		(FNMA)	3.625	02/12/13	Aaa	9,801
15,000,000		(FNMA)	5.375	06/12/17	Aaa	15,680
6,500,000		(FNMA)	5.625	07/15/37	Aaa	6,911
2,500,000	j, m	Overseas Private Investment Corp		07/31/11	NA	2,740
2,790,703		Overseas Private Investment Corp	3.420	01/15/15	N/R	2,786
3,540,000		Private Export Funding Corp	5.870	07/31/08	Aaa	3,549
13,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	13,439
25,000,000		Private Export Funding Corp	3.550	04/15/13	Aaa	24,214
7,000,000		Private Export Funding Corp	4.550	05/15/15	Aaa	7,033
17,000,000		Private Export Funding Corp	5.450	09/15/17	Aaa	17,864
4,779,687		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NA	4,873
3,000,000		US Department of Housing and Urban Development	5.380	08/01/18	Aaa	3,119
		TOTAL AGENCY SECURITIES				568,103

FOREIGN GOVERNMENT BONDS - 3.08%
3,500,000		African Development Bank	3.250	08/01/08	Aaa	3,498
10,000,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	10,328
4,000,000		Chile Government International Bond	5.500	01/15/13	A2	4,140
3,500,000		China Development Bank	5.000	10/15/15	A1	3,421
2,000,000		Development Bank of Japan	4.250	06/09/15	Aaa	1,999
4,660,000		Eksportfinans A/S	5.000	02/14/12	Aaa	4,802
3,000,000	g	Emirate of Abu Dhabi	5.500	08/02/12	Aa2	3,067
3,500,000		European Investment Bank	4.875	02/15/36	Aaa	3,443
4,000,000		Federal Republic of Germany	3.875	06/01/10	Aaa	4,020
20,000,000		Federative Republic of Brazil	6.000	01/17/17	Ba1	20,390
6,000,000		Federative Republic of Brazil	8.000	01/15/18	Ba1	6,663
1,700,000	g	Gabonese Republic	8.200	12/12/17	Ba2	1,768
3,550,000		Hellenic Republic	4.625	06/25/13	N/R	3,548

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 30,000,000	g	Hypothekenbank in Essen AG.	5.000%	01/20/12	Aaa	$30,966
5,000,000		International Finance Corp	5.125	05/02/11	Aaa	5,249
5,300,000		Israel Government International Bond	5.500	11/09/16	A1	5,432
4,400,000		Italy Government International Bond	5.375	06/12/17	NR	4,655
4,000,000		Italy Government International Bond	6.875	09/27/23	Aa2	4,815
4,500,000		Jamaica Government International Bond	8.000	06/24/19	N/R	4,095
3,500,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	3,567
4,150,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	4,369
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	5,228
5,900,000		Mexico Government International Bond	6.375	01/16/13	Baa1	6,210
6,152,000		Mexico Government International Bond	5.875	01/15/14	Baa1	6,398
3,800,000		Mexico Government International Bond	6.750	09/27/34	Baa1	4,032
4,600,000		Mexico Government International Bond	6.050	01/11/40	Baa1	4,423
5,400,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	5,603
2,200,000		Panama Government International Bond	7.250	03/15/15	Ba1	2,365
13,000,000		Province of British Columbia Canada	5.375	10/29/08	Aaa	13,111
3,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	3,055
7,400,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	7,711
5,000,000		Province of Ontario	5.500	10/01/08	Aa1	5,037
16,620,000		Province of Ontario	3.375	05/20/11	Aa1	16,482
2,250,000		Province of Quebec Canada	5.125	11/14/16	Aa2	2,309
8,835,000		Province of Quebec Canada	4.625	05/14/18	Aa2	8,668
6,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	7,666
2,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	2,321
1,300,000		Republic of Ghana	8.500	10/04/17	N/R	1,326
1,125,000	g	Socialist Republic of Vietnam	6.875	01/15/16	Ba3	1,069
3,375,000		Socialist Republic of Vietnam	6.875	01/15/16	Baa3	3,243
3,700,000		South Africa Government International Bond	5.875	05/30/22	Baa1	3,422
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	7,894
3,800,000		Ukraine Government International	6.750	11/14/17	B1	3,407
		TOTAL FOREIGN GOVERNMENT BONDS				255,215

MORTGAGE BACKED SECURITIES - 36.61%
27,865,450		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		28,780
11,720,000		(FHLMC)	4.000	09/15/18		11,037
3,115,464		(FHLMC)	5.750	12/15/18		3,182
10,013,000		(FHLMC)	4.000	04/15/19		9,276
3,500,000		(FHLMC)	4.000	09/15/19		3,292
8,193,328		(FHLMC)	4.500	09/15/35		8,031
9,562,840	i	(FHLMC)	5.060	02/01/36		9,657
12,666,500	i	(FHLMC)	5.798	07/01/36		12,915
10,010,359	i	(FHLMC)	5.005	09/01/36		10,037
14,340,482	i	(FHLMC)	5.896	09/01/36		14,652
8,143,097	i	(FHLMC)	5.924	09/01/36		8,319
10,903,115	i	(FHLMC)	6.106	09/01/36		11,161
19,937,788	i	(FHLMC)	5.737	02/01/37		20,249
25,207,185	i	(FHLMC)	5.708	03/01/37		25,494
19,577,561	i	(FHLMC)	5.878	04/01/37		19,916
2,527,187	i	(FHLMC)	6.079	05/01/37		2,571
31,190,063	i	(FHLMC)	5.721	06/01/37		31,679
16,227,234	i	(FHLMC)	5.874	08/01/37		16,510
15,611,455	i	(FHLMC)	5.863	09/01/37		15,866
71,589		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		74
154,902		(FGLMC)	6.000	04/01/11		159
431,501		(FGLMC)	7.000	07/01/13		452

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 1,843,519		(FGLMC)	6.500%	12/01/16	$1,930
14,644,664		(FGLMC)	5.000	09/01/18	14,610
5,198,234		(FGLMC)	4.500	10/01/18	5,082
3,174,255		(FGLMC)	4.500	11/01/18	3,103
3,275,626		(FGLMC)	5.500	01/01/19	3,320
1,464,686		(FGLMC)	4.000	06/01/19	1,387
4,799,069		(FGLMC)	4.500	07/01/20	4,668
3,653,136		(FGLMC)	4.500	08/01/20	3,562
589,371		(FGLMC)	7.000	10/01/20	623
55,239,935		(FGLMC)	4.500	06/01/21	53,728
17,605,531		(FGLMC)	4.500	06/01/21	17,124
73,388		(FGLMC)	7.000	05/01/23	78
1,097,317		(FGLMC)	6.000	10/01/23	1,120
989,873		(FGLMC)	6.000	11/01/23	1,011
220,345		(FGLMC)	8.000	01/01/31	239
75,657		(FGLMC)	7.000	11/01/31	80
266,899		(FGLMC)	7.000	12/01/31	282
91,190		(FGLMC)	7.000	12/01/31	96
74,671		(FGLMC)	7.000	12/01/31	79
98,130		(FGLMC)	7.000	12/01/31	104
280,720		(FGLMC)	7.000	12/01/31	296
43,964		(FGLMC)	7.000	01/01/32	46
504,395		(FGLMC)	8.000	02/01/32	546
9,251,480		(FGLMC)	4.500	07/01/33	8,624
4,315,950		(FGLMC)	5.500	11/01/33	4,294
5,802,850		(FGLMC)	5.500	12/01/33	5,749
26,831,674	d	(FGLMC)	5.500	12/01/33	26,601
50,025,875		(FGLMC)	7.000	12/01/33	52,877
71,670,246		(FGLMC)	5.000	01/01/34	69,118
23,970,047		(FGLMC)	4.500	10/01/34	22,345
2,875,779		(FGLMC)	5.500	12/01/34	2,844
11,683,481		(FGLMC)	4.500	04/01/35	10,873
4,982,233		(FGLMC)	6.000	05/01/35	5,052
2,341,481		(FGLMC)	6.000	05/01/35	2,371
4,935,998		(FGLMC)	6.000	05/01/35	4,998
9,095,330		(FGLMC)	6.000	05/01/35	9,209
5,408,600		(FGLMC)	6.000	05/01/35	5,476
4,521,564		(FGLMC)	6.000	05/01/35	4,578
2,374,174		(FGLMC)	6.000	05/01/35	2,404
13,641,968		(FGLMC)	7.000	05/01/35	14,420
4,380,497		(FGLMC)	5.500	06/01/35	4,328
6,462,235		(FGLMC)	5.500	06/01/35	6,384
27,708,918		(FGLMC)	5.500	06/01/35	27,376
2,225,247		(FGLMC)	5.500	06/01/35	2,198
5,728,011		(FGLMC)	6.000	06/01/35	5,800
20,160,085		(FGLMC)	4.500	08/01/35	18,718
3,242,076		(FGLMC)	5.000	10/01/35	3,118
15,752,711		(FGLMC)	5.000	11/01/35	15,148
819,406		(FGLMC)	6.500	11/01/35	847
3,658,885		(FGLMC)	6.000	01/01/36	3,701
4,879,800		(FGLMC)	7.000	01/01/36	5,142
3,264,796		(FGLMC)	5.500	04/01/36	3,221
3,736,882		(FGLMC)	6.500	05/01/36	3,857
18,509,443		(FGLMC)	6.500	10/01/36	19,105
2,702,305		(FGLMC)	6.500	12/01/36	2,768
59,152,452		(FGLMC)	5.500	01/01/37	58,367

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 33,516,854		(FGLMC)	5.500%	04/01/37	$33,051
50,525,773		(FGLMC)	5.500	05/01/37	49,823
14,768,642		(FGLMC)	6.000	08/01/37	14,935
8,193,795		(FGLMC)	6.000	09/01/37	8,286
17,611,619		(FGLMC)	6.500	09/01/37	18,173
19,907,478		(FGLMC)	5.000	12/01/37	19,093
14,181,853		(FGLMC)	5.000	04/01/38	13,602
13,894,635		(FGLMC)	6.500	05/01/38	14,337
15,000,000	h	(FGLMC)	5.500	07/01/38	14,791
44,419		Federal National Mortgage Association (FNMA)	7.500	11/01/10	46
2,414		(FNMA)	8.000	06/01/11	3
4,502		(FNMA)	8.000	06/01/11	5
4,755		(FNMA)	8.000	06/01/11	5
12,248		(FNMA)	8.000	07/01/11	13
7,544,570		(FNMA)	4.400	10/01/12	7,407
360,228		(FNMA)	5.000	06/01/13	362
2,781,615		(FNMA)	4.440	07/01/13	2,711
3,924,361		(FNMA)	4.739	10/01/13	3,870
1,434,654		(FNMA)	4.777	02/01/14	1,416
5,522,081		(FNMA)	4.440	04/01/14	5,344
1,678,911		(FNMA)	4.557	01/01/15	1,634
579,502		(FNMA)	7.500	02/01/15	607
1,342,522		(FNMA)	7.500	04/01/15	1,406
1,153,096		(FNMA)	7.500	04/01/15	1,208
37,002		(FNMA)	6.500	02/01/16	39
122,710		(FNMA)	6.500	03/01/16	128
41,593		(FNMA)	6.500	04/01/16	43
1,012,564		(FNMA)	6.500	10/01/16	1,057
631,009		(FNMA)	6.500	11/01/16	658
1,912,644		(FNMA)	6.500	02/01/18	1,992
5,842,296		(FNMA)	5.500	03/01/18	5,928
1,038,632		(FNMA)	5.500	04/01/18	1,055
12,418,875	d	(FNMA)	5.500	04/01/18	12,601
1,068,741		(FNMA)	6.500	04/01/18	1,113
305,382		(FNMA)	5.500	05/01/18	310
17,357,285		(FNMA)	4.500	12/01/18	16,974
855,530		(FNMA)	6.000	01/01/19	876
131,701		(FNMA)	6.000	02/01/19	135
31,000,000	h	(FNMA)	5.000	03/18/19	30,651
11,474,297		(FNMA)	5.000	04/01/19	11,431
8,784,274		(FNMA)	5.000	03/01/20	8,773
3,910,689		(FNMA)	5.500	07/01/20	3,966
12,852,776		(FNMA)	5.000	03/01/21	12,837
14,422,445		(FNMA)	4.500	03/01/23	13,951
180,032		(FNMA)	8.000	03/01/23	195
6,297,097		(FNMA)	5.000	12/01/23	6,145
1,820,388		(FNMA)	5.500	02/01/24	1,819
3,658,042		(FNMA)	5.500	07/01/24	3,653
488,772		(FNMA)	8.000	07/01/24	531
5,298,270		(FNMA)	5.500	08/01/24	5,291
17,773,821	d	(FNMA)	5.000	10/01/25	17,309
100,550		(FNMA)	9.000	11/01/25	111
260,790		(FNMA)	7.000	07/01/32	276
711,331		(FNMA)	7.000	07/01/32	752
14,960,871		(FNMA)	5.500	01/01/33	14,844
29,835,471		(FNMA)	6.000	01/01/33	30,301

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 2,022,219		(FNMA)	5.000%	02/01/33	$1,951
10,076,389		(FNMA)	4.500	03/25/33	9,958
1,756,622		(FNMA)	5.500	06/01/33	1,742
6,224,044		(FNMA)	4.500	08/01/33	5,799
5,975,352		(FNMA)	5.000	08/01/33	5,764
11,000,000	d	(FNMA)	5.500	08/25/33	11,131
10,033,939		(FNMA)	4.500	10/01/33	9,349
1,973,831		(FNMA)	5.000	10/01/33	1,904
2,741,740		(FNMA)	5.000	10/01/33	2,645
6,085,668		(FNMA)	5.000	10/01/33	5,871
908,359		(FNMA)	5.000	11/01/33	876
8,668,562		(FNMA)	5.000	11/01/33	8,363
8,392,685		(FNMA)	5.000	11/01/33	8,096
51,761,980		(FNMA)	5.000	11/01/33	49,935
8,345,517		(FNMA)	5.500	12/01/33	8,300
3,170,790		(FNMA)	5.500	12/01/33	3,144
1,622,944	d	(FNMA)	5.500	12/01/33	1,609
1,429,572		(FNMA)	5.500	12/01/33	1,417
3,557,013		(FNMA)	5.500	01/01/34	3,527
7,247,528		(FNMA)	5.500	01/01/34	7,186
11,205,312		(FNMA)	5.500	02/01/34	11,111
2,259,267		(FNMA)	5.000	03/01/34	2,180
2,445,922		(FNMA)	5.000	03/01/34	2,360
18,613,670		(FNMA)	5.000	03/01/34	17,957
2,823,811		(FNMA)	5.000	03/01/34	2,724
6,891,815		(FNMA)	5.000	03/01/34	6,649
7,634,138		(FNMA)	5.500	03/01/34	7,555
18,255,326		(FNMA)	5.000	04/01/34	17,588
68,820,193		(FNMA)	5.000	08/01/34	66,411
11,578,326	h	(FNMA)	6.000	08/01/34	11,748
5,090,060		(FNMA)	5.500	09/01/34	5,037
3,675,268		(FNMA)	5.500	09/01/34	3,637
5,372,073		(FNMA)	5.500	09/01/34	5,317
2,616,219		(FNMA)	5.500	10/01/34	2,589
3,411,327		(FNMA)	5.500	10/01/34	3,376
18,598,724		(FNMA)	5.500	12/01/34	18,407
3,093,588	h	(FNMA)	6.000	12/01/34	3,133
3,695,045	h	(FNMA)	6.000	12/01/34	3,742
6,927,205		(FNMA)	5.500	01/01/35	6,856
80,021,189		(FNMA)	5.500	02/01/35	79,344
29,219,923		(FNMA)	5.500	04/01/35	28,918
4,471,542		(FNMA)	5.500	04/01/35	4,421
7,760,608	h	(FNMA)	6.000	04/01/35	7,860
17,258,491		(FNMA)	4.500	05/01/35	16,081
19,530,890		(FNMA)	5.500	05/01/35	19,311
6,684,974		(FNMA)	6.000	05/01/35	6,760
1,138,962		(FNMA)	5.500	06/01/35	1,126
2,894,058		(FNMA)	5.500	06/01/35	2,861
2,608,015		(FNMA)	5.500	06/01/35	2,579
4,462,602		(FNMA)	5.500	06/01/35	4,412
1,712,653		(FNMA)	5.500	06/01/35	1,693
553,647		(FNMA)	7.500	06/01/35	591
1,816,733		(FNMA)	5.500	07/01/35	1,796
2,946,478		(FNMA)	6.000	07/01/35	2,980
14,486,917		(FNMA)	5.000	08/01/35	13,935
32,407,720		(FNMA)	5.500	09/01/35	32,134

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 13,172,542	d	(FNMA)	5.500%	09/01/35	$13,024
14,459,261		(FNMA)	5.000	10/01/35	13,908
14,036,953		(FNMA)	5.500	10/01/35	13,879
9,202,087		(FNMA)	5.500	11/01/35	9,098
13,055,929	i	(FNMA)	5.734	02/01/36	13,330
8,568,134		(FNMA)	5.000	04/01/36	8,231
11,786,387		(FNMA)	5.500	04/01/36	11,654
15,265,805	i	(FNMA)	5.782	06/01/36	15,570
1,879,195		(FNMA)	6.000	06/01/36	1,899
9,094,497	i	(FNMA)	5.976	07/01/36	9,286
32,894,208	i	(FNMA)	5.986	07/01/36	33,531
8,026,640		(FNMA)	6.500	09/01/36	8,275
13,830,510		(FNMA)	6.000	10/01/36	13,973
59,774,179	i	(FNMA)	5.851	11/01/36	60,854
11,058,421	i	(FNMA)	5.770	12/01/36	11,291
9,908,301		(FNMA)	6.500	12/01/36	10,137
17,591,005		(FNMA)	6.500	12/01/36	18,135
11,843,620	h	(FNMA)	5.000	02/01/37	11,364
53,526,474		(FNMA)	5.500	02/01/37	52,856
9,853,342	i	(FNMA)	6.020	02/01/37	10,066
37,621,674		(FNMA)	5.500	03/01/37	37,131
895,122		(FNMA)	6.500	03/01/37	923
13,187,735		(FNMA)	6.500	03/01/37	13,595
8,854,357		(FNMA)	7.000	04/01/37	9,291
58,714,482		(FNMA)	6.000	06/01/37	59,306
13,188,531		(FNMA)	6.000	07/01/37	13,322
58,698,277		(FNMA)	6.000	08/01/37	58,826
12,575,490		(FNMA)	6.000	08/01/37	12,702
5,055,424		(FNMA)	6.500	08/01/37	5,211
16,648,911		(FNMA)	6.500	08/01/37	17,160
7,837,116		(FNMA)	6.000	09/01/37	7,916
7,376,113		(FNMA)	6.000	09/01/37	7,450
26,170,324		(FNMA)	6.000	09/01/37	26,227
5,777,663		(FNMA)	6.000	09/01/37	5,836
4,691,358		(FNMA)	6.000	09/01/37	4,739
9,985,577		(FNMA)	6.500	09/01/37	10,292
17,969,697		(FNMA)	6.500	09/01/37	18,521
12,474,762		(FNMA)	6.500	09/01/37	12,858
20,115,431		(FNMA)	6.500	09/01/37	20,733
25,495,611	i	(FNMA)	5.929	10/01/37	25,929
6,051,450		(FNMA)	6.000	10/01/37	6,112
31,802,582		(FNMA)	6.500	10/01/37	32,779
1,898,734		(FNMA)	6.500	11/01/37	1,957
13,642,104		(FNMA)	7.000	11/01/37	14,315
9,315,984		(FNMA)	5.500	01/01/38	9,194
1,644,375		(FNMA)	6.500	01/01/38	1,695
83,726,195		(FNMA)	5.500	02/01/38	82,626
19,463,406		(FNMA)	6.000	02/01/38	19,658
998,757		(FNMA)	6.500	02/01/38	1,029
14,362,253		(FNMA)	6.000	03/01/38	14,506
1,998,611		(FNMA)	6.500	03/01/38	2,060
6,412,816		(FNMA)	6.500	03/01/38	6,609
4,444,629		(FNMA)	6.500	03/01/38	4,581
13,926,751		(FNMA)	6.500	03/01/38	14,353
5,989,783		(FNMA)	7.000	03/01/38	6,285
9,457,604		(FNMA)	7.000	03/01/38	9,924

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 4,378,520		(FNMA)	7.000%	03/01/38	$4,595
14,385,438	h	(FNMA)	5.000	04/01/38	13,801
14,989,292	h	(FNMA)	5.000	04/01/38	14,381
10,739,662	h	(FNMA)	5.000	05/01/38	10,304
104,000,000		(FNMA)	6.500	08/25/38	106,762
12,016		Government National Mortgage Association
		(GNMA)	8.500	12/15/09	12
14,419		(GNMA)	8.500	12/15/09	15
23,763		(GNMA)	9.000	12/15/09	24
18,719		(GNMA)	8.500	01/15/10	19
6,141		(GNMA)	8.500	01/15/10	6
28,427		(GNMA)	9.000	06/15/16	31
5,845		(GNMA)	9.000	09/15/16	6
15,955		(GNMA)	9.000	09/15/16	17
21,409		(GNMA)	9.000	11/15/16	23
8,372		(GNMA)	9.000	12/15/16	9
11,543		(GNMA)	9.000	12/15/16	13
153,867		(GNMA)	9.500	12/15/16	169
13,282		(GNMA)	9.000	06/15/20	15
64,842		(GNMA)	8.000	06/15/24	71
106,295		(GNMA)	8.500	11/20/30	116
100,543		(GNMA)	8.500	12/20/30	110
2,564,562		(GNMA)	5.500	11/20/33	2,552
10,027,948		(GNMA)	5.500	03/20/35	9,976
6,470,376		(GNMA)	5.500	12/20/35	6,437
5,998,476	h	(GNMA)	6.000	10/20/36	6,090
6,007,201	h	(GNMA)	6.000	01/20/37	6,098
17,003,566	h	(GNMA)	6.000	12/15/37	17,287
96,000,000		(GNMA)	5.500	08/15/38	95,220
		TOTAL MORTGAGE BACKED SECURITIES			3,030,124

MUNICIPAL BONDS - 0.03%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	1,979
		TOTAL MUNICIPAL BONDS			1,979

U.S. TREASURY SECURITIES - 15.91%
306,072,000		United States Treasury Bond	8.000	11/15/21	415,134
58,400,000		United States Treasury Bond	5.250	02/15/29	63,359
3,861,000		United States Treasury Bond	5.375	02/15/31	4,290
677,000		United States Treasury Bond	4.500	02/15/36	672
113,000		United States Treasury Bond	5.000	05/15/37	121
2,305,000		United States Treasury Bond	4.375	02/15/38	2,247
193,323,639	k	United States Treasury Inflation Indexed Bonds	0.875	04/15/10	196,662
47,964,721	k	United States Treasury Inflation Indexed Bonds	2.375	04/15/11	50,824
9,050,000		United States Treasury Note	4.875	10/31/08	9,136
14,500,000		United States Treasury Note	4.000	08/31/09	14,773
1,000,000		United States Treasury Note	2.000	02/28/10	993
4,950,000		United States Treasury Note	1.750	03/31/10	4,886
35,725,000		United States Treasury Note	2.625	05/31/10	35,747
120,009,000		United States Treasury Note	2.750	02/28/13	117,159
206,309,000		United States Treasury Note	2.500	03/31/13	199,040
69,378,000		United States Treasury Note	3.125	04/30/13	68,798
8,800,000		United States Treasury Note	3.500	05/31/13	8,865
8,370,000		United States Treasury Note	4.000	02/15/15	8,745
54,964,000		United States Treasury Note	4.750	08/15/17	58,227
9,228,000		United States Treasury Note	3.500	02/15/18	8,883

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 27,883,000		United States Treasury Note	3.875%	05/15/18	$27,650
50,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	20,186
		TOTAL U.S. TREASURY SECURITIES			1,316,397

		TOTAL GOVERNMENT BONDS			5,171,818
		(Cost $5,152,586)

		TOTAL BONDS			8,050,580
		(Cost $8,141,071)

SHARES

PREFERRED STOCKS - 0.80%

DEPOSITORY INSTITUTIONS - 0.03%
134,000		Bank of America Corp			2,680
		TOTAL DEPOSITORY INSTITUTIONS			2,680

NONDEPOSITORY INSTITUTIONS - 0.77%
2,176,309		Federal National Mortgage Association (FNMA)			49,946
556,160	i	Federal Home Loan Mortgage Corp (FHLMC)			13,515
		TOTAL NONDEPOSITORY INSTITUTIONS			63,461

		TOTAL PREFERRED STOCKS			66,141
		(Cost $71,662)

TIAA-CREF MUTUAL FUNDS - 0.05%
461,851	a	TIAA-CREF Institutional High Yield Fund II			4,268

		TOTAL TIAA-CREF MUTUAL FUNDS			4,268
		(Cost $4,349)

PRINCIPAL

SHORT-TERM INVESTMENTS - 5.60%

BANKER'S ACCEPTANCE - 0.18%
14,810,000		Wachovia Bank NA	0.000	09/11/08	14,725
		TOTAL BANKERS ACCEPTANCE			14,725

BANK NOTE - 0.30%
25,000,000		Wells Fargo Bank NA	2.360	07/07/08	24,999
		TOTAL BANK NOTE			24,999

COMMERCIAL PAPER - 3.52%
25,000,000		American Honda Finance Corp	0.000	08/04/08	24,931
25,000,000		Campbell Soup Co	0.000	07/01/08	24,993
24,936,000		Cargill, Inc	0.000	08/15/08	24,845
6,500,000		Ciesco LLC	0.000	08/05/08	6,480
14,000,000		Ciesco LLC	0.000	08/18/08	13,941
20,000,000		Coca-Cola Co	0.000	09/02/08	19,898
20,850,000		Coca-Cola Enterprises, Inc	0.000	07/01/08	20,848
25,000,000		Edison Asset Securitization LLC	0.000	09/08/08	24,848
7,300,000		General Electric Capital Corp	0.000	08/27/08	7,270
25,000,000		Govco LLC	0.000	09/08/08	24,849
25,000,000		ING US Funding LLC	0.000	09/15/08	24,845

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 12,000,000		JPMorgan Chase & Co	0.000%	07/01/08	$11,997
12,000,000		PepsiCo, Inc	0.000	07/07/08	11,991
4,867,000		Rabobank USA Financial Corp	0.000	07/07/08	4,864
7,746,000		Societe Generale North America, Inc	0.000	10/15/08	7,677
22,800,000		Toyota Motor Credit Corp	0.000	07/30/08	22,752
14,250,000		Yorktown Capital LLC	0.000	07/02/08	14,244
		TOTAL COMMERCIAL PAPER			291,273

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 1.60%
3,520,000		Federal Farm Credit Bank (FFCB)	0.000	07/21/08	3,516
20,000,000		Federal Home Loan Bank (FHLB)	0.000	08/22/08	19,934
8,250,000		(FHLB)	0.000	09/19/08	8,206
1,051,000		(FHLB)	0.000	10/24/08	1,043
48,750,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	09/12/08	48,513
25,000,000		(FHLMC)	0.000	11/07/08	24,775
25,000,000		Federal National Mortgage Association (FNMA)	0.000	07/07/08	24,990
1,489,000		(FNMA)	0.000	08/01/08	1,486
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			132,463

		TOTAL SHORT-TERM INVESTMENTS			463,460
		(Cost $463,667)

		TOTAL PORTFOLIO - 103.72%			8,584,449
		(Cost $8,680,749)

		OTHER ASSETS & LIABILITIES, NET - (3.72%)			(307,697)

		NET ASSETS - 100.00%			$8,276,752

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	LP	Limited Partnership
	N/R	Not rated by Moody's
	plc	Public Limited Company

	†	As provided by Moody's Investors Service.
	^	Amount represents less than $1,000.
	a	Affiliated Holding
	d	All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt
		from registration to qualified institutional buyers.
		At June 30, 2008, the value of these securities amounted to $338,954,741 or 4.10% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2008.
	j	Zero coupon
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index for
		All Urban Consumers ("CPI-U").
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

		Cost amounts are in thousands.

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

At June 30, 2008, the net unrealized depreciation on investments was $96,299,828, consisting of gross unrealized appreciation of $73,626,921 and gross unrealized depreciation of $169,926,749.

Companies in which the Account held 5% or more of the outstanding voting shares are considered "affiliated companies" of the
Account pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities are treated as affiliated companies. Information regarding transactions with affiliated companies is as follows:

COLLEGE RETIREMENT EQUITIES FUND
TRANSACTIONS WITH AFFILIATED COMPANIES-BOND MARKET ACCOUNT
JANUARY 1, 2008-JUNE 30, 2008

	Value at	Purchase		Realized	Dividend	Withholding	Shares at	Value at
Issue	December 31, 2007	Cost	Proceeds	Gain/(Loss)	Income	Expense	June 30, 2008	June 30, 2008

TIAA CREF Institutional High Yield Fund II	$ 4,305,350	$ 169,422	$ -	$ -	$ 169,422	$ -	461,852	$ 4,267,509
		$ 169,422	$ -	$ -	$ 169,422	$ -	461,852	$ 4,267,509

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2008
				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
GOVERNMENT BONDS - 98.65%
U.S. TREASURY SECURITIES - 98.65%
$ 395,511,084	k	United States Treasury Inflation Indexed Bonds	2.375%	01/15/25	$414,792
257,251,731	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	255,061
208,428,496	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	218,508
114,824,640	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	109,245
263,627,600	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	328,979
302,833,921	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	393,518
79,813,578	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	100,434
180,720,463	k	United States Treasury Inflation Indexed Note	4.250	01/15/10	193,823
423,845,420	k	United States Treasury Inflation Indexed Note	0.875	04/15/10	431,164
182,608,860	k	United States Treasury Inflation Indexed Note	3.500	01/15/11	198,787
261,633,256	k	United States Treasury Inflation Indexed Note	2.375	04/15/11	277,229
100,450,401	k	United States Treasury Inflation Indexed Note	3.375	01/15/12	110,888
205,972,424	k	United States Treasury Inflation Indexed Note	2.000	04/15/12	217,301
345,075,631	k	United States Treasury Inflation Indexed Note	3.000	07/15/12	378,963
113,503,955	k	United States Treasury Inflation Indexed Note	0.625	04/15/13	113,087
323,698,727	k	United States Treasury Inflation Indexed Note	1.875	07/15/13	342,210
330,054,828	k	United States Treasury Inflation Indexed Note	2.000	01/15/14	350,400
303,632,582	k	United States Treasury Inflation Indexed Note	2.000	07/15/14	322,443
297,711,733	k	United States Treasury Inflation Indexed Note	1.625	01/15/15	307,457
261,256,525	k	United States Treasury Inflation Indexed Note	1.875	07/15/15	273,564
255,547,738	k	United States Treasury Inflation Indexed Note	2.000	01/15/16	269,164
251,389,540	k	United States Treasury Inflation Indexed Note	2.500	07/15/16	274,682
225,416,073	k	United States Treasury Inflation Indexed Note	2.375	01/15/17	243,995
202,493,020	k	United States Treasury Inflation Indexed Note	2.625	07/15/17	223,660
200,892,069	k	United States Treasury Inflation Indexed Note	1.625	01/15/18	204,078
		TOTAL U.S. TREASURY SECURITIES			6,553,432

		TOTAL GOVERNMENT BONDS			6,553,432
		(Cost $6,279,466)

SHORT-TERM INVESTMENTS - 0.46%
U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.46%
30,320,000		Federal Home Loan Bank (FHLB)	0.000	07/01/08	30,320
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			30,320

		TOTAL SHORT-TERM INVESTMENTS			30,320
		(Cost $30,320)

		TOTAL PORTFOLIO - 99.11%			6,583,752
		(Cost $6,309,786)
		OTHER ASSETS & LIABILITIES, NET - 0.89%			59,207

		NET ASSETS - 100.00%			$6,642,959

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index
		for All Urban Consumers ("CPI-U").

		Cost amounts are in thousands.

		At June 30, 2008, the net unrealized appreciation on investments was $273,965,468, consisting of gross unrealized appreciation of $281,147,859, and gross unrealized depreciation of $7,182,391.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2008

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)

BONDS - 40.45%

CORPORATE BONDS - 14.61%

AMUSEMENT AND RECREATION SERVICES - 0.02%
$ 2,000,000		International Speedway Corp	5.400%	04/15/14	Baa2	$1,987
		TOTAL AMUSEMENT AND RECREATION SERVICES				1,987

ASSET BACKED - 3.21%
2,051,287		AmeriCredit Automobile Receivables Trust Series
		2006-AF (Class A3)	5.560	09/06/11	Aaa	2,061
10,250,000		AmeriCredit Automobile Receivables Trust Series
		2006-AF (Class A4)	5.640	09/06/13	Aaa	10,323
5,000,000		AmeriCredit Automobile Receivables Trust Series
		2007-BF (Class A3A)	5.160	04/06/12	Aaa	4,997
4,000,000		Capital One Auto Finance Trust Series 2007-B
		(Class A3A)	5.030	04/15/12	A2	3,900
10,000,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	8,877
3,501,139	i	Chase Funding Loan Acquisition Trust Series 2004-
		OPT1 (Class M1)	3.053	06/25/34	Aa1	2,977
17,879,845		Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2003-6 (Class 1A7)	4.277	09/25/33	Aaa	15,491
789,805	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	376
7,000,000		Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	6,874
12,000,000		Citicorp Mortgage Securities, Inc Series 2006-2
		(Class A3)	5.563	09/25/36	Aaa	11,880
1,567,118		Countrywide Asset-Backed Certificates Series 2002-
		S2 (Class A5)	5.978	01/25/17	Aaa	1,501
766,849	i	Countrywide Home Equity Loan Trust Series 2004-
		B (Class 1A)	2.691	02/15/29	A3	407
4,202,897		Credit-Based Asset Servicing and Securitization
		LLC Series 2007-MX1 (Class A1)	6.159	12/25/36	Aaa	4,202
12,000,000		Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	A2	9,514
3,500,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A3	5.590	10/25/29	Baa3	2,851
2,282,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A4	5.810	10/25/29	Baa3	1,236
1,214,056	i	GSAA Trust Series 2004-3 (Class AF3)	5.691	04/25/34	Aaa	1,216
3,635,000		Hertz Vehicle Financing LLC Series 2005-2A
		(Class A2)	4.930	02/25/10	Aa3	3,617
1,145,548		HFC Home Equity Loan Asset Backed Certificates
		Series 2006-4 (Class A1F)	5.790	03/20/36	Aaa	1,141
3,377,223		HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	3,384
4,000,000		HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A3F)	5.730	03/20/36	Aaa	3,689

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 21,000,000		Household Automotive Trust Series 2006-3
		(Class A4)	5.340%	09/17/13	Aaa	$21,090
16,000,000		Household Credit Card Master Note Trust I Series
		2006-1 (Class A)	5.100	06/15/12	Aaa	16,151
1,727,613		Hyundai Auto Receivables Trust Series 2006-A
		(Class A3)	5.130	06/15/10	Aaa	1,739
20,000,000		Hyundai Auto Receivables Trust Series 2006-B
		(Class A4)	5.150	05/15/13	Aaa	20,279
8,000,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	8,062
2,498,938		Marriott Vacation Club Owner Trust Series 2006-
		2A (Class A)	5.362	10/20/28	Aaa	2,405
2,947,856		Marriott Vacation Club Owner Trust Series 2007-
		1A (Class A)	5.518	05/20/29	Aaa	2,788
16,000,000		Nissan Auto Lease Trust Series 2006-A (Class A3)	5.110	03/15/10	Aaa	16,146
8,500,000		Nissan Auto Lease Trust Series 2006-A (Class A4)	5.100	07/16/12	Aaa	8,638
3,250,000		Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	3,109
2,712,611		Residential Asset Mortgage Products, Inc Series
		2003-RZ5 (Class A7)	4.970	09/25/33	Aaa	2,411
4,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A2)	5.750	02/25/36	A3	3,546
2,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M1)	6.010	02/25/36	Aa1	1,226
200,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	108
5,700,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	A3	4,338
7,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A2)	5.450	09/25/36	A3	5,746
18,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440	09/25/36	A3	11,642
5,003,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520	04/25/21	A3	3,749
9,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A3)	5.500	08/25/25	A3	4,747
1,615,368	m	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	A2	1,535
6,630,400	i	SLM Student Loan Trust	3.060	10/25/12	Aaa	6,603
6,000,000	i	SLM Student Loan Trust	3.364	10/27/14	Aaa	5,992
7,623,438	i	SLM Student Loan Trust	3.050	04/25/17	Aaa	7,574
12,987,395	m, v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aa3	11,831
1,949,167	m, v	Wachovia Amortization Controlled Heloc NIM
		Series 2006-N1 (Class N1)	5.683	08/12/47	A3	1,869
2,338,703	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	2.843	05/25/35	NA	2,204
		TOTAL ASSET BACKED				276,042

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.11%
4,375,000		Home Depot, Inc	5.250	12/16/13	Baa1	4,196
5,000,000		Lowe's Cos, Inc	8.250	06/01/10	A1	5,357
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				9,553

CHEMICALS AND ALLIED PRODUCTS - 0.31%
1,000,000		Abbott Laboratories	3.750	03/15/11	A1	997

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 2,150,000		Air Products & Chemicals, Inc	4.150%	02/01/13	A2	$2,103
3,150,000		Amgen, Inc	5.850	06/01/17	A2	3,103
965,000		Clorox Co	5.950	10/15/17	Baa2	966
2,500,000		Ecolab, Inc	6.875	02/01/11	A2	2,598
3,000,000		Genentech, Inc	5.250	07/15/35	A1	2,719
5,000,000		Johnson & Johnson	5.850	07/15/38	Aaa	5,085
1,500,000		Lubrizol Corp	4.625	10/01/09	Baa3	1,493
5,000,000		Praxair, Inc	3.950	06/01/13	A2	4,812
2,500,000		Praxair, Inc	5.250	11/15/14	A2	2,529
		TOTAL CHEMICALS AND ALLIED PRODUCTS				26,405

COMMUNICATIONS - 0.48%
8,318,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	8,235
1,184,000		AT&T Corp	7.300	11/15/11	A2	1,261
1,000,000		AT&T, Inc	6.150	09/15/34	A2	934
700,000		AT&T, Inc	6.500	09/01/37	A2	677
3,454,242		Bellsouth Telecommunications, Inc	6.300	12/15/15	A2	3,504
2,500,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A3	2,662
1,500,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	1,780
4,500,000		Sprint Capital Corp	8.375	03/15/12	Baa3	4,455
5,000,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	4,949
2,500,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	2,375
2,500,000		Time Warner Cable, Inc	6.550	05/01/37	Baa2	2,302
2,500,000		Verizon Communications, Inc	5.250	04/15/13	A3	2,486
1,400,000		Verizon Communications, Inc	6.400	02/15/38	A3	1,303
4,000,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	4,056
		TOTAL COMMUNICATIONS				40,979

DEPOSITORY INSTITUTIONS - 2.04%
1,300,000	g	Amsouth Bank	4.850	04/01/13	A2	1,190
1,000,000		Astoria Financial Corp	5.750	10/15/12	A2	931
14,125,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	14,656
4,500,000		Bank of America Corp	4.900	05/01/13	Aa2	4,343
5,000,000		Bank of America NA	5.300	03/15/17	Aa1	4,590
3,000,000		Bank of Hawaii	6.875	03/01/09	A1	3,044
1,500,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	1,275
2,500,000		Capital One Bank	4.250	12/01/08	A2	2,495
3,000,000	g	Corestates Capital Trust I	8.000	12/15/26	A1	3,075
8,800,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	8,358
6,500,000		FIA Card Services NA	7.125	11/15/12	Baa2	6,936
3,000,000		First Union National Bank of Florida	6.180	02/15/36	Aa2	3,046
5,000,000		Firstar Bank NA	7.125	12/01/09	Aa2	5,188
2,500,000		Independence Community Bank Corp	4.900	09/23/10	Baa1	2,282
5,000,000	e	M&I Marshall & Ilsley Bank	5.300	09/08/11	Aa3	4,889
5,000,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	4,488
5,000,000		Mellon Funding Corp	6.400	05/14/11	Aa3	5,176
5,000,000		Mercantile Bankshares Corp	4.625	04/15/13	A2	4,761
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	NA	1,264
1,250,000		National City Bank	7.250	07/15/10	WR	1,182
2,575,000		National City Corp	4.000	02/01/11	A3	2,083
8,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	8,119
5,000,000		NB Capital Trust IV	8.250	04/15/27	A1	5,018
2,140,000	g	OMX Timber Finance Investments LLC Series 1	5.420	01/29/20	Aa3	1,972
3,000,000		Popular North America, Inc	3.875	10/01/08	A3	2,994
2,000,000		Popular North America, Inc	5.650	04/15/09	A3	1,981
5,000,000		Regions Bank	6.450	06/26/37	A2	3,686

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 7,185,000		Roslyn Bancorp, Inc	7.500%	12/01/08	A3	$7,286
2,000,000		State Street Bank & Trust Co	5.250	10/15/18	Aa2	1,855
7,312,000		State Street Corp	7.650	06/15/10	A2	7,676
4,000,000		Union Bank of California NA	5.950	05/11/16	A1	3,794
1,112,000		US Bank NA	6.375	08/01/11	Aa2	1,161
3,000,000		US Bank NA	4.950	10/30/14	Aa2	2,958
5,000,000		Wachovia Corp	5.300	10/15/11	Aa3	4,889
3,500,000	i	Wachovia Corp	7.980	12/30/49	A2	3,214
3,000,000		Washington Mutual Bank	5.650	08/15/14	Baa3	2,340
5,000,000		Webster Bank	5.875	01/15/13	A3	4,536
2,125,000		Wells Fargo & Co	4.375	01/31/13	Aa1	2,058
5,150,000		Wells Fargo & Co	5.625	12/11/17	Aa1	4,983
1,500,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	1,567
5,000,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	4,769
8,195,000		Western Financial Bank	9.625	05/15/12	Aa2	8,528
5,000,000	i	World Savings Bank FSB	2.886	09/16/09	Aa1	4,983
		TOTAL DEPOSITORY INSTITUTIONS				175,619

EATING AND DRINKING PLACES - 0.01%
1,250,000		McDonald's Corp	5.350	03/01/18	A3	1,220
		TOTAL EATING AND DRINKING PLACES				1,220

ELECTRIC, GAS, AND SANITARY SERVICES - 1.15%
3,510,000		AGL Capital Corp	6.000	10/01/34	Baa1	3,098
5,000,000		Atmos Energy Corp	5.125	01/15/13	Baa3	4,879
5,000,000		Avista Corp	5.950	06/01/18	Baa2	4,809
5,000,000	e	Connecticut Light & Power	5.650	05/01/18	A3	4,934
2,000,000		Connecticut Light & Power	5.750	03/01/37	A3	1,775
5,000,000	g	Great River Energy	5.829	07/01/17	A2	4,965
5,000,000		Hawaiian Electric Industries, Inc	6.141	08/15/11	Baa2	5,100
3,000,000		Idaho Power Co	7.200	12/01/09	A3	3,126
5,000,000		Idaho Power Co	5.500	04/01/33	A3	4,463
2,500,000		Idaho Power Co	6.250	10/15/37	A3	2,457
7,500,000	g	International Transmission Co	4.450	07/15/13	A3	7,146
1,550,000		Laclede Gas Co	6.500	11/15/10	A3	1,614
2,500,000		Laclede Gas Co	6.150	06/01/36	A3	2,362
2,226,312		MP Environmental Funding LLC	4.982	07/15/14	Aaa	2,256
5,000,000	g	National Fuel Gas Co	6.500	04/15/18	Baa1	4,935
6,000,000		Nevada Power Co	6.650	04/01/36	Baa3	5,791
2,000,000		Nicor, Inc	6.580	02/15/28	A1	2,137
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	A2	1,334
4,000,000		ONEOK Partners LP	5.900	04/01/12	Baa2	4,021
2,185,000	g	Pedernales Electric Cooperative	6.202	11/15/32	NA	2,019
2,000,000		Piedmont Natural Gas Co	7.350	09/25/09	A3	2,068
2,000,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	1,872
5,000,000		Questar Market Resources, Inc	6.050	09/01/16	Baa3	4,804
2,000,000		Questar Pipeline Co	6.570	09/26/11	A3	2,093
2,500,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	2,669
3,000,000	g	Transcontinental Gas Pipe Line Corp	6.050	06/15/18	Baa2	2,914
5,000,000		Washington Gas Light Co	5.440	08/11/25	A2	4,260
5,000,000		Wisconsin Public Service Corp	6.125	08/01/11	Aa3	5,233
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				99,134

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.04%
3,500,000		Cisco Systems, Inc	5.500	02/22/16	A1	3,531
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				3,531

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
FABRICATED METAL PRODUCTS - 0.07%
$ 2,000,000		Pentair, Inc	7.850%	10/15/09	Baa3	$2,023
4,000,000		Stanley Works	5.000	03/15/10	A2	4,023
		TOTAL FABRICATED METAL PRODUCTS				6,046

FOOD AND KINDRED PRODUCTS - 0.24%
5,000,000		Campbell Soup Co	5.000	12/03/12	A3	5,051
6,700,000		Coca-Cola Bottling Co Consolidated	5.000	11/15/12	Baa2	6,533
5,000,000		Coca-Cola Enterprises, Inc	8.500	02/01/22	A3	6,139
535,000		Kraft Foods, Inc	6.125	02/01/18	Baa2	520
2,500,000		WM Wrigley Jr Co	4.650	07/15/15	A1	2,422
		TOTAL FOOD AND KINDRED PRODUCTS				20,665

FOOD STORES - 0.06%
5,000,000		Kroger Co	8.050	02/01/10	Baa2	5,233
		TOTAL FOOD STORES				5,233

FURNITURE AND FIXTURES - 0.04%
4,000,000		Leggett & Platt, Inc	4.700	04/01/13	A2	3,886
		TOTAL FURNITURE AND FIXTURES				3,886

GENERAL BUILDING CONTRACTORS - 0.08%
3,000,000		Lennar Corp	5.125	10/01/10	Ba1	2,610
3,000,000		MDC Holdings, Inc	5.375	07/01/15	Baa3	2,736
2,000,000		Ryland Group, Inc	5.375	05/15/12	Ba1	1,801
		TOTAL GENERAL BUILDING CONTRACTORS				7,147

GENERAL MERCHANDISE STORES - 0.06%
3,000,000		Macys Retail Holdings, Inc	7.875	07/15/15	Baa3	3,022
1,800,000		Target Corp	6.000	01/15/18	A2	1,806
		TOTAL GENERAL MERCHANDISE STORES				4,828

HEALTH SERVICES - 0.02%
1,500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	1,486
		TOTAL HEALTH SERVICES				1,486

HOLDING AND OTHER INVESTMENT OFFICES - 0.17%
2,500,000		AMB Property LP	5.450	12/01/10	Baa1	2,524
3,000,000		Highwoods Properties, Inc	5.850	03/15/17	Ba1	2,591
5,000,000		Kimco Realty Corp	5.304	02/22/11	Baa1	4,864
2,000,000		Simon Property Group LP	5.250	12/01/16	A3	1,837
3,000,000		Washington Real Estate Investment Trust	5.125	03/15/13	Baa1	2,711
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				14,527

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.25%
4,340,000		Deere & Co	8.100	05/15/30	A2	5,260
4,000,000		IBM International Group Capital LLC	5.050	10/22/12	A1	4,085
1,575,000		John Deere Capital Corp	5.350	04/03/18	A2	1,552
10,065,000	g	Pall Corp	6.000	08/01/12	Baa1	10,587
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				21,484

INSTRUMENTS AND RELATED PRODUCTS - 0.32%
5,000,000		Beckman Coulter, Inc	6.875	11/15/11	Baa3	5,262
4,500,000		Becton Dickinson & Co	7.150	10/01/09	A2	4,646
3,000,000		Boston Scientific Corp	6.250	11/15/15	Ba2	2,805

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 6,450,000		CR Bard, Inc	6.700%	12/01/26	Baa1	$6,574
3,500,000		Medtronic, Inc	4.750	09/15/15	A1	3,397
3,000,000		Thermo Fisher Scientific, Inc	7.625	10/30/08	Baa2	3,039
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	1,645
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				27,368

INSURANCE CARRIERS - 0.72%
2,540,000		Aetna, Inc	6.625	06/15/36	A3	2,439
530,000		Aetna, Inc	6.750	12/15/37	A3	502
2,800,000	g	Anthem Insurance Co, Inc	9.125	04/01/10	A3	3,006
3,000,000	i	Chubb Corp	6.375	03/29/67	A3	2,744
3,500,000		Cincinnati Financial Corp	6.125	11/01/34	A2	3,094
3,000,000		First American Corp	5.700	08/01/14	Baa2	2,987
2,500,000	i	Hartford Life Global Funding Trusts	2.876	03/15/11	Aa3	2,443
5,000,000	g	Health Care Service Corp	7.750	06/15/11	A1	5,388
1,200,000	g	Jackson National Life Global Funding	6.125	05/30/12	A1	1,244
1,945,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa1	2,072
2,000,000		Markel Corp	6.800	02/15/13	Baa3	2,057
3,300,000		Markel Corp	7.350	08/15/34	Baa3	3,231
5,000,000	g	Nationwide Life Global Funding I	5.350	03/15/11	Aa3	5,132
5,000,000	g	New York Life Global Funding	4.625	08/16/10	Aaa	5,053
4,900,000	g	Ohio National Financial Services, Inc	7.000	07/15/11	Baa1	5,349
3,500,000	g	Pricoa Global Funding I	4.625	06/25/12	Aa3	3,404
2,500,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	2,466
1,036,000		Protective Life Corp	4.300	06/01/13	A3	974
2,500,000		Protective Life Secured Trusts	4.850	08/16/10	Aa3	2,502
2,500,000		Protective Life Secured Trusts	4.000	04/01/11	Aa3	2,436
2,500,000	g	Prudential Funding LLC	6.750	09/15/23	A1	2,433
1,500,000		WellPoint, Inc	5.850	01/15/36	Baa1	1,289
		TOTAL INSURANCE CARRIERS				62,245

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.06%
5,000,000		Harsco Corp	5.125	09/15/13	A3	5,108
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				5,108

MISCELLANEOUS RETAIL - 0.08%
3,000,000		CVS Caremark Corp	5.750	06/01/17	Baa2	2,951
4,150,600	g	CVS Caremark Corp	5.298	01/11/27	Baa2	3,721
		TOTAL MISCELLANEOUS RETAIL				6,672

MOTION PICTURES - 0.16%
6,000,000		Historic TW, Inc	6.625	05/15/29	Baa2	5,460
5,234,000		Time Warner Entertainment Co LP	10.150	05/01/12	Baa2	5,876
2,000,000		Time Warner, Inc	6.750	04/15/11	Baa1	2,044
		TOTAL MOTION PICTURES				13,380

NONDEPOSITORY INSTITUTIONS - 0.21%
5,000,000		American Capital Strategies Ltd	6.850	08/01/12	Baa2	4,664
5,000,000	i	American Express Credit Corp	2.610	10/04/10	Aa3	4,814
4,000,000		Capital One Financial Corp	5.700	09/15/11	A3	3,804
2,500,000	i	Countrywide Financial Corp	3.210	05/07/12	Aa2	2,247
3,500,000	g, i	Meridian Funding Co LLC	3.048	07/21/11	A2	2,720
		TOTAL NONDEPOSITORY INSTITUTIONS				18,249

NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
2,500,000		Vulcan Materials Co	6.300	06/15/13	A3	2,533
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				2,533

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
OIL AND GAS EXTRACTION - 0.48%
$ 5,000,000		Apache Corp	5.250%	04/15/13	A3	$5,065
3,000,000		Apache Corp	6.000	01/15/37	A3	2,944
3,500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	3,272
8,500,000	g	EOG Resources Canada, Inc	4.750	03/15/14	A3	8,698
2,000,000		Equitable Resources, Inc	5.000	10/01/15	Baa1	1,842
2,000,000		Noble Energy, Inc	8.000	04/01/27	Baa2	2,156
7,775,000		Smith International, Inc	6.750	02/15/11	Baa1	8,054
2,000,000		Valero Logistics Operations LP	6.050	03/15/13	Baa3	1,953
5,000,000		XTO Energy, Inc	6.250	04/15/13	Baa2	5,149
2,500,000		XTO Energy, Inc	6.375	06/15/38		2,389
		TOTAL OIL AND GAS EXTRACTION				41,522

OTHER MORTGAGE BACKED SECURITIES - 2.89%
2,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2006-2 (Class A4)	5.929	05/10/45	N/R	1,953
10,000,000		Banc of America Commercial Mortgage, Inc Series
		2006-5 (Class AJ)	5.477	09/10/47	Aaa	8,105
2,525,000		Banc of America Commercial Mortgage, Inc Series
		2006-6 (Class AJ)	5.421	10/10/45	Aaa	2,030
5,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2007-2 (Class A2)	5.634	04/10/49	N/R	4,908
3,868,733		Banc of America Mortgage Securities, Inc Series
		2006-1 (Class A8)	6.000	05/25/36	Aaa	3,884
1,840,528		Bank of America Alternative Loan Trust Series
		2004-8 (Class 3A1)	5.500	09/25/19	Aaa	1,793
5,375,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW13 (Class A4)	5.540	09/11/41	N/R	5,148
3,000,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-PW14 (Class A4)	5.201	12/11/38	N/R	2,798
2,000,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2006-T22 (Class A4)	5.631	04/12/38	Aaa	1,933
4,000,000		Bear Stearns Commercial Mortgage Securities
		Series 2006-T24 (Class A4)	5.537	10/12/41	Aaa	3,827
3,776,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2007-PW16 (Class AJ)	5.902	06/11/40	Aaa	3,009
2,503,362	i	Bear Stearns Commercial Mortgage Securities
		Series 2007-PW17 (Class AM)	5.915	06/11/50	N/R	2,292
2,520,000	i	Bear Stearns Commercial Mortgage Securities
		Series 2007-T28 (Class AJ)	6.175	09/11/42	N/R	2,032
3,225,000		Countrywide Alternative Loan Trust Series 2004-
		29CB (Class A7)	5.375	01/25/35	N/R	3,073
4,593,426		Countrywide Alternative Loan Trust Series 2004-
		30CB (Class 1A15)	5.500	08/25/16	Aaa	4,275
3,358,807		Countrywide Home Loan Mortgage Pass Through
		Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	N/R	3,317
4,800,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C4 (Class A3)	5.467	09/15/39	Aaa	4,563
656,871	i	Credit Suisse Mortgage Capital Certificates Series
		2006-TF2A (Class A1)	2.571	10/15/21	Aaa	629
3,750,000	i	Credit Suisse Mortgage Capital Certificates Series
		2007-C1 (Class AJ)	5.457	02/15/40	Aaa	2,929
2,630,000	i	Credit Suisse Mortgage Capital Certificates Series
		2007-C3 (Class AM)	5.913	06/15/39	Aaa	2,391

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 6,931,826	i	Credit Suisse/Morgan Stanley Commercial
		Mortgage Certificate Series HC1A (Class A1)	2.661%	05/15/23	Aaa	$6,558
5,409,454		CS First Boston Mortgage Securities Corp Series
		2005-5 (Class 7A1)	6.000	07/25/35	Aaa	5,186
1,890,038	i	GE Capital Commercial Mortgage Corp	5.512	11/10/45	Aaa	1,805
5,000,000		Greenwich Capital Commercial Funding Corp
		Series 2007-GG11 (Class A2)	5.597	12/10/49	N/R	4,861
8,695,000		Greenwich Capital Commercial Funding Corp
		Series 2007-GG11 (Class A4)	5.736	12/10/49	N/R	8,219
10,000,000	i	GS Mortgage Securities Corp II Series 2001-
		ROCK (Class BFL)	2.941	05/03/18	Aaa	9,997
3,670,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A2)	5.479	11/10/39	Aaa	3,639
3,000,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A4)	5.560	11/10/39	Aaa	2,872
5,000,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class A2)	5.778	08/10/45	Aaa	4,935
3,900,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class A4)	5.993	08/10/45	Aaa	3,729
1,000,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	1,008
9,000,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	8,897
3,525,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2006-FL1A (Class A2)	2.651	02/15/20	Aaa	3,262
4,000,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2006-LDP7 (Class A2)	6.051	04/15/45	Aaa	4,022
2,615,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-CB19 (Class AM)	5.937	02/12/49	Aaa	2,384
1,766,550	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-FL1A (Class A1)	2.846	07/15/19	Aaa	1,711
1,925,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2008-C2 (Class AM)	6.799	02/12/51	Aaa	1,850
3,775,000	i	LB-UBS Commercial Mortgage Trust Series 2007-
		C2 (Class AJ)	5.562	02/15/40	N/R	2,967
2,495,000	i	LB-UBS Commercial Mortgage Trust Series 2008-
		C1 (Class A2)	6.317	04/15/41	Aaa	2,433
628,347		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.000	10/25/20	Aaa	606
10,000,000	i	Merrill Lynch Mortgage Trust Series 2003-KEY1
		(Class A4)	5.236	11/12/35	N/R	9,787
1,645,209	i	Merrill Lynch Mortgage Trust Series 2005-CIP1
		(Class AM)	5.107	07/12/38	Aaa	1,547
1,300,000	i	Merrill Lynch Mortgage Trust Series 2006-C1
		(Class A4)	5.842	05/12/39	N/R	1,265
3,250,000	i	Merrill Lynch Mortgage Trust Series 2008-C1
		(Class AJ)	6.266	02/12/51	Aaa	2,722
2,000,000	i	Merrill Lynch Mortgage Trust Series 2008-C1
		(Class AM)	6.266	02/12/51	Aaa	1,886
1,485,000	g, i	Merrill Lynch Mortgage Trust Series 2008-C1
		(Class C)	6.266	02/12/51	N/R	1,025
2,300,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2006-1 (Class A4)	5.603	02/12/39	N/R	2,207
4,750,000		Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2007-5 (Class A4)	5.378	08/12/48	Aaa	4,401

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 2,515,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2007-8 (Class AM)	6.156%	08/12/49	N/R	$2,286
2,015,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2007-9 (Class AM)	5.856	09/12/49	N/R	1,835
10,000,000		Morgan Stanley Capital I Series 2005-HQ5
		(Class A2)	4.809	01/14/42	N/R	9,986
1,211,000	i	Morgan Stanley Capital I Series 2006-HQ9
		(Class A4)	5.731	07/12/44	N/R	1,174
2,500,000	i	Morgan Stanley Capital I Series 2006-IQ11
		(Class A4)	5.944	10/15/42	N/R	2,441
5,500,000		Morgan Stanley Capital I Series 2006-IQ12
		(Class A2)	5.283	12/15/43	N/R	5,411
4,000,000		Morgan Stanley Capital I Series 2007-HQ11
		(Class A31)	5.439	02/12/44	Aaa	3,830
3,440,000		Morgan Stanley Capital I Series 2007-IQ13
		(Class A4)	5.364	03/15/44	N/R	3,180
2,800,000		Residential Accredit Loans, Inc Series 2005-QS17
		(Class A1)	6.000	12/25/35	Aaa	2,339
5,131,865		Residential Funding Mortgage Security I Series
		2004-S5 (Class 2A1)	4.500	05/25/19	N/R	4,651
2,700,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2006-C24 (Class A3)	5.558	03/15/45	Aaa	2,591
3,710,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2006-WL7A (Class A2)	2.591	09/15/21	Aaa	3,496
8,100,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2007-C30 (Class AJ)	5.413	12/15/43	Aaa	6,300
4,700,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C30 (Class AM)	5.383	12/15/43	Aaa	4,166
4,000,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C31 (Class A2)	5.421	04/15/47	Aaa	3,897
10,620,354		Wells Fargo Mortgage Backed Securities Trust
		Series 2003-16 (Class 2A1)	4.500	12/25/18	N/R	10,023
2,522,714		Wells Fargo Mortgage Backed Securities Trust
		Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	2,417
4,516,231	i	Wells Fargo Mortgage Backed Securities Trust
		Series 2006-AR2 (Class 2A3)	5.106	03/25/36	N/R	4,375
3,822,255	i	Wells Fargo Mortgage Backed Securities Trust
		Series 2006-AR4 (Class 1A1)	5.858	04/25/36	N/R	3,516
		TOTAL OTHER MORTGAGE BACKED SECURITIES				248,584

PAPER AND ALLIED PRODUCTS - 0.08%
2,500,000		International Paper Co	7.400	06/15/14	Baa3	2,495
4,100,000		Kimberly-Clark Corp	6.625	08/01/37	A2	4,391
		TOTAL PAPER AND ALLIED PRODUCTS				6,886

PETROLEUM AND COAL PRODUCTS - 0.09%
6,500,000		Sunoco, Inc	4.875	10/15/14	Baa2	6,137
1,500,000		Valero Energy Corp	6.625	06/15/37	Baa3	1,375
		TOTAL PETROLEUM AND COAL PRODUCTS				7,512

PIPELINES, EXCEPT NATURAL GAS - 0.03%
2,500,000		Kinder Morgan Energy Partners LP	7.300	08/15/33	Baa2	2,558
		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,558

PRIMARY METAL INDUSTRIES - 0.06%
5,000,000		Hubbell, Inc	5.950	06/01/18	A3	5,082
		TOTAL PRIMARY METAL INDUSTRIES				5,082

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
PRINTING AND PUBLISHING - 0.03%
$ 2,500,000		Dun & Bradstreet Corp	5.500%	03/15/11	N/R	$2,509
		TOTAL PRINTING AND PUBLISHING				2,509

RAILROAD TRANSPORTATION - 0.14%
1,440,000		CSX Corp	6.150	05/01/37	Baa3	1,207
1,900,000		CSX Transportation, Inc	7.820	04/01/11	N/R	2,054
1,200,000	g	Norfolk Southern Corp	5.750	04/01/18	Baa1	1,181
2,500,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	2,260
4,815,000		Norfolk Southern Corp	5.640	05/17/29	Baa1	4,346
335,657	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	353
335,657	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	353
335,657	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	353
		TOTAL RAILROAD TRANSPORTATION				12,107

REAL ESTATE - 0.01%
1,000,000	g, i	USB Realty Corp	6.091	12/30/49	A1	730
		TOTAL REAL ESTATE				730

SECURITY AND COMMODITY BROKERS - 0.21%
2,292,000		Charles Schwab Corp	8.050	03/01/10	A2	2,396
1,500,000		Eaton Vance Corp	6.500	10/02/17	A3	1,513
3,000,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	2,086
2,000,000		Goldman Sachs Group, Inc	5.625	01/15/17	A1	1,853
1,000,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	915
5,000,000		Jefferies Group, Inc	6.450	06/08/27	Baa1	3,896
5,775,000		Legg Mason, Inc	6.750	07/02/08	A2	5,775
		TOTAL SECURITY AND COMMODITY BROKERS				18,434

SOCIAL SERVICES - 0.06%
5,145,000		Salvation Army	5.637	09/01/26	Aaa	5,172
		TOTAL SOCIAL SERVICES				5,172

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
2,500,000		3M Co	6.375	02/15/28	AA1	2,734
1,000,000	e	Martin Marietta Materials, Inc	5.875	12/01/08	Baa1	1,003
1,000,000		Martin Marietta Materials, Inc	6.875	04/01/11	Baa1	1,023
1,750,000		Martin Marietta Materials, Inc	6.600	04/15/18	Baa1	1,738
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				6,498

TRANSPORTATION BY AIR - 0.11%
3,000,000		FedEx Corp	5.500	08/15/09	Baa2	3,017
5,000,000	i	JetBlue Airways Corp	3.126	11/15/16		3,730
3,000,000	e	Southwest Airlines Co	5.125	03/01/17	Baa1	2,547
		TOTAL TRANSPORTATION BY AIR				9,294

TRANSPORTATION EQUIPMENT - 0.11%
5,000,000	g	Harley-Davidson Funding Corp	6.800	06/15/18	A1	4,940
3,589,620	g	Southern Capital Corp	5.700	06/30/22	A2	3,770
1,000,000		Union Tank CAR Co	6.790	05/01/10	A1	1,044
		TOTAL TRANSPORTATION EQUIPMENT				9,754

TRANSPORTATION SERVICES - 0.02%
1,653,295	g	GATX Corp	5.697	01/02/25	A3	1,496
		TOTAL TRANSPORTATION SERVICES				1,496

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
TRUCKING AND WAREHOUSING - 0.06%
$ 2,500,000		United Parcel Service, Inc	8.375%	04/01/20	Aa2	$3,086
1,360,000		United Parcel Service of America, Inc	8.375	04/01/30	Aa2	1,679
		TOTAL TRUCKING AND WAREHOUSING				4,765

WHOLESALE TRADE-DURABLE GOODS - 0.03%
3,000,000		Reliance Steel & Aluminum Co	6.200	11/15/16	Baa3	2,890
		TOTAL WHOLESALE TRADE-DURABLE GOODS				2,890

WHOLESALE TRADE-NONDURABLE GOODS - 0.18%
2,500,000		Procter & Gamble Co	8.750	06/01/22	Aa3	3,392
3,750,000		Procter & Gamble Co	5.550	03/05/37	Aa3	3,604
5,000,000		Sysco Corp	7.160	04/15/27	A1	5,723
3,000,000		Sysco International Co	6.100	06/01/12	A1	3,178
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				15,897

		TOTAL CORPORATE BONDS				1,257,017
		(Cost $1,310,765)

GOVERNMENT BONDS - 25.84%

AGENCY SECURITIES - 2.25%
3,719,952		Cal Dive I- Title XI, Inc	4.930	02/01/27	N/R	3,822
4,500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	4,538
11,900,000		Federal Farm Credit Bank (FFCB)	2.625	04/21/11	Aaa	11,614
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	4.125	12/21/12	Aaa	2,007
3,000,000		(FHLMC)	3.500	05/29/13	Aaa	2,915
24,500,000		(FHLMC)	3.750	06/28/13	Aaa	24,051
8,500,000		(FHLMC)	5.750	06/27/16	Aa2	8,604
16,000,000		(FHLMC)	5.125	11/17/17	Aaa	16,438
12,840,000		Federal National Mortgage Association (FNMA)	5.100	09/10/09	Aaa	12,894
3,700,000		(FNMA)	2.375	05/20/10	Aaa	3,647
12,500,000		(FNMA)	5.375	06/12/17	Aaa	13,067
6,150,000		(FNMA)	5.625	07/15/37	Aaa	6,539
4,000,000	j	Government Trust Certificate		04/01/21	N/R	2,130
3,953,293		New Valley Generation II	5.572	05/01/20	Aaa	4,033
3,931,145		New Valley Generation III	4.929	01/15/21	Aaa	3,771
469,514		New Valley Generation III	4.687	01/15/22	Aaa	475
10,100,000	j	Overseas Private Investment Corp		09/15/08	N/R	12,260
2,500,000	j, m	Overseas Private Investment Corp		07/31/11	N/R	2,740
2,313,043		Overseas Private Investment Corp	5.410	12/15/11	N/R	2,389
4,962,000		Overseas Private Investment Corp	4.050	11/15/14	N/R	5,006
2,790,703		Overseas Private Investment Corp	3.420	01/15/15	N/R	2,786
6,248,166		Overseas Private Investment Corp	3.740	04/15/15	N/R	6,299
10,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	10,338
13,400,000		Private Export Funding Corp	3.550	04/15/13	Aaa	12,979
6,085,000		Private Export Funding Corp	4.974	08/15/13	Aaa	6,273
5,007,000		US Department of Housing and Urban
		Development	5.380	08/01/18	N/R	5,206
6,843,112	g	US Trade Funding Corp	4.260	11/15/14	N/R	7,059
		TOTAL AGENCY SECURITIES				193,880

FOREIGN GOVERNMENT BONDS - 0.91%
1,500,000		Development Bank of Japan	4.250	06/09/15	Aaa	1,499

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 2,750,000		Eksportfinans A/S	5.000%	02/14/12	Aaa	$2,834
2,000,000		European Investment Bank	4.875	02/15/36	Aaa	1,968
5,000,000		Federal Republic of Germany	3.875	06/01/10	Aaa	5,024
6,082,000		Hydro Quebec	8.400	01/15/22	Aa2	8,110
5,000,000	g	International Finance Facility for Immunisation	5.000	11/14/11	Aaa	5,211
2,850,000		Italy Government International Bond	5.375	06/12/17	NR	3,015
5,000,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	4,961
5,000,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	5,188
10,000,000	e	Province of Manitoba Canada	5.000	02/15/12	Aa1	10,420
7,500,000		Province of Ontario	3.375	05/20/11	Aa1	7,438
5,000,000	e	Province of Quebec Canada	4.625	05/14/18	Aa2	4,905
5,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	6,388
10,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	11,605
		TOTAL FOREIGN GOVERNMENT BONDS				78,566

MORTGAGE BACKED SECURITIES - 16.32%
1,264,886		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		1,306
4,915,996		(FHLMC)	4.500	09/15/35		4,819
4,916,758	i	(FHLMC)	5.060	02/01/36		4,965
7,861,965	i	(FHLMC)	5.798	07/01/36		8,016
3,330,829	i	(FHLMC)	5.005	09/01/36		3,340
16,354,672	i	(FHLMC)	6.106	09/01/36		16,742
9,535,463	i	(FHLMC)	5.737	02/01/37		9,684
13,744,180	i	(FHLMC)	5.708	03/01/37		13,901
10,695,449	i	(FHLMC)	5.878	04/01/37		10,880
19,359,349	i	(FHLMC)	5.721	06/01/37		19,663
8,081,192	i	(FHLMC)	5.874	08/01/37		8,222
14,632,628	i	(FHLMC)	5.863	09/01/37		14,871
102,828		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/11		105
480,115		(FGLMC)	6.500	12/01/16		503
827,087		(FGLMC)	6.000	12/01/17		849
5,130,942		(FGLMC)	4.500	10/01/18		5,016
6,139,471		(FGLMC)	4.500	11/01/18		6,002
7,004,908		(FGLMC)	4.500	11/01/18		6,848
7,564,345		(FGLMC)	4.500	01/01/19		7,376
3,227,031		(FGLMC)	5.500	01/01/19		3,271
3,139,604		(FGLMC)	5.000	02/01/19		3,124
517,656		(FGLMC)	4.500	07/01/20		503
491,143		(FGLMC)	7.000	10/01/20		519
17,646,090		(FGLMC)	4.500	06/01/21		17,163
4,801,508		(FGLMC)	4.500	06/01/21		4,670
5,896,959		(FGLMC)	4.500	03/01/23		5,702
29,372		(FGLMC)	7.000	05/01/23		31
130,974		(FGLMC)	8.000	01/01/31		142
4,060,292		(FGLMC)	4.500	07/01/33		3,785
5,689,433		(FGLMC)	5.500	09/01/33		5,637
4,957,037		(FGLMC)	5.500	09/01/33		4,911
13,727,833		(FGLMC)	5.500	12/01/33		13,610
21,974,426		(FGLMC)	7.000	12/01/33		23,227
14,334,049		(FGLMC)	5.000	01/01/34		13,824
2,193,898		(FGLMC)	5.500	12/01/34		2,170
2,471,953		(FGLMC)	6.000	05/01/35		2,503
1,715,925		(FGLMC)	6.000	05/01/35		1,737
2,467,632		(FGLMC)	6.000	05/01/35		2,498
965,500		(FGLMC)	6.000	05/01/35		978

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 1,086,089	(FGLMC)	6.000%	05/01/35	$1,100
1,266,933	(FGLMC)	6.000	05/01/35	1,283
5,991,762	(FGLMC)	7.000	05/01/35	6,333
2,550,133	(FGLMC)	5.500	06/01/35	2,519
2,693,752	(FGLMC)	6.000	08/01/35	2,727
2,611,345	(FGLMC)	4.500	09/01/35	2,425
7,321,770	(FGLMC)	4.500	09/01/35	6,798
6,127,319	(FGLMC)	4.500	09/01/35	5,689
12,512,235	(FGLMC)	5.000	09/01/35	12,032
2,836,816	(FGLMC)	5.000	10/01/35	2,728
3,150,542	(FGLMC)	5.000	11/01/35	3,030
1,002,002	(FGLMC)	4.500	12/01/35	930
2,093,387	(FGLMC)	7.000	01/01/36	2,206
9,772,355	(FGLMC)	5.500	04/01/36	9,643
747,376	(FGLMC)	6.500	05/01/36	771
3,100,219	(FGLMC)	6.500	10/01/36	3,200
1,351,152	(FGLMC)	6.500	12/01/36	1,384
16,830,544	(FGLMC)	5.500	01/01/37	16,607
9,261,236	(FGLMC)	5.500	04/01/37	9,132
23,250,798	(FGLMC)	5.500	05/01/37	22,927
7,667,536	(FGLMC)	6.000	08/01/37	7,754
4,389,533	(FGLMC)	6.000	09/01/37	4,439
6,360,447	(FGLMC)	6.000	02/01/38	6,432
3,449,639	(FGLMC)	5.000	04/01/38	3,308
6,104,199	(FGLMC)	6.500	05/01/38	6,299
7,000,000	(FGLMC)	5.500	07/01/38	6,903
29,332	Federal National Mortgage Association (FNMA)	7.500	06/01/11	31
24,497	(FNMA)	8.000	07/01/11	26
5,070	(FNMA)	7.500	08/01/11	5
6,944	(FNMA)	7.500	09/01/11	7
710	(FNMA)	7.500	10/01/11	1
20,439	(FNMA)	7.500	10/01/11	21
3,557	(FNMA)	7.500	10/01/11	4
170,728	(FNMA)	7.000	04/01/12	179
8,324	(FNMA)	6.500	09/01/12	9
133,418	(FNMA)	5.000	06/01/13	134
2,781,615	(FNMA)	4.440	07/01/13	2,711
3,871,956	(FNMA)	4.020	08/01/13	3,713
2,335,502	(FNMA)	4.545	05/01/14	2,274
4,277,693	(FNMA)	4.265	06/01/14	4,098
3,098,484	(FNMA)	4.530	10/01/14	3,009
10,976	(FNMA)	8.500	11/01/14	12
345,961	(FNMA)	6.500	10/01/16	361
1,345,155	(FNMA)	6.500	04/01/17	1,403
577,053	(FNMA)	6.500	02/01/18	601
519,316	(FNMA)	5.500	04/01/18	527
64,077	(FNMA)	5.500	05/01/18	65
7,451,665	(FNMA)	5.500	11/01/18	7,561
4,935,766	(FNMA)	5.000	12/01/18	4,930
4,087,860	(FNMA)	5.000	01/01/19	4,083
542,174	(FNMA)	6.000	01/01/19	555
564,287	(FNMA)	6.000	02/01/19	578
600,000	(FNMA)	4.000	02/25/19	558
240,536	(FNMA)	4.500	03/01/19	235
736,206	(FNMA)	4.500	05/01/19	718
2,136,715	(FNMA)	5.000	03/01/20	2,134

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 3,126,351	(FNMA)	5.000%	03/01/21	$3,122
6,331,805	(FNMA)	4.500	03/01/23	6,125
49,375	(FNMA)	8.000	03/01/23	54
305,720	(FNMA)	5.000	01/01/24	298
910,194	(FNMA)	5.500	02/01/24	910
135,227	(FNMA)	8.000	07/01/24	147
25,920,156	(FNMA)	5.000	10/01/25	25,242
10,911,191	(FNMA)	6.000	03/01/32	11,116
6,599,570	(FNMA)	5.500	01/01/33	6,548
540,577	(FNMA)	5.000	02/01/33	521
5,038,194	(FNMA)	4.500	03/25/33	4,979
1,096,414	(FNMA)	5.500	06/01/33	1,087
1,549,304	(FNMA)	5.500	07/01/33	1,536
2,653,779	(FNMA)	4.500	08/01/33	2,473
1,493,838	(FNMA)	5.000	08/01/33	1,441
2,540,407	(FNMA)	6.000	08/01/33	2,578
6,000,000	(FNMA)	5.500	08/25/33	6,071
357,013	(FNMA)	4.500	09/01/33	333
1,753,458	(FNMA)	5.000	10/01/33	1,692
1,701,958	(FNMA)	5.000	10/01/33	1,642
2,177,081	(FNMA)	5.000	11/01/33	2,100
1,955,691	(FNMA)	5.500	11/01/33	1,939
2,170,969	(FNMA)	5.500	11/01/33	2,153
2,889,041	(FNMA)	5.500	11/01/33	2,865
3,268,935	(FNMA)	5.500	11/01/33	3,241
2,317,381	(FNMA)	5.500	11/01/33	2,298
647,220	(FNMA)	5.500	12/01/33	642
431,072	(FNMA)	5.500	12/01/33	427
1,156,409	(FNMA)	5.500	12/01/33	1,147
1,778,506	(FNMA)	5.500	01/01/34	1,763
234,935	(FNMA)	7.000	01/01/34	248
734,190	(FNMA)	5.000	03/01/34	708
1,605,516	(FNMA)	5.000	03/01/34	1,549
636,104	(FNMA)	5.000	03/01/34	614
28,502,183	(FNMA)	5.000	03/01/34	27,496
564,816	(FNMA)	5.000	03/01/34	545
4,869,974	(FNMA)	5.000	04/01/34	4,692
65,017	(FNMA)	4.500	05/01/34	60
75,147	(FNMA)	4.500	05/01/34	70
1,398,767	(FNMA)	4.500	05/01/34	1,301
98,864	(FNMA)	4.500	06/01/34	92
62,596	(FNMA)	4.500	06/01/34	58
272,592	(FNMA)	4.500	06/01/34	254
68,287	(FNMA)	4.500	06/01/34	64
210,052	(FNMA)	4.500	07/01/34	195
61,894	(FNMA)	4.500	07/01/34	58
181,941	(FNMA)	4.500	07/01/34	169
1,765,231	(FNMA)	4.500	08/01/34	1,642
110,908	(FNMA)	4.500	08/01/34	103
22,271,436	(FNMA)	5.000	08/01/34	21,492
3,001,788	(FNMA)	6.000	08/01/34	3,046
78,617	(FNMA)	4.500	09/01/34	73
12,991,081	(FNMA)	5.000	11/01/34	12,533
802,041	(FNMA)	6.000	12/01/34	812
957,975	(FNMA)	6.000	12/01/34	970
4,069,291	(FNMA)	5.500	01/01/35	4,027

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 13,241,440		(FNMA)	5.500%	01/01/35	$13,105
24,282,705		(FNMA)	5.500	02/01/35	24,032
28,740,004		(FNMA)	5.500	02/01/35	28,497
5,394,497		(FNMA)	5.000	02/25/35	5,405
880,038		(FNMA)	5.500	03/01/35	870
2,405,463		(FNMA)	5.500	04/01/35	2,378
28,811,162		(FNMA)	5.500	04/01/35	28,486
2,293,249		(FNMA)	5.500	04/01/35	2,267
3,147,977		(FNMA)	5.500	04/01/35	3,112
11,288,242		(FNMA)	5.500	04/01/35	11,161
16,003,076		(FNMA)	5.500	04/01/35	15,838
2,012,009		(FNMA)	6.000	04/01/35	2,038
13,807,479		(FNMA)	4.500	05/01/35	12,865
735,647		(FNMA)	5.500	05/01/35	727
838,573		(FNMA)	5.500	05/01/35	829
4,620,720		(FNMA)	5.500	05/01/35	4,569
1,205,370		(FNMA)	5.500	05/01/35	1,192
5,068,840		(FNMA)	6.000	05/01/35	5,126
3,953,511		(FNMA)	5.500	06/01/35	3,909
3,139,198		(FNMA)	5.500	06/01/35	3,104
2,965,740		(FNMA)	5.500	06/01/35	2,932
280,943		(FNMA)	7.500	06/01/35	300
827,555		(FNMA)	6.000	07/01/35	837
6,390,485		(FNMA)	5.000	08/01/35	6,147
8,027,868		(FNMA)	5.000	09/01/35	7,722
17,242,318		(FNMA)	5.500	09/01/35	17,096
11,227,443		(FNMA)	4.000	10/01/35	10,167
5,937,999		(FNMA)	5.000	10/01/35	5,712
6,190,454		(FNMA)	5.500	10/01/35	6,121
12,579,228		(FNMA)	5.500	10/01/35	12,437
7,905,045		(FNMA)	5.500	11/01/35	7,816
3,336,515	i	(FNMA)	5.734	02/01/36	3,407
1,245,138		(FNMA)	6.500	02/01/36	1,285
1,782,693		(FNMA)	6.500	02/01/36	1,838
3,928,795		(FNMA)	5.500	04/01/36	3,885
9,157,726	i	(FNMA)	5.782	06/01/36	9,340
5,371,370	i	(FNMA)	5.976	07/01/36	5,485
32,313,228	i	(FNMA)	5.733	09/01/36	33,051
4,013,320		(FNMA)	6.500	09/01/36	4,137
7,683,617		(FNMA)	6.000	10/01/36	7,763
6,863,847	i	(FNMA)	5.770	12/01/36	7,008
8,795,502		(FNMA)	6.500	12/01/36	9,067
5,613,214		(FNMA)	6.500	12/01/36	5,743
32,034,555	i	(FNMA)	5.880	01/01/37	32,500
5,262,721		(FNMA)	5.000	02/01/37	5,050
24,389,079		(FNMA)	5.500	02/01/37	24,084
8,898,749	i	(FNMA)	6.020	02/01/37	9,090
2,561,964		(FNMA)	7.000	02/01/37	2,688
9,471,498		(FNMA)	5.500	03/01/37	9,348
6,593,867		(FNMA)	6.500	03/01/37	6,798
1,770,871		(FNMA)	7.000	04/01/37	1,858
13,291,413		(FNMA)	6.000	06/01/37	13,425
5,283,627		(FNMA)	6.000	07/01/37	5,337
11,923,087		(FNMA)	6.000	08/01/37	11,949
6,736,869		(FNMA)	6.000	08/01/37	6,805
1,541,565		(FNMA)	6.500	08/01/37	1,589

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 2,228,959		(FNMA)	6.500%	08/01/37	$2,297
2,513,228		(FNMA)	6.000	09/01/37	2,539
4,198,454		(FNMA)	6.000	09/01/37	4,241
3,951,488		(FNMA)	6.000	09/01/37	3,991
3,095,177		(FNMA)	6.000	09/01/37	3,126
23,150,321		(FNMA)	6.000	09/01/37	23,201
1,155,074		(FNMA)	6.500	09/01/37	1,191
3,771,643		(FNMA)	6.500	09/01/37	3,887
1,872,296		(FNMA)	6.500	09/01/37	1,930
3,369,318		(FNMA)	6.500	09/01/37	3,473
2,372,508	i	(FNMA)	5.929	10/01/37	2,413
3,241,848		(FNMA)	6.000	10/01/37	3,275
16,200,706		(FNMA)	6.500	10/01/37	16,698
6,974,618		(FNMA)	7.000	11/01/37	7,319
7,452,787		(FNMA)	5.500	01/01/38	7,356
438,783		(FNMA)	6.500	01/01/38	452
266,057		(FNMA)	6.500	02/01/38	274
2,989,590		(FNMA)	6.000	03/01/38	3,019
1,184,973		(FNMA)	6.500	03/01/38	1,221
1,709,660		(FNMA)	6.500	03/01/38	1,762
533,397		(FNMA)	6.500	03/01/38	550
3,713,757		(FNMA)	6.500	03/01/38	3,827
37,109,342		(FNMA)	6.500	03/01/38	38,245
2,651,543		(FNMA)	7.000	03/01/38	2,782
1,938,516		(FNMA)	7.000	03/01/38	2,034
4,187,338		(FNMA)	7.000	03/01/38	4,394
50,000,000		(FNMA)	6.500	08/25/38	51,328
14,000,000		(FNMA)	5.000	03/15/19	13,842
14,867		Government National Mortgage Association (GNMA)	8.500	10/15/09	15
3,381		(GNMA)	8.500	12/15/09	3
22,976		(GNMA)	9.000	12/15/09	23
4,351,343		(GNMA)	6.250	12/15/11	4,451
3,796,580		(GNMA)	5.220	04/15/15	3,806
132,124		(GNMA)	9.000	12/15/17	144
89,721		(GNMA)	8.000	06/15/22	98
50,080		(GNMA)	6.500	08/15/23	52
13,548		(GNMA)	6.500	08/15/23	14
14,512		(GNMA)	6.500	09/15/23	15
10,000,000		(GNMA)	4.500	11/16/29	9,920
11,284,165		(GNMA)	4.385	08/16/30	11,269
371,321		(GNMA)	6.500	05/20/31	385
153,790		(GNMA)	5.000	06/20/33	149
4,001,283		(GNMA)	5.500	09/15/33	3,999
2,093,571		(GNMA)	5.500	11/20/33	2,084
150,684		(GNMA)	5.000	03/20/34	146
2,623,225		(GNMA)	5.000	06/20/34	2,539
256,145		(GNMA)	5.000	07/20/34	248
1,874,521		(GNMA)	5.000	02/20/35	1,814
8,128,829		(GNMA)	5.000	03/20/35	7,866
1,880,240		(GNMA)	5.500	03/20/35	1,870
10,145,379		(GNMA)	5.500	12/20/35	10,093
1,606,406		(GNMA)	6.000	10/20/36	1,631
1,608,704		(GNMA)	6.000	01/20/37	1,633
4,555,185		(GNMA)	6.000	12/15/37	4,631
34,000,000		(GNMA)	5.500	08/15/38	33,724
		TOTAL MORTGAGE BACKED SECURITIES			1,404,232

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
MUNICIPAL BONDS - 1.26%
$ 1,860,000		Allegheny County Redevelopment Authority	5.000%	09/01/11	$1,878
2,000,000		American National Red Cross	5.392	11/15/12	2,054
4,000,000		American National Red Cross	5.567	11/15/17	4,106
2,115,000		Atlanta Urban Residential Finance Authority	5.068	12/01/11	2,128
4,500,000		Basin Electric Power Coop	6.127	06/01/41	4,315
655,000		Bellevue Community Schools	4.630	05/01/10	656
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,365
3,000,000		City of Chicago IL	5.200	01/01/09	3,027
4,000,000		City of Dallas TX	5.078	02/15/22	3,885
1,500,000		City of Dallas TX	5.195	02/15/35	1,451
985,000		City of Eugene OR	6.320	08/01/22	1,046
5,000,000		City of New York NY	4.500	06/01/15	4,844
1,055,000	j	City of Oakland CA		12/15/11	888
825,000		County of Harnett NC	5.150	05/01/12	829
2,860,000		County of Mercer NJ	5.380	02/01/17	2,862
585,000		County of Sacramento CA	6.875	08/15/08	588
1,680,000		Douglas County Public Utility District No 1 Wells
		Hydroelectric	5.112	09/01/18	1,620
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	1,432
8,500,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,648
2,000,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	1,801
1,000,000		Kansas Development Finance Authority	4.592	05/01/14	975
1,350,000		Kansas Development Finance Authority	4.722	05/01/15	1,314
4,235,000		LL & P Wind Energy, Inc	5.217	12/01/12	4,207
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	2,869
1,000,000		Minnesota State Municipal Power Agency	4.510	10/01/09	1,012
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	4,995
2,685,000		New York City Housing Development Corp	4.660	11/01/10	2,686
2,180,000		New York State Environmental Facilities Corp	6.000	03/15/09	2,215
4,130,000		New York State Environmental Facilities Corp	4.900	12/15/11	4,148
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	2,472
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,512
1,100,000		San Dieguito Public Facilities Authority	7.000	08/01/18	1,125
2,050,000		State of Hawaii	4.670	05/01/14	2,027
5,570,000		State of Illinois	4.350	06/01/18	5,191
975,000		State of New Jersey	6.450	02/01/18	991
3,050,000		State of Oregon	5.030	08/01/14	3,080
3,265,000		State of Texas	4.900	08/01/20	3,154
5,660,000		State of Washington	5.050	01/01/18	5,612
1,033,000		State of Wisconsin	5.700	05/01/26	1,046
4,250,000		Tennessee State School Bond Authority	7.750	05/01/15	4,502
2,025,000		University Central Fl University Revenues	5.125	10/01/20	1,718
		TOTAL MUNICIPAL BONDS			108,274

U.S. TREASURY SECURITIES - 5.10%
65,800,000		United States Treasury Bond	8.000	11/15/21	89,246
13,700,000		United States Treasury Bond	5.250	02/15/29	14,863
8,176,000		United States Treasury Bond	5.375	02/15/31	9,084
3,550,000		United States Treasury Bond	4.500	02/15/36	3,525
3,002,000		United States Treasury Bond	5.000	05/15/37	3,226
14,300,000		United States Treasury Bond	4.375	02/15/38	13,938

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 73,579,077	k	United States Treasury Inflation Indexed Bonds	0.875%	04/15/10	$74,850
35,011,021	k	United States Treasury Inflation Indexed Bonds	2.375	04/15/11	37,098
13,000,000		United States Treasury Note	2.625	05/31/10	13,008
1,868,000		United States Treasury Note	2.750	02/28/13	1,824
10,000,000		United States Treasury Note	2.500	03/31/13	9,648
82,328,000		United States Treasury Note	3.125	04/30/13	81,640
1,060,000		United States Treasury Note	3.500	05/31/13	1,068
42,295,000		United States Treasury Note	4.750	08/15/17	44,806
20,370,000		United States Treasury Note	3.500	02/15/18	19,608
12,000,000		United States Treasury Note	3.875	05/15/18	11,900
25,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	10,093
		TOTAL U.S. TREASURY SECURITIES			439,425

		TOTAL GOVERNMENT BONDS			2,224,377
		(Cost $2,220,707)

		TOTAL BONDS			3,481,394
		(Cost $3,531,472)
SHARES

PREFERRED STOCKS - 0.43%

COMMUNICATIONS - 0.05%
200,000	e	Telephone & Data Systems, Inc	7.600	12/01/41	4,176
		TOTAL COMMUNICATIONS			4,176

DEPOSITORY INSTITUTIONS - 0.02%
84,000	e	Bank of America Corp	6.204	12/30/49	1,680
		TOTAL DEPOSITORY INSTITUTIONS			1,680

NONDEPOSITORY INSTITUTIONS - 0.36%
1,056,027		Federal National Mortgage Association (FNMA)	8.250	12/30/49	24,236
275,500	i	Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	6,694
		TOTAL NONDEPOSITORY INSTITUTIONS			30,930

		TOTAL PREFERRED STOCKS			36,786
		(Cost $40,454)

COMMON STOCKS - 58.71%

AGRICULTURAL SERVICES - 0.02%
20,900		Yara International ASA			1,846
		TOTAL AGRICULTURAL SERVICES			1,846

AMUSEMENT AND RECREATION SERVICES - 0.39%
1,083,838		Walt Disney Co			33,816
		TOTAL AMUSEMENT AND RECREATION SERVICES			33,816

APPAREL AND ACCESSORY STORES - 0.32%
800		Buckle, Inc			37
2,700	*	Cache, Inc			29
3,931	e*	Casual Male Retail Group, Inc			12
14,700	e	Cato Corp (Class A)			209
1,800	*	Charlotte Russe Holding, Inc			32
2,500	*	Chico's FAS, Inc			13
3,400	e	Christopher & Banks Corp			23

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
3,973	e*	Dress Barn, Inc	$53
13,600		Fast Retailing Co Ltd	1,290
2,586		Finish Line, Inc (Class A)	23
66,092		Foot Locker, Inc	823
332,146		Gap, Inc	5,537
62,200		Hennes & Mauritz AB (B Shares)	3,356
45,790		Inditex S.A.	2,099
3,200	e*	Jo-Ann Stores, Inc	74
133,537	*	Kohl's Corp	5,347
191,690		Limited Brands, Inc	3,230
94,336	e	Nordstrom, Inc	2,858
53,794		Ross Stores, Inc	1,911
1,800	e*	Shoe Carnival, Inc	21
14,007		Stage Stores, Inc	163
		TOTAL APPAREL AND ACCESSORY STORES	27,140

APPAREL AND OTHER TEXTILE PRODUCTS - 0.05%
1,550	*	Gymboree Corp	62
14,554		Liz Claiborne, Inc	206
8,800		Phillips-Van Heusen Corp	322
13,858	e	Polo Ralph Lauren Corp	870
34,338		VF Corp	2,444
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,904

AUTO REPAIR, SERVICES AND PARKING - 0.04%
32,000		Aisin Seiki Co Ltd	1,051
78,995	*	Hertz Global Holdings, Inc	758
12,955		Ryder System, Inc	892
12,800	e*	Wright Express Corp	318
		TOTAL AUTO REPAIR, SERVICES AND PARKING	3,019

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
5,550		Advance Auto Parts	215
18,804	*	Autozone, Inc	2,275
41,236	e*	Carmax, Inc	585
10,432	*	Copart, Inc	447
224,757		Inchcape plc	1,423
3,300	e*	Rush Enterprises, Inc (Class A)	40
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	4,985

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.42%
15,910		Fastenal Co	686
984,148		Home Depot, Inc	23,049
587,601		Lowe's Cos, Inc	12,193
45,129		Travis Perkins plc	481
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	36,409

BUSINESS SERVICES - 3.19%
197,100	*	3Com Corp	418
39,141	*	3D Systems Corp	372
600	e*	Acacia Research (Acacia Technologies)	3
33,058		Adecco S.A.	1,634
4,500	e	Administaff, Inc	126
215,194	*	Adobe Systems, Inc	8,477
56,981	*	Akamai Technologies, Inc	1,982
28,641	*	Alliance Data Systems Corp	1,620

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
225,855	*	Art Technology Group, Inc	$723
90,118	*	Autodesk, Inc	3,047
443,346		Automatic Data Processing, Inc	18,576
87,109		Autostrade S.p.A.	2,631
52,912	e,v*	BearingPoint, Inc	43
28,902	e*	Blue Coat Systems, Inc	408
88,089	*	BMC Software, Inc	3,171
17,900	*	BPZ Energy, Inc	526
3,170		Brink's Co	207
18,310	e*	Cerner Corp	827
29,200	e*	Ciber, Inc	181
78,154		Cintra Concesiones de Infraestructuras de Transporte S.A.	872
53,294	*	Citrix Systems, Inc	1,567
40,747	*	CMGI, Inc	432
39,918	e*	Cogent, Inc	454
4,800	e	Cognex Corp	111
59,876		Computershare Ltd	528
89,838	*	Compuware Corp	857
60,267	*	COMSYS IT Partners, Inc	550
6,200	*	CSG Systems International, Inc	68
61,169		Dassault Systemes S.A.	3,713
28,900		Deluxe Corp	515
43,241	*	DivX, Inc	317
52,219	e*	DST Systems, Inc	2,875
15,200	*	Earthlink, Inc	131
391,126	*	eBay, Inc	10,690
14,287	e*	Equinix, Inc	1,275
90,783	*	Expedia, Inc	1,669
207,857		Experian Group Ltd	1,537
24,000	e	Fair Isaac Corp	498
54,216	*	FalconStor Software, Inc	384
8,443	*	Gartner, Inc	175
12,500	*	Getty Images, Inc	424
74,248		Gevity HR, Inc	399
71,666	*	Google, Inc (Class A)	37,726
306,476		Group 4 Securicor plc	1,231
62,958		Hays plc	113
2,800	*	Hudson Highland Group, Inc	29
2,600	*	iGate Corp	21
97,701		IMS Health, Inc	2,276
47,677	*	Informatica Corp	717
208,450	e*	Innovative Solutions & Support, Inc	1,345
4,100		Interactive Data Corp	103
42,117	e*	Internap Network Services Corp	197
2,232	*	Interwoven, Inc	27
125,063	*	Intuit, Inc	3,448
43,824	e*	Ipass, Inc	91
43,472	*	Iron Mountain, Inc	1,154
50,890	e	Jack Henry & Associates, Inc	1,101
45,100		JSR Corp	896
3,011	*	Kforce, Inc	26
25,263	*	Kinetic Concepts, Inc	1,008
31,706	e*	Lamar Advertising Co (Class A)	1,142
53,370	e*	Lionbridge Technologies	138
24,926	*	Liquidity Services, Inc	287
20,016		Manpower, Inc	1,166

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
40,415	e	Marchex, Inc (Class B)	$498
49,167	*	Mentor Graphics Corp	777
2,846,040		Microsoft Corp	78,295
394,216	e,v	MoneyGram International, Inc	359
36,742	e*	Monster Worldwide, Inc	757
212,000		NEC Corp	1,113
75,449	*	Network Equipment Technologies, Inc	268
165,999	e	NIC, Inc	1,134
232,773	*	Novell, Inc	1,371
70,158	*	Nuance Communications, Inc	1,099
217,214		Omnicom Group, Inc	9,749
3,300	e*	Online Resources Corp	28
14,360	*	Parametric Technology Corp	239
16,200	e	Pegasystems, Inc	218
40,433	*	PeopleSupport, Inc	344
72,065		Public Power Corp	2,500
112,997	e*	Radisys Corp	1,024
45,939	e*	RealNetworks, Inc	303
76,558	*	Red Hat, Inc	1,584
69,156		Robert Half International, Inc	1,658
54,977	*	S1 Corp	416
42,865	*	Salesforce.com, Inc	2,925
92,740	*	Sapient Corp	595
51,100		Secom Co Ltd	2,489
51,141	e*	Smith Micro Software, Inc	292
28,120	*	SonicWALL, Inc	181
222,719	e*	Sonus Networks, Inc	762
382,201	*	Sun Microsystems, Inc	4,158
4,800	*	Sybase, Inc	141
444,520	*	Symantec Corp	8,601
17,284	*	TeleTech Holdings, Inc	345
35,400	*	TIBCO Software, Inc	271
55,569	*	TNS, Inc	1,331
134,182		Total System Services, Inc	2,982
29,020	e*	TradeStation Group, Inc	295
18,833	*	Ultimate Software Group, Inc	671
85,047	*	Unisys Corp	336
21,267		United Online, Inc	213
32,414	e*	Vasco Data Security International	341
63,938	*	VirnetX Holding Corp	301
159,652		Visa, Inc (Class A)	12,981
2,100	e*	Volt Information Sciences, Inc	25
120,533		WPP Group plc	1,152
		TOTAL BUSINESS SERVICES	274,377

CHEMICALS AND ALLIED PRODUCTS - 5.81%
22,000		Agrium, Inc	2,372
80,702		Air Liquide	10,624
221,936		Air Products & Chemicals, Inc	21,941
4,570		Alberto-Culver Co	120
7,040	*	Alexion Pharmaceuticals, Inc	510
81,611	*	Alexza Pharmaceuticals, Inc	322
6,874	*	Alkermes, Inc	85
500	e*	AMAG Pharmaceuticals, Inc	17
548,530	*	Amgen, Inc	25,869
14,752	e*	Arena Pharmaceuticals, Inc	77

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
4,001	e*	Array Biopharma, Inc	$19
10,000		Asahi Kasei Corp	52
114,500		Astellas Pharma, Inc	4,869
178,896		AstraZeneca plc	7,606
21,108	e*	Auxilium Pharmaceuticals, Inc	710
117,573		Avery Dennison Corp	5,165
153,510		Avon Products, Inc	5,529
1,200	e	Balchem Corp	28
63,397	*	Barr Pharmaceuticals, Inc	2,858
195,254		BASF AG.	13,457
66,184	e*	Bentley Pharmaceuticals, Inc	1,069
35,242	*	Biodel, Inc	458
105,755	*	Biogen Idec, Inc	5,911
47,327	e*	BioMarin Pharmaceuticals, Inc	1,371
46,011	*	BioMimetic Therapeutics, Inc	548
925,979		Bristol-Myers Squibb Co	19,010
36,600	e*	Calgon Carbon Corp	566
14,360	e*	Caraco Pharmaceutical Laboratories Ltd	190
19,166	e*	Cell Genesys, Inc	50
805		Chugai Pharmaceutical Co Ltd	13
8,145	e	Church & Dwight Co, Inc	459
57,071		Clorox Co	2,979
282,874		Colgate-Palmolive Co	19,547
7,981	e*	Cypress Bioscience, Inc	57
141,300		Daiichi Sankyo Co Ltd	3,893
77,374	e*	Dendreon Corp	344
251,617	e*	Durect Corp	923
191,452		Ecolab, Inc	8,230
32,700		Eisai Co Ltd	1,155
489,070		Eli Lilly & Co	22,575
4,012	e	Estee Lauder Cos (Class A)	186
258,690	*	Genentech, Inc	19,635
123,765	*	Genzyme Corp	8,914
22,156	e*	Geron Corp	76
406,867	*	Gilead Sciences, Inc	21,544
56,570		H.B. Fuller Co	1,269
82,151		Henkel KGaA	3,264
60,776	e*	Human Genome Sciences, Inc	317
32,323	*	Idexx Laboratories, Inc	1,575
25,985	*	Immucor, Inc	672
17,186		Innophos Holdings, Inc	549
29,403	e*	Inverness Medical Innovations, Inc	975
30,578	e*	Invitrogen Corp	1,200
205,525	*	Javelin Pharmaceuticals, Inc	477
118,000		Kao Corp	3,098
17,500		Kuraray Co Ltd	209
20,006		Lonza Group AG.	2,765
44,796		L'Oreal S.A.	4,859
49,313		Lubrizol Corp	2,285
38,348	e*	Medarex, Inc	253
22,056		Minerals Technologies, Inc	1,403
234,000		Mitsubishi Chemical Holdings Corp	1,363
24,100	e	Nalco Holding Co	510
71,281	e*	Neurocrine Biosciences, Inc	299
343,043		Novartis AG.	18,878
58,514	e*	Noven Pharmaceuticals, Inc	625

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
117,035		Novo Nordisk AS (Class B)	$7,704
6,700		Novozymes AS (B Shares)	603
9,300		Ono Pharmaceutical Co Ltd	513
1,500	e*	OraSure Technologies, Inc	6
31,300	e*	Par Pharmaceutical Cos, Inc	508
23,161		PDL BioPharma, Inc	246
63,949		Perrigo Co	2,032
21,168	*	Pharmasset, Inc	400
29,744	*	PharMerica Corp	672
73,809	e*	Pozen, Inc	803
96,656		PPG Industries, Inc	5,545
263,202		Praxair, Inc	24,804
34,117	e*	Prestige Brands Holdings, Inc	364
1,163,625		Procter & Gamble Co	70,760
23,666	e*	Progenics Pharmaceuticals, Inc	376
102,501		Reckitt Benckiser Group plc	5,177
102,395		Roche Holding AG.	18,408
193,384	e	Rohm & Haas Co	8,981
68,914		RPM International, Inc	1,420
58,884	e*	Salix Pharmaceuticals Ltd	414
619,687		Schering-Plough Corp	12,202
50,038	e	Sciele Pharma, Inc	968
29,328		Sensient Technologies Corp	826
41,643	e*	Sepracor, Inc	829
102,500		Shin-Etsu Chemical Co Ltd	6,361
69,000		Shiseido Co Ltd	1,581
116,818		Sigma-Aldrich Corp	6,292
309,000		Sumitomo Chemical Co Ltd	1,947
37,526	e*	SuperGen, Inc	77
223,000		Toray Industries, Inc	1,197
213,000		UBE Industries Ltd	754
5,400	*	United Therapeutics Corp	528
18,375	e*	USANA Health Sciences, Inc	494
34,300		Valspar Corp	649
20,070	*	VCA Antech, Inc	557
26,431	*	Vertex Pharmaceuticals, Inc	885
525,250		Wyeth	25,191
44,333	e*	Zymogenetics, Inc	373
		TOTAL CHEMICALS AND ALLIED PRODUCTS	500,225

COMMUNICATIONS - 2.73%
105,396	e	Alaska Communications Systems Group, Inc	1,258
240,046	*	American Tower Corp (Class A)	10,142
3,960	e*	Anixter International, Inc	236
55,400		BCE, Inc	1,931
1,328,851		BT Group plc	5,265
87,173	*	Centennial Communications Corp	609
22,239	*	CenturyTel, Inc	791
756,210	e	Citizens Communications Co	8,575
60,300	e*	Cox Radio, Inc (Class A)	712
213,457	*	Crown Castle International Corp	8,267
688,995		Deutsche Telekom AG.	11,293
417,051	*	DIRECTV Group, Inc	10,806
141,893		Embarq Corp	6,707
33,529	e	Entercom Communications Corp (Class A)	235
272,620	e*	Entravision Communications Corp (Class A)	1,096

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
303,975	e	Fairpoint Communications, Inc	$2,192
707,395	e*	FiberTower Corp	990
22,077		Fisher Communications, Inc	760
46,146	*	GeoEye, Inc	817
340,103	e	Gray Television, Inc	976
16,940	e	Hearst-Argyle Television, Inc	325
146,502	*	IAC/InterActiveCorp	2,825
181,537	*	ICO Global Communications Holdings Ltd	592
21,459	*	iPCS, Inc	636
1,212,477		ITV plc	1,074
603		KDDI Corp	3,731
55,974	*	Leap Wireless International, Inc	2,416
226,525	e*	Liberty Global, Inc (Class A)	7,120
218,363	*	Liberty Media Corp - Capital (Series A)	3,144
385,376	*	Liberty Media Corp - Entertainment (Series A)	9,338
391,206	*	Liberty Media Holding Corp (Interactive A)	5,774
156,199	e*	Lin TV Corp (Class A)	931
29,120	e*	Mediacom Communications Corp (Class A)	156
100,822	*	MetroPCS Communications, Inc	1,786
11,150	e*	NeuStar, Inc (Class A)	240
78,232	*	NII Holdings, Inc	3,715
4,086		NTT DoCoMo, Inc	5,993
109,013		Portugal Telecom SGPS S.A.	1,233
46,400		Rogers Communications, Inc (Class B)	1,800
36,600		Shaw Communications, Inc (B Shares)	747
1,200,546		Sprint Nextel Corp	11,405
82,185		SureWest Communications	693
23,851		Swisscom AG.	7,944
17,333	*	Switch & Data Facilities Co, Inc	295
45,074	*	Syniverse Holdings, Inc	730
327,483		Telecom Corp of New Zealand Ltd	890
2,090,407		Telecom Italia S.p.A.	4,181
2,262,258		Telecom Italia S.p.A.	3,652
9,700		TELUS Corp	395
4,500	e*	Terremark Worldwide, Inc	25
105,813	*	TerreStar Corp	421
212,519	e	Time Warner Cable, Inc (Class A)	5,628
93,154	e*	TiVo, Inc	575
1,256,534		Verizon Communications, Inc	44,481
6,557,031		Vodafone Group plc	19,319
508,868		Windstream Corp	6,279
150,469	*	XM Satellite Radio Holdings, Inc (Class A)	1,180
		TOTAL COMMUNICATIONS	235,327

DEPOSITORY INSTITUTIONS - 4.34%
8,064	e	Associated Banc-Corp	156
299,971		Australia & New Zealand Banking Group Ltd	5,391
657,489		Banco Bilbao Vizcaya Argentaria S.A.	12,528
209,409		Banco Comercial Portugues S.A.	452
131,357		Banco Espirito Santo S.A.	2,043
1,721,812		Bank of America Corp	41,100
13,936		Bank of Hawaii Corp	666
31,700		Bank of Montreal	1,321
492,673		Bank of New York Mellon Corp	18,638
149,800		Bank of Nova Scotia	6,856
173,569		BankAtlantic Bancorp, Inc (Class A)	305

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
408,944	e	BB&T Corp	$9,312
32,600		Canadian Imperial Bank of Commerce/Canada	1,793
26,101	e	City National Corp	1,098
89,804	e	Comerica, Inc	2,302
317,788		Commonwealth Bank of Australia	12,254
2,000	e	Community Bank System, Inc	41
37,786		Dexia	602
39,100		DNB NOR Holding ASA	497
478,130	e	Fifth Third Bancorp	4,867
20,000	e	First Horizon National Corp	149
13,372	e	First Midwest Bancorp, Inc	249
214,387		Flagstar Bancorp, Inc	645
180,978		Fortis	2,875
22,979	e	Fulton Financial Corp	231
462,000		Hokuhoku Financial Group, Inc	1,340
1,473,987		HSBC Holdings plc	22,696
112,455		Hudson City Bancorp, Inc	1,876
483,630	e,v	IndyMac Bancorp, Inc	271
235,157		ING Groep NV	7,435
1,147		International Bancshares Corp	25
221,000		Joyo Bank Ltd	1,076
283,263		Keycorp	3,110
1,400,655		Lloyds TSB Group plc	8,593
86,885	e	M&T Bank Corp	6,129
162,593	e	Marshall & Ilsley Corp	2,492
29,026	*	Metavante Technologies, Inc	657
1,328		Mizuho Financial Group, Inc	6,179
243,577		National Australia Bank Ltd	6,185
58,300	e	New York Community Bancorp, Inc	1,040
22,999	e	NewAlliance Bancshares, Inc	287
98,875		Northern Trust Corp	6,780
22,638	e	Old National Bancorp	323
8,090	e	Pacific Capital Bancorp	111
25,820		People's United Financial, Inc	403
261,135		PNC Financial Services Group, Inc	14,911
78,249		Popular, Inc	516
48,519		Provident Financial Services, Inc	680
476,376	e	Regions Financial Corp	5,197
228		Resona Holdings, Inc	350
181,910		Royal Bank of Canada	8,176
2,601,706		Royal Bank of Scotland Group plc	11,076
521,000		Shinsei Bank Ltd	1,786
284,000		Shizuoka Bank Ltd	2,902
88,400		Skandinaviska Enskilda Banken AB (Class A)	1,631
16,852	e	South Financial Group, Inc	66
296,433		Sovereign Bancorp, Inc	2,182
161,015		State Street Corp	10,303
261,000		Sumitomo Trust & Banking Co Ltd	1,823
278,001		SunTrust Banks, Inc	10,069
20,325	e*	SVB Financial Group	978
155,810		Svenska Handelsbanken (A Shares)	3,691
94,404	e	Synovus Financial Corp	824
102,211		Toronto-Dominion Bank	6,440
214,670		UCBH Holdings, Inc	483
1,394,986		UniCredito Italiano S.p.A	8,485
1,047,141		US Bancorp	29,205

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
42,537	e	Valley National Bancorp	$1
15,470	e	W Holding Co, Inc	12
10,178	e	Washington Federal, Inc	184
485,977	e	Washington Mutual, Inc	2,396
8,224		Webster Financial Corp	153
1,570,328		Wells Fargo & Co	37,295
407,671		Westpac Banking Corp	7,830
19,506	e	Zions Bancorporation	614
		TOTAL DEPOSITORY INSTITUTIONS	373,638

EATING AND DRINKING PLACES - 0.60%
35,220	e*	AFC Enterprises	281
12,843	e	Bob Evans Farms, Inc	367
476,283		Compass Group plc	3,583
99,041		Darden Restaurants, Inc	3,163
1,346		DineEquity, Inc	50
660,450		McDonald's Corp	37,131
12,376	e	O'Charleys, Inc	125
25,328	e*	Sonic Corp	375
359,751	*	Starbucks Corp	5,663
5,700	e*	Steak N Shake Co	36
1,900	e	Triarc Cos (Class B)	12
43,208		Wendy's International, Inc	1,176
		TOTAL EATING AND DRINKING PLACES	51,962

EDUCATIONAL SERVICES - 0.02%
29,600		Benesse Corp	1,199
700	e*	Corinthian Colleges, Inc	8
900		DeVry, Inc	48
6,127	*	ITT Educational Services, Inc	506
		TOTAL EDUCATIONAL SERVICES	1,761

ELECTRIC, GAS, AND SANITARY SERVICES - 3.84%
455,216	*	AES Corp	8,745
129,896		AGL Resources, Inc	4,492
109,929		Alliant Energy Corp	3,766
64,108		Aqua America, Inc	1,024
134,942		Atmos Energy Corp	3,720
214,762		Avista Corp	4,609
2,700	e	California Water Service Group	88
119,706	*	Calpine Corp	2,701
211,447		Centerpoint Energy, Inc	3,394
22,932	e	Central Vermont Public Service Corp	444
621,262		Centrica plc	3,821
7,160	e	CH Energy Group, Inc	255
169,149	*	Clean Energy Fuels Corp	1,943
255,509		Cleco Corp	5,961
401,000		CLP Holdings Ltd	3,439
381,875	e	Consolidated Edison, Inc	14,927
40,500		Contact Energy Ltd	246
69,171	e	Crosstex Energy, Inc	2,397
137,164		Edison International	7,047
462,368		El Paso Corp	10,052
64,800		Enbridge, Inc	2,800
374,952		Enel S.p.A.	3,557
37,894		Energen Corp	2,957

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
176,659		Energy East Corp	$4,367
750	e	EnergySouth, Inc	37
172,405		FPL Group, Inc	11,306
77,463		Gas Natural SDG S.A.	4,498
292,124	e	Hawaiian Electric Industries, Inc	7,224
774,400		Hong Kong & China Gas Ltd	1,843
648,946		Iberdrola S.A.	8,646
231,977	e	Idacorp, Inc	6,702
327,856		International Power plc	2,809
10,800		ITC Holdings Corp	552
30,434	e	Laclede Group, Inc	1,229
67,199	e	MGE Energy, Inc	2,192
183,147	e	National Fuel Gas Co	10,894
643,142		National Grid plc	8,431
25,400	e	New Jersey Resources Corp	829
89,683	e	Nicor, Inc	3,820
570,276		NiSource, Inc	10,219
115,448		Northeast Utilities	2,947
22,397		Northwest Natural Gas Co	1,036
150,552	*	NRG Energy, Inc	6,459
95,885		NSTAR	3,243
42,193		Oest Elektrizitatswirts AG. (Class A)	3,768
356,132		OGE Energy Corp	11,293
95,386		Oneok, Inc	4,658
710,000		Osaka Gas Co Ltd	2,604
564,975		Pepco Holdings, Inc	14,492
109,368		PG&E Corp	4,341
70,830		Piedmont Natural Gas Co, Inc	1,853
78,775		Pinnacle West Capital Corp	2,424
185,806		PPL Corp	9,712
164,280		Public Service Enterprise Group, Inc	7,545
198,961		Questar Corp	14,134
121,659	e	Resource America, Inc (Class A)	1,134
210,665		Scottish & Southern Energy plc	5,870
107,780		Sempra Energy	6,084
322,454		Sierra Pacific Resources	4,098
28,831	e	SJW Corp	761
476,800		Sojitz Holdings Corp	1,591
51,798	e	South Jersey Industries, Inc	1,935
30,419		Southwest Gas Corp	904
3,300	e	Southwest Water Co	33
212,640	e	TECO Energy, Inc	4,570
115,600		Tohoku Electric Power Co, Inc	2,518
592,000		Tokyo Gas Co Ltd	2,392
44,164		UGI Corp	1,268
23,742	e	UIL Holdings Corp	698
129,827	*	United Utilities plc	1,767
122,172		Veolia Environnement	6,821
73,356	e	WGL Holdings, Inc	2,548
418,850		Williams Cos, Inc	16,884
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	330,368

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.98%
223,172	*	Adaptec, Inc	714
38,375	*	Advanced Energy Industries, Inc	526
281,681	*	Advanced Micro Devices, Inc	1,642

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
2,655	e*	American Superconductor Corp	$95
172,272		Ametek, Inc	8,135
22,178	e*	Anadigics, Inc	218
29,674	e	Baldor Electric Co	1,038
6,300	*	Benchmark Electronics, Inc	103
2,141,705	*	Cisco Systems, Inc	49,816
65,729	*	Conexant Systems, Inc	296
19,330	e*	Cree, Inc	441
7,400		CTS Corp	74
10,200	*	Dolby Laboratories, Inc (Class A)	411
1,805	e*	DTS, Inc	57
52,458		Eaton Corp	4,457
9,525	*	Energy Conversion Devices, Inc	701
299,000		Ericsson (LM) (B Shares)	3,109
39,446	e*	Evergreen Solar, Inc	382
203,689	e*	Finisar Corp	242
20,430	*	First Solar, Inc	5,574
16,499		Gamesa Corp Tecnologica S.A.	808
37,454	*	GrafTech International Ltd	1,005
13,100	e*	Greatbatch, Inc	227
16,975		Harman International Industries, Inc	703
82,668	*	Harmonic, Inc	786
54,455	*	Hutchinson Technology, Inc	732
35,700		Ibiden Co Ltd	1,300
2,286,989		Intel Corp	49,125
29,012	e*	InterDigital, Inc	706
74,873	e*	InterVoice, Inc	427
173,604		Koninklijke Philips Electronics NV	5,879
28,300		Kyocera Corp	2,670
5,200		Lincoln Electric Holdings, Inc	409
1,068	*	Littelfuse, Inc	34
61,853	*	Loral Space & Communications, Inc	1,090
294,163	e*	LSI Logic Corp	1,806
170,000		Matsushita Electric Industrial Co Ltd	3,637
14,183	*	Mattson Technology, Inc	68
30,404	e*	Medis Technologies Ltd	102
270,542	*	Micron Technology, Inc	1,623
67,684	*	Microtune, Inc	234
995,969		Motorola, Inc	7,310
23,600		Murata Manufacturing Co Ltd	1,113
131,006	*	NetApp, Inc	2,838
26,100		Nidec Corp	1,739
36,300		Nitto Denko Corp	1,395
358,180		Nokia Oyj	8,755
5,428	*	Nortel Networks Corp	45
18,000	*	Nortel Networks Corp	147
163,771	e*	ON Semiconductor Corp	1,502
69,596	*	Oplink Communications, Inc	668
69,020	*	Optium Corp	502
38,473		Plantronics, Inc	859
12,160	*	Polycom, Inc	296
15,700	e*	Power-One, Inc	30
107,344	e*	Powerwave Technologies, Inc	456
27,206	*	QLogic Corp	397
686,667		Qualcomm, Inc	30,467
74,722	*	Quantum Fuel Systems Technologies Worldwide, Inc	230

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
25,541		RadioShack Corp	$313
58,731	e*	RF Micro Devices, Inc	170
62,000		Ricoh Co Ltd	1,122
2,400		Rohm Co Ltd	139
683,000	*	Sanyo Electric Co Ltd	1,588
46,000		Sharp Corp	750
109,628	e*	Silicon Storage Technology, Inc	304
920,226	e*	Sirius Satellite Radio, Inc	1,767
66,239	*	Skyworks Solutions, Inc	654
94,700		Sony Corp	4,151
208,573		STMicroelectronics NV	2,158
20,925	e*	Sunpower Corp (Class A)	1,506
84,452	e*	Sycamore Networks, Inc	272
145,266	e*	Symmetricom, Inc	558
11,356	*	Synaptics, Inc	428
26,000		TDK Corp	1,556
15,703	e*	Tekelec	231
42,409		Teleflex, Inc	2,357
197,426	e*	Tellabs, Inc	918
3,600	*	Tessera Technologies, Inc	59
629,187		Texas Instruments, Inc	17,718
52,499	*	Thomas & Betts Corp	1,987
105,205	*	Triquint Semiconductor, Inc	638
7,500	*	TTM Technologies, Inc	99
99,157	*	Utstarcom, Inc	542
74,252	*	Valence Technology, Inc	329
2,600	e	Vicor Corp	26
23,590	*	Volterra Semiconductor Corp	407
10,426	e	Whirlpool Corp	644
97,678	e	Xilinx, Inc	2,466
11,700	e*	Zoltek Cos, Inc	284
19,389	*	Zoran Corp	227
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	256,519

ENGINEERING AND MANAGEMENT SERVICES - 0.37%
26,362	e*	Amylin Pharmaceuticals, Inc	669
24,675	*	Applera Corp	280
61,621	e*	Ariad Pharmaceuticals, Inc	148
86,959		Capita Group plc	1,186
145,685	*	Celgene Corp	9,305
5,300		Corporate Executive Board Co	223
13,718	*	CV Therapeutics, Inc	113
18,735		Diamond Management & Technology Consultants, Inc	98
3,100	*	Gen-Probe, Inc	147
43,833	*	Hewitt Associates, Inc (Class A)	1,680
79,816	e*	Incyte Corp	607
59,590	e*	Isis Pharmaceuticals, Inc	812
49,000		JGC Corp	965
1,400	e	Landauer, Inc	79
168,858		Paychex, Inc	5,282
94,712	e	Quest Diagnostics, Inc	4,591
21,643	*	Regeneron Pharmaceuticals, Inc	313
523,832	e*	Rentech, Inc	995
27,272	e*	Savient Pharmaceuticals, Inc	690
971,000		SembCorp Industries Ltd	2,981
23,930	e*	Tetra Tech, Inc	541

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	$31,705

FABRICATED METAL PRODUCTS - 0.45%
21,800		Aptargroup, Inc	915
93,959		Commercial Metals Co	3,542
44,247	e	Dynamic Materials Corp	1,458
391		Geberit AG.	57
22,906		Gulf Island Fabrication, Inc	1,121
474,859		Illinois Tool Works, Inc	22,561
2,300		Insteel Industries, Inc	42
29,885		Pentair, Inc	1,047
34,002		Quanex Building Products Corp	505
21,196		Snap-On, Inc	1,102
79,926		Stanley Works	3,583
109,300		Toyo Seikan Kaisha Ltd	1,930
8,500	e	Valmont Industries, Inc	886
		TOTAL FABRICATED METAL PRODUCTS	38,749

FOOD AND KINDRED PRODUCTS - 2.10%
166,295		Cadbury plc	2,086
197,115		Campbell Soup Co	6,596
192,414		Coca Cola Hellenic Bottling Co S.A.	5,235
7,270		Corn Products International, Inc	357
410,067		CSR Ltd	962
316,825		General Mills, Inc	19,253
128,907		Groupe Danone	9,020
226,996		H.J. Heinz Co	10,862
13,340	e*	Hansen Natural Corp	385
136,783		Heineken NV	6,966
131,654	e	Hershey Co	4,316
22,268		J.M. Smucker Co	905
314,975		Kellogg Co	15,125
790,278		Kraft Foods, Inc (Class A)	22,483
10,103		Lancaster Colony Corp	306
19,247		McCormick & Co, Inc	686
53,900		Olam International Ltd	96
730,409		PepsiCo, Inc	46,447
258,542		Sara Lee Corp	3,167
374,000		Swire Pacific Ltd (Class A)	3,828
10,156	e	Tootsie Roll Industries, Inc	255
210,939		Unilever plc	5,993
183,337		Wrigley (Wm.) Jr Co	14,260
32,600		Yakult Honsha Co Ltd	918
		TOTAL FOOD AND KINDRED PRODUCTS	180,507

FOOD STORES - 0.30%
123,116		Carrefour S.A.	6,940
2,301	*	Great Atlantic & Pacific Tea Co, Inc	53
2,488		Kesko Oyj (B Shares)	80
75,357		Koninklijke Ahold NV	1,010
221,033		Safeway, Inc	6,310
61,546	e	Supervalu, Inc	1,901
965,976		Tesco plc	7,066
34,281	e	Whole Foods Market, Inc	812
82,657		Woolworths Ltd	1,937
		TOTAL FOOD STORES	26,109

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
FORESTRY - 0.06%
106,913		Weyerhaeuser Co	$5,468
		TOTAL FORESTRY	5,468

FURNITURE AND FIXTURES - 0.25%
15,729	e	Herman Miller, Inc	392
57,237	e	Hill-Rom Holdings, Inc	1,544
27,119		HNI Corp	479
472,599		Johnson Controls, Inc	13,554
82,284	e	Leggett & Platt, Inc	1,380
268,559		Masco Corp	4,224
9,700	e	Tempur-Pedic International, Inc	76
		TOTAL FURNITURE AND FIXTURES	21,649

FURNITURE AND HOME FURNISHINGS STORES - 0.04%
97,025	e*	Bed Bath & Beyond, Inc	2,726
12,900	*	GameStop Corp (Class A)	521
2,200	e	Haverty Furniture Cos, Inc	22
8,080	e*	Mohawk Industries, Inc	518
800	e	Williams-Sonoma, Inc	16
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	3,803

GENERAL BUILDING CONTRACTORS - 0.18%
84,144		Amec plc	1,483
301	e*	Avatar Holdings, Inc	9
3,524	e	Brookfield Homes Corp	43
27,208	e	Centex Corp	364
21,700		Daito Trust Construction Co Ltd	1,053
39,980		Hochtief AG.	4,055
1,120		Lennar Corp (B Shares)	12
49,042	e	Lennar Corp (Class A)	605
30,753	e	M/I Homes, Inc	484
17,644		Persimmon plc	110
12,000		Shimizu Corp	57
93,672		Standard-Pacific Corp	317
47,400	e*	Toll Brothers, Inc	888
103,910		Vinci S.A.	6,345
		TOTAL GENERAL BUILDING CONTRACTORS	15,825

GENERAL MERCHANDISE STORES - 0.69%
280,744		Costco Wholesale Corp	19,692
107,224		JC Penney Co, Inc	3,891
352,000		Kintetsu Corp	1,104
89,036		Macy's, Inc	1,729
30,427		PPR	3,359
10,500	e*	Retail Ventures, Inc	48
3,300	e	Stein Mart, Inc	15
459,743		Target Corp	21,374
244,804		TJX Cos, Inc	7,704
139,000		Tokyu Corp	721
		TOTAL GENERAL MERCHANDISE STORES	59,637

HEALTH SERVICES - 0.33%
4,670	*	Corvel Corp	158
32,497	*	Edwards Lifesciences Corp	2,016

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
110,544	*	Five Star Quality Care, Inc	$523
9,590	e*	Healthways, Inc	284
71,198	*	Laboratory Corp of America Holdings	4,958
60,942		LCA-Vision, Inc	291
14,720	*	LHC Group, Inc	342
29,540	e*	LifePoint Hospitals, Inc	836
214,803	e*	Nektar Therapeutics	720
46,947	*	Nighthawk Radiology Holdings, Inc	332
14,000	*	Pediatrix Medical Group, Inc	689
16,900	e*	Psychiatric Solutions, Inc	639
351,682	*	WellPoint, Inc	16,761
		TOTAL HEALTH SERVICES	28,549

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.09%
92,093		Abertis Infraestructuras S.A.	2,179
69,343	*	Foster Wheeler Ltd	5,072
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	7,251

HOLDING AND OTHER INVESTMENT OFFICES - 0.99%
2,476	e	Acadia Realty Trust	57
236,028		Annaly Mortgage Management, Inc	3,661
3,098		Ashford Hospitality Trust, Inc	14
27,227	e	AvalonBay Communities, Inc	2,428
49,792		Boston Properties, Inc	4,492
600		Brandywine Realty Trust	9
63,200		Brookfield Asset Management, Inc	2,052
3,200	e	Capital Lease Funding, Inc	24
1,200	e	Capital Trust, Inc (Class A)	23
164,270		CBRE Realty Finance, Inc	565
6,414		Cedar Shopping Centers, Inc	75
3,360	e	Cherokee, Inc	68
92,804		Duke Realty Corp	2,083
217,548		Equity Residential	8,326
8,247		FelCor Lodging Trust, Inc	87
12,044	e	First Industrial Realty Trust, Inc	331
103,542	e	General Growth Properties, Inc	3,627
33,280	e	HCP, Inc	1,059
26,392		Health Care REIT, Inc	1,174
7,346		Highwoods Properties, Inc	231
27,724		Hospitality Properties Trust	678
222,297		Host Marriott Corp	3,034
47,488		HRPT Properties Trust	321
816	e	Investors Real Estate Trust	8
73,200	e	iStar Financial, Inc	967
121,766	e	Kimco Realty Corp	4,203
23,996	e	Lexington Corporate Properties Trust	327
11,100	e	Liberty Property Trust	368
6,565		LTC Properties, Inc	168
4,500		Macerich Co	280
47,300		MFA Mortgage Investments, Inc	308
14,820		Mid-America Apartment Communities, Inc	756
622,526	e*	NexCen Brands, Inc	349
1,227,600		Noble Group Ltd	2,149
176,794	e	NorthStar Realty Finance Corp	1,471
7,528	e	Post Properties, Inc	224
8,879		Potlatch Corp	401

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
115,165		Prologis	$6,259
74,228		Public Storage, Inc	5,997
1,400	e	RAIT Investment Trust	10
11,900		Regency Centers Corp	704
2,766		Senior Housing Properties Trust	54
128,247		Simon Property Group, Inc	11,528
22,200		UDR, Inc	497
1,100		Universal Health Realty Income Trust	33
5,660	e	Urstadt Biddle Properties, Inc (Class A)	83
247,642		Virgin Media, Inc	3,370
73,196		Vornado Realty Trust	6,441
32,816		WABCO Holdings, Inc	1,525
84,959	e	Weingarten Realty Investors	2,576
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	85,475

HOTELS AND OTHER LODGING PLACES - 0.20%
80,159		Accor S.A.	5,325
80,616	e	Choice Hotels International, Inc	2,136
58,301	e*	Gaylord Entertainment Co	1,397
110,458	e*	Great Wolf Resorts, Inc	483
54,170	*	Lodgian, Inc	424
43,668	e	Marcus Corp	653
154,070		Marriott International, Inc (Class A)	4,043
38,586		Starwood Hotels & Resorts Worldwide, Inc	1,546
278,163		TUI Travel plc	1,130
		TOTAL HOTELS AND OTHER LODGING PLACES	17,137

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.14%
27,311	*	AGCO Corp	1,431
1,300	e	Albany International Corp (Class A)	38
53,400		Alfa Laval AB	825
3,500	*	Allis-Chalmers Energy, Inc	62
4,300		Ampco-Pittsburgh Corp	191
613,409		Applied Materials, Inc	11,710
13,569	e*	Astec Industries, Inc	436
74,230	e*	Axcelis Technologies, Inc	362
41,826	e	Black & Decker Corp	2,405
53,202		Brambles Ltd	445
16,890	e	Briggs & Stratton Corp	214
235,017	*	Brocade Communications Systems, Inc	1,937
162,900		Canon, Inc	8,385
3,900	e	Cascade Corp	165
102,100		Casio Computer Co Ltd	1,162
239,451		Caterpillar, Inc	17,676
7,900	e*	Columbus McKinnon Corp	190
129,390	*	Cray, Inc	600
127,277		Cummins, Inc	8,339
29,200		Daikin Industries Ltd	1,476
305,222		Deere & Co	22,016
878,147	*	Dell, Inc	19,214
10,400		Donaldson Co, Inc	464
13,934	*	Dril-Quip, Inc	878
9,460	*	Emulex Corp	110
38,963	e*	ENGlobal Corp	555
5,149	*	Entegris, Inc	34
41,300		Fanuc Ltd	4,039

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
48,912	*	FMC Technologies, Inc	$3,763
75,700		FUJIFILM Holdings Corp	2,608
4,200	*	Gardner Denver, Inc	239
61,237	e	Graco, Inc	2,331
1,060,202		Hewlett-Packard Co	46,872
27,600		Hitachi Construction Machinery Co Ltd	774
95,298	*	Immersion Corp	649
20,480		Ingersoll-Rand Co Ltd (Class A)	767
2,986	e*	Intermec, Inc	63
543,338		International Business Machines Corp	64,402
22,664	*	Intevac, Inc	256
137,500		Konica Minolta Holdings, Inc	2,329
103,000		Kubota Corp	740
2,300	e*	Kulicke & Soffa Industries, Inc	17
39,800		Kurita Water Industries Ltd	1,477
42,147	*	Lam Research Corp	1,524
28,635	*	Lexmark International, Inc (Class A)	957
600	e	Lindsay Manufacturing Co	51
6,754		Lufkin Industries, Inc	563
58,158		Manitowoc Co, Inc	1,892
38,400	e	Modine Manufacturing Co	475
30,450		Nordson Corp	2,220
12,986	*	Oil States International, Inc	824
32,564		Pall Corp	1,292
134,520		Palm, Inc	725
324,497	*	Quantum Corp	438
13,936	*	Rackable Systems, Inc	187
2,000		Robbins & Myers, Inc	100
27,802		Rockwell Automation, Inc	1,216
126,400		Sandvik AB	1,717
327,961		Seagate Technology, Inc	6,274
45,177	e*	Semitool, Inc	339
31,782	e*	Sigma Designs, Inc	441
36,857		Solarworld AG.	1,754
44,005	*	STEC, Inc	452
60,000		Sumitomo Heavy Industries Ltd	407
14,706	*	Tecumseh Products Co (Class A)	482
45,730	e	Tennant Co	1,375
21,378	*	Terex Corp	1,098
31,900		Tokyo Electron Ltd	1,840
135,500		Toyota Tsusho Corp	3,180
4,026	e*	TurboChef Technologies, Inc	19
10,500	*	Ultratech, Inc	163
44,788	*	Varian Medical Systems, Inc	2,322
27,500	*	Vestas Wind Systems AS	3,580
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	270,553

INSTRUMENTS AND RELATED PRODUCTS - 3.35%
23,218	e*	Advanced Medical Optics, Inc	435
17,804	*	Affymetrix, Inc	183
180,343	*	Agilent Technologies, Inc	6,409
146,485		Allergan, Inc	7,625
3,704		Analogic Corp	234
44,027		Bard (C.R.), Inc	3,872
374,472		Baxter International, Inc	23,944
46,298		Beckman Coulter, Inc	3,127

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
182,883		Becton Dickinson & Co	$14,868
3,700	*	Bruker BioSciences Corp	47
10,897	*	Cepheid, Inc	306
119,785		Danaher Corp	9,259
900		Datascope Corp	42
78,436		Dentsply International, Inc	2,886
608,527		Emerson Electric Co	30,092
1,100	*	Excel Technology, Inc	25
43,719	*	Flir Systems, Inc	1,774
5,300	e*	Formfactor, Inc	98
71,082	e	Garmin Ltd	3,045
57,237		Hillenbrand, Inc	1,225
92,536	*	Hologic, Inc	2,017
900	e*	ICU Medical, Inc	21
8,213	e*	Illumina, Inc	715
14,938	*	Intuitive Surgical, Inc	4,024
4,500	e	Invacare Corp	92
160,625	*	Invensys plc	830
62,328	e*	ION Geophysical Corp	1,088
3,400	e*	Itron, Inc	334
1,091,229		Johnson & Johnson	70,210
10,628	e*	L-1 Identity Solutions, Inc	142
32,218	e*	LTX Corp	71
646,150		Medtronic, Inc	33,438
1,166	*	Merit Medical Systems, Inc	17
29,512	*	Millipore Corp	2,003
5,300	*	MKS Instruments, Inc	116
3,000		Movado Group, Inc	59
131,000		Nikon Corp	3,835
31,000		Olympus Corp	1,051
2,970	e*	OYO Geospace Corp	175
1,888	e*	Palomar Medical Technologies, Inc	19
162,881		Pitney Bowes, Inc	5,554
3,970	*	Resmed, Inc	142
17,800		Roper Industries, Inc	1,173
2,223	e*	Rudolph Technologies, Inc	17
159,124	*	St. Jude Medical, Inc	6,505
36,659		STERIS Corp	1,054
182,621		Stryker Corp	11,483
8,500	*	Techne Corp	658
70,700		Terumo Corp	3,617
188,068	*	Thermo Electron Corp	10,481
27,775	*	Trimble Navigation Ltd	992
59,919	*	Vivus, Inc	400
33,761	*	Waters Corp	2,178
473,982		Xerox Corp	6,427
108,695	*	Zimmer Holdings, Inc	7,397
5,140	*	Zoll Medical Corp	173
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	288,004

INSURANCE AGENTS, BROKERS AND SERVICE - 0.34%
149,737		AON Corp	6,879
114,257	e*	Crawford & Co (Class B)	913
235,427		Hartford Financial Services Group, Inc	15,202
632,060		HBOS plc	3,460
112,915		QBE Insurance Group Ltd	2,428

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	$28,882

INSURANCE CARRIERS - 2.51%
281,451		Aetna, Inc	11,407
389,350		Aflac, Inc	24,451
734	e*	Alleghany Corp	244
68,756		Allianz AG.	12,094
5,925		American Physicians Capital, Inc	287
17,333	*	Arch Capital Group Ltd	1,149
92,779		Aspen Insurance Holdings Ltd	2,196
65,041		Assurant, Inc	4,290
471,614		Aviva plc	4,676
6,800	*	Centene Corp	114
376,187		Chubb Corp	18,437
216,605	e	Cincinnati Financial Corp	5,502
1,400		Donegal Group, Inc (Class A)	22
49,687	e	Endurance Specialty Holdings Ltd	1,530
27,664	e	Erie Indemnity Co (Class A)	1,277
1,251	e*	Fpic Insurance Group, Inc	57
250,695		Genworth Financial, Inc (Class A)	4,465
16,450		Hanover Insurance Group, Inc	699
1,200	e	Harleysville Group, Inc	41
2,616	*	HealthExtras, Inc	79
2,200		Horace Mann Educators Corp	31
92,226	*	Humana, Inc	3,668
1,859		Infinity Property & Casualty Corp	77
56,799		KBC Groep NV	6,279
2,100	e	LandAmerica Financial Group, Inc	47
92,182		Leucadia National Corp	4,327
239,939		Lincoln National Corp	10,874
191,400		Manulife Financial Corp	6,693
4,614	*	Markel Corp	1,693
3,227	e	MGIC Investment Corp	20
163,500		Millea Holdings, Inc	6,372
13,770	e*	Molina Healthcare, Inc	335
81,345		Montpelier Re Holdings Ltd	1,200
41,398		Muenchener Rueckver AG.	7,261
47,660	e	Nationwide Financial Services, Inc (Class A)	2,288
14,340	e	Odyssey Re Holdings Corp	509
22,800	e	Phoenix Cos, Inc	174
35,111		Platinum Underwriters Holdings Ltd	1,145
199,949		Principal Financial Group	8,392
475,244		Progressive Corp	8,897
19,850		Protective Life Corp	755
413,462		Prudential plc	4,361
1,000		Radian Group, Inc	1
131,360		Safeco Corp	8,822
7,440		Stancorp Financial Group, Inc	349
44,300		Sun Life Financial, Inc	1,822
78,211		Swiss Reinsurance Co	5,185
45,150		T&D Holdings, Inc	2,785
700	e	Tower Group, Inc	15
484,747		Travelers Cos, Inc	21,038
22,056	e	Unitrin, Inc	608
113,208		UnumProvident Corp	2,315
80,735		W.R. Berkley Corp	1,951

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
100		Wesco Financial Corp	$38
120,241		XL Capital Ltd (Class A)	2,472
		TOTAL INSURANCE CARRIERS	215,816

LEATHER AND LEATHER PRODUCTS - 0.05%
146,037	*	Coach, Inc	4,218
400	*	Timberland Co (Class A)	6
14,200	e	Weyco Group, Inc	377
		TOTAL LEATHER AND LEATHER PRODUCTS	4,601

LEGAL SERVICES - 0.01%
12,798	*	FTI Consulting, Inc	876
		TOTAL LEGAL SERVICES	876

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
35,628		Brisa-Auto Estradas de Portugal S.A.	410
415,000		ComfortDelgro Corp Ltd	459
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	869

LUMBER AND WOOD PRODUCTS - 0.01%
50,547	e*	Champion Enterprises, Inc	295
4,415	e	Skyline Corp	104
		TOTAL LUMBER AND WOOD PRODUCTS	399

METAL MINING - 0.51%
34,000		Agnico-Eagle Mines Ltd	2,551
114,667	*	Allied Nevada Gold Corp	675
580,217		Alumina Ltd	2,634
148,000		Goldcorp, Inc	6,823
13,800		Inmet Mining Corp	916
127,600		Kinross Gold Corp	3,016
87,500	*	Lundin Mining Corp	534
142,220		Newcrest Mining Ltd	3,947
11,193		Orica Ltd	314
112,566	e	Royal Gold, Inc	3,530
112,000		Teck Cominco Ltd	5,401
147,066		Xstrata plc	11,715
107,500		Yamana Gold, Inc	1,788
		TOTAL METAL MINING	43,844

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.19%
30,334		Armstrong World Industries, Inc	886
19,178	e	Callaway Golf Co	227
12,100	e	Daktronics, Inc	244
364,850		Mattel, Inc	6,246
156,334		Tyco International Ltd	6,260
120,600		Yamaha Corp	2,332
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	16,195

MISCELLANEOUS RETAIL - 0.80%
103,355	*	Amazon.com, Inc	7,579
6,600	e	Barnes & Noble, Inc	164
121,406		Best Buy Co, Inc	4,808
500,154		CVS Corp	19,791
11,723	*	Dollar Tree, Inc	383
38,120	*	GSI Commerce, Inc	520

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
105,988	*	Hibbett Sports, Inc	$2,236
60,616		Metro AG.	3,867
358,500		Nippon Mining Holdings, Inc	2,251
78,885	*	Office Depot, Inc	863
189,999		Origin Energy Ltd	2,940
10,103	e*	Overstock.com, Inc	262
11,430		Petsmart, Inc	228
10,855	e*	Priceline.com, Inc	1,253
276,451		Staples, Inc	6,566
10,100	e	Systemax, Inc	178
25,195		Tiffany & Co	1,027
438,454		Walgreen Co	14,254
		TOTAL MISCELLANEOUS RETAIL	69,170

MOTION PICTURES - 0.55%
3,931	e*	Avid Technology, Inc	67
145,403	*	Discovery Holding Co (Class A)	3,193
50,217	*	DreamWorks Animation SKG, Inc (Class A)	1,497
28,691		Regal Entertainment Group (Class A)	438
2,033,859		Time Warner, Inc	30,101
41,232	e*	tw telecom inc	661
375,481	*	Viacom, Inc (Class B)	11,467
		TOTAL MOTION PICTURES	47,424

NONDEPOSITORY INSTITUTIONS - 0.60%
21,525	e	Advanta Corp (Class A)	118
646,979		American Express Co	24,372
91,692	*	AmeriCredit Corp	790
213,463	e	Capital One Financial Corp	8,114
58,685	e	CapitalSource, Inc	650
348,448	e	Centerline Holding Co	582
277,215		CIT Group, Inc	1,888
261,216		Discover Financial Services	3,440
48,382	e	Federal Agricultural Mortgage Corp (Class C)	1,199
378,577		Freddie Mac	6,209
184,440	e*	Guaranty Financial Group, Inc	990
199,108		Medallion Financial Corp	1,876
130,606	*	NewStar Financial, Inc	772
13,100	*	PHH Corp	201
27,100	e*	thinkorswim Group, Inc	191
12,483	e*	World Acceptance Corp	420
		TOTAL NONDEPOSITORY INSTITUTIONS	51,812

NONMETALLIC MINERALS, EXCEPT FUELS - 0.09%
76,578	e	AMCOL International Corp	2,179
5,200		Compass Minerals International, Inc	419
78,581	e	Vulcan Materials Co	4,698
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	7,296

OIL AND GAS EXTRACTION - 3.71%
19,350		Acergy S.A.	431
47,174		Atlas America, Inc	2,125
18,190	*	ATP Oil & Gas Corp	718
2,183	*	Atwood Oceanics, Inc	271
40,138	e	Berry Petroleum Co (Class A)	2,363
9,766	e*	Bronco Drilling Co, Inc	179

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
80,937	e*	Callon Petroleum Co	$2,214
88,991	*	Cameron International Corp	4,926
69,300		Canadian Oil Sands Trust	3,738
3,200	*	Carrizo Oil & Gas, Inc	218
58,572	e*	Cheniere Energy, Inc	256
346,616	e	Chesapeake Energy Corp	22,863
70,059		Cimarex Energy Co	4,881
6,315	*	Complete Production Services, Inc	230
27,280	e*	Contango Oil & Gas Co	2,535
28,057	e*	Delta Petroleum Corp	716
278,702	*	Denbury Resources, Inc	10,173
32,193	e*	Edge Petroleum Corp	174
95,700		EnCana Corp	8,762
30,001	*	Encore Acquisition Co	2,256
127,985		ENSCO International, Inc	10,334
252,581		Equitable Resources, Inc	17,443
10,411	e*	Exterran Holdings, Inc	744
52,104	*	Global Industries Ltd	934
18,740	*	GMX Resources, Inc	1,389
32,398	e*	Goodrich Petroleum Corp	2,686
45,337	e	Grey Wolf, Inc	409
46,875	*	Helix Energy Solutions Group, Inc	1,952
130,209		Helmerich & Payne, Inc	9,378
35,300		Husky Energy, Inc	1,690
65,929	e*	McMoRan Exploration Co	1,814
263,284	*	Meridian Resource Corp	777
116,188	e*	Nabors Industries Ltd	5,720
237,806	*	National Oilwell Varco, Inc	21,098
63,641		Neste Oil Oyj	1,865
44,000		Nexen Inc	1,754
120,442		Noble Corp	7,824
10,968	*	Oceaneering International, Inc	845
15,629	*	Parallel Petroleum Corp	315
69,600		Petro-Canada	3,898
169,429	*	PetroHawk Energy Corp	7,846
27,290	*	Petroleum Development Corp	1,815
29,100	*	Petroquest Energy, Inc	783
110,076	e	Pioneer Natural Resources Co	8,617
117,784	*	Plains Exploration & Production Co	8,595
122,090	*	Pride International, Inc	5,774
95,676	*	Quicksilver Resources, Inc	3,697
82,758		Range Resources Corp	5,424
9,820	e	RPC, Inc	165
221,370		Santos Ltd	4,560
124,615		Smith International, Inc	10,361
125,456	*	Southwestern Energy Co	5,973
40,830		St. Mary Land & Exploration Co	2,639
27,978	*	Stone Energy Corp	1,844
281,994	*	Sulphco, Inc	640
15,600	*	Superior Energy Services	860
41,146	*	Swift Energy Co	2,718
76,200		Talisman Energy, Inc	1,687
30,538	e*	Toreador Resources Corp	261
213,754		Transocean, Inc	32,574
23,727	e*	TXCO Resources, Inc	279
30,145	*	Unit Corp	2,501

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
38,653	*	Venoco, Inc	$897
24,600	e	W&T Offshore, Inc	1,439
3,800	*	Warren Resources, Inc	56
151,747	*	Weatherford International Ltd	7,525
2,905	*	W-H Energy Services, Inc	278
19,105	*	Whiting Petroleum Corp	2,027
123,481		Woodside Petroleum Ltd	7,981
387,069		XTO Energy, Inc	26,518
		TOTAL OIL AND GAS EXTRACTION	319,232

PAPER AND ALLIED PRODUCTS - 0.45%
75,759	e	Bemis Co	1,699
52,800	*	Buckeye Technologies, Inc	447
2,600	e*	Cenveo, Inc	25
25,642	*	Domtar Corporation	140
22,564		Glatfelter	305
178,572		International Paper Co	4,161
280,897		Kimberly-Clark Corp	16,792
210,265		MeadWestvaco Corp	5,013
15,096		Metso Oyj	683
126,000		OJI Paper Co Ltd	593
63,049		Packaging Corp of America	1,356
8,700		Rock-Tenn Co (Class A)	261
86,764		Sonoco Products Co	2,685
120,376		Stora Enso Oyj (R Shares)	1,121
127,600		Svenska Cellulosa AB (B Shares)	1,795
1,584	e	Temple-Inland, Inc	18
14,400		Uni-Charm Corp	1,024
47,924		UPM-Kymmene Oyj	781
10,800	e	Wausau Paper Corp	83
		TOTAL PAPER AND ALLIED PRODUCTS	38,982

PERSONAL SERVICES - 0.02%
39,896		Regis Corp	1,051
9,856		Unifirst Corp	440
8,020	e	Weight Watchers International, Inc	286
		TOTAL PERSONAL SERVICES	1,777

PETROLEUM AND COAL PRODUCTS - 3.25%
62,867	e	Alon USA Energy, Inc	752
252,127		Apache Corp	35,046
21,679		Ashland, Inc	1,045
62,479		Cabot Oil & Gas Corp	4,232
355,000		Cosmo Oil Co Ltd	1,286
314,658		Devon Energy Corp	37,809
441,052		ENI S.p.A.	16,385
199,188		EOG Resources, Inc	26,133
181,927		Hess Corp	22,957
173,153		Murphy Oil Corp	16,978
90,948	*	Newfield Exploration Co	5,934
208,206		Noble Energy, Inc	20,937
49,589		OMV AG.	3,874
274,145		Repsol YPF S.A.	10,759
520,940		Royal Dutch Shell plc (A Shares)	21,354
459,020		Royal Dutch Shell plc (B Shares)	18,381
211,160		Statoil ASA	7,878

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
128,700		Suncor Energy, Inc	$7,472
115,127		Sunoco, Inc	4,685
353,729		Valero Energy Corp	14,567
99,403	e	Western Refining, Inc	1,177
		TOTAL PETROLEUM AND COAL PRODUCTS	279,641

PIPELINES, EXCEPT NATURAL GAS - 0.24%
571,807		Spectra Energy Corp	16,434
108,600		TransCanada Corp	4,207
		TOTAL PIPELINES, EXCEPT NATURAL GAS	20,641

PRIMARY METAL INDUSTRIES - 1.34%
263,840		Alcoa, Inc	9,398
19,444		Allegheny Technologies, Inc	1,153
151,901	*	Arcelor	14,928
119,649		BlueScope Steel Ltd	1,300
77,495	e*	Century Aluminum Co	5,153
678,996		Corning, Inc	15,651
232,000		Dowa Holdings Co Ltd	1,695
48,876	e	Gibraltar Industries, Inc	780
32,303		Hubbell, Inc (Class B)	1,288
36,587	e*	LB Foster Co (Class A)	1,215
811,000		Nippon Steel Corp	4,395
80,000		Nisshin Steel Co Ltd	272
179,400		Norsk Hydro ASA	2,616
231,007		Nucor Corp	17,249
33,046	e	Olympic Steel, Inc	2,509
38,999		Outokumpu Oyj	1,355
175,056		Steel Dynamics, Inc	6,839
197,000		Sumitomo Metal Mining Co Ltd	3,013
53,314	e	Tredegar Corp	784
15,649		Umicore	770
98,905		United States Steel Corp	18,276
4,892		Voestalpine AG.	400
186,632	e	Worthington Industries, Inc	3,826
		TOTAL PRIMARY METAL INDUSTRIES	114,865

PRINTING AND PUBLISHING - 0.45%
1,300	e*	ACCO Brands Corp	15
5,100		Bowne & Co, Inc	65
800		CSS Industries, Inc	19
160,000		Dai Nippon Printing Co Ltd	2,356
48,405		Dun & Bradstreet Corp	4,242
2,100		Ennis, Inc	33
93,304	e	EW Scripps Co (Class A)	3,876
49,559	e	Harte-Hanks, Inc	568
234,754		John Fairfax Holdings Ltd	660
11,442		John Wiley & Sons, Inc (Class A)	515
215,606		Journal Communications, Inc (Class A)	1,039
24,900	e	Lee Enterprises, Inc	99
1,800	e	McClatchy Co (Class A)	12
41,660	e	Meredith Corp	1,179
176,409	e	New York Times Co (Class A)	2,715
66,800		Orkla ASA	856
296,753		Pearson plc	3,616
177,397	*	R.H. Donnelley Corp	532

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
5,700		R.R. Donnelley & Sons Co	$169
7,888		Reed Elsevier NV	132
610,497		Reed Elsevier plc	6,957
90,275	e	Standard Register Co	851
49,161	*	Thomson Reuters plc	1,311
146,000		Toppan Printing Co Ltd	1,608
8,146		Washington Post Co (Class B)	4,781
342,679		Yell Group plc	478
		TOTAL PRINTING AND PUBLISHING	38,684

RAILROAD TRANSPORTATION - 0.56%
45,000		Canadian National Railway Co	2,162
6,200		Canadian Pacific Railway Ltd	412
271,280		CSX Corp	17,039
85,306		Firstgroup plc	880
471,000		Hankyu Hanshin Holdings, Inc	1,979
40,644	e*	Kansas City Southern Industries, Inc	1,788
559,000		MTR Corp	1,761
354,685		Norfolk Southern Corp	22,228
3,000		Odakyu Electric Railway Co Ltd	19
		TOTAL RAILROAD TRANSPORTATION	48,268

REAL ESTATE - 0.32%
63,668	e*	CB Richard Ellis Group, Inc (Class A)	1,222
289,000		City Developments Ltd	2,313
12,398	e	Forest City Enterprises, Inc (Class A)	400
20,265	e*	Forestar Real Estate Group, Inc	386
1,062,000		Hang Lung Properties Ltd	3,409
2,400		Jones Lang LaSalle, Inc	144
310,000		Kerry Properties Ltd	1,630
24,947		Leighton Holdings Ltd	1,215
345,898		Macquarie Goodman Group	1,025
260,000		Mitsubishi Estate Co Ltd	5,953
259,000		Mitsui Fudosan Co Ltd	5,543
661,657		Sino Land Co	1,317
33,399	e	Stewart Enterprises, Inc (Class A)	241
524,400		Stockland Trust Group	2,712
		TOTAL REAL ESTATE	27,510

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.28%
1,981	*	Deckers Outdoor Corp	276
38,675		Michelin (C.G.D.E.) (Class B)	2,765
145,000		Mitsui Chemicals, Inc	716
291,484		Nike, Inc (Class B)	17,375
1,273,874		Pirelli & C S.p.A.	874
59,943		Sealed Air Corp	1,140
11,100		Spartech Corp	105
1,800	e*	Trex Co, Inc	21
24,465		Tupperware Corp	837
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	24,109

SECURITY AND COMMODITY BROKERS - 1.65%
67,959		Ameriprise Financial, Inc	2,764
24,401	e	BlackRock, Inc	4,319
84,041		Broadridge Financial Solutions, Inc	1,769
477,302		Charles Schwab Corp	9,804

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
23,692	*	CME Group, Inc	$9,079
257,406		Credit Suisse Group	11,716
539,000		Daiwa Securities Group, Inc	4,957
48,717	*	Duff & Phelps Corp	807
14,500		Eaton Vance Corp	576
47,770		Evercore Partners, Inc (Class A)	454
27,689		Federated Investors, Inc (Class B)	953
155,224		Franklin Resources, Inc	14,226
187,595		Goldman Sachs Group, Inc	32,810
238,000		Hong Kong Exchanges and Clearing Ltd	3,486
24,096	*	IntercontinentalExchange, Inc	2,747
270,139		Invesco Ltd	6,478
290,029	*	Ladenburg Thalmann Financial Services, Inc	438
53,703		Lazard Ltd (Class A)	1,834
1,372,409		Legal & General Group plc	2,723
67,483		Legg Mason, Inc	2,940
66,099	e*	Nasdaq Stock Market, Inc	1,755
547,000		Nomura Holdings, Inc	8,100
22,018		Nymex Holdings, Inc	1,860
119,970		NYSE Euronext	6,078
68,569		SEI Investments Co	1,613
129,603		T Rowe Price Group, Inc	7,319
30,929		US Global Investors, Inc (Class A)	518
		TOTAL SECURITY AND COMMODITY BROKERS	142,123

SOCIAL SERVICES - 0.00%**
44,409	e*	Capital Senior Living Corp	335
		TOTAL SOCIAL SERVICES	335

SPECIAL TRADE CONTRACTORS - 0.03%
400	e	Alico, Inc	14
2,050		Comfort Systems USA, Inc	28
9,383	e*	Layne Christensen Co	411
56,182	e*	Quanta Services, Inc	1,869
		TOTAL SPECIAL TRADE CONTRACTORS	2,322

STONE, CLAY, AND GLASS PRODUCTS - 0.55%
453,471		3M Co	31,557
2,065	e	Apogee Enterprises, Inc	34
1,122	e*	Cabot Microelectronics Corp	37
10,425	e	CARBO Ceramics, Inc	608
156,324		CRH plc	4,543
31,352	e	Eagle Materials, Inc	794
63,051		Gentex Corp	911
16,691		Holcim Ltd	1,349
35,308		Lafarge S.A.	5,384
95,000		NGK Insulators Ltd	1,852
5,800	*	Owens-Illinois, Inc	242
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	47,311

TEXTILE MILL PRODUCTS - 0.00%**
1,600		Oxford Industries, Inc	31
		TOTAL TEXTILE MILL PRODUCTS	31

TRANSPORTATION BY AIR - 0.41%
13,184	e*	Air Methods Corp	330

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
321,445	e*	Airtran Holdings, Inc	$656
623,369		Auckland International Airport Ltd	927
66,237		British Airways plc	282
36,931		Continental AG.	3,801
75,637	e*	Continental Airlines, Inc (Class B)	765
234,848	*	Delta Air Lines, Inc	1,339
79,205		Deutsche Lufthansa AG.	1,706
620,344	e,v*	ExpressJet Holdings, Inc	347
190,264		FedEx Corp	14,991
333,473	e*	JetBlue Airways Corp	1,244
131,000		Singapore Airlines Ltd	1,418
42,865	e	Skywest, Inc	542
481,555		Southwest Airlines Co	6,279
143,461		UAL Corp	749
		TOTAL TRANSPORTATION BY AIR	35,376

TRANSPORTATION EQUIPMENT - 0.99%
3,800	e	A.O. Smith Corp	125
48,937	e	ArvinMeritor, Inc	611
7,885	*	ATC Technology Corp	184
81,888		Bayerische Motoren Werke AG.	3,934
203,938	*	BE Aerospace, Inc	4,750
333,800		Bombardier, Inc (Class B)	2,426
373,000		Cosco Corp Singapore Ltd	880
59,500		Denso Corp	2,049
14,800	e	Federal Signal Corp	178
7,839	*	Fuel Systems Solutions, Inc	302
181,008		Genuine Parts Co	7,182
162,508	e	Harley-Davidson, Inc	5,892
75,292		Harsco Corp	4,097
209,000		Honda Motor Co Ltd	7,132
36,400		JTEKT Corp	578
20,829	e	Noble International Ltd	93
39,000		NSK Ltd	342
152,113		Paccar, Inc	6,363
57,677		Peugeot S.A.	3,115
56,705		Renault S.A.	4,615
134,100		Scania AB (B Shares)	1,826
546,000		SembCorp Marine Ltd	1,628
149,310	*	Spirit Aerosystems Holdings, Inc (Class A)	2,864
46,370	e	Superior Industries International, Inc	783
25,384	e*	Tenneco, Inc	343
305,389		Tomkins plc	914
138,370	*	Visteon Corp	364
30,756		Volkswagen AG.	8,884
36,656		Volkswagen AG.	5,308
134,600		Volvo AB (A Shares)	1,578
191,400		Volvo AB (B Shares)	2,331
23,540		Westinghouse Air Brake Technologies Corp	1,144
101,100		Yamaha Motor Co Ltd	1,893
		TOTAL TRANSPORTATION EQUIPMENT	84,708

TRANSPORTATION SERVICES - 0.04%
19,293		CH Robinson Worldwide, Inc	1,058
22,989		Expeditors International Washington, Inc	989
2,064	*	HUB Group, Inc (Class A)	70

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				VALUE
SHARES				(000)
			$
41,433		National Express Group plc		782
62,968	*	Orbitz Worldwide, Inc		315
50,528		Toll Holdings Ltd		292
		TOTAL TRANSPORTATION SERVICES		3,506

TRUCKING AND WAREHOUSING - 0.44%
297,303		Deutsche Post AG.		7,762
81,000		Nippon Express Co Ltd		389
465,534		United Parcel Service, Inc (Class B)		28,617
98,000		Yamato Transport Co Ltd		1,368
		TOTAL TRUCKING AND WAREHOUSING		38,136

WATER TRANSPORTATION - 0.10%
17,991		Alexander & Baldwin, Inc		820
24,700	e*	Gulfmark Offshore, Inc		1,437
20,422	e*	Hornbeck Offshore Services, Inc		1,154
169,000		Kawasaki Kisen Kaisha Ltd		1,588
303,000		Nippon Yusen Kabushiki Kaisha		2,918
251,000		Pacific Basin Shipping Ltd		359
		TOTAL WATER TRANSPORTATION		8,276

WHOLESALE TRADE-DURABLE GOODS - 0.55%
109,657	e	Agilysys, Inc		1,244
109,330	e	Barnes Group, Inc		2,524
42,456		BorgWarner, Inc		1,884
147,606		Bunzl plc		1,917
28,725		Castle (A.M.) & Co		822
52,882	*	Chindex International, Inc		776
173,516	*	Fortescue Metals Group Ltd		1,971
122,900		IKON Office Solutions, Inc		1,386
458,000		Li & Fung Ltd		1,382
7,470	e	Martin Marietta Materials, Inc		774
8,672	*	MWI Veterinary Supply, Inc		287
401,500		Nissan Motor Co Ltd		3,335
5,558	e	Owens & Minor, Inc		254
71,557	*	Patterson Cos, Inc		2,103
2,500	e*	PSS World Medical, Inc		41
16,954		Rautaruukki Oyj		770
84,038	e	Reliance Steel & Aluminum Co		6,478
86,315		Schneider Electric S.A.		9,286
6,800	*	Tech Data Corp		230
23,000	e*	Tyler Technologies, Inc		312
72,129		W.W. Grainger, Inc		5,900
17,580	*	WESCO International, Inc		704
57,986		Wesfarmers Ltd		2,072
144,672		Wolseley plc		1,078
		TOTAL WHOLESALE TRADE-DURABLE GOODS		47,530

WHOLESALE TRADE-NONDURABLE GOODS - 0.31%
7,080		Airgas, Inc		413
24,761	e*	Akorn, Inc		82
23,472	e	Allscripts Healthcare Solutions, Inc		291
11,457	*	Dean Foods Co		225
62,630	*	Endo Pharmaceuticals Holdings, Inc		1,515
9,700	*	Gildan Activewear, Inc		249
16,695	*	Henry Schein, Inc		861

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)

65,646		Herbalife Ltd			$2,544
254,396	e	Idearc, Inc			598
6,000	e	Men's Wearhouse, Inc			98
2,100		Myers Industries, Inc			17
13,256	e	Nash Finch Co			454
14,982		Spartan Stores, Inc			345
488,921		Sysco Corp			13,450
182,672		Unilever NV			5,166
1,900	e*	Volcom, Inc			45
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			26,353

		TOTAL COMMON STOCKS			5,052,617
		(Cost $4,397,001)

WARRANTS - 0.00%**

INSURANCE AGENTS, BROKERS AND SERVICE - 0.00%**
252,824	*	HBOS plc (Expires 07/18/08)			54
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE			54

		TOTAL WARRANTS			54
		(Cost $0)

PRINCIPAL

SHORT-TERM INVESTMENTS - 5.71%

BANKER'S ACCEPTANCE - 0.64%
$ 23,400,000		Bank of America Corp	0.000%	08/11/08	23,322
8,000,000		Wachovia Bank NA	0.000	09/12/08	7,953
24,437,900		Wachovia Bank NA	0.000	09/22/08	24,275
		TOTAL BANKERS ACCEPTANCE			55,550

COMMERCIAL PAPER - 0.88%
4,000,000		Abbott Laboratories	0.000	07/01/08	3,999
15,000,000		John Deere Capital Corp	0.000	07/01/08	14,996
25,700,000		McGraw-Hill, Inc	0.000	08/04/08	25,628
6,000,000		McGraw-Hill, Inc	0.000	08/12/08	5,979
25,000,000		Stanley Works	0.000	07/22/08	24,955
		TOTAL COMMERCIAL PAPER			75,557

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 4.19%
75,000,000		Federal Home Loan Bank (FHLB)	0.000	07/09/08	74,961
6,499,000		(FHLB)	0.000	07/30/08	6,488
12,650,000		(FHLB)	0.000	08/15/08	12,614
10,355,000		(FHLB)	0.000	08/27/08	10,317
15,000,000		(FHLB)	0.000	09/12/08	14,927
18,850,000		(FHLB)	0.000	09/17/08	18,752
5,900,000		(FHLB)	0.000	11/14/08	5,844
22,950,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	07/02/08	22,947
25,000,000		(FHLMC)	0.000	08/04/08	24,945
6,900,000		(FHLMC)	0.000	08/29/08	6,874
6,569,000		(FHLMC)	0.000	10/14/08	6,522
13,295,000		(FHLMC)	0.000	11/20/08	13,163
10,000,000		(FHLMC)	0.000	12/22/08	9,879
25,000,000		Federal National Mortgage Association (FNMA)	0.000	07/21/08	24,969

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 21,118,000	(FNMA)	0.000%	08/18/08	$21,053
74,300,000	(FNMA)	0.000	10/08/08	73,796
12,500,000	(FNMA)	0.000	10/20/08	12,405
	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			360,456

	TOTAL SHORT-TERM INVESTMENTS			491,563
	Cost ($491,779)

	TOTAL PORTFOLIO - 105.30%			9,062,414
	Cost ($8,460,706)
	OTHER ASSETS & LIABILITIES, NET - (5.30%)			(456,064)

	NET ASSETS - 100.00%			$8,606,350

	The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
LP	Limited Partnership
N/R	Not rated by Moody's

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
†	As provided by Moody's Investors Service (Unaudited).
d	All or a portion of these securities have been segregated by the custodian to cover securities
	purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933
	and may be resold in transactions exempt from registration
	to qualified institutional buyers.
	At June 30, 2008, the value of these securities amounted to $147,095,007 or 1.71% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2008.
j	Zero coupon.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index
	for All Urban Consumers ("CPI-U").
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.
	Cost amounts are in thousands.

	At June 30, 2008, the net unrealized appreciation on investments was $601,707,544, consisting of gross
	unrealized appreciation of $1,137,411,968, and gross unrealized depreciation of $535,704,424.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
STATEMENT OF INVESTMENTS (Unaudited)
June 30, 2008

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 99.71%

ASSET BACKED - 0.01%
$ 839,456	BMW Vehicle Lease Trust Series 2007-1 (Class A1)	5.062%	11/17/08	$840
	TOTAL ASSET BACKED			840

BANKER'S ACCEPTANCE - 0.90%
3,110,000	Bank of America NA	0.000	08/12/08	3,101
7,174,000	Bank of America NA	0.000	09/02/08	7,140
7,048,000	Bank of America NA	0.000	10/17/08	6,988
3,327,000	JPMorgan Chase Bank NA	0.000	08/29/08	3,312
9,797,000	JPMorgan Chase Bank NA	0.000	09/04/08	9,749
2,012,000	JPMorgan Chase Bank NA	0.000	10/15/08	1,995
2,045,000	JPMorgan Chase Bank NA	0.000	10/21/08	2,027
1,350,000	JPMorgan Chase Bank NA	0.000	11/07/08	1,336
20,000,000	Wachovia Bank NA	0.000	07/08/08	19,990
43,000,000	Wachovia Bank NA	0.000	09/05/08	42,787
6,000,000	Wachovia Bank NA	0.000	09/12/08	5,966
9,561,000	Wachovia Bank NA	0.000	10/21/08	9,476
	TOTAL BANKERS ACCEPTANCE			113,867

BANK NOTES - 0.20%
25,000,000	Wells Fargo Bank NA	2.470	08/13/08	25,000
	TOTAL BANK NOTES			25,000

CERTIFICATES OF DEPOSIT - 16.07%
50,000,000	Abbey National Treasury	2.620	07/18/08	49,999
49,000,000	Abbey National Treasury	2.600	08/11/08	48,994
40,000,000	Abbey National Treasury	2.550	09/15/08	39,972
50,000,000	American Express Bank FSB	2.760	07/07/08	50,000
40,000,000	American Express Bank FSB	4.080	07/14/08	40,019
25,000,000	American Express Bank FSB	2.690	08/20/08	24,998
30,000,000	American Express Bank FSB	2.690	08/21/08	29,998
50,000,000	American Express Bank FSB	2.820	09/30/08	49,995
25,000,000	American Express Centurion Bank	2.720	08/27/08	24,999
25,000,000	American Express Centurion Bank	2.640	08/28/08	24,996
94,000,000	Banco Bilbao Vizcaya Argentaria S.A.	2.945	07/23/08	94,021
40,000,000	Bank of Montreal	2.850	07/08/08	40,001
25,000,000	Bank of Montreal	2.690	07/10/08	25,000
25,000,000	Bank of Montreal	2.660	09/02/08	24,990
50,000,000	Bank of Montreal	2.650	09/03/08	49,979
30,000,000	Bank of Montreal	2.800	09/24/08	29,994
25,000,000	Bank of Nova Scotia	2.830	07/22/08	25,003
50,000,000	Bank of Nova Scotia	2.550	08/13/08	49,984
25,000,000	Bank of Nova Scotia	2.530	08/28/08	24,991
35,000,000	Bank of Nova Scotia	2.570	09/18/08	34,976
35,000,000	Calyon	2.650	07/30/08	34,999
50,000,000	Calyon	2.590	09/05/08	49,973
40,000,000	Calyon	2.720	09/25/08	39,984
40,000,000	Calyon	2.800	10/01/08	39,981

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 50,000,000		Canadian Imperial Bank	2.680%	08/19/08	$49,995
40,000,000		Canadian Imperial Bank	2.635	08/20/08	39,993
50,000,000		Deutsche Bank AG.	2.430	07/15/08	49,994
20,000,000		Deutsche Bank AG.	2.720	07/31/08	20,001
45,000,000	i	Deutsche Bank AG.	2.240	11/03/08	44,994
25,000,000		Dexia Credit Local S.A.	2.730	07/08/08	25,000
50,000,000		Dexia Credit Local S.A.	2.630	08/26/08	49,988
50,000,000		Dexia Credit Local S.A.	2.655	08/26/08	49,991
45,000,000		Dexia Credit Local S.A.	2.640	09/02/08	44,980
50,000,000		Lloyds Bank plc	2.720	10/02/08	49,966
50,000,000		Lloyds Bank plc	2.660	10/06/08	49,957
50,000,000		Rabobank USA Financial Corp	2.540	07/14/08	49,996
19,700,000		Rabobank USA Financial Corp	2.900	07/22/08	19,703
50,000,000		Rabobank USA Financial Corp	2.680	09/18/08	49,978
25,000,000		Royal Bank of Canada	2.790	07/24/08	25,003
25,000,000		Royal Bank of Canada	2.790	07/25/08	25,003
25,000,000		Royal Bank of Canada	2.680	09/18/08	24,989
40,000,000		Royal Bank of Canada	2.720	09/23/08	39,985
50,000,000		Royal Bank of Canada	2.710	09/29/08	49,978
30,000,000		Royal Bank of Canada	5.290	02/02/09	30,268
20,000,000		Royal Bank of Scotland	3.180	12/12/08	19,997
25,000,000		Societe Generale North America, Inc	2.850	07/01/08	25,000
25,000,000		Societe Generale North America, Inc	2.500	07/18/08	25,000
30,000,000		Societe Generale North America, Inc	2.920	07/28/08	30,007
25,000,000		Societe Generale North America, Inc	2.770	09/25/08	24,993
30,000,000		Toronto Dominion Bank	2.650	07/28/08	30,001
40,000,000		Toronto Dominion Bank	2.650	08/05/08	39,999
30,000,000		Toronto Dominion Bank	2.500	08/14/08	29,988
44,070,000		Toronto Dominion Bank	2.950	08/27/08	44,083
25,000,000		US Bank NA	2.650	09/26/08	24,983
		TOTAL CERTIFICATES OF DEPOSIT			2,031,659

COMMERCIAL PAPER - 48.84%
22,270,000		Abbey National LLC	0.000	10/30/08	22,046
25,000,000		Abbey National LLC	0.000	11/06/08	24,734
25,000,000		Abbey National LLC	0.000	12/17/08	24,641
29,643,000		Abbott Laboratories	0.000	07/02/08	29,641
6,800,000		Abbott Laboratories	0.000	07/08/08	6,796
20,000,000		Alcon Capital Corp	0.000	07/07/08	19,993
19,000,000		American Honda Finance Corp	0.000	07/02/08	18,998
25,000,000		American Honda Finance Corp	0.000	07/10/08	24,983
18,000,000		American Honda Finance Corp	0.000	07/14/08	17,983
21,500,000		American Honda Finance Corp	0.000	07/21/08	21,474
4,000,000		American Honda Finance Corp	0.000	07/22/08	3,995
7,500,000		American Honda Finance Corp	0.000	07/24/08	7,487
23,000,000		American Honda Finance Corp	0.000	08/04/08	22,943
21,671,000		American Honda Finance Corp	0.000	08/05/08	21,616
33,235,000		American Honda Finance Corp	0.000	08/12/08	33,148
40,000,000		American Honda Finance Corp	0.000	08/14/08	39,861
25,875,000		American Honda Finance Corp	0.000	08/26/08	25,762
43,000,000		American Honda Finance Corp	0.000	09/04/08	42,786
4,450,000		Bank of America Corp	0.000	07/01/08	4,450
410,000		Bank of America Corp	0.000	07/07/08	410
5,245,000		Bank of America Corp	0.000	07/08/08	5,243
10,000,000		Bank of America Corp	0.000	07/24/08	9,983
35,631,000		Bank of America Corp	0.000	08/26/08	35,476

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 30,000,000	Bank of America Corp	0.000%	09/03/08	$29,853
70,000,000	Bank of America Corp	0.000	09/09/08	69,621
15,000,000	Bank of Nova Scotia	0.000	08/28/08	14,932
25,000,000	Bank of Nova Scotia	0.000	10/03/08	24,812
25,000,000	Bank of Nova Scotia	0.000	11/13/08	24,718
5,164,000	Bank of Scotland plc	0.000	07/08/08	5,161
6,798,000	Bank of Scotland plc	0.000	07/23/08	6,787
10,000,000	Barclays U.S. Funding LLC	0.000	09/29/08	9,929
50,000,000	Barclays U.S. Funding LLC	0.000	10/06/08	49,611
25,000,000	Barclays U.S. Funding LLC	0.000	11/18/08	24,707
24,250,000	Becton Dickinson & Co	0.000	07/08/08	24,240
16,000,000	Becton Dickinson & Co	0.000	07/14/08	15,988
27,500,000	Cafco LLC	0.000	07/01/08	27,500
25,765,000	Cafco LLC	0.000	07/09/08	25,750
30,000,000	Cafco LLC	0.000	07/15/08	29,966
10,000,000	Cafco LLC	0.000	07/23/08	9,982
15,000,000	Cafco LLC	0.000	07/24/08	14,971
6,000,000	Cafco LLC	0.000	08/13/08	5,979
12,500,000	Calyon North America, Inc	0.000	07/08/08	12,494
22,070,000	Calyon North America, Inc	0.000	09/10/08	21,950
50,000,000	Canadian Imperial Holding, Inc	0.000	07/08/08	49,974
50,000,000	Canadian Imperial Holding, Inc	0.000	07/15/08	49,948
20,000,000	Canadian Imperial Holding, Inc	0.000	09/19/08	19,874
12,000,000	Canadian Wheat Board	0.000	07/11/08	11,993
18,000,000	Ciesco LLC	0.000	07/01/08	18,000
9,000,000	Ciesco LLC	0.000	07/14/08	8,992
37,185,000	Ciesco LLC	0.000	07/16/08	37,139
5,760,000	Ciesco LLC	0.000	07/29/08	5,747
20,000,000	Ciesco LLC	0.000	07/31/08	19,951
10,000,000	Ciesco LLC	0.000	08/20/08	9,957
40,000,000	Ciesco LLC	0.000	08/21/08	39,823
50,000,000	Citigroup Funding, Inc	0.000	07/18/08	49,937
25,000,000	Citigroup Funding, Inc	0.000	07/21/08	24,965
20,000,000	Citigroup Funding, Inc	0.000	08/12/08	19,941
25,000,000	Citigroup Funding, Inc	0.000	08/14/08	24,914
30,000,000	Citigroup Funding, Inc	0.000	09/04/08	29,852
20,000,000	Citigroup Funding, Inc	0.000	09/26/08	19,863
28,420,000	Coca-Cola Co	0.000	07/09/08	28,406
25,000,000	Danske Corp	0.000	07/11/08	24,981
79,980,000	Danske Corp	0.000	07/14/08	79,904
10,000,000	Danske Corp	0.000	07/22/08	9,985
19,750,000	Danske Corp	0.000	08/21/08	19,671
25,000,000	Deutsche Bank Financial LLC	0.000	08/11/08	24,923
12,200,000	Dexia Delaware LLC	0.000	08/05/08	12,169
4,000,000	Dexia Delaware LLC	0.000	08/07/08	3,989
25,000,000	Dexia Delaware LLC	0.000	09/09/08	24,866
25,000,000	Dexia Delaware LLC	0.000	10/10/08	24,796
10,000,000	Edison Asset Securitization LLC	0.000	07/15/08	9,989
25,000,000	Edison Asset Securitization LLC	0.000	07/16/08	24,969
20,000,000	Edison Asset Securitization LLC	0.000	07/29/08	19,956
20,000,000	Edison Asset Securitization LLC	0.000	08/20/08	19,913
27,784,000	Edison Asset Securitization LLC	0.000	08/28/08	27,645
7,108,000	Edison Asset Securitization LLC	0.000	09/08/08	7,067
40,000,000	Edison Asset Securitization LLC	0.000	09/25/08	39,710
30,000,000	Edison Asset Securitization LLC	0.000	10/03/08	29,761
5,000,000	General Electric Capital Corp	0.000	07/02/08	5,000

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 45,000,000	General Electric Capital Corp	0.000%	07/07/08	$44,980
50,000,000	General Electric Capital Corp	0.000	07/16/08	49,951
25,000,000	General Electric Capital Corp	0.000	07/24/08	24,962
10,000,000	General Electric Capital Corp	0.000	08/13/08	9,970
14,000,000	General Electric Capital Corp	0.000	09/19/08	13,922
20,000,000	General Electric Capital Corp	0.000	09/23/08	19,882
50,000,000	General Electric Capital Corp	0.000	10/27/08	49,561
25,000,000	General Electric Capital Corp	0.000	10/30/08	24,774
37,730,000	General Electric Capital Corp	0.000	12/29/08	37,203
9,100,000	General Electric Capital Corp	0.000	01/09/09	8,965
20,000,000	General Electric Co	0.000	09/02/08	19,916
28,000,000	Govco LLC	0.000	07/08/08	27,984
50,000,000	Govco LLC	0.000	07/17/08	49,944
25,000,000	Govco LLC	0.000	07/21/08	24,960
14,000,000	Govco LLC	0.000	07/22/08	13,977
15,000,000	Govco LLC	0.000	08/04/08	14,963
30,000,000	Govco LLC	0.000	08/25/08	29,863
10,748,000	Govco LLC	0.000	09/08/08	10,685
40,000,000	Govco LLC	0.000	09/12/08	39,754
20,000,000	Govco LLC	0.000	09/23/08	19,859
25,000,000	Govco LLC	0.000	09/25/08	24,819
38,000,000	Govco LLC	0.000	11/17/08	37,534
20,000,000	Govco LLC	0.000	12/11/08	19,708
25,000,000	Govco LLC	0.000	12/17/08	24,620
35,000,000	HSBC Finance Corp	0.000	08/12/08	34,888
20,000,000	HSBC Finance Corp	0.000	08/21/08	19,919
50,000,000	HSBC Finance Corp	0.000	09/03/08	49,756
25,000,000	HSBC Finance Corp	0.000	09/04/08	24,876
50,000,000	HSBC Finance Corp	0.000	09/08/08	49,734
40,000,000	HSBC Finance Corp	0.000	09/16/08	39,759
50,000,000	ING US Funding LLC	0.000	07/01/08	50,000
10,100,000	ING US Funding LLC	0.000	07/10/08	10,093
40,000,000	ING US Funding LLC	0.000	07/17/08	39,953
10,000,000	ING US Funding LLC	0.000	07/25/08	9,982
11,000,000	ING US Funding LLC	0.000	07/28/08	10,979
10,000,000	ING US Funding LLC	0.000	07/31/08	9,978
48,000,000	ING US Funding LLC	0.000	08/29/08	47,777
28,725,000	ING US Funding LLC	0.000	09/15/08	28,556
20,000,000	International Business Machines Corp	0.000	07/23/08	19,973
20,000,000	International Business Machines Corp	0.000	07/24/08	19,972
21,925,000	Johnson & Johnson	0.000	07/16/08	21,905
25,000,000	Johnson & Johnson	0.000	07/17/08	24,976
25,000,000	Johnson & Johnson	0.000	07/18/08	24,974
25,000,000	JPMorgan Chase & Co	0.000	07/17/08	24,970
39,325,000	JPMorgan Chase & Co	0.000	07/21/08	39,269
15,000,000	JPMorgan Chase & Co	0.000	07/23/08	14,975
50,000,000	JPMorgan Chase & Co	0.000	07/24/08	49,914
8,000,000	JPMorgan Chase & Co	0.000	08/28/08	7,964
20,000,000	JPMorgan Chase & Co	0.000	09/02/08	19,905
20,000,000	JPMorgan Chase & Co	0.000	11/13/08	19,775
12,000,000	JPMorgan Chase & Co	0.000	11/17/08	11,861
45,608,000	Kitty Hawk Funding Corp	0.000	07/10/08	45,579
50,000,000	Kitty Hawk Funding Corp	0.000	07/17/08	49,933
48,840,000	Kitty Hawk Funding Corp	0.000	07/24/08	48,762
20,000,000	Kitty Hawk Funding Corp	0.000	08/13/08	19,928
20,000,000	Kitty Hawk Funding Corp	0.000	08/20/08	19,913

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 43,658,000	Kitty Hawk Funding Corp	0.000%	08/21/08	$43,465
36,635,000	Kitty Hawk Funding Corp	0.000	09/09/08	36,418
24,639,000	Kitty Hawk Funding Corp	0.000	09/19/08	24,473
18,850,000	Lloyds Bank plc	0.000	07/07/08	18,842
2,400,000	Lloyds Bank plc	0.000	08/04/08	2,394
12,500,000	Lloyds Bank plc	0.000	08/07/08	12,465
22,000,000	Lloyds Bank plc	0.000	08/21/08	21,912
20,000,000	Lloyds Bank plc	0.000	10/17/08	19,824
30,300,000	Nestle Capital Corp	0.000	07/07/08	30,289
61,256,000	Nestle Capital Corp	0.000	07/16/08	61,200
25,000,000	Nestle Capital Corp	0.000	07/29/08	24,958
25,000,000	Nestle Capital Corp	0.000	07/30/08	24,957
20,000,000	Nestle Capital Corp	0.000	08/04/08	19,959
9,000,000	Nestle Capital Corp	0.000	08/07/08	8,979
14,500,000	Nestle Capital Corp	0.000	03/10/09	14,227
1,560,000	Paccar Financial Corp	0.000	07/09/08	1,559
29,200,000	Paccar Financial Corp	0.000	07/10/08	29,180
8,100,000	Paccar Financial Corp	0.000	07/14/08	8,092
2,135,000	Paccar Financial Corp	0.000	08/08/08	2,129
13,650,000	Park Avenue Rec Corp	0.000	07/01/08	13,650
7,870,000	PepsiCo, Inc	0.000	07/02/08	7,870
12,500,000	Pfizer, Inc	0.000	08/25/08	12,448
7,400,000	Private Export Funding Corp	0.000	07/01/08	7,400
7,000,000	Private Export Funding Corp	0.000	07/03/08	6,999
65,000,000	Private Export Funding Corp	0.000	07/22/08	64,919
15,000,000	Private Export Funding Corp	0.000	07/25/08	14,979
4,990,000	Private Export Funding Corp	0.000	09/03/08	4,969
25,000,000	Private Export Funding Corp	0.000	09/04/08	24,894
40,000,000	Private Export Funding Corp	0.000	10/07/08	39,733
20,000,000	Procter & Gamble International	0.000	07/02/08	19,999
30,000,000	Procter & Gamble International	0.000	08/05/08	29,925
30,000,000	Procter & Gamble International	0.000	08/12/08	29,905
37,845,000	Procter & Gamble International	0.000	08/27/08	37,676
25,000,000	Procter & Gamble International	0.000	08/28/08	24,886
10,000,000	Rabobank USA Financial Corp	0.000	07/18/08	9,989
20,000,000	Rabobank USA Financial Corp	0.000	08/12/08	19,937
35,000,000	Rabobank USA Financial Corp	0.000	08/14/08	34,879
20,000,000	Rabobank USA Financial Corp	0.000	08/29/08	19,907
44,385,000	Rabobank USA Financial Corp	0.000	09/15/08	44,124
12,000,000	Rabobank USA Financial Corp	0.000	09/30/08	11,913
36,342,000	Ranger Funding Co LLC	0.000	07/10/08	36,317
20,000,000	Ranger Funding Co LLC	0.000	07/14/08	19,982
10,898,000	Ranger Funding Co LLC	0.000	07/15/08	10,886
20,000,000	Ranger Funding Co LLC	0.000	07/21/08	19,972
20,058,000	Ranger Funding Co LLC	0.000	07/22/08	20,025
22,850,000	Ranger Funding Co LLC	0.000	07/31/08	22,798
32,000,000	Ranger Funding Co LLC	0.000	08/19/08	31,869
15,000,000	Ranger Funding Co LLC	0.000	08/20/08	14,935
38,272,000	Ranger Funding Co LLC	0.000	09/08/08	38,049
30,000,000	Ranger Funding Co LLC	0.000	09/16/08	29,806
20,000,000	Ranger Funding Co LLC	0.000	09/17/08	19,869
25,000,000	Ranger Funding Co LLC	0.000	09/24/08	24,821
24,545,000	Royal Bank of Canada	0.000	09/05/08	24,422
25,000,000	Royal Bank of Canada	0.000	09/09/08	24,866
30,000,000	Royal Bank of Canada	0.000	09/10/08	29,837
43,000,000	Royal Bank of Scotland	0.000	07/09/08	42,974

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 25,000,000		Royal Bank of Scotland	0.000%	08/11/08	$24,923
50,000,000		Royal Bank of Scotland	0.000	08/12/08	49,841
25,000,000		Royal Bank of Scotland	0.000	08/13/08	24,916
30,000,000		Royal Bank of Scotland	0.000	08/25/08	29,874
5,900,000		Royal Bank of Scotland	0.000	09/08/08	5,869
30,000,000		Royal Bank of Scotland	0.000	10/16/08	29,739
25,000,000		Shell International Finance BV	0.000	09/26/08	24,828
10,610,000		Societe Generale North America, Inc	0.000	07/11/08	10,602
18,350,000		Societe Generale North America, Inc	0.000	07/28/08	18,315
5,464,000		Svensk Exportkredit AB	0.000	07/21/08	5,457
20,000,000		Svensk Exportkredit AB	0.000	07/22/08	19,970
43,640,000		Svensk Exportkredit AB	0.000	08/19/08	43,479
28,000,000		Svensk Exportkredit AB	0.000	08/22/08	27,885
20,000,000		Svensk Exportkredit AB	0.000	09/29/08	19,857
20,000,000		Svensk Exportkredit AB	0.000	10/30/08	19,799
30,000,000		Toronto Dominion Holding	0.000	07/10/08	29,980
45,000,000		Toronto Dominion Holding	0.000	10/02/08	44,666
25,000,000		Toronto Dominion Holding	0.000	11/06/08	24,734
63,000,000		Toyota Motor Credit Corp	0.000	07/15/08	62,943
25,000,000		Toyota Motor Credit Corp	0.000	08/04/08	24,946
33,000,000		Toyota Motor Credit Corp	0.000	08/15/08	32,897
25,000,000		Toyota Motor Credit Corp	0.000	09/26/08	24,847
25,000,000		Toyota Motor Credit Corp	0.000	09/29/08	24,840
40,000,000		Toyota Motor Credit Corp	0.000	10/22/08	39,667
28,500,000		Toyota Motor Credit Corp	0.000	10/28/08	28,247
30,000,000		Toyota Motor Credit Corp	0.000	10/29/08	29,732
45,000,000	i	Toyota Motor Credit Corp	0.000	07/10/09	44,977
20,000,000		Unilever Capital Corp	0.000	07/01/08	20,000
6,400,000		Unilever Capital Corp	0.000	07/03/08	6,399
20,000,000		Unilever Capital Corp	0.000	07/17/08	19,980
24,750,000		Unilever Capital Corp	0.000	10/01/08	24,567
25,000,000		Unilever Capital Corp	0.000	10/20/08	24,770
26,000,000		Unilever Capital Corp	0.000	10/21/08	25,759
5,304,000		Unilever Capital Corp	0.000	10/27/08	5,252
18,000,000		Unilever Capital Corp	0.000	12/01/08	17,766
20,000,000		Variable Funding Capital Corp	0.000	07/25/08	19,960
20,150,000		Variable Funding Capital Corp	0.000	09/02/08	20,042
20,000,000		Variable Funding Capital Corp	0.000	09/24/08	19,856
25,000,000		Wal-Mart Stores, Inc	0.000	12/16/08	24,643
25,594,000		Wells Fargo & Co	0.000	07/08/08	25,581
25,000,000		Wells Fargo & Co	0.000	07/10/08	24,983
50,000,000		Wells Fargo & Co	0.000	07/11/08	49,962
49,000,000		Wells Fargo & Co	0.000	07/22/08	48,933
25,000,000		Wells Fargo & Co	0.000	07/24/08	24,964
30,000,000		Wells Fargo & Co	0.000	07/25/08	29,955
20,000,000		Wells Fargo & Co	0.000	08/12/08	19,941
20,000,000		Wells Fargo & Co	0.000	08/14/08	19,936
26,000,000		Yorktown Capital LLC	0.000	07/02/08	25,998
10,075,000		Yorktown Capital LLC	0.000	07/08/08	10,069
20,000,000		Yorktown Capital LLC	0.000	07/10/08	19,985
8,250,000		Yorktown Capital LLC	0.000	07/14/08	8,242
20,000,000		Yorktown Capital LLC	0.000	07/17/08	19,977
54,000,000		Yorktown Capital LLC	0.000	07/21/08	53,915
31,000,000		Yorktown Capital LLC	0.000	08/07/08	30,906
25,000,000		Yorktown Capital LLC	0.000	08/18/08	24,900
14,000,000		Yorktown Capital LLC	0.000	08/19/08	13,943

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 20,000,000	Yorktown Capital LLC	0.000%	09/05/08	$19,889
14,000,000	Yorktown Capital LLC	0.000	09/11/08	13,915
3,843,000	Yorktown Capital LLC	0.000	09/12/08	3,819
12,060,000	Yorktown Capital LLC	0.000	09/16/08	11,982
35,000,000	Yorktown Capital LLC	0.000	09/19/08	34,765
	TOTAL COMMERCIAL PAPER			6,176,659

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 31.48%
47,045,000	Federal Home Loan Bank (FHLB)	0.000	07/01/08	47,045
92,866,000	(FHLB)	0.000	07/02/08	92,861
33,402,000	(FHLB)	0.000	07/09/08	33,387
18,965,000	(FHLB)	0.000	07/11/08	18,954
30,000,000	(FHLB)	0.000	07/16/08	29,974
28,655,000	(FHLB)	0.000	07/23/08	28,616
50,000,000	(FHLB)	0.000	07/25/08	49,928
25,000,000	(FHLB)	0.000	07/29/08	24,958
22,573,000	(FHLB)	0.000	07/30/08	22,536
100,000,000	(FHLB)	0.000	08/01/08	99,815
87,385,000	(FHLB)	0.000	08/13/08	87,150
120,000,000	(FHLB)	0.000	08/15/08	119,663
37,495,000	(FHLB)	0.000	08/22/08	37,373
61,000,000	(FHLB)	0.000	08/27/08	60,783
50,000,000	(FHLB)	0.000	08/29/08	49,816
9,521,000	(FHLB)	0.000	09/04/08	9,481
30,000,000	(FHLB)	0.000	09/05/08	29,871
14,315,000	(FHLB)	0.000	09/08/08	14,251
7,700,000	(FHLB)	0.000	09/10/08	7,664
14,820,000	(FHLB)	0.000	09/12/08	14,750
20,092,000	(FHLB)	0.000	09/16/08	19,991
25,000,000	(FHLB)	0.000	09/17/08	24,873
75,000,000	(FHLB)	0.000	09/24/08	74,586
20,165,000	(FHLB)	0.000	10/03/08	20,038
58,232,000	(FHLB)	0.000	10/08/08	57,844
3,325,000	(FHLB)	0.000	10/24/08	3,299
23,711,000	(FHLB)	0.000	10/27/08	23,523
1,500,000	(FHLB)	0.000	10/28/08	1,488
10,025,000	(FHLB)	0.000	11/04/08	9,938
7,005,000	(FHLB)	0.000	11/07/08	6,943
12,688,000	(FHLB)	0.000	11/24/08	12,560
34,000,000	(FHLB)	0.000	12/03/08	33,633
25,000,000	(FHLB)	0.000	12/15/08	24,709
84,400,000	Federal Home Loan Mortgage Corp (FHLMC)	0.000	07/03/08	84,391
57,755,000	(FHLMC)	0.000	07/07/08	57,736
62,445,000	(FHLMC)	0.000	07/11/08	62,410
50,000,000	(FHLMC)	0.000	07/21/08	49,943
26,970,000	(FHLMC)	0.000	07/25/08	26,932
100,000,000	(FHLMC)	0.000	08/06/08	99,786
50,000,000	(FHLMC)	0.000	08/07/08	49,890
55,000,000	(FHLMC)	0.000	08/11/08	54,859
50,000,000	(FHLMC)	0.000	08/14/08	49,862
30,000,000	(FHLMC)	0.000	08/15/08	29,916
100,300,000	(FHLMC)	0.000	08/18/08	100,002
100,000,000	(FHLMC)	0.000	08/22/08	99,675
76,860,000	(FHLMC)	0.000	08/25/08	76,593
12,000,000	(FHLMC)	0.000	08/26/08	11,958
18,657,000	(FHLMC)	0.000	08/29/08	18,588

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 48,463,000		(FHLMC)	0.000%	09/08/08	$48,246
47,920,000		(FHLMC)	0.000	09/10/08	47,699
49,500,000		(FHLMC)	0.000	09/12/08	49,265
25,000,000		(FHLMC)	0.000	09/16/08	24,875
20,000,000		(FHLMC)	0.000	09/19/08	19,896
159,401,000		(FHLMC)	0.000	09/22/08	158,541
18,459,000		(FHLMC)	0.000	09/25/08	18,356
50,000,000		(FHLMC)	0.000	09/26/08	49,717
75,179,000		(FHLMC)	0.000	09/29/08	74,739
9,730,000		(FHLMC)	0.000	09/30/08	9,672
25,948,000		(FHLMC)	0.000	10/10/08	25,772
4,710,000		(FHLMC)	0.000	10/14/08	4,677
29,600,000		(FHLMC)	0.000	10/20/08	29,379
3,310,000		(FHLMC)	0.000	11/05/08	3,281
35,000,000		(FHLMC)	0.000	11/07/08	34,689
21,340,000		(FHLMC)	0.000	12/08/08	21,102
2,890,000		(FHLMC)	0.000	03/30/09	2,833
8,830,000		Federal National Mortgage Association (FNMA)	0.000	07/02/08	8,830
103,598,000		(FNMA)	0.000	07/09/08	103,552
31,209,000		(FNMA)	0.000	07/16/08	31,182
50,000,000		(FNMA)	0.000	07/23/08	49,936
34,000,000		(FNMA)	0.000	07/30/08	33,944
33,023,000		(FNMA)	0.000	08/01/08	32,962
111,805,000		(FNMA)	0.000	08/08/08	111,552
50,000,000		(FNMA)	0.000	08/18/08	49,851
40,335,000		(FNMA)	0.000	08/20/08	40,209
4,110,000		(FNMA)	0.000	08/25/08	4,096
35,875,000		(FNMA)	0.000	08/27/08	35,747
28,160,000		(FNMA)	0.000	08/28/08	28,058
4,453,000		(FNMA)	0.000	08/29/08	4,437
22,405,000		(FNMA)	0.000	09/02/08	22,313
85,110,000		(FNMA)	0.000	09/03/08	84,756
26,200,000		(FNMA)	0.000	09/04/08	26,089
25,000,000		(FNMA)	0.000	09/08/08	24,888
30,000,000		(FNMA)	0.000	09/09/08	29,864
98,178,000		(FNMA)	0.000	09/10/08	97,725
73,790,000		(FNMA)	0.000	09/11/08	73,445
83,097,000		(FNMA)	0.000	09/17/08	82,676
75,000,000		(FNMA)	0.000	09/30/08	74,556
19,600,000		(FNMA)	0.000	10/01/08	19,479
25,000,000		(FNMA)	0.000	10/06/08	24,837
18,095,000		(FNMA)	0.000	10/08/08	17,975
50,000,000		(FNMA)	0.000	10/20/08	49,627
40,000,000		(FNMA)	0.000	10/21/08	39,699
44,860,000		(FNMA)	0.000	10/22/08	44,519
4,075,000		(FNMA)	0.000	10/23/08	4,044
6,774,000		(FNMA)	0.000	10/29/08	6,719
12,200,000		(FNMA)	0.000	11/05/08	12,093
23,430,000		(FNMA)	0.000	12/10/08	23,165
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			3,980,406

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 1.62%
50,000,000	i	Federal Farm Credit Bank (FFCB)	2.090	03/12/09	49,954
50,000,000		Federal Home Loan Bank (FHLB)	2.550	09/12/08	49,996
30,000,000	i	(FHLB)	2.020	11/20/08	29,973
49,000,000		(FHLB)	5.250	01/16/09	49,633

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 26,000,000	i	(FHLB)	2.120%	02/13/09	$25,984
		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			205,540

VARIABLE NOTES - 0.59%
25,000,000	i	Bank of Scotland plc	2.655	11/12/08	24,989
25,000,000	i	Wachovia Bank NA	2.990	11/25/08	24,910
25,000,000	i	Wachovia Corp	2.533	10/28/08	24,931
		TOTAL VARIABLE NOTES			74,830

		TOTAL SHORT-TERM INVESTMENTS			12,608,801
		Cost ($12,612,579)

		TOTAL PORTFOLIO - 99.71%			12,608,801
		Cost ($12,612,579)
		OTHER ASSETS & LIABILITIES, NET - 0.29%			36,237

		NET ASSETS - 100.00%			$12,645,038

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	plc	Public Limited Company

		Cost amounts are in thousands.

	i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2008.

		At June 30, 2008, the net unrealized depreciation on investments was $3,777,793, consisting of gross
		unrealized appreciation of $269,552 and gross unrealized depreciation of $4,047,345.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

     (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s first fiscal half year that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date: August 21, 2008	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 21, 2008	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: August 21, 2008	By:	/s/ Georganne C. Proctor
Georganne C. Proctor
Executive Vice President and Chief Financial Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer